1933 Act No. 333-34500



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


      [ ] Pre-Effective Amendment No.     [X]  Post-Effective Amendment No. 1


                             EVERGREEN EQUITY TRUST
                           (Evergreen Foundation Fund)
                 (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on February 1, 1999 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                             EVERGREEN EQUITY TRUST

                                     PART A

                                PROSPECTUS/PROXY

                            [THIS IS THE FRONT COVER]
                                      LOGO

                         EVERGREEN CAPITAL BALANCED FUND
                               200 BERKELEY STREET
                                BOSTON, MA 02116
May 26, 2000

Dear Shareholder,

As a shareholder of Evergreen Capital Balanced Fund ("Capital Balanced Fund"), you are invited to vote on a proposal to merge Capital Balanced Fund into Evergreen Foundation Fund ("Foundation Fund"), another mutual fund within the Evergreen Family of Funds. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST HAS APPROVED THE MERGER AND RECOMMENDS THAT YOU VOTE FOR THIS PROPOSAL.

If approved by shareholders, this is how the merger will work:

o    Your Fund will transfer its assets and liabilities to Foundation Fund.
o Foundation Fund will issue new shares that will be distributed to you in an amount equal to the value of your Capital Balanced Fund shares. You will receive Class A, Class B, Class C or Class Y shares of Foundation Fund, depending on the class of shares of Capital Balanced Fund you currently hold. Although the NUMBER of shares you hold may change, the total VALUE of your investment will not change as a result of the merger.
o You will not incur any sales loads or similar transaction charges as a result of the merger.

The merger is intended to be tax free for federal income tax purposes. Details about Foundation Fund's investment objective, portfolio management team, performance, etc. along with additional information about the proposed merger, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information. Votes on the proposal will be cast at a special meeting of Capital Balanced Fund's shareholders to be held on July 14, 2000. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope, or vote via one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.


If you have any questions about the proposal or the proxy card, please call Shareholder Communications Corporation, our proxy solicitor, at 800-645-8640. You may record your vote by telephone, FAX your completed and signed proxy card (both front and back sides) or vote on the Internet by following the voting instructions as outlined on your proxy card. If the Fund does not receive a sufficient number of votes in favor of the merger, you may receive a telephone call from Shareholder Communications Corporation requesting your vote. The expenses of the merger, including the costs of soliciting proxies, will be paid by First Union National Bank.


Thank you for taking this matter seriously and participating in this important process.

                                                     Sincerely,

                                                     [Signature]

                                                     William M. Ennis

                                                     PRESIDENT

                                                     Evergreen Funds

                         EVERGREEN CAPITAL BALANCED FUND

                               200 BERKELEY STREET

                           BOSTON, MASSACHUSETTS 02116



                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON JULY 14, 2000

         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Evergreen Capital Balanced Fund ("Capital Balanced Fund"), a series of Evergreen Equity Trust, will be held at the offices of the Evergreen Funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116, on July 14, 2000 at 2:00 p.m. for the following purposes:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of April 30, 2000, providing for the acquisition of all the assets of Capital Balanced Fund by Evergreen Foundation Fund ("Foundation Fund"), a series of Evergreen Equity Trust, in exchange for shares of Foundation Fund and the assumption by Foundation Fund of the identified liabilities of Capital Balanced Fund. The Plan also provides for distribution of these shares of Foundation Fund to shareholders of Capital Balanced Fund in liquidation and subsequent termination of Capital Balanced Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Capital Balanced Fund.

2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of Capital Balanced Fund, the Trustees of Evergreen Equity Trust have fixed the close of business on April 28, 2000 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                        By order of the Board of Trustees



                                                     William M. Ennis
                                                     PRESIDENT

May 26, 2000

                   INFORMATION RELATING TO THE PROPOSED MERGER
                                       OF
                         EVERGREEN CAPITAL BALANCED FUND
                                      INTO
                            EVERGREEN FOUNDATION FUND

This prospectus/proxy statement contains the information you should know before voting on the proposed merger ("Merger") of your Fund into Evergreen Foundation Fund ("Foundation Fund"). If approved, the Merger will result in your receiving shares of Foundation Fund in exchange for your shares of Evergreen Capital Balanced Fund ("Capital Balanced Fund"). The investment objectives of both Funds are similar. The investment objective of Capital Balanced Fund is to seek capital growth and current income. The investment objective of Foundation Fund is to seek in order of priority: reasonable income, conservation of capital and capital appreciation.

Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE
----------------------------------------------------------------- ---------------------------------------------------------------
SEE:                                                              HOW TO GET THESE DOCUMENTS:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Capital Balanced Fund's prospectus, dated February 1, 2000.       The Funds make all of these documents available to you free
Foundation Fund's prospectus, dated August 1, 1999, with a        of charge if you:
supplement dated February 1, 2000, WHICH ACCOMPANY THIS           o        Call 800-645-8640, or
PROSPECTUS/PROXY STATEMENT.                                       o        Write the Funds at 200 Berkeley Street, Boston,
                                                                           Massachusetts 02116.
Capital Balanced Fund's statement of additional information,
dated February 1, 2000.                                           You can also obtain any of these documents for a fee from the
Foundation Fund's statement of additional information, dated      SEC if you:
August 1, 1999.                                                   o        Call the SEC at 800-SEC-0330,

Capital Balanced Fund's annual report, dated September 30, 1999.  Or for free if you:
Foundation Fund's annual report, dated March 31, 1999.            o        Go to the SEC Website (http://www.sec.gov).

Foundation Fund's semi-annual report, dated September 30, 1999.   To ask questions about this prospectus/proxy statement:
                                                                  o        Call 800-645-8640, or
Statement of additional  information,  dated May 26, 2000,        o        Write to the Funds at 200 Berkeley Street, Boston,
which relates to this prospectus/proxy statement and                       Massachusetts 02116.
the Merger.

----------------------------------------------------------------- ---------------------------------------------------------------


INFORMATION RELATING TO THE FUNDS CONTAINED IN FOUNDATIONFUND'S SEMI-ANNUAL REPORT, THE FUNDS' ANNUAL REPORTS, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION, AS WELL AS THE STATEMENT OF ADDITIONAL INFORMATION RELATING TO THIS PROSPECTUS/PROXY STATEMENT, IS INCORPORATED BY REFERENCE INTO THIS
PROSPECTUS/PROXY STATEMENT. THIS MEANS THAT SUCH INFORMATION IS LEGALLY CONSIDERED TO BE PART OF THIS DOCUMENT.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OF A BANK, AND ARE NOT INSURED, ENDORSED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF YOUR ORIGINAL INVESTMENT.

                THE ADDRESS OF BOTH FUNDS IS 200 BERKELEY STREET,
             BOSTON, MASSACHUSETTS 02116 (TELEPHONE: 800-343-2898).


                  PROSPECTUS/PROXY STATEMENT DATED MAY 26, 2000

                                TABLE OF CONTENTS

SUMMARY.....................................................................
What are the key features of the Merger?....................
After the Merger, what class of shares of Foundation Fund will I own? ........
How do the Funds' investment objectives, principal investment strategies and risks compare?.....................
How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?.....................................
How do the Funds' performance records compare?......
Who will be the Investment Advisor and Portfolio Manager of my Fund after the
Merger? What will the advisory fee be after the Merger?..................
What will be the primary federal tax consequences of the Merger?.........

RISKS....................................................................

What are the primary risks of investing in each Fund? ...................
Are there any other risks of investing in each Fund? ....................

MERGER INFORMATION.......................................................
Reasons for the Merger...................................................
Agreement and Plan of Reorganization.....................................
Federal Income Tax Consequences..........................................
Pro Forma Capitalization.................................................
Distribution of Shares...................................................
Purchase and Redemption Procedures.......................................
Exchange Privileges......................................................
Dividend Policy..........................................................


INFORMATION ON SHAREHOLDERS' RIGHTS......................................
Form of Organization.....................................................
Capitalization...........................................................
Shareholder Liability....................................................
Shareholder Meetings and Voting Rights...................................
Liquidation .............................................................
Liability and Indemnification of Trustees................................

VOTING INFORMATION CONCERNING THE MEETING................................
Shareholder Information..................................................

FINANCIAL STATEMENTS AND EXPERTS.........................................

LEGAL MATTERS............................................................

ADDITIONAL INFORMATION...................................................

OTHER BUSINESS...........................................................

INSTRUCTIONS FOR EXECUTING PROXY CARDS...................................


OTHER WAYS TO VOTE YOUR PROXY ...........................................


EXHIBIT A................................................................

EXHIBIT B................................................................


                                     SUMMARY



         This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, each Fund's prospectus and statement of additional information and in the Agreement and Plan of Reorganization.

WHAT ARE THE KEY FEATURES OF THE MERGER?

     The Agreement and Plan of Reorganization (the "Plan") sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o the transfer of all of the assets of Capital Balanced Fund in exchange for shares of Foundation Fund.
o the assumption by Foundation Fund of the identified liabilities of Capital Balanced Fund. (The identified liabilities consist only of those liabilities reflected on Capital Balanced Fund's statement of assets and liabilities determined immediately preceding the Merger.)
o the liquidation of Capital Balanced Fund by distributing shares of Foundation Fund to Capital Balanced Fund's shareholders.

     The Merger is scheduled to take place on or about July 24, 2000.

AFTER THE MERGER, WHAT CLASS OF SHARES OF FOUNDATION FUND WILL I OWN?

------------------------------------- -----------------------------------------
IF YOU OWN THIS CLASS OF SHARES OF    YOU WILL GET THIS CLASS OF SHARES OF
CAPITAL BALANCED FUND:                FOUNDATION FUND:
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
CLASS A                               CLASS A
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
CLASS B                               CLASS B
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
CLASS C                               CLASS C
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
CLASS Y                               CLASS Y
------------------------------------- -----------------------------------------

         The new shares you receive will have the same total value as your Capital Balanced Fund shares as of the close of business on the day immediately prior to the Merger.

         The Trustees of Evergreen Equity Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as such term is defined in the Investment Company Act of 1940 (the "1940 Act"), have concluded that the Merger would be in the best interest of Capital Balanced Fund's shareholders, and that their interest will not be diluted as a result of the Merger.
Accordingly, the Trustees have submitted the Plan for the approval of Capital Balanced Fund's shareholders. The Trustees of Evergreen Equity Trust have also approved the Plan on behalf of Foundation Fund.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

         The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

----------------------------- ----------------------------------------------- ---------------------------------------------------
                              CAPITAL BALANCED FUND                           FOUNDATION FUND
----------------------------- ----------------------------------------------- ---------------------------------------------------
----------------------------- ----------------------------------------------- ---------------------------------------------------
INVESTMENT OBJECTIVE          To seek capital growth and current income.      To seek in order of priority: reasonable income,
                                                                              conservation of capital and capital appreciation.
----------------------------- ----------------------------------------------- ---------------------------------------------------
----------------------------- ----------------------------------------------- ---------------------------------------------------
PRINCIPAL INVESTMENT          o        Normally, at least 25% of assets are   o        Normally, at least 25% of assets are
STRATEGIES                         invested in fixed income securities and         invested in fixed income securities and the
                                   25% in equity securities.                       remainder in equity securities.
                              o        Growth in value, current income, and   o        Current income from dividends and
                                   stability of principal are factors              potential for capital appreciation are
                                   considered when choosing securities.            factors considered when choosing securities.

                              o        The fixed income portion will          o        The fixed income portion will be
                                   primarily be invested in investment             primarily invested in  corporate debt
                                   grade debt securities (rated Baa3 or            securities rated in the top three categories
                                   better by Moody's Investors Service,            (rated A or better by a nationally
                                   Inc. ("Moody's"), BBB- or better by             recognized statistical ratings organization
                                   Standard & Poor's Ratings Services              or unrated securities of comparable
                                   ("S&P") or unrated securities of                quality), securities issued by the U.S.
                                   comparable quality) and preferred stocks.       Treasury or by an agency or instrumentality

                              o        Normally, the fixed income portion          of the U.S. government, bank obligations,
                                   will be invested in securities with a           and high quality commercial paper.
                                   dollar-weighted average rating of A or     o        The fixed income portion is not managed
                                   better and an average duration of four          for any targeted duration.
                                   to six years.                              o        The equity portion will be primarily
                              o        The equity portion will be primarily        invested in securities of large U.S.
                                   invested in securities of large U.S.            companies.
                                   companies.                                 o        Growth of earnings as well as value
                              o        Growth of earnings as well as value         characteristics such as price-to-earnings
                                   characteristics such as                         ratios are considered in selecting
                                   price-to-earnings ratios are considered         securities.
                                   in selecting securities.

----------------------------- ----------------------------------------------- ---------------------------------------------------

         Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal and if employed, could result in a lower return and loss of market opportunity.

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

         A portion of the securities held by Capital Balanced Fund may be disposed of in connection with the Merger, which could result in additional portfolio transaction costs to the Funds and capital gains to shareholders.

         A principal risk of investing in both Funds is stock market risk (when economic growth slows, or interest or inflation rates increase, equity securities held by the Funds tend to decline in value and may cause a decrease in dividends paid). Both Funds are also subject to interest rate risk (when interest rates rise, the value of debt securities and certain dividend paying stocks held by the Funds tends to decline). Both Funds are also subject to credit risk (the issuers of the securities in which the Funds invest will be unable to repay principal and pay interest on the securities held by a Fund either at all or on time). Both Funds are subject to market capitalization risk (investments primarily in one category may decline in value if that category falls out of favor). Both Funds also are subject to investment style risk (certain styles such as growth or value also may fall out of favor causing securities held by the Funds to decline). For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

HOW DO THE FUNDS' SALES CHARGES AND EXPENSES COMPARE? WILL I BE ABLE TO BUY, SELL AND EXCHANGE SHARES THE SAME WAY?

         The sales charges for the comparable classes of both Funds are the same. Both Funds offer four classes of shares. You will not pay a sales charge in connection with the Merger. The procedures for buying, selling and exchanging shares of the Funds are identical. For more information, see "Purchase and Redemption Procedures" and "Exchange Privileges" below.

         The following tables allow you to compare the sales charges and expenses of the two Funds. The table entitled "Foundation Fund Pro Forma" also shows you what the sales charges and expenses are estimated to be assuming the Merger takes place.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------ ---- --------------------------------------------------------------
CAPITAL BALANCED FUND                                             FOUNDATION FUND
------------------------------------------------------------ ---- --------------------------------------------------------------
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
SHAREHOLDER         CLASS A   CLASS B    CLASS C   CLASS Y        SHAREHOLDER          CLASS A   CLASS B    CLASS C   CLASS Y
TRANSACTION                                                       TRANSACTION
EXPENSES                                                          EXPENSES
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
Maximum sales       4.75%     None       None      None           Maximum sales        4.75%     None       None      None
charge imposed on                                                 charge imposed on
purchases (as a %                                                 purchases (as a %
of offering price)                                                of offering price)
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
Maximum deferred    None*     5.00%      2.00%**   None           Maximum deferred     None*     5.00%      2.00%**   None
sales charge (as                                                  sales charge (as a
a % of either the                                                 % of either the
redemption amount                                                 redemption amount
or initial                                                        or initial
investment                                                        investment
whichever is                                                      whichever is lower)
lower)
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------

----------------------------------------------------------------
                        FOUNDATION FUND
                           PRO FORMA
----------------------------------------------------------------
------------------------ --------- --------- --------- ---------
SHAREHOLDER              CLASS A   CLASS B   CLASS C   CLASS Y
TRANSACTION EXPENSES
------------------------ --------- --------- --------- ---------
------------------------ --------- --------- --------- ---------
Maximum sales charge     4.75%     None      None      None
imposed on purchases
(as a % of offering
price)
------------------------ --------- --------- --------- ---------
------------------------ --------- --------- --------- ---------
Maximum deferred sales   None*     5.00%     2.00%**   None
charge (as a % of
either the redemption
amount or initial
investment whichever
is lower)
------------------------ --------- --------- --------- ---------

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge ("CDSC") of 1.00% upon redemption within one year after the month of purchase.
** Class C Shares purchased prior to February 1, 2000 are subject to the CDSC schedule in place at that time, which included a maximum CDSC of 1.00%.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

---------------------------------------------------------     ------------------------------------------------------
CAPITAL BALANCED FUND                                         FOUNDATION FUND

(based on restated expenses for the fiscal year ended         (based on expenses for the fiscal year ended March
September  30, 1999)*                                         31, 1999 which have been restated to reflect current
                                                              contractual rates as of January  3, 2000)

--------------------------------------------------------- --- ------------------------------------------------------
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
           MANAGEMENT    12B-1  OTHER     TOTAL FUND                  MANAGEMENT   12B-1   OTHER    TOTAL FUND
           FEES          FEES   EXPENSES  OPERATING                   FEES         FEES    EXPENSES OPERATING
                                          EXPENSES                                                  EXPENSES
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
CLASS A    0.75%         0.25%  0.48%     1.48%               CLASS   0.65%        0.25%   0.36%    1.26%
                                                              A
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
CLASS B    0.75%         1.00%  0.48%     2.23% **            CLASS   0.65%        1.00%   0.36%    2.01%
                                                              B
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
CLASS C    0.75%         1.00%  0.48%     2.23%               CLASS   0.65%        1.00%   0.36%    2.01%
                                                              C
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
CLASS Y    0.75%         0.00%  0.48%     1.23%               CLASS   0.65%        0.00%   0.36%    1.01%
                                                              Y
---------- ------------- ------ --------- ---------------     ------- ------------ ------- -------- ----------------

*   Restated  for the fiscal year ended  9/30/1999  to reflect  current  fees.
**  Estimated for the fiscal year ending 9/30/2000.


---------------------------------------------------------------------------
                             FOUNDATION FUND
                                PRO FORMA

 (based on what the estimated combined expenses of Foundation Fund would have been for the 12 months ended September 30, 1999)*

---------------------------------------------------------------------------
----------- ------------- --------- -------------- ------------------------
            MANAGEMENT    12B-1     OTHER          TOTAL FUND OPERATING
            FEES          FEES      EXPENSES       EXPENSES
----------- ------------- --------- -------------- ------------------------
----------- ------------- --------- -------------- ------------------------
CLASS A        0.64%       0.25%        0.33%               1.22%
----------- ------------- --------- -------------- ------------------------
----------- ------------- --------- -------------- ------------------------
CLASS B        0.64%       1.00%        0.33%               1.97%
----------- ------------- --------- -------------- ------------------------
----------- ------------- --------- -------------- ------------------------
CLASS C        0.64%       1.00%        0.33%               1.97%
----------- ------------- --------- -------------- ------------------------
----------- ------------- --------- -------------- ------------------------
CLASS Y        0.64%       0.00%        0.33%               0.97%
----------- ------------- --------- -------------- ------------------------

* The expenses reflect contractual rate changes made on January 3, 2000. At that time, the Fund's advisory fee was reduced in order to offset an increase in the Fund's administrative services fee.


         The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in Capital Balanced Fund versus Foundation Fund and for Foundation Fund pro forma, assuming the Merger takes place, and is for illustration only. The example assumes a 5% average annual return, the imposition of the maximum sales charge (if any) and that you reinvest all of your dividends. Your actual costs may be higher or lower. For Class C shares of Foundation Fund pro forma, the maximum 2% CDSC has been applied rather than the maximum 1% CDSC which will be applicable with regard to Class C shares of Capital Balanced Fund purchased before February 1, 2000 and exchanged for Class C shares of Foundation Fund.

EXAMPLE OF FUND EXPENSES

-------------------------------------------------------- --- -------------------------------------------------------------
CAPITAL BALANCED FUND                                        FOUNDATION FUND
-------------------------------------------------------- --- -------------------------------------------------------------
---------------------------------------- --------------- --- ---------------------------------------- --------------------
ASSUMING REDEMPTION AT END OF PERIOD     ASSUMING NO         ASSUMING REDEMPTION AT END OF PERIOD     ASSUMING NO
                                         REDEMPTION                                                   REDEMPTION
---------------------------------------- --------------- --- ---------------------------------------- --------------------
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
          CLASS   CLASS   CLASS  CLASS   CLASS   CLASS               CLASS   CLASS B  CLASS C  CLASS   CLASS B   CLASS C
            A       B       C      Y       B       C                   A                         Y
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
AFTER 1   $618    $726    $426   $125    $226    $226        AFTER   $597    $704     $404     $103   $204       $204
YEAR                                                         1 YEAR
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
AFTER 3   $921    $997    $697   $390    $697    $697        AFTER   $856    $931     $631     $322   $631       $631
YEARS                                                        3
                                                             YEARS
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
AFTER 5   $1,245  $1,395  $1,195 $676    $1,195  $1,195      AFTER   $1,134  $1,283   $1,083   $558   $1,083     $1,083
YEARS                                                        5
                                                             YEARS
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------

AFTER     $2,159  $2,287  $2,565 $1,489  2,287   $2,565      AFTER   $1,925  $2,054   $2,338   $1,236 $2,054     $2,338
10 YEARS                                                     10 YEARS

--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------

-------------------------------------------------------------------------------
FOUNDATION FUND
PRO FORMA
-------------------------------------------------------------------------------
----------------------------------------------------------- -------------------
             ASSUMING REDEMPTION AT END OF PERIOD            ASSUMING NO
                                                             REDEMPTION
----------------------------------------------------------- -------------------
---------------- ---------- ----------- ---------- --------- ---------- -------
                 CLASS A    CLASS B     CLASS C    CLASS Y   CLASS B    CLASS C
---------------- ---------- ----------- ---------- --------- ---------- -------
---------------- ---------- ----------- ---------- --------- ---------- -------
AFTER 1 YEAR     $593       $700        $400       $99       $200       $200
---------------- ---------- ----------- ---------- --------- ---------- -------
---------------- ---------- ----------- ---------- --------- ---------- -------
AFTER 3 YEARS    $844       $918        $618       $309      $618       $618
---------------- ---------- ----------- ---------- --------- ---------- -------
---------------- ---------- ----------- ---------- --------- ---------- -------
AFTER 5 YEARS    $1,113     $1,262      $1,062     $536      $1,062     $1,062
---------------- ---------- ----------- ---------- --------- ---------- -------
---------------- ---------- ----------- ---------- --------- ---------- -------
AFTER 10 YEARS   $1,882     $2,011      $2,296     $1,190    $2,011     $2,296
---------------- ---------- ----------- ---------- --------- ---------- -------


HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

         The following charts show how each Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

YEAR-BY-YEAR TOTAL RETURN (%)


         The chart below shows the percentage gain or loss for the oldest class of shares of each Fund in each of the calendar years since its inception. For Capital Balanced Fund the class shown is Class C since its inception on June 21, 1994 and for Foundation Fund the class shown is Class Y since its inception on January 2, 1990. The chart should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. The expenses of Capital Balanced Fund's Class C shares are higher than the expenses of Foundation Fund's Class Y shares due to the payment of a Rule 12b-1 fee of 1.00% by the Class C shares. Class Y shares do not pay a Rule 12b-1 fee. If the performance of Foundation Fund's Class C shares was shown on the chart for the same periods as that for the Foundation Fund's Class Y shares, performance would have been lower. This chart includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.


---------------------------------------- --------------------------------------------------------------
CAPITAL BALANCED FUND (CLASS C)          FOUNDATION FUND (CLASS Y)
---------------------------------------- --------------------------------------------------------------
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
         `95   `96    `97   `98   `99          `91   `92    `93   `94    `95   `96   `97    `98   `99
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
20%      24.52        25.43 20.16        20%   36.36                     29.70       25.66
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
15%            18.96                     15%         19.99  15.71
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----

10%                                      10%                                   11.50        12.21 13.69

-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
5%                                2.63   5%
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
0                                        0
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
-5%                                      -5%                      -1.10
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----
-10%                                     -10%
-------- ----- ------ ----- ----- ------ ----- ----- ------ ----- ------ ----- ----- ------ ----- -----

BEST QUARTER:     4TH QUARTER 1998  +11.78%     BEST QUARTER:     4TH QUARTER 1999 +11.74%
WORST QUARTER:    3RD QUARTER 1999  -4.63%      WORST QUARTER:   3RD QUARTER 1998  -6.16%
Year to date total return through 3/31/2000     Year to date total return through 3/31/2000 is
is 0.01%.                                       3.30%.


         The next table lists each Fund's average annual total return by class over the past one and five years and since inception (through 12/31/1999), including applicable sales charges, if any. This table is intended to provide you with some indication of the risks of investing in each Fund. At the bottom of the table you can compare Capital Balanced Fund's performance with the S&P 500 Index ("S&P 500") and the Lehman Brothers Aggregate Bond Index ("LBABI") and Foundation Fund's performance with the S&P 500 and Lehman Brothers Government/Corporate Bond Index ("LBGCBI"). The S&P 500 is a broad-based index of 500 publicly traded U.S. stocks and is often used as an indication of performance of the overall stock market. The LBABI is a fixed income index covering the U.S. investment grade fixed-income bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. The LBGCBI is a fixed income index that includes investment grade, fixed rate U.S. government, U.S. government agency, and corporate securities. Each is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. It is not possible to invest directly in an index.


AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED 12/31/1999)

------------------------------------------------------------------     -----------------------------------------------------------
CAPITAL BALANCED FUND*                                                 FOUNDATION FUND**
------------------------------------------------------------------ --- -----------------------------------------------------------
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
             INCEPTION    1 YEAR   5 YEAR     10     PERFORMANCE                  INCEPTION1 YEAR     5 YEAR    10     PERFORMANCE
             DATE OF                          YEAR   SINCE                        DATE                          YEAR   SINCE
             CLASS                                   6/21/1994                    OF                                   1/2/1990
                                                                                  CLASS
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
Class A      9/16/1998    -1.49%   17.11%     N/A    15.58%            Class A    1/3/1995 7.94%      16.89%    N/A    15.86%
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
Class B      10/18/1999   -2.39%   17.81%     N/A    16.30%            Class B    1/3/1995 7.54%      16.92%    N/A    15.98%
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
Class C      6/21/1994     1.64%   18.04%     N/A    16.40%            Class C    1/3/1995 11.49%     17.10%    N/A    15.96%
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
Class Y      9/16/1998     3.43%   18.30%     N/A    16.64%            Class Y    1/2/1990 13.69%     18.32%    N/A    16.57%
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
S&P 500                   21.04%   28.56%     N/A    26.74%            S&P 500             21.04%      28.56%   N/A    19.21%
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
------------ ------------ -------- ---------- ------ ------------- --- ---------- -------- ---------- --------- ------ -----------
LBABI                     -0.82%     7.73%    N/A      7.20%           LBGCBI              -0.15%       7.61%   N/A     7.87%
------------ ------------ -------- ---------- ------ -------------     ---------- -------- ---------- --------- ------ -----------


* Historical performance shown for Classes A, B, and Y prior to their inception is based on the performance of Class C, the original class offered. These historical returns for Classes A and Y have not been adjusted to reflect the effect of each class' 12b-1 fees. The 12b-1 fee for Class A is 0.25% and for Class B and Class C is 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and Y would have been higher.

** Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fee. The 12b-1 fee for Class A is 0.25% and for Class B and Class C is 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.


         For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

         Important information about Foundation Fund is also contained in management's discussion of Foundation Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in Foundation Fund's most recent annual report.

WHO WILL BE THE INVESTMENT ADVISOR AND PORTFOLIO MANAGER OF MY FUND AFTER THE MERGER? WHAT WILL THE ADVISORY FEE BE AFTER THE MERGER?

MANAGEMENT OF THE FUNDS

         The overall management of Foundation Fund and Capital Balanced Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Equity Trust.

INVESTMENT ADVISOR
         Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Foundation Fund.

         Facts about EAMC:


 ------------------------------------------------------------------------

 o Is a subsidiary of First Union National Bank ("FUNB"), which is a subsidiary of First Union Corporation ("First Union"), the 6th largest bank holding company in the United States based on total assets as of March 31, 2000.

  o   Has served as investment advisor, along with its predecessors, since 1971.
  o   Manages over $23.4 billion in assets for 20 of the Evergreen Funds.
  o Manages with its affiliates the Evergreen family of mutual funds with assets of approximately $82.8 billion as of March 31, 2000.

  o   Is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.
       ------------------------------------------------------------------------


INVESTMENT SUB-ADVISOR

         Lieber & Company ("Lieber") is the investment sub-advisor to Foundation Fund.

         Facts about Lieber:


  -----------------------------------------------------------------------

  o   Has provided investment research and other investment services since 1971.
  o   Is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.
  -----------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

         The day-to-day management of Foundation Fund is handled by Jean Ledford, CFA, and Richard Welsh.

 -------------------------------------------------------------------------
 o Jean Ledford, CFA, co-manager of Foundation Fund, is also President and Chief Executive Officer of EAMC and has been the Fund's portfolio manager since August 1999. Prior to joining EAMC, Ms. Ledford was a portfolio manager at American Century Investments ("American Century"). From 1980 until she joined American Century in 1997, Ms. Ledford was an investment director at the State of Wisconsin Investment Board.

 o Richard Welsh joined EAMC as Senior Vice President and portfolio manager in August 1999. Prior to joining EAMC, Mr. Welsh worked at American Century, starting as a research analyst in August 1994 and becoming portfolio manager in January 1997.
 -------------------------------------------------------------------------

ADVISORY FEES
         For its management and supervision of the daily business affairs of Foundation Fund, EAMC is entitled to receive an annual fee equal to:



 -------------------------------------------------------------------------------

  o     0.775% of the first $750 million of the Fund's average daily net assets,
  o     plus  0.650% of the next $250  million in assets,
  o     plus 0.600% of the amounts over $1 billion.

       -------------------------------------------------------------------------

SUB-ADVISORY FEES
         Under the terms of the sub-advisory agreement, Lieber is entitled to be reimbursed by EAMC for the cost of providing sub-advisory services. The Fund does not pay a fee to Lieber.


WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE MERGER?

         Prior to or at the completion of the Merger, Capital Balanced Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be realized by the Fund or its shareholders for federal income tax purposes as a result of receiving Foundation Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Foundation Fund that are received by Capital Balanced Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Capital Balanced Fund in the hands of Foundation Fund as a result of the Merger will be the same as in the hands of the Fund immediately prior to the Merger, and no gain or loss will be recognized by Foundation Fund upon the receipt of the assets of the Fund in exchange for shares of Foundation Fund and the assumption by Foundation Fund of Capital Balanced Fund's identified liabilities.

                                      RISKS

WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

         An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive and that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds.

--------------------------------------------- ---------------------------------
CAPITAL BALANCED FUND                         FOUNDATION FUND
--------------------------------------------- ---------------------------------
-------------------------------------------------------------------------------

                  Both Funds are subject to STOCK MARKET RISK.
                 Both Funds may invest a significant portion of
                       their assets in equity securities.

-------------------------------------------------------------------------------

         The Funds' value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on a shareholder's investment in a Fund would likely decline. Even if general economic conditions do not change, a shareholder's investment in a Fund may decline in value if the particular sectors, industries or issuers in which the Fund invests do not perform well.


--------------------------------------------- ----------------------------------
CAPITAL BALANCED FUND                         FOUNDATION FUND
--------------------------------------------- ----------------------------------
--------------------------------------------------------------------------------

                  Both Funds are subject to INTEREST RATE RISK.
                     Both Funds invest at least 25% of their
                           assets in debt securities.

--------------------------------------------------------------------------------


         Interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates go up. Since both Funds invest a significant portion of their portfolios in debt securities, if interest rates rise, then the value of the Funds' securities may decline. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. When interest rates go down, interest earned by the Funds on their investments may also decline, which could cause the Funds to reduce the dividend they pay. As of March 31, 2000 the average duration of debt securities held by Capital Balanced Fund was 5 years and for Foundation Fund was 6.1 years.


------------------------------------------------- ------------------------------
CAPITAL BALANCED FUND                             FOUNDATION FUND
------------------------------------------------- ------------------------------
--------------------------------------------------------------------------------

                     Both Funds are subject to CREDIT RISK.
                Both Funds invest at least 25% of their assets in
                                debt securities.
--------------------------------------------------------------------------------


         The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Funds invest a significant portion of their portfolios in debt securities, the value of and total return earned on a shareholder's investment in a Fund may decline if an issuer fails to pay an obligation on a timely basis. Furthermore, Foundation Fund may be subject to slightly less credit risk since the investment grade debt securities in which it invests are rated in the top three categories of a nationally recognized statistical ratings organization. In contrast, although Capital Balanced Fund seeks to maintain a dollar-weighted average rating of A, the Fund invests in investment grade debt securities rated in a lower categories (e.g. Baa3 or better by Moody's, BBB- or better by S&P). Such securities have certain speculative characteristics.


---------------------------------------------- ---------------------------------
CAPITAL BALANCED FUND                          FOUNDATION FUND
---------------------------------------------- ---------------------------------
--------------------------------------------------------------------------------

              Both Funds are subject to MARKET CAPITALIZATION RISK.
       Both Funds invest the equity portion of their portfolios primarily in large capitalization companies.


--------------------------------------------------------------------------------

         Stocks fall into three broad market capitalization categories --- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

------------------------------------------------- ------------------------------
CAPITAL BALANCED FUND                             FOUNDATION FUND
------------------------------------------------- ------------------------------
--------------------------------------------------------------------------------

                Both Funds are subject to INVESTMENT STYLE RISK.
          Both Funds use a blended growth and value investment style.

--------------------------------------------------------------------------------

         Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

ARE THERE ANY OTHER RISKS OF INVESTING IN EACH FUND?

         Although not a principal investment strategy, both Funds may invest in foreign securities, which may include foreign currency transactions. Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, a change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices. When a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates. To manage this risk, a Fund may enter into currency futures contracts and forward currency exchange contracts. Although a Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. A Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund is incorrect in its judgement of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

         Both Funds may invest in futures and options. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

         Both Funds may also borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Although not a principal investment practice, Capital Balanced Fund may also use borrowing to purchase additional securities. Borrowing is a form of leverage that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that a Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase losses. Capital Balanced Fund currently intends to use leverage in order to adjust the dollar-weighted average duration of the portfolio.

         The portfolio turnover rate for Capital Balanced Fund has been higher than that for Foundation Fund due to the portfolio manager's active portfolio management style. High portfolio turnover may cause a Fund to realize capital gains which, if distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may also result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and its shareholders.

                               MERGER INFORMATION

REASONS FOR THE MERGER


         At a regular meeting held on March 23-24, 2000, all of the Trustees of Evergreen Equity Trust, including the Independent Trustees, considered and approved the Merger; they determined that it was in the best interests of shareholders of each of Capital Balanced Fund and Foundation Fund and that the interests of existing shareholders of each of Capital Balanced Fund and Foundation FUND will not be diluted as a result of the transactions contemplated by the Merger.


         Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered among other things:

o        the terms and conditions of the Merger;

o whether the Merger would result in the dilution of shareholders' interests;

o        expense ratios, fees and expenses of Foundation Fund and Capital
         Balanced Fund;

o        the comparative performance records of each Fund;

o compatibility of the Funds' investment objectives and principal investment strategies;

o the fact that FUNB will bear the expenses incurred by Capital Balanced Fund and Foundation Fund in connection with the Merger;

o the fact that Foundation Fund will assume the identified liabilities of Capital Balanced Fund;

o the fact that the Merger is expected to be tax-free for federal income tax purposes; and

o alternatives available to shareholders of Capital Balanced Fund, including the ability to redeem their shares.

         During their consideration of the Merger, the Trustees met with counsel to the Independent Trustees regarding the legal issues involved.

         In approving the Merger, the Trustees considered the fact that both Funds have similar investment objectives, policies and strategies, as well as similar portfolio characteristics. The Trustees also considered the relative size of Capital Balanced Fund as well as investment style. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Capital Balanced Fund with Foundation Fund. As of March 31, 2000, Foundation Fund's total assets were approximately $3.4 billion and Capital Balanced Fund's total assets were approximately $471million.


         The Trustees also considered the relative performance of each Fund. The past one-year and three-year average annual total return performance for the periods ended December 31, 1999 has been higher for Foundation Fund than for Capital Balanced Fund.


         The Trustees also considered the relative expenses of the Funds. Currently, the expense ratio of Capital Balanced Fund is higher than that of Foundation Fund. The lower management and administration fees as well as the efficiencies achieved in operating a larger mutual fund should cause the combined fund to have lower expenses than those of Capital Balanced Fund.

         In addition, assuming that an alternative to the Merger would be for Capital Balanced Fund to maintain its separate existence, it is believed that the prospect of dividing resources of the Evergreen Fund family between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

         Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees believe that the proposed Merger would be in the best interests of each Fund and its shareholders.

AGREEMENT AND PLAN OF REORGANIZATION

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Foundation Fund will acquire all of the assets of Capital Balanced Fund in exchange for shares of Foundation Fund and the assumption by Foundation Fund of the identified liabilities of Capital Balanced Fund on or about July 24, 2000 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Capital Balanced Fund will endeavor to discharge all of its known liabilities and obligations. Foundation Fund will not assume any liabilities or obligations of Capital Balanced Fund other than those reflected in an unaudited statement of assets and liabilities of Capital Balanced Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time"). The number of full and fractional shares of each class of Foundation Fund to be received by the shareholders of Capital Balanced Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Capital Balanced Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Capital Balanced Fund by the net asset value per share of the respective class of shares of Foundation Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Foundation Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Capital Balanced Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Capital Balanced Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Foundation Fund received by Capital Balanced Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Capital Balanced Fund's shareholders on Foundation Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Foundation Fund due to the Fund's shareholders. All issued and outstanding shares of Capital Balanced Fund, including those represented by certificates, will be canceled. The shares of Foundation Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Capital Balanced Fund will be terminated.

         The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Capital Balanced Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Capital Balanced Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Capital Balanced Fund and Foundation Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not the Merger is consummated, FUNB will pay the expenses incurred by Capital Balanced Fund and Foundation Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Capital Balanced Fund, Foundation Fund or their shareholders.

         If Capital Balanced Fund's shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

FEDERAL INCOME TAX CONSEQUENCES

         The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Capital Balanced Fund will receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:


         (1) The transfer of all of the assets of Capital Balanced Fund solely in exchange for shares of Foundation Fund and the assumption by Foundation Fund of the identified liabilities of Capital Balanced Fund followed by the distribution of Foundation Fund's shares to the shareholders of Capital Balanced Fund in dissolution and liquidation of Capital Balanced Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Foundation Fund and Capital Balanced Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Foundation Fund upon the receipt of the assets of Capital Balanced Fund solely in exchange for the shares of Foundation Fund and the assumption by Foundation Fund of the identified liabilities of Capital Balanced Fund;

         (3) No gain or loss will be recognized by Capital Balanced Fund on the transfer of its assets to Foundation Fund in exchange for Foundation Fund's shares and the assumption by Foundation Fund of the identified liabilities of Capital Balanced Fund or upon the distribution (whether actual or constructive) of Foundation Fund's shares to Capital Balanced Fund's shareholders in exchange for their shares of Capital Balanced Fund;

         (4) No gain or loss will be recognized by Capital Balanced Fund's shareholders upon the exchange of their shares of Capital Balanced Fund for shares of Foundation Fund in liquidation of Capital Balanced Fund;

         (5) The aggregate tax basis of the shares of Foundation Fund received by each shareholder of Capital Balanced Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Capital Balanced Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Foundation Fund received by each shareholder of Capital Balanced Fund will include the period during which the shares of Capital Balanced Fund exchanged therefor were held by such shareholder (provided that the shares of Capital Balanced Fund were held as a capital asset on the date of the Merger); and

         (6) The tax basis of the assets of Capital Balanced Fund acquired by Foundation Fund will be the same as the tax basis of such assets to Capital Balanced Fund immediately prior to the Merger, and the holding period of such assets in the hands of Foundation Fund will include the period during which the assets were held by Capital Balanced Fund.


         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Capital Balanced Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Foundation Fund shares he or she received. Shareholders of Capital Balanced Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Capital Balanced Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

         Any capital loss carryforwards of Capital Balanced Fund will be available to Foundation Fund to offset capital gains recognized after the Merger subject to limitations imposed by the Code.


PRO FORMA CAPITALIZATION

         The following table sets forth the capitalizations of Capital Balanced Fund and Foundation Fund as of September 30, 1999 and the capitalization of Foundation Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value and the acquisition of approximately $181 million of assets of Evergreen Capital Income and Growth Fund by the Capital Balanced Fund on March 10, 2000. The pro forma data reflects an exchange ratio of approximately 0.72, 0.72, 0.72 and 0.72 Class A, Class B, Class C and Class Y shares, respectively, of Foundation Fund issued for each Class A, Class B, Class C and Class Y share, respectively, of Capital Balanced Fund.

                       CAPITALIZATION OF CAPITAL BALANCED FUND, FOUNDATION FUND AND FOUNDATION FUND (PRO FORMA)

--------------------------------- ------------------------------- ------------------------------- -------------------------------

                                      CAPITAL BALANCED FUND              FOUNDATION FUND           FOUNDATION FUND (PRO FORMA)

--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
NET ASSETS
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Class A                           $217,183,047                       $416,795,978                    $633,979,025
Class B                           $218,816,199                     $1,475,686,368                  $1,694,502,567
Class C                           $102,671,239                        $67,946,045                    $170,617,284
Class Y                                    $26,821                 $1,185,441,377                  $1,185,468,198
                                  ----------------                 --------------                  --------------
Total Net Assets                  $538,697,306                     $3,145,869,768                  $3,684,567,074
                                  ============                     ==============                  ==============
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
NET ASSET VALUE PER SHARE
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Class A                           $15.15                          $20.98                          $20.98
Class B                           $15.12                          $20.87                          $20.87
Class C                           $15.12                          $20.87                          $20.87
Class Y                           $15.12                          $20.98                          $20.98
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
SHARES OUTSTANDING
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Class A                           14,331,636                        19,870,139                     30,224,015
Class B                           14,469,291                        70,700,136                     81,183,601
Class C                            6,789,169                         3,225,896                      8,175,789
Class Y                                1,774                        56,503,666                     56,504,944
--------------------------------- ------------------------------- ------------------------------- -------------------------------


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

DISTRIBUTION OF SHARES

         Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of shares of Foundation Fund and Capital Balanced Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Each Fund offers four classes of shares: Class A, Class B, Class C and Class Y. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below).

         In the proposed Merger, Capital Balanced Fund shareholders will receive shares of Foundation Fund having the same class designation, and the same arrangements with respect to the imposition of Rule 12b-1 distribution and service fees, as the shares they currently hold. Because the Merger will be effected at net asset value without the imposition of a sales charge, Capital Balanced Fund shareholders will receive Foundation Fund shares without paying any initial sales charge or CDSC as a result of the Merger. Foundation Fund Class B and Class C shares received by Capital Balanced Fund shareholders as a result of the Merger will continue to be subject to a CDSC upon subsequent redemption, but the CDSC will be based on the date of the original purchase of Capital Balanced Fund shares and will be subject to the CDSC schedule applicable to the shares on the date of the original purchase of Capital Balanced Fund shares.

         The following is a summary description of charges and fees for the Class A, Class B, Class C and Class Y shares of Foundation Fund which will be received by Capital Balanced Fund's shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the Foundation Fund and Capital Balanced Fund prospectuses and in the Funds' statements of additional information.

         CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the offering price and, as indicated below, are subject to distribution-related fees. For a description of the initial sales charge applicable to purchase of Class A shares see "How to Choose the Share Class that Best Suits You" in the prospectus of Foundation Fund. No initial sales charge will be imposed on Class A shares of Foundation Fund received by Capital Balanced Fund's shareholders as a result of the Merger.

         CLASS B SHARES. Class B shares are sold without an initial sales charge but are subject to a CDSC, which ranges from 5% to 1% if shares are redeemed during the first six years after the month of purchase. In addition, Class B shares are subject to distribution related fees and shareholder servicing-related fees as described below. Class B shares convert to Class A shares after seven years following the month in which they were purchased. For purposes of determining when Class B shares issued in the Merger to shareholders of Capital Balanced Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Capital Balanced Fund were originally purchased.

         Class B shares are subject to higher distribution-related and shareholder servicing-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.


         CLASS C SHARES. Class C shares are sold without initial sales charges, but, as indicated below, are subject to distribution-related and shareholder servicing-related fees. Class C shares issued in connection with the Merger are subject to the CDSC schedule in place at the time of their original purchase. Class C shares purchased before February 1, 2000 are subject to a 1.00% CDSC if such shares are redeemed within 13 months of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares purchased on or after February 1, 2000 are subject to a 2.00% CDSC if such shares are redeemed within 13 months of purchase, and a 1.00% CDSC if redeemed within 12 months thereafter. No CDSC is imposed on amounts redeemed after 25 months. Certain shareholders of Capital Balanced Fund may be subject to a different CDSC schedule that was in effect at the time their shares were purchased. Class C shares incur higher distribution-related and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.


         CLASS Y SHARES. Class Y shares are sold at net asset value without any initial or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. Class Y shares are only available to certain classes of investors as is more fully described in the prospectus for Foundation Fund.

         Additional information regarding the classes of shares of each Fund is included in its prospectus and statement of additional information.

         DISTRIBUTION-RELATED AND SHAREHOLDER SERVICING-RELATED EXPENSES. Each Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.


         Each Fund has also adopted a Rule 12b-1 plan with respect to its Class B and Class C shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 1.00%. Of the total 1.00% Rule 12b-1 fees, up to 0.25% may be for payment with respect to "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers, Inc., following the Merger, Foundation Fund may make distribution-related and shareholder servicing-related payments with respect to Capital Balanced Fund shares sold prior to the Merger.


         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its prospectus and statement of additional information.

         No Rule 12b-1 plan has been adopted for the Class Y shares of either Fund.

PURCHASE AND REDEMPTION PROCEDURES


         Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above.
Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How to Buy Shares
- Minimum Investments" in each Fund's prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' prospectuses. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.


EXCHANGE PRIVILEGES

         Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's prospectus and statement of additional information.

DIVIDEND POLICY

         Each Fund distributes its investment company taxable income quarterly and its net realized gains at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See each Fund's prospectus for further information concerning dividends and distributions.

         After the Merger, shareholders of Capital Balanced Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Foundation Fund reinvested in shares of Foundation Fund. Shareholders of Capital Balanced Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Foundation Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of Foundation Fund.

         Both Foundation Fund and Capital Balanced Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.



                       INFORMATION ON SHAREHOLDERS' RIGHTS

FORM OF ORGANIZATION

         Evergreen Equity Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Equity Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. Foundation Fund and Capital Balanced Fund are series of Evergreen Equity Trust.

CAPITALIZATION

         The beneficial interests in Foundation Fund and Capital Balanced Fund are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Evergreen Equity Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

SHAREHOLDER LIABILITY

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Equity Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen Equity Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Equity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Equity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and
(iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Equity Trust is remote.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

         Evergreen Equity Trust on behalf of Foundation Fund and Capital Balanced Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Equity Trust. In addition, Evergreen Equity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Equity Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Equity Trust, each share of Foundation Fund and Capital Balanced Fund will be entitled to one vote for each dollar of net asset value applicable to such share.

LIQUIDATION

         In the event of the liquidation of Foundation Fund or Capital Balanced Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

         Under the Declaration of Trust of Evergreen Equity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Equity Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.



                    VOTING INFORMATION CONCERNING THE MEETING

         This prospectus/proxy statement is being sent to shareholders of Capital Balanced Fund in connection with a solicitation of proxies by the Trustees of Evergreen Equity Trust, to be used at the Special Meeting of Shareholders ("Meeting") to be held at 2:00 p.m., July 14, 2000, at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Capital Balanced Fund on or about May 26, 2000. Only shareholders of record as of the close of business on April 28, 2000 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

         If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Equity Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

         Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Capital Balanced Fund's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 25% of the Fund's outstanding shares entitled to vote) is present.

         In voting for the Merger, all classes of Capital Balanced Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of FUNB, its affiliates or other representatives of Capital Balanced Fund (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Shareholder Communications Corporation, the Fund's proxy solicitor. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement, vote by telephone, fax or by the Internet or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

         If Capital Balanced Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Equity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Foundation Fund which they receive in the transaction at their then-current net asset value. Shares of Capital Balanced Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of Capital Balanced Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

         Capital Balanced Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Equity Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

         The votes of the shareholders of Foundation Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Capital Balanced Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

SHAREHOLDER INFORMATION

         As of the Record Date, the following number of each class of shares of beneficial interest of Capital Balanced Fund was outstanding:

                ------------------------ --------------------------------

                CLASS OF SHARES          NUMBER OF SHARES

                ------------------------ --------------------------------
                ------------------------ --------------------------------
                Class A                  11,681,495.360
                Class B                     206,603.546
                Class C                  18,155,875.220
                Class Y                       1,873.828

                ------------------------ --------------------------------
                ------------------------ --------------------------------

                All Classes              30,045,847.954

                ------------------------ --------------------------------

         As March 31, 2000, the officers and Trustees of Evergreen Equity Trust beneficially owned as a group less than 1% of the outstanding shares of Capital Balanced Fund and Foundation Fund. To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record more than 5% of Capital Balanced Fund's total outstanding shares as of March 31, 2000:


------------------------------------ ------ ------------------- ------------------------------ -----------------------------
                                                                PERCENTAGE OF SHARES OF        PERCENTAGE OF SHARES OF
                                                                CLASS BEFORE MERGER            CLASS AFTER MERGER
NAME AND ADDRESS                     CLASS    NO. OF SHARES
------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------
First Clearing Corporation             Y        1,673.211                  89.45%                         0.00%
Gerald William Gaffney
1314 Upper Brandon Pl
Norfolk, VA 23508-1135


Daniel J Ludeman                       Y         190.273                   10.17%                         0.00%
5105 Stratford Crescent
Richmond, VA 23226-1615

------------------------------------ ------ ------------------- ------------------------------ -----------------------------

         To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record more than 5% of Foundation Fund's total outstanding shares as of March 31, 2000:

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
NAME AND ADDRESS                     CLASS    NO. OF SHARES        PERCENTAGE OF SHARES OF       PERCENTAGE OF SHARES OF
                                                                     CLASS BEFORE MERGER            CLASS AFTER MERGER



------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------
                                                                         18.45%                         3.85%
MLPF & S For The Sole Benefit Of       C       599,467.598
Its Customers
Attn: Fund Administration #97JA7
4800 Deer Lake Dr E 2nd FL
Jacksonville, FL 32246-6484



First Union National Bank/EB/INT       Y      24,424,401.491              48.65%                        48.65%
Reinvest Account
Attn: Trust Operations Fund Group
401 S Tryon St 3rd FL CMG 1151
Charlotte, NC 28202-1911



First Union Nat'l Bank/EB/INT          Y      4,215,190.185               8.40%                          8.40%
Cash Account
Attn: Trust Oper's Fund Group
401 S Tryon St 3rd FL CMG 1151
Charlotte, NC 28202-1911



MAC & CO                                Y      2,767,444.104               5.51%                         5.51%
Aetna Retirement Services
Central Valuation Unit
Attn: Mutual Funds Operations
PO Box 3198
Pittsburgh, PA 15230-3198


Aetna Life Insurance Life & Annuity      Y      2,591,572.461               5.16%                        5.16%
Central Valuation Unit
Attn: Jackie Johnson-Conveyer TS 31
151 Farmington Ave
Hartford, CT 06156-0001


------------------------------------ ------ ------------------- ------------------------------ -----------------------------


                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of Foundation Fund as of March 31, 1999, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

         The Annual Report of Capital Balanced Fund as of September 30, 1999, and the financial highlights and financial statements for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Foundation Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

         Capital Balanced Fund and Foundation Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                                 OTHER BUSINESS

         The Trustees of Evergreen Equity Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgement.

         THE TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

May 26, 2000

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe, Treasurer
           c/o John Doe, Treasurer
     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACOUNTS

     (1) ABC Trust                                   Jane B. Doe, Trustee
     (2) Jane B. Doe, Trustee                        Jane B. Doe
           u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                      John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                             John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage paid envelope.

                          OTHER WAYS TO VOTE YOUR PROXY

       VOTE BY TELEPHONE:

1.       Read the PROSPECTUS/PROXY STATEMENT and have your PROXY CARD at hand.
2.       Call the toll-free number found on your PROXY CARD.
3.       Enter the 12-digit CONTROL NUMBER found on your PROXY CARD.
4.       Follow the simple recorded instructions.

       VOTE BY FAX:
1.        Read the  PROSPECTUS/PROXY  STATEMENT and have your completed  PROXY
          CARD at hand.
2. Fax BOTH FRONT and BACK SIDES of your PROXY CARD by calling the number indicated on your PROXY CARD and following the voting instructions.

       VOTE BY INTERNET:
1.       Read the PROSPECTUS/PROXY STATEMENT and have your PROXY CARD at hand.
2. Go to the website indicated on your PROXY CARD and follow the voting instructions.


The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone, fax or the Internet.


If you have any questions about the proxy card, please call Shareholder Communications Corporation, our proxy solicitor, at 800-645-8640.

                                                                      EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of April, 2000, by and between Evergreen Equity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Foundation Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen Capital Balanced Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS,  the  Trustees of the Trust have  determined  that the Selling
Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B, Class C and Class Y shares of the Selling Fund will receive Class A, Class B, Class C and Class Y shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about July 24, 2000 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

                  (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The unaudited semi-annual financial statements of the Selling Fund at September 30, 1999 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 1999 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

        4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The unaudited semi-annual financial statements of the Acquiring Fund at September 30, 1999 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since September 30, 1999 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Trust's President and Treasurer.


                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer or Assistant Treasurer of the Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquired Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.



                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 No stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Selling Fund all of the Selling Fund's net investment company taxable or tax-exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus\Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.



         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                  EVERGREEN EQUITY TRUST ON BEHALF
                                  OF EVERGREEN FOUNDATION FUND

                                  By: /s/ William M. Ennis
                                     ---------------------------------
                                     Name: William M. Ennis
                                     Title: President



                                  EVERGREEN EQUITY TRUST ON BEHALF OF
                                  EVERGREEN CAPITAL BALANCED FUND

                                  By: /s/ Carol Kosel
                                     -----------------------------------
                                     Name: Carol Kosel
                                     Title: Treasurer

                                                            EXHIBIT B



                                   EVERGREEN
                                Foundation Fund

                   Fund at a Glance as of September 30, 1999

"We believe that by increasing the overall diversification of the portfolio, we have given the Fund the ability to get through market volatility more smoothly than it has in the past."


                                   Portfolio
                                  Management
                             --------------------

                       [PHOTO]                     [PHOTO]
                  Jean C.Ledford,CFA           Richard S.Welsh
                 Tenure: August 1999         Tenure: August 1999



--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[GRAPHIC]  Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

           The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

[GRAPHIC]  The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

           /1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.



--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date 1/2/1990     Class A    Class B   Class C   Class Y
Class Inception Date                  1/3/1995  1/3/1995  1/3/1995  1/2/1990
Average Annual Returns*
6 months with sales charge             -3.81%    -4.44%    -0.39%      n/a
6 months w/o sales charge               1.00%     0.56%     0.61%     1.08%
1 year with sales charge                7.16%     6.62%    10.62%      n/a
1 year w/o sales charge                12.53%    11.62%    11.62%    12.76%
3 years                                13.51%    13.72%    14.50%    15.62%
5 years                                14.37%    14.41%    14.61%    15.74%
Since Portfolio Inception              15.00%    15.14%    15.12%    15.70%
Maximum Sales Charge                    4.75%     5.00%     1.00%      n/a
                                     Front End    CDSC      CDSC
30-day SEC Yield                        1.61%     0.94%     0.94%     1.94%
6-month income dividends
per share                              $0.21     $0.13     $0.13     $0.24

*Adjusted for maximum applicable sales charge unless noted.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                 [LINE GRAPH]

                      CPI          LBGCBI         S&P 500        Class A
    9/30/89         10,000         10,000          10,000         10,000
    9/30/90         10,616         10,675           9,060          9,477
    9/30/91         10,976         12,368          11,879         11,581
    9/30/92         11,304         14,005          13,188         12,468
    9/30/93         11,608         15,608          14,897         13,894
    9/30/94         11,952         14,961          15,447         13,589
    9/30/95         12,256         17,109          20,038         16,039
    9/30/96         12,624         17,879          24,115         18,584
    9/30/97         12,896         19,593          33,861         22,994
    9/30/98         13,088         22,115          36,888         24,309
    9/30/99         13,400         21,752          46,652         26,658

Comparison of a $10,000 investment in Evergreen Foundation Fund,Class A shares/2/,versus a similar investment in the Standard & Poor's 500 Index (S&P
500), the Lehman Brothers Government/Corporate Bond Index (LBGCBI) and the Consumer Price Index (CPI).

The S&P 500 and the LBGCBI are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                                Foundation Fund

                          Portfolio Manager Interview


--------------------------------------------------------------------------------
How did the Evergreen Foundation Fund perform?
--------------------------------------------------------------------------------

For the six-month period ended September 30, 1999, the Foundation Fund performed somewhat better than the average balanced fund. During the period, the Fund's Class A shares had a total return of 1.00% compared to a 0.36% return by the S&P 500 and -0.56% by Lehman Brothers Government/Corporate Bond Index. During the same period, the average return of balanced funds was -0.15%, according to Lipper Inc., an independent monitor of mutual fund performance. These returns were realized during a difficult period in the financial markets, as rising interest rates undermined the value of bonds and concerns about the possibility of increasing inflation held back the performance of many stocks. Fund performance is before deduction of any applicable sales charges.



                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)

Total Net Assets                                                  $3,145,869,768
Number of Holdings                                                           177
Beta                                                                        0.63
P/E Ratio                                                                  53.6x



Tell us about the new portfolio management team that took responsibility for the Foundation Fund in August.

We have a five member team with a depth of investment experience--almost 50 years total. The lead manager is Jean Ledford, an investment professional with more than 19 years of experience. For the previous 21/2 years, she was the lead manager of American Century Select Fund, cited by the Wall Street Journal (January 7, 1999) as one of the top-performing mutual funds in 1998. Before joining American Century Investments, she was investment director of the State of Wisconsin Investment Board. Three of the remaining four members of the team also came from American Century Investments. They include Richard Welsh, co-portfolio manager, and analysts Rick Petran and John Anthony. The fifth member of the team is Caroline Yu, an analyst who had been at Evergreen Asset Management Corp.

Jean Ledford also is President and Chief Executive Officer of Evergreen Asset Management Corp. She was appointed to that position following the retirement of Stephen A. Lieber in August.



--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                    (as a percentage of 9/30/1999 net assets)

[PIE CHART]      Common Stock -- 63.5%
                 U.S. Treasury Bonds & Notes -- 25.1%
                 Cash Short-Term -- 9.0%
                 Corporate Bonds & Notes -- 1.6%
                 Government Agency Bonds & Notes -- 0.6%
                 Convertibles -- 0.2%


--------------------------------------------------------------------------------
How would you describe your investment style?
--------------------------------------------------------------------------------

We build portfolios from the bottom up, emphasizing the selection of individual stocks of attractive companies with opportunities to improve their earnings. Our style allows us to find securities in a wide variety of industries. The primary characteristic of our portfolios is that they are well diversified. We are not traditional growth or core buyers in the sense that we are not looking for any absolute figures in terms of earnings growth rates or price-to-growth rates. While we buy companies with good growth prospects, we are interested in buying these stocks at reasonable prices.

One consequence of this broader diversification is that we expect the volatility--or variability--of

                                   EVERGREEN
                                Foundation Fund

                          Portfolio Manager Interview

performance will be reduced when compared to the S&P 500. One of our team goals is to produce very attractive Sharpe Ratios, which measure the amount of risk taken for the returns obtained. We try to apply this to the Fund by seeking strong performance while minimizing risk.

We pick stocks one at a time, and our concentrations in industries and sectors will result from that stock-picking discipline. We are bottom-up stock pickers, not top-down investors. The key to our style is the search for changes on the margin that can increase a company's earnings growth rate. We look for factors such as a new management team, a restructuring, a new product or geographical expansion. As we construct a portfolio from our stock picks, we are careful to determine how much risk we are taking.

Our sell discipline is just the reverse of our buy discipline. When a stock stops exhibiting an upward drift or momentum in earnings, we begin the process of lightening our position. We look not just at absolute earnings trends, but also at events on the margin that could affect earnings trends, such as the loss of a key executive, the failure of a new product or a botched restructuring.


                                Top 5 Industries
                                     Equity
                                     ------
                   (as a percentage of 9/30/1999 net assets)
                                       ---------

Information Services & Technology                                          13.7%
Finance & Insurance                                                         7.6%
Healthcare Products & Services                                              6.8%
Utilities-Telephone                                                         4.1%
Communication Systems & Services                                            3.5%



                                     Top 10
                                Equity Holdings
                                ---------------
                   (as a percentage of 9/30/1999 net assets)
                                       ---------

Intel Corp.                                                                 3.8%
Microsoft Corp.                                                             2.8%
General Electric Co.                                                        2.3%
International Business Machines Corp.                                       1.9%
Cisco Systems, Inc.                                                         1.8%
Federal National Mortgage Assoc.                                            1.4%
Lucent Technologies, Inc.                                                   1.3%
Sun Microsystems, Inc.                                                      1.3%
Sprint Corp.                                                                1.2%
Wal-Mart Stores, Inc.                                                       1.2%


What are some of the changes you are making as you implement your strategy in the Foundation Fund?

On the equity side of the portfolio, we have reduced the total number of company names from approximately 180 to about 130 and added to the Fund's diversification. As we have done this, we have increased the weighting in the technology industry, while decreasing the emphasis on financial service companies. Newer, technology-related investments in the Fund include Cisco Systems, Lucent Technologies and Sun Microsystems. Another prominent name that we have added is Wal-Mart. These four companies now are among the Fund's top-ten equity holdings, supplanting the prominent positions held by Merrill Lynch, American International Group, DuPont and Hewlett-Packard, although the latter four remain Fund holdings.

In the fixed-income portion of the portfolio, we have reduced substantially the Fund's volatility, or interest rate sensitivity, by shortening duration of the bonds from about 11 years to about 6 years. In addition to shortening duration, we recently have added some very high quality corporate bonds to the portfolio with securities issued by Daimler-Chrysler and Wal-Mart. The Fund's historical emphasis on very high quality securities remains intact, however. We believe the fixed-income portfolio should be a stabilizing influence on the overall Fund, as well as a source of dividend income. We therefore do not try to anticipate or "bet on" changes in the direction of interest rate movements. Our goal is to have a fixed income portion that reflects most of the characteristics of a stable, intermediate-term government bond index, with modest investments in high quality corporate securities.

                                   EVERGREEN
                                Foundation Fund

                          Portfolio Manager Interview


                                Top 4 Industries
                                     Bonds
                                     -----
                   (as a percentage of 9/30/1999 net assets)
                                       ---------

Treasury Bonds & Notes                                                     25.1%
Automotive Equipment & Manufacturing                                        0.8%
Retailing & Wholesale                                                       0.8%
U.S. Government Agency Obligations                                          0.6%



                              Top 5 Bond Holdings
                              -------------------
                   (as a percentage of 9/30/1999 net assets)
                                       ---------

                                               Coupon       Maturity
                                               ------       --------
U.S. Treasury Notes                             5.25%      8/15/2003  3.9%
U.S. Treasury Notes                             6.50%      8/31/2001  3.2%
U.S. Treasury Notes                             5.88%      9/30/2002  2.4%
U.S. Treasury Notes                             6.13%      8/15/2007  2.4%
U.S. Treasury Notes                             8.13%      8/15/2009  1.9%



What is your outlook?

We believe that by increasing the overall diversification of the portfolio, we have given the Fund the ability to get through market volatility more smoothly than it has in the past.

At this point, most investors are wrestling with the question of whether we are witnessing the start of a strong upturn in inflation, or whether the economy can sustain the relatively low pace of inflation of the past several years. When inflationary pressures start to emerge, stocks in industries such as basic materials, energy and technology start to outperform stocks in other industries. When there is very little inflation, we see relatively stronger performance in the traditional areas such as healthcare and the financials.

                             EVERGREEN EQUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                         EVERGREEN CAPITAL BALANCED FUND

                                   a Series of

                             EVERGREEN EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                            EVERGREEN FOUNDATION FUND

                                   a Series of

                             EVERGREEN EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Capital Balanced Fund ("Capital Balanced Fund"), a series of Evergreen Equity Trust, to Evergreen Foundation Fund ("Foundation Fund"), also a series of Evergreen Equity Trust, in exchange for Class A, Class B, Class C and Class Y shares (to be issued to holders of Class A, Class B, Class C and Class Y shares, respectively, of Capital Balanced Fund,) of beneficial interest, $.001 par value per share, of Foundation Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

     (1) The Statement of Additional Information of Foundation Fund dated August 1, 1999;

     (2) The Statement of Additional Information of Capital Balanced Fund dated February 1, 2000;

     (3)  Annual Report of Foundation Fund for the year ended March 31, 1999;

     (4) Semi-Annual Report of Foundation Fund for the six-month period ended September 30, 1999;

     (5) Annual Report of Capital Balanced Fund for the year ended September 30, 1999; and

     (6)  Pro Forma Financial Statements for September 30, 1999.


     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Capital Balanced Fund and Foundation Fund dated May 26, 2000. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Equity Trust at the telephone numbers or addresses set forth above.

    The date of this Statement of Additional Information is May 26, 2000.

                             EVERGREEN EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                            EVERGREEN BALANCED FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1999

                    Evergreen Balanced Fund ("Balanced Fund")
                  Evergreen Foundation Fund ("Foundation Fund")
         Evergreen Tax Strategic Foundation Fund ("Tax Strategic Fund")

                     (Each a "Fund"; together, the "Funds")


                      Each Fund is a series of an open-end
                          management investment company
                         known as Evergreen Equity Trust
                                  (the "Trust")

         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated August 1, 1999 for the Fund in which you are making or contemplating an investment. The Funds are offered through one prospectus offering Class A, Class B, Class C and Class Y shares of each Fund. You may obtain this prospectus without charge by calling (800) 343-2898.

         Certain information may be incorporated by reference to the Funds' Annual Report dated March 31, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY................................................................1-1
INVESTMENT POLICIES..........................................................1-1
OTHER SECURITIES AND PRACTICES...............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.............................................1-3
EXPENSES.....................................................................1-6
PERFORMANCE.................................................................1-11
COMPUTATION OF CLASS A OFFERING PRICE ..................................... 1-12
SERVICE PROVIDERS...........................................................1-12
FINANCIAL STATEMENTS........................................................1-14

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................2-1
PURCHASE, REDEMPTION AND PRICING OF SHARES..................................2-13
SALES CHARGE WAIVERS AND REDUCTIONS.........................................2-15
PERFORMANCE CALCULATIONS....................................................2-19
PRINCIPAL UNDERWRITER.......................................................2-20
DISTRIBUTION EXPENSES UNDER RULE 12b-1......................................2-21
TAX INFORMATION.............................................................2-24
BROKERAGE...................................................................2-27
ORGANIZATION................................................................2-28
INVESTMENT ADVISORY AGREEMENT...............................................2-29
MANAGEMENT OF THE TRUST.....................................................2-31
CORPORATE AND MUNICIPAL BOND RATINGS........................................2-33
ADDITIONAL INFORMATION......................................................2-44

                                     PART 1

                                  TRUST HISTORY

         The Evergreen Equity Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of Evergreen Equity Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. The foregoing is qualified in its entirety by reference to the Declaration of Trust.


                               INVESTMENT POLICIES

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         Further Explanation of Non-Diversified Funds:

         A non-diversified management investment company may have no more than 25% of its total assets invested in the securities (other than U.S. government securities or the shares of other regulated investment companies) of any one issuer and must invest 50% of its total assets under the 5% of its assets and 10% of outstanding voting securities test applicable to diversified funds.

2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:.

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.   Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

          6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.   Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.



                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI:

         Listed below are securities and investment practices the funds may use in addition to those discussed in the prospectus. See Additional Information on Securities and Investment Practices in Part 2 of this SAI for further information. The information applies below to all Funds unless otherwise noted.


U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Options (Balanced Fund)
Futures Transactions (Balanced Fund)
Foreign Securities (Balanced Fund)
Foreign Currency Transactions (Balanced Fund)
High Yield, High Risk Bonds
Illiquid and Restricted Securities
Investment in Other Investment Companies
Municipal Bonds
Obligations of Foreign Branches of United States Banks
Obligations of United States Branches of Foreign Banks
Mortgage-Backed or Asset-Backed Securities (Balanced Fund)



                        PRINCIPAL HOLDERS OF FUND SHARES


         As of May 1, 1999, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of April 30, 1999.


 Balanced Fund Class A

 None


 Balanced Fund Class B

 None


 Balanced Fund Class C

 Douglas M. Ellingson                                 13.59%
 1833 East Carver Street
 Tempe, AZ  85284-2509

 MLPF&S For Sole Benefit of Its Customers             9.58%
 Attn: Fund Administration
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484

 Violet M. Riggs                                      5.67%
 Tod Terri Payne Traci Kirby
 Gary Homme
 815 So. A Street
 Grangeville, ID  83530


 Balanced Fund Class Y

 First Union National Bank                            64.64%
 Trust Accounts
 Attn: Ginny Batten
 11th Floor CMG-1151
 301 S. Tryon Street
 Charlotte, NC  28202-1910

 First Union National Bank                            30.39%
 Trust Accounts
 Attn: Ginny Batten, 11th Floor
 301 S. Tryon Street, CMG-1151
 Charlotte, NC  28202-1910


 Foundation Fund Class A


 None


 Foundation Fund Class B


 None


 Foundation Fund Class C

 MLPF&S For the Sole Benefit of Its Customers         24.83%
 Attn: Fund Administration
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484


 Foundation Fund Class Y

 First Union National Bank/EB/INT                     42.76%
 Reinvest Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1911

 First Union National Bank/EB/INT                     10.69%
 Cash Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG-1151
 Charlotte, NC  28202-1911

 MAC & CO                                             10.03%
 AETNA Retirement Services
 Central Valuation Services
 Attn: Mutual Funds Operations
 P.O. Box 3198
 Pittsburgh, PA  15230-3198

 Charles Schwab & Co. Inc.                            5.28%
 Special Custody Account
 Exclusive Account Attn: Mutual Fund
 101 Montgomery Street
 San Francisco, CA  94104-4122

 AETNA Life Insurance Life & Annuity                  5.18%
 Central Valuation Unit
 Attn: Jackie Johnson-Conveyor
 151 Farmington Avenue
 Hartford, CT  06156-0001

 Tax Strategic Foundation Fund Class A

 None

 Tax Strategic Fund Class B

 MLPF&S For the Sole Benefit of its Customers         10.71%
 Attn: Fund Administration
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484

 Tax Strategic Fund Class C

 MLPF&S For the Sole Benefit of Its Customers         28.56%
 Attn: Fund Administration
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484

 Tax Strategic Fund Class Y

 Stephen A. Lieber                                    37.92%
 1210 Greacen Point Road
 Mamaroneck, NY  10543-4613

 First Union National Bank/EB/INT                     17.07%
 Reinvest Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor, CMG-1151
 Charlotte, NC  28202-1911

 Nola Maddox Falcone                                  7.47%
 70 Drake Road
 Scarsdale, NY  10583-6447



                                    EXPENSES

Advisory Fees

          Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         Evergreen Asset Management Corp. ("EAMC"), 2500 Westchester Avenue, Purchase, New York 10577, is the investment advisor to Foundation Fund and Tax Strategic Fund. Lieber & Company acts as sub-advisor to these Funds and provides investment research, information, investment recommendation, advice and assistance to EAMC, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from Foundation Fund and Tax Strategic Fund an annual fee based on the Fund's average daily net assets, as follows:



   Average Daily Net Assets                     Fee

    First $750 million                         0.875%

    Next $250 million                          0.750%

    Over $100 million                          0.700%


         Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Balanced Fund. EIMC is entitled to receive from Balanced Fund an annual fee based on the Fund's average daily net assets, as follows:


   1.5% of Gross Dividend and Interest Income         Management Fee
         plus, Average Daily Net Assets


               first $100 million                         0.60%

               next $100 million                          0.55%

               next $100 million                          0.50%

               next $100 million                          0.45%

               next $100 million                          0.40%

               next $100 million                          0.35%

               next $100 million                          0.30%


Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal periods.



  Fund/Fiscal Year or Period              Advisory Fee

  Balanced Fund                           $ 7,603,851

  Foundation Fund                        $ 21,613,189

  Tax Strategic Fund                      $ 3,269,877

  Balanced Fund (b)                       $ 5,534,574

  Foundation Fund                        $ 16,156,433

  Tax Strategic Fund                      $ 1,451,786

  Balanced Fund                           $ 1,170,691

  Foundation Fund (a)                     $ 3,246,270

  Tax Strategic Fund (a)                   $ 143,945


(a) Foundation Fund and Tax Strategic Fund changed their fiscal year end from December 31 to March 31, effective March 31, 1997. The expenses at March 31, 1997 reflect a 3 month period.
(b) Balanced Fund changed its fiscal year end from June 30 to March 31, effective March 31, 1998. The expenses at March 31, 1998 reflect a nine month period.


Brokerage Commissions

         Below are the total amounts paid by each Fund in brokerage commissions and brokerage commissions paid by each Fund to Lieber & Company for the last three fiscal periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.


Fiscal Year ended March 31, 1999      Total Paid to         Total Paid to Lieber
                                       All Brokers


Balanced Fund                           $1,982,668                   $0

Foundation Fund                         $ 724,013                $ 719,827

Tax Strategic Fund                      $ 318,323                $ 300,137


Year or Period Ended March 31, 1998

Balanced Fund                            $533,529                    $0

Foundation Fund                          $486,478                $ 483,014

Tax Strategic Fund                       $116,583                $ 113,411

Year or Period Ended March 31, 1997

Balanced Fund                            $256,092                    $0

Foundation Fund                          $ 83,153                 $81,365

Tax Strategic Fund                       $ 11,342                 $10,758



Percentage of Brokerage Commissions Paid to Lieber & Company

         The table below shows, for the fiscal year ended March 31, 1999, (1) the percentage of aggregate brokerage commissions paid by Foundation Fund and Tax Strategic Fund to Lieber & Company; and (2) the percentage of the applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.


Fund                     Percentage of Commissions    Percentage of
                           to Lieber & Company          Commissionable
                          Transactions through
                                                            Lieber & Company


Foundation Fund                           99.4%                       37.1%

Tax Strategic Fund                        94.3%                       93.2%


Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last two fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.



Fund/Fiscal Year or Period                    Total Underwriting   Underwriting
                                              Commissions          Commissions
                                                                   Retained

Year Ended March 31, 1999

Balanced Fund                                   $2,269,221             $0

Foundation Fund                                $17,682,606            $90,889

Tax Strategic Fund                              $4,610,482            $21,255


Year or Period Ended March 31, 1998

Foundation Fund                                $10,039,997          $506,565

Tax Strategic Fund                              $3,971,612           $62,120




12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended March 31, 1999. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.


                                         Class A                            Class B                           Class C
     Fund

                            Distribution    Service Fees       Distribution     Service Fees       Distribution     Service Fees
                            Fees                               Fees                                Fees

Balanced Fund                     $0           $3,008,956        $3,968,746        $1,322,916          $11,028         $3,676

Foundation Fund                   $0            $892,137         $9,541,940        $3,180,647         $447,095        $149,032

Tax Strategic Fund                $0            $206,189         $1,618,325         $671,999          $298,816         $99,605


Trustee Compensation

          Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund complex for the twelve months ended March 31, 1999. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.



   Trustee                Aggregate Compensation from       Total Compensation from
                                  Trust                     Trust and Fund Complex Paid
                                                                   to Trustees*

 Laurence B. Ashkin                $22,911                       $75,000

 Charles A. Austin, III            $22,911                       $75,000

 K. Dun Gifford                    $22,141                       $72,500

 James S. Howell                   $29,532                       $97,500

 Leroy Keith Jr.                   $22,141                       $72,500

 Gerald M. McDonnell               $22,911                       $75,000

 Thomas L. McVerry                 $26,295                       $86,000

 William Walt Pettit               $22,141                       $72,500

 David M. Richardson               $22,928                       $71,875

 Russell A. Salton, III            $23,378                       $77,500

 Michael S. Scofield               $23,378                       $77,500

 Richard J. Shima                  $22,141                       $72,500



*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended March 31, 1999. The amounts listed below will be payable in later years to the respective Trustees:



                  Austin            $ 11,250.00
                  Howell            $ 77,600.00
                  McDonnell         $ 75,000.00
                  McVerry           $ 86,000.00
                  Pettit            $ 72,500.00
                  Salton            $ 77,000.00
                  Scofield          $ 11,250.00



                                   PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of March 31, 1999. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.



Fund/Class              One Year             Five Years            Ten Years or Since   Inception Date   of
                                                                   Inception            Class

Balanced Fund (a)

Class A                        2.43%                14.51%               12.07%               1/20/98


Class B                        2.32%                14.58%               11.74%               9/11/35


Class C                        5.91%                14.78%               11.70%               1/22/98


Class Y                        7.79%                15.91%               12.89%               1/26/98


Foundation Fund (b)

Class A                        0.56%                14.72%               15.75%                1/3/95


Class B                       -0.19%                14.87%               15.95%                1/3/95


Class C                        3.76%                15.05%               15.93%                1/3/95


Class Y                        5.84%                16.07%               16.49%                1/2/90


Tax Strategic Fund (b)

Class A                       -3.70%                13.44%               12.57%               1/17/95


Class B                       -4.53%                13.67%               12.88%                1/6/95


Class C                       -0.58%                13.89%               12.97%                3/3/95


Class Y                        1.38%                14.85%               13.85%               11/2/93



(a)Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are: 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

(b)Historical performance shown for Classes A, B, and C prior to their inception is based on performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.


                      COMPUTATION OF CLASS A OFFERING PRICE


         Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of March 31, 1999. For more information, see "Purchase, Redemption and Pricing of Shares."



         Fund            Net Asset Value   Sales Charge     Offering Price
                         Per Share                          Per Share

Balanced Fund                 $11.28            4.75%            $11.84

Foundation Fund               $20.98            4.75%            $22.03

Tax Strategic Fund            $16.17            4.75%            $16.98




                                SERVICE PROVIDERS


Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Fund pays ESC annual fees as follows:


    Fund Type                       Annual Fee     Annual Fee
                                     Per Open      Per Closed
                                     Account*       Account**


    Monthly Dividend Funds            $25.50          $9.00

    Quarterly Dividend Funds          $24.50          $9.00

    Semiannual Dividend Funds         $23.50          $9.00

    Annual Dividend Funds             $23.50          $9.00

    Money Market Funds                $25.50          $9.00

   *For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
  **Closed accounts are maintained on the system in order to facilitate historical and tax information.


Distributor

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.


Custodian

         State Street Bank and Trust Company keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.



                              FINANCIAL STATEMENTS

         The audited financial statements and the independent auditors' report thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Fund for Total Return may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farm Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

         (vi)     Student Loan Marketing Association.



Securities Issued by the Government National Mortgage Association ("GNMA").The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised resulting in a potential loss of value to the Fund.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.
Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower it value.


Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.


         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e. rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady  Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate -of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         You may buy shares of the Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. The Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.


Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

      REDEMPTION TIME                                              CDSC RATE

      Month of purchase and the first 12-month
      period following the month of purchase. ..........................5.00%
      Second 12-month period following the month of purchase............4.00%
      Third 12-month period following the month of purchase.............3.00%
      Fourth 12-month period following the month of purchase............3.00%
      Fifth 12-month period following the month of purchase.............2.00%
      Sixth 12-month period following the month of purchase.............1.00%
      Thereafter........................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.


Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisory's affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.


INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES AND CHARITABLE SHARES

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional, Institutional Service and Charitable shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The  following   information  is  not   applicable  to   Institutional,
Institutional Service and Charitable shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.


Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as Trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).


Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

Calculation of Net Asset Value

         The Fund calculates its net asset value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                      [OBJECT OMITTED]

         P = initial payment of $1,000 T = average total return N = number of years
         ERV = ending redeemable value of the initial $1,000


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

           If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          [OBJECT OMITTED]  [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

           If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                  [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                  [OBJECT OMITTED]

           The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These "12b-1 fees" or "distribution fees" are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its, Class A, Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for distribution costs up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


              Class A                0.75%*

              Class B                 1.00%

              Class C                 1.00%

       Institutional Service         0.35%*


*Currently limited to 0.25% or less. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate the Distributor pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:


        Class A                        0.25%*

        Class B                       1.00%

        Class C                       1.00%

        Institutional Service         0.25%*


        *May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that the Distributor will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.


         The Agreements also provide that the Distributor may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. The Distributor may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to the Distributor under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since the Distributor's compensation under the Agreements is not directly tied to the expenses incurred by the Distributor, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor. Distribution expenses incurred by the Distributor in one fiscal year that exceed the compensation paid to the Distributor for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission ("SEC") make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and
(ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (I) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.


Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Municipal Bond Fund Shareholders

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund ) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are, EAMC MFS Institutional Advisors, Inc. ("MFS"), OppenheimerFunds, Inc. ("Oppenheimer") and Putnam Investment Management, Inc. ("Putnam").

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.
See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities and Centrum Properties, Inc.

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.; former
(DOB: 10/23/34)                                                  Director, Executive Vice President and Treasurer, State
                                                                 Street Research & Management Company (investment advice);
                                                                 Director, The Andover Companies (Insurance); and Trustee,
                                                                 Arthritis Foundation of New England

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and  Wine; Chairman and President, Oldways
                                                                 Preservation and Exchange Trust (education); former Chairman of  the  Board, Director, and Executive Vice President, The
                                                                 London  Harness Company; former Managing Partner, Roscommon
                                                                 Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher & Associates
                                                                 (environmental consulting)

James S. Howell                      Chairman of the Board       Former Chairman of the Distribution Foundation for the
(DOB: 8/13/24)                       of  Trustees                Carolinas; and former Vice President of Lance Inc. (food
                                                                 manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company; Director of Phoenix Total Return Fund and
                                                                 Equifax,  Inc.; Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and
                                                                 former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                                   producer).

Thomas  L. McVerry                   Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and former Director of Carolina
                                                                 Cooperative Federal Credit Union.

William Walt  Pettit                 Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc., and J&M
                                                                 Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Vice Chairman of the        Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       Board of Trustees

Richard J. Shima                     Trustee                     Former Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                   agency); Executive Consultant, Drake Beam Morin, Inc.
                                                                 (executive outplacement); Director of Connecticut Natural Gas
                                                                 Corporation, Hartford Hospital, Old State House Association,
                                                                 Middlesex Mutual Assurance Company, and Enhance Financial
                                                                 Services, Inc.; Chairman, Board of Trustees, Hartford Graduate
                                                                 Center; Trustee, Greater Hartford YMCA; former Director, Vice
                                                                 Chairman and Chief Investment Officer, The Travelers Corporation;
                                                                 former Trustee, Kingswood-Oxford School; and former Managing
                                                                 Director and Consultant, Russell Miller, Inc.


Anthony J. Fischer*                  President and Treasurer     Vice President/Client Services, BISYS Fund Services.
(DOB: 2/10/59)

Nimish S. Bhatt**                    Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union Bank; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft**                         Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

*Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016 **Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001



                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS


     MOODY'S           S&P              FITCH           Credit Quality
     Aaa               AAA              AAA             Excellent Quality (lowest risk)

     Aa                AA               AA              Almost Excellent Quality (very low risk)

     A                 A                A               Good Quality (low risk)

     Baa               BBB              BBB             Satisfactory Quality (some risk)

     Ba                BB               BB              Questionable Quality (definite risk)

     B                 B                B               Low Quality (high risk)

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default

                       D                DDD/DD/D        In Default




                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.


Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                      EVERGREEN EQUITY AND FIXED INCOME FUNDS


                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 2000


            Evergreen Capital Balanced Fund ("Capital Balanced Fund")

                 Evergreen High Income Fund ("High Income Fund")

              Evergreen Quality Income Fund ("Quality Income Fund")

            Evergreen Perpetual Global Fund ("Perpetual Global Fund")


                     (Each a "Fund," together, the "Funds")


     Each Fund is a series of an open-end management investment company known as either Evergreen Equity Trust, Evergreen Fixed Income Trust or Evergreen International Trust (each a "Trust" or together the "Trusts")

         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated February 1, 2000 for the Fund in which you are interested. The Funds are offered through a single prospectus offering Class A, Class B, Class C and Class Y shares. You may obtain a copy of the prospectus without charge by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or Class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated September 30, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY...........................................................1-1
INVESTMENT POLICIES.....................................................1-1
OTHER SECURITIES AND PRACTICES..........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES........................................1-3
EXPENSES................................................................1-6
PERFORMANCE.............................................................1-9
COMPUTATION OF CLASS A OFFERING PRICE .................................1-11
SERVICE PROVIDERS......................................................1-11
FINANCIAL STATEMENTS...................................................1-13


PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES......2-1
PURCHASE AND REDEMPTION OF SHARES.................................2-14
SALES CHARGE WAIVERS AND REDUCTIONS...............................2-16
PRICING OF SHARES.................................................2-17
PERFORMANCE CALCULATIONS..........................................2-19
PRINCIPAL UNDERWRITER.............................................2-21
DISTRIBUTION EXPENSES UNDER RULE 12b-1............................2-22
TAX INFORMATION...................................................2-25
BROKERAGE.........................................................2-28
ORGANIZATION......................................................2-29
INVESTMENT ADVISORY AGREEMENT.....................................2-30
MANAGEMENT OF THE TRUSTS..........................................2-32
CORPORATE AND MUNICIPAL BOND RATINGS..............................2-34
ADDITIONAL INFORMATION............................................2-46

                                     PART 1

                                  TRUST HISTORY

         Each Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of a Trust. A copy of the Declaration of Trust is on file as an exhibit to each Trust's Registration Statement, of which this SAI is a part.


         On October 18, 1999, Evergreen Capital Balanced Fund (formerly known as Mentor Balanced Portfolio), Evergreen High Income Fund (formerly known as Mentor High Income Portfolio), Evergreen Quality Income Fund (formerly known as Mentor Quality Income Portfolio), and Evergreen Perpetual Global Fund (formerly known as Mentor Perpetual Global Portfolio) were reorganized into a separate diversified series of an Evergreen Trust. In connection with this reorganization, the shares which were designated "Class B" under the separate
Mentor portfolios were redesignated "Class C" under an Evergreen Trust, effective October 18, 1999. In addition, on this same day each Fund added a new class of shares designated Class B.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversified Funds:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect 75% of its total assets, a diversified investment company may not invest more that 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more that 10% of the outstanding voting securities securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.   Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

6.       Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.   Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless otherwise noted.

Money Market Instruments
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements Reverse Repurchase Agreements Dollar Roll Transactions Swaps, Caps, Floors and Collars Indexed Securities (applicable only to Perpetual Global Fund) Options Futures Transactions Foreign Securities Foreign Currency Transactions Premium Securities High Yield, High Risk Bonds (not applicable to Capital Balanced Fund) Illiquid and Restricted Securities (applicable only to High Income Fund) Zero Coupon "Stripped" Bonds Mortgage-Backed or
  Asset-Backed Securities (not applicable to Perpetual Global Fund)

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of January 1, 2000, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund. [To be confirmed in January.]

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of January 1, 2000.

                    ------------------------------------------------------

                    Capital Balanced Fund   Class A
                    ------------------------------------------------------
                    ------------------------------------------------------
                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Capital Balanced Fund  Class B
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Capital Balanced Fund  Class C
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Capital Balanced Fund  Class Y
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Clearing Corp.
                    Gerald William Gaffney
                    1314 Upper Brandon Pl.
                    Norfolk, VA 23508-1135                         93.65%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Daniel J. Ludeman
                    5105 Stratford Crescent
                    Richmond, VA 23226-1615                         6.36%

                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    High Income Fund  Class A
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    High Income Fund  Class B
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    William P. Ahl & Marsha T. Ahl
                    111 East Kilbourn Ave.
                    Milwaukee, CA 93722-9227                  22.55%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    FBO S. Gary Garabedian
                    111 East Kilbourn Ave.
                    Milwaukee, CA 93710-3704                  14.97%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    Elisabeth More
                    111 East Kilbourn Ave.
                    Milwaukee, MA 02040-0146                  9.03%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    Rev. Inter Vivos Trust
                    111 East Kilbourn Ave.
                    Milwaukee, IL 61747-9663                  8.90%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Clearing Corp.
                    FBO Thomas R. Roberts
                    1 Everett St.
                    Rye, NY 10580                             6.95%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Clearing Corp.
                    Muriel H. Potter
                    972 Lindsley Dr.
                    Virginia Beach, VA 23454-3114             6.26%

                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    High Income Fund  Class C
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    High Income Fund  Class Y
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Quality Income Fund   Class A
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    Health Plan of San Mateo
                    111 East Kilbourn Ave.
                    Milwaukee, CA 94080-7000                  14.08%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    Southern CA Schools
                    Relief JPA (C/O Arcadia USD)
                    111 East Kilbourn Ave.
                    Milwaukee, CA 91007-6999                  5.02%

                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Quality Income Fund   Class B
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    First Union Securities, Inc.
                    Stella L.. McKinney
                    111 East Kilbourn Ave.
                    Milwaukee, TX 79912-1605                  33.24%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    FBO Richard E. Peterson
                    111 East Kilbourn Ave.
                    Milwaukee, PA 16335                       22.15%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    FBO Nelse S. Beattie IRA
                    111 East Kilbourn Ave.
                    Milwaukee, MI 49442-2767                  18.26%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    Iowa Signal & Electric Co.
                    111 East Kilbourn Ave.
                    Milwaukee, IA 50325-1251                  13.95%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Clearing Corp.
                    William P. Ellison - IRA
                    FCC AS Custodian
                    2144 Congo St.
                    Akron, OH 44305-3769                      7.23%

                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    Quality Income Fund   Class C
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Quality Income Fund   Class Y
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Perpetual Global Fund   Class A
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Clearing Corp.
                    MCV Phys. Global Acct.
                    Carl Gattuso Ex. Dir.
                    1001 E. Broad St.
                    Richmond, VA 23219-1990                   6.09%

                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Perpetual Global Fund   Class B
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    Stiffel Nicolaus & Co. Inc.
                    John Ashauer IRA
                    501 North Broadway
                    St. Louis, MO 63102,
                    WI 54130-3642                             13.96%

                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    Perpetual Global Fund   Class C
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                   ------------------------------------------------------
                    ------------------------------------------------------
                    Perpetual Global Fund   Class Y
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    Terry A. Prince
                    John H. Prince, Jr. Jt. Ten
                    6708 Hollow Oak Dr.
                    Mint Hill, NC 28227                       57.32%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Daniel J. Ludeman
                    5105 Stratford Crescent
                    Richmond, VA23226-1615                    42.68%

                    ----------------------------------------- ------------

                                    EXPENSES

Advisory Fees

          Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         Mentor Investment Advisors, LLC ("Mentor Advisors") is the investment advisor to Capital Balanced Fund, High Income Fund and Quality Income Fund. The Funds have agreed to pay Mentor Advisors an annual fee for its services, expressed as a percentage of average daily net assets, as set forth below:

                  Fund                             Fee
                  Capital Balanced                 0.75%
                  High Income                      0.70%
                  Quality Income                   0.60%

         Mentor Perpetual Advisors, LLC ("Mentor Perpetual") is the investment advisor to Perpetual Global Fund. Mentor Perpetual is entitled to receive a fee from the Fund at the following annual rate of the Fund's average daily net assets:

                  1.10% on assets up to $75 million
                  1.00% on assets over $75 million

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

  ---------------------------------- ------------------- =====================
  Fund/Fiscal Year or Period          Advisory Fee Paid  Advisory Fees Waived
  ---------------------------------- ------------------- =====================
  ============================================================================
  Year Ended September 30, 1999
  ============================================================================
  ---------------------------------- ------------------- =====================
  Capital Balanced Fund                  $2,216,232               $0
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  High Income Fund                       $1,635,473            $269,733
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  Quality Income Fund                    $1,258,891            $312,164
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  Perpetual Global Fund                  $2,082,585               $0
  ---------------------------------- ------------------- =====================
  ============================================================================
  Year or Period Ended September 30, 1998
  ============================================================================
  ---------------------------------- ------------------- =====================
  Capital Balanced Fund                    $31,721              $20,856
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  High Income Fund(a)                     $175,891             $175,891
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  Quality Income Fund                    $1,025,941            $204,530
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  Perpetual Global Fund                  $1,612,495               $0
  ---------------------------------- ------------------- =====================
  ============================================================================
  Year Ended September 30, 1997
  ============================================================================
  ---------------------------------- ------------------- =====================
  Capital Balanced Fund                    $28,926              $20,072
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  High Income Fund                           N/A                  N/A
  ---------------------------------- ------------------- =====================
  Quality Income Fund                     $572,539             $123,214
  ---------------------------------- ------------------- =====================
  Perpetual Global Fund                   $998,592                $0
  ---------------------------------- ------------------- =====================

     (a) For the period from 6/23/1998 (commencement of operations) through 9/30/1998.

Brokerage Commissions

         Below are the total amounts paid by each Fund in brokerage commissions for the last three fiscal years or periods. For more information regarding brokerage commissions, see "Brokerage" in Part II of the SAI.

                          ============================================
                                         September 30
========================= ============================================
Fund                          1999           1998           1997
------------------------- ------------- --------------- ==============

Capital Balanced Fund       $133,824       $12,356         $4,752

------------------------- ------------- --------------- ==============
------------------------- ------------- --------------- ==============

High Income Fund               $0           $0(a)           N/A

------------------------- ------------- --------------- ==============

Quality Income Fund            $0             $0            $900

------------------------- ------------- --------------- ==============
Perpetual Global Fund      $1,367,379     $1,272,077      $838,045
------------------------- ------------- --------------- ==============

     (a) For the period from 6/23/1998 (commencement of operations) through 9/30/1998.


         For the fiscal year ended September 30, 1999, Capital Balanced Fund paid First Union Securities, Inc. (formerly known as Wheat First Union) brokerage commissions totaling $28,367.


Percentage of Brokerage Commissions Paid to First Union Securities, Inc.

         The table below shows,  for the fiscal year ended  September  30, 1999,
(1) the percentage of aggregate brokerage commissions paid by Capital Balanced Fund to First Union Securities, Inc.; and (2) the percentage of the Fund's aggregate dollar amount of commissionable transactions effected through First Union Securities, Inc. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

--------------------- ----------------------------- ==========================
                                                    Percentage of
                                                    Commissionable
                      Percentage of Commissions to  Transactions through First
Fund                  First Union Securities, Inc.  Union Securities, Inc.
--------------------- ----------------------------- ==========================
--------------------- ----------------------------- ==========================

Capital Balanced Fund         21.2%                         2.6%

------------------ ----------------------------- ==========================

Portfolio Turnover

         The Funds, generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

-------------------------------- ==========================================

                                        Total Underwriting Commissions

Fund/Fiscal Year or Period                    Paid and Retained
===========================================================================
Year or Period Ended 1999
===========================================================================
Capital Balanced Fund                             $48,765
-------------------------------- ==========================================
-------------------------------- ==========================================
High Income Fund                                  $14,687
-------------------------------- ==========================================
-------------------------------- ==========================================
Quality Income Fund                               $15,390
-------------------------------- ==========================================
Perpetual Global Fund                             $25,596
-------------------------------- ==========================================
===========================================================================
Year or Period Ended 1998
===========================================================================
Capital Balanced Fund                               N/A
-------------------------------- ==========================================
-------------------------------- ==========================================
High Income Fund (a)                              $56,138
-------------------------------- ==========================================
-------------------------------- ==========================================
Quality Income Fund                              $104,891
-------------------------------- ==========================================
Perpetual Global Fund                            $113,331
-------------------------------- ==========================================
===========================================================================
Year or Period Ended 1997
===========================================================================
Capital Balanced Fund                               N/A
-------------------------------- ==========================================
-------------------------------- ==========================================
High Income Fund                                    N/A
-------------------------------- ==========================================
Quality Income Fund                               $37,516
-------------------------------- ==========================================
Perpetual Global Fund                             $66,416
-------------------------------- ==========================================

     (a) For the period from 6/23/1998 (commencement of operations) through 9/30/1998.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund with respect to the Class A and Class C shares of the Funds for the fiscal year ended September 30, 1999. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

---------------------- ================ ==================================
                           Class A                    Class C
                       ================ ==================================
                       ---------------- ------------------ ===============
Fund                     Service Fees    Distribution Fees  Service Fees
---------------------- ---------------- ------------------ ===============
---------------------- ---------------- ------------------ ===============
Capital Balanced Fund      $240,418          $1,486,146       $495,382
---------------------- ---------------- ------------------ ===============
---------------------- ---------------- ------------------ ===============
High Income Fund           $340,268           $494,725        $243,829
---------------------- ---------------- ------------------ ===============
Quality Income Fund        $257,763           $533,574        $266,787
---------------------- ---------------- ------------------ ===============
Perpetual Global Fund      $203,547           $894,651        $298,217
---------------------- ---------------- ------------------ ===============

Trustee Compensation

         Listed below is the Trustee compensation paid by each Trust individually for the Trust's fiscal year end and by the Trust and the eleven other trusts in the Evergreen Fund Complex for the calendar year ended December 31, 1999. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

------------------------- ------------------------------------- ======================================
                           Aggregate Compensation from Fixed         Total Compensation from the
                            Income Trust for the fiscal year       Evergreen Fund Complex Paid to
                                    ended 4/30/1999             Trustees for the calendar year ended
            Trustee                                                         12/31/1999***
------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Laurence B. Ashkin                       $2,414                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Charles A. Austin, III                   $2,414                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Arnold H. Dreyfuss*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

K. Dun Gifford                           $2,345                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

James S. Howell**                        $3,040                                $97,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Leroy Keith Jr.                          $2,345                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Gerald M. McDonnell                      $2,414                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Thomas L. McVerry                        $2,758                                $85,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Louis W. Moelchert, Jr.*                  N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

William Walt Pettit                      $2,523                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

David M. Richardson                      $2,150                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Russell A. Salton, III                   $2,414                                $77,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Michael S. Scofield**                    $2,500                               $102,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Richard J. Shima                         $2,345                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Richard K. Wagoner*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================

------------------------- ------------------------------------- ======================================
                                                                  Total Compensation from Evergreen
                           Aggregate Compensation from Equity     Fund Complex Paid to Trustees for
                            Trust for the fiscal year ended     the calendar year ended 12/31/1999***
            Trustee                    3/31/1999
------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Laurence B. Ashkin                      $22,911                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Charles A. Austin, III                  $22,911                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Arnold H. Dreyfuss*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

K. Dun Gifford                          $22,141                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

James S. Howell**                       $29,532                                $97,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Leroy Keith Jr.                         $22,141                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Gerald M. McDonnell                     $22,911                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Thomas L. McVerry                       $26,295                                $85,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Louis W. Moelchert, Jr.*                  N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

William Walt Pettit                     $22,141                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

David M. Richardson                     $22,928                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Russell A. Salton, III                  $23,378                                $77,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Michael S. Scofield**                   $23,378                               $102,000

------------------------- ------------------------------------- ======================================

Richard J. Shima                        $22,141                                $75,000

------------------------- ------------------------------------- ======================================

Richard K. Wagoner*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================

------------------------- ------------------------------------- ======================================
                              Aggregate Compensation from            Total Compensation from the
                           International Trust for the fiscal      Evergreen Fund Complex Paid to
                                 year ended 10/31/1999          Trustees for the calendar year ended
            Trustee                                                         12/31/1999***
------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Laurence B. Ashkin                       $2,284                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Charles A. Austin, III                   $2,200                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Arnold H. Dreyfuss*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

K. Dun Gifford                           $2,140                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

James S. Howell**                        $2,984                                $97,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Leroy Keith Jr.                          $2,140                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Gerald M. McDonnell                      $2,454                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Thomas L. McVerry                        $2,728                                $85,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Louis W. Moelchert, Jr.*                  N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

William Walt Pettit                      $2,292                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

David M. Richardson                      $2,122                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Russell A. Salton, III                   $2,465                                $77,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Michael S. Scofield**                    $2,465                               $102,000

------------------------- ------------------------------------- ======================================

Richard J. Shima                         $2,258                                $75,000

------------------------- ------------------------------------- ======================================

Richard K. Wagoner*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================


* Arnold H. Dreyfuss, Louis W. Moelchert, Jr. and Richard K. Wagoner were elected to the Boards of Trustees on December 16, 1999.

** On January 1, 2000, Michael S. Scofield became Chairman of the Boards and James S. Howell became Trustee Emeritus.

*** Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 1999. The amounts listed below will be payable in later years to the respective
     Trustees:


                  Austin            $11,250
                  Howell            $77,600
                  McDonnell         $75,000
                  McVerry           $85,000
                  Pettit            $75,000
                  Salton            $75,000
                  Scofield          $61,200

                                   PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of September 30, 1999. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

----------------------- -------------------- --------------------- -------------------- =====================
                                                                   Ten Years or Since
                                                                    Inception Date of      Inception Date
      Fund/Class             One Year             Five Years              Class               of Class
----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================
Capital Balanced Fund (a)
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                        7.34%                16.27%               15.79%              09/16/1998
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                        6.87%                17.04%               16.58%              10/18/1999
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================

Class C                        9.87%                17.25%               16.70%              06/21/1994

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class Y                       12.91%                16.93%               16.90%              09/16/1998
----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================
High Income Fund (b)
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                       -0.80%                 N/A                 -5.99%              06/23/1998
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       -0.61%                 N/A                 -5.07%              10/18/1999
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================

Class C                        1.75%                 N/A                 -2.82%              06/23/1998

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================

Class Y                        4.10%                 N/A                 -2.31%              10/18/1999

----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================
Quality Income Fund (b)
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                       -7.51%                5.40%                 4.34%              04/29/1992
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       -7.46%                6.12%                 5.03%              10/18/1999
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================

Class C                       -5.15%                5.93%                 4.52%              04/29/1992

----------------------- -------------------- --------------------- -------------------- =====================
Class Y                       -2.64%                6.45%                 5.04%              11/19/1997
----------------------- -------------------- --------------------- -------------------- =====================
Perpetual Global Fund (b)
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                       26.16%                14.00%               12.70%              03/29/1994
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       27.42%                14.89%               13.60%              10/18/1999
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================

Class C                       29.62%                14.28%               12.84%              03/29/1994

----------------------- -------------------- --------------------- -------------------- =====================
Class Y                       32.94%                15.23%               13.81%              11/19/1997
----------------------- -------------------- --------------------- -------------------- =====================


(a) Historical performance shown for Classes A, B and Y prior to their inception is based on the performance of Class C, the original class offered. These historical returns for Classes A and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and Y would have been higher.
(b) Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class C. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.

         Below are the annual total returns for each Class of shares of the Perpetual Global Fund as of October 31, 1999. Perpetual Global changed its fiscal year end from September 30 to October 31 on October 15, 1999.

----------------------- -------------------- --------------------- -------------------- =====================
                                                                   Ten Years or Since   Inception Date   of
Fund/Class              One Year             Five Years            Inception            Class
----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================
Perpetual Global Fund
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                       19.00%                14.39%               13.16%              03/29/1994
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       19.97%                15.29%               14.06%              10/18/1999
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class C                       23.10%                14.68%               13.28%              03/29/1994
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class Y                       25.34%                15.62%               14.26%              11/19/1997
----------------------- -------------------- --------------------- -------------------- =====================

Yields

         Below are the current yields of the Funds for the 30-day period ended September 30, 1999. For more information, see "30-Day Yield" under "Performance Calculations" in Part 2 of this SAI.

====================== ======================================================

                                          30-Day Yield
====================== ======================================================
---------------------- ------------ ------------ -------------- =============

Fund                      Class A      Class B       Class C       Class Y
---------------------- ------------ ------------ -------------- =============
---------------------- ------------ ------------ -------------- =============
Capital Balanced Fund      1.72%         N/A          1.08%         1.94%
---------------------- ------------ ------------ -------------- =============
---------------------- ------------ ------------ -------------- =============
High Income Fund           8.02%         N/A          7.91%          N/A
---------------------- ------------ ------------ -------------- =============
Quality Income Fund        5.52%         N/A          5.30%         6.11%
---------------------- ------------ ------------ -------------- =============
Perpetual Global Fund       N/A          N/A           N/A           N/A
---------------------- ------------ ------------ -------------- =============

                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the net asset value of each Fund's Class A shares at September 30, 1999. For more information, see "Pricing of Shares" in Part 2 of this SAI.

----------------------- --------------------- ---------------- ==============
                        Net Asset Value Per                    Offering Price
Fund                    Share                 Sales Charge     Per Share
----------------------- --------------------- ---------------- ==============
----------------------- --------------------- ---------------- ==============
Capital Balanced Fund           $15.15               4.75%          $15.91
----------------------- --------------------- ---------------- ==============
----------------------- --------------------- ---------------- ==============
High Income Fund                $10.29               4.75%          $10.80
----------------------- --------------------- ---------------- ==============
Quality Income Fund             $12.43               4.75%          $13.05
----------------------- --------------------- ---------------- ==============
Perpetual Global Fund           $23.09               4.75%          $24.24
----------------------- --------------------- ---------------- ==============

         Purchases of Class A shares of Perpetual Global aggregating less than $100,000 based upon the net asset value of Perpetual Global's Class A shares at October 31, 1999.

------------------------ --------------------- --------------- ===============

                         Net Asset Value Per                   Offering Price
Fund                     Share                 Sales Charge    Per Share
------------------------ --------------------- --------------- ===============
Perpetual Global Fund         $23.86               4.75%         $25.05
------------------------ --------------------- --------------- ===============


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") 200 Berkeley Street, Boston, Massachusetts 02106, serves as administrator to the Funds, subject to the supervision and control of the Trusts' Boards of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee from each Fund at the annual rate of 0.10% for of the Fund's average daily net assets.

         Below are the administrative fees paid by each Fund (under a prior fee arrangement) for the last three fiscal years or periods.

  -------------------------------- -------------------- =====================
  Fund/Fiscal Year or Period        Administrative Fee    Administrative Fee
                                          Paid                  Waived
  -------------------------------- -------------------- =====================
  ===========================================================================
  Year Ended September 30, 1999
  ===========================================================================
  -------------------------------- -------------------- =====================

  Capital Balanced Fund                    $363,370                 $0

  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================

  High Income Fund                         $222,888                 $0

  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================

  Quality Income Fund                      $208,815                 $0

  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================

  Perpetual Global Fund                    $255,756                 $0

  -------------------------------- -------------------- =====================
  ===========================================================================
  Year or Period Ended September 30, 1998
  ===========================================================================
  -------------------------------- -------------------- =====================

  Capital Balanced Fund                    $4,219               $4,219

  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================
  High Income Fund(a)                       $24,979                 $0
  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================
  Quality Income Fund                      $174,343                 $0
  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================
  Perpetual Global Fund                    $153,750                 $0
  -------------------------------- -------------------- =====================
  ===========================================================================
  Year Ended September 30, 1997
  ===========================================================================
  -------------------------------- -------------------- =====================
  Capital Balanced Fund                       $0                    $0
  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================
  High Income Fund                            N/A                   N/A
  -------------------------------- -------------------- =====================
  Quality Income Fund                       $95,423                 $0
  -------------------------------- -------------------- =====================
  Perpetual Global Fund                     $92,753                 $0
  -------------------------------- -------------------- =====================

     (a) For the period from 6/23/1998 (commencement of operations) through 9/30/1998.

Transfer Agent

         Evergreen Service Company ("ESC"), P.O. Box 2121, Boston, Massachusetts 02106-2121, a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Fund pays ESC annual fees as follows:

                 ----------------------------- --------------- ==============

                 Fund Type                       Annual Fee     Annual Fee
                                                  Per Open      Per Closed
                                                  Account*       Account**
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Monthly Dividend Funds            $25.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Quarterly Dividend Funds          $24.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Semiannual Dividend Funds         $23.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Annual Dividend Funds             $23.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Money Market Funds                $25.50          $9.00
                 ----------------------------- --------------- ==============


     *For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.

     **Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

     Evergreen  Distributor,  Inc. ("EDI"),  90 Park Avenue,  New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling (800) 343-2898, or by downloading it off our website at www.evergreen-funds.com.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Equity Income Fund may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

         (iii) Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA").
The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised, resulting in a potential loss of value to the Fund.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.
Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through Evergreen Distributor, Inc. ("EDI"), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the funds or work for companies associated with the Funds and selected dealers and agents of the Funds. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarily, these provisions extend the privilege of purchasing shares at net asset value to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Funds and the Distributor. In addition, the provisions allow the Funds to be competitive in the mutual fund industry, where similar allowances are common.


Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                          CDSC RATE

         Month of purchase and the first 12-month
         period following the month of purchase..................      5.00%
         Second 12-month period following the month of purchase..      4.00%
         Third 12-month period following the month of purchase...      3.00%
         Fourth 12-month period following the month of purchase..      3.00%
         Fifth 12-month period following the month of purchase...      2.00%
         Sixth 12-month period following the month of purchase...      1.00%
         Thereafter..............................................      0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 2.00% on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

      REDEMPTION TIME                                            CDSC RATE

      Month of purchase and the first 12-month
      period following the month of purchase.....................    2.00%
      Second 12-month period following the month of purchase.....    1.00%
      Thereafter.................................................    0.00%

        See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an onmibus account with Merrill Lynch will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Institutional Shares, Institutional Service Shares

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional and Institutional Service shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Institutional and Institutional Service shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.


Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

                  5. an automatic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Income Plan of up to 1.0% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its net asset value ("NAV") once daily (or twice daily, for Money Market Funds) on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                                 [OBJECT OMITTED]

         P = initial payment of $1,000 T = average annual total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                         [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                                 [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                 [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                        ------------------------------- ---------------

                                   Class A                  0.75%*
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class B                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class C                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                            Institutional Service           0.75%*
                        ------------------------------- ---------------

                  * Currently limited to 0.25% or less to be used exclusively as a shareholder service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  ----------------------------- -------------
                                  Class A                       0.25%*
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class B                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class C                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Institutional Service         0.25%*
                                  ----------------------------- -------------

                  *May be lower. See the expense table in the prospectus of the
                    Fund in which you are interested.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, and Institutional Service shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by the EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code, as amended. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by Evergreen Asset Management Company ("EAMC"), Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will, to the extent practicable, effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

         The foregoing is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EAMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, and K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities (real estate development) and
                                                                 Centrum Properties, Inc.(real estate development).

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State Street Research & Management Company
                                                                 (investment advice); Director, The Andover Companies
                                                                 (insurance); and Trustee, Arthritis Foundation of New
                                                                 England.

Arnold H. Dreyfuss                   Trustee                     Chairman, Eskimo Pie Corporation; Trustee, Mentor Funds,
(DOB: 9/2/28)                                                    Mentor Variable Investment Portfolios, Mentor Institutional
                                                                 Trust, and Cash Resource Trust; Director, America's
                                                                 Utility Fund, Inc.; Formerly, Chairman and Chief
                                                                 Executive Officer, Hamilton Beach/Proctor-Silex, Inc.

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and Wine; Chairman and President,
                                                                 Oldways Preservation and Exchange Trust (education);
                                                                 former Chairman of the Board, Director, and Executive
                                                                 Vice President, The London Harness Company (leather
                                                                 goods purveyor); former Managing Partner, Roscommon
                                                                 Capital Corp.; former Chief Executive Officer, Gifford
                                                                 Gifts of Fine Foods; former Chairman, Gifford, Drescher
                                                                 & Associates (environmental consulting).


Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                   (steel producer).

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union.

Louis W. Moelchert, Jr. (DOB:        Trustee                     President, Private Advisors, LLC; Vice President for
12/20/41)                                                        Investments, University of Richmond; Director, America's
                                                                 Utility Fund, Inc.; Trustee, The Common Fund, Mentor
                                                                 Variable Investment Portfolios, Mentor Funds, Mentor In
                                                                 stitutional Trust, and Cash Resource Trust.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     President, Richardson & Runden & Company (executive search
(DOB: 9/14/41)                                                   and advisory services); former Vice Chairman, DHR
                                                                 International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc.
                                                                 (communications), and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       of Trustees

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement); Director of CTG Resources, Inc. (natural
                                                                 gas), Hartford Hospital, Old State House Association, and
                                                                 Enhance Financial Services, Inc.; former Director Middlesex
                                                                 Mutual Assurance Company; former Chairman, Board of
                                                                 Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA.

Richard K. Wagoner, CFA              Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, First Union
                                                                 Corporation; former consultant to the Board of Trustees
                                                                 of the Evergreen Funds; former member, New York Stock
                                                                 Exchange; member, North Carolina Securities Traders
                                                                 Association; member, Financial Analysts Society.

Anthony J. Fischer*                  President and               Vice President/Client Services, BISYS Fund Services.
(DOB: 2/10/59)                       Treasurer

Nimish S. Bhatt**                    Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union National Bank; former
                                                                 Senior Tax Consulting/Acting Manager, Investment Companies
                                                                 Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft**                         Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

*      Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016
**     Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001




                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                                       COMPARISON OF LONG-TERM BOND RATINGS

     ----------------- ---------------- --------------- =================================================
     MOODY'S           S&P              FITCH           Credit Quality
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

                       D                DDD/DD/D        In Default
     ----------------- ---------------- --------------- =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

-        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.



Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

-        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.


CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                                            Annual Report
                                                            as of March 31, 1999






                                   Evergreen
                                          Balanced Funds



                  [LOGO OF EVERGREEN FUNDS/SM/ APPEARS HERE]

- ------------------------------------------------------------------------------
                                Table of Contents
- ------------------------------------------------------------------------------

Letter to Shareholders ...................................................    1

Evergreen American Retirement Fund

   Fund at a Glance ......................................................    2

   Portfolio Manager Interview ...........................................    3

Evergreen Balanced Fund

   Fund at a Glance ......................................................    7

   Portfolio Manager Interview ...........................................    8

Evergreen Foundation Fund

   Fund at a Glance ......................................................   12

   Portfolio Manager Interview ...........................................   13

Evergreen Tax Strategic Foundation Fund

   Fund at a Glance ......................................................   18

   Portfolio Manager Interview ...........................................   19

Financial Highlights

   Evergreen American Retirement Fund.....................................   23

   Evergreen Balanced Fund................................................   25

   Evergreen Foundation Fund..............................................   27

   Evergreen Tax Strategic Foundation Fund................................   29

Schedule of Investments

   Evergreen American Retirement Fund.....................................   31

   Evergreen Balanced Fund................................................   34

   Evergreen Foundation Fund..............................................   40

   Evergreen Tax Strategic Foundation Fund................................   46

Statements of Assets and Liabilities......................................   52

Statements of Operations .................................................   53

Statements of Changes in Net Assets.......................................   54

Combined Notes to Financial
Statements ...............................................................   57

- ------------------------------------------------------------------------------
                                Evergreen Funds
- ------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy.

Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

               -----------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED    May lose value . Are not bank guaranteed
               -----------------------------------------------------------------

                          Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                   May 1998
                                   ---

[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
Managing Director


Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Balanced Funds annual report, which covers the twelve-month period ended March 31, 1999.

Continued Strength in the Domestic Economy

The twelve-month period was a volatile time in the stock market. The first quarter of the period, which was the second quarter of 1998, saw a rising stock market and relatively stable interest rates. Stock markets around the world, including the United States, declined dramatically last summer and into the early fall. The Federal Reserve's actions to lower interest rates in late 1998 helped restore investor confidence and the U.S. stock market rallied strongly during the final quarter of 1998 and into the first quarter of 1999.

Throughout the period, the strong performance of large capitalization growth stocks continued. Investors who focused on this small group of stocks, particularly technology stocks, fared well. Currently, the stock market is responding positively to the combination of low inflation, low interest rates and low unemployment. The economy appears strong and investor confidence seems high. We remain cautiously optimistic about the stock market.

Shift in the Interest Rate Environment

Healthy economic growth and low inflation kept interest rates low throughout the first half of the period and pushed bond prices higher. In the latter half of the period, lingering concerns about inflation affected the fixed-income markets and produced a shift in the interest-rate environment. Fears about the robust U.S. economy and high levels of consumer spending drove interest rates steadily upward during the second half of the period, despite three separate cuts in the Fed Funds rate by the Federal Reserve in the final months of 1998. As a result, bond prices fell in response to the rising interest rates. In the near future, we believe interest rates will remain in their current trading range; the underlying fundamentals in the fixed income markets support continued low rates and minimal inflation.

Year 2000 Preparation1

At Evergreen, we continue to prepare ourselves to provide uninterrupted service and communication with all our shareholders throughout the end of 1999 and right through the date change into the Year 2000 and beyond. As of the end of April, when this report was finalized, we have completed 75% of the testing of internal systems and are rapidly moving through the remaining systems. In March, we successfully participated in industry-wide testing with the Securities Industry Association. We are confident our efforts will enable our shareholders to receive the same Evergreen products and services we deliver today.

As always, we encourage all shareholders to diversify their mutual fund portfolios and we suggest you consult with your financial advisor for an allocation strategy that helps you meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find one that is appropriate in your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis
    ----------------

William M. Ennis
Managing Director
Evergreen Funds



1 The information above constitutes Year 2000 readiness disclosure.

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                               E V E R G R E E N
                           American Retirement Fund
- ------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

We continue to believe that value stocks offer excellent price appreciation potential, although it is taking longer than we expected for that potential to be realized.



                                   Portfolio
                                  Management
- ------------------------------------------------------------------------------

[PHOTO OF IRENE D. O'NEILL                          [PHOTO OF NATALIE KUCHARSKI
    APPEARS HERE]                                         APPEARS HERE]

Irene D. O'Neill,                                   Natalie Kucharski
      CFA                                           Tenure: July 1991
Tenure: March 1988

- ------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
- ------------------------------------------------------------------------------

[STYLE BOX       Morningstar's Style Box is based on a portfolio date as of
 APPEARS HERE]   3/31/99.

                 The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

[STYLE BOX       The Fixed-Income Style Box placement is based on a fund's
 APPEARS HERE]   average effective maturity or duration and the average credit rating of the bond portfolio.

                 /1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A, B and C are .25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

- ------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/2/
- ------------------------------------------------------------------------------
                                       Class A    Class B    Class C    Class Y
Portfolio Inception Date 3/14/88
 ...............................................................................
Class Inception Date                    1/3/95     1/3/95     1/3/95    3/14/88
 ...............................................................................
Average Annual Returns*
1 year with sales charge               -12.00%    -12.72%     -9.22%      N/A
 ...............................................................................
1 year w/o sales charge                 -7.63%     -8.29%     -8.34%     -7.38%
 ...............................................................................
3 years                                  7.06%      7.11%      7.98%      9.05%
 ...............................................................................
5 years                                  9.74%      9.83%     10.11%     11.00%
 ...............................................................................
10 years                                 9.72%      9.90%      9.90%     10.35%
 ...............................................................................
Since Portfolio Inception                9.69%      9.86%      9.86%     10.26%
 ...............................................................................
Maximum Sales Charge                     4.75%      5.00%      1.00%      N/A
                                      Front End     CDSC       CDSC
 ...............................................................................
30-day SEC yield                         2.76%      2.14%      2.14%      3.16%
 ...............................................................................
12-month dividends
per share                               $0.55      $0.42      $0.42      $0.59
 ...............................................................................
12-month capital gain
distributions per share                 $0.13      $0.13      $0.13      $0.13
 ...............................................................................
* Adjusted for maximum sales charge.


- ------------------------------------------------------------------------------
                                LONG TERM GROWTH
- ------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

Comparison of a $10,000 investment in Evergreen American Retirement Fund, Class A shares/2/, versus a similar investment in the Wilshire 5000 Index, the Lehman Brothers Government/Corporate Bond Index (LBGCBI), and the Consumer Price Index
(CPI).

The Wilshire 5000 Index and the Lehman Brothers Government/ Corporate Bond Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                           American Retirement Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

How did the Fund perform during the year?

The Evergreen American Retirement Fund's investment strategy fell out of favor during the 12 months ended March 31, 1999. For the fiscal year, the Fund's Class A shares had a total return of -7.63%. Class B and C shares had returns of
- -8.29% and -8.34%, respectively, while Class Y shares had a total return of
- -7.38%. These returns are before deduction of any applicable sales charges. During the same 12-month period, the average balanced fund had a total return of 4.71%, as measured by Lipper Inc., an independent monitor of mutual fund performance.


                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                   $204,760,589
 ...............................................................................
Number of Holdings                                                          125
 ...............................................................................
Beta                                                                       0.50
 ...............................................................................
P/E Ratio                                                                 16.2x
 ...............................................................................


- ------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
- ------------------------------------------------------------------------------
                          (based on portfolio assets)
                          ---------------------------

                           [PIE CHART APPEARS HERE]

Common Stock                       49.1%
Government Agency
Notes/Bonds                        26.8%
Convertible Preferred
Stock                              10.7%
Convertible Debentures              7.0%
Treasury Notes/Bonds                3.9%
Corporate Notes/Bonds               1.5%
Cash and equivalents                1.0%


How did the investment environment affect performance?

The Fund's equity strategy was not rewarded during this period, despite the strategy's long-term success. The fixed-income strategy, emphasizing government agency securities, continued to work well and generated a positive return within the Fund.

In equities, the American Retirement Fund has consistently applied a value strategy, buying and owning stocks of companies that are believed to be undervalued, based on their relatively low price/earnings ratios or underlying asset values, and that provide above-average dividend yields. We have also focused on mid-sized companies that often are overlooked by Wall Street analysts despite offering what we believe to be good growth potential. This has worked well in the long run. In the 12-month period, however, investors favored large-company growth stocks, with little or no yield, and very high price/earnings ratios. This was especially true during the final six months when large, technology and Internet companies were the market leaders as the stock market staged a strong comeback. The Fund's emphasis on income-producing equities limited its ability to invest in technology companies unless they had issued convertible securities. The lack of earnings and cash flow -- not to mention the absence of dividends -- for the Internet group has kept the Fund from participating in this speculative sector.

Overall, investors were clearly chasing a very narrow group of aggressive growth stocks, to the detriment of the value universe. As a result, it was not a year that rewarded value-driven, yield-oriented strategies.

                              Top 5 Industries --
                                    Equity
                                    ------
                             (based on net assets)

Banks                                                                      7.7%
 ...............................................................................
Retailing & Wholesale                                                      5.6%
 ...............................................................................
Healthcare Products & Services                                             5.4%
 ...............................................................................
Consumer Products & Services                                               5.1%
 ...............................................................................
Electrical Equipment & Services                                            4.5%
 ...............................................................................

- ------------------------------------------------------------------------------
                                   EVERGREEN
                           American Retirement Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

What have been your primary investment strategies?

As the year progressed, we increased our allocation to equities as we found what we believe are attractive values among companies that are restructuring or are in the midst of earnings turn-arounds that should provide accelerating earnings growth. To accomplish this, we have re-deployed assets from convertible securities.

We have kept the Fund's fixed-income allocation at about 30% of net assets, and we continue to invest primarily in U.S. government agency securities, which tend to offer a yield advantage over Treasury securities and yet still provide extremely high credit quality.

In the final six months of the year, we have taken advantage of the increase in interest rates by lengthening the average maturity of our fixed-income holdings, both to increase income and to offer the opportunity for future price appreciation should rates start to decline. The average weighted maturity of the Fund's fixed-income portfolio increased from 4.6 years to 10.3 years in the final six months of the year. Average credit quality remained the highest, AAA.

                                    Top 10
                                Equity Holdings
                                ---------------
                             (based on net assets)

Houston Industries, Inc. ACES                                               1.6%
 ...............................................................................
Eagle Hardware & Garden, Inc.                                               1.6%
 ...............................................................................
Shared Medical Systems Corp.                                                1.4%
 ...............................................................................
Merrill Lynch & Co., Inc. STRYPES                                           1.3%
 ...............................................................................
Lancaster Colony Corp.                                                      1.3%
 ...............................................................................
Newell Rubbermaid, Inc.                                                     1.3%
 ...............................................................................
AMP, Inc.                                                                   1.2%
 ...............................................................................
Williams Companies, Inc.                                                    1.2%
 ...............................................................................
Baxter International, Inc.                                                  1.1%
 ...............................................................................
Hubbell, Inc. Cl. B                                                         1.1%
 ...............................................................................

What themes have you emphasized in managing the equity portion of the portfolio?

We have emphasized consumer-related industries, healthcare, airlines, and have added to our technology holdings, especially in the final six months of the fiscal year.

A healthy domestic economy, with high employment and low inflation, has given confidence to the American consumer. We have tried to take advantage of this by investing in consumer-related companies, including manufacturers, service providers and retailers. We have looked for companies that we believe are undervalued in relation to the overall market and have the potential to improve their profitability because of restructuring or turn-around situations.

In the consumer sector, we have invested in several significant opportunities, including:

 .    Newell, a consumer products company, whose stock fell out of favor because of market uneasiness over its acquisition of Rubbermaid. We believe Newell, which has had a record of consistent earnings growth, has the potential to effect cost-savings from its acquisition and improve earnings.

 .    Mattel, the toy manufacturer, saw its stock slump as the influential retailer Toys `R' Us reduced its inventories. We believe Mattel can bring its earnings back and take advantage of its pending acquisition of The Learning Co., a children's software firm.

 .    Talbot's, a women's clothing retailer, is attracting its core customers back with better merchandising. We believe this will lead to better revenue and earnings growth.

- ------------------------------------------------------------------------------
                                   EVERGREEN
                           American Retirement Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

In healthcare, we have invested in and increased our holdings in a number of value opportunities, including: American Home Products, a pharmaceutical company; Baxter International, a diversified medical products and services company; and Shared Medical Systems, which provides management information systems to hospitals and other healthcare providers. We also have purchased convertible securities in Elan Corporation, a pharmaceutical company, and CareMatrix, which operates assisted-living centers.

We invested in airlines as the stock prices of this group became depressed because of fears of an impending recession early in 1999. That recession has not materialized, however, and airline passenger traffic and ticket prices have increased, improving the earnings prospects for the industry. Fund holdings include Delta, United and Continental Airlines convertibles.

We have tended to be under-weighted in technology companies because of high prices in relation to earnings and unimpressive, if any, dividend yields on their common stock. We have found some opportunities, however, by investing in convertible securities of companies such as: Loral Space, a satellite company; Network Associates, a software firm; and Solectron, which assembles PCs and other devices for the technology industry.


                              Top 5 Industries --
                                     Bonds
                                     -----
                             (based on net assets)

Government Agency Obligations                                              26.8%
 ...............................................................................
Treasury Obligations                                                        3.8%
 ...............................................................................
Banks                                                                       0.5%
 ...............................................................................
Finance & Insurance                                                         0.5%
 ...............................................................................
Telecommunication Services & Equipment                                      0.5%
 ...............................................................................

What areas have you de-emphasized?

Earlier in the fiscal year, when investors were concerned about the potential of a domestic economic slowdown, we increased the Fund's emphasis on utility companies because of their traditional defensive characteristics. Their earnings have tended to hold up well in times of economic downturns. As it became evident we were not heading into a recession, the utility holdings were reduced during the second half of the fiscal year. A changing regulatory environment also had an adverse affect on utility stock prices, because consolidation has slowed and investors have become less certain about utility stock values.

We also have reduced our exposures to smaller industrial companies and to food companies. A slowdown in industrial production has affected the earnings growth of some industrial companies, while consolidation of supermarket chains has led to more price competition and less pricing power for the food processors.

In general, we have tried to move away from slow-growing companies into value stocks with better earnings growth prospects.


What types of investments have supported Fund performance?


Telecommunications, broadcasting and entertainment and building products companies all have helped the Fund. In addition, consistent with the Fund's long-term value approach, performance has been aided as industries have consolidated and Fund holdings have been acquired by larger companies. For example, among the integrated oil companies, BP Amoco made a takeover offer for Atlantic Richfield at the end of the period.

The Fund also benefited from several takeovers in the communications sector. Frontier Corporation, a provider of telephone, wireless and Internet services, is to be acquired by Global Crossing. In addition,

- ------------------------------------------------------------------------------
                                   EVERGREEN
                           American Retirement Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview


AirTouch Communications received a buyout offer from UK-based Vodaphone. The explosive growth in telecommunications traffic and the desire of industry participants to grow quickly and to capture market share is driving the high level of acquisition activity. In addition, performance was helped by AT&T's acquisition of Telecommunications Inc. The Fund had owned Telecommunication's convertible preferred stock, and performance was lifted both by the appreciation of this security's price and by the performance of AT&T after the acquisition.

Time-Warner, a diversified company involved in entertainment, publishing and telecommunications, also was a major contributor to performance. Management's restructuring efforts to improve the balance sheet and generate earnings from Time-Warner's rich asset base have boosted the company's cash flow and market valuation. At the close of the fiscal year, Time-Warner was the Fund's largest position.

The performance of the building and construction sector was helped by the Fund's earlier investment in Eagle Hardware. Lowes Companies, a major hardware retailer, acquired Eagle as part of its strategy to broaden its regional reach into the West Coast.

                                  Top 5 Bond
                                   Holdings
                                   --------
                             (based on net assets)

U.S. Treasury Bonds 6.00% 2/15/2026                                         3.0%
 ...............................................................................
FNMA 6.42% 2/12/2008                                                        2.4%
 ...............................................................................
FNMA 5.65% 2/22/2028                                                        2.2%
 ...............................................................................
FNMA 6.52% 3/5/2008                                                         2.0%
 ...............................................................................
FNMA 6.08% 9/1/2028                                                         1.9%
 ...............................................................................

What is your outlook?

We think the domestic economy will continue to grow, at least for the balance of 1999, and interest rates should be stable. A major factor that will affect the markets will be whether overseas economies, including Japan and Brazil, start to rebound in response to declining interest rates. The Japanese and Brazilian stock markets, which rallied in the first quarter of 1999, could be signaling a pick-up in global growth later this year.

We continue to believe that value stocks offer excellent price appreciation potential, although it is taking longer than we expected for that potential to be realized. Stock market performance during the past year has been driven principally by a very narrow group of large-company growth stocks, and at some time we expect performance to broaden to include a much larger group of stocks. At the start of a new fiscal year, the value sector of the market looks extremely undervalued and attractive. The start of a global economic recovery could have a major impact on value stocks in cyclical and industrial businesses.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                                 Balanced Fund
- ------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999


The Evergreen Balanced Fund had strong, competitive returns during a year of contrasting crosscurrents and periodic volatility.

                                  Portfolio
                                  Management
- ------------------------------------------------------------------------------



[PHOTO OF CHRIS CONKEY APPEARS HERE]   [PHOTO OF JUDITH WARNERS APPEARS HERE]

            Chris Conkey                           Judith Warners
         Tenure: August 1998                    Tenure: August 1998



- ------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
- ------------------------------------------------------------------------------
                 Morningstar's Style Box is based on a portfolio date as of
[GRAPHIC         3/31/99.
APPEARS HERE]
                 The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P
                 500, as well as the size of the companies in which it invests, or median market capitalization.

[GRAPHIC         The Fixed-Income Style Box placement is based on a fund's
APPEARS HERE]    average effective maturity or duration and the average credit rating of the bond portfolio.

                 /1/Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Classes A, B and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

- ------------------------------------------------------------------------------
                          Performance and Returns/2/
- ------------------------------------------------------------------------------

                                          Class A  Class B  Class C  Class Y
Portfolio Inception Date 9/11/35
 ...............................................................................
Class Inception Date                      1/20/98  9/11/35  1/22/98  1/26/98
 ...............................................................................
Average Annual Returns*
 ...............................................................................
1 year with sales charge                    2.43%    2.32%    5.91%      N/A
 ...............................................................................
1 year w/o sales charge                     7.52%    6.71%    6.79%    7.79%
 ...............................................................................
3 years                                    14.03%   14.35%   15.07%   16.18%
 ...............................................................................
5 years                                    14.51%   14.58%   14.78%   15.91%
 ...............................................................................
10 years                                   12.07%   11.74%   11.70%   12.89%
 ...............................................................................
Since Portfolio Inception                   8.63%    8.53%    8.49%    8.79%
 ...............................................................................
Maximum Sales Charge                        4.75%    5.00%    1.00%      N/A
                                          Front End  CDSC     CDSC
 ...............................................................................
30-day SEC yield                            2.23%    1.60%    1.60%    2.59%
 ...............................................................................
12-month income dividends
per share                                  $0.41    $0.32    $0.32    $0.44
 ...............................................................................
12-month capital gain distributions
per share                                  $2.03    $2.03    $2.03    $2.03
 ...............................................................................
* Adjusted for maximum sales charge.



- ------------------------------------------------------------------------------
                                LONG TERM GROWTH
- ------------------------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]



Comparison of a $10,000 investment in Evergreen Balanced Fund, Class B shares/2/, versus a similar investment in the S&P 500 Index, the Lehman Brothers Government/Corporate Bond Index (LBGCBI), and the Consumer Price Index (CPI).

The S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                                 Balanced Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

How did the Fund perform?

The Evergreen Balanced Fund had strong, competitive returns during a year of contrasting crosscurrents and periodic volatility. Positive performance in the final six months overcame the effects of a plunging stock market in the late summer and early fall of 1998. For the 12-month period ending March 31, 1999, the Fund's Class A shares had a total return of 7.52%. Class B and Class C shares had returns of 6.71% and 6.79%, respectively, and Class Y shares had a total return of 7.79%. These returns are before deduction of any applicable sales charges. During the same 12-month period, the average balanced fund had a return of 4.71%, as measured by Lipper Inc., an independent monitor of mutual fund performance.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                $1,711,012,868
 ...............................................................................
Number of Holdings                                                         237
 ...............................................................................
Beta                                                                      0.55
 ...............................................................................
P/E Ratio                                                                24.1x
 ...............................................................................


What was the investment environment like during the period?

It was a year of change, beginning with a period of calm in the spring of 1998, characterized by a rising stock market and relatively stable interest rates. At that time, the primary fear in the markets was that strong economic growth would stimulate inflation pressures and lead to interest rate increases. This period of calm came to a dramatic halt in July and August when the Russian government defaulted on part of its external debt and devalued the ruble.

This climactic event coming in the wake of the Asian financial crisis caught the financial markets by surprise. In fact, it came when many financial institutions were highly leveraged, meaning they had been investing with borrowed money. The near-collapse of one highly leveraged hedge fund, Long-Term Capital Corp., added to the uncertainty and volatility in the markets. Stock markets around the world, including in the United States, plunged, as did the markets for bonds carrying credit risk, including corporate bonds.

During this highly volatile time, investors fled to the highest quality instruments, especially U.S. Treasury securities. The low point for the domestic stock market came at about the mid-point of the fiscal year, the beginning of October 1998. As one might expect, this was also the peak of the rally in U.S. Treasury securities, as rates dropped and prices rose. The yield on the 10-year U.S. Treasury hit a low of 4.16% on October 5, 1998, about the same time as the S&P 500 Index hit its low for the year, on October 8.

A primary factor helping turn the markets around in early October was the U.S. Federal Reserve. Not only did the Federal Reserve engineer a bailout of Long-Term Capital, but it started lowering short-term interest rates to restore confidence to the markets. Rates were lowered three successive times in the fall of 1998, by a total of 0.75%.


- ------------------------------------------------------------------------------
                              Portfolio Composition
- ------------------------------------------------------------------------------
                           (based on portfolio assets)
                           ---------------------------

                           [PIE CHART APPEARS HERE]

Common Stock                 60.6%
Corporate Notes/Bonds        18.6%
Mortgage-Backed
Securities                    8.4%
Asset-Backed Securities       4.7%
Foreign Bonds                 3.2%
Treasury Notes/Bonds          2.1%
Cash & Equivalents            1.2%
Convertible Preferred
Stock                         0.7%
Convertible Debentures        0.5%

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                                 Balanced Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

The stock market rallied strongly in the fourth calendar quarter of 1998 and the first quarter of 1999, led by large-company stocks, especially in technology and consumer-related industries. The financial service industries, which had been especially hard hit during the period of global economic uncertainty, also staged a comeback, although not as strong or as lasting as the rally in technology stocks.

In the bond market, interest rates on high quality bonds started to rise again, with the value of U.S. Treasuries slumping. High quality corporate bonds also fell in value, although not as much as U.S. Treasuries. During the final six months of the year, the total returns of A-rated, 10-year corporate bonds were slightly positive, in contrast to the negative returns of 10-year Treasuries.

                              Top 5 Industries --
                                    Equity
                                    ------
                              (based on net assets)

Healthcare Products & Services                                             9.3%
 ...............................................................................
Information Services & Technology                                          6.5%
 ...............................................................................
Finance & Insurance                                                        5.5%
 ...............................................................................
Oil/Energy                                                                 4.3%
 ...............................................................................
Retailing & Wholesale                                                      4.3%
 ...............................................................................


What was your overall strategy in blending stocks and bonds during the fiscal year?

We began the year with 60% of net assets in equities and 40% in bonds. As concerns grew in the late summer about a global economic slowdown, we shifted the allocation in favor of high quality bonds. At the mid-point of the year, the target allocation was 52% stocks and 48% bonds, which was a very defensive positioning for the Fund. This decision helped protect the Fund during a time of uncertainty. We took the Federal Reserve Board's decision to lower short-term interest rates as a positive signal for the stock market, and the outlook appeared much more favorable for equities than for higher quality bonds. As a result, during the second half of the year, we shifted the allocation in favor of stocks, ending the period with a 63% in stocks and 37% in fixed income. This also worked in favor of the Fund, because we were able to increase our weightings in the stock market during the strong rally.


What strategies did you use in managing the equity portion of the portfolio?

We had been emphasizing financial services, energy and healthcare during the first part of the year. As we went into the summer and uncertainty grew about the possibility of a global economic slowdown, we began reducing our holdings in finance and energy. We retained the Fund's emphasis on pharmaceuticals where we saw opportunities for continued earnings growth, and concentrated on the large pharmaceutical companies such as Pfizer, Warner-Lambert, American Home Products and Merck & Co.

During the same summer period, we started increasing our holdings in technology, which had been de-emphasized during the first part of the year. We either established or added to our positions in market-leading companies such as Microsoft, Sun Microsystems, Cisco Systems, and Solectron, which assembles technology products, including PCs, for other companies.
We also added MCI Worldcom, although it is not a pure technology company.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                                 Balanced Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview


We also emphasized consumer-oriented stocks to take advantage of the strong domestic economy and consumer optimism, with positions in companies such as Wal-Mart and Time Warner.

Our decision to reduce our holdings in finance and energy helped performance during the worst of the market correction in the fall, although we did not fully participate in the financial sector's comeback during the fourth calendar quarter of 1998. Our increased emphasis on technology did help performance, however, as that sector soared in the fourth quarter of 1998 and the first quarter of 1999.

Late in the year, we selectively added back to our positions in finance, because of the improving prospects, and in energy to take advantage of consolidation in the industry and the apparent bottoming of oil prices. These were two sectors that we traded in and out of during the full, 12-month period as the investment environment changed.


                                    Top 10
                                Equity Holdings
                                ---------------
                              (based on net assets)

General Electric Co.                                                       2.7%
 ...............................................................................
Microsoft Corp.                                                            2.4%
 ...............................................................................
Wal-Mart Stores, Inc.                                                      1.2%
 ...............................................................................
Merck & Co., Inc.                                                          1.1%
 ...............................................................................
Pharmacia & Upjohn, Inc.                                                   1.0%
 ...............................................................................
Staples, Inc.                                                              1.0%
 ...............................................................................
Intel Corp.                                                                1.0%
 ...............................................................................
American International Group, Inc.                                         1.0%
 ...............................................................................
Morton International, Inc.                                                 1.0%
 ...............................................................................
Pfizer, Inc.                                                               1.0%
 ...............................................................................


What were some of the individual companies that helped performance?

General Electric, the Fund's largest holding, and EMC, a leader in data storage, were big contributors. The Fund owned both these companies for the entire 12-month period. Other significant contributors included Microsoft, Sun Microsystems and MCI Worldcom. The pharmaceutical companies, as a group, continued to help performance, supported by companies such as Merck, Pfizer and Bristol-Myers Squibb.


                              Top 5 Industries --
                                     Bonds
                                     -----
                             (based on net assets)

Finance & Insurance                                                         6.8%
 ...............................................................................
Asset-Backed Securities                                                     4.7%
 ...............................................................................
Commercialized Mortgage-Backed Securities                                   3.1%
 ...............................................................................
Mortgage Pass Through Securities                                            2.9%
 ...............................................................................
Collateralized Mortgage Obligations                                         2.4%
 ...............................................................................

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                                 Balanced Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

What strategies have you used in managing the fixed income portion of the portfolio?

Aside from lowering the overall bond allocation, we have taken advantage of the yield spreads -- or yield advantages -- of corporate bonds and mortgage-related securities over Treasuries. Since the semiannual report of September 30, 1998, we have lowered the Treasury allocation within the bond portion of the portfolio from 10% to 7% of fixed income assets, while increasing industrial bonds from 26% to 29%, and banking and finance bonds from 19% to 22%. Mortgage-backed securities have been increased from 13% to 15% of fixed income assets.

We emphasized the corporate sector because we thought, especially after the volatility of the summer and early fall, that corporate bonds were very attractively priced, particularly when compared with Treasuries.

We have maintained an average maturity slightly longer than the average bond fund. Average weighted maturity on March 31, 1999, stood at 11.2 years, very close to the 11 years on September 30, 1998. Average credit quality in the fixed income portion of the portfolio was AA- on March 31, compared to AA, on September 30, 1998. The fund continues to emphasize very solid credit quality.

                                  Top 5 Bond
                                   Holdings
                                   --------
                             (based on net assets)

FNMA 5.50% 7/1/2009                                                        0.9%
 ...............................................................................
Realkredit Danmark 5.00%, 10/1/2029                                        0.8%
 ...............................................................................
Sun Life Canada Capital Trust 8.53% 5/29/2049                              0.7%
 ...............................................................................
U.S. Treasury Bonds 7.875% 2/15/2021                                       0.7%
 ...............................................................................
Nomura Depositor Trust, Ser 1998-STI, CI A1
144A 5.22% 1/15/2003                                                       0.7%
 ...............................................................................

What is your outlook?

The worries about foreign economic problems eating into corporate profits and crippling the domestic economy have receded. We believe we have seen the passing of the worst fears.

Domestically, the economy appears strong. The interest rate reductions of the Federal Reserve have boosted equity valuations and given the U.S. consumer more confidence to spend. At the same time, the domestic job market continues to be very strong, which is another factor helping consumer confidence. The Federal Reserve continues to be wary that overseas economic problems could worsen; therefore, we believe it is unlikely to raise short-term interest rates in the near term, especially with no evidence of increased inflation. Given this outlook, we anticipate relative stability in interest rates.

In the bond market, this relatively stable interest rate environment should benefit corporate bonds and mortgage-backed securities, which offer a yield advantage over Treasuries, and we expect to continue to emphasize these sectors.

In the stock market, we are cautiously optimistic. Corporate earnings continue to rise, and American industry continues to find ways to consolidate, reduce costs and increase profits. We probably will continue to see different sectors take turns in leading performance in the stock market, and we expect to continue to rotate among the sectors as conditions and opportunities change.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                                Foundation Fund
- ------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

Merger and acquisition offers made for underlying companies of the Fund's holdings continued to provide a significant benefit to the portfolio, demonstrating that we had purchased issues which were considered undervalued opportunities.

                                   Portfolio
                                  Management
                                --------------

                   [PHOTO OF STEPHEN A. LIEBER APPEARS HERE]

                                Stephen A. Lieber
                              Tenure: January 1990

- ------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
- ------------------------------------------------------------------------------

[STYLE BOX       Morningstar's Style Box is based on a portfolio date as of
APPEARS HERE]    3/31/99.

                 The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

[STYLE BOX       The Fixed-Income Style Box placement is based on a fund's
APPEARS HERE]    average effective maturity or duration and the average credit rating of the bond portfolio.

                 /1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A, B and C are .25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.


- ------------------------------------------------------------------------------
                          Performance and Returns/2/
- ------------------------------------------------------------------------------

                                        Class A  Class B  Class C  Class Y
Portfolio Inception Date 1/2/90
 ...............................................................................
Class Inception Date                     1/3/95   1/3/95   1/3/95   1/2/90
 ...............................................................................
Average Annual Returns*
 ...............................................................................
1 year with sales charge                  0.56%   -0.19%    3.76%      N/A
 ...............................................................................
1 year w/o sales charge                   5.58%    4.81%    4.76%    5.84%
 ...............................................................................
3 years                                  14.95%   15.21%   15.94%   17.13%
 ...............................................................................
5 years                                  14.72%   14.87%   15.05%   16.07%
 ...............................................................................
Since Portfolio Inception                15.75%   15.95%   15.93%   16.49%
 ...............................................................................
Maximum Sales Charge                      4.75%    5.00%    1.00%      N/A
                                       Front End   CDSC     CDSC
 ...............................................................................
30-day SEC Yield                          1.90%    1.24%    1.25%    2.24%
 ...............................................................................
12-month dividends per share             $0.43    $0.27    $0.27    $0.48
 ...............................................................................
12-month capital gain distributions
per share                                $0.15    $0.15    $0.15    $0.15
 ...............................................................................
*Adjusted for maximum sales charge.


- ------------------------------------------------------------------------------
                                LONG TERM GROWTH
- ------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

Comparison of a $10,000 investment in Evergreen Foundation Fund, Class A shares/2/, versus a similar investment in the S&P 500 Index and the Consumer Price Index (CPI).

The S&P 500 Index is an unmanaged index. It does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                                Foundation Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

How did the Fund perform for the year?

The Evergreen Foundation Fund's fiscal year ended March 31, 1999, with a gain of 5.84%, providing a relative performance which is an exception to the Fund's strong comparative annual returns since its inception. It ranks #1 among all balanced funds since its inception with a 16.5% annualized return as measured by Lipper Analytical Services, Inc., an independent monitor of mutual funds. These returns are for the original Class Y shares, while Class A shares provided 5.58%, and Class B and C shares provided 4.81% and 4.76%, respectively, unadjusted for any sales charges.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                 $3,117,058,240
 ...............................................................................
Number of Holdings                                                          336
 ...............................................................................
Beta                                                                       0.62
 ...............................................................................
P/E Ratio                                                                 21.8x
 ...............................................................................


How would you describe the basic investment strategy of the Foundation Fund?

While the equity portion of the Fund's portfolio has historically enjoyed strong returns, this latest 12-month period was an exception; in contrast with the 48.4% return on equities in the prior fiscal year, the Fund's stock positions provided only a 6.0% return. This was the first year since the inception of the Fund in January 1990 that the equity performance of the portfolio did not surpass the return of the S&P 500. These were unusual and, we believe, temporary circumstances. The major reason for this underperformance was the severe decline of financial company shares in the late summer and fall of 1998.

Performance of the fixed income portion of the portfolio also fell behind the prior year, generating a return of 5.7%, as compared with the 19.9% return for the twelve months ended March 31, 1998. While we continued, and even increased, the emphasis on longer maturity U.S. Treasury bonds, the benefits of this strategy which had been so apparent through the third quarter of the Fund's fiscal year, were reversed in this latest quarter. Fears of renewed inflation through sustained economic growth and the risks of high oil prices once again drove bond prices down, notwithstanding their historically high real rate of return above the current, still low rate of inflation.

The Foundation Fund is intended to provide both investment risk reduction and the opportunity for capital appreciation, which together make for the foundation of an investment portfolio. Assets are allocated among fixed income, equities, and cash equivalents in varying amounts, intending to provide both opportunities for gain and risk avoidance. The fixed income portion of the portfolio is invested exclusively in United States government obligations with the goal of achieving both consistent and secure returns, as well as capital appreciation from the appropriate positioning in interest rate cycles. Stocks are bought for the Fund with the intention of achieving capital growth through the careful purchase and holding of securities believed to be undervalued, as compared with our analysis of their potential and the general level of the market. With a risk avoidance focus, the Fund's equity securities are principally held in companies with larger market capitalizations and high liquidity.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                                Foundation Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

How do you manage the asset allocation between stocks and bonds?

In the effort to achieve maximum opportunity and reduced risk, a principal approach is asset allocation--having the Fund's portfolio concentrate in the right areas at the right time. Asset allocation is not static; it reflects a constant evaluation of the economic outlook in an effort to have the Fund benefit from anticipated trends. For example, the cash reserve position, which had been held as a considerable allocation of resources prior to the stock market decline last fall, was reduced through consistent buying largely of common stocks during the sell-off. We met our goal of taking advantage of the volatility in the market and purchased many issues, which we believed were severely undervalued.


- ------------------------------------------------------------------------------
                              Portfolio Composition
- ------------------------------------------------------------------------------
                           (based on portfolio assets)

                           [PIE CHART APPEARS HERE]

Common Stock                     65.6%
Treasury Notes/Bonds             27.6%
Cash & Equivalents                5.3%
Government Agency/
Notes/Bonds                       0.7%
Convertible Preferred             0.6%
Convertible Debentures            0.2%
Corporate Notes/Bonds             0.0%

*less than one tenth of one percent.


What were some of the top-performing investments of the year?

Twenty-two of the Fund's present portfolio holdings provided returns of better than 50% during the fiscal year. The top performers were Sun Microsystems Inc., with a gain of 199.2%; followed by Nielsen Media Research, Inc., with a gain of 153.0%; Cisco Systems, Inc., with a gain of 143.4%; and Tricon Global Restaurants, Inc., with a gain of 133.2%. In addition to these issues, among the top ten performers were Microsoft Corp., up 99.5%; AirTouch Communications, Inc., up 97.5%; Time Warner, Inc., up 91.5%; QUALCOMM Financial Trust 1, 5 3/4% Convertible Preferred., up 89.9%; Home Depot, Inc., up 85.1%; and Texas Instruments, Inc., up 83.3%.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                                Foundation Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

Did corporate consolidations continue to be a theme?

Merger and acquisition offers made for underlying companies of the Fund's holdings continued to provide a significant benefit to the portfolio, demonstrating that we had purchased issues which were considered undervalued opportunities. A record number of 38 of our holdings either received or completed merger and acquisition transactions during the year, with an average gain on completed acquisitions of 78.7%. Banks and thrifts continued to be an important contributor to these gains, led by First of America Bank Corp., with a 217.7% appreciation; Crestar Financial Corp., with a 170.2% appreciation; and Beneficial Corp., with a 151.1% appreciation. Among those whose merger and acquisition transactions have not been completed, the outstanding gain is in AirTouch Communications, Inc., with a 273.4% increase since purchase in August, 1996; followed by BankBoston Corp., with a 196.0% increase since purchase in September, 1992. The range of transactions, in industry terms, was extraordinary, including electric utilities (Long Island Lighting Co., Eastern Utilities Associates, and Orange and Rockland Utilities, Inc.); telephone utilities (360 (Degrees) Communications Co., AirTouch Communications, Inc., and Frontier Corp.); insurance companies (American Bankers Insurance Group, Inc. and Nac Re Corp.); oil companies (Amoco Corp. and Mobil Corp.); real estate companies (Interstate Hotels Co., Oasis Residential, Inc., and Continental Homes Holding Corp.); and specialties such as Chrysler Corp., Pioneer Hi-Bred International, Inc.; and the brokerage firm, Interstate/Johnson Lane, Inc. In each case, our effort in selecting the investment had been focused on finding a uniquely valuable business franchise. The acquisition bids or the merger offers made for these companies confirmed our choice.

                              Top 5 Industries --
                                    Equity
                                    ------
                             (based on net assets)

Finance & Insurance                                                       11.5%
 ...............................................................................
Information Services & Technology                                          9.0%
 ...............................................................................
Healthcare Products & Services                                             7.3%
 ...............................................................................
Banks                                                                      6.5%
 ...............................................................................
Utilities-Telephone                                                        3.9%
 ...............................................................................


                                     Top 10
                                 Equity Holdings
                                 ---------------
                              (based on net assets)

Intel Corp.                                                                3.1%
 ...............................................................................
Microsoft Corp.                                                            2.1%
 ...............................................................................
General Electric Co.                                                       2.0%
 ...............................................................................
Federal National Mortgage Association                                      1.6%
 ...............................................................................
International Business Machines Corp.                                      1.3%
 ...............................................................................
Merrill Lynch & Co., Inc.                                                  1.1%
 ...............................................................................
American International Group, Inc.                                         1.1%
 ...............................................................................
Hewlett-Packard Co.                                                        1.1%
 ...............................................................................
Du Pont (E.I.) De Nemours & Co.                                            1.1%
 ...............................................................................
Sprint Corp.                                                               1.1%
 ...............................................................................

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                                Foundation Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

What significant recent acquisitions has the fund made?

The Fund was an active buyer of equities during the period of stock market weakness subsequent to the Russian default in August last year. With financial institutions being especially hard hit, they were given particular weight in our purchasing decisions, although the range of purchasing of issues was quite wide. Most notable were the gains on holdings purchased from the beginning of September to the end of October. These were led by a 107.9% gain in the shares of Costco Companies Inc.; 101.2% gain in the shares of Lowe's Companies, Inc.; 90.8% gain in the shares of Home Depot, Inc.; 88.2% gain in the shares of Frontier Corp.; and 70.9% gain in the shares of Southwest Airlines Co. The largest single equity purchase made during this period was in shares of American Express Co., which appreciated 48.6% to the end of the fiscal year, and as of April 14, has over a 70% gain. Other sizable purchases included shares of Citigroup, Inc., which gained 62.6% by March 31; American International Group, Inc., up 54.5%; and Household International, Inc., up 60.1%. This was a period of exceptional activity for the Fund, with 46 equity issues either initiated or increased during this period; and with many of these stocks being bought on a scale-down as prices declined sharply. We acted quickly when we saw the market over-emphasizing the negative and ignoring significant growth potentials. We were able to exercise our long-term investment strategy of trying to buy the best long-range growth opportunities on an undervalued basis.

In the fixed income side of the portfolio, we also took advantage of market uncertainties which emphasized shorter-term negatives rather than fundamentals. Thus, in June, during a period of Treasury bond market weakness, we purchased $90 million of 28-year U.S. Treasury bonds on a yield of just under 6%. Again, in March of 1999, we added significantly to our position in U.S. Treasury bonds, 7 1/4% due 2022, at a yield of almost 6%. In contrast, when we thought interest rates had fallen below an appropriate level in October, we sold U.S. Treasury, 6% due 2026, on a yield basis of 5.06%, realizing a 17.3% gain from purchase one year before. These transactions reflect our commitment to a strategy of active bond management, utilizing exclusively U.S. Government & Agency securities with the aim of achieving capital appreciation, as well as yield and protection of principal.

A similar policy of active management has been followed with equities where we want to take advantage of volatility. Illustratively, the Fund purchased 20,000 shares of Home Depot, Inc. (adding to our position) on October 8, 1998, and a portion of the total position (including this purchase) was sold January 27, 1999, with a gain of 150.6%. A similar strategy was followed with regard to a position in Household International, Inc., where a block of shares was sold in July, with a 161.3% gain to the portfolio, and repurchased more than 30% lower in October. Merger and acquisition gains also provided a substantial flow of cash to permit new purchases, with the largest being from the cash acquisition of Mercantile Stores Co., Inc. by Dillard's, Inc., which had provided a 74.4% gain over an almost four-year holding period. Similarly, shares of Wachovia Corp. were sold, with a 156.1% gain, as a result of that bank's purchase of our holding, Central Fidelity Banks, Inc.


                               Top 4 Industries --
                                      Bonds
                                      -----
                              (based on net assets)

U.S. Treasury Obligations                                                 27.6%
 ...............................................................................
Government Agency Obligations                                              0.7%
 ...............................................................................
Finance & Insurance                                                        0.0%*
 ...............................................................................
Chemical & Agricultural Products                                           0.0%*
 ...............................................................................
*less than one tenth of one percent.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                                Foundation Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

                                  Top 5 Bond
                                   Holdings
                                   --------
                             (based on net assets)

U.S. Treasury Bonds 6.00% 2/15/2026                                         6.8%
 ...............................................................................
U.S. Treasury Bonds 6.25% 8/15/2023                                         6.4%
 ...............................................................................
U.S. Treasury Bonds 7.125% 2/15/2023                                        4.6%
 ...............................................................................
U.S. Treasury Bonds 8.125% 8/15/2019                                        2.0%
 ...............................................................................
U.S. Treasury Bonds 7.25% 5/15/2016                                         1.8%
 ...............................................................................


What is your outlook?

As observed in last year's annual report, we stated: "At the beginning of the new fiscal year, the Fund is positioned for an outlook of sustained growth in the United States, with still minimal inflation." This remains the case. This is an extraordinary period in American economic history, where sizable growth is being achieved with minimal inflation. Three major factors seem to be at work: the evidence of a sustained rise in productivity in major sectors of our economy; the declines in economic activity and slowing trends in other major trading countries, leading to continual price pressure for commodities and broadly available manufactured goods; and a growing availability of financial liquidity as the United States expands, Europe improves the flow of funds with the new Eurocurrency, and Asia slowly begins its recovery. We expect a continuing environment supporting a strong bond market, particularly as the real interest rate remains at historically high levels, and the perception remains that the U.S. Federal Reserve will be watchful over the need to act in a restricted fashion if the economy accelerates too rapidly, or prices suggest new inflation. Once again, we anticipate that equity markets will find support from increased savings. The goal of our investment management will again be to concentrate on the search for investments in corporations with exceptional profits growth, purchased with reasonable valuation. Bond selections will focus on prudent positioning in U.S. Government securities, based on constantly revalued economic expectations.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                         Tax Strategic Foundation Fund
- ------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999


The stock portfolio's performance was not strong enough to sustain the Fund's historical returns, largely because its sizable interest-sensitive components were severely depressed during the fall and did not fully recover by fiscal year-end.


                                   Portfolio
                                  Management



[PHOTO OF STEPHEN A. LIEBER                      [PHOTO OF JAMES T. COLBY, III
       APPEARS HERE]                                     APPEARS HERE]
    Stephen A. Lieber                                 James T. Colby III
  Tenure: November 1993                             Tenure: November 1993


- ------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
- ------------------------------------------------------------------------------

  [STYLE BOX     Morningstar's Style Box is based on a portfolio date as of
 APPEARS HERE]   3/31/99.

                 The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

  [STYLE BOX     The Fixed-Income Style Box placement is based on a fund's
 APPEARS HERE]   average effective maturity or duration and the average credit rating of the bond portfolio.

                 /1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loans and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A, B and C are .25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

- ------------------------------------------------------------------------------
                           Performance and Returns/2/
- ------------------------------------------------------------------------------
                                     Class A  Class B  Class C   Class Y
Portfolio Inception Date 11/2/93
 ...............................................................................
Class Inception Date                 1/17/95   1/6/95   3/3/95   11/2/93
 ...............................................................................
Average Annual Returns*
 ...............................................................................
1 year with sales charge              -3.70%   -4.53%   -0.58%   N/A
 ...............................................................................
1 year w/o sales charge                1.12%    0.41%    0.41%     1.38%
 ...............................................................................
3 years                               11.52%   11.75%   12.50%    13.67%
 ...............................................................................
5 years                               13.44%   13.67%   13.89%    14.85%
 ...............................................................................
Since Portfolio Inception             12.57%   12.88%   12.97%    13.85%
 ...............................................................................
Maximum Sales Charge                   4.75%    5.00%    1.00%   N/A
                                    Front End    CDSC     CDSC
 ...............................................................................
30-day SEC Yield                       1.89%    1.23%    1.23%     2.23%
 ...............................................................................
12-month dividends
per share                             $0.34    $0.23    $0.23     $0.38
 ...............................................................................
12-month capital gain distributions
per share                             $0.03    $0.03    $0.03     $0.03
 ...............................................................................
*Adjusted for maximum sales charge.


- ------------------------------------------------------------------------------
                                LONG TERM GROWTH
- ------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

Comparison of a $10,000 investment in Evergreen Tax Strategic Foundation Fund, Class A shares,/2/ versus a similar investment in the S&P 500 Index, the Lehman Brothers Municipal Bond Index (LBMBI), and the Consumer Price Index (CPI).



The S&P 500 Index and the Lehman Brothers Municipal Bond Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                         Tax Strategic Foundation Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

How did the Fund perform during the fiscal year?

The Fund's performance, while positive -- up 1.38% during the fiscal year -- marked its first adverse year since inception and compares to a return of 24.7% for the prior fiscal year, and a compound annualized return of 13.9% since inception on November 2, 1993. For the first time since 1994, the Fund's equity portfolio had a negative return, which was offset by a positive return on the fixed income portfolio. These returns are for the original Class Y shares, while Class A shares provided 1.12%, and Class B and C shares both provided 0.41%, unadjusted for any sales charges.


                                  Portfolio
                                Characteristics
                                ---------------


Total Net Assets                                                   $394,983,297
 ...............................................................................
Number of Holdings                                                          250
 ...............................................................................
Beta                                                                       0.45
 ...............................................................................
P/E Ratio                                                                 16.9x
 ...............................................................................


The Evergreen Tax Strategic Foundation Fund has a very distinct objective and strategy. How do you describe it?

The Fund is an outgrowth of the Evergreen Foundation Fund. We came to realize that many investors in the Foundation Fund were tax-averse, and yet were in a Fund which was producing sizable taxable income and taxable gains. We decided we could meet the needs of these investors by developing a Fund that would seek to produce the combination of defensive and growth characteristics of the Evergreen Foundation Fund in a tax-efficient manner; using tax-exempt bonds and equities in the tax-efficient portfolio strategy. Up until the Tax Strategic Foundation Fund's founding in 1993, there were no balanced funds using tax-exempt bonds, and there were virtually no equity funds with a tax-efficient management strategy.

We developed this Fund with the goal of providing tax-exempt income and aiming for long-term capital appreciation, while managing the portfolio to reduce current taxable income and capital gains. We use a variety of selection techniques, especially including investment in companies whose policy is to use retained earnings to buy back stock in preference to paying out taxable dividends.

The overall stock selection criteria are similar to those of the Foundation Fund
- -- the search for growth opportunities, which are comparatively undervalued.

In the Fund's fixed income portion, we emphasize the highest quality bonds, aiming to avoid credit risk and to focus on achieving the best combination of income and capital appreciation by correct positioning within the interest rate cycles. The entire fixed income portion of the portfolio is of the highest grade, either insured or AAA rated. During the fiscal year, the Fund's fixed income portion had a return of 6.3%.

We also manage the Fund with a strategy aimed at minimizing taxable income through appropriate transactions. For example, in 1994, when there were substantial losses in the bond market, and substantial gains by the Fund in the stock market, we followed a policy of realizing bond losses and repurchasing different issues or maturities of the same quality to offset the gains the Fund earned in the stock market.

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                         Tax Strategic Foundation Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

- ------------------------------------------------------------------------------
                             Portfolio Composition
- ------------------------------------------------------------------------------
                           (based on portfolio assets)
                           ---------------------------

                           [PIE CHART APPEARS HERE]

Municipal Bonds       53.6%
Common Stock          45.9%
Cash & Equivalents     0.5%

What contributed to the less than typical performance during the past fiscal year?


The stock portfolio's performance was not strong enough to sustain the Fund's historical returns, largely because its sizable interest-sensitive components were severely depressed during the fall and did not fully recover by fiscal year-end. With over 20% of the portfolio in interest-sensitive sectors, this negative impact was not overcome, particularly as long-term bond rates rose to almost 6% at the end of the quarter. The tax-exempt bond portfolio, in contrast, outperformed the Lipper Insured Municipal Bond Index by nearly 100 basis points.

Notwithstanding the negative pressures on the sizable portion of the portfolio, the Fund had many examples of excellent investment results offsetting the negatives and, in our opinion, setting the stage for further gains. In contrast with the previous year where eight of the top fifteen performers were involved in financial services, only one of this year's top performers was in that industry. The top fifteen had gains of 34% or more: led by Sun Microsystems, Inc., whose shares rose 199.2%; International Business Machines Corp., up 75.7%; Sonic Automotive, Inc., up 73.3%; Lowe's Companies, Inc., up 72.4%; BP Amoco P.L.C., up 72.3%; Gucci Group N.V., up 69.6%; Frontier Corp., up 68.2%; Intel Corp., up 50.8%; Sprint Corp. (PCS Group), up 47.4%; American International Group, Inc., up 44.9%; Medtronic, Inc., up 44.4%; General Electric Co., up 41.5%; AMP, Inc., up 36.7%; American Home Products Corp., up 36.6%; and Perkin-Elmer Corp., up 34.1%. These gains demonstrated the diversity of the portfolio, its focus on growth opportunities, and the development of special situations.


                              Top 5 Industries --
                                    Equity
                                    ------
                              (based on net assets)

Finance & Insurance                                                       10.7%
 ...............................................................................
Banks                                                                      7.8%
 ...............................................................................
Healthcare Products & Services                                             4.3%
 ...............................................................................
Information Services & Technology                                          3.4%
 ...............................................................................
Retailing & Wholesale                                                      2.6%
 ...............................................................................

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                         Tax Strategic Foundation Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview


Did mergers and acquisitions again contribute to the Fund's strong performance?

The Fund benefited from 17 merger and acquisition transactions involving portfolio securities. The average return to date on the 17 transactions completed and pending was 73.2%. The largest single percentage increase was in the Fund's holding of BankBoston Corp., which had been bought in November, 1993, at $13.68 per share, and which has received an acquisition bid from Fleet Financial Group, Inc. The gain on this holding through March 31, 1999 is 216.8%. The second largest gain was from the completion of the transaction of First of America Bank Corp., with its merger into National City Corp., yielding a 224.9% gain since purchase in July, 1995. The financials in the group of companies acquired included: Beverly Bancorporation, Inc., Crestar Financial Corp., Interstate/Johnson Lane, Inc., Nac Re Corp., and American Bankers Insurance Group, Inc. Only one merger and acquisition transaction will have a negative result for the Fund, with a projected loss of 19.1% for St. John Knits, Inc., which has had a buyout offer from its management. The mergers and acquisitions with the largest financial impact for the Fund are AMP, Inc. by Tyco International Ltd., and Frontier Corp. proposed by Global Crossing Ltd. We purchased both of these holdings as strong undervalued business franchises, and each was subsequently sought after by higher-growth-rate, acquisition-oriented companies.


                                    Top 10
                                Equity Holdings
                                ---------------
                              (based on net assets)

Merrill Lynch & Co., Inc.                                                 1.5%
 ...............................................................................
Perkin Elmer Corp.                                                        1.3%
 ...............................................................................
Citigroup, Inc.                                                           1.1%
 ...............................................................................
International Business Machines Corp.                                     1.1%
 ...............................................................................
Frontier Corp.                                                            1.1%
 ...............................................................................
Paine Webber Group, Inc.                                                  1.1%
 ...............................................................................
Lehman Brothers Holding, Inc.                                             1.0%
 ...............................................................................
Intel Corp.                                                               1.0%
 ...............................................................................
Suntrust Banks, Inc.                                                      0.9%
 ...............................................................................
Legg Mason, Inc.                                                          0.9%
 ...............................................................................


What significant recent purchases has the Fund made?


Throughout the fiscal year, the focus of the Fund in its equity purchases has been the search for undervalued growth opportunities, with minimal or no taxable income. The outstanding purchases during the period were those which provided increases of 50% or more during the fiscal year. They were: AFLAC, Inc., up 103.0%; Park Electrochemical Corp., up 94.1%; Frontier Corp., up 102.1%; Chase Manhattan Corp., up 70.1%; Merrill Lynch & Co., Inc., up 71.4%; and BankAmerica Corp., up 56.4%. While several of these holdings were purchased earlier in the fiscal year, most of the major gains from new purchases were among issues bought during the stock market weakness in the fall. We viewed the decline, which was led by apprehensions over the health of financial institutions, as an important opportunity to buy outstanding issues in this field notwithstanding our overall sizable positions. Thus, new positions were accumulated in shares of major financial institutions, which have already enjoyed sizable increases from their highly depressed fall levels, led by Chase Manhattan Corp., which rose 70.1% through March 31, 1999, and had doubled from the late

- ------------------------------------------------------------------------------
                               E V E R G R E E N
                         Tax Strategic Foundation Fund
- ------------------------------------------------------------------------------
                          Portfolio Manager Interview

September purchases through April 14, 1999. Issues purchased during the fall sell-off which have already received merger and acquisition offers are Atlantic Richfield Co. and American Bankers Insurance Group, Inc. Additional purchases during the year were in the shares of MGIC Investment Corp., Newell Rubbermaid Inc., and International Business Machines Corp.


                              Top 5 Industries --
                                     Bonds
                                     -----
                              (based on net assets)

Housing                                                                   8.4%
 ...............................................................................
Water & Sewer                                                             7.0%
 ...............................................................................
General Obligations-Local Government                                      5.6%
 ...............................................................................
Higher Education                                                          5.2%
 ...............................................................................
Hospital                                                                  5.1%
 ...............................................................................



                                  Top 5 Bond
                                   Holdings
                                   --------
                             (based on net assets)

District of Columbia Arpt. Auth. RB 5.50%
10/1/2002                                                                 1.4%
 ...............................................................................
Chicago, IL Skyway Toll Bridge 5.50%
1/1/2023                                                                  1.4%
 ...............................................................................
Clark Cnty., NV 6.00% 7/1/2022                                            1.4%
 ...............................................................................
New York St. Urban Dev. Corp. 5.50%
7/1/2016                                                                  1.3%
 ...............................................................................
Jefferson Cnty., AL Swr. RB 5.38% 2/1/2036                                1.3%
 ...............................................................................


What is your outlook?

As observed in last year's annual report, we stated: "At the beginning of the new fiscal year, the Fund is positioned for an outlook of sustained growth in the United States, with still minimal inflation." This remains the case in 1999. This is an extraordinary period in American economic history, where sizable growth is being achieved with minimal inflation. Three major factors seem to be at work: the evidence of a sustained rise in productivity in major sectors of our economy; the declines in economic activity and slowing trends in other major trading countries, leading to continual price pressure for commodities and broadly available manufactured goods; and a growing availability of financial liquidity as the United States expands, Europe improves the flow of funds with the new Eurocurrency, and Asia slowly begins its recovery. We expect a continuing environment supporting a strong bond market, particularly as the real interest rate remains at historically high levels, and the perception remains that the U.S. Federal Reserve will be watchful over the need to act in a restricted fashion if the economy accelerates too rapidly, or prices suggest new inflation. Once again, we anticipate that equity markets will find support from increased savings. The goal of our investment management will again be to concentrate on the search for investments in corporations with exceptional profits growth, purchased with reasonable valuation. Bond selections will focus on prudent positioning in highest quality tax-exempt bonds, based on constantly revalued economic expectations.

           [LOGO OF EVERGREEN AMERICAN RETIREMENT FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                Year Ended
                                 Year Ended March 31,          December 31,
                               ---------------------------   -----------------
                                1999      1998    1997 (b)    1996    1995 (a)
CLASS A SHARES
Net asset value, beginning of
 period                        $ 16.70   $ 13.74  $ 13.86    $ 12.82   $10.65
                               -------   -------  -------    -------   ------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income             0.53      0.49     0.11       0.45     0.41
 .........................................................................
Net realized and unrealized
 gains or losses on
 securities and foreign
 currency related
 transactions                    (1.79)     3.29    (0.12)      1.12     2.22
                               -------   -------  -------    -------   ------
Total from investment
 operations                      (1.26)     3.78    (0.01)      1.57     2.63
                               -------   -------  -------    -------   ------
 .........................................................................
 .........................................................................
Less distributions to
 shareholders from
Net realized gains               (0.13)    (0.34)       0      (0.11)       0
                               -------   -------  -------    -------   ------
 .........................................................................
Net investment income            (0.55)    (0.48)   (0.11)     (0.42)   (0.46)
 .........................................................................
Total distributions to
 shareholders                    (0.68)    (0.82)   (0.11)     (0.53)   (0.46)
                               -------   -------  -------    -------   ------
 .........................................................................
Net asset value, end of
 period                        $ 14.76   $ 16.70  $ 13.74    $ 13.86   $12.82
                               -------   -------  -------    -------   ------
 .........................................................................
 .........................................................................
Total return*                    (7.63%)   28.02%   (0.10%)    12.50%   24.90%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period
 (thousands)                   $25,451   $29,005  $14,590    $11,116   $1,335
 .........................................................................
Ratios to average net assets
 Expenses                         1.31%     1.40%    1.37%+     1.30%    1.37%+
 .........................................................................
 Net investment income            3.37%     3.21%    3.43%+     3.53%    3.73%+
 .........................................................................
Portfolio turnover rate             56%       34%       9%        16%      49%
 .........................................................................

                                                                Year Ended
                                Year Ended March 31,           December 31,
                             -----------------------------   -----------------
                               1999       1998    1997 (b)    1996    1995 (a)
CLASS B SHARES
Net asset value, beginning
 of period                   $  16.61   $  13.67  $ 13.80    $ 12.80   $10.65
                             --------   --------  -------    -------   ------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income            0.41       0.38     0.09       0.36     0.35
 .........................................................................
Net realized and unrealized
 gains or losses on
 securities and foreign
 currency related
 transactions                   (1.78)      3.26    (0.13)      1.09     2.20
                             --------   --------  -------    -------   ------
Total from investment
 operations                     (1.37)      3.64    (0.04)      1.45     2.55
                             --------   --------  -------    -------   ------
 .........................................................................
 .........................................................................
Less distributions to
 shareholders from
Net realized gains              (0.13)     (0.34)       0      (0.11)       0
                             --------   --------  -------    -------   ------
 .........................................................................
Net investment income           (0.42)     (0.36)   (0.09)     (0.34)   (0.40)
 .........................................................................
Total distributions to
 shareholders                   (0.55)     (0.70)   (0.09)     (0.45)   (0.40)
                             --------   --------  -------    -------   ------
 .........................................................................
Net asset value, end of
 period                      $  14.69   $  16.61  $ 13.67    $ 13.80   $12.80
                             --------   --------  -------    -------   ------
 .........................................................................
 .........................................................................
Total return*                   (8.29%)    27.06%   (0.30%)    11.50%   24.10%
 .........................................................................
Ratios and supplemental
 data
 .........................................................................
Net assets, end of period
 (thousands)                 $146,946   $158,252  $76,791    $57,622   $4,839
 .........................................................................
Ratios to average net
 assets
 Expenses                        2.06%      2.15%    2.11%+     2.06%    2.12%+
 .........................................................................
 Net investment income           2.63%      2.46%    2.68%+     2.79%    2.97%+
 .........................................................................
Portfolio turnover rate            56%        34%       9%        16%      49%
 .........................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the three-month period ended March 31, 1997. The Fund changed its fis-cal year end from December 31 to March 31, effective March 31, 1997.
 *  Excluding sales charges.
 +  Annualized.

                  See Combined Notes to Financial Statements.

           [LOGO OF EVERGREEN AMERICAN RETIREMENT FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                Year Ended
                                    Year Ended March 31,       December 31,
                                   -------------------------  ----------------
                                    1999     1998   1997 (b)   1996   1995 (a)
CLASS C SHARES
Net asset value, beginning of
 period                            $16.65   $13.70   $13.83   $12.81   $10.65
                                   ------   ------   ------   ------   ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                0.43     0.38     0.09     0.36     0.36
 .........................................................................
Net realized and unrealized gains
 or losses on securities and
 foreign currency related
 transactions                       (1.81)    3.27    (0.13)    1.11     2.19
                                   ------   ------   ------   ------   ------
 .........................................................................
Total from investment operations    (1.38)    3.65    (0.04)    1.47     2.55
                                   ------   ------   ------   ------   ------
 .........................................................................
Less distributions to
 shareholders from
 .........................................................................
Net investment income               (0.42)   (0.36)   (0.09)   (0.34)   (0.39)
Net realized gains                  (0.13)   (0.34)       0    (0.11)       0
                                   ------   ------   ------   ------   ------
 .........................................................................
Total distributions to
 shareholders                       (0.55)   (0.70)   (0.09)   (0.45)   (0.39)
                                   ------   ------   ------   ------   ------
 .........................................................................
Net asset value, end of period     $14.72   $16.65   $13.70   $13.83   $12.81
                                   ------   ------   ------   ------   ------
 .........................................................................
 .........................................................................
Total return*                       (8.34%)  27.08%   (0.30%)  11.60%   24.00%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period
 (thousands)                       $1,860   $2,777   $1,769   $1,487   $  110
 .........................................................................
Ratios to average net assets
 Expenses                            2.06%    2.15%    2.12%+   2.05%    2.10%+
 .........................................................................
 Net investment income               2.59%    2.46%    2.65%+   2.80%    2.96%+
 .........................................................................
Portfolio turnover rate                56%      34%       9%      16%      49%
 .........................................................................

                           Year Ended March 31,        Year Ended December 31,
                         ---------------------------   -------------------------
                          1999      1998    1997 (b)    1996     1995     1994
CLASS Y SHARES
Net asset value,
 beginning of period     $ 16.70   $ 13.74  $ 13.86    $ 12.83  $ 10.67  $ 11.60
                         -------   -------  -------    -------  -------  -------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income       0.61      0.55     0.14       0.48     0.47     0.60
 .........................................................................
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions      (1.83)     3.27    (0.14)      1.10     2.16   (0.93)
                         -------   -------  -------    -------  -------  -------
Total from investment
 operations                (1.22)     3.82     0.00       1.58     2.63   (0.33)
                         -------   -------  -------    -------  -------  -------
 .........................................................................
 .........................................................................
Less distributions to
 shareholders from
Net realized gains         (0.13)    (0.34)       0      (0.11)       0        0
                         -------   -------  -------    -------  -------  -------
 .........................................................................
Net investment income      (0.59)    (0.52)   (0.12)     (0.44)   (0.47)  (0.60)
 .........................................................................
Total distributions to
 shareholders              (0.72)    (0.86)   (0.12)     (0.55)   (0.47)  (0.60)
                         -------   -------  -------    -------  -------  -------
 .........................................................................
Net asset value, end of
 period                  $ 14.76   $ 16.70  $ 13.74    $ 13.86  $ 12.83  $ 10.67
                         -------   -------  -------    -------  -------  -------
 .........................................................................
 .........................................................................
Total return               (7.38%)   28.34%    0.00%     12.60%   25.10% (2.90%)
 .........................................................................
Ratios and supplemental
 data
 .........................................................................
Net assets, end of
 period (thousands)      $30,503   $43,786  $37,237    $41,243  $39,327  $37,176
 .........................................................................
Ratios to average net
 assets
 Expenses                   1.06%     1.14%    1.11%+     1.05%    1.26%   1.28%
 .........................................................................
 Net investment income      3.59%     3.45%    3.56%+     3.65%    3.96%   5.40%
 .........................................................................
Portfolio turnover rate       56%       34%       9%        16%      49%    136%
 .........................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the three-month period ended March 31, 1997. The Fund changed its fis-cal year end from December 31 to March 31, effective March 31, 1997.
 *  Excluding sales charges.
 +  Annualized.

                  See Combined Notes to Financial Statements.

                 [LOGO OF EVERGREEN BALANCED FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                 Year Ended
                                                                 March 31,
                                                              -----------------
                                                               1999   1998 #(a)
CLASS A SHARES
Net asset value, beginning of period                          $12.87   $12.36
                                                              ------   ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                                           0.37     0.08
 .........................................................................
Net realized and unrealized gains or losses on securities,
 futures contracts and foreign currency related transactions    0.48     0.81
                                                              ------   ------
 .........................................................................
Total from investment operations                                0.85     0.89
                                                              ------   ------
 .........................................................................
Less distributions to shareholders from
 .........................................................................
Net investment income                                          (0.41)   (0.12)
 .........................................................................
Net realized gains                                             (2.03)   (0.26)
                                                              ------   ------
 .........................................................................
Total distributions to shareholders                            (2.44)   (0.38)
                                                              ------   ------
 .........................................................................
Net asset value, end of period                                $11.28   $12.87
                                                              ------   ------
 .........................................................................
Total return*                                                   7.52%    7.38%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period (millions)                          $1,241   $1,277
 .........................................................................
Ratios to average net assets
 Expenses                                                       0.96%    0.99%+
 .........................................................................
 Net investment income                                          2.97%    3.25%+
 .........................................................................
Portfolio turnover rate                                          102%      76%
 .........................................................................

                         Year Ended March 31,           Year Ended June 30,
                         ------------------------   ------------------------------
                           1999       1998 #(b)      1997    1996    1995    1994
CLASS B SHARES
Net asset value
 beginning of period     $    12.88   $    12.95    $11.33  $10.09  $ 9.26  $10.10
                         ----------   ----------    ------  ------  ------  ------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income          0.28         0.26      0.30    0.29    0.31    0.28
 .........................................................................
Net realized and
 unrealized gains or
 losses on securities,
 futures contracts and
 foreign currency
 related transactions          0.48         1.53      2.07    1.42    0.96   (0.37)
                         ----------   ----------    ------  ------  ------  ------
Total from investment
 operations                    0.76         1.79      2.37    1.71    1.27   (0.09)
                         ----------   ----------    ------  ------  ------  ------
 .........................................................................
 .........................................................................
Less distributions to
 shareholders from
Tax basis return of
 capital                          0            0         0       0       0   (0.02)
                         ----------   ----------    ------  ------  ------  ------
 .........................................................................
Net investment income         (0.32)       (0.27)    (0.30)  (0.27)  (0.33)  (0.35)
 .........................................................................
Net realized gains            (2.03)       (1.59)    (0.45)  (0.20)  (0.11)  (0.38)
Total distributions to
 shareholders                 (2.35)       (1.86)    (0.75)  (0.47)  (0.44)  (0.75)
                         ----------   ----------    ------  ------  ------  ------
 .........................................................................
Net asset value, end of
 period                  $    11.29   $    12.88    $12.95  $11.33  $10.09  $ 9.26
                         ----------   ----------    ------  ------  ------  ------
 .........................................................................
 .........................................................................
 .........................................................................
Total return*                  6.71%       14.89%    21.95%  17.35%  14.20%  (1.16%)
 .........................................................................
Ratios and supplemental
 data
 .........................................................................
Net assets, end of
 period (millions)       $      434   $      580    $1,625  $1,481  $1,345  $1,390
 .........................................................................
Ratios to average net
 assets:
 Expenses                      1.71%        1.35%+    1.70%   1.72%   1.77%   1.71%
 .........................................................................
 Net investment income         2.23%        2.66%+    2.50%   2.71%   3.33%   2.81%
 .........................................................................
Portfolio turnover rate         102%          76%       89%     96%     88%     88%
 .........................................................................

(a) For the period from January 20, 1998 (commencement of class operations) to March 31, 1998.
(b) For the nine-month period ended March 31, 1998. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 1998.
 *  Excluding sales charges.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

                 [LOGO OF EVERGREEN BALANCED FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                    Year Ended March 31,
                                             ----------------------------------
                                                  1999           1998 #(a)
CLASS C SHARES
Net asset value, beginning of period             $12.88           $12.43
                                                 ------           ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                              0.26             0.05
 .........................................................................
Net realized and unrealized gains or losses
 on securities, futures contracts and
 foreign currency related transactions             0.51             0.75
                                                 ------           ------
 .........................................................................
Total from investment operations                   0.77             0.80
                                                 ------           ------
 .........................................................................
Less distributions to shareholders from
 .........................................................................
Net investment income                             (0.32)           (0.09)
 .........................................................................
Net realized gains                                (2.03)           (0.26)
                                                 ------           ------
 .........................................................................
Total distributions to shareholders               (2.35)           (0.35)
                                                 ------           ------
 .........................................................................
Net asset value, end of period                   $11.30           $12.88
                                                 ------           ------
 .........................................................................
Total return*                                      6.79%            6.58%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period (millions)             $    2           $    1
 .........................................................................
Ratios to average net assets:
 Expenses                                          1.71%            1.76%+
 .........................................................................
 Net investment income                             2.21%            2.41%+
 .........................................................................
Portfolio turnover rate                             102%              76%
 .........................................................................
                                               Year Ended      Period Ended
                                             March 31, 1999 March 31, 1998 #(b)
CLASS Y SHARES
Net asset value, beginning of period             $12.86           $12.01
                                                 ------           ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                              0.39             0.08
 .........................................................................
Net realized and unrealized gains or losses
 on securities, futures contracts and
 foreign currency related transactions             0.49             0.86
                                                 ------           ------
 .........................................................................
Total from investment operations                   0.88             0.94
                                                 ------           ------
 .........................................................................
Less distributions to shareholders from
 .........................................................................
Net investment income                             (0.44)           (0.09)
 .........................................................................
Net realized gains                                (2.03)               0
                                                 ------           ------
 .........................................................................
Total distributions to shareholders               (2.47)           (0.09)
                                                 ------           ------
 .........................................................................
Net asset value, end of period                   $11.27           $12.86
                                                 ------           ------
 .........................................................................
Total return                                       7.79%            7.79%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period (millions)             $   34           $   39
 .........................................................................
Ratios to average net assets
 Expenses                                          0.71%            0.75%+
 .........................................................................
 Net investment income                             3.22%            3.47%+
 .........................................................................
Portfolio turnover rate                             102%              76%
 .........................................................................

(a) For the period from January 22, 1998 (commencement of class operations) to March 31, 1998.
(b) For the period from January 26, 1998 (commencement of class operations) to March 31, 1998.
 +  Excluding sales charges.
 *  Annualized.
 # Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

                [LOGO OF EVERGREEN FOUNDATION FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                Year Ended
                                     Year Ended March 31,      December 31,
                                    ------------------------  ----------------
                                     1999   1998 #  1997 (b)   1996   1995 (a)
CLASS A SHARES
Net asset value, beginning of
 period                             $20.44  $16.00   $16.13   $15.12   $12.24
                                    ------  ------   ------   ------   ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                 0.44    0.44     0.12     0.50     0.44
 .........................................................................
Net realized and unrealized gains
 or losses on securities and
 foreign currency related
 transactions                         0.68    4.87    (0.13)    1.16     3.14
                                    ------  ------   ------   ------   ------
 .........................................................................
Total from investment operations      1.12    5.31    (0.01)    1.66     3.58
                                    ------  ------   ------   ------   ------
 .........................................................................
Less distributions to shareholders
 from
 .........................................................................
Net investment income                (0.43)  (0.44)   (0.12)   (0.50)   (0.47)
Net realized gains                   (0.15)  (0.43)       0    (0.15)   (0.23)
                                    ------  ------   ------   ------   ------
 .........................................................................
Total distributions to
 shareholders                        (0.58)  (0.87)   (0.12)   (0.65)   (0.70)
                                    ------  ------   ------   ------   ------
 .........................................................................
Net asset value, end of period      $20.98  $20.44   $16.00   $16.13   $15.12
                                    ------  ------   ------   ------   ------
 .........................................................................
 .........................................................................
Total return*                         5.58%  33.88%   (0.20%)  11.30%   29.70%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period
 (millions)                         $  380  $  350   $  220   $  206   $  107
 .........................................................................
Ratios to average net assets
 Expenses                             1.26%   1.28%    1.25%+   1.24%    1.33%+
 .........................................................................
 Net investment income                2.18%   2.39%    2.83%+   3.39%    3.73%+
 .........................................................................
Portfolio turnover rate                 10%      9%       2%      10%      28%
 .........................................................................

                                                                Year Ended
                                     Year Ended March 31,      December 31,
                                    ------------------------  ----------------
                                     1999   1998 #  1997 (b)   1996   1995 (a)
CLASS B SHARES
Net asset value, beginning of
 period                             $20.34  $15.94   $16.07   $15.07   $12.24
                                    ------  ------   ------   ------   ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                 0.29    0.30     0.09     0.40     0.36
 .........................................................................
Net realized and unrealized gains
 or losses on securities and
 foreign currency related
 transactions                         0.67    4.84    (0.13)    1.15     3.09
                                    ------  ------   ------   ------   ------
 .........................................................................
Total from investment operations      0.96    5.14    (0.04)    1.55     3.45
                                    ------  ------   ------   ------   ------
 .........................................................................
Less distributions to shareholders
 from
 .........................................................................
Net investment income                (0.27)  (0.31)   (0.09)   (0.40)   (0.39)
Net realized gains                   (0.15)  (0.43)       0    (0.15)   (0.23)
                                    ------  ------   ------   ------   ------
 .........................................................................
Total distributions to
 shareholders                        (0.42)  (0.74)   (0.09)   (0.55)   (0.62)
                                    ------  ------   ------   ------   ------
 .........................................................................
Net asset value, end of period      $20.88  $20.34   $15.94   $16.07   $15.07
                                    ------  ------   ------   ------   ------
 .........................................................................
 .........................................................................
Total return*                         4.81%  32.81%   (0.30%)  10.50%   28.70%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period
 (millions)                         $1,432  $1,124   $  606   $  570   $  296
 .........................................................................
Ratios to average net assets
 Expenses                             2.01%   2.04%    2.00%+   1.99%    2.07%+
 .........................................................................
 Net investment income                1.43%   1.63%    2.07%+   2.64%    2.99%+
 .........................................................................
Portfolio turnover rate                 10%      9%       2%      10%      28%
 .........................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the three-month period ended March 31, 1997. The Fund changed its fis-cal year end from December 31 to March 31, effective March 31, 1997.
 *  Excluding sales charges.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

                [LOGO OF EVERGREEN FOUNDATION FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                Year Ended
                                     Year Ended March 31,      December 31,
                                    ------------------------  ----------------
                                     1999   1998 #  1997 (b)   1996   1995 (a)
CLASS C SHARES
Net asset value, beginning of
 period                             $20.34  $15.94   $16.06   $15.07   $12.24
                                    ------  ------   ------   ------   ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                 0.29    0.30     0.09     0.40     0.34
 .........................................................................
Net realized and unrealized gains
 or losses on securities and
 foreign currency related
 transactions                         0.66    4.84    (0.13)    1.14     3.09
                                    ------  ------   ------   ------   ------
 .........................................................................
Total from investment operations      0.95    5.14    (0.04)    1.54     3.43
                                    ------  ------   ------   ------   ------
 .........................................................................
Less distributions to shareholders
 from
 .........................................................................
Net investment income                (0.27)  (0.31)   (0.08)   (0.40)   (0.37)
Net realized gains                   (0.15)  (0.43)       0    (0.15)   (0.23)
                                    ------  ------   ------   ------   ------
 .........................................................................
Total distributions to
 shareholders                        (0.42)  (0.74)   (0.08)   (0.55)   (0.60)
                                    ------  ------   ------   ------   ------
 .........................................................................
Net asset value, end of period      $20.87  $20.34   $15.94   $16.06   $15.07
                                    ------  ------   ------   ------   ------
 .........................................................................
 .........................................................................
Total return*                         4.76%  32.81%   (0.30%)  10.40%   28.50%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period
 (millions)                         $   68  $   50   $   28   $   27   $   11
 .........................................................................
Ratios to average net assets
 Expenses                             2.01%   2.04%    2.00%+   1.99%    2.23%+
 .........................................................................
 Net investment income                1.43%   1.63%    2.07%+   2.64%    2.83%+
 .........................................................................
Portfolio turnover rate                 10%      9%       2%      10%      28%
 .........................................................................

                                                       Year Ended December
                              Year Ended March 31,             31,
                             ------------------------  ----------------------
                              1999   1998 #  1997 (b)   1996    1995    1994
CLASS Y SHARES
Net asset value, beginning
 of period                   $20.45  $16.02   $16.14   $15.13  $12.27  $13.12
                             ------  ------   ------   ------  ------  ------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income          0.49    0.49     0.13     0.54    0.51    0.42
 .........................................................................
Net realized and unrealized
 gains or losses on
 securities and foreign
 currency related
 transactions                  0.68    4.86    (0.13)    1.16    3.07   (0.57)
                             ------  ------   ------   ------  ------  ------
Total from investment
 operations                    1.17    5.35     0.00     1.70    3.58   (0.15)
                             ------  ------   ------   ------  ------  ------
 .........................................................................
 .........................................................................
Less distributions to
 shareholders from
Net realized gains            (0.15)  (0.43)       0    (0.15)  (0.23)  (0.28)
                             ------  ------   ------   ------  ------  ------
 .........................................................................
Net investment income         (0.48)  (0.49)   (0.12)   (0.54)  (0.49)  (0.42)
 .........................................................................
Total distributions           (0.63)  (0.92)   (0.12)   (0.69)  (0.72)  (0.70)
                             ------  ------   ------   ------  ------  ------
 .........................................................................
Net asset value, end of
 period                      $20.99  $20.45   $16.02   $16.14  $15.13  $12.27
                             ------  ------   ------   ------  ------  ------
 .........................................................................
 .........................................................................
Total return                   5.84%  34.12%    0.00%   11.50%  29.70%  (1.10%)
 .........................................................................
Ratios and supplemental
 data
 .........................................................................
Net assets, end of period
 (millions)                  $1,238  $1,117   $  802   $  809  $  623  $  332
 .........................................................................
Ratios to average net
 assets
 Expenses                      1.01%   1.03%    1.00%+   0.99%   1.07%   1.14%
 .........................................................................
 Net investment income         2.43%   2.65%    3.07%+   3.64%   3.89%   3.51%
 .........................................................................
Portfolio turnover rate          10%      9%       2%      10%     28%     33%
 .........................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the three-month period ended March 31, 1997. The Fund changed its fis-cal year end from December 31 to March 31, effective March 31, 1997.
 *  Excluding sales charges.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

         [LOGO OF EVERGREEN TAX STRATEGIC FOUNDATION FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                Year Ended
                                  Year Ended March 31,         December 31,
                                --------------------------   -----------------
                                 1999     1998    1997 (b)    1996    1995 (a)
CLASS A SHARES
Net asset value, beginning of
 period                         $ 16.36  $ 13.57  $ 13.50    $ 12.20   $10.44
                                -------  -------  -------    -------   ------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income              0.34     0.31     0.07       0.27     0.29
 .........................................................................
Net realized and unrealized
 gains or losses on securities    (0.16)    2.96     0.06#      1.59     2.24
                                -------  -------  -------    -------   ------
 .........................................................................
Total from investment
 operations                        0.18     3.27     0.13       1.86     2.53
                                -------  -------  -------    -------   ------
 .........................................................................
Less distributions to
 shareholders from
 .........................................................................
Net realized gains                (0.03)   (0.18)       0      (0.28)   (0.46)
                                -------  -------  -------    -------   ------
Net investment income             (0.34)   (0.30)   (0.06)     (0.28)   (0.31)
 .........................................................................
Total distributions to
 shareholders                     (0.37)   (0.48)   (0.06)     (0.56)   (0.77)
                                -------  -------  -------    -------   ------
 .........................................................................
Net asset value, end of period  $ 16.17  $ 16.36  $ 13.57    $ 13.50   $12.20
                                -------  -------  -------    -------   ------
 .........................................................................
 .........................................................................
Total return*                      1.12%   24.40%    1.00%     15.40%   24.80%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period
 (thousands)                    $81,566  $69,879  $15,039    $11,166   $2,702
 .........................................................................
Ratios to average net assets:
 Expenses                          1.33%    1.42%    1.38%+     1.52%    1.75%+
 .........................................................................
 Net investment income             2.18%    2.21%    2.30%+     2.39%    2.79%+
 .........................................................................
Portfolio turnover rate              64%      50%      29%        88%     110%
 .........................................................................

                                                                Year Ended
                                 Year Ended March 31,          December 31,
                              ----------------------------   -----------------
                                1999      1998    1997 (b)    1996    1995 (a)
CLASS B SHARES
Net asset value, beginning
 of period                    $  16.33  $  13.56  $ 13.49    $ 12.19   $10.31
                              --------  --------  -------    -------   ------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income             0.22      0.21     0.05       0.19     0.22
 .........................................................................
Net realized and unrealized
 gains or losses on
 securities                      (0.15)     2.94     0.06#      1.59     2.37
                              --------  --------  -------    -------   ------
Total from investment
 operations                       0.07      3.15     0.11       1.78     2.59
                              --------  --------  -------    -------   ------
 .........................................................................
 .........................................................................
Less distributions to
 shareholders from
Net realized gains               (0.03)    (0.18)       0      (0.28)   (0.46)
                              --------  --------  -------    -------   ------
 .........................................................................
Net investment income            (0.23)    (0.20)   (0.04)     (0.20)   (0.25)
 .........................................................................
Total distributions to
 shareholders                    (0.26)    (0.38)   (0.04)     (0.48)   (0.71)
                              --------  --------  -------    -------   ------
 .........................................................................
Net asset value, end of
 period                       $  16.14  $  16.33  $ 13.56    $ 13.49   $12.19
                              --------  --------  -------    -------   ------
 .........................................................................
 .........................................................................
Total return*                     0.41%    23.44%    0.08%     14.70%   25.60%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period
 (thousands)                  $244,486  $185,042  $38,838    $28,007   $6,559
 .........................................................................
Ratios to average net
 assets:
 Expenses                         2.08%     2.18%    2.14%+     2.27%    2.50%+
 .........................................................................
 Net investment income            1.42%     1.46%    1.55%+     1.64%    2.03%+
 .........................................................................
Portfolio turnover rate             64%       50%      29%         2%     110%
 .........................................................................

(a) For the period from January 17, 1995 and January 6, 1995 (commencement of class A and class B operations, respectively) to December 31, 1995.
(b) For the three-month period ended March 31, 1997. The Fund changed its fis-cal year end from December 31 to March 31, effective March 31, 1997.
 *  Excluding sales charges.
 +  Annualized.
 # The per share amount is not in accord with the net realized and unrealized gains or losses for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains or losses at such time.

                  See Combined Notes to Financial Statements.

         [LOGO OF EVERGREEN TAX STRATEGIC FOUNDATION FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                Year Ended
                                    Year Ended March 31,       December 31,
                                  --------------------------  ----------------
                                   1999     1998    1997 (b)   1996   1995 (a)
CLASS C SHARES
Net asset, value beginning of
 period                           $ 16.30  $ 13.53   $13.47   $12.19   $10.69
                                  -------  -------   ------   ------   ------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income                0.22     0.21     0.06     0.18     0.22
 .........................................................................
Net realized and unrealized
 gains or losses on securities      (0.15)    2.94     0.05#    1.58     1.99
                                  -------  -------   ------   ------   ------
 .........................................................................
Total from investment operations     0.07     3.15     0.11     1.76     2.21
                                  -------  -------   ------   ------   ------
 .........................................................................
Less distributions to
 shareholders from
 .........................................................................
Net investment income               (0.23)   (0.20)   (0.05)   (0.20)   (0.25)
Net realized gains                  (0.03)   (0.18)       0    (0.28)   (0.46)
                                  -------  -------   ------   ------   ------
 .........................................................................
Total distributions to
 shareholders                       (0.26)   (0.38)   (0.05)   (0.48)   (0.71)
                                  -------  -------   ------   ------   ------
 .........................................................................
Net asset value, end of period    $ 16.11  $ 16.30   $13.53   $13.47   $12.19
                                  -------  -------   ------   ------   ------
 .........................................................................
 .........................................................................
Total return*                        0.41%   23.49%    0.08%   14.50%   21.20%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period
 (thousands)                      $45,035  $27,699   $5,086   $4,108   $  496
 .........................................................................
Ratios to average net assets
 Expenses                            2.08%    2.18%    2.13%+   2.25%    2.50%+
 .........................................................................
 Net investment income               1.42%    1.46%    1.55%+   1.64%    2.07%+
 .........................................................................
Portfolio turnover rate                64%      50%      29%      88%     110%
 .........................................................................

                           Year Ended March 31,       Year Ended December 31,
                         --------------------------   -------------------------
                          1999     1998    1997 (b)    1996     1995     1994
CLASS Y SHARES
Net asset value,
 beginning of period     $ 16.39  $ 13.61  $ 13.54    $ 12.22  $ 10.27  $ 10.31
                         -------  -------  -------    -------  -------  -------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income       0.37     0.37     0.09       0.34     0.35     0.27
 .........................................................................
Net realized and
 unrealized gains or
 losses on securities      (0.15)    2.95     0.05#      1.56     2.39     0.08
                         -------  -------  -------    -------  -------  -------
Total from investment
 operations                 0.22     3.32     0.14       1.90     2.74     0.35
                         -------  -------  -------    -------  -------  -------
 .........................................................................
 .........................................................................
Less distributions to
 shareholders from
Net realized gains         (0.03)   (0.18)       0      (0.28)   (0.46)   (0.12)
                         -------  -------  -------    -------  -------  -------
 .........................................................................
Net investment income      (0.38)   (0.36)   (0.07)     (0.30)   (0.33)   (0.27)
 .........................................................................
Total distributions to
 shareholders              (0.41)   (0.54)   (0.07)     (0.58)   (0.79)   (0.39)
                         -------  -------  -------    -------  -------  -------
 .........................................................................
Net asset value, end of
 period                  $ 16.20  $ 16.39  $ 13.61    $ 13.54  $ 12.22  $ 10.27
                         -------  -------  -------    -------  -------  -------
 .........................................................................
 .........................................................................
Total return                1.38%   24.73%    1.00%     15.80%   27.30%    3.40%
 .........................................................................
Ratios and supplemental
 data
 .........................................................................
Net assets, end of
 period (thousands)      $23,895  $19,881  $15,311    $15,002  $13,485  $10,575
 .........................................................................
Ratios to average net
 assets
 Expenses                   1.08%    1.15%    1.13%+     1.30%    1.50%    1.49%
 .........................................................................
 Net investment income      2.42%    2.48%    2.54%+     2.63%    3.06%    2.87%
 .........................................................................
Portfolio turnover rate       64%      50%      29%        88%     110%     245%
 .........................................................................

(a) For the period from March 3, 1995 (commencement of class C operations) to December 31, 1995.
(b) For the three-month period ended March 31, 1997. The Fund changed its fis-cal year end from December 31 to March 31, effective March 31, 1997.
 *  Excluding sales charges.
 +  Annualized.
 # The per share amount is not in accord with the net realized and unrealized gains or losses for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains or losses at such time.

                  See Combined Notes to Financial Statements.

           [LOGO OF EVERGREEN AMERICAN RETIREMENT FUND APPEARS HERE]

                            Schedule of Investments
                                 March 31, 1999


  Shares                                                               Value
 COMMON STOCKS - 49.1%
           Automotive Equipment & Manufacturing - 2.9%
    29,000 Arvin Industries, Inc.................................   $    976,938
    24,940 Daimler Chrysler AG...................................      2,140,164
    30,000 Dana Corp. ...........................................      1,140,000
   170,100 Simpson Industries, Inc. .............................      1,637,212
                                                                    ------------
                                                                       5,894,314
                                                                    ------------
           Banks - 6.9%
    40,000 BancorpSouth, Inc. ...................................        640,000
    40,000 Bank of New York Co., Inc. ...........................      1,437,500
    32,312 Bank One Corp.........................................      1,779,179
    60,873 BB & T Corp. .........................................      2,202,842
    19,500 Comerica, Inc. .......................................      1,217,531
    47,761 First State Bancorp...................................        913,429
     8,000 First Union Corp. **..................................        427,500
    53,000 Hibernia Corp. Cl. A..................................        695,625
    30,000 Huntington Bancshares, Inc............................        928,125
   188,730 Republic Security Financial Corp......................      1,745,753
    24,048 Suntrust Banks, Inc. .................................      1,496,988
    36,000 Susquehanna Bancshares, Inc...........................        661,500
                                                                    ------------
                                                                      14,145,972
                                                                    ------------
           Building, Construction &
            Furnishings - 2.4%
    10,000 Armstrong World Industries, Inc.......................        451,875
    83,333 Eagle Hardware & Garden, Inc. ........................      3,182,279
    22,530 Southdown, Inc. ......................................      1,209,579
                                                                    ------------
                                                                       4,843,733
                                                                    ------------
           Business Equipment &
            Services - 0.4%
    25,000 Dun & Bradstreet Corp.................................        890,625
                                                                    ------------
           Consumer Products & Services - 4.3%
    48,300 CPI Corp..............................................      1,080,713
   100,000 Lancaster Colony Corp. ...............................      2,662,500
    20,000 Liz Claiborne, Inc. ..................................        652,500
    40,000 Mattel, Inc. .........................................        995,000
    54,415 Newell Rubbermaid, Inc. ..............................      2,584,712
    60,000 Service Corp. International...........................        855,000
                                                                    ------------
                                                                       8,830,425
                                                                    ------------
           Diversified Companies - 1.5%
    10,000 Harris Corp...........................................        286,250
    80,000 Ruddick Corp..........................................      1,560,000
    80,000 Tomkins Plc, ADR......................................      1,190,000
                                                                    ------------
                                                                       3,036,250
                                                                    ------------
           Electrical Equipment &
            Services - 2.6%
    22,000 Emerson Electric Co. .................................      1,164,625
    56,656 Hubbell, Inc. Cl. B...................................      2,266,240
    53,000 Thomas & Betts Corp. .................................      1,990,813
                                                                    ------------
                                                                       5,421,678
                                                                    ------------
           Electronic Equipment &
            Services - 1.2%
    45,529 AMP, Inc. ............................................      2,444,338
                                                                    ------------

  Shares                                                               Value
 COMMON STOCKS - continued
           Finance & Insurance - 2.2%
    30,000 Dain Rauscher Corp....................................   $  1,020,000
    20,000 Hartford Financial Services Group, Inc................      1,136,250
    15,000 Lincoln National Corp.................................      1,483,125
    20,000 Paine Webber Group, Inc...............................        797,500
                                                                    ------------
                                                                       4,436,875
                                                                    ------------
           Food & Beverage Products - 1.3%
    70,900 Flowers Industries, Inc. .............................      1,745,913
    18,000 H.J. Heinz Co. .......................................        852,750
                                                                    ------------
                                                                       2,598,663
                                                                    ------------
           Healthcare Products & Services - 4.0%
    20,000 American Home Products Corp...........................      1,305,000
    35,000 Baxter International, Inc.............................      2,310,000
    28,000 Bristol-Myers Squibb Co...............................      1,800,750
    50,100 Shared Medical System Corp. ..........................      2,789,944
                                                                    ------------
                                                                       8,205,694
                                                                    ------------
           Industrial Specialty Products & Services - 1.7%
    80,000 Federal Signal Corp. .................................      1,670,000
    10,000 Honeywell, Inc. ......................................        758,125
    30,000 Leggett & Platt, Inc. ................................        600,000
    42,000 Lindberg Corp.........................................        370,125
                                                                    ------------
                                                                       3,398,250
                                                                    ------------
           Machinery - Diversified - 0.6%
    82,650 Hardinge, Inc.........................................      1,167,431
                                                                    ------------
           Metal Products & Services - 0.1%
    50,000 Titanium Metals Corp. ................................        287,500
                                                                    ------------
           Oil/Energy - 2.6%
    23,000 Atlantic Richfield Co.................................      1,679,000
    10,586 BP Amoco Plc..........................................      1,068,524
    15,400 Exxon Corp. ..........................................      1,086,663
    10,000 Mobil Corp............................................        880,000
    12,000 Texaco, Inc. .........................................        681,000
                                                                    ------------
                                                                       5,395,187
                                                                    ------------
           Printing, Publishing, Broadcasting &
            Entertainment - 1.3%
    51,900 Bowne & Co., Inc. ....................................        606,581
    40,000 New York Times Co. ...................................      1,140,000
    11,600 Time Warner, Inc. ....................................        824,325
                                                                    ------------
                                                                       2,570,906
                                                                    ------------
           Retailing & Wholesale - 3.0%
    43,000 J. C. Penney Co., Inc.................................      1,741,500
    30,000 Longs Drug Stores Corp................................        913,125
    70,260 * Saks, Inc. .........................................      1,826,760
    70,600 Talbots Inc...........................................      1,720,875
                                                                    ------------
                                                                       6,202,260
                                                                    ------------
           Transportation - 2.1%
    20,000 Delta Air Lines, Inc..................................      1,390,000
    20,000 * UAL Corp. ..........................................      1,555,000
    27,000 Union Pacific Corp. ..................................      1,442,813
                                                                    ------------
                                                                       4,387,813
                                                                    ------------

           [LOGO OF EVERGREEN AMERICAN RETIREMENT FUND APPEARS HERE]

                                 March 31, 1999


  Shares                                                              Value
 COMMON STOCKS - continued
           Utilities - Electric - 2.7%
    40,000 Public Service Co. of New Mexico.....................   $    680,000
    80,000 Reliant Energy, Inc..................................      2,085,000
    93,000 Sempra Energy........................................      1,784,437
    35,000 TNP Enterprises, Inc. ...............................      1,006,250
                                                                   ------------
                                                                      5,555,687
                                                                   ------------
           Utilities - Gas - 2.7%
    54,000 Keyspan Energy.......................................      1,356,750
    55,000 Peoples Energy Corp..................................      1,777,187
    60,000 Williams Companies, Inc..............................      2,370,000
                                                                   ------------
                                                                      5,503,937
                                                                   ------------
           Utilities - Telephone - 2.6%
    16,437 AT&T Corp............................................      1,311,878
    35,000 Frontier Corp........................................      1,815,625
    40,000 U.S. West, Inc.......................................      2,202,500
                                                                   ------------
                                                                      5,330,003
                                                                   ------------
           Total Common Stocks (cost $81,440,553)...............    100,547,541
                                                                   ------------
 CONVERTIBLE PREFERRED - 10.7%
           Aerospace & Defense - 0.8%
    36,000 Loral Space & Communications
            6.00%...............................................      1,602,000
                                                                   ------------
           Banks - 0.7%
    50,000 National Australia Bank, Ltd.
            7.875%, Series Unit.................................      1,565,625
                                                                   ------------
           Communication Systems &
            Services - 0.6%
    15,000 AirTouch Communications, Inc.
            6.00%, Series B.....................................      1,181,250
                                                                   ------------
           Electrical Equipment &
            Services - 0.9%
    50,000 Pioneer Standard Financial Trust 6.75%...............      1,775,000
                                                                   ------------
           Finance & Insurance - 1.3%
    20,000 American General Corp.
            $3.00, Series A, MIPS...............................      1,790,000
    13,000 American Heritage Life Investment Corp. 8.50%,
            PRIDES..............................................        825,500
                                                                   ------------
                                                                      2,615,500
                                                                   ------------
           Metal Products & Services - 0.2%
    20,000 Timet Capital Trust I
            6.625%..............................................        387,500
                                                                   ------------
           Printing, Publishing, Broadcasting &
            Entertainment - 2.2%
    27,000 Houston Industries, Inc.
            7.00%, ACES (exchangeable for Time Warner, Inc.
            common stock).......................................      3,253,500
    20,000 Merrill Lynch & Co., Inc.
            6.00%, STRYPES (exchangeable for Cox Communications,
            Inc. common stock)..................................      1,232,500
                                                                   ------------
                                                                      4,486,000
                                                                   ------------

   Shares                                                             Value
 CONVERTIBLE PREFERRED - continued
            Retailing & Wholesale - 1.6%
      7,500 CVS
             6.00%, TRACES......................................   $    641,250
     65,000 Merrill Lynch & Co., Inc.
             (exchangeable for Dollar
             General Corp. common stock)
             8.50%, STRYPES.....................................      2,742,188
                                                                   ------------
                                                                      3,383,438
                                                                   ------------
            Transportation - 1.0%
     20,000 CNF Trust I
             5.00%, Ser. A, TECONS (exchangeable for CNF
             Transportation, Inc. common stock).................      1,110,000
     20,000 Union Pacific Capital Trust
             6.25%, TIDES, 144A.................................      1,002,500
                                                                   ------------
                                                                      2,112,500
                                                                   ------------
            Utilities - Electric - 1.4%
     45,000 Bndes Participacoes S.A.............................        742,500
     40,000 Texas Utilities Co.
             9.25%, PRIDES......................................      2,132,500
                                                                   ------------
                                                                      2,875,000
                                                                   ------------
            Total Convertible Preferred (cost $19,930,152)......     21,983,813
                                                                   ------------
 Principal
   Amount
 CONVERTIBLE DEBENTURES - 7.0%
            Business Equipment &
             Services - 0.1%
 $  250,000 Interim Services, Inc.
             4.50%, 6/1/05......................................        191,875
                                                                   ------------
            Consumer Products & Services - 0.8%
  2,000,000 Action Performance Companies, Inc. 4.75%, 4/1/05,
             144A...............................................      1,745,000
                                                                   ------------
            Electrical Equipment &
             Services - 1.0%
  4,000,000 Solectron Corp.
             0.00%, 1/27/19, 144A...............................      1,980,000
                                                                   ------------
            Healthcare Products & Services - 1.4%
  2,000,000 Carematrix
             6.25%, 8/15/04.....................................      1,720,000
  2,000,000 Elan Finance Corporation Limited 0.00%, 12/14/18....      1,150,000
                                                                   ------------
                                                                      2,870,000
                                                                   ------------
            Information Services &
             Technology - 1.1%
  6,000,000 Network Assocs. Inc.
             0.00%, 2/13/18.....................................      2,190,000
                                                                   ------------
            Oil Field Services - 1.1%
  2,000,000 Nabors Industries, Inc.
             5.00%, 5/15/06.....................................      2,257,500
                                                                   ------------
            Retailing & Wholesale - 0.9%
            Central Garden & Pet Co.
    500,000 6.00%, 11/15/03, 144A...............................        451,250
  1,600,000 6.00%, 11/15/03.....................................      1,444,000
                                                                   ------------
                                                                      1,895,250
                                                                   ------------

           [LOGO OF EVERGREEN AMERICAN RETIREMENT FUND APPEARS HERE]

                                 March 31, 1999

 Principal
   Amount                                                              Value
 CONVERTIBLE DEBENTURES - continued
            Transportation - 0.6%
 $1,000,000 Continental Airlines Inc. 6.75%, 4/15/06.............   $  1,295,000
                                                                    ------------
            Total Convertible Debentures (cost $15,377,420)......     14,424,625
                                                                    ------------
 CORPORATE BONDS - 1.5%
            Banks - 0.5%
  1,000,000 NationsBank Corp.
             6.50%, 8/15/03......................................      1,024,682
                                                                    ------------
            Finance & Insurance - 0.5%
  1,000,000 American General Finance Corp. 7.125%, 12/1/99.......      1,011,153
                                                                    ------------
            Telecommunication Services &
             Equipment - 0.5%
  1,000,000 GTE Southwest, Inc. 5.82%, 12/1/99, Ser. A...........      1,003,455
                                                                    ------------
            Total Corporate Bonds (cost $3,011,568)..............      3,039,290
                                                                    ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 30.7%
            Government Agency Notes &
             Bonds - 26.8%
  2,000,000 Federal Farm Credit Bank Consolidated MTN
             5.75%, 12/7/28......................................      1,842,680
            Federal Home Loan Bank
  2,000,000 5.375%, 10/6/03......................................      1,969,346
  3,000,000 5.50%, 12/11/13......................................      2,873,466
  2,000,000 6.532%, 12/28/07.....................................      2,000,992
            Federal Home Loan Mortgage Corp.
  2,000,000 6.54%, 12/10/07......................................      2,023,770
  2,000,000 6.542%, 3/19/08......................................      2,001,102
  2,000,000 7.585%, 9/19/06......................................      2,088,544
  2,000,000 7.865%, 8/8/11.......................................      2,085,456
            Federal National Mortgage Association
  5,000,000 5.65%, 2/22/28.......................................      4,548,465
  1,850,000 6.00%, 1/14/05.......................................      1,846,786
  2,215,000 6.10%, 1/26/05.......................................      2,208,116
  3,000,000 6.16%, 1/23/08.......................................      2,985,066
  2,000,000 6.24%, 1/14/08.......................................      1,994,368
  3,000,000 6.32%, 3/3/08........................................      3,005,790

 Principal
   Amount                                               Value
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - continued
            Government Agency Notes &
             Bonds - continued
            Federal National Mortgage
             Association - continued
 $1,000,000 6.41%, 3/8/06........................................   $  1,034,284
  5,000,000 6.42%, 2/12/08.......................................      4,980,775
  2,000,000 6.46%, 1/1/08........................................      2,013,880
  4,000,000 6.52%, 3/5/08........................................      3,992,740
  3,000,000 7.28%, 5/23/07.......................................      3,106,023
            Federal National Mortgage
             Association MTN
  4,000,000 6.08%, 9/1/28........................................      3,865,348
  2,355,000 6.875%, 9/24/12......................................      2,451,725
                                                                    ------------
                                                                      54,918,722
                                                                    ------------
            U.S. Treasury Notes & Bonds - 3.9%
            U.S. Treasury Bonds
  6,000,000 6.00%, 2/15/26.......................................      6,106,877
  1,500,000 7.125%, 2/15/23......................................      1,732,500
                                                                    ------------
                                                                       7,839,377
                                                                    ------------
            Total U.S. Government & Agency
             Obligations (cost $63,341,840)......................     62,758,099
                                                                    ------------
 SHORT-TERM INVESTMENTS - 0.5%
            U.S. Government Agency
             Obligations - 0.5%
    420,000 Federal Home Loan Bank
             Discount Notes
             4.76%, 4/23/99......................................        418,778
    305,000 Federal Home Loan Mortgage
             Discount Notes
             4.75%, 4/8/99.......................................        304,718
    250,000 Federal National Mortgage
             Association Discount Notes
             4.76%, 4/6/99.......................................        249,835
                                                                    ------------
            Total Short-Term Investments
             (cost $973,331).....................................        973,331
                                                                    ------------

            Total Investments -
             (cost $184,074,864)..........................    99.5%  203,726,699
            Other Assets and
             Liabilities - net............................     0.5     1,033,890
                                                             -----  ------------
            Net Assets....................................   100.0% $204,760,589
                                                             =====  ============

*    Non-income producing securities.
** At March 31, 1999, the Fund owned 8,000 shares of common stock of First Union Corp. at a cost of $106,108. During the year ended March 31, 1999, the Fund earned $13,440 in dividend income from this investment. These shares were purchased by the Fund prior to the acquisition of the investment advisor and Lieber & Company by First Union.
144A Securities that may be resold to "qualified institutional buyers" under rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

Summary of Abbreviations:
ACES     Automatically Convertible Equity Securities
ADR      American Depository Receipts
MIPS     Monthly Income Preferred Shares
MTN      Medium Term Note
PRIDES   Preferred Redeemable Increased Dividend Equity Security
STRYPES  Structured Yield Product Exchangeable for Stock
TECONS   Term Convertible Securities
TIDES    Term Income Deferrable Equitable Securities
TRACES   Trust Automatic Common Exchangeable Securities

                  See Combined Notes to Financial Statements.

                 [LOGO OF EVERGREEN BALANCED FUND APPEARS HERE]

                            Schedule of Investments
                                 March 31, 1999


    Shares                                                            Value

 COMMON STOCKS - 60.6%
               Aerospace & Defense - 0.6%
        80,000 United Technologies Corp........................   $   10,835,000
                                                                  --------------
               Automotive Equipment &
                Manufacturing - 1.9%
        84,850 Daimler Chrysler AG.............................        7,281,191
       400,000 *Delphi Automotive Systems Corp.................        7,100,000
       138,200 Ford Motor Co...................................        7,842,850
       118,000 General Motors Corp.............................       10,251,250
                                                                  --------------
                                                                      32,475,291
                                                                  --------------
               Banks - 2.9%
       131,300 Bank One Corp...................................        7,229,706
       150,000 BankAmerica Corp................................       10,593,750
       150,000 Dime Bancorp, Inc...............................        3,478,125
       200,000 Fleet Financial Group, Inc......................        7,525,000
       135,000 Mellon Bank Corp................................        9,500,625
       300,000 Wells Fargo Co..................................       10,518,750
                                                                  --------------
                                                                      48,845,956
                                                                  --------------
               Business Equipment & Services - 1.2%
       240,000 Automatic Data Processing, Inc..................        9,930,000
       190,000 Xerox Corp......................................       10,141,250
                                                                  --------------
                                                                      20,071,250
                                                                  --------------
               Capital Goods - 0.7%
       325,000 Deere & Co......................................       12,553,125
                                                                  --------------
               Chemical & Agricultural
                Products - 2.3%
       210,000 Du Pont (E. I.) De Nemours & Co.................       12,193,125
       200,000 Monsanto Co.....................................        9,187,500
       470,000 Morton International, Inc.......................       17,272,500
                                                                  --------------
                                                                      38,653,125
                                                                  --------------
               Communication Systems &
                Services - 2.7%
       155,000 *Cisco Systems, Inc.............................       16,987,031
       185,000 *MCI WorldCom, Inc..............................       16,378,281
       135,000 *Tellabs, Inc...................................       13,196,250
                                                                  --------------
                                                                      46,561,562
                                                                  --------------
               Consumer Products & Services - 1.4%
        80,000 Gillette Co.....................................        4,755,000
       115,000 Newell Rubbermaid, Inc.+........................        5,462,500
       140,000 Procter & Gamble Co.............................       13,711,250
                                                                  --------------
                                                                      23,928,750
                                                                  --------------
               Diversified Companies - 1.9%
       226,600 AlliedSignal, Inc...............................       11,145,888
       400,000 Raychem Corp....................................        9,025,000
       173,900 Tyco International Ltd..........................       12,477,325
                                                                  --------------
                                                                      32,648,213
                                                                  --------------

    Shares                                                            Value

 COMMON STOCKS - continued
               Electrical Equipment & Services - 3.4%
       410,000 General Electric Co.............................   $   45,356,250
       125,000 Motorola, Inc...................................        9,156,250
        64,600 *Solectron Corp.+...............................        3,137,137
                                                                  --------------
                                                                      57,649,637
                                                                  --------------
               Environmental Services - 0.4%
       150,000 Waste Management, Inc...........................        6,656,250
                                                                  --------------
               Finance & Insurance - 5.5%
       145,000 American International Group, Inc...............       17,490,625
       198,706 Associates First Capital Corp. Cl. A............        8,941,770
       230,000 Citigroup, Inc..................................       14,691,250
       217,170 Conseco, Inc....................................        6,705,124
       100,000 Federal Home Loan Mortgage Corp.................        5,712,500
       120,000 Federal National Mortgage Assoc.................        8,310,000
        90,000 Hartford Financial Services Group, Inc..........        5,113,125
       150,000 Lehman Brothers Holdings, Inc...................        8,962,500
       135,000 Merrill Lynch & Co., Inc........................       11,939,063
       140,000 Nationwide Financial Services, Inc. Cl. A.......        5,880,000
                                                                  --------------
                                                                      93,745,957
                                                                  --------------
               Food & Beverage Products - 3.0%
        93,600 Bestfoods.......................................        4,399,200
        29,100 Coca Cola Co....................................        1,786,013
       212,400 Flowers Industries, Inc.........................        5,230,350
        79,200 H.J. Heinz Co...................................        3,752,100
       260,000 McDonald's Corp.................................       11,781,250
       105,000 Pepsi Bottling Group, Inc.......................        2,277,187
       200,000 Pepsico, Inc....................................        7,837,500
       200,900 *Safeway, Inc...................................       10,308,681
       172,000 Sara Lee Corp...................................        4,257,000
                                                                  --------------
                                                                      51,629,281
                                                                  --------------
               Healthcare Products & Services - 8.8%
       245,000 American Home Products Corp.....................       15,986,250
       185,800 Bristol-Myers Squibb Co.........................       11,949,262
        95,000 Cardinal Health, Inc............................        6,270,000
       180,000 Johnson & Johnson...............................       16,863,750
       140,000 Lilly (Eli) & Co................................       11,882,500
       179,100 Medtronic, Inc..................................       12,850,425
       240,000 Merck & Co., Inc................................       19,245,000
       123,000 Pfizer, Inc.....................................       17,066,250
       285,000 Pharmacia & Upjohn, Inc.........................       17,776,875
       209,600 Schering-Plough Corp............................       11,593,500
       142,000 Warner-Lambert Co...............................        9,398,625
                                                                  --------------
                                                                     150,882,437
                                                                  --------------

                 [LOGO OF EVERGREEN BALANCED FUND APPEARS HERE]

                                 March 31, 1999


    Shares                                                            Value

 COMMON STOCKS - continued
               Industrial Specialty Products &
                Services - 1.1%
       225,000 Ecolab, Inc.....................................   $    7,987,500
       150,000 Honeywell, Inc..................................       11,371,875
                                                                  --------------
                                                                      19,359,375
                                                                  --------------
               Information Services &
                Technology - 6.5%
       108,800 *EMC Corp.......................................       13,899,200
       190,000 Hewlett-Packard Co..............................       12,884,375
       148,000 Intel Corp......................................       17,593,500
        93,700 International Business Machines Corp............       16,608,325
       464,400 *Microsoft Corp.................................       41,607,337
        63,800 *Sun Microsystems, Inc..........................        7,976,994
                                                                  --------------
                                                                     110,569,731
                                                                  --------------
               Oil/Energy - 4.3%
        70,600 Chevron Corp....................................        6,243,687
       142,900 Exxon Corp......................................       10,083,381
       108,900 Mobil Corp......................................        9,583,200
       200,000 Reliant Energy, Inc.............................        5,212,500
       230,400 Royal Dutch Petroleum Co........................       11,980,800
       300,000 Texaco, Inc.....................................       17,025,000
       387,500 Unocal Corp.....................................       14,264,844
                                                                  --------------
                                                                      74,393,412
                                                                  --------------
               Oil Field Services - 0.3%
        48,434 BP Amoco Plc....................................        4,888,807
                                                                  --------------
               Printing, Publishing, Broadcasting & Entertainment - 2.3%
       370,000 CBS Corp.+......................................       15,146,875
       250,000 Disney (Walt) Co................................        7,781,250
        99,400 Gannett Co., Inc................................        6,262,200
       140,000 Time Warner, Inc................................        9,948,750
                                                                  --------------
                                                                      39,139,075
                                                                  --------------
               Real Estate - 1.0%
       175,000 Boston Properties, Inc. REIT+...................        5,534,375
       475,000 Equity Office Properties Trust REIT.............       12,082,813
                                                                  --------------
                                                                      17,617,188
                                                                  --------------
               Retailing & Wholesale - 3.6%
       232,500 CVS Corp........................................       11,043,750
       150,000 *Federated Department Stores, Inc...............        6,018,750
       536,809 *Staples, Inc...................................       17,647,596
        90,000 Tandy Corp......................................        5,743,125
       230,000 Wal-Mart Stores, Inc............................       21,203,125
                                                                  --------------
                                                                      61,656,346
                                                                  --------------
               Transportation - 0.3%
       125,000 CNF Transportation, Inc.........................        4,726,563
                                                                  --------------
               Utilities - Electric - 1.3%
       195,000 Dominion Resources, Inc.........................        7,202,813
       150,000 Duke Power Co...................................        8,193,750
       165,000 Florida Progress Corp...........................        6,228,750
                                                                  --------------
                                                                      21,625,313
                                                                  --------------

    Shares                                                           Value

 COMMON STOCKS - continued
               Utilities - Telephone - 3.2%
       192,800 Ameritech Corp.................................   $   11,158,300
       181,000 AT&T Corp......................................       14,446,062
       206,202 Bell Atlantic Corp.............................       10,658,066
       112,000 GTE Corp.......................................        6,776,000
        75,480 Sprint Corp....................................        7,406,475
        93,900 U.S. West, Inc.................................        5,170,369
                                                                 --------------
                                                                     55,615,272
                                                                 --------------
               Total Common Stocks
                (cost $703,061,486)...........................    1,036,726,916
                                                                 --------------
 CONVERTIBLE PREFERRED - 0.7%
               Retailing & Wholesale - 0.7%
       200,000 Kmart Financing I 7.75% (cost $10,894,754).....       12,100,000
                                                                 --------------
   Principal
    Amount
 CONVERTIBLE DEBENTURES - 0.5%
               Healthcare Products & Services - 0.5%
 $  10,000,000 HEALTHSOUTH Corp.
                3.25%, 4/1/03, 144A
                (cost $10,000,000)............................        8,150,000
                                                                 --------------
 ASSET-BACKED SECURITIES - 4.7%
       958,590 Americredit Automobile Recreation Trust, Series
                1997-B Class A 2
                6.36%, 9/12/00................................          961,183
     3,500,000 Carco Auto Loan Master Trust, Series 1997-1,
                Class A,
                6.689%, 8/15/04...............................        3,528,280
     2,750,000 Contimortgage Home Equity Loan, Series 1997-4,
                Class A7 6.63%, 9/15/16.......................        2,726,790
     4,000,000 Contimortgage Home Equity Loan Trust, Series
                1998-1, Class A6,
                6.58%, 12/15/18...............................        4,008,760
     6,150,000 Corestates Home Equity Loan Trust, Series 1996-
                1, Class A4,
                7.00%, 6/15/12................................        6,325,490
               Green Tree Financial Corp.
     3,126,369 Series 1993-4, Class A3, 6.25%,1/15/19.........        3,135,154
     6,000,000 Series 1997-3, Class A5, 7.14%,7/15/28.........        6,181,860
               Merrill Lynch Mortgage
                Investors, Inc.
     3,073,621 Series 1992-D, Class B,
                8.50%, 6/15/17................................        3,281,213
     4,986,676 Series 1991-D, Class B,
                9.85%, 7/15/11................................        5,019,389
       399,734 Money Store Auto Trust, Series 1997-2 Class A1
                6.17%, 3/20/01**..............................          401,313
     8,000,000 Olympic Automobile Receivables Trust, Series
                1997-A,
                Class A5
                6.80%, 2/15/05................................        8,202,840

                  See Combined Notes to Financial Statements.

                 [LOGO OF EVERGREEN BALANCED FUND APPEARS HERE]

                                 March 31, 1999

   Principal
    Amount                                                           Value

 ASSET-BACKED SECURITIES - continued
 $  10,000,000 Premier Auto Trust, Series 1997 2, Class B,
                6.53%, 12/6/03................................   $   10,118,700
     2,500,000 Railcar Leasing LLC, Class A 2 7.125%, 1/15/13,
                144A..........................................        2,642,175
     7,500,000 Southern Pacific Secured Assets Corp., Series
                1996-3, Class A4
                7.60%, 10/25/27...............................        7,797,532
       388,223 Union Acceptance Corp., Series 1995-C, Class A,
                6.40%, 10/10/02...............................          387,978
       545,000 University Support Services, Inc.,
                Series 1992-CD, Class D 9.00%, 11/1/07........          543,297
     6,900,000 WFS Financial Owner Trust, Series 1997-C, Class
                CTFS 6.30%, 3/20/05...........................        6,856,875
     8,591,010 World Omni Automobile Lease,
                Series 1997-A, Class A4,
                6.90%, 6/25/03................................        8,711,799
                                                                 --------------
               Total Asset-Backed Securities
                (cost $79,412,066)............................       80,830,628
                                                                 --------------
 CORPORATE BONDS - 18.6%
               Aerospace & Defense - 1.3%
     5,000,000 Boeing Co.
                6.625%, 2/15/38+..............................        4,762,500
     8,300,000 Lockheed Martin Corp.
                7.45%, 6/15/04................................        8,781,815
     5,500,000 Northrop Grumman Corp.
                7.00%, 3/1/06.................................        5,603,840
               Raytheon Co.
     2,000,000 6.40%, 12/15/18................................        1,912,800
     2,000,000 6.75%, 8/15/07.................................        2,050,460
                                                                 --------------
                                                                     23,111,415
                                                                 --------------
               Banks - 0.6%
     3,465,000 Amsouth Bancorp
                6.75%, 11/1/25................................        3,533,884
     5,000,000 Barnett Capital I
                8.06%, 12/1/26................................        5,260,850
       698,000 Boatmen's Bancshares, Inc.
                6.75%, 3/15/03................................          721,481
                                                                 --------------
                                                                      9,516,215
                                                                 --------------
               Cable/Other Video Distribution - 0.6%
     5,000,000 CSC Holdings Inc.
                7.625%, 7/15/18...............................        5,037,500
     4,000,000 TCI Communications Inc.
                8.00%, 8/1/05.................................        4,420,000
                                                                 --------------
                                                                      9,457,500
                                                                 --------------
               Consumer Products & Services - 0.2%
     3,000,000 American Greetings Corp.
                6.10%, 8/1/28.................................        2,948,700
     1,001,000 Stanley Works
                7.375%, 12/15/02..............................        1,032,572
                                                                 --------------
                                                                      3,981,272
                                                                 --------------

   Principal
    Amount                                                           Value

 CORPORATE BONDS - continued
               Diversified Companies - 0.3%
 $   5,000,000 Grand Metropolitan Investment Corp.
                7.45%, 4/15/35................................   $    5,490,550
                                                                 --------------
               Environmental Services - 0.2%
     3,000,000 Allied Waste North America,Inc.
                7.375%, 1/1/04................................        2,932,500
                                                                 --------------
               Finance & Insurance - 6.8%
     8,000,000 AMBAC, Inc.
                9.375%, 8/1/11................................        9,893,680
     6,550,000 Associates Corp. North America
                8.625%, 11/15/04..............................        7,349,231
     3,000,000 Bear Stearns Cos., Inc.
                6.875%, 10/1/05...............................        3,062,040
     5,800,000 Beneficial Corp.
                6.25%, 2/18/13................................        5,840,948
     4,500,000 CIT Group Holdings, Inc.
                9.25%, 3/15/01................................        4,789,215
     6,400,000 Commercial Credit Group, Inc.
                10.00%, 5/15/09...............................        8,126,144
     1,280,000 Dean Witter, Discover & Co.
                6.75%, 10/15/13...............................        1,310,707
     4,900,000 Ford Motor Credit Company
                5.80%, 1/12/09................................        4,707,038
               General Electric Capital Corp.
     1,300,000 8.75%, 3/14/03.................................        1,441,817
     2,470,000 8.75%, 5/21/07.................................        2,902,991
     5,600,000 General Motors Acceptance Corp.
                8.50%, 1/1/03.................................        6,085,464
     7,500,000 GS Escrow Corp.
                6.75%, 8/1/01.................................        7,524,315
     1,750,000 International Lease Finance Corp.
                5.75%, 1/15/03................................        1,741,127
     4,975,000 John Hancock Mutual Life Insurance Co.
                7.375%, 2/15/24, 144A.........................        5,192,955
     5,000,000 Lehman Brothers Holdings Incorporated
                6.625%, 4/1/04................................        4,989,250
     5,725,000 Massachusetts Mutual Life Insurance Co.,
                7.625%, 11/15/23, 144A........................        6,226,968
     6,000,000 Nationwide CSN Trust,
                9.875%, 2/15/25, 144A ........................        6,836,040
               Paine Webber Group, Inc.
     5,460,000 6.45%, 12/1/03.................................        5,457,871
     4,705,000 8.25%, 5/1/02..................................        4,948,154
     6,200,000 Prudential Insurance Co.
                7.125%, 7/1/07................................        6,444,652
    11,700,000 Sun Life Canada Capital Trust
                8.526%, 5/29/49...............................       11,975,886
                                                                 --------------
                                                                    116,846,493
                                                                 --------------
               Food & Beverage Products - 0.2%
     4,000,000 Pepsi Bottling Group, Inc.
                7.00%, 3/1/29.................................        4,014,068
                                                                 --------------

                 [LOGO OF EVERGREEN BALANCED FUND APPEARS HERE]

                                 March 31, 1999

   Principal
     Amount                                                      Value

 CORPORATE BONDS - continued
                Healthcare Products & Services - 0.5%
 $    5,000,000 Johnson & Johnson
                 8.72%, 11/1/24...........................   $    5,815,300
      3,000,000 Merck & Co., Inc.
                 6.40%, 3/1/28............................        2,960,850
                                                             --------------
                                                                  8,776,150
                                                             --------------
                Industrial Specialty Products &
                 Services - 0.1%
      1,126,000 Waste Management, Inc.
                 8.75%, 5/1/18............................        1,210,900
                                                             --------------
                Information Services & Technology - 0.4%
      6,500,000 Comdisco Inc.
                 6.125%, 1/15/03..........................        6,483,100
                                                             --------------
                Machinery - Diversified - 0.1%
      2,000,000 Caterpillar, Inc.
                 9.375%, 7/15/01+.........................        2,155,300
                                                             --------------
                Oil/Energy - 0.9%
        931,000 Atlantic Richfield Co.
                 9.00%, 4/1/21............................        1,167,409
      4,000,000 CMS Panhandle Holding Co.
                 6.50%, 7/15/09...........................        3,998,696
      5,000,000 K N Energy Inc.
                 7.35%, 8/1/26............................        5,304,500
      5,000,000 Petroleum Geo-Services
                 7.50%, 3/31/07...........................        5,157,650
                                                             --------------
                                                                 15,628,255
                                                             --------------
                Paper & Packaging - 0.3%
      5,000,000 James River Corp.
                 6.75%, 10/1/99...........................        5,025,600
                                                             --------------
                Real Estate - 0.6%
                EOP Operating, Ltd.
      3,050,000 6.375%, 2/15/03...........................        3,027,857
      3,950,000 6.625%, 2/15/05...........................        3,900,467
      4,000,000 Glenborough Pptys LP
                 7.625%, 3/15/05..........................        3,875,920
                                                             --------------
                                                                 10,804,244
                                                             --------------
                Retailing & Wholesale - 1.0%
      3,000,000 CVS Corp.
                 5.50%, 2/15/04...........................        2,958,279
      8,000,000 Fred Meyer Inc.
                 7.15%, 3/1/03............................        8,225,840
      4,300,000 Sears Roebuck & Co.
                 10.00%, 2/3/12...........................        5,607,458
                                                             --------------
                                                                 16,791,577
                                                             --------------
                Telecommunication Services & Equipment -
                  0.4%
      6,750,000 Bellsouth Capital Funding Corp.
                 7.12%, 7/15/97...........................        6,927,593
                                                             --------------
                Transportation - 1.8%
      5,000,000 American Airline
                 8.39%, 1/2/17............................        5,073,000

   Principal
     Amount                                              Value

 CORPORATE BONDS - continued
                Transportation - continued
 $    5,000,000 Continental Airlines Inc.
                 6.795%, 2/2/20...................   $    4,975,625
      5,881,288 FDX Corp.
                 6.845%, 1/15/19..................        5,984,828
      7,600,000 Golden St. Pete Trans Corp.
                 8.04%, 2/1/19....................        7,448,000
      6,250,000 Norfolk Southern Corp.
                 7.05%, 5/1/37....................        6,481,250
                                                     --------------
                                                         29,962,703
                                                     --------------
                Utilities - Electric - 0.7%
      6,500,000 National Rural Utilities
                 Cooperative Finance
                 5.00%, 10/1/02...................        6,351,215
      4,000,000 Soyland Power Cooperative Inc.
                 8.67%, 9/15/18...................        4,526,080
        838,000 Union Electric Co.
                 8.00%, 12/15/22..................          902,618
                                                     --------------
                                                         11,779,913
                                                     --------------
                Utilities - Telephone - 1.6%
      5,000,000 AT&T Corp.
                 6.50%, 3/15/29...................        4,887,800
      2,000,000 MCI Communications Corp. 6.125%,
                 4/15/02..........................        2,018,240
      5,640,000 MCI Worldcom Inc. 7.75%, 4/1/07...        6,179,015
                Sprint Capital Corp.
      3,500,000 6.125%, 11/15/08..................        3,440,745
     10,260,000 6.875%, 11/15/28..................       10,130,724
                                                     --------------
                                                         26,656,524
                                                     --------------
                Total Corporate Bonds
                 (cost $319,871,543)..............      317,551,872
                                                     --------------
 FOREIGN BONDS (U.S. DOLLARS) - 1.2%
        640,000 International Bank For
                 Reconstruction & Development Co.
                 COLTS 7.95%, 5/15/16.............          763,424
      4,000,000 National Westminster Bancorp
                 9.375%, 11/15/03.................        4,543,320
     30,000,000 Skandinaviska Enskilda
                 0.00%, 5/26/33...................        2,553,000
      4,500,000 Sumitomo Bank Corp.
                 9.40%, 12/29/49, 144A............        4,418,010
      8,000,000 YPF Sociedad Anonima
                 7.25%, 3/15/03...................        7,839,360
                                                     --------------
                Total Foreign Bonds (U.S. Dollars)
                 (cost $20,314,026)...............       20,117,114
                                                     --------------
 FOREIGN BONDS (NON U.S. DOLLARS) - 2.0%
            GRD
  1,750,000,000 Greece Rep Of
                 8.60%, 3/26/08...................        6,790,369

                 [LOGO OF EVERGREEN BALANCED FUND APPEARS HERE]

                                March 31, 1999

   Principal
     Amount                                                          Value

 FOREIGN BONDS (NON U.S. DOLLARS) - continued
            DKK Nykredit
      2,226,000 6.00%, 10/1/26................................   $      324,316
            DKK
     53,000,000 6.00%, 10/1/29................................        7,540,713
            DKK Realkredit Danmark
    101,410,000 5.00%, 10/1/29................................       13,666,035
            DKK
        151,000 6.00%, 10/1/26................................           21,945
            DKK
     44,250,000 6.00%, 10/1/29................................        6,260,396
                                                                 --------------
                Total Foreign Bonds (Non U.S. Dollars) (cost
                 $36,088,807).................................       34,603,774
                                                                 --------------
 MORTGAGE-BACKED SECURITIES - 8.4%
                Mortgage Pass-Through Certificates - 2.9%
                Federal Home Loan Mortgage Corp.
 $    8,600,000 5.00%, 1/15/04................................        8,395,750
      2,449,137 7.32%, 4/1/22.................................        2,520,701
                Federal National Mortgage Association
     15,334,857 5.50%, 7/1/09.................................       15,036,441
      5,400,000 6.50%, 10/1/28................................        5,374,674
        669,470 6.80%, 5/1/22.................................          687,466
      1,301,429 6.97%, 2/1/27.................................        1,326,442
      2,997,435 7.00%, 5/1/24.................................        3,038,649
      1,864,088 7.07%, 1/1/31.................................        1,919,433
      9,187,027 7.08%, 9/1/21.................................        9,462,638
                Government National Mortgage Association
        348,176 8.50%, 5/15/21................................          370,480
        175,933 8.50%, 7/15/21................................          186,213
        439,586 8.50%, 6/15/22................................          464,999
        243,472 9.00%, 9/15/21................................          261,350
        300,598 9.00%, 10/15/21...............................          322,671
        207,892 9.50%, 2/15/21................................          223,353
                                                                 --------------
                                                                     49,591,260
                                                                 --------------
                Collateralized Mortgage Obligations - 5.5%
     10,000,000 Bear Stearns Commercial Mortgage Securities
                 Inc., Series 1998-C1, Class C
                 6.75%, 6/16/30...............................        9,954,687
      2,000,000 Chase Commercial Mortgage Securities Corp.
                Series 1997-2, Class B, 6.60%,11/19/07........        2,020,130
      2,200,000 Chase Commercial Mortgage Securities Corp.
                Series 1997-1, Class B,
                7.37%, 4/19/07................................        2,322,287
      2,500,000 CNL Funding, Series 98-1, LP, Class B-1
                 6.60%, 4/18/11...............................        2,302,734
      2,400,000 Commercial Mortgage Acceptance Corp.,
                 Series 1997-ML1, Class B, 6.65%, 12/15/07....        2,410,404

   Principal
     Amount                                                          Value

 MORTGAGE-BACKED SECURITIES - continued
                Collateralized Mortgage Obligations -
                  continued
 $    6,114,301 Criimi Mae Financial Corp., Series 1, Class A,
                 7.00%, 1/1/33................................   $    6,156,337
      4,000,000 Crimi Mae Commercial Mortgage Trust, Series
                 1998 C1,
                 Class A, 7.00%, 3/2/11 144A..................        3,650,000
      1,250,000 Federal National Mortgage Association
                Series 1993-248, Class SA, 4.61%, 8/25/23.....        1,126,413
      5,000,000 Federal National Mortgage Association
                Series 1997-M6, Class C, 6.85%, 5/17/20.......        5,162,425
      1,250,000 FFCA Secured Lending Corp., Series 1997-1,
                 Class B1, 7.74%, 6/18/13.....................        1,187,695
      5,460,063 Financial Asset Securitization, Series 1997-
                 NAM 1, Class FXA2, 7.75%, 4/25/27............        5,624,939
      3,745,000 G E Capital Mortgage Services Inc., Series
                 1994-27, Class A6, 6.50%, 7/25/24............        3,567,113
      7,740,555 Independent National Mortgage Corp., Series
                 1997-A, Class A,
                 7.82%, 12/26/26 144A.........................        7,387,392
        265,445 KS Mortgage Capital, L. P. Series 1995-1,
                 Class A1, 7.25%, 4/20/02 144A,...............          265,432
      6,452,828 Mellon Residential Funding Corporation, Series
                 1999-TBC1, Class A3
                 6.11%, 1/25/29...............................        6,462,911
      1,683,319 Mid State Trust, Series 6, Class A3,
                 7.54%, 7/1/35................................        1,682,259
      2,550,000 Morgan Stanley Capital I Inc., Series 1998-
                 HF2, Class B 6.30%, 11/15/30.................        2,613,839
      3,825,000 Nationslink Funding Corp., Series 1998-2,
                 Class B
                 6.65%, 7/20/08...............................        3,900,902
     11,419,239 Nomura Depositor Trust, Series 1998-ST1,
                 Class A1, 5.22%, 2/15/34 144A................       11,172,983
      2,460,111 PNC Mortgage Securities Corp.
                Series 1997-4, Class 2PP3, 7.25%, 7/25/27.....        2,502,133
      4,672,922 PNC Mortgage Securities Corp.
                Series 1997-4, Class 2PP1, 7.50%, 7/25/27.....        4,739,365
         85,021 Prudential Home Mortgage Securities Co.,
                 Series 1990-12, Class A1
                 7.88%, 10/1/20...............................           84,752
      4,131,817 Residential Funding Mortgage Securities I
                 Inc.,
                 Series 1999-S2 Class M1
                 6.50%, 1/25/29...............................        3,986,398

                 [LOGO OF EVERGREEN BALANCED FUND APPEARS HERE]

                                 March 31, 1999

   Principal
     Amount                                                          Value

 MORTGAGE-BACKED SECURITIES - continued
                Collateralized Mortgage Obligations -
                  continued
 $    3,407,028 Shearson Lehman CMO Inc., Series V, Class 5
                 7.50%, 5/1/19................................   $    3,456,907
                                                                 --------------
                                                                     93,740,437
                                                                 --------------
                Total Mortgage-Backed Securities (cost
                 $143,350,205)................................      143,331,697
                                                                 --------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.1%
                U.S. Treasury Notes & Bonds - 2.1%
                U.S. Treasury Bonds
     10,750,000 5.25%, 11/15/28...............................       10,026,095
      8,220,000 5.50%, 8/15/28................................        7,866,787
      9,200,000 7.875%, 2/15/21...............................       11,389,324
      6,905,000 U.S. Treasury Notes 6.125%, 8/15/07...........        7,228,636
                                                                 --------------
                Total U.S. Government & Agency Obligations
                 (cost $36,861,900)...........................       36,510,842
                                                                 --------------

   Principal
     Amount                                                          Value

 SHORT-TERM INVESTMENTS - 0.9%
                Money Market Shares - 0.5%
 $    9,459,928 Navigator Prime Portfolio(b)..................   $    9,459,928
                                                                 --------------
                Repurchase Agreement - 0.4%
      7,144,000 Evergreen Joint Repurchase Agreement.
                 Investments in repurchase agreements, in a
                 joint trading account, purchased 3/31/99,
                 5.00% maturing 4/1/99, maturity value
                 $7,144,992 (cost $7,144,000)(a)..............        7,144,000
                                                                 --------------
                Total Short Term Investments
                 (cost $16,603,928)...........................       16,603,928
                                                                 --------------

                Total Investments -
                 (cost $1,376,458,715)..................    99.7%  1,706,526,771
                Other Assets and
                 Liabilities - net......................     0.3       4,486,097
                                                           -----  --------------
                Net Assets..............................   100.0% $1,711,012,868
                                                           =====  ==============

 *   Non-income producing securities
** At March 31, 1999, the Fund owned a principal amount of $399,734 of Money Store Auto Trust at a cost of $400,657. During the year ended March 31, 1999, the Fund earned $20,026 in interest income from this investment. This security was purchased by the Fund prior to the acquisition of The Money Store by First Union.
 +   A portion of these securities are on loan (see Note 8).
(a) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices plus accrued interest at March 31, 1999.
(b) Represents investment of cash collateral received for securities on loan. 144A Securities that may be resold to "qualified institutional buyers" under rule 144A of the Securities Act of 1933. These securities have been deter-mined to be liquid under the guidelines established by the Board of Trust-ees.

Summary of Abbreviations:
CMO   Collateralized Mortgage Obligations
COLTS Continously Offered Longer Term Securities
REIT  Real Estate Investment Trust

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                         Unrealized
 Exchange                                   U.S. Value at  In Exchange  Appreciation
   Date                Contracts to Receive March 31, 1999 for U.S. $  (Depreciation)
- -------------------------------------------------------------------------------------
 4/19/99    81,577,000 Danish Krone          $11,871,554   $12,836,462    $964,908
 6/15/99   105,017,000 Danish Krone           15,323,511    15,607,092     283,581
 6/30/99     6,400,000 Euro                    6,955,516     6,920,960     (34,556)

                  See Combined Notes to Financial Statements.

                [LOGO OF EVERGREEN FOUNDATION FUND APPEARS HERE]

                            Schedule of Investments
                                 March 31, 1999


   Shares                                                             Value

 COMMON STOCKS - 65.6%
            Aerospace & Defense - 0.4%
    287,600 Boeing Co. ........................................   $    9,814,350
     35,000 Sundstrand Corp. ..................................        2,432,500
      1,000 United Technologies Corp. .........................          135,438
                                                                  --------------
                                                                      12,382,288
                                                                  --------------
            Automotive Equipment & Manufacturing - 1.9%
    155,970 Autoliv, Inc. .....................................        5,858,623
    354,066 Daimler Chrysler AG................................       30,383,289
    150,000 General Motors Corp. ..............................       13,031,250
     30,000 Genuine Parts Co. .................................          864,375
    208,800 Goodyear Tire & Rubber Co. ........................       10,400,850
      4,000 *Strattec Security Corp. ..........................          112,500
                                                                  --------------
                                                                      60,650,887
                                                                  --------------
            Banks - 6.5%
     50,000 Bancfirst Corp. ...................................        1,743,750
    127,923 Bank One Corp. ....................................        7,043,760
    183,539 BankAmerica Corp. .................................       12,962,442
    788,600 BankBoston Corp. ..................................       34,156,237
     83,000 Bankers Trust Corp. ...............................        7,324,750
    140,062 BSB Bancorp, Inc. .................................        3,411,823
     27,000 CB Bancshares, Inc. ...............................          718,875
    164,000 CCBT Bancorp, Inc. ................................        2,644,500
    301,950 Dime Bancorp, Inc. ................................        7,001,466
     16,875 First Security Corp. ..............................          325,898
    117,000 First Union Corp.**................................        6,252,187
     91,200 Firstar Corp. .....................................        8,162,400
    126,000 Fleet Financial Group, Inc. .......................        4,740,750
     43,400 Hancock Holding Co. ...............................        1,996,400
     70,801 Hibernia Corp. Cl. A...............................          929,263
    281,400 KeyCorp ...........................................        8,529,937
      3,800 M&T Bank Corp. ....................................        1,820,200
     95,000 Mellon Bank Corp. .................................        6,685,625
     40,000 Mercantile Bancorp, Inc. ..........................        1,900,000
     50,000 Mississippi Valley Bancshares, Inc. ...............        1,606,250
    349,080 National City Corp. ...............................       23,170,185
    280,500 Pacific Century Financial Corp. ...................        5,855,438
    132,300 Peoples Heritage Financial Group ..................        2,381,400
    102,000 Seacoast Banking Corp. of Florida
             Cl. A ............................................        2,728,500
     90,000 SouthTrust Corp. ..................................        3,358,125
    260,280 SunTrust Banks, Inc. ..............................       16,202,430
     65,000 U.S. Trust Corp. ..................................        4,822,188
    160,000 Webster Financial Corp. ...........................        4,620,000
    175,000 Wells Fargo Co. ...................................        6,135,938
    238,300 Wilmington Trust Corp. ............................       13,612,887
                                                                  --------------
                                                                     202,843,604
                                                                  --------------
            Building, Construction &
             Furnishings - 1.2%
    397,100 Armstrong World Industries, Inc. ..................       17,943,956
     80,800 Centex Corp. ......................................        2,696,700
    414,225 D.R. Horton, Inc. .................................        6,938,269

   Shares                                                              Value

 COMMON STOCKS - continued
            Building, Construction &
             Furnishings - continued
     17,857 Engle Homes, Inc. ..................................   $     187,498
    366,122 Lennar Corp. .......................................       8,191,980
                                                                   -------------
                                                                      35,958,403
                                                                   -------------
            Business Equipment &
             Services - 0.4%
     28,000 Automatic Data Processing, Inc. ....................       1,158,500
     82,000 *Computer Sciences Corp. ...........................       4,525,375
    120,000 *Convergys Corp. ...................................       2,055,000
     45,500 *Crescent Operating, Inc. ..........................         164,938
        603 Momentum Business Applications......................           5,389
     40,636 Paychex, Inc. ......................................       1,927,670
     30,000 Pittston Brink's Group..............................         705,000
     20,000 *Policy Management Systems Corp. ...................         612,500
     20,000 Xerox Corp. ........................................       1,067,500
                                                                   -------------
                                                                      12,221,872
                                                                   -------------
            Capital Goods - 0.7%
    185,000 Caterpillar, Inc. ..................................       8,498,438
    321,700 Deere & Co. ........................................      12,425,662
                                                                   -------------
                                                                      20,924,100
                                                                   -------------
            Chemical & Agricultural
             Products - 2.4%
     80,000 Air Products & Chemicals, Inc. .....................       2,740,000
    595,400 Du Pont (E. I.) De Nemours & Co. ...................      34,570,412
     42,000 H.B. Fuller Co. ....................................       2,475,375
    260,800 Monsanto Co. .......................................      11,980,500
    120,000 Morton International, Inc. .........................       4,410,000
     55,000 Nalco Chemical Co. .................................       1,460,938
    174,000 Pioneer Hi-Bred International, Inc. ................       6,546,750
    120,800 PPG Industries, Inc. ...............................       6,191,000
     40,000 Praxair, Inc. ......................................       1,442,500
    115,000 Schulman (A.), Inc. ................................       1,566,875
    100,560 Solutia, Inc. ......................................       1,747,230
                                                                   -------------
                                                                      75,131,580
                                                                   -------------
            Communication Systems & Services - 1.2%
     30,000 *AirTouch Communications, Inc. .....................       2,898,750
     49,800 *Ascend Communications, Inc. .......................       4,167,637
    179,100 *Cisco Systems, Inc. ...............................      19,622,644
     70,000 Lucent Technologies, Inc. ..........................       7,542,500
     39,900 *MCI WorldCom, Inc. ................................       3,533,644
      6,666 Nielsen Media Research, Inc. .......................         164,567
                                                                   -------------
                                                                      37,929,742
                                                                   -------------
            Consumer Products &
             Services - 1.3%
     35,000 Black & Decker Corp. ...............................       1,940,313
    208,150 Cendant Corp. ......................................       3,278,362
     40,065 *Consolidated Products, Inc. .......................         703,642
     10,000 Harman International Industries, Inc. ..............         367,500
     69,300 International Flavors & Fragrances, Inc. ...........       2,603,081

                [LOGO OF EVERGREEN FOUNDATION FUND APPEARS HERE]

                                 March 31, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
            Consumer Products &
             Services - continued
    130,100 *Nautica Enterprises, Inc. ........................   $    1,471,756
    224,600 Newell Rubbermaid, Inc. ...........................       10,668,500
     20,000 Premark International, Inc. .......................          658,750
    100,451 Procter & Gamble Co. ..............................        9,837,920
    221,100 Stanley Works......................................        5,665,687
    108,500 Tupperware Corp. ..................................        1,953,000
                                                                  --------------
                                                                      39,148,511
                                                                  --------------
            Diversified Companies - 0.2%
    167,100 GATX Corp. ........................................        5,503,856
      2,800 Tyco International Ltd. ...........................          200,900
                                                                  --------------
                                                                       5,704,756
                                                                  --------------
            Electrical Equipment &
             Services - 2.5%
    130,000 Applied Power, Inc. Cl. A..........................        3,542,500
    254,300 Emerson Electric Co. ..............................       13,462,006
    562,400 General Electric Co. ..............................       62,215,500
                                                                  --------------
                                                                      79,220,006
                                                                  --------------
            Electronic Equipment &
             Services - 0.6%
    226,667 AMP, Inc. .........................................       12,169,185
    162,566 *Analog Devices, Inc. .............................        4,836,338
      2,000 Texas Instruments, Inc. ...........................          198,500
                                                                  --------------
                                                                      17,204,023
                                                                  --------------
            Finance & Insurance - 11.5%
    100,000 AFLAC, Inc. .......................................        5,443,750
    294,000 Allstate Corp. ....................................       10,896,375
    110,600 AMBAC Financial Group, Inc. .......................        5,972,400
     15,000 American Bankers Insurance Group, Inc. ............          780,000
    263,000 American Express Co. ..............................       30,902,500
    294,090 American International Group, Inc. ................       35,474,606
     61,800 Chubb Corp. .......................................        3,619,163
    301,750 Citigroup, Inc. ...................................       19,274,281
    158,350 Countrywide Credit Industries, Inc. ...............        5,938,125
     40,000 FBL Financial Group, Inc. Cl. A....................          710,000
     84,000 Federal Home Loan Mortgage Corp. ..................        4,798,500
    718,000 Federal National Mortgage Assoc. ..................       49,721,500
    126,500 Frontier Insurance Group, Inc. ....................        1,502,188
    497,055 Household International, Inc. .....................       22,678,134
     32,700 Interstate/Johnson Lane, Inc. .....................        1,023,919
     50,900 J.P. Morgan & Co., Inc. ...........................        6,279,788
    155,200 John Nuveen Co. Cl. A..............................        6,499,000
    177,600 Lehman Brothers Holdings, Inc. ....................       10,611,600
     93,000 Lincoln National Corp. ............................        9,195,375
    419,100 Marsh & McLennan Co., Inc. ........................       31,091,981
     85,000 MBIA, Inc. ........................................        4,930,000
    402,400 Merrill Lynch & Co., Inc. .........................       35,587,250
    343,800 MGIC Investment Corp. .............................       12,054,487
    155,000 NAC RE Corp. ......................................        8,321,562
    110,000 Nationwide Financial Services, Inc. Cl. A..........        4,620,000

   Shares                                                              Value

 COMMON STOCKS - continued
            Finance & Insurance - continued
     15,000 Ohio Casualty Corp. ................................   $     585,000
    201,100 Paine Webber Group, Inc. ...........................       8,018,862
     39,200 Progressive Corp. Ohio..............................       5,625,200
    312,975 Raymond James Financial, Inc. ......................       6,181,256
     20,250 Reinsurance Group Of America........................         685,969
      3,500 SLM Holding Corp. ..................................         146,125
     20,000 Torchmark Corp. ....................................         632,500
    147,000 UNUM Corp. .........................................       6,991,688
     40,860 Xl Capital Ltd. ....................................       2,482,245
                                                                   -------------
                                                                     359,275,329
                                                                   -------------
            Food & Beverage Products - 0.5%
    100,000 American Stores Co. ................................       3,300,000
    240,000 Bestfoods...........................................      11,280,000
     30,000 *Corn Products International, Inc. .................         718,125
     23,027 Hershey Foods Corp. ................................       1,289,512
      3,000 *Tricon Global Restaurants, Inc. ...................         210,750
                                                                   -------------
                                                                      16,798,387
                                                                   -------------
            Forest Products - 0.1%
        800 Union Camp Corp. ...................................          53,700
     90,000 Willamette Industries, Inc. ........................       3,397,500
                                                                   -------------
                                                                       3,451,200
                                                                   -------------
            Healthcare Products &
             Services - 7.3%
    431,400 Abbott Laboratories.................................      20,194,912
    427,600 American Home Products Corp. .......................      27,900,900
     70,000 Baxter International, Inc. .........................       4,620,000
     87,600 Beckman Coulter, Inc. ..............................       3,854,400
    202,400 Bristol-Myers Squibb Co. ...........................      13,016,850
    100,000 Columbia/HCA Healthcare Corp. ......................       1,893,750
     23,000 *Covance, Inc. .....................................         576,438
    152,000 *First Health Group Corp. ..........................       2,441,500
     29,400 Glaxo Wellcome Plc, ADR.............................       1,967,963
    137,100 Guidant Corp. ......................................       8,294,550
     88,500 *Health Management Associates, Inc. Cl. A...........       1,078,594
     40,000 IMS Health, Inc. ...................................       1,325,000
    111,500 Johnson & Johnson...................................      10,446,156
    312,524 Lilly (Eli) & Co. ..................................      26,525,474
    130,000 *Lincare Holdings, Inc. ............................       3,656,250
     81,666 *Maxxim Medical, Inc. ..............................       1,541,446
    183,680 McKesson HBOC, Inc. ................................      12,122,880
     96,600 Medtronic, Inc. ....................................       6,931,050
    335,516 Merck & Co., Inc. ..................................      26,904,189
    162,000 Perkin Elmer Corp. .................................      15,724,125
     89,500 Pfizer, Inc. .......................................      12,418,125
    314,000 Schering-Plough Corp. ..............................      17,368,125
      9,200 Shared Medical System Corp. ........................         512,325
     34,900 Superior Uniform Group, Inc. .......................         436,250
     81,400 Warner-Lambert Co. .................................       5,387,662
                                                                   -------------
                                                                     227,138,914
                                                                   -------------

                [LOGO OF EVERGREEN FOUNDATION FUND APPEARS HERE]

                                 March 31, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
            Industrial Specialty Products & Services - 1.0%
    100,000 Corning, Inc. .....................................   $    6,000,000
     58,800 *Halter Marine Group, Inc. ........................          341,775
    127,000 Honeywell, Inc. ...................................        9,628,188
    190,000 Snap-on, Inc. .....................................        5,510,000
    378,000 Timken Co. ........................................        6,142,500
     50,000 Trinity Industries, Inc. ..........................        1,468,750
     38,000 *Unova, Inc. ......................................          501,125
                                                                  --------------
                                                                      29,592,338
                                                                  --------------
            Information Services & Technology - 9.0%
     38,000 *BMC Software, Inc. ...............................        1,408,375
    154,133 Compaq Computer Corp. .............................        4,884,089
     37,500 Computer Associates International, Inc. ...........        1,333,594
     60,000 *Dell Computer Corp. ..............................        2,452,500
     40,000 *EMC Corp. ........................................        5,110,000
    514,800 Hewlett-Packard Co. ...............................       34,909,875
    809,600 Intel Corp. .......................................       96,241,200
    230,000 International Business Machines Corp. .............       40,767,500
    740,000 *Microsoft Corp. ..................................       66,322,500
    224,000 *Sun Microsystems, Inc. ...........................       28,014,000
                                                                  --------------
                                                                     281,443,633
                                                                  --------------
            Leisure & Tourism - 0.3%
    292,750 Starwood Hotels & Resorts..........................        8,361,672
                                                                  --------------
            Oil/Energy - 2.0%
    100,000 Atlantic Richfield Co. ............................        7,300,000
    105,054 BP Amoco Plc.......................................       10,603,888
    153,000 Chevron Corp. .....................................       13,530,938
     66,000 Consolidated Natural Gas Co. ......................        3,213,375
    289,000 Equitable Resources, Inc. .........................        7,532,063
     86,400 Exxon Corp. .......................................        6,096,600
     71,800 Mobil Corp. .......................................        6,318,400
     86,206 *Seitel, Inc. .....................................        1,201,496
      1,200 Sonat, Inc. .......................................           36,000
    120,000 Texaco, Inc. ......................................        6,810,000
     33,877 Union Pacific Resource Group, Inc. ................          402,289
                                                                  --------------
                                                                      63,045,049
                                                                  --------------
            Oil Field Services - 0.5%
     83,430 Baker Hughes, Inc. ................................        2,028,392
     23,600 Halliburton Co. ...................................          908,600
    187,800 Schlumberger Ltd. .................................       11,303,212
                                                                  --------------
                                                                      14,240,204
                                                                  --------------
            Paper & Packaging - 0.2%
     60,000 Kimberly-Clark Corp. ..............................        2,876,250
     37,520 *Sealed Air Corp. .................................        1,845,515
                                                                  --------------
                                                                       4,721,765
                                                                  --------------

   Shares                                                            Value

 COMMON STOCKS - continued
            Printing, Publishing, Broadcasting &
             Entertainment - 1.0%
     80,000 Belo (A.H.) Corp. Ser. A..........................   $    1,460,000
    128,620 *CBS Corp. .......................................        5,265,381
     20,000 *Cox Communications, Inc. Cl. A...................        1,512,500
    107,479 Disney (Walt) Co. ................................        3,345,284
     40,000 New York Times Co. ...............................        1,140,000
    243,800 Time Warner, Inc. ................................       17,325,038
      3,000 Washington Post Co., Cl. B........................        1,564,500
                                                                 --------------
                                                                     31,612,703
                                                                 --------------
            Real Estate - 3.7%
     38,000 *Alexander's, Inc. REIT...........................        2,574,500
    111,992 Archstone Communities Trust.......................        2,253,839
     24,100 Arden Realty Group, Inc. REIT.....................          536,225
     50,000 Avalonbay Communities, Inc. REIT..................        1,581,250
     73,100 Berkshire Realty Co., Inc. REIT...................          817,806
    150,000 Boston Properties, Inc. REIT......................        4,743,750
     50,009 Bradley Real Estate, Inc. REIT....................          906,413
    140,000 Brandywine Realty Trust REIT......................        2,275,000
     28,917 Camden Property Trust REIT........................          715,696
    800,000 Canadian Hotel Properties REIT....................        4,239,815
    260,400 Capstead Mortgage Corp. REIT......................        1,399,650
    171,900 CarrAmerica Realty Corp. REIT.....................        3,792,544
    130,000 Chelsea GCA Realty, Inc. REIT.....................        3,623,750
    376,700 Crescent Real Estate Equities, Inc. REIT..........        8,099,050
    305,300 Crown American Realty Trust REIT..................        1,984,450
    200,000 Entertainment Properties Trust REIT...............        3,450,000
     42,500 Equity Residential Properties Trust REIT..........        1,753,125
    105,200 Essex Property Trust, Inc. REIT...................        2,748,350
    115,000 FelCor Lodging Trust Inc. REIT....................        2,666,562
     10,700 Gables Residential Trust REIT.....................          236,069
    174,000 Glimcher Realty Trust REIT........................        2,501,250
     28,000 Highwoods Properties, Inc. REIT...................          659,750
     72,419 *Homestead Village Properties, Inc................          176,521
     16,068 *Horizon Group Properties, Inc. REIT..............           70,298
     50,300 Indymac Mortgage Holdings, Inc. REIT..............          547,013
    140,000 Innkeepers USA Trust REIT.........................        1,303,750
    111,500 Kilroy Realty Corp. REIT..........................        2,285,750
    132,000 Kranzco Realty Trust REIT.........................        1,559,250
     45,000 Liberty Property Trust REIT.......................          933,750
    175,000 Mack-Cali Realty Corp. REIT.......................        5,140,625
    235,000 Marriott International, Inc. Cl. A................        7,901,875
    370,000 Meditrust Co. REIT................................        4,601,875
    180,086 Patriot American Hospitality, Inc. REIT...........          922,941
    200,000 Philips International Realty Corp. REIT...........        2,837,500
    278,713 Post Property, Inc. REIT..........................       10,033,668

                [LOGO OF EVERGREEN FOUNDATION FUND APPEARS HERE]

                                 March 31, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
            Real Estate - continued
    166,500 Prentiss Properties Trust REIT.....................   $    3,101,062
    220,686 Prime Retail, Inc. REIT............................        1,931,002
     76,817 Prologis Trust REIT................................        1,574,748
     90,000 Public Storage, Inc. ..............................        2,250,000
     31,250 *Sodexho Marriott Services, Inc. ..................          689,453
    100,000 Sovran Self Storage, Inc. REIT.....................        2,331,250
     70,000 Spieker Properties, Inc. REIT......................        2,467,500
     14,000 Storage USA, Inc. REIT.............................          397,250
    223,200 Sunstone Hotel Investors, Inc. REIT................        1,604,250
     32,300 Tanger Factory Outlet Centers, Inc. REIT...........          617,738
    135,000 Trizec Hahn Corp. .................................        2,480,625
      3,785 *Vornado Operating Co. ............................           22,710
     75,705 Vornado Realty Trust REIT..........................        2,611,822
     30,000 Western Investment Real Estate Trust REIT..........          311,250
                                                                  --------------
                                                                     114,264,320
                                                                  --------------
            Retailing & Wholesale - 1.8%
    130,000 *Autozone, Inc. ...................................        3,948,750
    256,511 Avnet, Inc. .......................................        9,394,715
     45,000 *Costco Companies, Inc. ...........................        4,120,312
     46,400 Dayton Hudson Corp. ...............................        3,091,400
     54,833 Dollar General Corp. ..............................        1,864,322
     77,186 Family Dollar Stores, Inc. ........................        1,775,278
     31,500 Gap, Inc. .........................................        2,120,344
    140,000 Home Depot, Inc. ..................................        8,715,000
    139,700 J. C. Penney Co., Inc. ............................        5,657,850
    216,000 Lowe's Companies, Inc..............................       13,068,000
     89,900 W.W. Grainger, Inc. ...............................        3,871,319
                                                                  --------------
                                                                      57,627,290
                                                                  --------------
            Telecommunication Services & Equipment - 0.3%
     55,000 *ICG Communications, Inc. .........................        1,100,000
     36,000 *Intermedia Communications, Inc. ..................          958,500
     60,000 *Qwest Communications International, Inc. .........        4,325,625
    106,000 *Telephone Save Holdings, Inc. ....................        1,106,375
     33,165 *Univision Communications, Inc. Cl. A..............        1,658,250
                                                                  --------------
                                                                       9,148,750
                                                                  --------------
            Thrift Institutions - 0.5%
    165,800 Golden West Financial Corp. .......................       15,833,900
                                                                  --------------
            Transportation - 1.4%
     92,200 AMR Corp. .........................................        5,399,462
     75,000 Burlington Northern Santa Fe Corp. ................        2,465,625
    113,410 Southwest Airlines Co. ............................        3,430,653
     52,000 *UAL Corp. ........................................        4,043,000
    524,000 Union Pacific Corp. ...............................       28,001,250
     35,000 *US Airways Group, Inc. ...........................        1,708,438
                                                                  --------------
                                                                      45,048,428
                                                                  --------------

   Shares                                                            Value

 COMMON STOCKS - continued
            Utilities - Electric - 1.1%
    439,500 Central Hudson Gas & Electric Corp. ..............   $   15,739,594
    104,300 Eastern Utilities Associates......................        2,952,994
    138,400 Energy East Corp. ................................        7,274,650
     33,300 Orange & Rockland Utilities, Inc. ................        1,912,669
    200,000 PacifiCorp .......................................        3,450,000
     40,000 PP&L Resources, Inc. .............................          990,000
     49,500 Public Service Enterprise Group, Inc. ............        1,890,281
     26,800 TNP Enterprises, Inc. ............................          770,500
                                                                 --------------
                                                                     34,980,688
                                                                 --------------
            Utilities - Gas - 0.2%
    276,636 Keyspan Energy....................................        6,950,480
                                                                 --------------
            Utilities - Telephone - 3.9%
     72,766 ALLTEL Corp. .....................................        4,538,779
     20,000 AT&T Corp. .......................................        1,596,250
    348,080 Bell Atlantic Corp. ..............................       17,991,385
    135,000 Cincinnati Bell, Inc. ............................        3,029,063
     65,500 Compania de Telecom de Chile SA, ADR..............        1,543,344
    612,300 Frontier Corp. ...................................       31,763,062
    311,400 GTE Corp. ........................................       18,839,700
     34,000 *McLeod USA, Inc., Cl. A..........................        1,428,000
    351,000 Sprint Corp. .....................................       34,441,875
    175,500 *Sprint Corp. (PCS Group).........................        7,776,844
                                                                 --------------
                                                                    122,948,302
                                                                 --------------
            Total Common Stocks (cost $1,295,899,169).........    2,045,803,124
                                                                 --------------
 CONVERTIBLE PREFERRED - 0.6%
            Consumer Products &
             Services - 0.1%
     70,000 Cendant Corp.
             7.50%............................................        2,016,875
                                                                 --------------
            Metal Products & Services - 0.1%
    100,000 Timet Capital Trust I 6.625%, BUCS, 144A..........        1,937,500
                                                                 --------------
            Paper & Packaging - 0.0%
     33,250 *Sealed Air Corp.
             $2.00, Ser A.....................................        1,645,875
                                                                 --------------
            Real Estate - 0.1%
     95,000 First Union Real Estate Equity 8.40%, Ser. A......        1,983,125
     76,863 Prime Retail, Inc., Series B
             8.50%............................................        1,229,808
                                                                 --------------
                                                                      3,212,933
                                                                 --------------
            Retailing & Wholesale - 0.2%
    160,000 Merrill Lynch & Co., Inc. (exchangeable for Dollar
             General Corp. common stock) 8.50% ...............        6,750,000
                                                                 --------------

                [LOGO OF EVERGREEN FOUNDATION FUND APPEARS HERE]

                                 March 31, 1999


   Shares                                                             Value

 CONVERTIBLE PREFERRED - continued
             Telecommunication Services & Equipment - 0.1%
      40,000 Qualcomm Financial Trust I
              5.75%............................................   $    3,611,200
                                                                  --------------
             Total Convertible Preferred (cost $22,244,306)....       19,174,383
                                                                  --------------
  Principal
   Amount

 CONVERTIBLE DEBENTURES - 0.2%
             Business Equipment &
              Services - 0.0%
 $   800,000 Personnel Group Of America, Inc. 5.75%, 7/1/04....          595,000
                                                                  --------------
             Environmental Services - 0.0%
     100,000 Waste Management, Inc. 4.00%, 2/1/02..............          117,875
                                                                  --------------
             Industrial Specialty Products & Services - 0.1%
   2,100,000 Robbins & Myers, Inc. 6.50%, 9/1/03...............        1,890,000
     750,000 Simula, Inc.
              8.00%, 5/1/04....................................          770,625
                                                                  --------------
                                                                       2,660,625
                                                                  --------------
             Retailing & Wholesale - 0.1%
     500,000 Home Depot, Inc.
              3.25%, 10/1/01...................................        1,388,750
                                                                  --------------
             Total Convertible Debentures (cost $4,280,000)....        4,762,250
                                                                  --------------
 CORPORATE BONDS - 0.0%
             Chemical & Agricultural
              Products - 0.0%
     210,000 Arco Chemical Co.
              10.25%, 11/1/10..................................          224,947
                                                                  --------------
             Finance & Insurance - 0.0%
     500,000 Chrysler Financial Corp.
              6.95%, 3/25/02...................................          517,040
                                                                  --------------
             Total Corporate Bonds
              (cost $765,299)..................................          741,987
                                                                  --------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.3%
             U.S. Treasury Notes & Bonds -  27.6%
             U.S. Treasury Bonds
 208,000,000 6.00%, 2/15/26....................................      211,705,104
 190,000,000 6.25%, 8/15/23....................................      198,965,720
  36,340,000 6.75%, 8/15/26....................................       40,575,899
 125,000,000 7.125%, 2/15/23...................................      144,375,000
  49,500,000 7.25%, 5/15/16....................................       56,816,744
  23,000,000 7.25%, 8/15/22....................................       26,852,500
   7,000,000 7.625%, 11/15/22..................................        8,518,125
  10,000,000 8.00%, 11/15/21...................................       12,578,130
  50,000,000 8.125%, 8/15/19...................................       62,968,750
  25,000,000 8.125%, 5/15/21...................................       31,765,625
  30,000,000 8.375%, 8/15/08...................................       33,431,250
  10,000,000 8.50%, 2/15/20....................................       13,084,380
     665,000 8.75%, 5/15/17....................................          875,514
   1,000,000 10.625%, 8/15/15..................................        1,500,625

  Principal
   Amount                                                           Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - continued
             U.S. Treasury Notes & Bonds - continued
             U.S. Treasury Notes
 $ 2,000,000 5.875%, 11/15/99................................   $    2,013,126
     350,000 5.875%, 2/15/00.................................          352,953
   2,000,000 6.00%, 6/30/99..................................        2,006,250
   1,500,000 6.00%, 8/15/99..................................        1,507,500
     500,000 6.00%, 10/15/99.................................          503,437
   1,000,000 6.125%, 9/30/00.................................        1,015,938
     500,000 6.375%, 1/15/00.................................          505,782
     900,000 6.50%, 5/31/01..................................          926,437
   1,130,000 6.50%, 8/15/05..................................        1,199,919
   1,000,000 6.625%, 3/31/02.................................        1,040,625
     500,000 6.875%, 5/15/06.................................          542,813
   3,235,000 7.50%, 11/15/01.................................        3,422,025
     600,000 7.50%, 2/15/05..................................          665,438
     700,000 7.75%, 11/30/99.................................          713,562
                                                                --------------
                                                                   860,429,171
                                                                --------------
             U.S. Government Agency Obligations - 0.7%
     500,000 Federal Home Loan Mortgage Corp.
              6.44%, 1/28/00.................................          505,273
             Federal National Mortgage Association
     500,000 5.94%, 12/12/05.................................          503,749
   1,250,000 6.21%, 8/6/38...................................        1,227,549
             Tennessee Valley Authority
   8,000,000 7.25%, 7/15/43..................................        8,212,928
  10,000,000 7.85%, 6/15/44, Ser. A..........................       10,409,520
                                                                --------------
                                                                    20,859,019
                                                                --------------
             Total U.S. Government & Agency Obligations
              (cost $842,635,275)............................      881,288,190
                                                                --------------
 SHORT-TERM INVESTMENTS - 5.0%
             Commercial Paper - 3.4%
   6,750,000 Bank Austria Inc.
              4.82%, 4/29/99.................................        6,724,695
  34,250,000 Four Winds Funding Corp.
              4.86%, 4/28/99.................................       34,125,159
   8,000,000 Goldman Sachs Group
              4.86%, 4/5/99..................................        7,995,680
  19,000,000 Procter & Gamble Co.
              4.81%, 4/1/99..................................       19,000,000
             Sigma Finance Inc.
   4,400,000 4.86%, 4/22/99..................................        4,387,526
  18,500,000 4.86%, 4/30/99..................................       18,427,572
  15,200,000 4.87%, 4/30/99..................................       15,140,370
                                                                --------------
                                                                   105,801,002
                                                                --------------
             U.S. Government Agency Obligations - 1.6%
             Federal Home Loan Bank Discount Notes
   1,600,000 4.72%, 4/16/99..................................        1,596,853
  17,360,000 4.73%, 4/21/99..................................       17,314,382
     900,000 4.74%, 4/9/99...................................          899,051
   2,500,000 4.74%, 4/14/99..................................        2,495,721

                [LOGO OF EVERGREEN FOUNDATION FUND APPEARS HERE]

                                 March 31, 1999

  Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - continued
             U.S. Government Agency Obligations - continued
 $24,900,000 Federal Home Loan Mortgage Discount Notes
              4.75%, 4/14/99..................................   $   24,857,290
   2,300,000 Federal National Mortgage Association Discount
              Notes 4.76%, 4/6/99.............................        2,298,479
                                                                 --------------
                                                                     49,461,776
                                                                 --------------
             Total Short-Term Investments
              (cost $155,262,778).............................      155,262,778
                                                                 --------------

             Total Investments -
              (cost $2,321,086,827).....................    99.7%  3,107,032,712
             Other Assets and
              Liabilities - net.........................     0.3      10,025,528
                                                           -----  --------------
             Net Assets.................................   100.0% $3,117,058,240
                                                           =====  ==============

*    Non-income producing securities
** At March 31, 1999, the Fund owned 117,000 shares of common stock of First Union Corp. at a cost of $2,358,440. During the year ended March 31, 1999, the Fund earned $196,560 in dividend income from this in-vestment. These shares were purchased by the Fund prior to the acqui-sition of the investment advisor and Lieber & Company by First Union.
144A Securities that may be resold to "qualified institutional buyers" under rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

Summary of Abbreviations:
ADR  American Depository Receipts
BUCS Beneficial Unsecured Convertible Securities
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

         [LOGO OF EVERGREEN TAX STRATEGIC FOUNDATION FUND APPEARS HERE]

                            Schedule of Investments
                                 March 31, 1999


   Shares                                                              Value

 COMMON STOCKS - 45.9%
            Automotive Equipment & Manufacturing - 0.8%
     39,151 Autoliv, Inc.........................................   $  1,470,609
     18,705 Daimler Chrysler AG..................................      1,605,123
                                                                    ------------
                                                                       3,075,732
                                                                    ------------
            Banks - 7.8%
     39,200 BancorpSouth, Inc. ..................................        627,200
     26,875 BankAmerica Corp. ...................................      1,898,047
     39,000 BankBoston Corp. ....................................      1,689,187
     50,000 CCBT Bancorp, Inc. ..................................        806,250
     35,000 Chase Manhattan Corp. ...............................      2,845,937
     30,000 *Civic Bancorp.......................................        375,000
      7,500 Comerica, Inc. ......................................        468,281
      3,000 First Union Corp. **.................................        160,313
     11,500 Fleet Financial Group, Inc. .........................        432,688
     62,000 Huntington Bancshares, Inc. .........................      1,918,125
     17,325 Interchange Financial Services Corp. ................        268,538
     41,000 KeyCorp..............................................      1,242,813
      4,000 M&T Bank Corp. ......................................      1,916,000
     19,800 National City Corp. .................................      1,314,225
     10,000 Northern Trust Corp. ................................        888,125
     15,750 One Valley Bancorp of West Virginia, Inc. ...........        549,281
     45,000 Republic New York Corp. .............................      2,075,625
     15,000 Seacoast Banking Corp. of Florida Cl. A..............        401,250
     77,255 SouthTrust Corp. ....................................      2,882,577
     58,880 Suntrust Banks, Inc. ................................      3,665,280
     65,000 Westamerica Bancorp..................................      2,055,625
     40,000 Wilmington Trust Corp. ..............................      2,285,000
                                                                    ------------
                                                                      30,765,367
                                                                    ------------
            Building, Construction & Furnishings - 2.6%
     46,000 Carlisle Companies, Inc..............................      2,150,500
     68,750 Clayton Homes, Inc...................................        760,547
     75,650 D.R. Horton, Inc. ...................................      1,267,138
     47,100 La-Z-Boy Chair Co. ..................................        894,900
     65,900 *Royal Group Technologies Ltd. ......................      1,626,906
     50,000 Ryland Group, Inc. ..................................      1,265,625
     39,100 Shelby Williams Industries, Inc. ....................        373,894
     40,000 Standard Pacific Corp. ..............................        515,000
     83,500 *Toll Brothers, Inc. ................................      1,513,437
                                                                    ------------
                                                                      10,367,947
                                                                    ------------
            Business Equipment &
             Services - 0.7%
     40,000 *Computer Sciences Corp. ............................      2,207,500
     15,000 *Convergys Corp. ....................................        256,875
     17,500 *Crescent Operating, Inc. ...........................         63,437
                                                                    ------------
                                                                       2,527,812
                                                                    ------------
            Capital Goods - 0.5%
     44,600 Caterpillar, Inc.....................................      2,048,812
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
            Chemicals & Agricultural Products - 1.2%
     20,000 Du Pont (E. I.) De Nemours & Co......................   $  1,161,250
     35,000 Monsanto Co. ........................................      1,607,812
     20,000 Schulman (A.), Inc. .................................        272,500
     56,100 Sigma-Aldrich Corp. .................................      1,640,925
                                                                    ------------
                                                                       4,682,487
                                                                    ------------
            Communication Systems & Services - 0.3%
     38,000 *Orbital Sciences Corp. .............................      1,075,875
                                                                    ------------
            Consumer Products & Services - 1.3%
     10,000 Adidas AG ADS, 144A..................................        446,139
     12,000 Gucci Group..........................................        966,000
     60,340 Newell Rubbermaid, Inc...............................      2,866,150
     34,500 St. John Knits, Inc. ................................        909,937
                                                                    ------------
                                                                       5,188,226
                                                                    ------------
            Electrical Equipment & Services - 0.5%
      6,600 Applied Power, Inc., Cl. A...........................        179,850
     15,000 Emerson Electric Co. ................................        794,063
      4,000 General Electric Co. ................................        442,500
     18,500 Thomas & Betts Corp. ................................        694,906
                                                                    ------------
                                                                       2,111,319
                                                                    ------------
            Electronic Equipment & Services - 0.8%
     57,566 AMP, Inc. ...........................................      3,090,575
                                                                    ------------
            Finance & Insurance - 10.7%
      4,400 AFLAC, Inc. .........................................        239,525
     45,700 American Bankers Insurance Group, Inc. ..............      2,376,400
     17,000 American International Group, Inc. ..................      2,050,625
     15,000 *Capital Trust Maryland..............................         73,125
     70,250 Citigroup, Inc.......................................      4,487,219
     20,000 Countrywide Credit Industries, Inc...................        750,000
      6,000 Enhance Financial Services Group, Inc................        136,500
     20,000 FBL Financial Group, Inc., Cl. A.....................        355,000
     21,000 Federal National Mortgage Assoc. ....................      1,454,250
     20,000 *FPIC Insurance Group, Inc. .........................        830,000
     52,000 Horace Mann Educators Corp. .........................      1,205,750
    105,866 Legg Mason, Inc. ....................................      3,566,361
     68,000 Lehman Brothers Holdings, Inc. ......................      4,063,000
     13,500 Lincoln National Corp. ..............................      1,334,812
     68,500 Merrill Lynch & Co., Inc. ...........................      6,057,968
     72,700 MGIC Investment Corp. ...............................      2,549,044
     35,000 Mony Group, Inc. ....................................        870,625
    118,700 Morgan Keegan, Inc. .................................      1,965,969
     30,500 NAC RE Corp. ........................................      1,637,469
     28,000 Nationwide Financial Services, Inc. Cl. A............      1,176,000
    103,800 Paine Webber Group, Inc..............................      4,139,025
      6,500 Progressive Corp. Ohio...............................        932,750
                                                                    ------------
                                                                      42,251,417
                                                                    ------------

         [LOGO OF EVERGREEN TAX STRATEGIC FOUNDATION FUND APPEARS HERE]

                                 March 31, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
            Food & Beverage
             Products - 0.2%
     40,000 Coca-Cola Co. Femsa SA, ADR........................   $     652,500
                                                                  -------------
            Healthcare Products & Services - 4.3%
     39,000 Abbott Laboratories................................       1,825,687
     39,000 *Alza Corp. .......................................       1,491,750
     40,000 American Home Products Corp........................       2,610,000
     70,700 Beckman Coulter, Inc...............................       3,110,800
     18,000 Medtronic, Inc. ...................................       1,291,500
     10,000 Merck & Co., Inc. .................................         801,875
     54,700 Perkin Elmer Corp..................................       5,309,319
     10,000 Warner-Lambert Co. ................................         661,875
                                                                  -------------
                                                                     17,102,806
                                                                  -------------
            Industrial Specialty Products & Services - 0.3%
     24,000 Furon Co. .........................................         303,000
     25,000 *Meade Instruments Corp. ..........................         265,625
     17,700 Park Electrochemical Corp. ........................         415,950
                                                                  -------------
                                                                        984,575
                                                                  -------------
            Information Services & Technology - 3.4%
     14,000 Hewlett-Packard Co. ...............................         949,375
     34,000 Intel Corp. .......................................       4,041,750
     25,000 International Business Machines Corp. .............       4,431,250
      4,000 *Network Associates, Inc. .........................         122,750
     89,000 *SCI Systems, Inc..................................       2,636,625
     10,000 *Sun Microsystems, Inc.............................       1,250,625
                                                                  -------------
                                                                     13,432,375
                                                                  -------------
            Leisure & Travel - 0.3%
     45,000 Starwood Hotels & Resorts..........................       1,285,313
                                                                  -------------
            Oil/Energy - 0.5%
     15,000 Atlantic Richfield Co..............................       1,095,000
      6,616 BP Amoco Plc.......................................         667,803
                                                                  -------------
                                                                      1,762,803
                                                                  -------------
            Oil Field Services - 0.6%
     43,000 Diamond Offshore Drilling, Inc.....................       1,359,875
     15,000 Schlumberger Ltd...................................         902,812
                                                                  -------------
                                                                      2,262,687
                                                                  -------------
            Printing, Publishing, Broadcasting &
             Entertainment - 0.1%
     46,900 Bowne & Co., Inc...................................         548,144
                                                                  -------------
            Real Estate - 2.2%
     19,300 *Alexander's, Inc. REIT............................       1,307,575
      3,485 Archstone Communities Trust........................          70,136
     39,000 Boston Properties, Inc. REIT.......................       1,233,375
     20,000 Brandywine Realty Trust REIT.......................         325,000
     60,000 Del Webb Corp......................................       1,301,250
     45,831 *Homestead Village Properties, Inc.................         111,713

   Shares                                                              Value

 COMMON STOCKS - continued
            Real Estate - continued
      1,480 Horizon Group Properties, Inc. REIT.................   $       6,475
     80,000 Indymac Mortgage Holdings, Inc. REIT................         870,000
     66,500 Kilroy Realty Corp. REIT............................       1,363,250
     30,000 Newhall Land & Farming Co...........................         716,250
     75,554 Patriot American Hospitality, Inc. REIT.............         387,214
      9,900 Prentiss Properties Trust REIT......................         184,388
         33 Prime Retail, Inc...................................             289
    115,000 Sunstone Hotel Investors, Inc. REIT.................         826,562
                                                                   -------------
                                                                       8,703,477
                                                                   -------------
            Retailing & Wholesale - 2.6%
      8,000 Avnet, Inc. ........................................         293,000
     10,000 *Barnes & Noble, Inc. ..............................         321,250
     74,700 Ethan Allen Interiors, Inc. ........................       3,104,719
     32,000 Lowe's Companies, Inc. .............................       1,936,000
     83,000 *Saks, Inc. ........................................       2,158,000
    130,000 *Sonic Automotive, Inc. ............................       2,015,000
     20,000 *Williams Sonoma, Inc. .............................         565,000
                                                                   -------------
                                                                      10,392,969
                                                                   -------------
            Thrift Institutions - 0.6%
     18,000 Bank United Corp. ..................................         735,750
     15,000 BankUnited Financial Corp. .........................         106,875
     30,000 Mech Financial, Inc. ...............................         948,750
     29,298 St. Paul Bancorp, Inc. .............................         634,485
                                                                   -------------
                                                                       2,425,860
                                                                   -------------
            Transportation - 1.2%
     13,000 *Airnet Systems, Inc. ..............................          91,000
     42,850 *Midwest Express Holdings, Inc. ....................       1,258,719
     65,000 Union Pacific Corp. ................................       3,473,437
                                                                   -------------
                                                                       4,823,156
                                                                   -------------
            Utilities - Gas - 0.7%
     70,000 Williams Companies, Inc.............................       2,765,000
                                                                   -------------
            Utilities - Telephone - 1.7%
     15,000 Cincinnati Bell, Inc................................         336,563
     81,000 Frontier Corp. .....................................       4,201,875
     18,000 Sprint Corp. .......................................       1,766,250
      9,000 *Sprint Corp. (PCS Group)...........................         398,812
                                                                   -------------
                                                                       6,703,500
                                                                   -------------
            Total Common Stocks
             (cost $152,049,647)................................     181,030,734
                                                                   -------------
 CONVERTIBLE PREFERRED STOCKS - 0.0%
            Real Estate - 0.0%
      7,080 Prime Retail, Inc. Series B
             8.50%
             (cost $181,427)....................................         113,280
                                                                   -------------

         [LOGO OF EVERGREEN TAX STRATEGIC FOUNDATION FUND APPEARS HERE]

                                 March 31, 1999

 Principal
   Amount                                                             Value

 CONVERTIBLE DEBENTURES - 0.0%
            Business Equipment &
             Services - 0.0%
 $  150,000 Personnel Group Of America, Inc. 5.75%, 7/1/04 144A
             (cost $150,000)...................................   $     111,563
                                                                  -------------
 LONG TERM MUNICIPAL OBLIGATIONS - 53.6%
            Alabama - 3.8%
  3,000,000 Alabama Wtr. Poll. Ctrl. Auth.
             5.50%, 8/15/16....................................       3,117,600
  4,000,000 Jefferson Cnty. Swr. Rev. Wts
             Series D
             5.75%, 2/1/22 (FGIC)..............................       4,270,800
  5,000,000 Jefferson Cnty. Swr. Rev.
             5.38%, 2/1/36.....................................       5,088,000
  2,500,000 Montgomery Special Care Facilities 5.00%,
             11/15/29..........................................       2,401,475
                                                                  -------------
                                                                     14,877,875
                                                                  -------------
            Alaska - 0.7%
    800,000 Alaska Hsg. Fin. Corp. Mtge. RB,
             1996 Ser. A
             6.05%, 12/1/17 (MBIA).............................         850,216
  2,000,000 Alaska Hsg. Fin. Corp. RB
             Mtge. Ser. A-1
             5.30%, 12/1/12 (MBIA).............................       2,057,320
                                                                  -------------
                                                                      2,907,536
                                                                  -------------
            Arizona - 0.1%
    500,000 City of Tucson GO RB, Ser. 1995 5.70%, 7/1/08
             (FGIC)............................................         541,520
                                                                  -------------
            California - 3.2%
  2,500,000 California Hlth. Facs. Fin.
             5.13%, 8/15/22....................................       2,508,825
  1,000,000 California Hsg. Fin. Agcy. RB
             5.30%, 8/1/28.....................................       1,008,410
    700,000 California Hsg. Fin. Agcy. RB Ser. I 5.75%, 2/1/29
             (MBIA)............................................         729,855
    500,000 California Hsg. Fin. Agcy. RB Home Mtge. Ser. L
             5.35%, 8/1/17.....................................         514,045
  1,000,000 California St. Pub. Wks. Bd.
             5.25%, 12/1/13....................................       1,051,040
  1,000,000 San Francisco Bay Trans. Tax
             5.25%, 7/1/18.....................................       1,029,040
  2,000,000 San Francisco City & Cnty. Int'l. Aprt. RB Ser.
             Issue 10-A,
             5.70%, 5/1/26 (AMT) (MBIA)........................       2,123,600
  3,150,000 San Francisco Int'l. Arpt. RB 5.25%, 5/1/13........       3,278,867
    500,000 Simi Valley Unified Sch. Dist. Refunding Capital
             Improvement Proj. COP
             5.25%, 8/1/22.....................................         519,175
                                                                  -------------
                                                                     12,762,857
                                                                  -------------
            Colorado - 0.6%
  1,000,000 Denver City & Cnty. Arpt. RB Ser. D 5.50%, 11/15/25
             (MBIA)............................................       1,036,210

 Principal
   Amount                                                             Value

 LONG TERM MUNICIPAL OBLIGATIONS - continued
            Colorado - continued
 $1,500,000 Jefferson Cnty. Sch. Dst.
             R001 (FGIC)
             5.00%, 12/15/17....................................   $  1,498,080
                                                                   ------------
                                                                      2,534,290
                                                                   ------------
            Delaware - 0.3%
  1,000,000 Delaware Econ. Dev. Auth. RB (The Osteopathic Hosp.
             Assoc. of Delaware/Riverside Hosp.), Ser. A 6.50%,
             1/1/08.............................................      1,120,210
                                                                   ------------
            District Of Columbia - 1.9%
  1,900,000 District Columbia Rev. Carnegie Endowment
             5.75%, 11/15/26....................................      1,974,176
  5,500,000 District of Columbia Arpt. Auth. RB
             Ser. B
             5.50%, 10/1/23 (AMT)...............................      5,601,035
                                                                   ------------
                                                                      7,575,211
                                                                   ------------
            Florida - 2.8%
  1,250,000 Florida Hsg. Fin. Corp. RB.
             5.35%, 1/1/21......................................      1,261,613
  2,000,000 Florida St. Brd. of Ed. Cap. Outlay 5.50%, 6/1/15...      2,091,300
  2,500,000 Gainesville Util. Sys. Rev.
             5.50%, 10/1/13.....................................      2,655,450
  2,500,000 Sunrise Florida Util. Sys. RB
             5.00%, 10/1/28.....................................      2,484,725
  2,500,000 Volusia Cnty. Sales Tax
             5.00%, 10/1/16.....................................      2,518,300
                                                                   ------------
                                                                     11,011,388
                                                                   ------------
            Illinois - 4.1%
  5,315,000 Chicago Skyway Toll Bridge
             5.50%, 1/1/23......................................      5,501,078
  2,965,000 Chicago Board of Education Chicago School Reform
             Series A
             5.25%, 12/1/18 (AMBAC).............................      3,008,348
  1,000,000 Chicago Board of Ed. GO (School Reform Proj.)
             6.75%, 12/1/09 (AMBAC).............................      1,188,870
  1,600,000 Cook Cnty., GO
             5.63%, 11/15/22....................................      1,675,120
  2,300,000 Illinois Dev. Fin. Auth.
             5.00%, 1/1/17......................................      2,305,198
  3,855,000 Illinois Dev. Fin. Auth. Rev.
             0.00%, 12/1/13.....................................      1,865,666
    450,000 Illinois Sales Tax RB Ser. V
             6.38%, 6/15/17.....................................        507,524
                                                                   ------------
                                                                     16,051,804
                                                                   ------------
            Indiana - 1.3%
  2,000,000 Indiana Hsg. Fin. Single Family Mtge. RB Ser. A-2
             5.15%, 7/1/17 (FNMA/GNMA)..........................      2,022,900
  3,000,000 Marion Cnty. Cnvtn. & Rect'l.
             5.00%, 6/1/27......................................      2,894,400
                                                                   ------------
                                                                      4,917,300
                                                                   ------------

         [LOGO OF EVERGREEN TAX STRATEGIC FOUNDATION FUND APPEARS HERE]

                                 March 31, 1999

 Principal
   Amount                                                             Value

 LONG TERM MUNICIPAL OBLIGATIONS - continued
            Maine - 0.4%
 $1,000,000 Maine Hlth. & High Edl. Facs. Auth RB Ser. B
             5.75%, 7/1/26 (AMBAC).............................   $   1,056,430
    500,000 Maine Hsg. Auth. Mtge. Purchase RB Ser. F-1
             5.50%, 11/15/29...................................         508,415
                                                                  -------------
                                                                      1,564,845
                                                                  -------------
            Massachusetts - 3.4%
    250,000 Mass. Bay Trans. Auth. General Trans. Sys. Bonds,
             Ser. 1994A
             7.00%, 3/1/08.....................................         297,300
  1,000,000 Mass. Bay Trans. Auth. (Refunding Gen. Trans. Sys.
             A)
             7.00%, 3/1/14.....................................       1,237,240
  1,000,000 Mass. Hsg. Fin. Auth. RB (AMT) Single Family Ser.
             59
             5.40%, 6/1/20 (MBIA)..............................       1,024,370
  4,750,000 Mass. St. Indstl. Fin. Agcy.
             5.25%, 7/1/27.....................................       4,805,955
  2,500,000 Mass. St. Indstl. Fin. Agcy.
             5.00%, 9/1/23.....................................       2,444,725
    250,000 Mass. Hsg. Fin. Agcy. Hsg. Proj. RRB, 1993 Ser. A
             5.95%, 10/1/08 (AMBAC)............................         266,468
  1,195,000 Mass. Tpke. Auth. RB (Western Tpke.) Ser. A
             5.55%, 1/1/17 (MBIA)..............................       1,209,937
  2,000,000 Mass. Tpke. Auth. RB Senior Ser. A
             5.13%, 1/1/23 (MBIA)..............................       1,990,320
                                                                  -------------
                                                                     13,276,315
                                                                  -------------
            Michigan - 1.6%
  1,030,000 Detroit Wtr. Supply Sys. RB Sr. Lien Ser. A
             5.75%, 7/1/11 (MBIA)..............................       1,138,881
  2,500,000 Detroit Wtr. Supply Sys. Rev.
             5.75%, 7/1/12.....................................       2,769,550
    300,000 Michigan Muni. Bond Auth. RB (Local Govt. Loan
             Proj.), Ser 1994G
             6.55%, 11/1/08 (AMBAC)............................         340,473
  2,000,000 Michigan St. Hosp. Fin. Auth. RB (FGIC)
             5.63%, 11/1/18....................................       2,076,100
                                                                  -------------
                                                                      6,325,004
                                                                  -------------
            Minnesota - 0.5%
  2,000,000 Southern Minnesota Muni. Pwr. Agcy. (MBIA)
             5.75%, 1/1/18.....................................       2,116,380
                                                                  -------------
            Missouri - 2.2%
    410,000 Missouri Hsg. Dev. Commission Single Family Mtge.
             RB (Homeownership Loan Proj.), 1996 Ser. D
             6.00%, 9/1/17 (Collateralized by GNMA or FNMA
             Certificates AMT).................................         431,275

 Principal
   Amount                                                             Value

 LONG TERM MUNICIPAL OBLIGATIONS - continued
            Missouri - continued
 $  855,000 Missouri Hsg. Dev. Commission Single Family Mtge. RB
             (Homeownership Loan Proj.), 1996 Ser. B
             6.25%, 9/1/15 (Collaterialized by GNMA or FNMA
             Certificates)......................................   $    908,044
    955,000 Missouri St. Hsg. Dev. Comm. Mtge. 5.55%, 3/1/29....        986,056
    490,000 Missouri St. Hsg. Dev. Comm. Mtge. 5.50%, 3/1/25....        494,822
    500,000 St. Louis Muni. Fin. Corp. Leasehold Rev. Imp. Bonds
             (City Justice Ctr.), Ser. 1996A
             5.95%, 2/15/16 (AMBAC).............................        542,780
  1,000,000 St. Louis Regl. Convention & Sports Complex Auth. RB
             Facs. C
             5.30%, 8/15/17 (AMBAC).............................      1,023,140
  4,000,000 University Missouri Univ. Rev.
             5.50%, 11/1/21.....................................      4,153,720
                                                                   ------------
                                                                      8,539,837
                                                                   ------------
            Nebraska - 0.2%
    785,000 Nebraska Inv. Fin. Auth. SFHRB
             5.60%, 9/1/20......................................        792,693
                                                                   ------------
            Nevada - 2.7%
  5,000,000 Clark County GO 5.00%, 11/1/14......................      5,065,450
  5,000,000 Clark County, GO 1992 Series A
             6.00%, 7/1/22 (AMBAC)..............................      5,434,350
                                                                   ------------
                                                                     10,499,800
                                                                   ------------
            New Jersey - 1.1%
  2,500,000 New Jersey Econ. Dev. Pollution (MBIA)
             6.40%, 5/1/32......................................      2,770,325
  1,400,000 New Jersey Tpke. Auth. RB Ser. C 6.50%, 1/1/16
             (MBIA).............................................      1,659,322
                                                                   ------------
                                                                      4,429,647
                                                                   ------------
            New York - 6.9%
  2,250,000 Long Island Pwr. Auth., Series A 5.50%, 12/1/29.....      2,311,695
  2,000,000 Long Island Pwr. Auth.
             5.00%, 4/1/13......................................      2,033,880
  2,500,000 Metro Trans. Auth. Commuter
             Facs. RB Ser. C-2
             5.38%, 7/1/27 (FGIC)...............................      2,578,325
    250,000 New York St. Mtge. Agcy. Homeowner Mtge. RB,
             Ser. 44 (AMT)
             6.60%, 4/1/03......................................        263,213
    920,000 New York St. Mtge. Agcy. Homeowner
             Mtge. RB,
             Ser. 56 (AMT)
             5.88%, 10/1/19.....................................        957,858
  2,500,000 New York St. Dorm. Auth. RB (AMBAC)
             5.20%, 2/15/14.....................................      2,566,300
  1,700,000 New York St. Local Govt. Assist. 5.38%, 4/1/14......      1,756,525
  3,000,000 New York St. Local Govt. Assist. 5.00%, 4/1/16......      3,007,560
    210,000 New York St. Med. Care Facs. Fin. 6.25%, 8/15/10....        228,144

         [LOGO OF EVERGREEN TAX STRATEGIC FOUNDATION FUND APPEARS HERE]

                                 March 31, 1999

 Principal
   Amount                                                             Value

 LONG TERM MUNICIPAL OBLIGATIONS - continued
            New York - continued
 $   35,000 New York St. Med. Care Facs. Fin. 6.25%, 8/15/10....   $     37,660
  2,000,000 New York St. Med. Care Facs. Fin. Refunding Hosp.
             Insured Mtge. A 5.38%, 2/15/25 (MBIA)..............      2,039,540
    500,000 New York St. Mtge. Agcy. RB (Homeowner Mtge.) Ser.
             63, 5.60%, 4/1/10 (AMT)............................        523,225
  1,000,000 New York St. Thruway Auth. RB Ser. B 5.00%, 1/1/20
             (MBIA).............................................        984,690
  2,500,000 New York St. Thruway Auth. Svc. Contract
             5.00%, 4/1/18......................................      2,484,850
  5,000,000 New York St. Urban Dev. Corp.
             5.50%, 7/1/16......................................      5,243,350
    250,000 Port Auth. of NY & NJ Consolidated Bonds, 97th Ser.
             2nd Installment 7.00%, 7/15/05 (AMT) (FGIC)........        287,585
                                                                   ------------
                                                                     27,304,400
                                                                   ------------
            North Carolina - 0.1%
    500,000 North Carolina Hsg. Fin. Agcy. Single Family Ser.
             00,
             5.80%, 9/1/12 (FHA)................................        530,150
                                                                   ------------
            North Dakota - 0.5%
  1,000,000 Mercer Cnty. Poll. Ctrl. RRB (Basin Elec. Pwr.
             Cooperative-Antelope Valley Unit 1 & Common Facs.),
             Second 1995 Ser.
             6.05%, 1/1/19 (AMBAC)..............................      1,078,870
  1,000,000 North Dakota St. Hsg. Fin. Agcy. 5.55%, 7/1/29......      1,011,590
                                                                   ------------
                                                                      2,090,460
                                                                   ------------
            Ohio - 0.4%
    500,000 Akron Econ. Dev. RB 6.00%, 12/1/12 (MBIA)...........        568,220
  1,000,000 Jefferson Cnty. GO Refunding Improvement (FSA)
             5.70%, 12/1/13.....................................      1,117,240
                                                                   ------------
                                                                      1,685,460
                                                                   ------------
            Pennsylvania - 1.7%
    500,000 Pennsylvania Convention Ctr. Auth. RB Ser. A, 1989
             Ser. A
             6.70%, 9/1/16 (FGIC)...............................        600,675
  2,000,000 Pennsylvania St. Higher Edl. Facs. (MBIA)
             5.75%, 5/1/22......................................      2,134,220
  3,000,000 Trinity Area Sch. Dist. Pennsylvania 5.00%,
             11/1/13............................................      3,020,310
  1,000,000 York Cnty. Solid Waste & Refuse Auth. Solid Waste
             Sys. RB
             5.50%, 12/1/11 (FGIC)..............................      1,083,600
                                                                   ------------
                                                                      6,838,805
                                                                   ------------
            South Carolina - 0.7%
  2,540,000 Charleston Cnty. RB
             5.13%, 8/15/14.....................................      2,594,762
                                                                   ------------

 Principal
   Amount                                                             Value

 LONG TERM MUNICIPAL OBLIGATIONS - continued
            South Dakota - 0.9%
 $1,455,000 Brookings COP
             5.10%, 12/1/18.....................................   $  1,445,965
  1,000,000 South Dakota Conserv. Dist. (AMBAC) 5.00%, 8/1/19...        983,640
  1,235,000 South Dakota Hsg. Dev. Auth. Homeownership B
             5.25%, 5/1/17......................................      1,253,611
                                                                   ------------
                                                                      3,683,216
                                                                   ------------
            Tennessee - 0.1%
    300,000 Bristol Hlth. & Edl. Facs. Board RRB (Bristol Mem.
             Hosp.), Ser. 1993 6.75%, 9/1/07 (FGIC).............        349,359
                                                                   ------------
            Texas - 2.9%
  2,500,000 Colorado River Texas Municipal Water District
             5.13%, 1/1/16......................................      2,527,850
  2,625,000 Dallas GO
             5.25%, 8/15/16.....................................      2,699,602
  1,000,000 Harris Cnty. Hlth. Facs. Hosp. RB (Memorial Hermann
             Hosp. Sys. Proj.) (FSA)
             5.50%, 6/1/10......................................      1,069,720
    500,000 Houston Wtr. Conveyance Sys. Contract COP, Ser.
             1993H 7.50%, 12/15/10 (AMBAC)......................        627,990
  1,500,000 Irving Independent Sch. Dist. GO 5.13%, 2/15/18.....      1,509,180
    460,000 Lubbock Elec. Light & Pwr. Sys. RB 4.25%, 4/15/17
             (AMBAC)............................................        418,793
    950,000 San Antonio Elec. & Gas RB 5.25%, 2/1/10............      1,001,956
     50,000 San Antonio Elec. & Gas Prerefunded RB
             5.25%, 2/1/10......................................         53,693
  1,500,000 Texas St. Dept. Hsg. & Comm. Affairs Series A
             5.25%, 7/1/18 (AMT)................................      1,501,170
                                                                   ------------
                                                                     11,409,954
                                                                   ------------
            Utah - 3.9%
  5,000,000 Intermountain Pwr. Agcy. Utah Rev. 5.00%, 7/1/20....      4,878,150
    500,000 Salt Lake City Hosp. RB (IHC Hosp., Inc.)
             6.30%, 2/15/15.....................................        577,170
    470,000 Utah Hsg. Fin. Agcy. RB (Single Family Mtge.) Ser. B
             6.00%, 7/1/16 (FHA)................................        500,648
  5,000,000 Utah St. Brd. Regents RB 5.00%, 4/1/20..............      4,879,350
  2,825,000 Utah St. Hsg. Fin. Agcy.
             5.35%, 7/1/18......................................      2,845,425
  1,500,000 Utah St. Hsg. Fin. Agcy.
             5.38%, 7/1/18......................................      1,511,205
                                                                   ------------
                                                                     15,191,948
                                                                   ------------
            Virginia - 0.7%
  2,805,000 Medical College VA Hosp. Auth. 5.13%, 7/1/18........      2,796,276
                                                                   ------------

         [LOGO OF EVERGREEN TAX STRATEGIC FOUNDATION FUND APPEARS HERE]

                                 March 31, 1999

 Principal
   Amount                                                             Value

 LONG TERM MUNICIPAL OBLIGATIONS - continued
            Washington - 1.8%
 $3,000,000 Port Seattle Passenger Facs. 5.00%, 12/1/23.........   $  2,925,060
  3,500,000 Seattle Wtr. Sys. RB
             5.50%, 6/1/18......................................      3,587,885
    500,000 Snohomish Cnty. Sch. Dist. GO 5.70%, 12/1/15
             (FGIC).............................................        533,755
                                                                   ------------
                                                                      7,046,700
                                                                   ------------
            West Virginia - 0.5%
  1,000,000 West Virginia St. Ser. A
             5.75%, 11/1/21 (FGIC)..............................      1,068,440
  1,000,000 West Virginia St. Hsg. Dev. Fund RB Ser. A
             6.05%, 5/1/27......................................      1,065,020
                                                                   ------------
                                                                      2,133,460
                                                                   ------------
            Wisconsin - 1.0%
  1,000,000 Wisconsin Clean Wtr. RB Ser. 1 6.88%, 6/1/11........      1,211,130
    500,000 Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership RB
             Ser. E 6.00%, 9/1/28 (AMT).........................        524,535
  2,000,000 Wisconsin Hsg. Econ. Dev. Auth. 5.60%, 3/1/28.......      2,037,080
                                                                   ------------
                                                                      3,772,745
                                                                   ------------

 Principal
   Amount                                                             Value

 LONG TERM MUNICIPAL OBLIGATIONS - continued
            Wyoming - 0.5%
 $2,000,000 Wyoming Cmnty. Dev. Auth. 5.45%, 12/1/29............   $  2,018,160
                                                                   ------------
            Puerto Rico - 0.1%
    385,000 Puerto Rico Hsg. Bank & Fin. Agcy. RB (Single Family
             Affordable Hsg. Mtge. Subsidy Prog.) Portfolio I
             5.85%, 4/1/09 (AMT)................................        406,152
                                                                   ------------
            Total Municipal Obligations (cost $208,928,650).....    211,696,519
                                                                   ------------
 SHORT-TERM INVESTMENTS - 0.1%
            Mutual Fund Shares - 0.1%
    382,567 Federated Tax Free Obligations Fund (at net asset
             value) (cost $382,567).............................        382,567
                                                                   ------------

            Total Investments -
             (cost $361,692,291)..........................    99.6%  393,334,663
            Other Assets and
             Liabilities - net............................     0.4     1,648,634
                                                             -----  ------------
            Net Assets....................................   100.0% $394,983,297
                                                             =====  ============

 *   Non-income producing securities
** At March 31, 1999, the Fund owned 3,000 shares of common stock of First Union Corp. at a cost of $57,890. During the year ended March 31, 1999, the Fund earned $5,040 in dividend income from this investment. These shares were purchased by the Fund prior to the acquisition of the investment advi-sor and Lieber & Company by First Union.
(a)  Less than one-tenth of one percent.
144A Securities that may be resold to "qualified institutional buyers" under rule 144A of the Securities Act of 1933. These securities have been deter-mined to be liquid under the guidelines established by the Board of Trust-ees.

Summary of Abbreviations:
ADR   American Depository Receipts
ADS   American Depository Shares
AMT   Subject to the Alternative Minimum Tax
COP   Certificates of Participation
FHA   Federal Housing Authority
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Assocociation
GNMA  Government National Mortgage Association
GO    General Obligations
RB    Revenue Bonds
REIT  Real Estate Investment Trust
RRB   Refunding Revenue Bonds
SA    Sociedad Anonyme (Spanish Corporation)
SFHRB Single Family Housing Revenue Bonds
VRDN Variable Rate Demand Notes are payable on demand at par on no more than seven calendar days' notice given by the Fund to the issuer or other parties not affiliated with the issuer. These notes normally incorporate an irrevocable letter of credit or line of credit from a major bank. Interest rates presented for these securities are those in effect as of March 31, 1999.

Municipal bond insurance companies:
AMBAC American Municipal Bond Assurance Corp.
FGIC  Financial Guarantee Insurance Corp.
MBIA  Municipal Bond Insurance Association

                  See Combined Notes to Financial Statements.

                [LOGO OF EVERGREEN BALANCED FUNDS APPEARS HERE]

                      Statements of Assets and Liabilities
                                 March 31, 1999

                             American                                   Tax Strategic
                            Retirement      Balanced      Foundation     Foundation
                               Fund           Fund           Fund           Fund
- -------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............  $184,074,864  $1,376,458,715 $2,321,086,827  $361,692,291
 Net unrealized gains on
  securities.............    19,651,835     330,068,056    785,945,885    31,642,372
- -------------------------------------------------------------------------------------
 Market value of
  securities.............   203,726,699   1,706,526,771  3,107,032,712   393,334,663
 Cash....................       174,159         266,702        354,062             0
 Receivable for
  securities sold........     2,892,335      13,212,747      6,123,728     3,888,175
 Receivable for Fund
  shares sold............       145,307         831,288      8,095,704     1,046,864
 Dividends and interest
  receivable.............     1,052,144       9,398,452     11,983,534     3,599,710
 Unrealized gains on
  forward foreign
  currency exchange
  contracts..............             0       1,248,489              0             0
 Prepaid expenses and
  other assets...........        20,673         181,606         70,380        29,669
- -------------------------------------------------------------------------------------
   Total assets..........   208,011,317   1,731,666,055  3,133,660,120   401,899,081
- -------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased..............     2,196,871       7,447,139      4,699,104     5,507,700
 Payable for Fund shares
  redeemed...............       790,315       2,472,228      9,091,315       883,525
 Payable for securities
  on loan................             0       9,459,928              0             0
 Unrealized losses on
  forward foreign
  currency exchange
  contracts..............             0          34,556              0             0
 Advisory fee payable....       134,066         631,337      1,968,976       295,781
 Distribution Plan
  expenses payable.......        41,945         252,070        471,741       113,826
 Accrued expenses and
  other liabilities......        87,531         355,929        370,744       114,952
- -------------------------------------------------------------------------------------
   Total liabilities.....     3,250,728      20,653,187     16,601,880     6,915,784
- -------------------------------------------------------------------------------------
 Net assets..............  $204,760,589  $1,711,012,868 $3,117,058,240  $394,983,297
- -------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........  $189,056,455  $1,281,084,990 $2,311,236,804  $363,744,940
 Undistributed
  (overdistributed) net
  investment income......       (18,461)        410,783        (67,644)      (11,170)
 Accumulated net
  realized gains or
  losses on securities,
  futures contracts, and
  foreign currency
  related transactions...    (3,929,240)     98,245,545     19,942,810      (392,845)
 Net unrealized gains or
  losses on securities
  and foreign currency
  related transactions...    19,651,835     331,271,550    785,946,270    31,642,372
- -------------------------------------------------------------------------------------
   Total net assets......  $204,760,589  $1,711,012,868 $3,117,058,240  $394,983,297
- -------------------------------------------------------------------------------------
 Net assets consists of
 Class A.................  $ 25,451,460  $1,240,844,016 $  380,003,120  $ 81,566,499
 Class B.................   146,945,834     433,898,024  1,431,732,453   244,486,245
 Class C.................     1,860,042       2,400,277     67,642,126    45,035,406
 Class Y.................    30,503,253      33,870,551  1,237,680,541    23,895,147
- -------------------------------------------------------------------------------------
 Total net assets........  $204,760,589  $1,711,012,868 $3,117,058,240  $394,983,297
- -------------------------------------------------------------------------------------
 Shares outstanding
 Class A.................     1,724,033     110,041,473     18,110,070     5,044,566
 Class B.................    10,003,131      38,429,428     68,578,217    15,149,753
 Class C.................       126,324         212,499      3,240,528     2,795,177
 Class Y.................     2,066,314       3,005,438     58,968,095     1,474,733
- -------------------------------------------------------------------------------------
 Net asset value per
  share
 Class A.................  $      14.76  $        11.28 $        20.98  $      16.17
- -------------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 4.75%)..............  $      15.50  $        11.84 $        22.03  $      16.98
- -------------------------------------------------------------------------------------
 Class B.................  $      14.69  $        11.29 $        20.88  $      16.14
- -------------------------------------------------------------------------------------
 Class C.................  $      14.72  $        11.30 $        20.87  $      16.11
- -------------------------------------------------------------------------------------
 Class Y.................  $      14.76  $        11.27 $        20.99  $      16.20
- -------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                [LOGO OF EVERGREEN BALANCED FUNDS APPEARS HERE]

                            Statements of Operations
                           Year Ended March 31, 1999

                             American                                 Tax Strategic
                            Retirement     Balanced      Foundation    Foundation
                               Fund          Fund           Fund          Fund
- -----------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $3,336,
  $52,629, $56,105, and
  $2,328,
  respectively)..........  $  5,352,041  $  18,745,415  $ 35,862,193   $ 2,967,348
 Interest................     5,300,851     50,856,296    63,053,333    10,124,790
- -----------------------------------------------------------------------------------
   Total investment
    income...............    10,652,892     69,601,711    98,915,526    13,092,138
 Expenses
 Advisory fee............     1,707,228      7,603,851    21,613,189     3,269,877
 Distribution Plan
  expenses...............     1,684,418      8,315,322    14,210,851     2,894,934
 Transfer agent fee......       496,868      3,294,647     5,763,098       425,857
 Administrative services
  fees...................             0        264,350             0             0
 Trustees' fees and
  expenses...............         4,980         26,974        53,099         7,026
 Organization expenses...             0              0             0         4,862
 Other...................       211,747      1,450,487     1,571,179       338,399
- -----------------------------------------------------------------------------------
  Total expenses.........     4,105,241     20,955,631    43,211,416     6,940,955
 Less: Fee credits.......        (7,514)       (60,734)      (90,680)      (16,192)
- -----------------------------------------------------------------------------------
  Net expenses...........     4,097,727     20,894,897    43,120,736     6,924,763
- -----------------------------------------------------------------------------------
 Net investment income...     6,555,165     48,706,814    55,794,790     6,167,375
- -----------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions
 Net realized gains or
  losses on:
  Securities.............    (3,871,180)   350,239,600    34,893,505      (145,766)
  Futures contracts......             0      8,277,408             0             0
  Foreign currency
   related
   transactions..........             0        193,880        (4,613)            0
- -----------------------------------------------------------------------------------
 Net realized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...    (3,871,180)   358,710,888    34,888,892      (145,766)
- -----------------------------------------------------------------------------------
 Net change in
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...   (22,833,253)  (286,664,700)   65,223,251    (2,886,895)
- -----------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...   (26,704,433)    72,046,188   100,112,143    (3,032,661)
- -----------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations.............  $(20,149,268) $ 120,753,002  $155,906,933   $ 3,134,714
- -----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                [LOGO OF EVERGREEN BALANCED FUNDS APPEARS HERE]

                      Statements of Changes in Net Assets
                           Year Ended March 31, 1999

                              American                                    Tax Strategic
                             Retirement      Balanced       Foundation     Foundation
                                Fund           Fund            Fund           Fund
- ---------------------------------------------------------------------------------------
 Operations
 Net investment income...   $  6,555,165  $   48,706,814  $   55,794,790  $  6,167,375
 Net realized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...     (3,871,180)    358,710,888      34,888,892      (145,766)
 Net change in unrealized
  gains or losses on
  securities and foreign
  currency related
  transactions...........    (22,833,253)   (286,664,700)     65,223,251    (2,886,895)
- ---------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (20,149,268)    120,753,002     155,906,933     3,134,714
- ---------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................     (1,002,690)    (40,794,518)     (7,549,144)   (1,787,162)
  Class B................     (4,353,747)    (14,038,816)    (17,590,016)   (3,343,831)
  Class C................        (64,114)        (42,716)       (829,474)     (594,293)
  Class Y................     (1,371,469)     (1,284,883)    (28,290,021)     (541,359)
 Net realized gains
  Class A................       (236,492)   (184,104,811)     (2,672,130)     (131,728)
  Class B................     (1,333,852)    (86,113,414)     (9,707,057)     (378,359)
  Class C................        (19,045)       (276,654)       (461,341)      (68,239)
  Class Y................       (302,263)     (5,578,251)     (9,222,962)      (36,526)
- ---------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (8,683,672)   (332,234,063)    (76,322,145)   (6,881,497)
- ---------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................     43,457,864     223,177,562     728,373,282   166,239,896
 Payment for shares
  redeemed...............    (51,886,973)   (493,032,834)   (542,736,621)  (76,065,961)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........      8,203,296     295,195,460      70,776,628     6,054,905
 Net asset value of
  shares issued in
  acquisition of
  CoreFund, Inc. Balanced
  Fund...................              0               0     139,832,551             0
- ---------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....       (225,813)     25,340,188     396,245,840    96,228,840
- ---------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............    (29,058,753)   (186,140,873)    475,830,628    92,482,057
 Net assets
 Beginning of period.....    233,819,342   1,897,153,741   2,641,227,612   302,501,240
- ---------------------------------------------------------------------------------------
 End of period...........   $204,760,589  $1,711,012,868  $3,117,058,240  $394,983,297
- ---------------------------------------------------------------------------------------
 Undistributed
  (overdistributed) net
  investment income......   $    (18,461) $      410,783  $      (67,644) $    (11,170)
- ---------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                [LOGO OF EVERGREEN BALANCED FUNDS APPEARS HERE]

                      Statements of Changes in Net Assets
                           Year Ended March 31, 1998

                             American                                    Tax Strategic
                            Retirement      Balanced       Foundation     Foundation
                               Fund         Fund (a)          Fund           Fund
- --------------------------------------------------------------------------------------
 Operations
 Net investment income...  $  4,985,814  $   35,345,751  $   46,106,604  $  2,888,518
 Net realized gains on
  securities and foreign
  currency related
  transactions...........     5,840,219     127,001,668      37,733,396     1,331,487
 Net change in
  unrealized gains on
  securities and foreign
  currency related
  transactions...........    31,534,034      84,015,495     507,820,113    28,378,750
- --------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............    42,360,067     246,362,914     591,660,113    32,598,755
- --------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................      (695,207)    (12,029,418)     (6,778,425)     (845,312)
  Class B................    (2,792,552)    (25,630,818)    (14,304,998)   (1,429,127)
  Class C................       (49,486)         (2,502)       (632,325)     (189,734)
  Class Y................    (1,312,760)       (263,102)    (25,594,285)     (422,361)
 Net realized gains
  Class A................      (514,560)    (25,111,250)     (6,367,014)     (424,397)
  Class B................    (2,734,907)   (168,719,950)    (19,081,303)   (1,129,269)
  Class C................       (50,154)           (135)       (836,192)     (141,334)
  Class Y................      (874,184)              0     (22,106,374)     (207,645)
- --------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........    (9,023,810)   (231,757,175)    (95,700,916)   (4,789,179)
- --------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................    86,591,263     121,903,416     691,840,878   212,133,212
 Payment for shares
  redeemed...............   (24,953,880)   (278,715,460)   (299,555,598)  (15,800,328)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........     8,459,313     199,041,548      89,801,360     4,084,131
 Net asset value of
  shares issued in
  acquisition of:
  Evergreen Balanced
   II....................             0     214,923,155               0             0
  Keystone Balanced II...             0               0       8,490,928             0
- --------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........    70,096,696     257,152,659     490,577,568   200,417,015
- --------------------------------------------------------------------------------------
   Total increase in net
    assets...............   103,432,953     271,758,398     986,536,765   228,226,591
 Net assets
 Beginning of period.....   130,386,389   1,625,395,343   1,654,690,847    74,274,649
- --------------------------------------------------------------------------------------
 End of period...........  $233,819,342  $1,897,153,741  $2,641,227,612  $302,501,240
- --------------------------------------------------------------------------------------
 Undistributed
  (overdistributed) net
  investment income......  $    235,752  $    2,779,889  $      (35,481) $     17,451
- --------------------------------------------------------------------------------------

(a) For the nine months ended March 31, 1998. Balanced Fund changed its fiscal year end from June 30 to March 31, effective March 31, 1998.

                  See Combined Notes to Financial Statements.

                [LOGO OF EVERGREEN BALANCED FUNDS APPEARS HERE]

                       Statement of Changes in Net Assets
                            Year Ended June 30, 1997

                                                                    Balanced
                                                                      Fund
- --------------------------------------------------------------------------------
 Operations
 Net investment income.........................................  $   38,677,977
 Net realized gains on securities and foreign currency related
  transactions.................................................     120,987,282
 Net change in unrealized gains on securities and foreign
  currency related transactions................................     146,568,036
- --------------------------------------------------------------------------------
  Net increase in net assets resulting from operations.........     306,233,295
- --------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class B......................................................     (38,660,044)
 Net realized gains
  Class B......................................................     (57,571,132)
- --------------------------------------------------------------------------------
  Total distributions to shareholders..........................     (96,231,176)
- --------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.....................................     200,987,044
 Payment for shares redeemed...................................    (351,020,484)
 Net asset value of shares issued in reinvestment of
  distributions................................................      84,249,628
- --------------------------------------------------------------------------------
  Net decrease in net assets resulting from capital share
   transactions................................................     (65,783,812)
- --------------------------------------------------------------------------------
   Total increase in net assets................................     144,218,307
 Net assets
 Beginning of period...........................................   1,481,177,036
- --------------------------------------------------------------------------------
 End of period.................................................  $1,625,395,343
- --------------------------------------------------------------------------------
 Undistributed net investment income...........................  $    3,239,562
- --------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                         [EVERGREEN LOGO APPEARS HERE]

                     Combined Notes to Financial Statements
1. ORGANIZATION

The Evergreen Balanced Funds consist of Evergreen American Retirement Fund ("American Retirement Fund"), Evergreen Balanced Fund ("Balanced Fund"), Ever-green Foundation Fund ("Foundation Fund"), and Evergreen Tax Strategic Founda-tion Fund ("Tax Strategic Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management in-vestment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price.

Corporate bonds, Municipal bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an independent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various rela-tionships between similar securities which are generally recognized by institu-tional traders. Securities for which valuations are not available from an inde-pendent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with simi-lar characteristics.

Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as deter-mined in good faith according to procedures established by the Board of Trust-ees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

                         [EVERGREEN LOGO APPEARS HERE]

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the mar-ket value of the securities pledged falls below the carrying value of the re-purchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines es-tablished by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, Balanced Fund, along with certain other funds managed by Evergreen In-vestment Management Company ("EIMC"), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading account. These balances are in-vested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign cur-rency exchange rates is a component of net unrealized gains or losses on secu-rities and foreign currency related transactions. Net realized gain or loss on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securities transac-tions, gains and losses on foreign currency related transactions and the dif-ference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date of investments denominated in foreign currencies is included in realized gain or loss on securities.

D. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts ("variation mar-gin") as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain or loss on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

                         [EVERGREEN LOGO APPEARS HERE]

F. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions on the trade date and will segregate with the custodian qualifying assets having a value suffi-cient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

G. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connec-tion with such loans.

H. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income may be sub-ject to foreign withholding taxes, which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

I. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

J. Distributions
Distributions from net investment income for the Funds are declared and paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for certain distributions received from investments in real estate investment trusts, gains and losses from foreign currency related transactions and for the Balanced Fund, distributions made in connection with shareholder redemptions.

Certain distributions paid during previous years have been reclassified to con-form to current year presentation.

                         [EVERGREEN LOGO APPEARS HERE]

K. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

L. Organization Expenses
Organization expenses for Tax Strategic Fund are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization ex-penses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemp-tion.

3. REORGANIZATION OF EVERGREEN BALANCED FUND

On January 23, 1998, the Balanced Fund was formed for the purpose of combining the net assets of the Evergreen Balanced Fund II (the "Evergreen Fund"), and the net assets of the Keystone Balanced Fund (the "Keystone Fund").

On January 21, 1998, prior to the Balanced Fund's acquisition of the Evergreen Fund's net assets, the Evergreen Fund transferred substantially all of its net assets related to its Class Y shares to an Evergreen Select Balanced Fund, an institutional balanced fund, through a redemption-in-kind in the amount of ap-proximately $737 million.

The Fund acquired all of the remaining assets and identified liabilities of the Evergreen Fund in exchange for Class A, Class B, Class C and Class Y shares of the Fund. Also, the Balanced Fund acquired all of the assets and certain lia-bilities of the Keystone Fund in exchange for Class A, Class B and Class C shares of the Fund. These acquisitions were accomplished through tax-free ex-changes of the respective shares of the Funds. The value of net assets ac-quired, number of shares issued and unrealized appreciation acquired were as follows:

                                 Value of Net   Number of
                                    Assets        Shares     Unrealized
         Acquired Fund             Acquired       Issued    Appreciation
         ---------------------------------------------------------------
         Evergreen Fund........ $  214,923,155   17,901,009 $ 17,787,797
         Keystone Fund.........  1,616,348,537  134,623,096  494,838,638

The net assets of the Fund immediately after the acquisition was $1,831,271,692.

Prior to the acquisition, the Keystone Fund added three classes of shares des-ignated as Class A, Class C and Class Y designated its existing class of shares as Class B. Shareholders of the Keystone Fund who, on January 16, 1998, held Class B shares purchased before January 1, 1995 and certain other non-commissionable Class B shares had such shares converted to Class A shares hav-ing an aggregate value equal to that of the shareholder's Class B shares prior to the conversion.

At the conclusion of the Balanced Fund's acquisition of the net assets of the Evergreen Fund and Keystone Fund, the surviving records of the Fund for ac-counting and performance purposes is the Keystone Fund and for taxation pur-poses is the Evergreen Fund.

4. ACQUISITIONS

Effective at the close of business on July 24, 1998, Foundation Fund acquired the net assets of CoreFunds, Inc. Balanced Fund, an open-end management invest-ment company registered under the 1940 Act in an exchange of shares. The net assets were exchanged through a non-taxable exchange for 321,554 Class A, 49,982 Class B and 6,470,202 Class Y shares, of Foundation Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreci-ation of $29,739,766. The net assets of Foundation Fund and CoreFunds Inc. Bal-anced Fund prior to the acquisition were $2,784,240,332 and $139,832,551, re-spectively. The aggregate net assets of Foundation Fund immediately after the acquisition were $2,924,072,883.

Effective at the close of business on July 17, 1997, Foundation Fund acquired the net assets of Keystone Balanced Fund II, an open-end management investment company registered under the 1940 Act in an exchange of shares. The net assets were exchanged through a non-taxable exchange for 111,203 Class A,

                         [EVERGREEN LOGO APPEARS HERE]

316,984 Class B and 36,146 Class C shares, of Foundation Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $1,216,239. The aggregate net assets of Foundation Fund immediately after the acquisition were $1,993,257,978.

5. INVESTMENT ADVISORY AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

Evergreen Asset Management Corp. ("EAMC"), a wholly-owned subsidiary of First Union, serves as the investment advisor to the American Retirement Fund, Foun-dation Fund, and Tax Strategic Fund and is paid an advisory fee that is com-puted daily and paid monthly based on each Fund's average daily net assets, in accordance with the following schedules:

                   Foundation Fund and                       American
                   Tax Strategic Fund                    Retirement Fund
            --------------------------------------------------------------------
         First $750 million.............  0.875%  First $750 million...... 0.75%
         Next $250 million..............  0.750%  Over $750 million....... 0.70%
         Over $1 billion................  0.700%

Lieber & Company, an affiliate of First Union, is the investment sub-advisor to American Retirement Fund, Foundation Fund, and Tax Strategic Fund and also pro-vides brokerage services with respect to substantially all security transac-tions of the Funds effected on the New York or American Stock Exchanges. For the year ended March 31, 1999, American Retirement Fund, Foundation Fund, and Tax Strategic Fund incurred brokerage commissions of $182,233, $719,827 and $300,137 with Lieber & Company. Lieber & Company is reimbursed by EAMC for pro-viding investment sub-advisory services at no additional expense to the Funds.

EIMC is the investment advisor for Balanced Fund. In return for providing in-vestment advisory and administrative services the Balanced Fund pays EIMC an advisory fee that is calculated daily and paid monthly. The advisory fee is computed at an annual rate of 1.50% of Balanced Fund's gross investment income plus an amount determined by applying percentage rates starting at 0.60% and declining to 0.30% per annum, as net assets increase, to the daily net assets of the Balanced Fund.

Evergreen Investment Services ("EIS"), an indirectly wholly-owned subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and af-filiated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the Funds are entitled to an annual fee based on the average daily net assets of the Funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net assets of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of the Fund. For American Retirement Fund, Foundation Fund, and Tax Strategic Fund the administration and sub-administration fee is paid by their investment advisor and is not a fund expense.

For the year ended March 31, 1999, Balanced Fund reimbursed EIMC $264,350 for providing certain administrative and accounting services.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

                         [EVERGREEN LOGO APPEARS HERE]

6. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid at least quarterly.

During the year ended December 31, 1998, amounts paid or accrued to EDI pursu-ant to each Fund's Class A, Class B, and Class C Distribution Plans were as follows:

                                          Class A     Class B   Class C
                                         -------------------------------
         American Retirement Fund....... $   71,913 $ 1,587,473 $ 25,032
         Balanced Fund..................  3,008,956   5,291,662   14,704
         Foundation Fund................    892,137  12,722,587  596,127
         Tax Strategic Fund.............    206,189   2,290,324  398,421

With respect to Class B, and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

7. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

American Retirement Fund

                                   Year Ended                Year Ended
                                 March 31, 1999            March 31, 1998
                             ------------------------  -----------------------
                               Shares       Amount      Shares       Amount
- -------------------------------------------------------------------------------
Class A
Shares sold.................    408,785  $  6,573,365    776,394  $ 11,977,023
Shares redeemed.............   (499,948)   (7,611,947)  (175,621)   (2,728,081)
Shares issued in
 reinvestment of
 distributions..............     78,418     1,194,727     73,985     1,168,200
- -------------------------------------------------------------------------------
Net increase (decrease).....    (12,745)      156,145    674,758    10,417,142
- -------------------------------------------------------------------------------
Class B
Shares sold.................  2,093,094    33,230,901  4,220,724    64,924,905
Shares redeemed............. (1,977,267)  (30,034,353)  (651,898)  (10,105,217)
Shares issued in
 reinvestment of
 distributions..............    360,496     5,461,155    340,081     5,338,212
- -------------------------------------------------------------------------------
Net increase................    476,323     8,657,703  3,908,907    60,157,900
- -------------------------------------------------------------------------------
Class C
Shares sold.................     62,778     1,016,060     80,905     1,241,277
Shares redeemed.............   (108,490)   (1,678,195)   (49,433)     (711,589)
Shares issued in
 reinvestment of
 distributions..............      5,226        79,493      6,217        97,713
- -------------------------------------------------------------------------------
Net increase (decrease).....    (40,486)     (582,642)    37,689       627,401
- -------------------------------------------------------------------------------
Class Y
Shares sold.................    167,223     2,637,538    542,883     8,448,058
Shares redeemed.............   (818,632)  (12,562,478)  (749,260)  (11,408,993)
Shares issued in
 reinvestment of
 distributions..............     96,218     1,467,921    117,732     1,855,188
- -------------------------------------------------------------------------------
Net decrease................   (551,191)   (8,457,019)   (88,645)   (1,105,747)
- -------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 capital share
 transactions...............             $   (225,813)            $ 70,096,696

- ------------------------------------------------------------------------------

                         [EVERGREEN LOGO APPEARS HERE]

Balanced Fund

                                 Year Ended                  Period Ended                 Year Ended
                               March 31, 1999             March 31, 1998 (a)             June 30, 1997
                          --------------------------  ---------------------------  --------------------------
                            Shares        Amount        Shares         Amount        Shares        Amount
- --------------------------------------------------------------------------------------------------------------
Class A
Shares sold.............   12,998,481  $ 147,893,792      740,667  $    9,401,463            0  $           0
Shares redeemed.........  (20,007,662)  (241,408,480)  (4,919,924)    (61,467,813)           0              0
Shares issued in
 reinvestment of
 distributions..........   17,759,884    197,162,184    2,175,164      26,275,982            0              0
Automatic conversion of
 Class B shares to Class
 A shares...............            0              0   97,487,277   1,205,409,703            0              0
Shares issued in
 acquisition of
 Evergreen Balanced Fund
 II.....................            0              0    3,807,586      45,716,406            0              0
- --------------------------------------------------------------------------------------------------------------
Net increase............   10,750,703    103,647,496   99,290,770   1,225,335,741            0              0
- --------------------------------------------------------------------------------------------------------------
Class B
Shares sold.............    5,776,852     70,031,992    8,761,830     111,415,080   16,959,452    200,987,044
Shares redeemed.........  (20,690,767)  (241,461,335) (15,656,468)   (202,986,801) (29,517,723)  (351,020,484)
Shares issued in
 reinvestment of
 distributions..........    8,339,827     92,447,046   13,954,804     172,765,442    7,405,182     84,249,628
Automatic conversion of
 Class B shares to Class
 A shares...............            0              0  (97,487,277) (1,205,409,703)           0              0
Shares issued in
 acquisition of
 Evergreen Balanced Fund
 II.....................            0              0    9,896,507     118,815,736            0              0
- --------------------------------------------------------------------------------------------------------------
Net decrease............   (6,574,088)   (78,982,297) (80,530,604) (1,005,400,246)  (5,153,089)   (65,783,812)
- --------------------------------------------------------------------------------------------------------------
Class C
Shares sold.............      169,732      2,053,953       21,656         270,797            0              0
Shares redeemed.........      (49,785)      (594,203)      (1,672)        (21,003)           0              0
Shares issued in
 reinvestment of
 distributions..........       28,180        311,824           10             124            0              0
Shares issued in
 acquisition of
 Evergreen Balanced Fund
 II.....................            0              0       44,378         532,825            0              0
- --------------------------------------------------------------------------------------------------------------
Net increase............      148,127      1,771,574       64,372         782,743            0              0
- --------------------------------------------------------------------------------------------------------------
Class Y
Shares sold.............      261,048      3,197,825       65,370         816,075            0              0
Shares redeemed.........     (784,486)    (9,568,816)  (1,167,179)    (14,239,843)           0              0
Shares issued in
 reinvestment of
 distributions..........      478,147      5,274,406            0               0            0              0
Shares issued in
 acquisition of
 Evergreen Balanced Fund
 II.....................            0              0    4,152,538      49,858,189            0              0
- --------------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............      (45,291)    (1,096,585)   3,050,729      36,434,421            0              0
- --------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions...........               $  25,340,188               $  257,152,659               $ (65,783,812)

- ------------------------------------------------------------------------------
(a) For the nine months ended March 31, 1998. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 1998.

                         [EVERGREEN LOGO APPEARS HERE]

Foundation Fund

                                 Year Ended                  Year Ended
                               March 31, 1999              March 31, 1998
                          --------------------------  -------------------------
                            Shares        Amount        Shares       Amount
- --------------------------------------------------------------------------------
Class A
Shares sold.............    5,707,085  $ 116,332,291   5,521,670  $ 103,759,687
Shares redeemed.........   (5,528,399)  (112,531,601) (2,914,232)   (53,799,294)
Shares issued in
 reinvestment of
 distributions..........      480,589      9,839,057     689,871     12,869,510
Shares issued in
 acquisition of
 CoreFunds, Inc.
 Balanced Fund..........      321,554      6,566,886           0              0
Shares issued in
 acquisition of Keystone
 Balanced Fund II.......            0              0     111,203      2,040,162
- --------------------------------------------------------------------------------
Net increase............      980,829     20,206,633   3,408,512     64,870,065
- --------------------------------------------------------------------------------
Class B
Shares sold.............   20,450,695    415,256,001  19,625,977    367,905,222
Shares redeemed.........   (8,458,046)  (170,363,447) (4,438,949)   (81,802,033)
Shares issued in
 reinvestment of
 distributions..........    1,292,568     26,379,301   1,744,118     32,347,483
Shares issued in
 acquisition of
 CoreFunds, Inc.
 Balanced Fund..........       49,982      1,015,265           0              0
Shares issued in
 acquisition of Keystone
 Balanced Fund II.......            0              0     316,984      5,790,704
- --------------------------------------------------------------------------------
Net increase............   13,335,199    272,287,120  17,248,130    324,241,376
- --------------------------------------------------------------------------------
Class C
Shares sold.............    1,358,670     27,583,261   1,016,989     19,227,162
Shares redeemed.........     (646,190)   (13,071,227)   (405,258)    (7,403,302)
Shares issued in
 reinvestment of
 distributions..........       59,528      1,214,951      74,186      1,375,625
Shares issued in
 acquisition of Keystone
 Balanced Fund II.......            0              0      36,146        660,062
- --------------------------------------------------------------------------------
Net increase............      772,008     15,726,985     722,063     13,859,547
- --------------------------------------------------------------------------------
Class Y
Shares sold.............    8,320,162    169,201,729  10,695,459    200,948,807
Shares redeemed.........  (12,069,787)  (246,770,346) (8,434,531)  (156,550,969)
Shares issued in
 reinvestment of
 distributions..........    1,628,347     33,343,319   2,313,662     43,208,742
Shares issued in
 acquisition of
 CoreFunds, Inc.
 Balanced Fund..........    6,470,202    132,250,400           0              0
- --------------------------------------------------------------------------------
Net increase............    4,348,924     88,025,102   4,574,590     87,606,580
- --------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 capital share
 transactions...........               $ 396,245,840              $ 490,577,568

- ------------------------------------------------------------------------------

Tax Strategic Fund

                                  Year Ended                Year Ended
                                March 31, 1999            March 31, 1998
                            ------------------------  -----------------------
                              Shares       Amount      Shares       Amount
- ------------------------------------------------------------------------------
Class A
Shares sold................  2,373,800  $ 38,260,527  3,458,299  $ 53,040,118
Shares redeemed............ (1,712,788)  (27,167,670)  (371,701)   (5,726,480)
Shares issued in
 reinvestment of
 distributions.............    110,933     1,765,631     77,658     1,200,787
- ------------------------------------------------------------------------------
Net increase...............    771,945    12,858,488  3,164,256    48,514,425
- ------------------------------------------------------------------------------
Class B
Shares sold................  5,907,847    94,740,617  8,736,220   134,105,426
Shares redeemed............ (2,307,135)  (36,564,880)  (423,863)   (6,502,615)
Shares issued in
 reinvestment of
 distributions.............    217,074     3,451,970    154,897     2,385,102
- ------------------------------------------------------------------------------
Net increase...............  3,817,786    61,627,707  8,467,254   129,987,913
- ------------------------------------------------------------------------------
Class C
Shares sold................  1,684,267    26,890,534  1,515,720    23,364,146
Shares redeemed............   (625,888)   (9,938,022)  (212,250)   (3,128,629)
Shares issued in
 reinvestment of
 distributions.............     37,777       599,814     19,807       305,243
- ------------------------------------------------------------------------------
Net increase...............  1,096,156    17,552,326  1,323,277    20,540,760
- ------------------------------------------------------------------------------
Class Y
Shares sold................    395,815     6,348,218    105,640     1,623,522
Shares redeemed............   (149,296)   (2,395,389)   (29,733)     (442,604)
Shares issued in
 reinvestment of
 distributions.............     14,888       237,490     12,558       192,999
- ------------------------------------------------------------------------------
Net increase...............    261,407     4,190,319     88,465     1,373,917
- ------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions........             $ 96,228,840             $200,417,015

- ------------------------------------------------------------------------------

                         [EVERGREEN LOGO APPEARS HERE]

8. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended March 31, 1999:

                               Cost of Purchases          Proceeds from Sales
                              ---------------------------------------------------
                              U.S.        Non-U.S.        U.S.        Non-U.S.
                           Government    Government    Government    Government
                              ---------------------------------------------------
         American
          Retirement
          Fund..........  $ 37,032,389 $   32,768,436 $ 87,494,393 $   92,171,898
         Balanced Fund..   321,112,321  1,447,836,648  219,667,233  1,771,974,147
         Foundation
          Fund..........   268,425,494    492,658,362            0    267,146,924
         Tax Strategic
          Fund..........             0    351,226,897            0    237,022,731

The Balanced Fund loaned securities during the year ended March 31, 1999 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are in-cluded in interest income. At March 31, 1999, the value of securities on loan and the value of collateral amounted to $9,186,293 and $9,459,928, respective-ly. During the year ended March 31, 1999, Balanced Fund earned $66,125 in in-come from securities lending.

On March 31, 1999, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

                                            Gross        Gross     Net Unrealized
                               Tax        Unrealized   Unrealized   Appreciation
                               Cost      Appreciation Depreciation (Depreciation)
                             ----------------------------------------------------
         American
          Retirement
          Fund..........  $  184,137,658 $ 29,613,003 $10,023,962   $ 19,589,041
         Balanced Fund..   1,378,817,665  346,464,046  18,754,940    327,709,106
         Foundation
          Fund..........   2,318,644,782  876,911,976  88,524,046    788,387,930
         Tax Strategic
          Fund..........     361,764,774   41,958,753  10,388,864     31,569,889

As of March 31, 1999, the American Retirement Fund had capital loss carryovers for federal income tax purposes of $13,000 expiring 2007.

In addition to capital loss carryovers, capital and currency losses incurred after October 31 within a Fund's fiscal year-end are deemed to arise on the first business day of the Fund's following fiscal year. For the fiscal year ended March 31, 1999, American Retirement Fund and Tax Strategic Fund have in-curred and elected to defer $3,853,673 and $320,362 of capital loss, respec-tively, Foundation Fund has incurred and elected to defer $3,471 of currency loss.

9. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average net assets were as follows:

                                                    Total
                                                 Fee Credits % of Average
                                                  Received    Net Assets
                                              --------------------------
         American Retirement Fund...............   $ 7,514      0.00%
         Balanced Fund..........................    60,734      0.00%
         Foundation Fund........................    90,680      0.00%
         Tax Strategic Fund.....................    16,192      0.00%

                         [EVERGREEN LOGO APPEARS HERE]

10. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

11. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capi-tal Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administra-tive agent is entitled to a fee of $20,000 per annum which is allocated to all of the Evergreen Funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an additional unsecured credit facility in the aggregate amount of $150 million ($125 million committed and $25 million uncommitted). The remaining terms and conditions of the agreement are unaffect-ed.

The Funds did not borrow under these agreements during the year ended March 31, 1999.

12. SUBSEQUENT EVENTS

On May 13, 1999, American Retirement Fund filed an Agreement and Plan of Reor-ganization with the Securities and Exchange Commission which provides for the acquisition of all the assets of the Fund and the assumption of identified lia-bilities by Evergreen Income and Growth Fund, a series of the Evergreen Equity Trust. A special meeting of shareholders to vote on the above proposal is scheduled for July 23, 1999. Materials for this meeting will be mailed, to shareholders of record on May 5, 1999, on or about June 2, 1999.

                         [EVERGREEN LOGO APPEARS HERE]

                          Independent Auditors' Report

The Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen American Retirement Fund, Ev-ergreen Balanced Fund, Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund, portfolios of Evergreen Equity Trust, as of March 31, 1999, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two year period then ended and for the year ended June 30, 1997 for the Evergreen Balanced Fund and financial highlights for each of the years or periods as indicated on pages 23 to 30. These financial statements and financial highlights are the responsi-bility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green American Retirement Fund, Evergreen Balanced Fund, Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund as of March 31, 1999, the re-sults of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with generally accepted accounting principles.



                                                KPMG LLP


Boston, Massachusetts
April 30, 1999

                         [EVERGREEN LOGO APPEARS HERE]

                       Additional Information (Unaudited)

FEDERAL TAX STATUS OF DIVIDENDS (Unaudited)

Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following amounts as long-term 20% capital gains for the fiscal year ended March 31, 1999:

                                                     Aggregate  Per Share
                                                    ----------- ---------
         American Retirement Fund..................   1,873,983   0.135
         Balanced Fund............................. 274,987,297   2.026
         Foundation Fund...........................  20,471,594   0.140
         Tax Strategic Fund........................     445,856   0.018

For corporate shareholders, the following percentages of ordinary income divi-dends paid during the fiscal year ended March 31, 1999 qualified for the divi-dends received deduction:

         American Retirement Fund.................................  78.14%
         Balanced Fund............................................  28.94%
         Foundation Fund..........................................  42.86%
         Tax Strategic Fund....................................... 100.00%

For the fiscal year ended March 31, 1999, the percentage representing the por-tion of dividends exempt from federal income tax, other than alternative mini-mum tax for Tax Strategic Fund is 75.39%.

YEAR 2000 (Unaudited)

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
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Tax Advantaged
Short Intermediate Municipal Fund
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Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
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Maryland Municipal Bond Fund
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Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
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Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898




www.evergreen-funds.com

67432                                                            543690  05/99


[LOGO OF EVERGREEN                                           BULK RATE
 FUNDS/SM/ APPEARS HERE]                                   U.S. POSTAGE
                                                               PAID
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                                                        Semiannual Report
                                                        as of September 30, 1999


                                   Evergreen

                                       Balanced Funds

                         [LOGO OF EVERGREEN FUNDS/SM/]
                                                    SINCE 1932

                               Table of Contents

Letter to Shareholders ....................................................    1

Evergreen Balanced Fund

   Fund at a Glance .......................................................    2

   Portfolio Manager Interview ............................................    3

Evergreen Foundation Fund

   Fund at a Glance .......................................................    7

   Portfolio Manager Interview ............................................    8

Evergreen Tax Strategic Foundation Fund

   Fund at a Glance .......................................................   11

   Portfolio Manager Interview ............................................   12

Financial Highlights

   Evergreen Balanced Fund ................................................   16

   Evergreen Foundation Fund ..............................................   18

   Evergreen Tax Strategic Foundation Fund ................................   20

Schedule of Investments

   Evergreen Balanced Fund ................................................   22

   Evergreen Foundation Fund ..............................................   28

   Evergreen Tax Strategic Foundation Fund ................................   32

Statements of Assets and Liabilities ......................................   39

Statements of Operations ..................................................   40

Statements of Changes in Net Assets .......................................   41

Combined Notes to Financial

Statements ................................................................   43


                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money


Mutual Funds:   NOT FDIC INSURED       May lose value . Not bank guaranteed

                          Evergreen Distributor, Inc.
     EvergreenSM is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                 November 1999




       [PHOTO]

William M. Ennis President
and CEO

Dear Shareholders,

We are pleased to provide the Evergreen Balanced Funds semiannual report, which covers the six-month period ended September 30, 1999.

Uncertainty over Interest Rates Influences the Markets

Although the U.S. economy is in the ninth year of economic expansion, many believe that valuation levels in some sectors of the stock market are just not sustainable. The S&P 500 continued to advance in the first half of 1999, dominated by the performance of a very small group of large-cap stocks. By the 3rd quarter of 1999, rising interest rates dampened performance of stocks across the board. Investors' inflation fears and continued doubts about the ability of U.S. companies to sustain significant growth in earnings prompted an October sell-off.

The Federal Reserve Bank's "tightening bias" leads many to anticipate further interest rate increases in order to stem even the slightest inflationary pressure. Additional interest rate hikes would likely have a negative effect on stock prices, which could restrain consumer spending; however, many investors are waiting for just such a scenario to take place, so they can take advantage of lower stock prices as a buying opportunity. Bonds appear relatively attractive over the long term compared to other asset classes, particularly because "real" interest rates are high by historical standards.

We believe that the economy is still fundamentally strong, and that inflation will stay contained, producing only moderate upward pressure on interest rates. We remain cautiously optimistic about the prospects for continued growth in the markets.

Evergreen Funds is Ready for the Year 2000/1/

We have been addressing the Year 2000 challenge since February of 1996 and have committed the time, resources and people necessary to prepare for any ramifications from the millennium bug. Today, we are confident that our preparations will enable us to continue to deliver the high-quality Evergreen products and services on which our shareholders rely. In addition, Evergreen portfolio managers have placed great emphasis on monitoring portfolios for Y2K readiness.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should make it simple for you to choose the most appropriate for your portfolio.

We would like to thank you for your continued investment in Evergreen Funds.

Sincerely,


/s/
  --------------------------

William M. Ennis
President and CEO
Evergreen Investment Company


/1/ The information above constitutes Year 2000 readiness disclosure.

                                   EVERGREEN
                                  Balanced Fund

                   Fund at a Glance as of September 30, 1999

"The Fund performed in line with the markets during a period of rising interest rates and uncertainty about the pace of economic growth."



                                   Portfolio
                                  Management
                             --------------------


                        [PHOTO]                 [PHOTO]

                     Gary E.Pzegeo         Judith A.Warners
                 Tenure: January 1999    Tenure: August 1998


                           CURRENT INVESTMENT STYLE/1/

[GRAPHIC]  Morningstar's Style Box is based on a portfolio date as of 9/30/1999.
           The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

[GRAPHIC]  The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

           /1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes A, C and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.



--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date 9/11/1935   Class A    Class B    Class C    Class Y
Class Inception Date                1/20/1998  9/11/1935  1/22/1998  1/26/1998
Average Annual Returns*
6 months with sales charge            -4.93%    -5.43%      -1.57%      n/a
6 months w/o sales charge             -0.21%    -0.50%      -0.59%     0.00%
1 year with sales charge               5.28%     5.14%       8.74%      n/a
1 year w/o sales charge               10.50%     9.66%       9.65%    10.79%
3 years                               11.70%    12.02%      12.70%    13.83%
5 years                               14.12%    14.19%      14.38%    15.53%
10 years                              10.62%    10.30%      10.26%    11.43%
Since Portfolio Inception              8.56%     8.45%       8.41%     8.72%
Maximum Sales Charge                   4.75%     5.00%       1.00%      n/a
                                    Front End    CDSC        CDSC
30-day SEC yield                       2.48%     1.84%       1.84%     2.88%
6-month income dividends
per share                             $0.15     $0.11       $0.11     $0.16

* Adjusted for maximum applicable sales charge unless noted.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                     CPI           LBGCBI         S&P 500        Class B
   9/30/89         10,000          10,000          10,000         10,000
   9/30/90         10,616          10,675           9,060          9,477
   9/30/91         10,976          12,368          11,879         11,581
   9/30/92         11,304          14,005          13,188         12,468
   9/30/93         11,608          15,608          14,897         13,894
   9/30/94         11,952          14,961          15,447         13,589
   9/30/95         12,256          17,109          20,038         16,039
   9/30/96         12,624          17,879          24,115         18,584
   9/30/97         12,896          19,593          33,861         22,994
   9/30/98         13,088          22,115          36,888         24,309
   9/30/99         13,400          21,752          46,652         26,658


Comparison of a $10,000 investment in Evergreen Balanced Fund Class B shares/2/, versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Government/Corporate Bond Index (LBGCBI) and the Consumer Price Index (CPI).

The S&P 500 and the LBGCBI are unmanaged indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                                  Balanced Fund

                          Portfolio Manager Interview


How did the Fund perform?

The Evergreen Balanced Fund performed in line with the markets during a period of rising interest rates and uncertainty about the pace of economic growth. For the six-month period ended September 30, 1999, the Balanced Fund's Class A shares had a total return of -0.21% compared to -0.56% return for the Lehman Brothers. Government/Corporate Bond Index and 0.36% for the S&P 500 Index.. During the same six-month period, the average balanced fund had a return of - 0.15%, according to Lipper Inc., an independent monitor of mutual fund performance. Fund performance is before the deduction of any applicable sales charges.

                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)

Total Net Assets                                                  $1,557,683,144
Number of Holdings                                                           222
Beta                                                                        0.56
P/E Ratio                                                                  28.7x


What was the investment environment like during the six months that ended September 30?

It was a time of worry and rising interest rates. Very strong economic growth in the final quarter of 1998 and first quarter of 1999 led to concern that the U.S. economy might be overheating and that long-dormant inflationary pressures might begin to rise. In both June and August, the U.S. Federal Reserve Board responded to strong growth in the Gross Domestic Product and heavy consumer spending by raising short-term interest rates as a pre-emptive strike against inflation.

During the six-month period, the yields of the 30-year Treasury rose from 5.62% to 6.05%, while yields on the 10-year Treasury rose from 5.23% to 5.88%. While there was not evidence of a strong pickup in inflation, there were pockets of rising prices, most notably in energy. During the six months, the price of a barrel of crude oil rose by 50%.

This created uncertainty in the bond market, which was concerned about how far the Federal Reserve might go to raise interest rates. Corporate bonds, especially higher-grade securities, were hurt both by this uncertainty and by an unusually heavy supply of new bonds in the market. During the six months, Treasuries outperformed both high grade and high yield corporate bonds. However, high-grade bonds tended to underperform high yield bonds, which were helped by their yield premiums. Mortgage-backed securities, which tend to have shorter duration and therefore are less sensitive to interest rate increases, outperformed both corporate and government bonds.



--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                    (as a percentage of 9/30/1999 net assets)

[PIE CHART]    Common Stock -- 60.7%
               Corporate Bonds & Notes -- 14.5%
               Collateralized Mortgage Obligations -- 5.7%
               Treasury Bonds & Notes -- 4.8%
               Asset-Backed Securities -- 4.5%
               Foreign Bonds (U.S. and Non-U.S. Dollars) -- 3.4%
               Mortgage-Backed Securities -- 3.0%
               Cash and Short-Term Investments -- 2.3%
               Convertible Securities -- 1.1%

                                   EVERGREEN
                                  Balanced Fund

                          Portfolio Manager Interview

The stock market, after a period of exceptionally strong results in the previous six months, experienced both short-term rallies and declines as well as changes in performance-leading sectors. At the start of the period, in April, we saw a rally in the stocks of companies in basic materials industries and of cyclical companies, whose fortunes are closely linked to the rises and declines in economic growth. However, the overall market corrected down in May, July and September. Over the full six-month period, companies in the technology industries tended to outperform the overall market and a relatively small group of large-cap companies turned in relatively stronger performance than the market. This group included industry-leading technology companies as well as large-cap, stable growth companies such as General Electric and Wal-Mart.



                                Top 5 Industries
                                     Equity
                                     ------
                   (as a percentage of 9/30/1999 net assets)

Information Services & Technology                                         10.9%
Oil/Energy                                                                 6.4%
Healthcare Products & Services                                             5.9%
Communication Systems & Services                                           4.2%
Retailing & Wholesale                                                      4.2%


What was your overall strategy with respect to allocating assets between stocks and bonds?

We remained fairly consistent throughout the six-month period. We started the new fiscal year in April with a target allocation of 63% stocks and 37% bonds. By the end of the fiscal period on September 30, 1999, the relative weightings were approximately 62% in stocks and 38% in fixed income.


What were your principal fixed income strategies?

Given the uncertainty about the direction of interest rates and potential problems created by the "Year 2000 question," we took a lower risk profile in managing the fixed income portfolio. This meant we shortened the portfolio's sensitivity to interest rate changes and upgraded the overall credit quality of the portfolio. During the six months, the portfolio's duration was shortened from 6 years to 5.75 years, while average maturity declined from 11.2 years to
10.1 years. Average credit quality increased from AA- to AA, as we added 13% to the weighting of government and AAA-rated securities, and reduced BBB-rated and high yield securities by 3% each.

This overall strategy helped performance, because the bond market tended to reward investments in higher quality, more liquid securities.



                                Top 5 Industries
                                     Bonds
                                     -----
                   (as a percentage of 9/30/1999 net assets)

Finance & Insurance                                                        6.0%
Collateralized Mortgage Obligations                                        5.7%
Treasury Bonds & Notes                                                     4.8%
Asset-Backed Securities                                                    4.5%
Mortgage-Backed Securities                                                 3.1%

                                   EVERGREEN
                                  Balanced Fund

                          Portfolio Manager Interview

What were your principal equity strategies during the period, Judith?

We continued to focus on large company stocks, but we built up our technology weighting over the period to be slightly over our S&P 500 benchmark, at 24.4% of equity assets. In technology, we have focused on communication as well as on companies providing the hardware and software that make up the backbone of the internet. In communication, we have had major investments in equipment companies such as Tellabs and Cisco Systems, as well as MCI Worldcom in communications systems. Our other holdings include market leaders such as IBM, Intel, Sun Microsystems, EMC and, more recently, Oracle and Veritas Software.

As world economic growth has picked up, we also have made energy an important theme in our investment strategy. Our investments include a number of internationally focused energy companies, including Texaco, Royal Dutch Petroleum, ARCO, BP-Amoco and Apache, which is involved in natural gas exploration and production.

We have de-emphasized two industries that had been leadership areas for the Fund in recent years: finance and healthcare. We thought all the favorable factors that had helped propel both sectors had peaked out. Even though we were under-weighted in finance, relative to our benchmarks, the remaining financial stocks still were disappointing to us. Only late in the period has finance shown improved performance, although we continue to be under-weighted in the group. While we brought our healthcare weighting down during the six-month period, it is not significantly under-weighted.



                                     Top 10
                                Equity Holdings
                                ---------------
                   (as a percentage of 9/30/1999 net assets)

Microsoft Corp.                                                           2.7%
General Electric Co.                                                      2.4%
Intel Corp.                                                               1.6%
Tyco International Ltd.                                                   1.3%
Cisco Systems, Inc.                                                       1.2%
Texaco, Inc.                                                              1.2%
Wal-Mart Stores, Inc.                                                     1.2%
International Business Machines Corp.                                     1.2%
CBS Corp.                                                                 1.1%
Sun Microsystems, Inc.                                                    1.1%



What were some of the stocks that contributed to performance?

A number of our technology holdings did very well during the period, including Sun Microsystems, IBM, Honeywell, Veritas Software and Solectron.

Tyco International, a diversified industrial company that we have owned for several years, turned in very fine performance, as did Tandy Corp., the operator of the Radio Shack chain.

Our pharmaceutical holdings had disappointing performance. After several years of strong performance, this industry's high stock valuations began to look less attractive as the global economy showed signs of revival and more cyclical stocks started to show improved prospects. In addition, the sector's performance also was hurt by uncertainty over future government policy on Medicare reimbursement and the introduction of relatively few new drugs during 1999.

In finance, we sold our positions in Merrill Lynch and Bank America after disappointing performance.

                                   EVERGREEN
                                  Balanced Fund

                          Portfolio Manager Interview


                              Top 5 Bond Holdings
                              -------------------
                   (as a percentage of 9/30/1999 net assets)

                                               Coupon       Maturity
                                               ------       --------
U.S. Treasury Notes                             7.25%      5/15/2004  1.6%
U.S. Treasury Bonds                             5.25%      2/15/2009  1.1%
Federal Home Loan
Mortgage Corp.                                  6.63%      9/15/2009  0.9%
Denmark (Kingdom of)                            8.00%      5/15/2003  0.9%
FNMA                                            5.50%      7/1/2009   0.9%



What is your outlook?

In our bond portfolio, we expect to maintain our present strategy with respect to interest-rate sensitivity, because we think it is possible that the Federal Reserve may raise short-term rates further to achieve its goal of moderate growth and low inflation. Over the longer term, however we may increase our weightings in corporate and mortgage securities. Corporate bond prices, in relation to Treasury prices, offer an outstanding value.

In equities, we think the leadership companies that dominate our stock portfolio have favorable prospects in the coming year, although we must get through some short-term uncertainty first. The market is watching the Federal Reserve Board very carefully to see if it will raise short-term interest rates and tighten the money supply further to head off accelerating growth and potential inflationary pressures. Moreover, the "Year 2000 question" continues to hang over stock investors, who worry about the ability of computer systems to deal with calendar dates after December 31, 1999. We believe these short-term issues are surmountable, and the leading S&P 500 companies in which we invest will continue to have good earnings growth in the year 2000. These companies are benefiting from the productivity enhancements made possible by technology, while the competitive thrust created by the internet and the telecommunications revolution is creating new earnings opportunities. While inflation is a matter of short-term concern, we believe consolidation in industries and productivity enhancements will dampen the effects of rising commodity prices and keep inflation under control. Although some challenges are present, we believe the stocks we own will survive and thrive.

                                   EVERGREEN
                                Foundation Fund

                   Fund at a Glance as of September 30, 1999

"We believe that by increasing the overall diversification of the portfolio, we have given the Fund the ability to get through market volatility more smoothly than it has in the past."


                                   Portfolio
                                  Management
                             --------------------

                       [PHOTO]                     [PHOTO]
                  Jean C.Ledford,CFA           Richard S.Welsh
                 Tenure: August 1999         Tenure: August 1999



--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[GRAPHIC]  Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

           The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

[GRAPHIC]  The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

           /1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.



--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date 1/2/1990     Class A    Class B   Class C   Class Y
Class Inception Date                  1/3/1995  1/3/1995  1/3/1995  1/2/1990
Average Annual Returns*
6 months with sales charge             -3.81%    -4.44%    -0.39%      n/a
6 months w/o sales charge               1.00%     0.56%     0.61%     1.08%
1 year with sales charge                7.16%     6.62%    10.62%      n/a
1 year w/o sales charge                12.53%    11.62%    11.62%    12.76%
3 years                                13.51%    13.72%    14.50%    15.62%
5 years                                14.37%    14.41%    14.61%    15.74%
Since Portfolio Inception              15.00%    15.14%    15.12%    15.70%
Maximum Sales Charge                    4.75%     5.00%     1.00%      n/a
                                     Front End    CDSC      CDSC
30-day SEC Yield                        1.61%     0.94%     0.94%     1.94%
6-month income dividends
per share                              $0.21     $0.13     $0.13     $0.24

*Adjusted for maximum applicable sales charge unless noted.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                 [LINE GRAPH]

                      CPI          LBGCBI         S&P 500        Class A
    9/30/89         10,000         10,000          10,000         10,000
    9/30/90         10,616         10,675           9,060          9,477
    9/30/91         10,976         12,368          11,879         11,581
    9/30/92         11,304         14,005          13,188         12,468
    9/30/93         11,608         15,608          14,897         13,894
    9/30/94         11,952         14,961          15,447         13,589
    9/30/95         12,256         17,109          20,038         16,039
    9/30/96         12,624         17,879          24,115         18,584
    9/30/97         12,896         19,593          33,861         22,994
    9/30/98         13,088         22,115          36,888         24,309
    9/30/99         13,400         21,752          46,652         26,658

Comparison of a $10,000 investment in Evergreen Foundation Fund,Class A shares/2/,versus a similar investment in the Standard & Poor's 500 Index (S&P
500), the Lehman Brothers Government/Corporate Bond Index (LBGCBI) and the Consumer Price Index (CPI).

The S&P 500 and the LBGCBI are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                                Foundation Fund

                          Portfolio Manager Interview


--------------------------------------------------------------------------------
How did the Evergreen Foundation Fund perform?
--------------------------------------------------------------------------------

For the six-month period ended September 30, 1999, the Foundation Fund performed somewhat better than the average balanced fund. During the period, the Fund's Class A shares had a total return of 1.00% compared to a 0.36% return by the S&P 500 and -0.56% by Lehman Brothers Government/Corporate Bond Index. During the same period, the average return of balanced funds was -0.15%, according to Lipper Inc., an independent monitor of mutual fund performance. These returns were realized during a difficult period in the financial markets, as rising interest rates undermined the value of bonds and concerns about the possibility of increasing inflation held back the performance of many stocks. Fund performance is before deduction of any applicable sales charges.



                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)

Total Net Assets                                                  $3,145,869,768
Number of Holdings                                                           177
Beta                                                                        0.63
P/E Ratio                                                                  53.6x



Tell us about the new portfolio management team that took responsibility for the Foundation Fund in August.

We have a five member team with a depth of investment experience--almost 50 years total. The lead manager is Jean Ledford, an investment professional with more than 19 years of experience. For the previous 21/2 years, she was the lead manager of American Century Select Fund, cited by the Wall Street Journal (January 7, 1999) as one of the top-performing mutual funds in 1998. Before joining American Century Investments, she was investment director of the State of Wisconsin Investment Board. Three of the remaining four members of the team also came from American Century Investments. They include Richard Welsh, co-portfolio manager, and analysts Rick Petran and John Anthony. The fifth member of the team is Caroline Yu, an analyst who had been at Evergreen Asset Management Corp.

Jean Ledford also is President and Chief Executive Officer of Evergreen Asset Management Corp. She was appointed to that position following the retirement of Stephen A. Lieber in August.



--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                    (as a percentage of 9/30/1999 net assets)

[PIE CHART]      Common Stock -- 63.5%
                 U.S. Treasury Bonds & Notes -- 25.1%
                 Cash Short-Term -- 9.0%
                 Corporate Bonds & Notes -- 1.6%
                 Government Agency Bonds & Notes -- 0.6%
                 Convertibles -- 0.2%


--------------------------------------------------------------------------------
How would you describe your investment style?
--------------------------------------------------------------------------------

We build portfolios from the bottom up, emphasizing the selection of individual stocks of attractive companies with opportunities to improve their earnings. Our style allows us to find securities in a wide variety of industries. The primary characteristic of our portfolios is that they are well diversified. We are not traditional growth or core buyers in the sense that we are not looking for any absolute figures in terms of earnings growth rates or price-to-growth rates. While we buy companies with good growth prospects, we are interested in buying these stocks at reasonable prices.

One consequence of this broader diversification is that we expect the volatility--or variability--of

                                   EVERGREEN
                                Foundation Fund

                          Portfolio Manager Interview

performance will be reduced when compared to the S&P 500. One of our team goals is to produce very attractive Sharpe Ratios, which measure the amount of risk taken for the returns obtained. We try to apply this to the Fund by seeking strong performance while minimizing risk.

We pick stocks one at a time, and our concentrations in industries and sectors will result from that stock-picking discipline. We are bottom-up stock pickers, not top-down investors. The key to our style is the search for changes on the margin that can increase a company's earnings growth rate. We look for factors such as a new management team, a restructuring, a new product or geographical expansion. As we construct a portfolio from our stock picks, we are careful to determine how much risk we are taking.

Our sell discipline is just the reverse of our buy discipline. When a stock stops exhibiting an upward drift or momentum in earnings, we begin the process of lightening our position. We look not just at absolute earnings trends, but also at events on the margin that could affect earnings trends, such as the loss of a key executive, the failure of a new product or a botched restructuring.


                                Top 5 Industries
                                     Equity
                                     ------
                   (as a percentage of 9/30/1999 net assets)
                                       ---------

Information Services & Technology                                          13.7%
Finance & Insurance                                                         7.6%
Healthcare Products & Services                                              6.8%
Utilities-Telephone                                                         4.1%
Communication Systems & Services                                            3.5%



                                     Top 10
                                Equity Holdings
                                ---------------
                   (as a percentage of 9/30/1999 net assets)
                                       ---------

Intel Corp.                                                                 3.8%
Microsoft Corp.                                                             2.8%
General Electric Co.                                                        2.3%
International Business Machines Corp.                                       1.9%
Cisco Systems, Inc.                                                         1.8%
Federal National Mortgage Assoc.                                            1.4%
Lucent Technologies, Inc.                                                   1.3%
Sun Microsystems, Inc.                                                      1.3%
Sprint Corp.                                                                1.2%
Wal-Mart Stores, Inc.                                                       1.2%


What are some of the changes you are making as you implement your strategy in the Foundation Fund?

On the equity side of the portfolio, we have reduced the total number of company names from approximately 180 to about 130 and added to the Fund's diversification. As we have done this, we have increased the weighting in the technology industry, while decreasing the emphasis on financial service companies. Newer, technology-related investments in the Fund include Cisco Systems, Lucent Technologies and Sun Microsystems. Another prominent name that we have added is Wal-Mart. These four companies now are among the Fund's top-ten equity holdings, supplanting the prominent positions held by Merrill Lynch, American International Group, DuPont and Hewlett-Packard, although the latter four remain Fund holdings.

In the fixed-income portion of the portfolio, we have reduced substantially the Fund's volatility, or interest rate sensitivity, by shortening duration of the bonds from about 11 years to about 6 years. In addition to shortening duration, we recently have added some very high quality corporate bonds to the portfolio with securities issued by Daimler-Chrysler and Wal-Mart. The Fund's historical emphasis on very high quality securities remains intact, however. We believe the fixed-income portfolio should be a stabilizing influence on the overall Fund, as well as a source of dividend income. We therefore do not try to anticipate or "bet on" changes in the direction of interest rate movements. Our goal is to have a fixed income portion that reflects most of the characteristics of a stable, intermediate-term government bond index, with modest investments in high quality corporate securities.

                                   EVERGREEN
                                Foundation Fund

                          Portfolio Manager Interview


                                Top 4 Industries
                                     Bonds
                                     -----
                   (as a percentage of 9/30/1999 net assets)
                                       ---------

Treasury Bonds & Notes                                                     25.1%
Automotive Equipment & Manufacturing                                        0.8%
Retailing & Wholesale                                                       0.8%
U.S. Government Agency Obligations                                          0.6%



                              Top 5 Bond Holdings
                              -------------------
                   (as a percentage of 9/30/1999 net assets)
                                       ---------

                                               Coupon       Maturity
                                               ------       --------
U.S. Treasury Notes                             5.25%      8/15/2003  3.9%
U.S. Treasury Notes                             6.50%      8/31/2001  3.2%
U.S. Treasury Notes                             5.88%      9/30/2002  2.4%
U.S. Treasury Notes                             6.13%      8/15/2007  2.4%
U.S. Treasury Notes                             8.13%      8/15/2009  1.9%



What is your outlook?

We believe that by increasing the overall diversification of the portfolio, we have given the Fund the ability to get through market volatility more smoothly than it has in the past.

At this point, most investors are wrestling with the question of whether we are witnessing the start of a strong upturn in inflation, or whether the economy can sustain the relatively low pace of inflation of the past several years. When inflationary pressures start to emerge, stocks in industries such as basic materials, energy and technology start to outperform stocks in other industries. When there is very little inflation, we see relatively stronger performance in the traditional areas such as healthcare and the financials.

                                   EVERGREEN
                         Tax Strategic Foundation Fund

                   Fund at a Glance as of September 30, 1999

"The key to our style is the search for changes on the margin that can increase a company's earnings growth rate."


                                   Portfolio
                                  Management
                             --------------------

                        [PHOTO]                    [PHOTO]
                   Jean C.Ledford,CFA         James T.Colby III
                   Tenure: August 1999      Tenure: November 1999



                                    [PHOTO]
                                Richard S.Welsh
                              Tenure: August 1999



--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[GRAPHIC]  Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

           The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

[GRAPHIC]  The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

           /1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.



--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date 11/2/1993     Class A   Class B   Class C     Class Y
Class Inception Date                  1/17/1995 1/6/1995  3/3/1995    11/2/1993
Average Annual Returns*
6 months with sales charge              -5.99%    -6.55%    -2.64%       n/a
6 months w/o sales charge               -1.29%    -1.66%    -1.67%     -1.16%
1 year with sales charge                 1.85%     1.13%     5.14%       n/a
1 year w/o sales charge                  6.91%     6.13%     6.14%      7.16%
3 years                                  8.39%     8.53%     9.37%     10.47%
5 years                                 12.11%    12.23%    12.46%     13.52%
Since Portfolio Inception               11.20%    11.41%    11.49%     12.38%
Maximum Sales Charge                     4.75%     5.00%     1.00%       n/a
                                     Front End     CDSC      CDSC
30-day SEC Yield                         2.41%     1.77%     1.77%      2.78%
6-month income dividends
per share                               $0.18     $0.11     $0.11      $0.20

*Adjusted for maximum applicable sales charge unless noted.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                 [LINE GRAPH]

                      CPI            LBMBI         S&P 500       Class A
     11/30/93       10,000          10,000         10,000         9,527
      9/30/94       10,247           9,824         10,260        10,003
      9/30/95       10,508          10,923         13,309        12,243
      9/30/96       10,823          11,582         16,017        13,910
      9/30/97       11,056          12,627         22,491        17,351
      9/30/98       11,221          13,727         24,501        17,400
      9/30/99       11,488          13,632         30,986        18,601


Comparison of a $10,000 investment in Evergreen Tax Strategic Foundation Fund,Class A shares/2/, versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Municipal Bond Index (LBMBI)and the Consumer Price Index (CPI).

The S&P 500 and the LBMBI are unmanaged market indices which do not include transaction costs associated with buying or selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                         Tax Strategic Foundation Fund

                          Portfolio Manager Interview

--------------------------------------------------------------------------------
How did the Evergreen Tax Strategic Foundation Fund perform?
--------------------------------------------------------------------------------

The Tax Strategic Foundation Fund's Class A shares had a total return of -1.29% for the six-month period ended September 30, 1999, compared to a 0.36% return for the S&P 500 and -2.16% for Lehman Brothers Municipal Bond Index. During the same period, the average return of balanced funds was -0.15%, according to Lipper Inc., an independent monitor of mutual fund performance. Fund performance is before deduction of any applicable sales charge.


                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)


Total Net Assets                                                    $375,100,564
Number of Holdings                                                           211
Beta                                                                        0.46
P/E Ratio                                                                  39.7x



--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                   (as a percentage of 9/30/1999 net assets)


[PIE CHART]   Tax-Free Municipal Bonds -- 63.0%
              Common Stock -- 36.1%
              Short-Term Investments -- 0.9%



--------------------------------------------------------------------------------
Tell us about the new management team that took responsibility for the equity portion of the Tax Strategic Foundation Fund in August.
--------------------------------------------------------------------------------

We have a five-member team with a depth of investment experience--almost 50 years total. The lead equity manager is Jean Ledford, an investment professional with more than 19 years' experience. For the previous 2 1/2 years, she was the lead manager of American Century Select Fund, cited by the Wall Street Journal (January 7, 1999) as one of the top-performing mutual funds in 1998. Before joining American Century Investments, she was investment director of the State of Wisconsin Investment Board. Three of the remaining four members of the team also came from American Century Investments. They include Richard Welsh, co-portfolio manager, and analysts Rick Petran and John Anthony. The fifth member of the team is Caroline Yu, an analyst who had been at Evergreen Asset Management Corp.

Jean Ledford also is President and Chief Executive Officer of
Evergreen Asset Management Corp. She was appointed to that position following the retirement of Stephen A. Lieber in August.



                                Top 5 Industries
                                     Equity
                                     ------
                   (as a percentage of 9/30/1999 net assets)


Healthcare Products & Services                                              5.8%
Finance & Insurance                                                         5.6%
Banks                                                                       4.7%
Information Services & Technology                                           4.4%
Retailing & Wholesale                                                       2.4%

                                   EVERGREEN
                         Tax Strategic Foundation Fund

                          Portfolio Manager Interview


How would you describe your equity investment style?

We build portfolios from the bottom up, emphasizing the selection of individual stocks of attractive companies with opportunities to improve their earnings. Our style allows us to find securities in a wide variety of industries. The primary characteristic of our portfolios is that they are well diversified. We are not traditional growth or core buyers in the sense that we are not looking for any absolute figures in terms of earnings growth rates or price-to-growth rates. While we buy companies with good growth prospects, we are interested in buying these stocks at reasonable prices.

One consequence of this broader diversification is that we expect the volatility--or variability--of performance will be reduced when compared to the S&P 500. One of our team goals is to produce very attractive Sharpe Ratios, which measure the amount of risk taken for the returns obtained. We try to apply this to the Fund by seeking strong performance while minimizing risk.

We pick stocks one at a time, and our concentrations in industries and sectors will result from that stock-picking discipline. We are bottom-up stock pickers, not top-down investors. The key to our style is the search for changes on the margin that can increase a company's earnings growth rate. We look for factors such as a new management team, a restructuring, a new product or geographical expansion. As we construct a portfolio from our stock picks, we are careful to determine how much risk we are taking.

Our sell discipline is just the reverse of our buy discipline. When a stock stops exhibiting an upward drift or momentum in earnings, we begin the process of lightening our position. We look not just at absolute earnings trends, but also at events on the margin that could affect earnings trends, such as the loss of a key executive, the failure of a new product or a botched restructuring.



                                     Top 10
                                Equity Holdings
                                ---------------
                   (as a percentage of 9/30/1999 net assets)

PE Corp.-PE Biosystems Group                                                2.1%
International Business Machines Corp.                                       1.6%
Intel Corp.                                                                 1.4%
Global Crossing Ltd.                                                        1.2%
Merrill Lynch & Co., Inc.                                                   1.1%
Ethan Allen Interiors, Inc.                                                 1.1%
Suntrust Banks, Inc.                                                        1.0%
Citigroup, Inc.                                                             0.9%
Computer Sciences Corp.                                                     0.8%
Union Pacific Corp.                                                         0.8%

                                   EVERGREEN
                         Tax Strategic Foundation Fund

                          Portfolio Manager Interview

What are some of the changes you have been making as you implement your strategy in the equity portfolio of the Tax Strategic Foundation Fund?

We are proceeding very cautiously, consistent with the Fund's objective of limiting the tax consequences of investment decisions. We expect the Fund will continue to emphasize large company holdings. We expect to increase the number of technology-related companies and reduce the number of finance-related companies, and provide greater overall diversification among industries and sectors.

While there may be a gradual migration in the portfolio, we stress that we will be very conscious of the capital gains implications in the sales of any securities. We want to avoid creating unnecessary capital gains tax obligations for shareholders.



What were the principal strategies for the fixed-income portfolio during the past six months?

Jim Colby manages the municipal bond portfolio with three primary objectives in mind:

1.  To generate a high degree of tax-exempt income.
2. To maintain as much price stability as possible to keep the overall volatility of the Fund low.
3. When appropriate, to take some limited tax losses on the sale of some securities to enable the Fund to absorb capital gains from the equity portion of the portfolio and thereby limit the tax consequences to shareholders.

Given the fact that the six-month period brought a bear market for bonds, including municipal bonds, we have tried to reduce the interest sensitivity--or vulnerability to rising interest rates--by keeping the portfolio's duration as close to nine years as possible. We have done this primarily through swaps that had the added benefit of creating tax losses to cushion the impact of gains from the equity portfolio. During the past six months, interest rates rose sharply across the entire fixed-income spectrum, and bond prices tended to decline.

On September 30, municipal bonds accounted for 63% of the Fund's net assets. The average maturity of municipal bonds was 16.3 years, the duration was 9.1 years, and the average credit quality remained AAA.

One of the reasons the Fund slightly underperformed the Lipper balanced fund group is that the Tax Strategic Foundation Fund has a very unusual investment charter which requires it to keep more than half of Fund assets invested in municipal securities. Lipper total return comparisons do not account for the "taxable equivalent" valuations of the tax-free income earned by this Fund which, if properly computed, would significantly raise its relative ranking. More conventional balanced funds usually have most of their assets invested in equities.

                               Top 5 Industries
                                     Bonds
                                     -----
                   (as a percentage of 9/30/1999 net assets)

General Obligation - Local                                                 12.6%
Housing                                                                     8.2%
Prerefunded Securities                                                      7.3%
Transportation                                                              6.1%
Water & Sewer                                                               5.8%

                                   EVERGREEN
                         Tax Strategic Foundation Fund

                          Portfolio Manager Interview


What is the overall outlook for the municipal bond market?

We believe that this bear market for bonds has created extraordinary value in municipal securities. Yields on AAA-rated municipal bonds now are better than 90% of the yields on Treasuries, which means that for most investors municipal bonds offer greater after-tax income.

While the "Y2K" computer issue does hang over the financial markets, we believe that after we enter a new calendar year a significant cause of uncertainty will evaporate and investors should begin to recognize the values offered by municipal securities. The municipal market has an excellent opportunity to outperform the Treasury market in the next year, while offering relatively generous tax-exempt income.

                              Top 5 Bond Holdings
                              -------------------
                   (as a percentage of 9/30/1999 net assets)

                                              Coupon       Maturity
                                              ------       --------
Nebraska Pub. Pwr.
Dist. RB                                       5.25%       1/1/2028   4.0%
South Carolina St. Pub.
Service Auth.                                  6.50%       7/1/2024   2.9%
Long Island Pwr. Auth.
New York Elec.                                 5.50%      12/1/2011   1.4%
Edinburg, TX, Cons.
Independent Sch. Dist.                         5.00%      8/15/2019   1.3%
New York St. Urban
Dev. Corp.                                     5.50%       7/1/2016   1.3%

Jean Ledford, what is your outlook on the equity side?

We believe that by increasing the overall diversification of the portfolio, we have given the Fund the ability to get through short-term market volatility more smoothly than it has in the past.

At this point, most investors are wrestling with the question of whether we are witnessing the start of a strong upturn in inflation, or whether the economy can sustain the relatively low pace of inflation of the past several years. When inflationary pressures start to emerge, stocks in industries such as basic materials, energy and technology start to outperform stocks in other industries. When there is very little inflation, we see relatively stronger performance in the traditional areas such as healthcare and the financials.

                                   EVERGREEN
                                 Balanced Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                                     Six Months Ended
                                    September 30, 1999  Year Ended March 31,
                                                        ---------------------
                                       (Unaudited)       1999      1998 # (a)
CLASS A SHARES
- ----------------------------------------------------------------------------------------------
Net asset value, beginning Of
 period                                  $11.28         $12.87      $12.36
                                         ------         ------      ------
- ----------------------------------------------------------------------------------------------
Income from Investment operations
- ----------------------------------------------------------------------------------------------
Net investment income                      0.14           0.37        0.08
- ----------------------------------------------------------------------------------------------
Net realized and unrealized gains
 or losses on securities, futures
 contracts and foreign currency           (0.16)          0.48        0.81
 related transactions                    ------         ------      ------
- ----------------------------------------------------------------------------------------------
Total from investment operations          (0.02)          0.85        0.89
                                         ------         ------      ------
- ----------------------------------------------------------------------------------------------
Distributions to shareholders from
- ----------------------------------------------------------------------------------------------
Net investment income                     (0.15)         (0.41)      (0.12)
- ----------------------------------------------------------------------------------------------
Net realized gains                            0          (2.03)      (0.26)
                                         ------         ------      ------
- ----------------------------------------------------------------------------------------------
Total distributions to
 shareholders                             (0.15)         (2.44)      (0.38)
                                         ------         ------      ------
- ----------------------------------------------------------------------------------------------
Net asset value, end of period           $11.11         $11.28      $12.87
                                         ------         ------      ------
- ----------------------------------------------------------------------------------------------
Total return *                            (0.21%)         7.52%       7.38%
- ----------------------------------------------------------------------------------------------
Ratios and supplemental data
- ----------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $1,122         $1,241      $1,277
- ----------------------------------------------------------------------------------------------
Ratios to average net assets:
- ----------------------------------------------------------------------------------------------
 Expenses **                               0.91%+         0.96%       0.99%+
- ----------------------------------------------------------------------------------------------
 Net investment income                     2.47%+         2.97%       3.25%+
- ----------------------------------------------------------------------------------------------
Portfolio turnover rate                      43%           102%         76%
- ----------------------------------------------------------------------------------------------


                         Six Months Ended
                        September 30, 1999  Year Ended March 31,     Year Ended June 30,
                                            ---------------------  ---------------------------
                           (Unaudited)       1999     1998 # (b)    1997     1996      1995
 CLASS B SHARES
- ----------------------------------------------------------------------------------------------
Net asset value,
 beginning of period         $11.29         $12.88     $12.95      $11.33   $10.09    $ 9.26
                             ------         ------     ------      ------   ------    ------
- ----------------------------------------------------------------------------------------------
Income from investment
 operations
- ----------------------------------------------------------------------------------------------
Net investment income          0.11           0.28       0.26        0.30     0.29      0.31
- ----------------------------------------------------------------------------------------------
Net realized and
 unrealized gains or
 losses on securities,
 futures contracts and
 foreign currency             (0.16)          0.48       1.53        2.07     1.42      0.96
 related transactions        ------         ------     ------      ------   ------    ------
- ----------------------------------------------------------------------------------------------
Total from investment
 operations                   (0.05)          0.76       1.79        2.37     1.71      1.27
                             ------         ------     ------      ------   ------    ------
- ----------------------------------------------------------------------------------------------
Distributions to
 shareholders from
- ----------------------------------------------------------------------------------------------
Net investment income         (0.11)         (0.32)     (0.27)      (0.30)   (0.27)    (0.33)
- ----------------------------------------------------------------------------------------------
Net realized gains                0          (2.03)     (1.59)      (0.45)   (0.20)    (0.11)
                             ------         ------     ------      ------   ------    ------
- ----------------------------------------------------------------------------------------------
Total distributions to
 shareholders                 (0.11)         (2.35)     (1.86)      (0.75)   (0.47)    (0.44)
                             ------         ------     ------      ------   ------    ------
- ----------------------------------------------------------------------------------------------
Net asset value, end
 of period                   $11.13         $11.29     $12.88      $12.95   $11.33    $10.09
                             ------         ------     ------      ------   ------    ------
- ----------------------------------------------------------------------------------------------
Total return *                (0.50%)         6.71%     14.89%      21.95%   17.35%    14.20%
- ----------------------------------------------------------------------------------------------
Ratios and
 supplemental data
- ----------------------------------------------------------------------------------------------
Net assets, end of           $  404         $  434     $  580      $1,625   $1,481    $1,345
 period (millions)
- ----------------------------------------------------------------------------------------------
Ratios to average net
 assets:
- ----------------------------------------------------------------------------------------------
 Expenses **                   1.66%+         1.71%      1.35%+      1.70%    1.72%     1.77%
- ----------------------------------------------------------------------------------------------
 Net investment income         1.72%+         2.23%      2.66%+      2.50%    2.71%     3.33%
- ----------------------------------------------------------------------------------------------
Portfolio turnover               43%           102%        76%         89%      96%       88%
 rate
- ----------------------------------------------------------------------------------------------


(a) For the period from January 20, 1998 (commencement of class operations) to March 31, 1998.
(b) For the nine months ended March 31, 1998. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 1998.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Balanced Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                                     Six Months Ended   Year Ended March 31,
                                    September 30, 1999  ---------------------
                                       (Unaudited)       1999      1998 # (a)
CLASS C SHARES
Net asset value, beginning of
 period                                  $11.30         $12.88      $12.43
                                         ------         ------      ------
Income from investment operations
Net investment income                      0.10           0.26        0.05
Net realized and unrealized losses
 on securities, futures contracts
 and foreign currency related
 transactions                             (0.16)          0.50        0.75
                                         ------         ------      ------
Total from investment operations          (0.06)          0.76        0.80
                                         ------         ------      ------
Distributions to shareholders from
Net investment income                     (0.11)         (0.32)      (0.09)
Net realized gains                            0          (2.03)      (0.26)
                                         ------         ------      ------
Total distributions to
 shareholders                             (0.11)         (2.35)      (0.35)
                                         ------         ------      ------
Net asset value, end of period           $11.13         $11.30      $12.88
                                         ------         ------      ------
Total return*                             (0.59%)         6.79%       6.58%
Ratios and supplemental data
Net assets, end of period
 (millions)                              $    2         $    2      $    1
Ratios to average net assets:
 Expenses**                                1.65%+         1.71%       1.76%+
 Net investment income                     1.73%+         2.21%       2.41%+
Portfolio turnover rate                      43%           102%         76%


                                     Six Months Ended   Year Ended March 31,
                                    September 30, 1999  ---------------------
                                       (Unaudited)       1999      1998 # (b)
CLASS Y SHARES
Net asset value, beginning of
 period                                  $11.27         $12.86      $12.01
                                         ------         ------      ------
Income from investment operations
Net investment income                      0.16           0.39        0.08
Net realized and unrealized gains
 or losses on securities, futures
 contracts and foreign currency
 related transactions                     (0.16)          0.49        0.86
                                         ------         ------      ------
Total from investment operations           0.00           0.88        0.94
                                         ------         ------      ------
Distributions to shareholders from
Net investment income                     (0.16)         (0.44)      (0.09)
Net realized gains                            0          (2.03)          0
                                         ------         ------      ------
Total distributions to
 shareholders                             (0.16)         (2.47)      (0.09)
                                         ------         ------      ------
Net asset value, end of period           $11.11         $11.27      $12.86
                                         ------         ------      ------
Total return                               0.00%          7.79%       7.79%
Ratios and supplemental data
Net assets, end of period                $   29         $   34      $   39
 (millions)
Ratios to average net assets:
 Expenses**                                0.66%+         0.71%       0.75%+
 Net investment income                     2.72%+         3.22%       3.47%+
Portfolio turnover rate                      43%           102%         76%


(a) For the period from January 22, 1998 (commencement of class operations) to March 31, 1998.
(b) For the period from January 26, 1998 (commencement of class operations) to March 31, 1998.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Foundation Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                         Six Months Ended      Year Ended March 31,     Year Ended December 31,
                        September 30, 1999  --------------------------  ------------------------
                           (Unaudited)       1999    1998 #   1997 (b)     1996         1995 (a)
CLASS A SHARES
Net asset value,
 beginning of period         $20.98         $20.44   $16.00   $16.13      $15.12        $12.24
                             ------         ------   ------   ------      ------        ------
Income from investment
 operations
Net investment income          0.21           0.44     0.44     0.12        0.50          0.44
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions             0           0.68     4.87    (0.13)       1.16          3.14
                             ------         ------   ------   ------      ------        ------
Total from investment
 operations                    0.21           1.12     5.31    (0.01)       1.66          3.58
                             ------         ------   ------   ------      ------        ------
Distributions to
 shareholders from
Net investment income         (0.21)         (0.43)   (0.44)   (0.12)      (0.50)        (0.47)
Net realized gains                0          (0.15)   (0.43)       0       (0.15)        (0.23)
                             ------         ------   ------   ------      ------        ------
Total distributions to
 shareholders                 (0.21)         (0.58)   (0.87)   (0.12)      (0.65)        (0.70)
                             ------         ------   ------   ------      ------        ------
Net asset value, end
 of period                   $20.98         $20.98   $20.44   $16.00      $16.13        $15.12
                             ------         ------   ------   ------      ------        ------
Total return*                  1.00%          5.58%   33.88%   (0.20%)     11.30%        29.70%
Ratios and supplemental
 data
Net assets, end of
 period (millions)           $  417         $  380   $  350   $  220      $  206        $  107
Ratios to average net
 assets:
 Expenses **                   1.22%+         1.26%    1.28%    1.25%+      1.24%         1.33%+
 Net investment income         1.97%+         2.18%    2.39%    2.83%+      3.39%         3.73%+
Portfolio turnover rate          36%            10%       9%       2%         10%           28%


                         Six Months Ended     Year Ended March 31,      Year Ended December 31,
                        September 30, 1999  --------------------------  ------------------------
                           (Unaudited)       1999    1998 #   1997 (b)     1996         1995 (a)
CLASS B SHARES
Net asset value,
 beginning of period         $20.88         $20.34   $15.94   $16.07      $15.07        $12.24
                             ------         ------   ------   ------      ------        ------
Income from investment
 operations
Net investment income          0.13           0.29     0.30     0.09        0.40          0.36
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions         (0.01)          0.67     4.84    (0.13)       1.15          3.09
                             ------         ------   ------   ------      ------        ------
Total from investment
 operations                    0.12           0.96     5.14    (0.04)       1.55          3.45
                             ------         ------   ------   ------      ------        ------
Distributions to
 shareholders from
Net investment income         (0.13)         (0.27)   (0.31)   (0.09)      (0.40)        (0.39)
Net realized gains                0          (0.15)   (0.43)       0       (0.15)        (0.23)
                             ------         ------   ------   ------      ------        ------
Total distributions to
 shareholders                 (0.13)         (0.42)   (0.74)   (0.09)      (0.55)        (0.62)
                             ------         ------   ------   ------      ------        ------
Net asset value, end
 of period                   $20.87         $20.88   $20.34   $15.94      $16.07        $15.07
                             ------         ------   ------   ------      ------        ------
Total return*                  0.56%          4.81%   32.81%   (0.30%)     10.50%        28.70%
Ratios and supplemental
 data
Net assets, end of
 period (millions)           $1,476         $1,432   $1,124   $  606      $  570        $  296
Ratios to average net
 assets:
 Expenses **                   1.97%+         2.01%    2.04%    2.00%+      1.99%         2.07%+
 Net investment income         1.22%+         1.43%    1.63%    2.07%+      2.64%         2.99%+
Portfolio turnover rate          36%            10%       9%       2%         10%           28%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the three months ended March 31, 1997. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Foundation Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                         Six Months Ended
                        September 30, 1999    Year Ended March 31,      Year Ended December 31,
                                            --------------------------  ------------------------
                           (Unaudited)       1999    1998 #   1997 (b)     1996         1995 (a)
 CLASS C SHARES
- ---------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period         $20.87         $20.34   $15.94   $16.06      $15.07        $12.24
                             ------         ------   ------   ------      ------        ------
- ---------------------------------------------------------------------------------------------------
Income from investment
 operations
- ---------------------------------------------------------------------------------------------------
Net investment income          0.13           0.29     0.30     0.09        0.40          0.34
- ---------------------------------------------------------------------------------------------------
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency             0           0.66     4.84    (0.13)       1.14          3.09
 related transactions        ------         ------   ------   ------      ------        ------
- ---------------------------------------------------------------------------------------------------
Total from investment
 operations                    0.13           0.95     5.14    (0.04)       1.54          3.43
                             ------         ------   ------   ------        ----        ------
- ---------------------------------------------------------------------------------------------------
Distributions to
 shareholders from
- ---------------------------------------------------------------------------------------------------
Net investment income         (0.13)         (0.27)   (0.31)   (0.08)      (0.40)        (0.37)
- ---------------------------------------------------------------------------------------------------
Net realized gains                0          (0.15)   (0.43)       0       (0.15)        (0.23)
                             ------         ------   ------   ------      ------        ------
- ---------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                 (0.13)         (0.42)   (0.74)   (0.08)      (0.55)        (0.60)
                             ------         ------   ------   ------      ------        ------
- ---------------------------------------------------------------------------------------------------
Net asset value, end
 of period                   $20.87         $20.87   $20.34   $15.94      $16.06        $15.07
                             ------         ------   ------   ------      ------        ------
- ---------------------------------------------------------------------------------------------------
Total return *                 0.61%          4.76%   32.81%   (0.30%)     10.40%        28.50%
- ---------------------------------------------------------------------------------------------------
Ratios and
 supplemental data
- ---------------------------------------------------------------------------------------------------
Net assets, end of           $   68         $   68   $   50   $   28      $   27        $   11
 period (millions)
- ---------------------------------------------------------------------------------------------------
Ratios to average net
 assets:
- ---------------------------------------------------------------------------------------------------
 Expenses **                   1.97%+         2.01%    2.04%    2.00%+      1.99%         2.23%+
- ---------------------------------------------------------------------------------------------------
 Net investment income         1.22%+         1.43%    1.63%    2.07%+      2.64%         2.83%+
- ---------------------------------------------------------------------------------------------------
Portfolio turnover rate          36%            10%       9%       2%         10%           28%
- ---------------------------------------------------------------------------------------------------



                         Six Months Ended
                        September 30, 1999    Year Ended March 31,       Year Ended December 31,
                                            --------------------------  ------------------------
                           (Unaudited)       1999    1998 #   1997 (b)   1996     1995      1994
 CLASS Y SHARES
- ----------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period         $20.99         $20.45   $16.02   $16.14    $15.13   $12.27    $13.12
                             ------         ------   ------   ------    ------   ------    ------
 ----------------------------------------------------------------------------------------------------
Income from investment
 operations
- ----------------------------------------------------------------------------------------------------
Net investment income          0.24           0.49     0.49     0.13      0.54     0.51      0.42
- ----------------------------------------------------------------------------------------------------
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency         (0.01)          0.68     4.86    (0.13)     1.16     3.07     (0.57)
 related transactions        ------         ------   ------   ------    ------   ------    ------
- ----------------------------------------------------------------------------------------------------
Total from investment
 operations                    0.23           1.17     5.35     0.00      1.70     3.58     (0.15)
                             ------         ------   ------   ------    ------   ------    ------
- ----------------------------------------------------------------------------------------------------
Distributions to
 shareholders from
- ----------------------------------------------------------------------------------------------------
Net investment income         (0.24)         (0.48)   (0.49)   (0.12)    (0.54)   (0.49)    (0.42)
- ----------------------------------------------------------------------------------------------------

Net realized gains                0          (0.15)   (0.43)       0     (0.15)   (0.23)    (0.28)
                             ------         ------   ------   ------    ------   ------    ------
- ----------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                 (0.24)         (0.63)   (0.92)   (0.12)    (0.69)   (0.72)    (0.70)
                             ------         ------   ------   ------    ------   ------    ------
- ----------------------------------------------------------------------------------------------------
Net asset value, end
 of period                   $20.98         $20.99   $20.45   $16.02    $16.14   $15.13    $12.27
                             ------         ------   ------   ------    ------   ------    ------
- ----------------------------------------------------------------------------------------------------
Total return                   1.08%          5.84%   34.12%    0.00%    11.50%   29.70%    (1.10%)
- ----------------------------------------------------------------------------------------------------
Ratios and
 supplemental data
- ----------------------------------------------------------------------------------------------------
Net assets, end of           $1,185         $1,238   $1,117   $  802    $  809   $  623    $  332
 period (millions)
- ----------------------------------------------------------------------------------------------------
Ratios to average net
 assets:
- ----------------------------------------------------------------------------------------------------
 Expenses **                   0.97%+         1.01%    1.03%    1.00%+    0.99%    1.07%     1.14%
- ----------------------------------------------------------------------------------------------------
 Net investment income         2.22%+         2.43%    2.65%    3.07%+    3.64%    3.89%     3.51%
- ----------------------------------------------------------------------------------------------------
Portfolio turnover rate          36%            10%       9%       2%       10%      28%       33%
- ----------------------------------------------------------------------------------------------------


(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the three months ended March 31, 1997. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                              Financial Highlights
                (For a share outstanding throughout each period)



                         Six Months Ended      Year Ended March 31,         Year Ended December 31,
                        September 30, 1999  ----------------------------   ------------------------
                           (Unaudited)       1999      1998     1997 (b)      1996        1995 (a)
 CLASS A SHARES
- -----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD        $ 16.17         $ 16.36   $ 13.57   $ 13.50     $ 12.20       $10.44
                            -------         -------   -------   -------     -------       ------
- -----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
- -----------------------------------------------------------------------------------------------------
Net investment income          0.18            0.34      0.31      0.07        0.27         0.29
- -----------------------------------------------------------------------------------------------------
Net realized and
 unrealized gains or          (0.38)          (0.16)     2.96      0.06++      1.59         2.24
 losses on securities        -------         -------   -------   -------     -------       ------
- -----------------------------------------------------------------------------------------------------
Total from investment
 operations                   (0.20)           0.18      3.27      0.13        1.86         2.53
                            -------         -------   -------   -------     -------       ------
- -----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM
- -----------------------------------------------------------------------------------------------------
Net investment income         (0.18)          (0.34)    (0.30)    (0.06)      (0.28)       (0.31)
- -----------------------------------------------------------------------------------------------------
Net realized gains                0           (0.03)    (0.18)        0       (0.28)       (0.46)
                            -------         -------   -------   -------     -------       ------
- -----------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                 (0.18)          (0.37)    (0.48)    (0.06)      (0.56)       (0.77)
                             ------         -------   -------   -------     -------       ------
- -----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                  $ 15.79         $ 16.17   $ 16.36   $ 13.57     $ 13.50       $12.20
                            -------         -------   -------   -------     -------       ------
- -----------------------------------------------------------------------------------------------------
TOTAL RETURN *                (1.29%)          1.12%    24.40%     1.00%      15.40%       24.80%
- -----------------------------------------------------------------------------------------------------
RATIOS AND
 SUPPLEMENTAL DATA
- -----------------------------------------------------------------------------------------------------
Net assets, end of
 period (thousands)         $83,814         $81,566   $69,879   $15,039     $11,166       $2,702
- -----------------------------------------------------------------------------------------------------
Ratios to average net
 assets:
- -----------------------------------------------------------------------------------------------------
 Expenses **                   1.28%+          1.33%     1.42%     1.38%+      1.52%        1.75%+
- -----------------------------------------------------------------------------------------------------
 Net investment income         2.14%+          2.18%     2.21%     2.30%+      2.39%        2.79%+
- -----------------------------------------------------------------------------------------------------
Portfolio turnover
 rate                            55%             64%       50%       29%         88%         110%
- -----------------------------------------------------------------------------------------------------


                         Six Months Ended        Year Ended March 31,        Year Ended December 31,
                        September 30, 1999  ------------------------------   ------------------------
                           (Unaudited)        1999       1998     1997 (b)      1996        1995 (c)
- -------------------------------------------------------------------------------------------------------
 CLASS B SHARES
- -------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD        $  16.14        $  16.33   $  13.56   $ 13.49     $ 12.19       $10.31
                            --------        --------   --------   -------     -------       ------
- -------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
- -------------------------------------------------------------------------------------------------------
Net investment income           0.11            0.22       0.21      0.05        0.19         0.22
- -------------------------------------------------------------------------------------------------------
Net realized and
 unrealized gains or           (0.38)          (0.15)      2.94      0.06++      1.59         2.37
 losses on securities       --------        --------   --------   -------     -------       ------
- -------------------------------------------------------------------------------------------------------
Total from investment
 operations                    (0.27)           0.07       3.15      0.11        1.78         2.59
                            --------         --------   --------   -------     -------       ------
- -------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM
- -------------------------------------------------------------------------------------------------------
Net investment income          (0.11)          (0.23)     (0.20)    (0.04)      (0.20)       (0.25)
- -------------------------------------------------------------------------------------------------------
Net realized gains                 0           (0.03)     (0.18)        0       (0.28)       (0.46)
                            --------        --------   --------   -------     -------       ------
- -------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                  (0.11)          (0.26)     (0.38)    (0.04)      (0.48)       (0.71)
                            --------        --------   --------   -------     -------       ------
- -------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                  $  15.76        $  16.14   $  16.33   $ 13.56     $ 13.49       $12.19
                            --------        --------   --------   -------     -------       ------
- -------------------------------------------------------------------------------------------------------
TOTAL RETURN *                 (1.66%)          0.41%     23.44%     0.08%      14.70%       25.60%
- -------------------------------------------------------------------------------------------------------
RATIOS AND
 SUPPLEMENTAL DATA
- -------------------------------------------------------------------------------------------------------
Net assets, end of
 period (thousands)         $229,406        $244,486   $185,042   $38,838     $28,007       $6,559
- -------------------------------------------------------------------------------------------------------
Ratios to average net
 assets:
- -------------------------------------------------------------------------------------------------------
 Expenses **                    2.03%+          2.08%      2.18%     2.14%+      2.27%        2.50%+
- -------------------------------------------------------------------------------------------------------
 Net investment income          1.38%+          1.42%      1.46%     1.55%+      1.64%        2.03%+
- -------------------------------------------------------------------------------------------------------
Portfolio turnover
 rate                             55%             64%        50%       29%          2%         110%
- -------------------------------------------------------------------------------------------------------

(a) For the period from January 17, 1995 (commencement of class operations) to December 31, 1995.
(b) For the three months ended March 31, 1997. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.
(c) For the period from January 6, 1995 (commencement of class operations) to December 31, 1995.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
++ The per share amount may not agree with the net realized and unrealized gains or losses for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the portfolio.

                   See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                              Financial Highlights
                (For a share outstanding throughout each period)



                         Six Months Ended       Year Ended March 31,       Year Ended December 31,
                        September 30, 1999  ----------------------------  ------------------------
                           (Unaudited)       1999      1998     1997 (b)     1996         1995 (a)
- -----------------------------------------------------------------------------------------------------
 CLASS C SHARES
- -----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD        $ 16.11         $ 16.30   $ 13.53   $13.47      $12.19        $10.69
                            -------         -------   -------   ------      ------        ------
- -----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
- -----------------------------------------------------------------------------------------------------
Net investment income          0.11            0.22      0.21     0.06        0.18          0.22
- -----------------------------------------------------------------------------------------------------
Net realized and
 unrealized gains or
 losses on securities         (0.38)          (0.15)     2.94     0.05++      1.58          1.99
                            -------         -------   -------   ------      ------        ------
- -----------------------------------------------------------------------------------------------------
Total from investment
 operations                   (0.27)           0.07      3.15     0.11        1.76          2.21
                            -------         -------   -------   ------      ------        ------
- -----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM
- -----------------------------------------------------------------------------------------------------
Net investment income         (0.11)          (0.23)    (0.20)   (0.05)      (0.20)        (0.25)
- -----------------------------------------------------------------------------------------------------
Net realized gains                0           (0.03)    (0.18)       0       (0.28)        (0.46)
                            -------         -------   -------   ------      ------        ------
- -----------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                 (0.11)          (0.26)    (0.38)   (0.05)      (0.48)        (0.71)
                            -------         -------   -------   ------      ------        ------
- -----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                  $ 15.73         $ 16.11   $ 16.30   $13.53      $13.47        $12.19
                            -------         -------   -------   ------      ------        ------
- -----------------------------------------------------------------------------------------------------
TOTAL RETURN *                (1.67%)          0.41%    23.49%    0.08%      14.50%        21.20%
- -----------------------------------------------------------------------------------------------------
RATIOS AND
 SUPPLEMENTAL DATA
- -----------------------------------------------------------------------------------------------------
Net assets, end of
 period (thousands)         $40,737         $45,035   $27,699   $5,086      $4,108        $  496
- -----------------------------------------------------------------------------------------------------
Ratios to average net
 assets:
- -----------------------------------------------------------------------------------------------------
 Expenses **                   2.02%+          2.08%     2.18%    2.13%+      2.25%         2.50%+
- -----------------------------------------------------------------------------------------------------
 Net investment income         1.38%+          1.42%     1.46%    1.55%+      1.64%         2.07%+
- -----------------------------------------------------------------------------------------------------
Portfolio turnover
 rate                            55%             64%       50%      29%         88%          110%
- -----------------------------------------------------------------------------------------------------



                                                  Six Months Ended       Year Ended March 31,         Year Ended December 31,
                                                 September 30, 1999  ----------------------------   ---------------------------
                                                    (Unaudited)       1999      1998     1997 (b)    1996      1995       1994
- ----------------------------------------------------------------------------------------------------------------------------------
 CLASS Y SHARES
- ----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 16.20         $ 16.39   $ 13.61   $ 13.54    $ 12.22   $ 10.27    $ 10.31
                                                     -------         -------   -------   -------    -------   -------    -------
- ----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
- ----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.21            0.37      0.37      0.09       0.34      0.35       0.27
- ----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on
 securities                                            (0.39)          (0.15)     2.95      0.05++     1.56      2.39       0.08
                                                     -------         -------   -------   -------    -------   -------    -------
- ----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (0.18)           0.22      3.32      0.14       1.90      2.74       0.35
                                                     -------         -------   -------   -------    -------   -------    -------
- ----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
- ----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  (0.20)          (0.38)    (0.36)    (0.07)     (0.30)    (0.33)     (0.27)
- ----------------------------------------------------------------------------------------------------------------------------------
Net realized gains                                         0           (0.03)    (0.18)        0      (0.28)    (0.46)     (0.12)
                                                     -------         -------   -------   -------    -------   -------    -------
- ----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                    (0.20)          (0.41)    (0.54)    (0.07)     (0.58)    (0.79)     (0.39)
                                                     -------         -------   -------   -------    -------   -------    -------
- ----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $ 15.82         $ 16.20   $ 16.39   $ 13.61    $ 13.54   $ 12.22    $ 10.27
                                                     -------         -------   -------   -------    -------   -------    -------
- ----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (1.16%)          1.38%    24.73%     1.00%     15.80%    27.30%      3.40%
- ----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
- ----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)                $21,144         $23,895   $19,881   $15,311    $15,002   $13,485    $10,575
- ----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
- ----------------------------------------------------------------------------------------------------------------------------------
 Expenses **                                            1.02%+          1.08%     1.15%     1.13%+     1.30%     1.50%      1.49%
- ----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                  2.38%+          2.42%     2.48%     2.54%+     2.63%     3.06%      2.87%
- ----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   55%             64%       50%       29%        88%      110%       245%
- ----------------------------------------------------------------------------------------------------------------------------------

(a) For the period from March 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the three months ended March 31, 1997. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
++ The per share amount may not agree with the net realized and unrealized gains or losses for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the portfolio.


                      See Combined Notes to Financial Statements.

                                    EVERGREEN
                                  Balanced Fund
                             Schedule of Investments
                         September 30, 1999 (Unaudited)

                                            Shares                 Value
COMMON STOCKS - 60.7%

AEROSPACE & DEFENSE - 0.8%
Loral Space &
 Communications * +..............          200,000            $     3,437,500
United Technologies Corp.........          160,000                  9,490,000
                                                              ---------------
                                                                   12,927,500
                                                              ---------------
AUTOMOTIVE EQUIPMENT &
 MANUFACTURING - 0.9%
Ford Motor Co....................          138,200                  6,935,913
General Motors Corp..............          118,000                  7,426,625
                                                              ---------------
                                                                   14,362,538
                                                              ---------------
BANKS - 1.9%
Fleet Boston Corp................          250,000                  9,156,250
Mellon Bank Corp.................          350,000                 11,812,500
Wells Fargo Co...................          200,000                  7,925,000
                                                              ---------------
                                                                   28,893,750
                                                              ---------------
BUILDING, CONSTRUCTION & FURNISHINGS - 0.7%
Home Depot, Inc..................          150,000                 10,293,750
                                                              ---------------
BUSINESS EQUIPMENT & SERVICES - 0.7%
Automatic Data Processing, Inc...          240,000                 10,710,000
                                                              ---------------
CAPITAL GOODS - 0.6%
Deere & Co.......................          250,000                  9,671,875
                                                              ---------------
CHEMICAL & AGRICULTURAL PRODUCTS - 0.5%
Monsanto Co......................          200,000                  7,137,500
                                                              ---------------
COMMUNICATION SYSTEMS & SERVICES - 4.2%
Allegiance Telecom, Inc. *.......           95,000                  4,999,375
Cisco Systems, Inc. *............          280,000                 19,197,500
MCI WorldCom, Inc. *.............          185,000                 13,296,875
McLeod USA, Inc., Cl. A * +......          160,000                  6,810,000
Newbridge Networks Corp..........          400,000                 10,425,000
Tellabs, Inc. *..................           75,000                  4,270,312
Winstar Communications, Inc. *...          180,000                  7,031,250
                                                              ---------------
                                                                   66,030,312
                                                              ---------------
CONSUMER PRODUCTS & SERVICES - 1.0%
Procter & Gamble Co..............          160,000                 15,000,000
                                                              ---------------
DIVERSIFIED COMPANIES - 1.8%
Allied Signal, Inc...............          142,600                  8,547,088
Tyco International Ltd...........          191,260                 19,747,595
                                                              ---------------
                                                                   28,294,683
                                                              ---------------
ELECTRICAL EQUIPMENT & SERVICES - 3.3%
General Electric Co..............          315,000                 37,347,187
Microchip Technology, Inc. *.....          120,000                  6,165,000
Solectron Corp. *................          113,000                  8,114,813
                                                              ---------------
                                                                   51,627,000
                                                              ---------------
COMMON STOCKS - CONTINUED
FINANCE & INSURANCE - 3.8%
American International
 Group, Inc......................          181,250                 15,757,422
Associates First Capital
 Corp., Cl. A....................          198,706                  7,153,416
Citigroup, Inc...................          316,400                 13,921,600
Federal Home Loan
 Mortgage Corp...................          100,000                  5,200,000
Lehman Brothers
 Holdings, Inc...................          210,000                 12,245,625
Nationwide Financial
 Services, Inc., Cl. A...........          140,000                  4,952,500
                                                              ---------------
                                                                   59,230,563
                                                              ---------------
FOOD & BEVERAGE PRODUCTS - 2.6%
Anheuser Busch
 Companies, Inc..................          210,000                 14,713,125
Coca Cola Co.....................           79,100                  3,801,744
McDonald's Corp..................          280,000                 12,040,000
Pepsi Bottling Group, Inc........          245,000                  4,180,312
Pepsico, Inc.....................          200,000                  6,050,000
                                                              ---------------
                                                                   40,785,181
                                                              ---------------
GOLD MINING - 0.1%
Homestake Mining Co..............          197,200                  1,811,775
                                                              ---------------
HEALTHCARE PRODUCTS & SERVICES - 5.9%
American Home
 Products Corp...................          145,000                  6,017,500
Bristol-Myers Squibb Co..........          185,800                 12,541,500
Johnson & Johnson................          130,000                 11,943,750
Lilly (Eli) & Co.................          100,000                  6,400,000
Medtronic, Inc...................          358,200                 12,716,100
Merck & Co., Inc.................          200,000                 12,962,500
Pfizer, Inc......................          249,000                  8,948,437
Pharmacia & Upjohn, Inc..........          200,000                  9,925,000
Schering-Plough Corp.............          124,600                  5,435,675
Warner-Lambert Co................           72,000                  4,779,000
                                                              ---------------
                                                                   91,669,462
                                                              ---------------
INDUSTRIAL SPECIALTY PRODUCTS &
 SERVICES - 1.0%
Ecolab, Inc......................          153,400                  5,234,775
Honeywell, Inc...................           90,000                 10,018,125
                                                              ---------------
                                                                   15,252,900
                                                              ---------------
INFORMATION SERVICES & TECHNOLOGY - 10.9%
American Power
 Conversion Corp. *..............          265,000                  5,035,000
Applied Materials, Inc. *........          122,100                  9,508,538
CMG Information
 Services, Inc. * +..............          133,400                 13,673,500
EMC Corp. *......................          217,600                 15,544,800
Hewlett-Packard Co...............          100,000                  9,200,000

                                  EVERGREEN
                                Balanced Fund
                     Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)

                                            Shares                    Value
COMMON STOCKS - CONTINUED

INFORMATION SERVICES &
 TECHNOLOGY - CONTINUED
Intel Corp.......................          331,000            $    24,597,437
International Business
 Machines Corp...................          152,400                 18,497,550
Microsoft Corp. *................          464,400                 42,057,225
Oracle Systems Corp. *...........          175,000                  7,962,500
Sun Microsystems, Inc. *.........          177,600                 16,516,800
Veritas Software Corp............          100,000                  7,593,750
                                                              ---------------
                                                                  170,187,100
                                                              ---------------
METALS & MINING - 0.1%
Newmont Mining Corp..............           70,000                  1,811,250
                                                              ---------------
OIL & ENERGY - 6.4%
Apache Corp......................          162,400                  7,013,650
Atlantic Richfield Co............           60,000                  5,317,500
BP Amoco Plc.....................           48,434                  5,367,092
Chevron Corp.....................           70,600                  6,265,750
Conoco, Inc. Cl. B...............           85,989                  2,353,949
Devon Energy Corp. *.............          100,000                  4,143,750
Exxon Corp.......................          142,900                 10,851,469
Mobil Corp.......................          108,900                 10,971,675
Royal Dutch Petroleum Co.........          230,400                 13,608,000
Texaco, Inc......................          300,000                 18,937,500
Unocal Corp......................          387,500                 14,361,719
                                                              ---------------
                                                                   99,192,054
                                                              ---------------
PAPER & PACKAGING - 0.6%
Bowater, Inc.....................          170,000                  8,925,000
                                                              ---------------
PRINTING, PUBLISHING,
 BROADCASTING & ENTERTAINMENT - 2.9%
CBS Corp. *......................          370,000                 17,112,500
Clear Channel
 Communications, Inc. *..........          111,000                  8,866,125
Disney (Walt) Co. *..............          250,000                  6,468,750
Time Warner, Inc.................          140,000                  8,505,000
Viacom, Inc., Cl. B *............          120,000                  5,070,000
                                                              ---------------
                                                                   46,022,375
                                                              ---------------
RETAILING & WHOLESALE - 3.6%
Federated Department
 Stores, Inc. *..................          225,000                  9,829,687
Safeway, Inc. *..................          200,000                  7,612,500
Staples, Inc. *..................          200,000                  4,362,500
Tandy Corp.......................          300,000                 15,506,250
Wal-Mart Stores, Inc.............          390,000                 18,549,375
                                                              ---------------
                                                                   55,860,312
                                                              ---------------
TELECOMMUNICATION SERVICES &
 EQUIPMENT - 2.4%
ADC Telecommunications, Inc. *...          108,400                  4,546,025
Ciena Corp. *....................          100,000                  3,650,000
Global Crossing Ltd. * +.........          230,000                  6,095,000
Intermedia Communications,
 Inc. * +........................           76,000                  1,653,000
Motorola, Inc....................          125,000                 11,000,000
Nokia Corp., ADR *...............          111,500                 10,014,094
                                                              ---------------
                                                                   36,958,119
                                                              ---------------
UTILITIES - ELECTRIC - 0.9%
Dominion Resources, Inc..........          195,000                  8,799,375
Reliant Energy, Inc..............          200,000                  5,412,500
                                                              ---------------
                                                                   14,211,875
                                                              ---------------
UTILITIES - TELEPHONE - 3.1%
AT&T Corp........................          222,750                  9,689,625
Bell Atlantic Corp. *............          226,202                 15,226,222
BellSouth Corp. *................          150,000                  6,750,000
GTE Corp.........................          112,000                  8,610,000
Sprint Corp......................          150,960                  8,189,580
                                                              ---------------
                                                                   48,465,427
                                                              ---------------
Total Common Stocks
 (Cost $683,114,880).............                                 945,332,301
                                                              ---------------
CONVERTIBLE PREFERRED - 0.6%

RETAILING & WHOLESALE - 0.6%
Kmart Financing I, 7.75%
 (Cost $10,894,754)..............          200,000                  9,525,000
                                                              ---------------

                                        Principal
                                           Amount                   Value
CONVERTIBLE DEBENTURES - 0.5%

HEALTHCARE PRODUCTS & SERVICES -.0.5%
HEALTHSOUTH Corp., 144A
 3.25%, 04/01/2003
 (Cost $10,000,000)..............      $10,000,000                  7,725,000
                                                              ---------------
CORPORATE BONDS & NOTES - 14.5%
AEROSPACE & DEFENSE - 0.9%
Boeing Co.
 6.63%, 02/15/2038...............        5,000,000                  4,382,300
Lockheed Martin Corp.
 7.45%, 06/15/2004...............        8,300,000                  8,373,289
Raytheon Co.
 6.75%, 08/15/2007...............        2,000,000                  1,927,760
                                                              ---------------
                                                                   14,683,349
                                                              ---------------
BANKS - 0.6%
Amsouth Bancorp.
 6.75%, 11/01/2025...............        3,465,000                  3,362,401

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)


                                         Principal
                                            Amount                  Value

CORPORATE BONDS & NOTES - CONTINUED

BANKS - CONTINUED
Barnett Capital I
 8.06%, 12/01/2026...............   $    5,000,000            $     4,881,900
Boatmen's Bancshares,  Inc.
 6.75%, 03/15/2003...............          698,000                    695,362
                                                              ---------------
                                                                    8,939,663
                                                              ---------------
CHEMICAL & AGRICULTURAL PRODUCTS.- 0.1%
Rohm & Haas Co.
 7.40%, 07/15/2009...............        1,500,000                  1,520,105
                                                              ---------------
COMMUNICATION SYSTEMS & SERVICES.- 0.2%
Comcast Cable Communications I
 6.20%, 11/15/2008...............        4,000,000                  3,673,200
                                                              ---------------
CONSUMER PRODUCTS & SERVICES - 0.4%
Mattel, Inc.
 6.13%, 07/15/2005...............        5,000,000                  4,659,600
Stanley Works
 7.38%, 12/15/2002...............        1,001,000                  1,020,449
                                                              ---------------
                                                                    5,680,049
                                                              ---------------
ENVIRONMENTAL SERVICES - 0.4%
Allied Waste North America, Inc.
 10.00%, 08/01/2009..............        1,500,000                  1,368,750
Republic Services, Inc.
 6.63%, 05/15/2004...............        4,000,000                  3,810,520
Waste Management, Inc.
 8.75%, 05/01/2018...............        1,126,000                  1,087,851
                                                              ---------------
                                                                    6,267,121
                                                              ---------------
FINANCE & INSURANCE - 6.0%
AMBAC, Inc.
 9.38%, 08/01/2011...............        5,500,000                  6,299,260
Associates Corp. North America
 8.63%, 11/15/2004...............        6,550,000                  7,016,425
Comdisco, Inc.
 6.13%, 01/15/2003...............        4,500,000                  4,333,230
Commercial Credit Group, Inc.
 10.00%, 05/15/2009..............        6,400,000                  7,617,600
Dean Witter, Discover & Co.
 6.75%, 10/15/2013...............        1,280,000                  1,200,550
FMR Corp.
 7.57%, 06/15/2029...............        4,000,000                  3,924,200
Ford Motor Credit Co.
 5.75%, 02/23/2004...............        4,000,000                  3,840,400
 5.80%, 01/12/2009...............        4,900,000                  4,462,804
General Electric Capital Corp.
 8.75%, 03/14/2003...............        1,300,000                  1,387,256
GS Escrow Corp.
 6.75%, 08/01/2001...............        5,500,000                  5,384,830

                                         Principal
                                            Amount                  Value

CORPORATE BONDS & NOTES - CONTINUED

FINANCE & INSURANCE - CONTINUED
Household Finance Corp.
 7.20%, 07/15/2006...............   $    5,800,000            $     5,798,260
International Lease Finance Corp.
 5.75%, 01/15/2003...............        1,750,000                  1,705,935
John Hancock Mutual Life Insurance Co.
 7.38%, 02/15/2024...............        4,975,000                  4,930,076
Lehman Brothers Holdings, Inc.
 6.63%, 04/01/2004...............        5,000,000                  4,831,500
Massachusetts Mutual Life Insurance
 Co.,  144A
 7.63%, 11/15/2023...............        5,725,000                  5,792,498
Nationwide CSN Trust, 144A
 9.88%, 02/15/2025...............        6,000,000                  6,508,440
Paine Webber Group,  Inc.
 6.38%, 05/15/2004...............        2,500,000                  2,412,683
 6.45%, 12/01/2003...............        5,460,000                  5,322,572
Sun Life Canada Capital Trust
 8.53%, 05/29/2049...............       11,700,000                 11,175,138
                                                              ---------------
                                                                   93,943,657
                                                              ---------------
FOOD & BEVERAGE PRODUCTS - 0.2%
Pepsi Bottling Group, Inc.
 7.00%, 03/01/2029...............        4,000,000                  3,696,284
                                                              ---------------
HEALTHCARE PRODUCTS & SERVICES - 0.5%
Johnson & Johnson
 8.72%, 11/01/2024...............        5,000,000                  5,453,600
Merck & Co.,  Inc.
 6.40%, 03/01/2028...............        3,000,000                  2,733,810
                                                              ---------------
                                                                    8,187,410
                                                              ---------------
MACHINERY - DIVERSIFIED - 0.1%
Caterpillar,  Inc.
 9.38%, 07/15/2001...............        2,000,000                  2,097,240
                                                              ---------------
OIL & ENERGY - 0.5%
Atlantic Richfield Co.
 9.00%, 04/01/2021...............          931,000                  1,097,658
El Paso Energy Corp.
 6.75%, 05/15/2009...............        2,000,000                  1,892,640
Petroleum Geo-Services
 7.50%, 03/31/2007...............        5,000,000                  4,937,900
                                                              ---------------
                                                                    7,928,198
                                                              ---------------
PAPER & PACKAGING - 0.3%
Fort James Corp.
 6.75%, 10/01/1999...............        5,000,000                  5,000,000
                                                              ---------------
REAL ESTATE - 0.6%
EOP Operating, Ltd.
 6.38%, 02/15/2003...............        3,050,000                  2,955,084

                                  EVERGREEN
                                Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)

                                         Principal
                                            Amount                  Value
CORPORATE BONDS & NOTES - CONTINUED

REAL ESTATE - CONTINUED
Prudential Insurance Co.
 7.13%, 07/01/2007...............   $    6,200,000            $     6,066,638
                                                              ---------------
                                                                    9,021,722
                                                              ---------------
RETAILING & WHOLESALE - 0.2%
CVS Corp.
 5.50%, 02/15/2004...............        3,000,000                  2,881,170
                                                              ---------------
TELECOMMUNICATION SERVICES &
 EQUIPMENT - 0.2%
LCI International, Inc.
 7.25%, 06/15/2007...............        2,500,000                  2,457,675
                                                              ---------------
TRANSPORTATION - 1.2%
American Airline
 8.39%, 01/02/2017...............        5,000,000                  4,931,000
Burlington Northern Santa Fe Corp.
 6.13%, 03/15/2009...............        3,120,000                  2,884,783
Continental Airlines, Inc.
 6.80%, 02/02/2020...............        5,000,000                  4,682,425
FDX Corp.
 6.85%, 01/15/2019...............        5,811,309                  5,547,738
                                                              ---------------
                                                                   18,045,946
                                                              ---------------
UTILITIES - ELECTRIC - 1.1%
Edison Mission Holdings Co.
 8.14%, 10/01/2019...............        2,750,000                  2,644,326
LSP Energy LP
 7.16%, 06/30/2013...............        3,500,000                  3,387,776
National Rural Utilities
  Cooperative Finance
 5.00%, 10/01/2002...............        6,500,000                  6,228,625
 8.67%, 09/15/2018...............        4,000,000                  4,399,400
Union Electric Co.
 8.00%, 12/15/2022...............          838,000                    883,252
                                                              ---------------
                                                                   17,543,379
                                                              ---------------
UTILITIES - TELEPHONE - 1.0%
AT&T Corp.
 6.50%, 03/15/2029...............        5,000,000                  4,425,500
Bellsouth Capital Funding Corp.
 7.12%, 07/15/2097...............        3,750,000                  3,491,400
MCI Communications Corp.
 6.13%, 04/15/2002...............        2,000,000                  1,983,820
Sprint Capital Corp.
 6.90%, 05/01/2019...............        5,260,000                  4,871,549
                                                              ---------------
                                                                   14,772,269
                                                              ---------------
Total Corporate Bonds & Notes
 (Cost $238,660,596).............                                 226,338,437
                                                              ---------------
ASSET-BACKED SECURITIES - 4.5%
Carco Automotive Loan Master Trust
 Ser. 1997-1, Cl. A,
 6.69%, 08/15/2004...............        2,548,260                  2,557,255
Contimortgage Home Equity Loan Trust
 Ser. 1997-4, Cl. A7,
 6.63%, 09/15/2016...............        2,750,000                  2,615,058
 Ser. 1998-1, Cl. A6,
 6.58%, 12/15/2018...............        4,000,000                  3,928,900
Corestates Home Equity Loan Trust
 Ser. 1996-1, Cl. A4,
 7.00%, 06/15/2012...............        6,150,000                  6,172,724
Delta Funding Home Equity Loan Trust
 Ser. 1997-1, Cl. A5,
 7.74%, 04/25/2029...............        4,500,000                  4,550,783
Green Tree Financial Corp.
 Ser. 1993-4, Cl. A3,
 6.25%, 01/15/2019...............        1,037,335                  1,037,656
 Ser. 1997-3, Cl. A5,
 7.14%, 07/15/2028...............        6,000,000                  5,977,500
Merrill Lynch Mortgage Investors, Inc.
 Ser. 1991-D, Cl. B,
 9.85%, 07/15/2011...............        4,247,995                  4,249,312
 Ser. 1992-D, Cl. B,
 8.50%, 06/15/2017...............        2,853,491                  2,964,822
Olympic Automobile Receivables Trust
 Ser. 1997-A, Cl. A5,
 6.80%, 02/15/2005...............        8,000,000                  8,065,080
Premier Automotive Trust
 Ser. 1997-2, Cl. B,
 6.53%, 12/06/2003...............       10,000,000                  9,987,500
Railcar Leasing LLC
 Cl. A-2, 144A
 7.13%, 01/15/2013...............        2,500,000                  2,526,118
Southern Pacific Secured Assets.Corp.
 Ser. 1996-3, Cl. A4,
 7.60%, 10/25/2027...............        7,500,000                  7,591,387
Union Acceptance Corp.
 Ser. 1995-C, Cl. A,
 6.40%, 10/10/2002...............          269,108                    268,436
University Support Services, Inc.
 Ser. 1992-CD, Cl. D,
 8.91%, 11/01/2007...............          395,000                    394,408
WFS Financial Owner Trust
 Ser. 1997-C,
 6.30%, 03/20/2005...............        6,900,000                  6,697,312
                                                              ---------------
Total Asset-Backed Securities
 (Cost $69,667,183)..............                                  69,584,251
                                                              ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Bear Stearns Commercial Mortgage
 Securities, Inc.
 Ser. 1998-C1, Cl. C,
 6.75%, 01/16/2013...............       10,000,000                  9,275,000

                                   EVERGREEN
                                Balanced Funds
                      Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)

                                        Principal
                                           Amount                   Value

COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
Chase Commercial Mortgage Securities Corp.
 Ser. 1997-1, Cl. B,
 7.37%, 04/19/2007...............   $    2,200,000            $     2,212,067
 Ser. 1997-2, Cl. B,
 6.60%, 11/19/2007...............        2,000,000                  1,921,410
CNL Funding
 Ser. 1998-1LP, Cl. B-1,
 6.60%, 04/18/2011...............        2,500,000                  2,237,891
Commercial Mortgage Acceptance Corp.
 Ser. 1997-ML1, Cl. B,
 6.64%, 12/15/2007...............        2,400,000                  2,327,940
Criimi Mae Commercial Mortgage Trust
 Ser. 1998-C1, Cl. A, 144A,
 7.00%, 03/02/2011...............        4,000,000                  3,393,750
Criimi Mae Financial Corp.
 Ser. 1, Cl. A,
 7.00%, 01/01/2033...............        5,242,686                  4,936,316
DLJ Commercial Mortgage Corp.
 Ser. 1999-CG2, Cl. A2,
 7.45%, 06/10/2009...............        3,000,000                  3,012,188
Federal National Mortgage Association
 Ser. 1993-248, Cl. SA, REMIC,
 3.84%, 08/25/2023...............        1,250,000                  1,073,700
 Ser. 1997-M6, Cl. C,
 6.85%, 05/17/2020...............        5,000,000                  4,969,625
FFCA Secured Lending Corp.
 Ser. 1997-1, Cl. B1,
 7.74%, 06/18/2013...............        1,250,000                  1,193,750
Financial Asset Securitization
 Ser. 1997-NAM 1, Cl. FXA2,
 7.75%, 04/25/2027...............        5,433,467                  5,474,353
GE Capital Mortgage Services, Inc.
 Ser. 1994-27, Cl. A6,
 6.50%, 07/25/2024...............        3,745,000                  3,372,822
 Ser. 1999-15, Cl. A5,
 6.75%, 08/25/2029...............        5,000,000                  4,820,575
Independent National Mortgage Corp.,
 Ser. 1997-A, Cl. A, 144A
 7.81%, 12/26/2026...............        7,629,038                  6,928,120
Mellon Residential Funding Corp.
 Ser. 1999-TBC1, Cl. A3,
 6.11%, 01/25/2029...............        6,452,828                  6,226,979
Mid State Trust
 Ser. 6, Cl. A3,
 7.54%, 07/01/2035...............        1,581,122                  1,493,164
Morgan Stanley Capital I, Inc.
 Ser. 1998-HF2, Cl. B,
 6.92%, 11/15/2030...............        2,550,000                  2,516,659
 Ser. 1999-LIFE, Cl. A2,
 7.11%, 07/15/2009...............        2,000,000                  1,995,990
Nomura Depositor Trust, 144A
 Ser. 1998-ST1, Cl. A1,
 5.54%, 01/15/2003...............        9,650,817                  9,525,984
PNC Mortgage Securities Corp.
 Ser. 1997-4, Cl. 2PP3,
 7.25%, 07/25/2027...............        2,443,124                  2,356,967
 Ser. 1997-4, Cl. 2PP1,
 7.50%, 07/25/2027...............        3,790,001                  3,812,456
Residental Funding Mortgage Securities I, Inc.
 Ser. 1999-S2, Cl. M1,
 6.50%, 01/25/2029...............        4,111,011                  3,765,501
                                                              ---------------
Total Collateralized Mortgage Obligations
 (Cost $92,798,853)..............                                  88,843,207
                                                              ---------------
MORTGAGE-BACKED SECURITIES - 3.0%
Federal Home Loan Mortgage Corp.
 6.25%, 07/15/2004...............        8,525,000                  8,475,401
 6.63%, 09/15/2009...............       14,000,000                 13,954,080
Federal National Mortgage Association
 5.50%, 07/01/2009...............       13,956,340                 13,391,666
 6.50%, 10/01/2028...............        5,185,290                  4,971,397
 6.78%, 09/01/2021...............        2,828,444                  2,912,845
 7.00%, 05/01/2024...............        2,695,251                  2,659,027
Government National Mortgage Association
 8.50%, 05/15/2021...............          305,013                    319,214
 8.50%, 07/15/2021...............          144,938                    150,961
 8.50%, 06/15/2022...............          370,392                    385,786
 9.00%, 10/15/2021...............          237,809                    249,996
 9.50%, 02/15/2021...............          140,881                    149,685
                                                              ---------------
Total Mortgage-Backed Securities
 (Cost $47,451,079)..............                                  47,620,058
                                                              ---------------
FOREIGN BONDS (U.S. DOLLARS) - 1.8%
BANKS - 0.2%
International Bank For Reconstruction & Development Co.
 COLTS
 7.95%, 05/15/2016...............          640,000                    763,424
Skandinaviska Enskilda
 (eff. yield 7.94%) (c)
 0.00%, 05/26/2033...............       30,000,000                  2,346,000
                                                              ---------------
                                                                    3,109,424
                                                              ---------------
ENVIRONMENTAL SERVICES - 0.2%
Oslo Seismic Services, Inc.
 8.28%, 06/01/2011...............        2,441,512                  2,533,068
                                                              ---------------
FINANCE & INSURANCE - 0.3%
TXU Eastern Funding Co.
 6.75%, 05/15/2009...............        5,000,000                  4,644,145
                                                              ---------------
GOVERNMENT AGENCY - 0.2%
Quebec (Province of)
 7.50%, 09/15/2029...............        2,500,000                  2,503,100
                                                              ---------------
OIL FIELD SERVICES - 0.5%
YPF SA
 7.25%, 03/15/2003...............        8,000,000                  7,800,879
                                                              ---------------

                                  EVERGREEN
                                Balanced Fund
                     Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)

                                        Principal
                                           Amount                   Value
FOREIGN BONDS (U.S. DOLLARS) - CONTINUED
TRANSPORTATION - 0.4%
Golden State Petroleum Transport Corp.
 8.04%, 02/01/2019...............
                                    $    7,600,000           $      7,116,382
                                                             ----------------
Total Foreign Bonds (U.S. Dollars)
 (Cost $29,259,754)..............                                  27,706,998
                                                             ----------------
FOREIGN BONDS (NON-U.S. DOLLARS) - 1.6%
BANKS - 0.7%
Nykredit
 6.00%, 10/01/2029...............       40,913,000                  5,336,045
                                               DKK
Realkredit Danmark
 6.00%, 10/01/2029...............       44,076,000                  5,758,043
                                               DKK
                                                             ----------------
                                                                   11,094,088
                                                             ----------------
GOVERNMENT AGENCY - 0.9%
Denmark (Kingdom of)
 8.00%, 05/15/2003...............       86,510,000                 13,696,890
                                                             ----------------
                                               DKK
Total Foreign Bonds (Non-U.S. Dollars)
 (Cost $25,772,224)..............                                  24,790,978
                                                             ----------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.8%
U.S. TREASURY OBLIGATIONS - 4.8%
U.S. Treasury Bonds
 5.25%, 02/15/2029...............       20,255,000                 17,726,367
 7.88%, 02/15/2021...............        9,200,000                 10,699,324
U.S. Treasury Notes
 4.75%, 11/15/2008...............          250,000                    227,577
 5.25%, 05/15/2004...............        5,000,000                  4,886,700
 5.75%, 06/30/2001...............       11,000,000                 11,015,510
 6.00%, 08/15/2004...............        4,830,000                  4,876,803
 7.25%, 05/15/2004...............       23,690,000                 24,978,025

Total U.S. Government & Agency Obligations
 (Cost $75,153,330)..............                                  74,410,306
                                                             ----------------
SHORT-TERM INVESTMENTS - 4.8%
MONEY MARKET PORTFOLIO - 2.3%
Navigator Prime Portfolio (a)
 (cost $36,285,571)..............       36,285,571                 36,285,571
                                                             ----------------
REPURCHASE AGREEMENTS - 2.5%
Evergreen Joint Repurchase Agreement
Investments in repurchase agreements,
in a joint trading account, purchased
9/30/1999, 5.30%, maturing 10/1/1999,
 maturity value $38,686,695)
 (Cost $38,681,000) (b)..........       38,681,000                 38,681,000
                                                             ----------------
Total Short-Term Investments
 (Cost $74,966,571)..............                                  74,966,571
                                                             ----------------
 TOTAL INVESTMENTS-
 (COST $1,357,739,224)...........            102.5%             1,596,843,107
 OTHER ASSETS AND
 LIABILITIES - NET...............             (2.5 )              (39,159,963)
                                       -----------           ----------------
 NET ASSETS -....................            100.0%            $1,557,683,144
                                       ===========           ================

(a)  Represents investment of cash collateral received for securities on loan.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligaitons based on market prices plus accrued interest at September 30, 1999.
(c) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
*    Non-income producing security.
+    All or a portion of this security is on loan (see Note 7).
144A Security that may be resold to "qualified institutional buyers" under Rule
     144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines establised by the Board of Trustees.

SUMMARY OF ABBREVIATIONS:

ADR    American Depository Receipt
COLTS  Continuously Offered Longer Term Securities
DKK    Danish Krone
REMIC  Real Estate Mortgage Investment Conduit

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts to sell:


 EXCHANGE                          U.S. VALUE AT       IN EXCHANGE   UNREALIZED
   DATE    CONTRACTS TO DELIVER  SEPTEMBER 30, 1999     FOR U.S. $      LOSS
   ----    --------------------  ------------------    -----------      ----
10/20/1999    19,000,000 Euro        $20,248,416       $19,498,750   ($749,666)


                   See Combined Notes to Financial Statements.

                                    EVERGREEN
                                 Foundation Fund
                             Schedule of Investments
                         September 30, 1999 (Unaudited)


                                              Shares                Value
COMMON STOCKS - 63.5%

AEROSPACE & DEFENSE - 0.5%
Boeing Co. *.............................    247,600         $    10,553,950
United Technologies Corp.................     92,530               5,488,186
                                                             ---------------
                                                                  16,042,136
                                                             ---------------
AUTOMOTIVE EQUIPMENT &
 MANUFACTURING - 1.0%
Daimler Chrysler AG......................    344,066              23,891,083
Delphi Automotive
 Systems Corp............................     90,860               1,459,439
General Motors Corp......................    110,000               6,923,125
                                                             ---------------
                                                                  32,273,647
                                                             ---------------
BANKS - 2.1%
Bank One Corp............................    117,923               4,105,194
BankAmerica Corp.........................    179,539               9,998,078
BankBoston Corp..........................    668,600              29,000,525
National City Corp.......................    366,160               9,771,895
Seacoast Banking Corp. of Florida,
 Cl. A...................................     70,000               2,060,625
SunTrust Banks, Inc......................    184,280              12,116,410
                                                             ---------------
                                                                  67,052,727
                                                             ---------------
BUSINESS EQUIPMENT & SERVICES - 0.5%
Automatic Data Processing, Inc...........     98,000               4,373,250
Computer Sciences Corp. *................    106,200               7,467,188
Xerox Corp...............................    120,000               5,032,500
                                                             ---------------
                                                                  16,872,938
                                                             ---------------
CAPITAL GOODS - 0.3%
Caterpillar, Inc.........................    156,000               8,550,750
                                                             ---------------
CHEMICAL & AGRICULTURAL PRODUCTS - 2.0%
Air Products & Chemicals, Inc............     40,000               1,162,500
Du Pont (E.I.) De
 Nemours & Co............................    575,400              35,027,475
Monsanto Co..............................    280,800              10,021,050
Nalco Chemical Co........................     45,000               2,272,500
Pioneer Hi-Bred International, Inc.......    174,000               6,927,375
PPG Industries, Inc......................    105,800               6,348,000
Praxair, Inc.............................     40,000               1,840,000
                                                             ---------------
                                                                  63,598,900
                                                             ---------------
COMMUNICATION SYSTEMS & SERVICES - 3.5%
Cisco Systems, Inc. *....................    816,200              55,960,712
Lucent Technologies, Inc.................    643,870              41,771,066
MCI WorldCom, Inc. *.....................    170,900              12,283,438
                                                             ---------------
                                                                 110,015,216
                                                             ---------------
CONSUMER PRODUCTS & SERVICES - 1.0%
Gillette Co..............................    218,000               7,398,375
Procter & Gamble Co......................    251,451              23,573,531
                                                             ---------------
                                                                  30,971,906
                                                             ---------------
DIVERSIFIED COMPANIES - 1.1%
Tyco International Ltd...................    334,586              34,546,004
                                                             ---------------
ELECTRICAL EQUIPMENT & SERVICES - 3.3%
Applied Power, Inc., Cl. A...............    130,000               3,948,750
Emerson Electric Co......................    254,300              16,068,581
General Electric Co......................    612,400              72,607,675
Motorola, Inc............................    127,500              11,220,000
                                                             ---------------
                                                                 103,845,006
                                                             ---------------
FINANCE & INSURANCE - 7.6%
AFLAC, Inc...............................    100,000               4,187,500
Allstate Corp............................    144,000               3,591,000
American Express Co......................    263,000              35,406,375
American International Group, Inc........    367,612              31,959,268
Berkshire Hathaway Inc. *................      4,600               8,537,600
Citigroup, Inc...........................    437,625              19,255,500
Countrywide Credit Industries, Inc.......    158,350               5,106,788
Federal Home Loan Mortgage Corp..........     84,000               4,368,000
Federal National Mortgage Assoc..........    718,000              45,009,625
Household International, Inc.............    370,055              14,848,457
Marsh & McLennan Co., Inc................    354,100              24,255,850
Merrill Lynch & Co., Inc.................    407,400              27,372,187
MGIC Investment Corp.....................    169,800               8,107,950
Raymond James Financial, Inc.............    312,975               6,239,939
                                                             ---------------
                                                                 238,246,039
                                                             ---------------
FOOD & BEVERAGE PRODUCTS - 2.6%
Anheuser Busch Companies, Inc............    182,000              12,751,375
Bestfoods................................    240,000              11,640,000
Campbell Soup Co.........................    111,000               4,342,875
Coca Cola Co.............................    439,400              21,118,662
Conagra, Inc.............................    206,900               4,668,181
McDonald's Corp..........................    242,000              10,406,000
Pepsico, Inc.............................    250,000               7,562,500
Philip Morris Companies, Inc.............    274,000               9,367,375
Tricon Global
 Restaurants, Inc. *.....................      3,000                 122,813
                                                             ---------------
                                                                  81,979,781
                                                             ---------------

                                   EVERGREEN
                                Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)



                                              Shares            Value
COMMON STOCKS - CONTINUED

FOREST PRODUCTS - 0.1%
Willamette Industries, Inc..............      90,000         $     3,881,250
                                                             ---------------
HEALTHCARE PRODUCTS & SERVICES - 6.8%
Abbott Laboratories.....................     431,400              15,853,950
American Home
 Products Corp..........................     243,600              10,109,400
Baxter International, Inc...............      70,000               4,217,500
Bristol-Myers Squibb Co.................     350,400              23,652,000
Glaxo Wellcome Plc, ADR.................      29,400               1,528,800
Guidant Corp. *.........................     137,100               7,351,988
IMS Health, Inc.........................      40,000                 912,500
Johnson & Johnson.......................     205,500              18,880,312
Lilly (Eli) & Co........................     312,524              20,001,536
McKesson HBOC, Inc......................     198,680               5,761,720
Medtronic, Inc..........................     297,200              10,550,600
Merck & Co., Inc........................     538,516              34,902,568
PE Corp-PE
 Biosystems Group *.....................     324,000              23,409,000
Pfizer, Inc.............................     253,500               9,110,156
Schering-Plough Corp....................     314,000              13,698,250
Warner-Lambert Co.......................     227,400              15,093,675
                                                             ---------------
                                                                 215,033,955
                                                             ---------------
INDUSTRIAL SPECIALTY PRODUCTS &
 SERVICES - 0.8%
Corning, Inc............................     143,000               9,804,438
Honeywell, Inc..........................     108,000              12,021,750
Illinois Tool Works, Inc................      63,700               4,749,631
                                                             ---------------
                                                                  26,575,819
                                                             ---------------
INFORMATION SERVICES & TECHNOLOGY - 13.7%
America Online, Inc. *..................     161,000              16,744,000
Analog Devices, Inc. *..................     162,566               8,331,507
BMC Software, Inc. *....................     100,000               7,156,250
Compaq Computer Corp....................     520,133              11,930,551
Computer Associates International,
 Inc....................................     106,000               6,492,500
Dell Computer Corp. *...................     600,000              25,087,500
EMC Corp. *.............................     216,000              15,430,500
Hewlett-Packard Co......................     342,800              31,537,600
Intel Corp..............................   1,619,200             120,326,800
International Business Machines Corp....     480,000              58,260,000
Microsoft Corp. *.......................     980,000              88,751,250
Sun Microsystems, Inc. *................     428,000              39,804,000
                                                             ---------------
                                                                 429,852,458
                                                             ---------------
OIL & ENERGY - 2.9%
Atlantic Richfield Co...................     100,000               8,862,500
BP Amoco Plc............................     105,054              11,641,296
Chevron Corp............................     153,000              13,578,750
Consolidated Natural
 Gas Co.................................      66,000               4,116,750

COMMON STOCKS - CONTINUED

OIL & ENERGY - CONTINUED
Equitable Resources, Inc................     289,000              10,927,813
Exxon Corp..............................     246,400              18,711,000
Mobil Corp..............................     141,800              14,286,350
Texaco, Inc.............................     125,000               7,890,625
                                                             ---------------
                                                                  90,015,084
                                                             ---------------
OIL FIELD SERVICES - 0.7%
Baker Hughes, Inc.......................      83,430               2,419,470
Halliburton Co..........................     167,600               6,871,600
Schlumberger Ltd........................     187,800              11,702,288
                                                             ---------------
                                                                  20,993,358
                                                             ---------------
PAPER & PACKAGING - 0.2%
Kimberly-Clark Corp.....................      93,000               4,882,500
                                                             ---------------
PRINTING, PUBLISHING, BROADCASTING
  & ENTERTAINMENT - 1.2%
CBS Corp. *.............................     128,620               5,948,675
Cox Communications, Inc., Cl. A *.......     154,500               6,450,375
Disney (Walt) Co. *.....................     387,479              10,026,019
New York Times Co., Cl. A...............      40,000               1,500,000
Time Warner, Inc........................     243,800              14,810,850
                                                             ---------------
                                                                  38,735,919
                                                             ---------------
REAL ESTATE - 0.3%
Marriott International, Inc., Cl. A.....     235,000               7,681,563
Sunstone Hotel Investors, Inc. REIT.....     186,700               1,633,625
                                                             ---------------
                                                                   9,315,188
                                                             ---------------
RETAILING & WHOLESALE - 3.3%
Bed Bath & Beyond, Inc. *...............     255,000               8,909,063
Costco Wholesale Corp. *................      91,000               6,552,000
Dayton Hudson Corp......................      82,400               4,949,150
Home Depot, Inc.........................     399,000              27,381,375
Lowe's Companies, Inc...................     216,000              10,530,000
Safeway, Inc. *.........................      95,000               3,615,938
W.W. Grainger, Inc......................     110,100               5,291,681
Wal-Mart Stores, Inc....................     779,000              37,051,187
                                                             ---------------
                                                                 104,280,394
                                                             ---------------
TELECOMMUNICATION SERVICES &
 EQUIPMENT - 1.6%
Global Crossing Ltd. *..................   1,255,215              33,263,197
Qwest Communications International,
 Inc. *.................................     253,000               7,479,313
Univision Communications, Inc., Cl. A
 *......................................      33,165               2,698,802
Vodafone Airtouch Public Ltd., ADR......      34,000               8,083,500
                                                             ---------------
                                                                  51,524,812
                                                             ---------------

                                   EVERGREEN
                                Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)


                                              Shares              Value
COMMON STOCKS - CONTINUED

TRANSPORTATION - 0.9%
Burlington Northern Santa Fe Corp.....        75,000         $     2,062,500
Union Pacific Corp....................       524,000              25,184,750
                                                             ---------------
                                                                  27,247,250
                                                             ---------------
UTILITIES - ELECTRIC - 1.1%
Central Hudson Gas & Electric Corp....       360,100              14,178,937
Eastern Utilities Associates..........       104,300               3,115,962
Energy East Corp......................       276,800               6,574,000
PacifiCorp............................       200,000               4,025,000
Public Service Enterprise Group, Inc..        47,500               1,834,688
Southern Co...........................       154,000               3,965,500
                                                             ---------------
                                                                  33,694,087
                                                             ---------------
UTILITIES - GAS - 0.3%
Keyspan Corp..........................       276,636               7,918,706
                                                             ---------------
UTILITIES - TELEPHONE - 4.1%
ALLTEL Corp...........................        72,766               5,120,907
AT&T Corp.............................       580,000              25,230,000
Bell Atlantic Corp. *.................       348,080              23,430,135
GTE Corp..............................       311,400              23,938,875
Sprint Corp...........................       702,000              38,083,500
Sprint Corp. (PCS Group) *............       175,500              13,085,719
                                                             ---------------
                                                                 128,889,136
                                                             ---------------
Total Common Stocks
 (Cost $1,249,337,837)................                         1,996,834,966
                                                             ---------------
RIGHTS - 0.0%

TELECOMMUNICATION SERVICES &
 EQUIPMENT - 0.0%
TALK.com, Inc. *(Cost $0).............         5,300                       0
                                                             ---------------

                                           Principal
                                             Amount               Value


CONVERTIBLE DEBENTURES - 0.2%

BUSINESS EQUIPMENT & SERVICES - 0.0%
Personnel Group of America, Inc.
 5.75%, 07/01/2004.................... $     800,000                 596,000
                                                             ---------------
ENVIRONMENTAL SERVICES - 0.0%
Waste Management, Inc.
 4.00%, 02/12/2002....................       100,000                  89,500
                                                             ---------------
INDUSTRIAL SPECIALTY PRODUCTS &
 SERVICES - 0.1%
Robbins & Myers, Inc.
 6.50%, 09/01/2003....................     2,100,000               1,756,125
Simula, Inc.
 8.00%, 05/01/2004....................       750,000                 548,438
                                                             ---------------
                                                                   2,304,563
                                                             ---------------
CONVERTIBLE DEBENTURES - CONTINUED

RETAILING & WHOLESALE - 0.1%
Home Depot, Inc.
 3.25%, 10/01/2001.................... $     500,000         $     1,483,125
Total Convertible Debentures
 (Cost $4,280,000)....................                             4,473,188
                                                             ---------------
CORPORATE BONDS & NOTES - 1.6%
AUTOMOTIVE EQUIPMENT &
 MANUFACTURING - 0.8%
Daimler Chrysler AG
 6.90%, 09/01/2004....................    25,000,000              25,118,575
                                                             ---------------
CHEMICAL & AGRICULTURAL PRODUCTS - 0.0%
Arco Chemical Co.
 10.25%, 11/01/2010...................       210,000                 216,441
                                                             ---------------
FINANCE & INSURANCE - 0.0%
Chrysler Financial Corp.
 6.95%, 03/25/2002....................       500,000                 507,876
                                                             ---------------
RETAILING & WHOLESALE - 0.8%
Wal-Mart Stores, Inc.
 6.88%, 08/10/2009....................    25,000,000              25,087,025
Total Corporate Bonds & Notes
 (Cost $50,792,178)...................                            50,929,917
                                                             ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.7%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
Federal Home Loan Mortgage Corp.
 6.44%, 01/28/2000....................       500,000                 501,361
Federal National Mortgage Assoc.
 5.94%, 12/12/2005....................       500,000                 479,991
 6.21%, 08/06/2038....................     1,250,000               1,137,689
Tennessee Valley Authority
 7.25%, 07/15/2043....................     8,000,000               7,801,728
 7.85%, 06/15/2044....................    10,000,000               9,994,500
                                                             ---------------
                                                                  19,915,269
                                                             ---------------
U.S. TREASURY OBLIGATIONS - 25.1%
U.S. Treasury Bonds
 6.00%, 02/15/2026....................    38,000,000              36,242,500
 6.25%, 08/15/2023....................    40,000,000              39,362,520
 7.13%, 02/15/2023....................    25,000,000              27,140,625
 7.25%, 05/15/2016....................    49,500,000              53,521,875
 7.25%, 08/15/2022....................    23,000,000              25,264,074
 8.00%, 11/15/2021....................    10,000,000              11,818,750
 8.13%, 08/15/2019....................    50,000,000              59,218,750
 8.13%, 05/15/2021....................    25,000,000              29,828,125
 8.38%, 08/15/2008....................    30,000,000              32,353,140
 8.50%, 02/15/2020....................    10,000,000              12,284,380
 10.63%, 08/15/2015...................     1,000,000               1,410,625

                                  EVERGREEN
                               Foundation Fund
                     Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)

                                         Principal
                                            Amount                 Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED

U.S. TREASURY OBLIGATIONS - CONTINUED
U.S. Treasury Notes
 5.25%, 08/15/2003.................... $ 125,000,000         $   122,578,125
 5.50%, 05/15/2009....................    25,000,000              24,179,700
 5.88%, 11/15/1999....................     2,000,000               2,003,126
 5.88%, 02/15/2000....................       350,000                 351,094
 5.88%, 09/30/2002....................    75,000,000              75,304,725
 5.88%, 11/15/2005....................    50,000,000              49,687,500
 6.00%, 10/15/1999....................       500,000                 500,469
 6.13%, 09/30/2000....................     1,000,000               1,006,563
 6.13%, 08/15/2007....................    75,000,000              75,117,225
 6.38%, 01/15/2000....................       500,000                 501,875
 6.50%, 05/31/2001....................       900,000                 912,094
 6.50%, 08/31/2001....................   100,000,000             101,531,300
 6.50%, 08/15/2005....................     1,130,000               1,156,485
 6.63%, 03/31/2002....................     1,000,000               1,021,250
 6.88%, 05/15/2006....................       500,000                 521,875
 7.50%, 11/15/2001....................     3,235,000               3,353,281
 7.50%, 02/15/2005....................       600,000                 641,438
 7.75%, 11/30/1999....................       700,000                 703,719
                                                             ---------------
                                                                 789,517,208
                                                             ---------------
Total U.S. Government & Agency
 Obligations
 (Cost $803,803,537)..................                           809,432,477
                                                             ---------------

SHORT-TERM INVESTMENTS - 8.6%

REPURCHASE AGREEMENTS - 8.6%
State Street Bank & Trust Co.,
 purchased 9/30/1999, 5.22%,
 maturing 10/1/1999, maturity
 value $271,374,344
 (cost $271,335,000)(a)...............   271,335,000             271,335,000
                                                             ---------------

 TOTAL INVESTMENTS-
 (COST $2,379,548,552)................          99.6%          3,133,005,548
 OTHER ASSETS AND
 LIABILITIES - NET....................           0.4%             12,864,220
                                       -------------          --------------
 NET ASSETS -.........................         100.0%         $3,145,869,768
                                       -------------          --------------

a) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
*  Non-income producing security.

SUMMARY OF ABBREVIATIONS:
ADR   American Depository Receipt
REIT  Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                            Schedule of Investments
                         September 30, 1999 (Unaudited)

                                             Shares           Value
COMMON STOCKS - 36.1%

AUTOMOTIVE EQUIPMENT &
 MANUFACTURING - 0.7%
Autoliv, Inc..........................       39,151         $   1,473,056
Daimler Chrysler AG  .................       18,705             1,298,829
                                                            -------------
                                                                2,771,885
                                                            -------------
BANKS - 4.7%
BankAmerica Corp......................        5,875               327,164
BankBoston Corp.......................       39,000             1,691,625
Chase Manhattan Corp..................       25,000             1,884,375
Comerica, Inc.........................        7,500               379,688
First Union Corp. ** .................        3,000               106,688
Fleet Boston Corp.....................       11,500               421,188
Huntington Bancshares, Inc.  .........       68,200             1,811,562
M&T Bank Corp.........................        4,000             1,836,000
National City Corp.  .................       39,600             1,056,825
Northern Trust Corp...................       10,000               835,000
One Valley Bancorp, Inc...............       15,750               543,375
Republic New York Corp.  .............       41,000             2,518,937
Seacoast Banking Corp. of
 Florida, Cl. A  .....................       15,000               441,562
SunTrust Banks, Inc...................       58,880             3,871,360
                                                            -------------
                                                               17,725,349
                                                            -------------
BUILDING, CONSTRUCTION & FURNISHINGS.- 1.3%
Carlisle Companies, Inc...............       46,000             1,817,000
D.R. Horton, Inc......................       78,950             1,021,415
La-Z-Boy Chair Co.....................       47,100               897,844
Ryland Group, Inc.....................       50,000             1,137,500
                                                            -------------
                                                                4,873,759
                                                            -------------
BUSINESS EQUIPMENT & SERVICES - 0.9%
Computer Sciences Corp. *.............       45,000             3,164,062
Convergys Corp. *.....................       15,000               297,188
                                                            -------------
                                                                3,461,250
                                                            -------------
CHEMICAL & AGRICULTURAL PRODUCTS - 1.0%
Du Pont (E.I.) De
 Nemours & Co.........................       20,000             1,217,500
Monsanto Co...........................       25,000               892,187
Sigma-Aldrich Corp.  .................       56,100             1,781,175
                                                            -------------
                                                                3,890,862
                                                            -------------
CONSUMER PRODUCTS & SERVICES - 0.4%
Adidas AG ADS, 144A  .................       10,000               427,059
Gucci Group  .........................       12,000             1,002,000
                                                            -------------
                                                                1,429,059
                                                            -------------
DIVERSIFIED COMPANIES - 0.4%
Tyco International Ltd.  .............       15,710             1,622,058
                                                            -------------
ELECTRICAL EQUIPMENT & SERVICES - 0.9%
Emerson Electric Co...................       15,000               947,812
Motorola, Inc.........................        8,100               712,800
Park Electrochemical Corp.............       17,700               581,888
Thomas & Betts Corp...................       18,500               943,500
                                                            -------------
                                                                3,186,000
                                                            -------------
FINANCE & INSURANCE - 5.6%
AFLAC, Inc.  .........................        4,400               184,250
American International
 Group, Inc...........................       21,250             1,847,422
Citigroup, Inc.  .....................       75,375             3,316,500
Countrywide Credit
 Industries, Inc......................       20,000               645,000
Enhance Financial Services
 Group, Inc...........................        6,000               106,125
FBL Financial Group, Inc..............       20,000               412,500
Federal National
 Mortgage Assoc.......................       21,000             1,316,437
FPIC Insurance Group, Inc. * .........       20,000               301,250
Horace Mann Educators Corp.  .........       52,000             1,342,250
Legg Mason, Inc.......................       80,866             3,098,179
Lincoln National Corp.................       27,000             1,014,188
Merrill Lynch & Co., Inc..............       63,500             4,266,406
Mony Group, Inc.......................       35,000             1,010,625
Nationwide Financial Services,
 Inc., Cl. A .........................       28,000               990,500
Paine Webber Group, Inc...............       35,800             1,297,750
                                                            -------------
                                                               21,149,382
                                                            -------------
FOOD & BEVERAGE PRODUCTS - 0.2%
Coca Cola Co. Femsa SA, ADR  .........       40,000               552,500
                                                            -------------
HEALTHCARE PRODUCTS & SERVICES - 5.8%
Abbott Laboratories  .................       39,000             1,433,250
Alza Corp. * .........................       39,000             1,669,687
American Home Products Corp...........       40,000             1,660,000
Celera Genomics Group.................       27,350             1,100,838
Dendrite International, Inc. *........       30,000             1,417,500
McKesson HBOC, Inc.  .................       66,000             1,914,000
Medtronic, Inc.  .....................       36,000             1,278,000
Merck & Co., Inc......................       33,800             2,190,662
PE Corp-PE
 Biosystems Group *  .................      109,400             7,904,150
Warner-Lambert Co.....................       15,000               995,625
                                                            -------------
                                                               21,563,712
                                                            -------------
INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 0.4%
Furon Co..............................       24,000               598,500
Meade Instruments Corp. *.............       37,000               890,313
                                                            -------------
                                                                1,488,813
                                                            -------------
INFORMATION SERVICES & TECHNOLOGY - 4.4%
Hewlett-Packard Co.  .................        4,000               368,000
Intel Corp.  .........................       72,000             5,350,500
International Business
 Machines Corp.  .....................       50,000             6,068,750

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 1999 (unaudited)


                                            Shares              Value
COMMON STOCKS - CONTINUED

INFORMATION SERVICES &
 TECHNOLOGY - CONTINUED
SCI Systems, Inc. *  .................       60,000         $   2,666,250
Sun Microsystems, Inc. * .............       20,000             1,860,000
                                                            -------------
                                                               16,313,500
                                                            -------------
LEISURE & TOURISM - 0.3%
Starwood Hotels & Resorts.............       45,000             1,004,063
                                                            -------------
OIL & ENERGY - 0.4%
Atlantic Richfield Co.................       15,000             1,329,375
                                                            -------------
OIL FIELD SERVICES - 0.6%
Diamond Offshore Drilling, Inc.  .....       43,000             1,435,125
Schlumberger Ltd......................       15,000               934,687
                                                            -------------
                                                                2,369,812
                                                            -------------
REAL ESTATE - 1.4%
Alexander's, Inc. REIT * .............       19,300             1,395,631
Archstone Communities Trust  .........        3,485                67,304
Boston Properties, Inc. REIT .........       39,000             1,196,813
Brandywine Realty Trust REIT .........       20,000               325,000
Horizon Group Properties,
 Inc. REIT * .........................        1,480                 5,180
Indymac Mortgage Holdings,
 Inc. REIT............................       70,000             1,050,000
Prentiss Properties Trust REIT........        9,900               219,656
Sunstone Hotel Investors,
 Inc. REIT............................      115,000             1,006,250
                                                            -------------
                                                                5,265,834
                                                            -------------
RETAILING & WHOLESALE - 2.4%
Ethan Allen Interiors, Inc.  .........      127,050             4,041,778
Lowe's Companies, Inc.................       32,000             1,560,000
Sonic Automotive, Inc. * .............      130,000             1,690,000
W.W. Grainger, Inc.  .................       17,000               817,063
Williams Sonoma, Inc. *  .............       20,000               971,250
                                                            -------------
                                                                9,080,091
                                                            -------------
TELECOMMUNICATION SERVICES &
 EQUIPMENT - 1.2%
Global Crossing Ltd. *................      166,050             4,400,325
                                                            -------------
THRIFT INSTITUTIONS - 0.6%
Bank United Corp. *  .................       18,000               582,750
BankUnited Financial Corp.............       15,000               119,062
Mech Financial, Inc...................       30,000               990,000
St. Paul Bancorp, Inc.................       29,298               670,192
                                                            -------------
                                                                2,362,004
                                                            -------------
TRANSPORTATION - 1.1%
Midwest Express
 Holdings, Inc. *.....................       42,850             1,122,134
Union Pacific Corp.  .................       65,000             3,124,063
                                                            -------------
                                                                4,246,197
                                                            -------------
UTILITIES - GAS - 0.7%
Williams Companies, Inc...............       70,000             2,620,625
                                                            -------------
UTILITIES - TELEPHONE - 0.7%
Sprint Corp...........................       36,000             1,953,000
Sprint Corp. (PCS Group) *............        9,000               671,062
                                                                2,624,062
                                                            -------------
Total Common Stocks
 (Cost $95,977,432)  .................                        135,330,517
                                                            -------------

                                          Principal
                                           Amount                Value
CONVERTIBLE DEBENTURES - 0.0%

BUSINESS EQUIPMENT & SERVICES - 0.0%
Personnel Group of America, Inc.
 5.80%, 07/01/2004
 (Cost $150,000) .....................   $  150,000               111,750
                                                            -------------
MUNICIPAL OBLIGATIONS - 61.0%

ALABAMA - 2.1%
Alabama HFA SFHRB Home Mtge.,
 Ser. B-1, (GNMA),
 5.30%, 10/01/2016....................    5,120,000             4,831,846
Alabama Wtr. Poll. Ctl. Auth. Revolving
 Fund Loan,
 Ser. B, (AMBAC),
 5.50%, 08/15/2016....................    3,000,000             2,951,250
                                                            -------------
                                                                7,783,096
                                                            -------------
ALASKA - 0.7%
Alaska Hsg. Fin. Corp. Mtge. RB:
 Ser. A, (MBIA),
 6.05%, 12/01/2017....................      750,000               760,013
 Ser. A-1, (MBIA),
 5.30%, 12/01/2012....................    2,000,000             1,926,080
                                                            -------------
                                                                2,686,093
                                                            -------------
CALIFORNIA - 1.4%
California HFA RB: MFHRB III,
 Ser. C, (MBIA),
 5.30%, 08/01/2028....................    1,000,000               910,810
 Ser. I, (MBIA),
 5.75%, 02/01/2029....................      700,000               681,471
Campbell, CA Unified Sch. Dist. GO
  (FGIC),
 5.00%, 08/01/2017....................    2,500,000             2,340,000
San Francisco, CA Bay Area Rapid Trans. Dist.
 Sales Tax RB
 5.25%, 07/01/2018....................    1,000,000               961,840

                                  EVERGREEN
                        Tax Strategic Foundation Fund
                     Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)

                                          Principal
                                             Amount             Value
MUNICIPAL OBLIGATIONS - CONTINUED

CALIFORNIA - CONTINUED
Simi Valley, CA Unified Sch. Dist. COP Ref. &
 Cap. Impt. Proj.
  (AMBAC),
 5.25%, 08/01/2002....................   $  500,000         $     473,865
                                                            -------------
                                                                5,367,986
                                                            -------------
COLORADO - 0.6%
Denver, CO City & Cnty. Arpt. RB,
 Ser. D, (MBIA),
 5.50%, 11/15/2025....................    1,000,000               958,520
Jefferson Cnty., CO Sch. Dist. No.
 001 GO, Ser. A,
 5.00%, 12/15/2017....................    1,500,000             1,373,910
                                                            -------------
                                                                2,332,430
                                                            -------------
DELAWARE - 0.3%
Delaware EDA RB Osteopathic Hosp.
 Assoc. of DE/Riverside Hosp.
 Ser. A,
 6.50%, 01/01/2008....................    1,000,000             1,079,280
                                                            -------------
DISTRICT OF COLUMBIA - 1.1%
District of Columbia RB Carnegie
 Endowment for Int'l. Peace
 5.75%, 11/15/2026....................    1,900,000             1,827,762
District of Columbia,
 Ser. B, (FSA),
 5.25%, 06/01/2026....................    2,500,000             2,261,075
                                                            -------------
                                                                4,088,837
                                                            -------------
FLORIDA - 1.5%
Florida Brd. of Ed. Cap. Outlay GO
 Ser. C,
 5.50%, 06/01/2015....................    2,000,000             1,995,680
Florida Hsg. Fin. Corp. RB
 Homeowner Mtge., AMT
 Ser. 2,
 5.35%, 01/01/2021....................    1,215,000             1,115,273
Gainesville, FL Util. Sys. RB,
 Ser. B,
 5.50%, 10/01/2013....................    2,500,000             2,515,200
                                                            -------------
                                                                5,626,153
                                                            -------------
ILLINOIS - 7.0%
Chicago, IL Board of Ed. GO Chicago
 Sch. Reform:
  (AMBAC),
 6.75%, 12/01/2009....................    1,000,000             1,123,650
Chicago, IL Midway Arpt. RB,
 Ser. A, (MBIA),
 5.63%, 01/01/2022....................    5,000,000             4,848,400
Chicago, IL Skyway Toll Bridge RB
  (MBIA),
 5.38%, 01/01/2011....................    2,500,000             2,513,350
Cook Cnty., IL GO Capital Impt.,:
 Ser. A, (FGIC),
 5.00%, 11/15/2028....................    5,000,000             4,315,250
 Ser. A, (FGIC),
 5.25%, 11/15/2017....................    3,000,000             2,806,650
 Ser. A, (MBIA),
 5.63%, 11/15/2022....................    3,600,000             3,488,904
Illinois GO:
  (FSA),
 5.13%, 04/01/2023....................    3,440,000             3,075,257
  (FGIC),
 5.38%, 02/01/2016....................    3,400,000             3,286,780
Will Cnty., IL Community Sch. Dist.
 No. 161, Summit Hill GO Cap. Apprec.
 (Eff. Yield 5.50%) (b) (FGIC),
 0.00%, 01/01/2016....................    2,000,000               778,560
                                                            -------------
                                                               26,236,801
                                                            -------------
INDIANA - 0.5%
Indiana HFA SFHRB,
 Ser. A-2, (FNMA/GNMA),
 5.15%, 07/01/2017....................    2,000,000             1,856,900
                                                            -------------
MAINE - 0.4%
Maine Hlth. & Higher Edl. Facs.
 Auth..RB, Ser. B, (AMBAC),
 5.75%, 07/01/2026....................    1,000,000               971,980
Maine Hsg. Auth. Mtge. RB,
 Ser. F-1, (HUD),
 5.50%, 11/15/2029....................      500,000               468,610
                                                            -------------
                                                                1,440,590
                                                            -------------
MASSACHUSETTS - 4.2%
Massachusetts Bay Trans. Auth. RB
 General Trans. Sys.,
 Ser. A
 7.00%, 03/01/2008....................      250,000               284,188
  (FGIC),
 7.00%, 03/01/2014....................    1,000,000             1,155,540
Massachusetts HFA Hsg. Proj. RB,
 Ser. A, (AMBAC),
 5.95%, 10/01/2008....................      250,000               258,995
Massachusetts Hlth. & Edl. Facs.
 Auth. RB: Cooley Dickinson Hosp.
 Proj., Issue B, (AMBAC),
 5.50%, 11/15/2018....................    2,500,000             2,422,250
 Ser. A, (FSA),
 5.00%, 07/01/2027....................    2,220,000             1,921,521

                                  EVERGREEN
                        Tax Strategic Foundation Fund
                     Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)

                                          Principal
                                           Amount                Value
MUNICIPAL OBLIGATIONS - CONTINUED

MASSACHUSETTS - CONTINUED
Massachusetts Tpke.  Auth. Met. Hwy. Sys. RB,
 Ser. A, (MBIA),
 5.00%, 01/01/2027....................   $2,500,000         $   2,190,500
Massachusetts Tpke. Auth. Western
 Tpke. RB, Ser. A, (MBIA),
 5.55%, 01/01/2017....................    1,195,000             1,197,987
Massachusetts Wtr. Resources Auth. RB,
 Ser. D, (MBIA),
 5.00%, 08/01/2024....................    2,500,000             2,208,425
Worcester, MA GO Muni. Purpose Loan,
 Ser. A, (FSA),
 5.50%, 04/01/2019....................    4,000,000             3,892,800
                                                            -------------
                                                               15,532,206
                                                            -------------
MICHIGAN - 2.4%
Detroit, MI City Sch. Dist.
 Ser. B, (FGIC),
 5.00%, 05/01/2021....................    5,000,000             4,471,250
Farmington Hills, MI Fin. Hosp. RB
 Ser. B, (MBIA),
 4.00%, 02/15/2016....................    1,900,000             1,900,000
Michigan Muni. Bond Auth. RB Local
 Govt. Loan Prog.,
 Ser. G, (AMBAC),
 6.55%, 11/01/2008....................      300,000               328,998
Southgate, MI Community Sch. Dist. GO
  (FGIC),
 5.00%, 05/01/2019....................    2,500,000             2,248,650
                                                            -------------
                                                                8,948,898
                                                            -------------
MINNESOTA - 0.5%
Southern MN Muni. Pwr. Agcy. Pwr.
 Supply Sys RB Unref. Bal.,
 Ser. A, (MBIA)
 5.75%, 01/01/2018....................    2,000,000             2,004,280
                                                            -------------
MISSOURI - 0.9%
Missouri Hsg. Dev. Commission Mtge.
 SFHRB: Ser. B, (GMNA/FNMA),
 6.25%, 09/01/2015....................      795,000               808,523
 Ser. C-1,
 5.50%, 03/01/2029....................      735,000               698,353
 Ser. D, (GNMA/FNMA),
 6.00%, 09/01/2017....................      365,000               367,533
St. Louis, MO Muni. Fin. Corp.
 Leasehold RB City Justice Ctr.,
 Ser. A, (AMBAC),
 5.95%, 02/15/2016....................      500,000               510,930
St. Louis, MO Regl. Convention
 & Sports Complex Auth. RB Convention &
 Sports.Fac., Ser. C, (AMBAC),
 5.30%, 08/15/2017....................    1,000,000               953,080
                                                            -------------
                                                                3,338,419
                                                            -------------
NEBRASKA - 4.0%
Nebraska Pub. Pwr. Dist. RB, Elec.
 Sys., Ser. A, (MBIA),
 5.25%, 01/01/2028....................   14,300,000            14,840,969
                                                            -------------
NEVADA - 1.1%
Nevada CO River Comm. Pwr. Delivery,
 Ser. A, (FGIC),
 5.63%, 09/15/2024....................    4,010,000             3,912,758
                                                            -------------
NEW HAMPSHIRE - 0.6%
Manchester, NH General Arpt. RB,
 Ser. A, (MBIA),
 4.50%, 01/01/2028....................    2,800,000             2,162,664
                                                            -------------
NEW JERSEY - 1.1%
New Jersey EDA PCRB Pub. Svc. Elec. &
 Gas Co.,
 Ser. A, (MBIA),
 6.40%, 05/01/2032....................    2,500,000             2,653,000
New Jersey Tpke. Auth. RB,
 Ser. C, (MBIA),
 6.50%, 01/01/2016....................    1,400,000             1,556,604
                                                            -------------
                                                                4,209,604
                                                            -------------
NEW YORK - 9.4%
Long Island Pwr. Auth. NY Elec. Sys..RB:
  (MBIA),
 5.00%, 04/01/2013....................    4,395,000             4,195,555
 Ser. A, (AMBAC),
 5.50%, 12/01/2011....................    5,000,000             5,129,100
New York Dorm. Auth. RB: City Univ.
 Sys. Cons., (FSA),
 5.63%, 07/01/2019....................    2,500,000             2,448,700
 Ser. 2, (AMBAC),
 5.25%, 07/01/2015....................    5,000,000             4,772,650
 Ser. E, (AMBAC),
 5.20%, 02/15/2014....................    2,500,000             2,384,900
New York Local Govt. Assistance
 Corp..RB, Ser. D,
 5.38%, 04/01/2014....................    1,700,000             1,662,345
New York Med. Care Facs. Fin.
 Agcy. RB Prerefunded - Mental Hlth.
 Ser. B, (AMBAC),
 6.25%, 08/15/2010....................      210,000               223,157

                                  EVERGREEN
                        Tax Strategic Foundation Fund
                     Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)

                                            Principal
                                               Amount           Value
MUNICIPAL OBLIGATIONS - CONTINUED

NEW YORK - CONTINUED
New York Med. Care Facs. Fin. Agcy. RB
 Unrefunded Bal. - Mental Hlth.
 Ser. B, (AMBAC),
 6.25%, 08/15/2010....................    $  35,000             $  36,936
New York Mtge. Agcy. RB AMT
 Homeowner Mtge.:
 Ser. 44,
 6.60%, 04/01/2003....................      250,000               257,435
 Ser. 56,
 5.88%, 10/01/2019....................      835,000               839,167
 Ser. 63,
 5.60%, 04/01/2010....................      500,000               504,250
New York Thruway Auth. RB,
 Ser. B, (MBIA),
 5.00%, 01/01/2020....................    1,000,000               902,000
New York Urban Dev. Corp. Sr. Lien
 Corp. Purpose
  (HUD),
 5.50%, 07/01/2016....................    5,000,000             4,934,950
New York, NY GO:
 Ser. D, (MBIA),
 5.25%, 08/01/2021....................    2,250,000             2,100,307
 Ser. J, (MBIA),
 5.30%, 08/01/2024....................    2,250,000             2,100,487
New York, NY Trans. Auth. Metro. Trans.
 Auth. Triborough,
 Ser. A, (AMBAC),
 5.40%, 01/01/2019....................    2,500,000             2,387,475
Port Auth. of NY & NJ RB Cons.,
 Ser. 97, (FGIC),
 7.00%, 07/15/2005....................      250,000               277,477
                                                            -------------
                                                               35,156,891
                                                            -------------
NORTH CAROLINA - 0.1%
North Carolina HFA SFHRB
 Ser. OO, (FHA),
 5.80%, 09/01/2012....................      500,000               509,045
                                                            -------------
NORTH DAKOTA - 0.5%
Mercer Cnty., ND PCRB Basin Elec. Pwr., Coop.-Antelope
 Valley
 Ser. 2, (AMBAC),
 6.05%, 01/01/2019....................    1,000,000             1,014,520
North Dakota HFA RB Hsg. Fin. Prog.,
 Ser. C,
 5.55%, 07/01/2029....................      995,000               918,912
                                                            -------------
                                                                1,933,432
                                                            -------------
OHIO - 0.4%
Akron, OH EDA RB,
  (MBIA),
 6.00%, 12/01/2012....................      500,000               533,815
Jefferson Cnty., OH GO Refunding & Impt.
  (FSA),
 5.70%, 12/01/2013....................    1,000,000             1,039,420
                                                            -------------
                                                                1,573,235
                                                            -------------
PENNSYLVANIA - 1.6%
Pennsylvania Convention Ctr. Auth. RB,
 Ser. A, (FGIC),
 6.70%, 09/01/2016....................      500,000               564,050
Pennsylvania Higher Edl. Facs. Auth..College &
 Univ. RB Drexel Univ.
  (MBIA),
 5.75%, 05/01/2022....................    2,000,000             1,977,460
Philadelphia, PA Wtr. & Wstwtr. RB,
 Ser. 1999, (AMBAC),
 5.00%, 12/15/2005....................    2,500,000             2,537,125
York Cnty., PA Solid Waste & Refuse Auth. Solid
 Waste Sys. RB,
  (FGIC),
 5.50%, 12/01/2011....................    1,000,000             1,024,910
                                                            -------------
                                                                6,103,545
                                                            -------------
PUERTO RICO - 0.1%
Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB
 Affordable Hsg., Portfolio I, AMT,
  (GNMA/FNMA/FHLMC),
 5.85%, 04/01/2009....................      385,000               398,063
                                                            -------------
SOUTH CAROLINA - 4.1%
South Carolina Pub. Svc. Auth. RB
 Ser. D, (AMBAC),
 6.50%, 07/01/2024....................   10,000,000            10,747,900
South Carolina Trans. Infrastructure.Bk. RB,
 Ser. A, (AMBAC),
 5.38%, 10/01/2024....................    5,000,000             4,727,600
                                                            -------------
                                                               15,475,500
                                                            -------------
SOUTH DAKOTA - 0.9%
Brookings, SD COP Lease Purchase,
  (AMBAC),
 5.10%, 12/01/2018....................    1,455,000             1,312,730
South Dakota Conservancy Dist. RB Drinking Wtr. State
 Revolving Fund,
  (AMBAC),
 5.00%, 08/01/2019....................    1,000,000               892,290
South Dakota Hsg. Dev. Auth. RB
 Homeownership,
 Ser. B,
 5.25%, 05/01/2017....................    1,235,000             1,158,084
                                                            -------------
                                                                3,363,104
                                                            -------------

                                  EVERGREEN
                        Tax Strategic Foundation Fund
                     Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)

                                         Principal
                                            Amount              Value
MUNICIPAL OBLIGATIONS - CONTINUED

TENNESSEE - 0.1%
Bristol, TN Hlth. & Edl. Facs. Board RB, Bristol
 Mem. Hosp.
  (FGIC),
 6.75%, 09/01/2007....................   $  300,000         $     333,555
                                                            -------------

TEXAS - 4.6%
Dallas, TX RB Spl. Tax,
 Ser. A, (AMBAC),
 5.25%, 08/15/2016....................    2,625,000             2,500,601
Edinburg, TX  Cons. Ind. Sch. Dist. Pub. Facilities
 Corp. Lease RB,
  (AMBAC),
 5.00%, 08/15/2019....................    5,500,000             4,936,635
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RB
 Mem. Hermann Hosp. Sys. Proj.,
  (FSA),
 5.50%, 06/01/2010....................    1,000,000             1,016,060
Houston, TX Wtr. & Swr. Sys RB
 Ser. A, (FSA),
 5.00%, 12/01/2028....................    3,000,000             2,599,950
Houston, TX Wtr. Conveyance Sys. Contract COP
 Ser. H, (AMBAC),
 7.50%, 12/15/2010....................      500,000               593,180
Lubbock, TX  Elec. Light & Pwr. Sys. RB
  (AMBAC),
 4.25%, 04/15/2017....................      460,000               375,553
San Antonio,TX Elec. & Gas RB Prerefunded
 5.25%, 02/01/2010....................       50,000                51,633
San Antonio,TX Elec. & Gas RB Unrefunded Bal.
 5.25%, 02/01/2010....................      950,000               955,501
Texas Dept. of Hsg. & Community Affairs
 Residential Mtge. RB,
 Ser. A, (GNMA/FNMA),
 5.25%, 07/01/2018....................    1,500,000             1,375,020
Texas Tpke. Auth. Dallas North Thwy. RB,
  (FGIC),
 5.50%, 01/01/2015....................    3,000,000             2,969,220
                                                            -------------
                                                               17,373,353
                                                            -------------
UTAH - 1.0%
Salt Lake City, UT Hosp. RB IHC Hosp., Inc.
 6.30%, 02/15/2015....................      500,000               536,795
Utah HFA SFHRB
 Ser. B-1, Cl. 1, (FHA/VA),
 6.00%, 07/01/2016....................      440,000               447,762
 Ser. D-2, (FHA/VA),
 5.35%, 07/01/2018....................    2,825,000             2,623,577
                                                            -------------
                                                                3,608,134
                                                            -------------
VIRGINIA - 1.6%
Northern VA Trans. Dist. Comm. Commuter Rail
 RB, VA Railway Exp. Proj.,
  (FSA),
 5.38%, 07/01/2014....................    3,400,000             3,353,760
Prince William Cnty., VA Wtr. & Swr. Sys. RB,
  (FGIC),
 5.60%, 07/01/2024....................    2,500,000             2,457,050
                                                            -------------
                                                                5,810,810
                                                            -------------
WASHINGTON - 4.3%
Clark Cnty., WA Sch. Dist. No. 117
  (FSA),
 5.50%, 12/01/2016....................    3,500,000             3,427,410
  (FSA),
 5.50%, 12/01/2017....................    2,000,000             1,943,920
Seattle, WA Wtr. Sys. RB:
  (FGIC),
 5.25%, 03/01/2017....................    3,000,000             2,836,170
 5.50%, 06/01/2018....................    3,500,000             3,390,205
Snohomish Cnty., WA Sch. Dist. No. 015
 Edmonds GO:
  (FGIC),
 5.25%, 12/01/2015....................    2,000,000             1,909,640
  (FGIC),
 5.70%, 12/01/2015....................      500,000               501,250
Washington Hlth. Care Facs. Auth. RB Swedish
 Hlth. Sys.
  (AMBAC),
 5.13%, 11/15/2018....................    2,500,000             2,263,475
                                                            -------------
                                                               16,272,070
                                                            -------------
WEST VIRGINIA - 0.5%
West Virginia GO,
 Ser. A, (FGIC),
 5.75%, 11/01/2021....................    1,000,000               990,080
West Virginia Hsg. Dev. Fund RB Hsg. Fin.,
 Ser. A,
 6.05%, 05/01/2027....................    1,000,000             1,018,110
                                                            -------------
                                                                2,008,190
                                                            -------------
WISCONSIN - 0.9%
Wisconsin Clean Wtr. RB,
 Ser. 1,
 6.88%, 06/01/2011....................    1,000,000             1,142,710
Wisconsin Hsg. & EDA Home Ownership
 RB AMT:
 Ser. B,
 5.60%, 03/01/2028....................    2,000,000             1,860,580
 Ser. E,
 6.00%, 09/01/2028....................      500,000               500,310
                                                            -------------
                                                                3,503,600
                                                            -------------

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 1999 (Unaudited)


                                        Principal
                                         Amount                 Value
MUNICIPAL OBLIGATIONS - CONTINUED
WYOMING - 0.5%
Wyoming CDA Hsg. RB,
 Ser. 1,
 5.45%, 12/01/2029....................  $ 2,000,000        $    1,860,420
                                                           --------------

Total Municipal Obligations
 (Cost $235,522,127)..................                        228,730,911
                                                           --------------
SHORT-TERM MUNICIPAL OBLIGATIONS - 2.0%

IOWA - 0.6%
Iowa Fin. Auth. RB, Burlington Med. Ctr.,
  (FSA),
 3.80%, 06/01/2027 (a)................    2,400,000             2,400,000
                                                           --------------
NEW YORK - 1.1%
Long Island Pwr. Auth. NY Elec. Sys. RB:
 Ser. 5,
 3.15%, 05/01/2033 (a)................    1,200,000             1,200,000
Port Auth. of NY & NJ Spl. Oblig. RB
 3.85%, 05/01/2019 (a)................    3,000,000             3,000,000
                                                           --------------
                                                                4,200,000
                                                           --------------
TENNESSEE - 0.3%
Wilson Cnty., TN Ind. Dev. Brd. IDRB
 Briskin Mfg. Co. Proj.,
 3.90%, 07/01/2029 (a)................    1,000,000             1,000,000
                                                           --------------

Total Short-Term Municipal Obligations
 (Cost $7,600,000)....................                          7,600,000
                                                           --------------



                                            Shares               Value
MUTUAL FUND SHARES - 0.0%
Federated Tax Free Obligations Fund...       42,387                42,387
 (Cost $42,387)                                            --------------

 TOTAL INVESTMENTS-
 (COST $339,291,946)..................         99.1%          371,815,565
 OTHER ASSETS AND
 LIABILITIES - NET....................          0.9             3,284,999
                                         -----------       --------------
 NET ASSETS -.........................        100.0%         $375,100,564
                                         ===========       ==============

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
*   Non-income producing security.
** At September 30, 1999, the Fund owned 3,000 shares of common stock of First Union Corp. at a cost of $57,890. During the six months ended September 30, 1999 the Fund earned $2,820 in dividend income from this investment. These shares were purchased by the Fund prior to the acquisition of the investment advisor by First Union. 144A Security that may be resold to "qualified institutional buyers" under rule 144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines established by the Board of Trustees.
+ Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

SUMMARY OF ABBREVIATIONS:
ADR   American Depository Receipt
ADS   American Depository Shares
AMT   Subject to Alternative Minimum Tax
COP   Certificate of Participation
CDA   Community Development Authority
EDA   Economic Development Authority
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
GNMA  Government National Mortgage Association
GO    General Obligations
HFA   Housing Finance Authority
HUD   Housing and Urban Development
IDRB  Industrial Development Revenue Bond
MFHRB Multi Family Housing Revenue Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bonds
REIT  Real Estate Investment Trust
SFHRB Single Family Housing Revenue Bond

MUNICIPAL BOND INSURANCE COMPANIES:
AMBAC American Municipal Bond Assurance Corp.
FGIC  Financial Guaranty Insurance Company
FHA   Federal Housing Administration
FSA   Financial Security Assurance Company
MBIA  Municipal Bond Insurance Association

                   See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Balanced Funds
                      Statements of Assets and Liabilities
                         September 30, 1999 (Unaudited)


                                                                TAX STRATEGIC
                                  BALANCED        FOUNDATION      FOUNDATION
                                    FUND             FUND            FUND
- -----------------------------------------------------------------------------
ASSETS
 Identified cost of
  securities.................  $1,357,739,224   $2,379,548,552   $339,291,946
 Net unrealized gain on
  securities.................     239,103,883      753,456,996     32,523,619
- -----------------------------------------------------------------------------
 Market value of securities..   1,596,843,107    3,133,005,548    371,815,565
 Receivable for securities
  sold.......................       5,140,223        3,380,663      9,095,797
 Receivable for Fund shares
  sold.......................         334,972        3,240,685        603,611
 Dividends and interest
  receivable.................       8,641,069       10,862,920      3,715,759
 Prepaid expenses and other
  assets.....................         176,406           62,482         42,548
- -----------------------------------------------------------------------------
   Total assets..............   1,611,135,777    3,150,552,298    385,273,280
- -----------------------------------------------------------------------------
LIABILITIES
 Payable for securities
  purchased..................      14,134,313                0      9,301,860
 Payable for Fund shares
  redeemed...................       1,238,706        1,783,726        448,451
 Payable for securities on
  loan.......................      36,285,571                0              0
 Unrealized loss on forward
  foreign currency exchange
  contracts..................         749,666                0              0
 Due to custodian bank.......           1,304          142,031              0
 Advisory fee payable........         548,835        1,954,077        273,914
 Distribution Plan expenses
  payable....................         186,931          352,848         91,263
 Accrued expenses and other
  liabilities................         307,307          449,848         57,228
- -----------------------------------------------------------------------------
   Total liabilities.........      53,452,633        4,682,530     10,172,716
- -----------------------------------------------------------------------------
NET ASSETS...................  $1,557,683,144   $3,145,869,768   $375,100,564
- -----------------------------------------------------------------------------
NET ASSETS REPRESENTED BY
 Paid-in capital.............  $1,148,643,823   $2,343,245,133   $352,968,028
 Undistributed
  (overdistributed) net
  investment income..........        (158,629)          90,566          7,081
 Accumulated net realized
  gains or losses on
  securities and foreign
  currency related
  transactions...............     170,838,217       49,077,073    (10,398,164
 Net unrealized gains on
  securities and foreign
  currency related
  transactions...............     238,359,733      753,456,996     32,523,619
- -----------------------------------------------------------------------------
TOTAL NET ASSETS.............  $1,557,683,144   $3,145,869,768   $375,100,564
- -----------------------------------------------------------------------------
NET ASSETS CONSIST OF
 Class A.....................  $1,122,298,278   $  416,795,978   $ 83,813,565
 Class B.....................     404,080,471    1,475,686,368    229,406,341
 Class C.....................       2,493,044       67,946,045     40,736,657
 Class Y.....................      28,811,351    1,185,441,377     21,144,001
- -----------------------------------------------------------------------------
TOTAL NET ASSETS.............  $1,557,683,144   $3,145,869,768   $375,100,564
- -----------------------------------------------------------------------------
SHARES OUTSTANDING
 Class A.....................     100,976,887       19,870,139      5,308,127
 Class B.....................      36,309,093       70,700,136     14,556,422
 Class C.....................         223,910        3,255,896      2,589,164
 Class Y.....................       2,593,612       56,503,666      1,336,284
- -----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
 Class A.....................  $        11.11   $        20.98   $      15.79
- -----------------------------------------------------------------------------
 Class A -  Offering price
  (based on sales charge of
   4.75%)....................  $        11.66   $        22.03   $      16.58
- -----------------------------------------------------------------------------
 Class B.....................  $        11.13   $        20.87   $      15.76
- -----------------------------------------------------------------------------
 Class C.....................  $        11.13   $        20.87   $      15.73
- -----------------------------------------------------------------------------
 Class Y.....................  $        11.11   $        20.98   $      15.82
- -----------------------------------------------------------------------------


                   See Combined Notes to Financial Statements.

                                    EVERGREEN
                                 Balanced Funds
                            Statements of Operations
                 Six Months Ended September 30, 1999 (Unaudited)


                                                                 TAX STRATEGIC
                                    BALANCED      FOUNDATION       FOUNDATION
                                      FUND           FUND             FUND
- ------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends (net of foreign
  withholding taxes of $83,435,
  $109,060, and $7,056,
  respectively)................   $  6,704,210   $ 18,381,731    $  1,225,613
 Interest......................     21,335,304     32,973,179       5,495,217
- ------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME.......     28,039,514     51,354,910       6,720,830
- ------------------------------------------------------------------------------
EXPENSES
 Advisory fee..................      3,540,554     11,999,750       1,728,523
 Distribution Plan expenses....      3,649,270      8,402,074       1,550,379
 Transfer agent fee............      1,366,115      2,812,928         179,794
 Administrative services fees..         98,006              0               0
 Trustees' fees and expenses ..         33,345         64,377           7,953
 Printing and postage expenses.         69,597        129,965          15,870
 Custodian fee.................        261,624        490,201          49,241
 Registration and filing fees..         36,017         37,329          24,532
 Professional fees.............         14,538         17,958          12,912
 Other.........................         34,234        103,746           5,967
- ------------------------------------------------------------------------------
  Total expenses ..............      9,103,300     24,058,328       3,575,171
- ------------------------------------------------------------------------------
  Less: Fee credits............        (40,550)       (68,053)         (9,285)
  Net expenses ................      9,062,750     23,990,275       3,565,886
- ------------------------------------------------------------------------------
 NET INVESTMENT INCOME ........     18,976,764     27,364,635       3,154,944
- ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAINS OR LOSSES ON SECURITIES
 AND FOREIGN CURRENCY RELATED
 TRANSACTIONS
 Net realized gains or losses
  on:
  Securities ...................    71,373,738     29,138,585     (10,005,319)
  Foreign currency related           1,218,934         (4,322)              0
   transactions.................
- ------------------------------------------------------------------------------
 Net realized gains or losses
  on securities and foreign
  currency related
  transactions..................    72,592,672     29,134,263     (10,005,319)
 Net change in unrealized gains
  or losses on securities and
  foreign currency related         (92,911,817)   (32,489,274)        881,247
  transactions..................
- ------------------------------------------------------------------------------
 Net realized and unrealized
  losses on securities and
  foreign currency related
  transactions..................   (20,319,145)    (3,355,011)     (9,124,072)
- ------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS....................  $ (1,342,381)  $ 24,009,624    $ (5,969,128)
- ------------------------------------------------------------------------------

                   See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Balanced Funds
                       Statements of Changes in Net Assets
                 Six Months Ended September 30, 1999 (Unaudited)

                                                                 TAX STRATEGIC
                                 BALANCED        FOUNDATION        FOUNDATION
                                   FUND             FUND              FUND
-------------------------------------------------------------------------------
OPERATIONS
 Net investment income .....  $   18,976,764   $   27,364,635    $  3,154,944
 Net realized gains or
  losses on securities and
  foreign currency related
  transactions..............      72,592,672       29,134,263     (10,005,319)
 Net change in unrealized
  gains or losses on
  securities and foreign
  currency related
  transactions..............     (92,911,817)     (32,489,274)        881,247
-------------------------------------------------------------------------------
  Net  increase (decrease)
   in net assets resulting
   from operations .........      (1,342,381)      24,009,624      (5,969,128)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM
 Net investment income
  Class A...................     (15,228,710)      (4,017,373)       (888,798)
  Class B...................      (3,854,785)      (9,101,076)     (1,682,915)
  Class C...................         (23,301)        (415,380)       (300,570)
  Class Y...................        (439,380)     (13,672,596)       (264,410)
-------------------------------------------------------------------------------
  Total distributions to
   shareholders.............     (19,546,176)     (27,206,425)     (3,136,693)
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold        32,452,550      384,623,696      38,087,096
 Payment for shares redeemed    (181,026,256)    (377,467,085)    (51,572,247)
 Net asset value of shares
  issued in reinvestment of
  distributions.............      16,132,539       24,851,718       2,708,239
  Net increase (decrease) in
   net assets resulting from
   capital share
   transactions.............    (132,441,167)      32,008,329     (10,776,912)
-------------------------------------------------------------------------------
   Total increase (decrease)
    in net assets...........    (153,329,724)      28,811,528     (19,882,733)
NET ASSETS
 Beginning of period........   1,711,012,868    3,117,058,240     394,983,297
-------------------------------------------------------------------------------
 End of period .............  $1,557,683,144   $3,145,869,768    $375,100,564
-------------------------------------------------------------------------------
Undistributed
  (overdistributed) net
  investment income.........  $     (158,629)  $       90,566    $      7,081
-------------------------------------------------------------------------------


                   See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Balanced Funds
                       Statements of Changes in Net Assets
                            Year Ended March 31, 1999

                                                                 TAX STRATEGIC
                                 BALANCED        FOUNDATION        FOUNDATION
                                   FUND             FUND              FUND
-------------------------------------------------------------------------------
OPERATIONS
 Net investment income....... $   48,706,814   $   55,794,790    $  6,167,375
 Net realized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions.......    358,710,888       34,888,892        (145,766)
 Net change in unrealized
  gains or losses on
  securities, futures
  contracts and foreign
  currency related
  transactions...............   (286,664,700)      65,223,251      (2,886,895)
-------------------------------------------------------------------------------
  Net  increase in net
   assets resulting from
   operations................    120,753,002      155,906,933       3,134,714
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM
 Net investment income
  Class A....................    (40,794,518)      (7,549,144)     (1,787,162)
  Class B....................    (14,038,816)     (17,590,016)     (3,343,831)
  Class C....................        (42,716)        (829,474)       (594,293)
  Class Y....................     (1,284,883)     (28,290,021)       (541,359)
 Net realized gains
  Class A....................   (184,104,811)      (2,672,130)       (131,728)
  Class B....................    (86,113,414)      (9,707,057)       (378,359)
  Class C....................       (276,654)        (461,341)        (68,239)
  Class Y....................     (5,578,251)      (9,222,962)        (36,526)
-------------------------------------------------------------------------------
  Total distributions to
   shareholders..............   (332,234,063)     (76,322,145)     (6,881,497)
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold...    223,177,562      728,373,282     166,239,896
 Payment for shares redeemed.   (493,032,834)    (542,736,621)    (76,065,961)
 Net asset value of shares
  issued in reinvestment of
  distributions..............    295,195,460       70,776,628       6,054,905
 Net asset value of shares
  issued in acquisition of
  investment companies.......              0      139,832,551               0
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from capital
   share transactions........     25,340,188      396,245,840      96,228,840
-------------------------------------------------------------------------------
   Total increase (decrease)
    in net assets............   (186,140,873)     475,830,628      92,482,057
NET ASSETS
 Beginning of period.........  1,897,153,741    2,641,227,612     302,501,240
-------------------------------------------------------------------------------
 End of period............... $1,711,012,868   $3,117,058,240    $394,983,297
-------------------------------------------------------------------------------
Undistributed
  (overdistributed) net
  investment income.......... $      410,783   $      (67,644)   $    (11,170)
-------------------------------------------------------------------------------


                   See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Balanced Funds consist of Evergreen Balanced Fund ("Balanced Fund"), Evergreen Foundation Fund ("Foundation Fund") and Evergreen Tax Strate-gic Foundation Fund ("Tax Strategic Foundation Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 follow the conversion rights at the time the shares were purchased. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institu-tional investors or Class Y shareholders of record of certain other Funds man-aged by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS and other secu-rities traded in the over-the-counter market for which there has been no sale are valued at the mean between the last reported bid and asked price.

Corporate bonds, municipal bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an independent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various rela-tionships between similar securities, which are generally recognized by insti-tutional traders. In evaluating the fair value of a Fund's municipal bonds an independent pricing service uses a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of is-sue.

Securities for which valuations are not available from an independent pricing service, including restricted securities, may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Otherwise, securities are valued at fair value as determined in good faith ac-cording to procedures established by the Board of Trustees.

Mutual fund shares held as short-term investments are valued at net asset val-ue. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. The custodian holds securities pledged as collateral for repurchase agreements in a segregated account on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to pro-vide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment ad-visor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, Balanced Fund, along with certain other Funds managed by Evergreen In-vestment Management Company ("EIMC"), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading account. These balances are in-vested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange, purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain or loss resulting from changes in foreign cur-rency exchange rates is a component of net unrealized gains or losses on secu-rities and foreign currency related transactions. Net realized gain or loss on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securities transac-tions, gains and losses on foreign currency related transactions and the dif-ference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date of investments denominated in foreign currencies is included in realized gain or loss on securities.

D. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts ("variation margin") as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain or loss on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

F. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions no later than one business day after the trade date and will segregate with the custodian quali-fying assets having a value sufficient to make payment for the securities pur-chased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying se-curities or if the counterparty does not perform under the contract.

G. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Funds' investment advisers will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connec-tion with such loans.

H. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income and capital gains realized on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

I. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required dis-tributions under the Code. Accordingly, no provision for federal taxes is re-quired. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

J. Distributions
Distributions from net investment income for the Funds are declared and paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

K. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are pro-rated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. ACQUISITIONS

Effective at the close of business on July 24, 1998, Foundation Fund acquired the net assets of CoreFunds, Inc. Balanced Fund, an open-end management invest-ment company registered under the 1940 Act in an exchange of shares. The net assets were exchanged through a non-taxable exchange for 321,554 Class A, 49,982 Class B and 6,470,202 Class Y shares of Foundation Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreci-ation of $29,739,766. The net assets of Foundation Fund and CoreFunds, Inc. Balanced Fund prior to the acquisition were $2,784,240,332 and $139,832,551, respectively. The aggregate net assets of Foundation Fund immediately after the acquisition were $2,924,072,883.

4. INVESTMENT ADVISORY AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

Evergreen Asset Management Corp. ("EAMC"), a wholly-owned subsidiary of First Union, serves as the investment advisor to the Foundation Fund and Tax Strate-gic Fund and is paid an advisory fee that is computed daily and paid monthly based on each Fund's average daily net assets, in accordance with the following schedule:

                                                      Advisory annual rate
                                                      --------------------
         First $750 million..........................        0.875%
         Next $250 million...........................        0.750%
         Over $1 billion.............................        0.700%

Lieber & Company, an affiliate of First Union, is the investment sub-advisor to Foundation Fund and Tax Strategic Foundation Fund and also provides brokerage services with respect to substantially all security transactions of the Funds effected on the New York or American Stock Exchanges. For the six months ended September 30, 1999, Foundation Fund and Tax Strategic Fund incurred brokerage commissions of $506,197 and $55,460, respectively, with Lieber & Company. Lieber & Company is reimbursed by EAMC for providing investment sub-advisory services at no additional expense to the Funds.

EIMC is the investment advisor for Balanced Fund. In return for providing in-vestment advisory and administrative services, the Balanced Fund pays EIMC an advisory fee that is calculated daily and paid monthly. The advisory fee is computed at an annual rate of 1.50% of Balanced Fund's gross investment income plus an amount determined by applying percentage rates starting at 0.60% and declining to 0.30% per annum, as net assets increase, to the average daily net assets of the Fund.

Evergreen Investment Services ("EIS"), an indirect, wholly owned subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and af-filiated Trustees receive no compensation directly from the Funds. The Funds' administration and sub-administration fee is paid by their investment advisor and is not a fund expense.

During the six months ended September 30, 1999, the Balanced Fund reimbursed EIMC $98,006 for providing certain administration and accounting expenses.

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribu-tion Plans, Class A shares pay distribution fees equal to 0.25% of average net assets of the class, all of which is used to by the shareholder services fees. Class B and Class C shares pay distribution fees equal to 1.00% of the average net assets of the class, of which 0.25% is used to pay for shareholder services fees and 0.75% is to pay for distribution related expenses. Distribution Plan expenses are calculated daily and paid at least quarterly.

During the six months ended September 30, 1999, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B, and Class C Distribution Plans were as follows:

                                            Class A    Class B   Class C
                                           -----------------------------
         Balanced Fund.................... $1,502,065 $2,134,639 $12,566
         Foundation Fund..................    506,781  7,548,156 347,137
         Tax Strategic Foundation Fund....    104,054  1,226,716 219,609

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

Balanced Fund

                              Six Months Ended               Year Ended
                             September 30, 1999            March 31, 1999
                          --------------------------  -------------------------
                            Shares        Amount        Shares        Amount
- --------------------------------------------------------------------------------
Class A
Shares sold.............      741,046  $   8,504,926   12,998,481  $147,893,792
Shares redeemed.........  (10,901,347)  (124,565,700) (20,007,662) (241,408,480)
Shares issued in
 reinvestment of
 distributions..........    1,095,715     12,386,270   17,759,884   197,162,184
- --------------------------------------------------------------------------------
Net increase
 (decrease).............   (9,064,586)  (103,674,504)  10,750,703   103,647,496
- --------------------------------------------------------------------------------
Class B
Shares sold.............    2,002,621     22,929,265    5,776,852    70,031,992
Shares redeemed.........   (4,438,801)   (50,696,542) (20,690,767) (241,461,335)
Shares issued in
 reinvestment of
 distributions..........      315,845      3,574,930    8,339,827    92,447,046
- --------------------------------------------------------------------------------
Net decrease............   (2,120,335)   (24,192,347)  (6,574,088)  (78,982,297)
- --------------------------------------------------------------------------------
Class C
Shares sold.............       37,557        430,648      169,732     2,053,953
Shares redeemed.........      (28,065)      (321,442)     (49,785)     (594,203)
Shares issued in
 reinvestment of
 distributions..........        1,919         21,737       28,180       311,824
- --------------------------------------------------------------------------------
Net increase............       11,411        130,943      148,127     1,771,574
- --------------------------------------------------------------------------------
Class Y
Shares sold.............       51,062        587,711      261,048     3,197,825
Shares redeemed.........     (476,122)    (5,442,572)    (784,486)   (9,568,816)
Shares issued in
 reinvestment of
 distributions..........       13,234        149,602      478,147     5,274,406
- --------------------------------------------------------------------------------
Net decrease............     (411,826)    (4,705,259)     (45,291)   (1,096,585)
- --------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions...........               $(132,441,167)              $ 25,340,188

--------------------------------------------------------------------------------

Foundation Fund

                             Six Months Ended              Year Ended
                            September 30, 1999           March 31, 1999
                         -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
-------------------------------------------------------------------------------
Class A
Shares sold.............  4,935,139  $ 108,177,893    5,707,085  $ 116,332,291
Shares redeemed......... (3,356,899)   (72,584,690)  (5,528,399)  (112,531,601)
Shares issued in
 reinvestment of
 distributions..........    181,829      3,879,476      480,589      9,839,057
Shares issued in
 acquisition of
 CoreFunds, Inc.
 Balanced Fund..........          0              0      321,554      6,566,886
- -------------------------------------------------------------------------------
Net increase............  1,760,069     39,472,679      980,829     20,206,633
- -------------------------------------------------------------------------------
Class B
Shares sold.............  7,054,157    151,754,125   20,450,695    415,256,001
Shares redeemed......... (5,345,096)  (114,950,075)  (8,458,046)  (170,363,447)
Shares issued in
 reinvestment of
 distributions..........    412,858      8,769,070    1,292,568     26,379,301
Shares issued in
 acquisition of
 CoreFunds, Inc.
 Balanced Fund..........          0              0       49,982      1,015,265
- -------------------------------------------------------------------------------
Net increase............  2,121,919     45,573,120   13,335,199    272,287,120
- -------------------------------------------------------------------------------
Class C
Shares sold.............    466,044      9,988,599    1,358,670     27,583,261
Shares redeemed.........   (469,113)   (10,084,515)    (646,190)   (13,071,227)
Shares issued in
 reinvestment of
 distributions..........     18,437        391,491       59,528      1,214,951
- -------------------------------------------------------------------------------
Net increase............     15,368        295,575      772,008     15,726,985
- -------------------------------------------------------------------------------
Class Y
Shares sold.............  5,292,986    114,703,079    8,320,162    169,201,729
Shares redeemed......... (8,310,820)  (179,847,805) (12,069,787)  (246,770,346)
Shares issued in
 reinvestment of
 distributions..........    553,405     11,811,681    1,628,347     33,343,319
Shares issued in
 acquisition of
 CoreFunds, Inc.
 Balanced Fund..........          0              0    6,470,202    132,250,400
- -------------------------------------------------------------------------------
Net increase
 (decrease)............. (2,464,429)   (53,333,045)   4,348,924     88,025,102
- -------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 capital share
 transactions...........             $  32,008,329               $ 396,245,840

--------------------------------------------------------------------------------

Tax Strategic Foundation Fund

                               Six Months Ended             Year Ended
                              September 30, 1999          March 31, 1999
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold................  1,072,936  $ 17,996,750   2,373,800  $ 38,260,527
Shares redeemed............   (859,307)  (14,178,976) (1,712,788)  (27,167,670)
Shares issued in
 reinvestment of
 distributions.............     49,932       807,453     110,933     1,765,631
-------------------------------------------------------------------------------
Net increase...............    263,561     4,625,227     771,945    12,858,488
-------------------------------------------------------------------------------
Class B
Shares sold................    907,116    14,970,572   5,907,847    94,740,617
Shares redeemed............ (1,594,661)  (26,251,615) (2,307,135)  (36,564,880)
Shares issued in
 reinvestment of
 distributions.............     94,214     1,522,454     217,074     3,451,970
- -------------------------------------------------------------------------------
Net increase (decrease)....   (593,331)   (9,758,589)  3,817,786    61,627,707
- -------------------------------------------------------------------------------
Class C
Shares sold................    290,174     4,783,179   1,684,267    26,890,534
Shares redeemed............   (513,154)   (8,427,170)   (625,888)   (9,938,022)
Shares issued in
 reinvestment of
 distributions.............     16,967       273,540      37,777       599,814
- -------------------------------------------------------------------------------
Net increase (decrease)....   (206,013)   (3,370,451)  1,096,156    17,552,326
- -------------------------------------------------------------------------------
Class Y
Shares sold................     20,061       336,595     395,815     6,348,218
Shares redeemed............   (164,970)   (2,714,486)   (149,296)   (2,395,389)
Shares issued in
 reinvestment of
 distributions.............      6,460       104,792      14,888       237,490
- -------------------------------------------------------------------------------
Net increase (decrease)....   (138,449)   (2,273,099)    261,407     4,190,319
- -------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 capital shares
 transactions..............              (10,776,912)             $ 96,228,840

--------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 1999:

                              Cost of Purchases        Proceeds from Sales
                          ------------------------- -------------------------
                              U.S.       Non-U.S.       U.S.       Non-U.S.
                           Government   Government   Government   Government
                              -----------------------------------------------
         Balanced Fund... $235,028,506 $469,930,416 $192,209,648 $646,343,092
         Foundation
          Fund...........  448,066,407  636,754,688  498,600,095  675,127,792
         Tax Strategic
          Foundation
          Fund...........            0  215,450,759            0  236,955,712

During the six months ended September 30, 1999, the Balanced Fund entered into reverse repurchase agreements. The average daily balance outstanding was $12,052,676, the weighted average interest rate was 3.44% and the maximum amount outstanding under these agreements was $14,335,076. The maximum amount outstanding under reverse repurchase agreements includes accrued interest.

The Balanced Fund loaned securities during the six months ended September 30, 1999 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. At September 30, 1999, the value of securities on loan and the value of collateral amounted to $36,203,607 and $36,285,571, respectively. During the six months ended September 30, 1999, Balanced Fund earned $17,418 in income from securities lending.

Capital and currency losses incurred after October 31 within a Fund's fiscal year-end are deemed to arise on the first business day of the Fund's following fiscal year. For the fiscal year ended March 31, 1999, Tax Strategic Foundation Fund incurred and elected to defer $320,362 of capital loss, and Foundation Fund incurred and elected to defer $3,471 of currency loss.

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average net assets were as follows:

                                                    Total
                                                 Fee Credits % of Average
                                                  Received    Net Assets
                                              ---------------------------
         Balanced Fund..........................   $40,550      0.01%
         Foundation Fund........................    68,053      0.00%
         Tax Strategic Foundation Fund..........     9,285      0.01%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds, State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated December 22, 1997, as amended on November 20, 1998. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility were as-sessed interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed fa-cility, which was allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street served as administrative agent for the Banks, and as administrative agent was entitled to a fee of $20,000 per annum which was allocated to all of the Evergreen Funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provided an additional unsecured credit facility in the aggregate amount of $150 million ($125 million committed and $25 million uncommitted). The remaining terms and conditions of the agreement were unaf-fected. This agreement was terminated on July 27, 1999.

On July 27, 1999, all of the Evergreen Funds and a group of banks (the "Lend-ers") entered into a credit agreement. Under this agreement, the Lenders pro-vide an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility is allocated, under the terms of the financing agreement, among the Lenders. The credit facility is accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or as general working capital as permitted by each Fund's borrowing restrictions. Borrowings under this facility are assessed interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31,
2000). A commitment fee of 0.10% per annum is incurred on the average daily un-used portion of the revolving credit commitment. The commitment fee is allo-cated to all Funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the Funds, and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the six months ended September 30, 1999, the Funds had no borrowings un-der these agreements.

11. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisers and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisers are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged

Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Municipal Income Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income

Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund
Quality Income Fund
Short-Duration Income Fund
High Income Fund

Balanced

American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund
Capital Balanced Fund
Capital Income and Growth Fund

Growth & Income

Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth Tax

Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Growth Fund
Capital Growth Fund
Select Special Equity Fund

Global International

Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com


28573                                                             540980  11/99


[LOGO OF EVERGREEN FUNDS]                                         BULK RATE
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                                                                     PAID
200 Berkeley Street                                              PERMIT NO. 19
Boston, MA 02116                                                  HUDSON, MA

                                  Annual Report
                            as of September 30, 1999



                                    Evergreen
                                                   Equity and Fixed Income Funds



                                     [LOGO]

                                Table of Contents

Letter to Shareholders .....................................     1

Evergreen Capital Balanced Fund
(formerly Mentor Balanced Portfolio)
  Fund at a Glance .........................................     2
  Portfolio Manager Interview ..............................     3

Evergreen Capital Growth Fund
(formerly Mentor Capital Growth Portfolio)
  Fund at a Glance .........................................     7
  Portfolio Manager Interview ..............................     8

Evergreen Capital Income and Growth Fund
(formerly Mentor Income and Growth Portfolio)
  Fund at a Glance .........................................    11
  Portfolio Manager Interview ..............................    12

Evergreen Growth Fund
(formerly Mentor Growth Portfolio)
  Fund at a Glance .........................................    16
  Portfolio Manager Interview ..............................    17

Evergreen High Income Fund
(formerly Mentor High Income Portfolio)
  Fund at a Glance .........................................    20
  Portfolio Manager Interview ..............................    21

Evergreen Municipal Income Fund
(formerly Mentor Municipal Income Portfolio)
  Fund at a Glance .........................................    24
  Portfolio Manager Interview ..............................    25

Evergreen Quality Income Fund
(formerly Mentor Quality Income Portfolio)
  Fund at a Glance .........................................    27
  Portfolio Manager Interview ..............................    28

Evergreen Short-Duration Income Fund
(formerly Mentor Short-Duration Income Portfolio)
  Fund at a Glance .........................................    30
  Portfolio Manager Interview ..............................    31

Financial Highlights

  Evergreen Capital Balanced Fund ..........................    24
  Evergreen Capital Growth Fund ............................    36
  Evergreen Capital Income and
  Growth Fund ..............................................    38
  Evergreen Growth Fund ....................................    40
  Evergreen High Income Fund ...............................    42
  Evergreen Municipal Income Fund ..........................    43
  Evergreen Quality Income Fund ............................    45
  Evergreen Short-Duration Income Fund .....................    47

Schedule of Investments

  Evergreen Capital Balanced Fund ..........................    49
  Evergreen Capital Growth Fund ............................    52
  Evergreen Capital Income and
  Growth Fund ..............................................    53
  Evergreen Growth Fund ....................................    55
  Evergreen High Income Fund ...............................    57
  Evergreen Municipal Income Fund ..........................    62
  Evergreen Quality Income Fund ............................    66
  Evergreen Short-Duration Income Fund .....................    69

Statements of Assets and Liabilities .......................    72

Statements of Operations ...................................    74

Statements of Changes in Net Assets ........................    76

Combined Notes to Financial
Statements .................................................    80

Independent Auditors' Report ...............................    93

Additional Information .....................................    94


                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

  Mutual Funds:     NOT FDIC INSURED     May lose value . Not bank guaranteed

                           Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                 November 1999


   [PHOTO]
William M. Ennis
President and CEO


Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Equity and Fixed Income Funds annual report, which covers the twelve-month period ended September 30, 1999.

Uncertainty over Interest Rates Influences the Markets

Although the U.S. economy is in the ninth year of economic expansion, many believe that valuation levels in some sectors of the stock market are just not sustainable. The S&P 500 continued to advance in the first half of 1999, dominated by the performance of a very small group of large-cap stocks. By the 3rd quarter of 1999, rising interest rates dampened performance of stocks across the board. Investors' inflation fears and continued doubts about the ability of U.S. companies to sustain significant growth in earnings prompted an October sell-off.

The Federal Reserve Bank's "tightening bias" leads many to anticipate further interest rate increases in order to stem even the slightest inflationary pressure. Additional interest rate hikes would likely have a negative effect on stock prices, which could restrain consumer spending; however, many investors are waiting for just such a scenario to take place, so they can take advantage of lower stock prices as a buying opportunity. Bonds appear relatively attractive over the long term compared to other asset classes, particularly because "real" interest rates are high by historical standards.

We believe that the economy is still fundamentally strong, and that inflation will stay contained, producing only moderate upward pressure on interest rates. We remain cautiously optimistic about the prospects for continued growth in the markets.

Evergreen Funds is Ready for the Year 2000/1/

We have been addressing the Year 2000 challenge since February of 1996 and have committed the time, resources and people necessary to prepare for any ramifications from the millennium bug. Today, we are confident that our preparations will enable us to continue to deliver the high-quality Evergreen products and services on which our shareholders rely. In addition, Evergreen portfolio managers have placed great emphasis on monitoring portfolios for Y2K readiness.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should make it simple for you to choose the most appropriate for your portfolio.

We would like to thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.



/1/ The information above constitutes Year 2000 readiness disclosure.

                                   EVERGREEN                    (formerly Mentor
                              Capital Balanced Fund          Balanced Portfolio)

                   Fund at a Glance as of September 30, 1999

                                    Portfolio
                                   Management
 -------------------------------------------------------------------------------

                     [PHOTO]                        [PHOTO]

                       John                        P.Michael
                     Davenport                       Jones
                  Tenure: June 1994            Tenure: June 1994

                            CURRENT INVESTMENT STYLE/1/


[GRAPHICS]



Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Effective October 18, 1999, shareholders of Mentor Balanced Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Capital Balanced Fund. In addition, the Evergreen Fund added a new class of shares designated as Class B shares. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within six years and one year of their purchase, respectively. Class A, Class B and Class C shares are also assessed a distribution fee at an annual rate of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

Historical performance shown for Classes A and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25% and for Class B are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.


                             PERFORMANCE AND RETURNS/2/

Portfolio Inception Date: 6/21/1994           Class A    Class B    Class Y
Class Inception Date                         9/16/1998  6/21/1994  9/16/1998
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                         6.19%      7.87%      n/a
 -------------------------------------------------------------------------------
1 year w/o sales charge                         12.67%     11.87%     12.91%
 -------------------------------------------------------------------------------
3 years                                         14.56%     16.11%     16.93%
 -------------------------------------------------------------------------------
5 years                                         16.03%     17.25%     17.47%
 -------------------------------------------------------------------------------
Since Portfolio Inception                       15.53%     16.68%     16.88%
 -------------------------------------------------------------------------------
Maximum Sales Charge                             5.75%      4.00%      n/a
                                              Front End     CDSC
 -------------------------------------------------------------------------------
12-month income dividends per share             $0.22      $0.14      $0.28
 -------------------------------------------------------------------------------
12-month capital gain distributions per share   $0.05      $0.05      $0.05
 -------------------------------------------------------------------------------
*    Adjusted for maximum applicable sales charges unless noted.


                               LONG TERM GROWTH

                                    [GRAPH]



Consumer Price Index - US                S & P 500    Lehman Brothers Aggregate Bond Index     Class B
                   10,000                  10,000                                   10,000       9,427
                   10,095                  10,487                                   10,061       9,733
                   10,351                  13,604                                   11,476      11,540
                   10,662                  16,372                                   12,038      13,617
                   10,892                  22,989                                   13,211      17,235
                   11,054                  25,044                                   14,727      19,279
                   11,318                  31,673                                   14,674      21,722


Comparison of a $10,000 investment in the Evergreen Capital Balanced Fund Class B/2/ shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Standard & Poor's 500 Stock Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI and S&P 500 are unmanaged market indices which do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                              Capital Balanced Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the twelve-month period ended September 30, 1999, the Evergreen Capital Balanced Fund's return for the Fund's Class B shares was 11.87%, compared with returns for the fund's benchmarks, the S&P 500 and Lehman Brothers Aggregate Bond Index, of 27.80% and -0.37%, respectively. During this same twelve-month period, the average balanced fund had a return of 12.56% as measured by Lipper Inc., an independent monitor of mutual fund performance. These returns are before the deduction of any applicable sales charges.

                                    Portfolio
                                 Characteristics
                                 ---------------
                                (as of 9/30/1999)

Total Net Assets                                                    $357,528,412
 -------------------------------------------------------------------------------
Number of Holdings                                                            86
 -------------------------------------------------------------------------------
P/E Ratio                                                                  22.0x
 -------------------------------------------------------------------------------
Beta                                                                        0.56
 -------------------------------------------------------------------------------

What was the investment environment like over the past year?

Even though the U.S. economy has enjoyed its ninth year of economic expansion, there are signs that many equity market sectors have reached relatively high valuation levels. Early in the year, it was relatively easy for many companies to show significant growth in year-over-year earnings and the market rewarded this news with record valuation levels. This was the case during the fourth quarter of 1998 when the S&P 500 Index returned 21.30%, the highest return of any single quarter since first quarter of 1987.

As the year progressed, it became apparent that companies are finding it more difficult to sustain significant growth in earnings and support their valuation levels. After advancing in the first and second quarters of 1999, the S&P's total return was negative in the third quarter when it lost 6.24%. The backdrop of the Federal Reserve Board's increasing interest rates by 0.50% in an ever-vigilant stance against inflation has put pressure on corporate earnings that will continue into the next year. Also, it appears that the Federal Reserve's actions are not over and any additional increases will make it even more difficult for companies to grow their earnings.

The past twelve months have been extremely difficult for managers of fixed-income portfolios. Inflation fears have caused interest rates to increase by 1.00% to 1.50% across all maturities, which puts 1999 on track to be the second worst year for the fixed-income markets in credit market history. Rates had moved lower in the fall of 1998 in the wake of the Russian debt crisis and the problems sustained by leveraged hedge funds. Investors demanded securities of the highest quality and liquidity and many turned to U.S. Treasuries as a result. To help re-stabilize global economies and financial markets, the world's central bankers flooded their economies with liquidity in the fourth quarter of 1998, pushing interest rates to historically low levels.

In early 1999, many investors expected fragile international economies to limit U.S. economic growth. However, due to aggressive easing by the Federal Reserve and other central banks, the U.S. economy remained robust and growth in many global economies was faster and more durable than anticipated. Market sentiment shifted from concerns that weak international growth would dampen the U.S. economy, to concerns

                                   EVERGREEN
                              Capital Balanced Fund
                          Portfolio Manager Interview

that an overheated economy would accelerate inflation and prompt the need for a more restrictive monetary policy. By September 30, 1999, the Federal Reserve Board had raised interest rates twice.

In the equity markets, recent months have brought an increasingly narrow market focus on industry sectors experiencing positive price movement. Early this year, the primary focus was on shares of technology and several of the mega-cap companies. In the early spring, the attention switched to value and cyclical issues. Recently, the focus has swung back to technology companies, quite often at the expense of other sectors. Of the eleven major S&P industry sectors, only five have posted positive returns so far in calendar 1999. Technology has been by far the best performing industry sector, with its 1999 calendar year-to-date return of 24.5%, as measured by S&P. Other sectors with positive returns include energy, capital goods, communication services, and basic materials. Of these five sectors, only technology and communication services are traditionally characterized as growth industries.

                            Top 5 Industries - Equity
                            -------------------------
                         (as a percentage of net assets)

Business Equipment & Services                                               7.9%
 -------------------------------------------------------------------------------
Healthcare Products & Services                                              5.9%
 -------------------------------------------------------------------------------
Information Services & Technology                                           4.7%
 -------------------------------------------------------------------------------
Banks                                                                       4.3%
 -------------------------------------------------------------------------------
Finance & Insurance                                                         4.1%
 -------------------------------------------------------------------------------

How did you manage the asset allocation between stocks and bonds?

In view of an anticipated decline in the growth rate of corporate earnings, we have lowered the Fund's equity allocation over the past twelve months from a high of 63% to a low of 46%. This defensive posture helps to protect the value of Fund assets in a time of uncertainty about domestic economic growth, earnings, and interest rate levels.


                             Top 10 Equity Holdings
                             ----------------------
                         (as a percentage of net assets)

Computer Sciences Corp.                                                     2.5%
 -------------------------------------------------------------------------------
Tyco International Ltd..                                                    2.5%
 -------------------------------------------------------------------------------
Sun Microsystems, Inc.                                                      2.4%
 -------------------------------------------------------------------------------
Sysco Corp.                                                                 2.4%
 -------------------------------------------------------------------------------
Intel Corp.                                                                 2.2%
 -------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                             2.2%
 -------------------------------------------------------------------------------
Johnson & Johnson                                                           2.1%
 -------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                    2.1%
 -------------------------------------------------------------------------------
Interpublic Group of Companies, Inc.                                        2.0%
 -------------------------------------------------------------------------------
First Data Corp.                                                            2.0%
 -------------------------------------------------------------------------------

What were some of the strategies that were used in managing the fixed-income portion of the Fund's portfolio?


For the Fund's fixed-income investments, our fund management team's objective is to seek a high level of long-term total return consistent with the preservation of capital. The managers make investments in a well-diversified portfolio of mainly U.S. government and agency securities, corporate securities, mortgage-backed securities, asset-backed securities and cash instruments.

                                   EVERGREEN
                              Capital Balanced Fund
                          Portfolio Manager Interview

Aside from increasing the overall fixed-income allocation to the current 42% level, we have employed two major portfolio management strategies to enhance the Fund's performance over the past twelve months.

The first strategy was to move some of the fixed-income assets into high yield securities. These purchases were concentrated in solid cable and telecommunication issues. These securities fell to distressed levels during the market turmoil that characterized the fall of 1998. The Fund had virtually no exposure to this area going into last fall and quickly built a position of approximately 2% of the entire portfolio. As credit markets recovered somewhat in 1999, these sectors were among the first to see the benefits.

The second strategic move was to build liquidity throughout the second quarter of 1999. The Fund's position in 30-year U.S. Treasuries and cash was increased substantially during this period. This barbell positioning was designed to benefit from a flattening yield curve. In addition, by adding cash and Treasury securities, the fixed-income portion of the Fund was positioned to benefit should Y2K-related bond supply pressures cause spread products, e.g., high yield corporate securities, mortgage-backed and asset-backed securities, to underperform. Both aspects of this position paid off during the summer when the yield curve flattened by about 25 basis points and yield spreads on investment grade corporate bonds and mortgage-backed securities approached all time highs. These trades were reversed during August and as a result the Fund benefited from the spread tightening witnessed in investment grade issues and mortgage-backed securities throughout September.


                            Top 5 Industries - Bonds
                            ------------------------
                         (as a percentage of net assets)

U.S. Government Agency Obligations               24.4%
 -----------------------------------------------------
Asset-Backed Securities                           5.0%
 -----------------------------------------------------
Finance & Insurance                               2.9%
 -----------------------------------------------------
Telecommunication Services & Equipment            1.4%
 -----------------------------------------------------
Utilities--Electric                               1.2%
 -----------------------------------------------------

                               Top 5 Bond Holdings
                               -------------------
                         (as a percentage of net assets)

                             Coupon    Maturity
                             ------    --------
FNMA                         7.5%        9/1/2029      7.0%
 ----------------------------------------------------------
FNMA                         7.0%        9/1/2014      4.6%
 ----------------------------------------------------------
FNMA                         7.0%        8/1/2029      4.2%
 ----------------------------------------------------------
FNMA                         6.5%        4/1/2014      2.9%
 ----------------------------------------------------------
U.S. Treasury Bonds          6.5%      11/15/2026      2.7%
 ----------------------------------------------------------

What is your outlook?

Even though the domestic economy continues to be strong, it appears that U.S. corporations are beginning to enter into a period where it will be much more difficult to show significant sustained growth in revenues and earnings on a year-over-year basis. In general, corporate operating and net margins have expanded to historically high levels and it will be difficult to generate significant additional efficiencies or economies. As we move into the year 2000, we believe the earnings growth rates of S&P companies will begin to decline to the single digits.

                                   EVERGREEN
                              Capital Balanced Fund
                          Portfolio Manager Interview

Also, the Federal Reserve Board's recent moves increasing interest rates to stem inflationary pressures do not appear to be over and we anticipate additional increases in coming weeks. Federal Reserve Board chairman, Alan Greenspan, has made it clear that he views current equity asset valuation levels to be at risky levels and would like to see the market refrain from any additional substantial upside movement in the near term. We believe the Federal Reserve Board will move decisively to stem unabated positive equity market momentum and to squelch any perceived inflationary conditions.

The Fund's equity investment style of investing in high quality companies with strong growth levels at reasonable prices should perform well on a relative basis in this environment. Our growth at a reasonable-price philosophy should tend to outperform the S&P 500 when the fundamental strengths of the companies in the Fund's portfolio rise above general market emotion and sentiment.

We believe fixed-income investments currently provide very attractive relative valuation and offer the potential for solid long-term returns. "Real" interest rates (the rate earned by investors in excess of inflation) are high by historical standards. Value is further enhanced by current yield advantages provided by mortgage-backed securities and corporate issues. We also continue to look for other opportunities in high yield securities for the fixed-income portion of the Fund's portfolio.

                                   EVERGREEN            (formerly Mentor Capital
                              Capital Growth Fund              Growth Portfolio)
                   Fund at a Glance as of September 30, 1999


                                    Portfolio
                                   Management
 -------------------------------------------------------------------------------

                        [PHOTO]                 [PHOTO]
                      John Davenport           Steve Certo
                   Tenure:December 1992     Tenure:June 1997


                        [PHOTO]                 [PHOTO]
                      E.Craig Dauer          John Jordan,III
                     Tenure:June 1999       Tenure:June 1999


                                  [PHOTO]
                              Richard Skeppstrom
                              Tenure:December 1992

                            CURRENT INVESTMENT STYLE/1/


[GRAPHIC]


Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/    Source: 1999 Morningstar, Inc.

                            PERFORMANCE AND RETURNS/2/
Portfolio Inception Date: 4/29/1992            Class A     Class B      Class Y
Class Inception Date                         4/29/1992   4/29/1992   11/19/1997
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                        13.29%      15.08%        n/a
 -------------------------------------------------------------------------------
1 year w/o sales charge                         20.21%      19.08%       20.57%
 -------------------------------------------------------------------------------
3 years                                         19.13%      20.08%        n/a
 -------------------------------------------------------------------------------
5 years                                         20.42%      20.80%        n/a
 -------------------------------------------------------------------------------
Since Class Inception                           14.44%      14.52%       16.60%
 -------------------------------------------------------------------------------
Maximum Sales Charge                             5.75%       4.00%        n/a
                                              Front End      CDSC
 -------------------------------------------------------------------------------
12-month capital gain distributions per share   $2.55       $2.55        $2.55
 -------------------------------------------------------------------------------
*    Adjusted for maximum applicable sales charges unless noted.

                                    [GRAPH]

  Consumer Price Index - US               S & P 500             Class A
                   10,000                  10,000                  9,422
                   10,129                  10,193                  9,496
                   10,401                  11,514                 10,275
                   10,710                  11,939                 10,135
                   10,982                  15,488                 12,180
                   11,312                  18,639                 15,180
                   11,556                  26,172                 20,460
                   11,728                  28,512                 22,653
                   12,007                  36,059                 27,230


Comparison of a $10,000 investment in Evergreen Capital Growth Fund's Class A2 shares, versus a similar investment in the Standard and Poor's 500 Index (S&P
500), and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Returns reflect expense limits previously in effect, without which returns would have been lower. Effective October 25, 1999, shareholders of Mentor Capital Growth Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Capital Growth Fund. In addition, the Evergreen Fund added a new class of shares designated as Class B shares. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within six years and one year of their purchase, respectively. Class A, Class B and Class C shares are also assessed a distribution fee at an annual rate of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                                   EVERGREEN
                              Capital Growth Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the twelve-month period ended September 30, 1999, the Evergreen Capital Growth Fund had good returns in the face of an increasingly difficult equity market environment for active fund managers. The total return for the Fund's Class A shares was 20.21% for this period compared to a return of 27.80% for the Fund's benchmark, the S&P 500. These returns are before deduction of any applicable sales charges.

During this same twelve-month period, however, the average multi-cap core fund had a return of 25.29% as measured by Lipper, Inc., an independent monitor of mutual fund performance. The long-term historical performance of the Fund has been strong. Over the 3-year and 5-year periods ended September 30, 1999, the total returns of the Fund's Class A shares, were 19.13% and 20.42%, respectively. This compares favorably to the Lipper average returns of 17.78% and 19.03% for the same periods.


                                    Portfolio
                                 Characteristics
                                 ---------------
                                (as of 9/30/1999)

Total Net Assets                             $538,972,618
 --------------------------------------------------------
Number of Holdings                                     25
 --------------------------------------------------------
P/E Ratio                                           21.9x
 --------------------------------------------------------
Beta                                                 0.91
 --------------------------------------------------------

How would you describe the basic investment strategy of the Capital Growth Fund?

Our strategy is to invest in a "core" group of high quality companies that have earnings growth rates that exceed the average of the S&P 500. The primary criteria for this strategy are: (1) established businesses with proven management, (2) predictable and sustainable above-average earnings growth rates of about 15% per annum, (3) attractive relative valuation, and (4) adequate industry diversification. This "core" strategy avoids market valuation extremes that may include on one hand high price/earnings ratio, high momentum, and high-risk companies, and also the stocks of lower quality, cyclical, and unpredictable companies (often called "value stocks"). The Fund's management team seeks to produce superior, risk-adjusted, long-term returns by focusing on the fundamental strengths of the specific companies the Fund owns, rather than on momentum, technical, or emotional factors which can be attributed to the general market.

At any given time, the Fund's portfolio tends to hold 25 to 30 stocks with an average risk profile that is lower than the S&P 500, as measured by beta.

What was the investment environment like over the past year?

Even though the U.S. economy is enjoying its ninth year of economic expansion, there are signs that many equity market sectors have reached relatively high valuation levels. Early in the year, it was relatively easy for many companies to show significant growth in year-over-year earnings and the market rewarded this news with record price and valuation levels.

                                   EVERGREEN
                              Capital Growth Fund
                          Portfolio Manager Interview

This was the case during the fourth quarter of 1998, during which the S&P 500 returned 21.30%, the highest return of any single quarter since first quarter of 1987.

As the year progressed, it became apparent that many companies were finding it more difficult to sustain significant growth in earnings to support their valuation levels. After advancing in the first and second quarters of 1999, the S&P's total return was negative in the third quarter when it lost 6.24%. The backdrop of the Federal Reserve Board increasing interest rates by 0.50% in an ever-vigilant stance against inflation has put pressure on corporate earnings that will continue into the next year. Also, it appears that the actions of the Federal Reserve are not over and any additional increases will make it even more difficult for companies to grow their earnings.

Recent months have brought an increasingly narrow market focus on industry sectors experiencing positive price movement. Early this year, the primary interest was on technology and several of the mega-cap companies. In the spring, the attention switched to value and cyclical stocks. Recently, the focus has swung back to technology companies, quite often at the expense of other sectors. Of the eleven major S&P industry sectors, only five have posted positive returns so far in 1999. Technology has been by far the best performing industry sector, as its 1999 calendar year-to-date return has been 24.5% as measured by S&P. Other sectors with positive returns include energy, capital goods, communication services, and basic materials. Of these five sectors, only technology and communication services are traditionally characterized as growth industries.


                                 Top 10 Holdings
                                 ---------------
                         (as a percentage of net assets)

Sysco Corp.                                        4.9%
 ------------------------------------------------------
Computer Sciences Corp.                            4.9%
 ------------------------------------------------------
Tyco International Ltd..                           4.6%
 ------------------------------------------------------
Interpublic Group of Companies, Inc.               4.4%
 ------------------------------------------------------
AMFM, Inc.                                         4.3%
 ------------------------------------------------------
Automatic Data Processing, Inc.                    4.3%
 ------------------------------------------------------
Intel Corp.                                        4.1%
 ------------------------------------------------------
Sun Microsystems, Inc.                             3.9%
 ------------------------------------------------------
Illinois Tool Works, Inc.                          3.9%
 ------------------------------------------------------
American Express Co.                               3.9%
 ------------------------------------------------------

What were some of the individual companies that contributed to the Fund's performance for the year?

Six of the Fund's present twenty-five holdings have provided returns of greater than 50% during the past twelve months. The top performers were Sun Microsystems Inc. with a gain of 273.4%, Tyco International with a gain of 86.9%, First Data Corp. with a gain of 86.7%, AMFM Inc. with a gain of 82.0%, American Express Co. with a gain of 73.9%, and Interpublic Group Co. with a gain of 52.5%. Also, several of the sales from the Fund's portfolio during the year were significant positive contributors. These include Computer Associates Intl., Clear Channel Communications, WW Grainger Inc., Royal Caribbean Cruises Ltd., and Bank of America. As a group, the Fund's technology and financial services holdings provided good returns.

                                   EVERGREEN
                              Capital Growth Fund
                          Portfolio Manager Interview

In September we experienced some disappointments primarily from companies that have been unable to efficiently manage and integrate significant acquisitions. The Fund moved to quickly sell these stocks which included Waste Management, Newell Rubbermaid, and UNUM Provident Corp., all at losses. Two other recent disappointments we sold are American Home Products and Xerox Corp. Some recent purchases we expect to be strong future contributors are Intel Corp., Kimberly-Clark, and Albertsons Inc.


                                Top 5 Industries
                                ----------------
                         (as a percentage of net assets)

Business Equipment & Services                     16.3%
 ------------------------------------------------------
Healthcare Products & Services                    11.3%
 ------------------------------------------------------
Finance & Insurance                               10.1%
 ------------------------------------------------------
Information Services & Technology                  8.1%
 ------------------------------------------------------
Banks                                              7.2%
 ------------------------------------------------------

What is your outlook?

Even though the domestic economy continues to be strong, it appears that U.S. corporations are beginning to enter into a period where it will be much more difficult to show significant sustained growth in revenues and earnings on a year-to-year basis. In general, corporate operating and net margins have expanded to historically high levels and it will be difficult to generate significant additional efficiencies or economies. As we move into the year 2000, we believe the earnings growth rates of S&P companies will begin to decline to the single digits.

Also, the Federal Reserve Board's recent moves increasing interest rates to stem inflationary pressures do not appear to be over and we anticipate additional increases in coming weeks. Federal Reserve Board chairman, Alan Greenspan, has made it clear that he views current equity asset valuations to be at risky levels and would like to see the market refrain from any additional substantial upside movement in the near term. We believe the Federal Reserve Board will move decisively to stem unabated positive equity market momentum and to squelch any perceived inflationary conditions.

The Fund's style of investing in high quality companies with strong growth levels at reasonable prices should perform well on a relative basis in this environment. We believe our growth at a reasonable price philosophy should outperform the S&P 500 when the fundamental strengths of the companies in the Fund's portfolio rise above general market emotion and sentiment.

                                  EVERGREEN              (formerly Mentor Income
                         Capital Income and Growth Fund    and Growth Portfolio)
                   Fund at a Glance as of September 30, 1999

                                    Portfolio
                                   Management
 -------------------------------------------------------------------------------

                        [PHOTO]               [PHOTO]
                          John               P. Michael
                       Davenport               Jones
                    Tenure: July 1999      Tenure: July 1999

 -------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------


[GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Returns reflect expense limits previously in effect, without which returns would have been lower. Effective October 25, 1999, shareholders of Mentor Income and Growth Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Capital Income and Growth Fund. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within one year of their purchase. Class A and Class C shares are also assessed a distribution fee at an annual rate of 0.25% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                            PERFORMANCE AND RETURNS/2/
Portfolio Inception Date: 5/24/1993          Class A       Class B      Class Y
Class Inception Date                        5/24/1993     5/24/1993   11/19/1997
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                        1.65%         3.06%        n/a
 -------------------------------------------------------------------------------
1 year w/o sales charge                         7.85%         7.06%       8.21%
 -------------------------------------------------------------------------------
3 years                                         9.51%        10.06%        n/a
 -------------------------------------------------------------------------------
5 years                                        12.90%        13.28%        n/a
 -------------------------------------------------------------------------------
Since Class Inception                          12.04%        12.28%       8.33%
 -------------------------------------------------------------------------------
Maximum Sales Charge                            5.75%         4.00%        n/a
                                              Front End      CDSC
 -------------------------------------------------------------------------------
12-month income dividends per share            $0.51         $0.38       $0.17
 -------------------------------------------------------------------------------
12-month capital gain distributions per share  $0.98         $0.98       $0.98
 -------------------------------------------------------------------------------
*    Adjusted for maximum applicable sales charges unless noted.


                               LONG TERM GROWTH


                                    [GRAPH]

Consumer Price Index - US      S & P 500     Lehman Brothers Aggregate Bond Index     Class A
                   10,000         10,000                                   10,000       9,424
                   10,062         10,288                                   10,447       9,901
                   10,361         10,668                                   10,110      10,549
                   10,624         13,839                                   11,532      12,368
                   10,943         16,654                                   12,097      14,733
                   11,179         23,385                                   13,275      17,992
                   11,345         25,476                                   14,799      19,037
                   11,616         32,219                                   14,745      20,532






Comparison of a $10,000 investment in Evergreen Capital Income and Growth Fund Class A/2/ shares, versus a similar investment in the Standard & Poor's 500 Stock Index (S&P 500), the Lehman Brothers Aggregate Bond Index (LBABI), and the Consumer Price Index (CPI).

The LBABI and the S&P 500 are unmanaged market indices which do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                        Capital Income and Growth Fund
                          Portfolio Manager Interview

How did the Portfolio perform for the year?

For the twelve-month period ended September 30, 1999, the Evergreen Capital Income and Growth Fund's Class A shares returned 7.85% in the face of rising interest rates and an increasingly difficult equity market environment for active fund managers. During the same period the fund's benchmarks, the S&P 500 and Lehman Brothers Aggregate Bond Index, returned 27.80% and -0.37%, respectively. These returns are before deduction of any applicable sales charges.

During this same twelve-month period, the average balanced fund had a return of 12.56% as measured by Lipper Inc., an independent monitor of mutual fund performance.

Prior to July 1, 1999, the Fund was sub-advised and managed by Wellington Management Company, LLP. Since July 1, 1999, the Fund has been managed by Mentor Investment Advisors, LLC.


                                   Portfolio
                                 Characteristics
                                 ---------------
                                (as of 9/30/1999)

Total Net Assets                             $245,409,849
 --------------------------------------------------------
Number of Holdings                                     95
 --------------------------------------------------------
P/E Ratio                                           21.7x
 --------------------------------------------------------
Beta                                                 0.49
 --------------------------------------------------------

What was the investment environment like over the past year?

Even though the U.S. economy has enjoyed its ninth year of economic expansion, there are signs that many equity market sectors have reached relatively high valuation levels. Early in the year, it was relatively easy for many companies to show significant growth in year-over-year earnings and the market rewarded this news with record price and valuation levels. This was particularly the case during the fourth quarter of 1998 when the S&P 500 Index returned 21.30%, the highest return of any single quarter since first quarter of 1987.

As the year progressed, it became apparent that companies are finding it more difficult to sustain significant growth in earnings and support their valuation levels. After advancing in the first and second quarters of 1999, the S&P's total return was negative in the third quarter when it lost 6.24%. The backdrop of the Federal Reserve Board increasing interest rates by 0.50% in an ever-vigilant stance against inflation has put pressure on corporate earnings that will continue into the next year. Also, it appears that the Federal Reserve Bank's actions are not over and any additional increases will make it even more difficult for companies to grow their earnings.

The past twelve months have been extremely difficult for managers of fixed-income portfolios. Inflation fears have caused interest rates to increase by 1.00% to 1.50% across all maturities, which puts 1999 on track to be the second worst year for the fixed-income markets in credit market history. Rates had moved lower in the fall of 1998 in the wake of the Russian debt crisis and the problems sustained by leveraged hedge funds. Investors demanded securities of the highest quality and liquidity and many turned to U.S.

                                   EVERGREEN
                        Capital Income and Growth Fund
                          Portfolio Manager Interview

Treasuries as a result. To help re-stabilize global economies and financial markets, the world's central bankers flooded their economies with liquidity in the fourth quarter of 1998, pushing interest rates to historically low levels.

In early 1999, many investors expected fragile international economies to limit U.S. economic growth. However, due to aggressive easing by the Federal Reserve and other central banks, the U.S. economy remained robust and growth of many global economies was faster and more durable than anticipated. Market sentiment shifted from concerns that weak international growth would dampen the U.S. economy, to concerns that an overheated economy would accelerate inflation and prompt the need for a more restrictive monetary policy. By September 30, 1999, the Federal Reserve Board had raised interest rates twice.

In the equity markets, recent months have brought an increasingly narrow market focus on industry sectors experiencing positive price movement. Early this year, the primary focus was on shares of technology and several of the mega-cap companies. In the early spring, the attention switched to value and cyclical issues. Recently, the focus has swung back to technology companies, quite often at the expense of other sectors. Of the eleven major S&P industry sectors, only five have posted positive returns so far in calendar 1999. Technology has been by far the best performing industry sector with a 1999 calendar year-to-date return at 24.5%, as measured by S&P. Other sectors with positive returns include energy, capital goods, communication services, and basic materials. Of these five sectors, only technology and communication services are traditionally characterized as growth industries.

How did you manage the asset allocation between stocks and bonds?

In view of an anticipated decline in the growth rate of corporate earnings, we have lowered the Fund's equity allocation over the past twelve months from a high of 63% to a low of 50%. This defensive posture helps to protect the value of Fund assets in a time of uncertainty about domestic economic growth, earnings, and interest rate levels.


                               Top 5 Bond Holdings
                               -------------------
                         (as a percentage of net assets)

                             Coupon    Maturity
                             ------    --------
FNMA                          7.5%      9/1/2029     7.0%
 --------------------------------------------------------
FNMA                          7.0%      9/1/2014     3.8%
 --------------------------------------------------------
FNMA                          6.5%      4/1/2014     2.4%
 --------------------------------------------------------
U.S. Treasury Bonds          5.25%    11/15/2028     2.0%
 --------------------------------------------------------
GNMA                          6.0%    12/15/2028     1.9%
 --------------------------------------------------------

                            Top 5 Industries - Bonds
                            ------------------------
                         (as a percentage of net assets)

U.S. Government Agency Obligations              24.0%
 ----------------------------------------------------
Finance & Insurance                              2.4%
 ----------------------------------------------------
Asset-Backed Securities                          2.2%
 ----------------------------------------------------
Sovereign Government                             2.0%
 ----------------------------------------------------
Treasury Notes &Bonds                            2.0%
 ----------------------------------------------------

                                   EVERGREEN
                         Capital Income and Growth Fund
                          Portfolio Manager Interview

What were some of the strategies that were used in managing the fixed-income portion of the portfolio?

Aside from increasing the overall fixed-income allocation to the current 41% level, we have employed two major portfolio management strategies to enhance the Fund's performance over the past twelve months.

The first strategy was to move some of the fixed-income assets into high yield securities. These purchases were concentrated in solid cable and telecommunication issues. These securities fell to distressed levels during the market turmoil that characterized the fall of 1998. The Fund had virtually no exposure to this area going into last fall and quickly built a position of approximately 2% of the entire Fund's portfolio. As credit markets recovered somewhat in 1999, these sectors were among the first to see the benefits.

The second strategic move was to build liquidity throughout the second quarter of 1999. The Fund's position in 30-year U.S. Treasuries and cash was increased substantially during this period. This barbell positioning was designed to benefit from a flattening yield curve. In addition, by adding cash and Treasury securities, the fixed-income portion of the Fund's portfolio was positioned to benefit should Y2K related bond supply pressures cause spread products, e.g., high yield corporate securities, mortgage-backed and asset-backed securities, to underperform. Both aspects of this position paid off during the summer when the yield curve flattened by about 25 basis points and yield spreads on investment grade corporate bonds and mortgage-backed securities approached all time highs. These trades were reversed during August and as a result the Fund benefited from the spread tightening witnessed in investment grade issues and mortgage-backed securities throughout September.


                             Top 10 Equity Holdings
                        -------------------------------
                        (as a percentage of net assets)

Sun Microsystems, Inc.                                                      2.3%
 -------------------------------------------------------------------------------
Tyco International Ltd.                                                     2.2%
 -------------------------------------------------------------------------------
Sysco Corp.                                                                 2.1%
 -------------------------------------------------------------------------------
Computer Sciences Corp.                                                     2.0%
 -------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                             2.0%
 -------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                            2.0%
 -------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                    1.8%
 -------------------------------------------------------------------------------
Interpublic Group of Companies, Inc.                                        1.7%
 -------------------------------------------------------------------------------
AMFM, Inc.                                                                  1.7%
 -------------------------------------------------------------------------------
Intel Corp.                                                                 1.7%
 -------------------------------------------------------------------------------

                           Top 5 Industries - Equity
                        -------------------------------
                        (as a percentage of net assets)

Business Equipment & Services                                               7.0%
 -------------------------------------------------------------------------------
Healthcare Products & Services                                              6.2%
 -------------------------------------------------------------------------------
Finance & Insurance                                                         6.2%
 -------------------------------------------------------------------------------
Information Services & Technology                                           5.5%
 -------------------------------------------------------------------------------
Banks                                                                       4.6%
 -------------------------------------------------------------------------------

What is your outlook?

Even though the domestic economy continues to be strong, it appears that U.S. corporations are beginning to enter into a period where it will be much more difficult to show significant sustained growth in revenues and earnings on a year-over-year basis. In general, corporate operating and net margins have expanded to historically high levels and it will be difficult to generate significant additional efficiencies or economies. As we move into the year 2000, we believe the earnings growth rates of S&P companies will begin to decline to the single digits.

Also, the Federal Reserve Board's recent moves increasing interest rates to stem inflationary pressures do not appear to be over and we anticipate additional

                                   EVERGREEN
                         Capital Income and Growth Fund
                          Portfolio Manager Interview

increases in coming weeks. Federal Reserve Board chairman, Alan Greenspan, has made it clear that he views current equity asset valuation levels to be at risky levels and would like to see the market refrain from any additional substantial upside movement in the near term. We believe the Federal Reserve Board will move decisively to stem unabated positive equity market momentum and to squelch any perceived inflationary conditions.

The Fund's equity investment style of investing in high quality companies with strong growth levels at reasonable prices should perform well on a relative basis in this environment. Our growth at a reasonable price philosophy should tend to outperform the S&P 500 when the fundamental strengths of the companies in the Fund's portfolio rise above general market emotion and sentiment.

We believe fixed-income investments currently provide very attractive relative valuation and offer the potential for solid long-term returns. "Real" interest rates (the rate earned by investors in excess of inflation) are high by historical standards. Value is further enhanced by current yield advantages provided by mortgage-backed securities and corporate issues. We also continue to look for other opportunities in high yield securities for the fixed-income portion of the Fund's portfolio.

                                    EVERGREEN
                 Growth Fund (formerly Mentor Growth Portfolio)
                   Fund at a Glanceas of September 30 , 1999

                              Portfolio Management
 -------------------------------------------------------------------------------

                     [PHOTO]                   [PHOTO]

                  Theodore Price               Jeffrey
                Tenure: April 1985       Drummond Tenure: May 1993

                                    [PHOTO]

                                  Linda Ziglar
                             Tenure: September 1991


                          CURRENT INVESTMENT STYLE/1/

[GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1999 Morningstar, Inc.

                          PERFORMANCE AND RETURNS/2/

Portfolio Inception Date: 4/15/1985          Class A      Class B      Class Y
Class Inception Date                         6/5/1995    4/15/1985    11/19/1997
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                      7.35%        9.01%          n/a
 -------------------------------------------------------------------------------
1 year w/o sales charge                      13.90%       13.01%        14.08%
 -------------------------------------------------------------------------------
3 years                                       1.72%        2.38%          n/a
 -------------------------------------------------------------------------------
5 years                                        n/a        12.27%          n/a
 -------------------------------------------------------------------------------
10 years                                       n/a        11.07%          n/a
 -------------------------------------------------------------------------------
Since Class Inception                        12.03%       11.88%       -3.74%
 -------------------------------------------------------------------------------
Maximum Sales Charge                          5.75%        4.00%          n/a
                                          Front End         CDSC
 -------------------------------------------------------------------------------
12-month capital gain distributions per share $0.56       $0.56         $0.56
 -------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charges unless noted.

                               LONG TERM GROWTH

                                    [GRAPH]

                      Consumer Price
                        Index - US       Russell 2000         Class B

 9/30/89                   10,000           10,000             10,000
 9/30/90                   10,616            7,285              7,258
 9/30/91                   10,976           10,569             11,326
 9/30/92                   11,304           11,532             12,397
 9/30/93                   11,608           15,356             15,691
 9/30/94                   11,952           15,767             15,927
 9/30/95                   12,256           19,450             20,447
 9/30/96                   12,624           22,005             26,209
 9/30/97                   12,896           29,308             32,671
 9/30/98                   13,088           23,733             25,280
 9/30/99                   13,400           28,259             28,568


Comparison of a $10,000 investment in Evergreen Growth Fund Class B/2/ shares, versus a similar investment in the Russell 2000 Index (Russell 2000) and the Consumer Price Index (CPI).

The Russell 2000 is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Effective October 18, 1999, shareholders of Mentor Growth Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Growth Fund. In addition, the Evergreen Fund added a new class of shares designated as Class B shares. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within six years and one year of their purchase, respectively. Class A, Class B and Class C shares are also assessed a distribution fee at an annual rate of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                                    EVERGREEN
                                   Growth Fund
                          Portfolio Manager Interview

How did the Fund perform?

The Evergreen Growth Fund's Class B shares returned 13.01% for the twelve-month period ended September 30, 1999. This compares to a 19.07% return for the Russell 2000. The Fund outperformed the benchmark during the fourth quarter of 1998 and the third quarter of 1999; however, during the intervening six-month period from January through June of this year the Fund trailed the index. When viewed within the context of a longer-term investment horizon the Fund has outperformed the Russell 2000 for both the five- and ten-year periods, 12.27% and 11.07% versus 12.16% and 9.89% respectively, ended September 30, 1999.


                                   Portfolio
                                Characteristics
                               -----------------
                               (as of 9/30/1999)

Total Net Assets                                                   $462,139,723
 -------------------------------------------------------------------------------
Number of Holdings                                                          120
 -------------------------------------------------------------------------------
P/E Ratio                                                                 22.6x
 -------------------------------------------------------------------------------
Beta                                                                       1.06
 -------------------------------------------------------------------------------


How would you describe the basic investment strategy of the Fund?

The Evergreen Growth Fund's management team seeks to identify fast-growing, smaller companies, with strong and consistent earnings growth, whose growth has not been fully recognized in their stock price. Purchase criteria used in picking individual stocks for inclusion in the fund include superior earnings, revenue growth, no negative revisions in quarterly earnings estimates, positive price momentum, and strong underlying financial fundamentals.

Disciplines used to establish when equities should be sold include a deterioration in earnings growth, a negative fundamental change in the outlook for the company or its industry, and significant deterioration in the price momentum of the stock. Additionally, appreciation of individual holdings to an over-weighted position (greater than 2% of the portfolio) will cause a partial reduction in position size in order to re-establish standard portfolio weighting norms. The portfolio will normally consist of between 125 and 135 securities, typically with significant weighting in the consumer cyclical, healthcare, and technology sectors of the market.

Can you review the primary factors impacting your past year's relative performance?

After a strong fourth quarter of 1998, the Fund encountered a period of lackluster performance for most of the first half of 1999. Factors primarily responsible for these below average results were a lack of exposure to internet stocks and the poor performance of our healthcare holdings. Internet stocks were up approximately 100% during the first half of 1999 despite their lack of earnings and few fundamentals upon which to determine proper valuations. Before the removal of the largest internet companies from the Russell 2000, due to their size in the annual re-balancing of that index at mid-year, internet stocks had come to represent almost 10% of the index. Our requirement of established earnings streams in the companies that we purchase precluded us from investing in this hot sector of the market.

Our exposure to healthcare stocks also created a performance drag during the 1999 portion of the twelve-month period. Despite continued strong earnings, potential healthcare legislation created sufficient worries regarding Medicare reimbursement

                                    EVERGREEN
                                   Growth Fund
                          Portfolio Manager Interview

to severely depress this market sector. By late summer we had reduced our healthcare weighting in half, to approximately 10% of the portfolio.

On a positive note, earnings reports for both the first and second quarters of 1999 have shown fewer negative earnings surprises than at any other time during the last three years. This continues to emphasize to us the strong, underlying, fundamental characteristics of the Fund's holdings.

                                Top 5 Industries
                        -------------------------------
                        (as a percentage of net assets)

Electrical Equipment & Services                                           11.6%
 -------------------------------------------------------------------------------
Information Services & Technology                                         10.4%
 -------------------------------------------------------------------------------
Business Equipment & Services                                              9.6%
 -------------------------------------------------------------------------------
Healthcare Products & Services                                             8.7%
 -------------------------------------------------------------------------------
Retail & Wholesale                                                         6.7%
 -------------------------------------------------------------------------------

How is the portfolio currently positioned?

The Fund's current industry breakdown is weighted toward what we believe are the outstanding growth sectors of the economy. Technology is our heaviest weighting, with our most significant exposure within that sector to semiconductor and semiconductor equipment names. We are also maintaining a significant exposure to specialty retail, broadcast, and food company names, making the consumer sector our second largest portfolio weighting. We believe that the engine for continued moderate growth in the domestic economy will be the bargain-conscious consumer. The rapidly growing telecommunications group and energy companies are additional areas of current emphasis.

An additional item worth noting is that in reviewing the companies within our portfolio, we have discovered that the vast majority of spending needed to upgrade systems for Y2K compliance is already in place at these companies.


                                Top 10 Holdings
                        -------------------------------
                        (as a percentage of net assets)

Benchmark Electronics, Inc.                                               1.7%
 -------------------------------------------------------------------------------
Emmis Broadcasting Corp., Cl. A                                           1.7%
 -------------------------------------------------------------------------------
ITC DeltaCom, Inc.                                                        1.6%
 -------------------------------------------------------------------------------
Papa Johns International, Inc.                                            1.5%
 -------------------------------------------------------------------------------
Kemet Corp.                                                               1.5%
 -------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A                                                    1.5%
 -------------------------------------------------------------------------------
Markel Corp.                                                              1.4%
 -------------------------------------------------------------------------------
Atmel Corp.                                                               1.4%
 -------------------------------------------------------------------------------
National Commerce Bancorp                                                 1.4%
 -------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                1.3%
 -------------------------------------------------------------------------------

What is your outlook?

We believe that the recent failure of our companies to experience price appreciation in line with their earnings per share growth rates has created a tremendous valuation opportunity. At the end of the period the price-earnings on the stocks in the Fund were 22.6 times 2000 earnings estimates. This compares favorably with the historical and projected earnings growth rate of over 30% for the stocks within the portfolio. The comparison is particularly striking versus slower-growing, higher price-to-earning, large cap names that have continued to benefit in this increasingly narrowly focused market environment.

                                    EVERGREEN
                                   Growth Fund
                          Portfolio Manager Interview

The Federal Reserve's two recent moves raising short-term interest rates are, in our opinion, likely to be followed by additional modest rate hikes between now and year-end. These moves are largely unwinding the looser monetary policy instituted at the time of the Asian and a major U.S. Hedge Fund crises last fall. Despite an increasingly tight labor market and higher energy and gold prices, we believe that inflation pressures will continue to remain modest.

Our growth-at-a-reasonable-price methodology, focusing on companies with established earnings histories that trade at attractive valuations versus their rates of growth, should continue to serve us well under a variety of potential market outcomes.

                                EVERGREEN
                                                  (formerly Mentor
                                High Income Fund   High Income Portfolio)
                   Fund at a Glance as of September 30, 1999

                              Portfolio Management

                [PHOTO]                [PHOTO]
                Timothy               P. Michael
               Anderson                 Jones
           Tenure: June 1999      Tenure: June 1999


                          CURRENT INVESTMENT STYLE/1/

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Returns reflect expense limits previously in effect, without which returns would have been lower. Effective October 18, 1999, shareholders of Mentor High Income Portfolio Class A and Class B became owners of that number of full and fractional shares of Class A and Class C shares, respectively, of the Evergreen High Income Fund. In addition, the Evergreen Fund added new classes of shares designated as Class B and Class Y shares. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within six years and one year of their purchase, respectively. Class A, Class B and Class C shares are also assessed a distribution fee at an annual rate of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                          PERFORMANCE AND RETURNS/2/

Portfolio Inception Date: 6/23/1998                     Class A   Class B
Class Inception Date                                    6/23/1998 6/23/1998
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                                -0.80%    -0.26%
 -------------------------------------------------------------------------------
1 year w/o sales charge                                  4.07%     3.64%
 -------------------------------------------------------------------------------
Since Class Inception                                   -5.99%    -5.63%
 -------------------------------------------------------------------------------
Maximum Sales Charge                                     4.75%     4.00%
                                                      Front End    CDSC
 -------------------------------------------------------------------------------
12-month income dividends per share                     $1.09     $1.02
 -------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charges unless noted.


                               LONG TERM GROWTH

                                    [GRAPH]


                     Consumer Price    ML High Yield Master II
    Date              Index - US             Bond Index           Class A
    ----              ----------       -----------------------    -------
   6/30/98               10,000                10,000               9,524
   9/30/98               10,037                 9,581               8,874
  12/31/98               10,055                 9,845               9,209
   3/31/99               10,123                10,025               9,493
   6/30/99               10,196                10,090               9,443
   9/30/99               10,276                 9,956               9,156


Comparison of a $10,000 investment in the Evergreen High Income Fund Class A/2/ shares, versus a similar investment in the Merrill Lynch High Yield Master II Bond Index (MLHYM2) and the Consumer Price Index (CPI).

The MLHYM2 is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                                High Income Fund
                          Portfolio Manager Interview

How did the Fund Perform?

Evergreen High Income Fund Class A shares produced a total return of 4.07% for the twelve-month period ended September 30, 1999, before deduction of any applicable sales charge. This compared to the Merrill Lynch High Yield Master II Bond Index, which returned 3.92% for the same period. The average return of the Lipper High Current Yield peer group stood at 4.84% for the same period.


                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)

Total Net Assets                                           $253,743,746
 ----------------------------------------------------------------------
Number of Holdings                                                  154
 ----------------------------------------------------------------------
Average Duration                                              4.3 years
 ----------------------------------------------------------------------
Effective Maturity                                            6.5 years
 ----------------------------------------------------------------------

The past twelve months were difficult for bond investors. Interest rates rose 1.00% to 1.50% in all maturities, putting 1999 on track to be the second worst year for bonds in the history of the credit markets. The Fund's fiscal year began with interest rates moving lower, however. In the fourth quarter of 1998, the Federal Reserve Board and many foreign bankers pumped liquidity into the world's economies and global financial markets to stabilize them after a turbulent summer. Russia effectively defaulted on its debt in the summer of 1998, setting off a global crisis in the credit markets. Many Wall Street firms, including one of the largest hedge funds in the U.S., had engaged in highly leveraged transactions that were linked to Russia. As their trades were unwound, bond prices spiraled lower. Hedge funds are private investment companies which typically engage in highly complex, leveraged transactions. They are not subject to the same regulations as mutual funds. Investors sought only the safest and most liquid securities, primarily U.S. Treasuries. U.S. Treasury prices soared--driving their prices higher--and demand for riskier securities waned, in a classic "flight-to-quality". As a result, the yield premium of riskier securities versus U.S. Treasuries rose dramatically. The markets stabilized in the final months of 1998, with many investors anticipating weak economic growth heading into the new year.

The U.S. economy remained robust in 1999, however, and many foreign economies experienced faster and more durable growth than investors had expected. Market sentiment reversed course. Thoughts of an overheated U.S. economy, inflationary pressures and tighter monetary policies replaced beliefs that fragile world economies would dampen U.S. economic growth. Domestic investors pushed interest rates higher; a move that was echoed by foreign investors who both shared inflationary concerns and sought to attract international cash flows. Official tightening moves followed, with the Federal Reserve Board raising interest rates twice in the summer of 1999.

Despite having limited absolute returns, high yield bonds turned in a strong relative performance compared to other fixed-income sectors. Yield premiums to U.S. Treasuries had increased substantially during the "flight-to-quality", with the yield advantages increasing with credit risk.

The situation enabled high yield bonds to outperform higher-quality counterparts when the markets stabilized and yield relationships tightened somewhat. As the Fund's fiscal year came to a close, however, a rising default rate and concerns about Y2K caused high yield bonds to give back some of their gains. Yield spreads at fiscal year end between high yield debt and Treasury bonds remained at extremely high levels by historical standards.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Communication Systems & Services                                      16.5%
 --------------------------------------------------------------------------
Telecommunication Services & Equipment                                11.3%
 --------------------------------------------------------------------------
Consumer Products & Services                                           7.7%
 --------------------------------------------------------------------------
Gaming                                                                 5.9%
 --------------------------------------------------------------------------
Oil/Energy                                                             4.9%
 --------------------------------------------------------------------------

                                   EVERGREEN
                                High Income Fund
                          Portfolio Manager Interview

How would you describe the investment strategy for the High Income Fund?

The Fund's performance was influenced by two key strategies: its substantial cash position during the decline of the high yield market and a shift in focus from yield to liquidity. The Fund held 20% of net assets in cash as the high yield market collapsed in the fall of last year, which enhanced price stability and left the Fund well positioned to reinvest at attractive yields. At the same time, however, a large percentage of the Fund was invested in securities that had provided higher yields, but limited liquidity. Although global markets recovered somewhat from the turmoil of last fall, many Wall Street firms hurt by last year's use of extensive leverage became unusually cautious about adding to their security inventories. This reluctance on the part of dealers to make markets in many types of securities limited the potential price appreciation for bonds, particularly those considered to be less liquid. Liquidity is a measure of how easily a particular security can be bought and sold, and how high the transaction costs associated with such purchases and sales will be. In light of reduced overall liquidity in the market, the liquidity of individual securities became a top priority for investors. Securities deemed to be relatively illiquid, including many owned by the Fund, incurred greater relative price losses when investors began to put increasing importance on liquidity.

As market conditions improved, we began to reduce the Fund's positions in securities with limited liquidity, replacing them with bonds that enhanced overall portfolio liquidity. This strategy included selling holdings in emerging markets and limiting international exposure to positions in the so-called "G-7" countries, particularly Canada and Great Britain. In addition to raising liquidity standards, we also have focused on bonds that we believe offer the potential for price appreciation due to credit improvement, primarily in securities rated "B". Many companies in the telecommunications and cable industries offer considerable opportunities for credit improvement due to merger and acquisition activity and an increasing number of private equity infusions. This global activity is being driven by the increasing penetration of wireless communications and the exponential growth in demand for bandwidth due to the internet. As a result, portfolio weightings were tilted toward issuers in these sectors of the market.


                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

                                     Coupon           Maturity
                                     ------           --------
King Pharmaceuticals, Inc.           10.75%          2/15/2009         1.2%
 --------------------------------------------------------------------------
Intermedia Comm.,
Step Bond                                0%          5/15/2006         1.1%
 --------------------------------------------------------------------------
Triton PCS, Inc.,
Step Bond                                0%           5/1/2008         1.1%
 --------------------------------------------------------------------------
Biovail Corp. Intl.                  10.88%         11/15/2005         1.1%
 --------------------------------------------------------------------------
Tekni Plex, Inc.                     11.25%           4/1/2007         1.0%
 --------------------------------------------------------------------------
Swift Energy Co.                     10.25%           8/1/2009         1.0%
 --------------------------------------------------------------------------
Pantry, Inc.                         10.25%         10/15/2007         1.0%
 --------------------------------------------------------------------------
Oxford Hlth. Plans, Inc.             11.00%          5/15/2005         1.0%
 --------------------------------------------------------------------------
Argosy Gaming Co.                    10.75%           6/1/2009         1.0%
 --------------------------------------------------------------------------
Centennial Cellular
Oper. Co.                            10.75%         12/15/2008         1.0%
 --------------------------------------------------------------------------

What is your outlook?

We are cautious about high yield bonds over the near term, yet extremely optimistic longer term. We expect a period of stagnation over the next few months, with investors wary of putting money into the market in advance of Y2K. Further, the high yield default rate has been rising. To some extent, the rising default rate is a natural consequence of the record supply witnessed in recent years; as securities age they are more prone to default. Other culprits leading to rising defaults include the emerging market crisis and

                                   EVERGREEN
                                High Income Fund
                          Portfolio Manager Interview

depressed commodity prices. Although rising defaults should have been expected, the increase has hurt bond prices. We believe that problems associated with Y2K will be limited and that defaults will remain confined to marginal deals put together in the aggressive environment of recent years. However, we expect liquidity to remain a prime consideration for investors in the foreseeable future.

In our opinion, high yield bonds offer very attractive relative value and tremendous opportunity for price appreciation over the longer term. "Real" interest rates--the rate earned by the investor in excess of inflation--is high by historical standards. This rate is enhanced further by the yield advantages provided by high yield bonds versus U.S. Treasuries, again high by historical standards. Some high yield bonds offer nearly double the yield of Treasuries with comparable maturities.

We are also optimistic about credit opportunities in high yield bonds, particularly in telecommunications and cable industries. Other areas of emphasis include technology manufacturers and paper producers. These industries are benefiting from improved pricing power as world economies recover from the financial shocks of recent years, and deflationary pressures are eased.

With its emphasis on liquidity and credit opportunity, we believe the Fund is well-positioned for solid returns. We look forward to continued opportunity in high yield bonds, as yield relationships return to more historical standards.

                                    EVERGREEN
                                                     (formerly Mentor Municipal
                              Municipal Income Fund   Income Portfolio)

                   Fund at a Glance as of September 30 , 1999

                              Portfolio Management

                         [PHOTO]             [PHOTO]
                         George              James
                         Kimball           Colby III

                    Tenure: June 1999    Tenure: June 1999


                          CURRENT INVESTMENT STYLE/1/

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Effective October 18, 1999, shareholders of Mentor Municipal Income Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Municipal Income Fund. Returns reflect expense limits previously in effect, without which returns would have been lower. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within one year of their purchase. Class A and Class C shares are also assessed a distribution fee at an annual rate of 0.25% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                          PERFORMANCE AND RETURNS/2/

Portfolio Inception Date: 4/29/1992         Class A       Class B   Class Y
Class Inception Date                        4/29/1992    4/29/1991 1/19/1997
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                     -8.18%      -7.62%        n/a
 -------------------------------------------------------------------------------
1 year w/o sales charge                      -3.60%      -3.93%      -3.36%
 -------------------------------------------------------------------------------
3 years                                       2.67%       3.27%        n/a
 -------------------------------------------------------------------------------
5 years                                       4.75%       5.12%        n/a
 -------------------------------------------------------------------------------
Since Class Inception                         5.32%       5.51%       2.08%
 -------------------------------------------------------------------------------
Maximum Sales Charge                          4.75%       4.00%        n/a
                                          Front End       CDSC
 -------------------------------------------------------------------------------
12-month income dividends per share          $0.69       $0.60       $0.22
 -------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charges unless noted.

                               LONG TERM GROWTH

                                    [GRAPH]

                 Consumer Price           Lehman Brothers
    Date           Index - US           Municipal Bond Index       Class A
                 --------------         --------------------       -------
   4/30/92            10,000                     10,000              9,527
   9/30/92            10,129                     10,561             10,035
   9/30/93            10,401                     11,907             11,607
   9/30/94            10,710                     11,616             11,074
   9/30/95            10,982                     12,916             12,135
   9/30/96            11,312                     13,696             12,917
   9/30/97            11,556                     14,931             14,065
   9/30/98            11,728                     16,232             15,223
   9/30/99            12,007                     16,119             14,675


Comparison of a $10,000 investment in Evergreen Municipal Income Fund Class A/2/ shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                             Municipal Income Fund

                          Portfolio Manager Interview

How did the Fund Perform?

For the twelve-month period ended September 30, 1999, the Fund's Class A shares returned -3.60%, before deduction of any applicable sales charges, trailing the average return produced by the Lipper General Municipal Bond Funds, which was
 3.07% for the same period. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned -0.70% for the same period.

                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)

Total Net Assets                                                  $108,603,285
 -------------------------------------------------------------------------------
Number of Holdings                                                          98
 -------------------------------------------------------------------------------
Average Duration                                                     9.4 Years
 -------------------------------------------------------------------------------
Effective Maturity                                                  15.6 Years
 -------------------------------------------------------------------------------

What was the investment environment like over the past year?

Rising interest rates and dramatically changing market conditions presented a challenging environment for bond investors over the past twelve months. As the Fund's fiscal year opened, global interest rates fell in response to coordinated easing moves by the world's central bankers. At that time, the credit markets were recovering from a turbulent summer of 1998. Russia had effectively defaulted on its debt, sending shock waves throughout the international credit markets. The situation had particularly strong implications for the largest hedge fund in the United States, which announced the need for financial assistance to avoid bankruptcy. A hedge fund is a private investment account that often engages in highly complex, leveraged trading techniques, and is not subject to the same regulations as mutual funds. Investors became increasingly concerned about the far-reaching global effects of unwinding the hedge fund's trades, prompting unusually strong demand for only the safest and most liquid securities--primarily U.S. Treasuries. This "flight-to-quality" drove Treasury yields to extraordinarily low levels, and their prices correspondingly higher. At the same time, investors penalized securities with risk, forcing the yield advantages of other securities versus U.S. Treasuries to levels that were high by historical standards.

                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)

Industrial Development                                                24.1%
 --------------------------------------------------------------------------
Housing - Single Family                                               16.1%
 --------------------------------------------------------------------------
Hospital                                                              12.2%
 --------------------------------------------------------------------------
General Obligation - Local                                             9.4%
 --------------------------------------------------------------------------
Water & Sewer                                                          6.4%
 --------------------------------------------------------------------------

Municipal bond prices rallied as interest rates fell, although a smaller investor audience for tax-exempt securities relative to U.S. Treasuries limited price appreciation. Also, the municipal bond market experienced record new supply in 1998, which also put a lid on rising prices. By December 1998, the combination gave municipal bonds increasing relative value versus U.S. Treasuries, however, with tax-exempt yields rivaling those of their taxable counterparts.

Many investors expected fragile international economies to weaken U.S. economic growth in 1999. However, the U.S. economy continued to show strength, and many foreign economies demonstrated faster and more durable recoveries than investors expected. Market sentiment reversed course. Investors began to watch for signs of excessive growth and inflationary pressures, pushing interest rates higher in anticipation of a more restrictive monetary policy. Many foreign interest rates followed suit, as international investors shared concerns about inflation and also sought to attract global cash flows. In the summer of 1999, investor expectations were realized when the Federal Reserve Board did, in fact, raise interest rates.

                                   EVERGREEN
                             Municipal Income Fund

                          Portfolio Manager Interview

Municipal bonds outperformed U.S. Treasuries as interest rates rose. On an annualized basis year-to-date, municipal bond supply fell by over 20% in 1999, relieving pressure and allowing prices to improve. Further, while municipal bonds were still attractively priced by historical standards, their yield relationship to Treasuries began to return to more normal levels. This enabled prices to rise further.


                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

                                Coupon     Maturity
                                ------     --------
Jefferson Cnty., CO RB           5.00%   11/1/2018   2.5%
 --------------------------------------------------------
Wisconsin Hsg. & EDA RB          5.75%    4/1/2030   2.2%
 --------------------------------------------------------
American Pub. Energy
Agcy. RB                         4.38%    6/1/2010   2.2%
 --------------------------------------------------------
Montana Hsg. Board SFHRB         5.65%   12/1/2020   2.1%
 --------------------------------------------------------
Harrison Cnty., WV Solid
Wst. Disposal RB                 6.75%    8/1/2024   2.0%
 --------------------------------------------------------
Kane Cnty., IL Sch. Dist. GO     5.50%    2/1/2011   1.9%
 --------------------------------------------------------
Alliance, TX Arpt. Auth.,
Inc., Spl. Facs. RB              6.38%    4/1/2021   1.9%
 --------------------------------------------------------
New Orleans, LA GO               5.50%   12/1/2021   1.8%
 --------------------------------------------------------
Idaho Hsg. & Fin. Assn.
SFHRB                            5.70%    7/1/2019   1.8%
 --------------------------------------------------------
Nassau Cnty., NY GO              5.25%    6/1/2015   1.8%
 --------------------------------------------------------

How would you describe the investment strategy for the past year?

The Portfolio's investment strategy emphasized income and interest rate sensitivity through the spring of 1999, by maintaining a long duration and substantial positions in higher-yielding, lower-rated credits. This benefited performance in the last quarter of 1998, when the credit markets stabilized and many lower-rated bonds outperformed higher-rated counterparts. The Portfolio's sensitivity to interest rate changes, as well as positions in higher-yielding but less liquid securities, caused performance to lag by the middle of the fiscal year when interest rates began to rise.

The Portfolio experienced considerable restructuring in the second half of the period. We focused on building liquidity and improving credit quality by selling less liquid, lower-rated bonds. We increased yield by selling bonds that had been purchased at lower yields and replaced these with higher yielding bonds when conditions permitted. We also shortened duration, which enhances price stability when interest rates rise. As of September 30, 1999, the Fund's average quality was "A", its duration was 9.4 years and its effective maturity stood at
15.6 years.

What is your outlook?

Near term, we think the bond market in general could be a little unsettled as investors and issuers prepare for Y2K. While there may be some Y2K challenges with smaller issuers we think, as a whole, municipalities are pretty well set. Longer term, we believe municipal bonds offer very attractive relative value. "Real" interest rates--or the rate earned by investors when inflation is removed--are high by historical standards. Also, in our opinion, the tax-exempt sector as an asset class offers attractive value, with "AAA"-rated bonds providing 87%-90% of the yield of U.S. Treasuries with comparable maturities. The combination bodes well for total return potential over the long term.

                                   EVERGREEN                   (formerly Mentor
                              Quality Income Fund              Quality Income
                   Fund at a Glance as of September 30, 1999   Portfolio)


                              Portfolio Management
 -------------------------------------------------------------------------------


                      [PHOTO]                    [PHOTO]


                 P. Michael Jones           Timothy Anderson
                Tenure: March 1995          Tenure: June 1998


                      [PHOTO]                    [PHOTO]


                    Jan Buskop                Dennis Clary
                Tenure: March 1999          Tenure: May 1998


                                   [PHOTO]


                               Todd Kuimjian
                            Tenure: January 1997


                          CURRENT INVESTMENT STYLE/1/

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1999 Morningstar, Inc.


                          PERFORMANCE AND RETURNS/2/


Portfolio Inception Date: 4/29/1992         Class A    Class B    Class Y
Class Inception Date                       4/29/1992  4/29/1992  11/19/1997
Average Annual Returns*
1 year with sales charge                    -7.51%     -7.00%       n/a
1 year w/o sales charge                     -2.89%     -3.34%      -2.63%
3 years                                      3.77%      4.37%       n/a
5 years                                      5.40%      5.77%       n/a
Since Class Inception                        4.33%      4.51%       3.21%
Maximum Sales Charge                         4.75%      4.00%       n/a
                                          Front End     CDSC
12-month income dividends per share         $0.79      $0.73       $0.24

* Adjusted for maximum applicable sales charges unless noted.


                               LONG TERM GROWTH

                                 [LINE GRAPH]

                                                             Merrill Lynch
                                                                5-7 Year
                         Class A                CPI          Treasury Index
   4/30/92                9,527                10,000            10,000
   9/30/92                9,848                10,129            11,020
   9/30/93               10,341                10,401            12,185
   9/30/94               10,002                10,710            11,691
   9/30/95               11,185                10,982            13,294
   9/30/96               11,649                11,312            13,859
   9/30/97               12,798                11,556            15,110
   9/30/98               14,072                11,728            17,272
   9/30/99               13,596                12,007            16,936


Comparison of a $10,000 investment in the Evergreen Quality Income Fund Class A/2/ shares, versus a similar investment in the Merrill Lynch 5-7 Year Treasury Index (ML5-7YTI) and the Consumer Price Index (CPI).

The ML5-7YTI is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Effective October 18, 1999, shareholders of Mentor Quality Income Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Quality Income Fund. In addition, the Evergreen Fund added a new class of shares designated as Class B shares. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within six years and one year of their purchase, respectively. Class A, Class B and Class C shares are also assessed a distribution fee at an annual rate of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                                    EVERGREEN
                               Quality Income Fund
                          Portfolio Manager Interview

How did the Fund perform?

Evergreen Quality Income Fund Class A shares returned -2.89% for the twelve-month period ended September 30, 1999, unadjusted for sales charges. The Fund's benchmark, the Merrill Lynch 5-7 Year Treasury Index returned -1.94% for the same period. The average return of the Lipper A-Rated Corporate Bond peer group was -2.19% and the 7-year U.S. Treasury notes return was -3.53% in the same period.


                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)

Total Net Assets                                                    $201,197,816
 -------------------------------------------------------------------------------
Number of Holdings                                                           113
 -------------------------------------------------------------------------------
Average Duration                                                       5.3 Years
 -------------------------------------------------------------------------------
Effective Maturity                                                     6.2 Years
 -------------------------------------------------------------------------------


What factors affected performance?

The past twelve months were extremely difficult for bond investors. Stronger-than-expected economic growth drove interest rates 1.00% to 1.50% higher across all maturities, putting 1999 on track to be the second worst year for bonds in the history of the credit markets.

The fiscal year started with interest rates moving lower. The summer of 1998 left world economies and financial markets in a state of upheaval. Russia's effective default on its debt revealed a strong connection between emerging markets and Wall Street firms through extensive use of leveraged trading. The situation pushed the largest hedge fund in the United States to the brink of bankruptcy; and investors became increasingly concerned about the widespread global effects of traders unwinding their positions. Hedge funds are private investment accounts that often engage in highly leveraged, complex trading activity, and are not subject to the same regulations as mutual funds. Corporate bond and mortgage-backed security prices spiraled lower as selling continued into a market with severely reduced liquidity. Investors sought only the highest quality and most liquid securities. Demand for U.S. Treasuries soared, but faded for bonds with even a hint of risk. To restabilize global economies and financial markets, the world's central bankers flooded their economies with liquidity in the fourth quarter of 1999, pushing interest rates to extraordinarily low levels.

As we entered 1999, many investors expected fragile international economies to limit U.S. economic growth. However, thanks to aggressive easing by the Federal Reserve Board and other central banks across the world, the U.S. economy remained robust, and growth in many global economies was faster and more durable than many investors anticipated. Market sentiment shifted from concerns that weak international growth would dampen the U.S. economy to concerns about an overheated economy fostering inflation and prompting the need for a more restrictive monetary policy. By the end of the Fund's fiscal year, the Federal Reserve Board had raised interest rates twice. Many foreign interest rates followed U.S. interest rates higher, as global investors shared concerns about inflation and sought to attract international cash flows.


                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)

U.S. Government & Agency Obligations                                     38.1%
 -------------------------------------------------------------------------------
Collateralized Mortgaged Obligations                                     19.2%
 -------------------------------------------------------------------------------
Asset-Backed Securities                                                  13.9%
 -------------------------------------------------------------------------------
Communication Systems & Services                                          8.2%
 -------------------------------------------------------------------------------
Finance & Insurance                                                       7.4%
 -------------------------------------------------------------------------------

                                   EVERGREEN
                              Quality Income Fund
                          Portfolio Manager Interview

The market's volatility created longer-term opportunity, however, as changing market conditions caused yield relationships between U.S. Treasuries and other sectors to shift. Corporate bonds and mortgage-backed securities began to offer yield advantages versus Treasuries that were extremely high by historical standards. Market psychology also changed. Although global markets recovered somewhat from the turmoil of last fall, many Wall Street firms--hurt by last year's use of extensive leverage--became unusually cautious about adding to their security inventories. This reluctance on the part of dealers to make markets in many types of securities limited the potential price appreciation for bonds, particularly those considered to be less liquid. Liquidity is a measure of how easily a particular security can be bought or sold, and how high the transaction costs associated with such purchases and sales will be. In light of reduced overall liquidity in the market, the liquidity of individual securities became a top priority for investors.


                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

                                  Coupon         Maturity
                                  ------         --------
FNMA                               7.0%          8/1/2029             10.7%
FNMA                               7.5%         12/1/1999              4.5%
FNMA                               7.0%          9/1/2014              4.0%
FHLMC                              6.5%         7/25/2018              3.3%
CS First Boston Mtge.
Sec. Corp.                        7.18%         2/25/2018              3.2%
FHLMC                              6.0%         3/15/2009              3.0%
Norwest Asset Secs. Corp.         6.25%         9/25/2028              2.8%
FNMA                               6.5%          4/1/2014              2.5%
GNMA                               7.0%        12/15/2028              2.5%
General Elec. Capital
Mtge. Svcs., Inc.                 6.27%         4/25/2029              2.2%


How would you describe the investment strategy over the past year?

Our management strategies focused on asset allocation and active management of the Fund's duration. We entered the fiscal year with a heavy weighting in U.S. Treasuries, a minimal position in investment grade corporate bonds and no high yield bond holdings. The Fund also had a long duration. The Fund's asset allocation and long duration enhanced total return when demand was unusually strong for U.S. Treasuries and interest rates fell. We reduced holdings in U.S. Treasuries toward the end of 1998, reinvesting assets in mortgage-backed securities and investment grade corporate bonds. At that time, market conditions had stabilized and yield advantages were at attractive levels. The new asset allocation benefited performance when mortgage-backed securities and corporate bonds outperformed U.S. Treasuries as yield relationships returned to more normal historical standards. We then shortened the Fund's duration in May, maintaining a defensive stance through the end of the fiscal period. A shorter duration enhanced price stability as interest rates rose.

What is your outlook?

At current levels, we think bonds have very attractive relative value and offer the potential for solid returns longer term. "Real" interest rates--the rate earned by the investor in excess of inflation--is high by historical standards. The value is enhanced further by current yield advantages provided by mortgage-backed securities and corporate bonds.

Heavy new supply has weighed on the market, as issuers come to market prior to Y2K. Further, we think the Federal Reserve Board may need to raise short-term interest rates, to continue draining some of the liquidity it provided last year. We would not be surprised to see short-term rates reach the 6% area. Much of the economy's strength has come from consumer spending, which has been fueled by the "wealth effect" of rising stock prices. In our opinion, stock prices would respond negatively to such an increase in short-term interest rates, dampening the "wealth effect" and curbing consumer spending. We think rates in this range also would slow the housing market by reducing real estate activity. A slower economy with continued low inflation should improve market sentiment and combined with the market's attractive relative value give a substantial lift to bond prices.

                                   EVERGREEN                   (formerly Mentor
                           Short-Duration Income Fund          Short-Duration
                   Fund at a Glance as of September 30, 1999   Income Portfolio)


                                    Portfolio
                                   Management
 -------------------------------------------------------------------------------


                      [PHOTO]                    [PHOTO]


                   P. Michael Jones         Timothy Anderson
                  Tenure: April 1994        Tenure: June 1998


                      [PHOTO]                    [PHOTO]


                      Jan Buskop              Dennis Clary
                  Tenure: March 1999        Tenure: May 1998


                                     [PHOTO]


                                  Todd Kuimjian
                              Tenure: January 1997


                          CURRENT INVESTMENT STYLE/1/

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1999 Morningstar, Inc.


                          PERFORMANCE AND RETURNS/2/


Portfolio Inception Date: 4/29/1994         Class A    Class B    Class Y
Class Inception Date                       6/16/1995  4/29/1994  11/19/1997
Average Annual Returns*
1 year with sales charge                     0.37%      -2.84%        n/a
1 year w/o sales charge                      1.38%       0.99%        1.63%
3 years                                      4.84%       4.24%        n/a
5 years                                      n/a         5.50%        n/a
Since Class Inception                        4.86%       5.22%        4.41%
Maximum Sales Charge                         1.00%       4.00%        n/a
                                          Front End     CDSC
12-month income dividends per share         $0.71       $0.66        $0.20

* Adjusted for maximum applicable sales charges unless noted.


                               LONG TERM GROWTH

                                 [LINE GRAPH]

                                                                 Merrill Lynch
                                                               1-3 Year Treasury
                         Class B                   CPI               Index
  4/30/94                 10,000                  10,000             10,000
  9/30/94                 10,084                  10,136             10,143
  9/30/95                 11,022                  10,394             10,982
  9/30/96                 11,519                  10,706             11,599
  9/30/97                 12,321                  10,936             12,398
  9/30/98                 13,145                  11,099             13,387
  9/30/99                 13,217                  11,364             13,819


Comparison of a $10,000 investment in the Evergreen Short-Duration Income
Fund, Class B/2/ shares, versus a similar investment in the Merrill Lynch 1-3 Yr Treasury Index (ML1-3YTI) and the Consumer Price Index (CPI).

The ML1-3YTI is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The advisor is waiving a portion of its advisory fee and waiving the Fund's administration fee. Had the fees not been waived, returns would have been lower. Effective October 25, 1999, shareholders of Mentor Short-Duration Income Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Short-Duration Income Fund. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 3.25% and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within one year of their purchase, respectively. Class A and Class C shares are also assessed a distribution fee at an annual rate of 0.25% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                                   EVERGREEN
                           Short-Duration Income Fund
                          Portfolio Manager Interview

How did the Fund perform?

Evergreen Short-Duration Income Fund Class B shares produced returns of 0.99% for the twelve-month period ended September 30, 1999, unadjusted for any applicable sales charges. In comparison, the average return of the Lipper Short-Intermediate Investment Grade peer group stood at 1.15% for the same period while the fund's benchmark, the Merrill Lynch 1-3 Year Treasury Index, returned 3.22% for the same period.


                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)

Total Net Assets                                                   $160,961,147
Number of Holdings                                                           90
Average Duration                                                      2.6 Years
Effective Maturity                                                    3.7 Years


After declining in the early part of the period, interest rates closed the fiscal year 1.00% to 1.50% higher than they were a year ago. Rising interest rates and changing yield relationships have created difficult conditions for bond investors and put 1999, year-to-date, on track to be the second worst year in the history of the credit markets.

As we entered the final quarter of 1998, investors were recovering from a near collapse of the global financial markets. Russia's effective default of its debt and extensive use of leveraged trading by many U.S. institutions put bond prices into a downward spiral. With liquidity severely restricted, the largest U.S. hedge fund announced the need for financial assistance to remain solvent. A hedge fund is a private investment account that often engages in highly complex, leveraged trading techniques. Hedge funds are not subject to the same regulations as mutual funds. Investors became increasingly concerned about the global effects of unwinding these trades, and in seeking the safety and liquidity of U.S. Treasuries, sparked a classic "flight-to-quality" which drove Treasury yields to the lowest levels of the decade. To restore stability to world economies and financial markets, the Federal Reserve Board and other central bankers embarked on a coordinated round of interest rate cuts. Many investors entered 1999 expecting weak international recoveries to slow U.S. economic growth.

The U.S. economy remained strong, however; and international economies tended to improve with faster and more sustainable growth than many investors anticipated. Investors' focus turned to potentially excessive growth with rising inflation prompting the need for a more restrictive monetary policy. Domestic interest rates rose, pulling many foreign interest rates higher, as international investors shared concerns about inflation and sought to attract global cash flows. By mid-1999, the Federal Reserve Board and other central bankers began to drain the liquidity they had provided earlier, raising interest rates as a preemptive strike against inflation.

Market conditions reflected this challenging and shifting environment. Demand for U.S. Treasuries was extraordinary during 1998's "flight-to-quality". While investors emphasized quality and liquidity, however, they penalized risk by demanding higher yield advantages relative to Treasuries. Yield advantages for corporate bonds and mortgage-backed securities rose, with "spreads" increasing as investors incurred greater risk. These sectors began to offer extremely attractive relative value, however; and when the markets stabilized and later showed improvement, yield relationships began to return to more historical levels. As this occurred, lower-rated bonds outperformed their higher-rated counterparts. Lower-rated bonds gave back some of their gains in the summer of 1999, however, as a rising default rate and heavy supply in anticipation of Y2K caused yield advantages to once again begin to increase.

                                   EVERGREEN
                           Short-Duration Income Fund
                          Portfolio Manager Interview

Liquidity remained a prime consideration for investors. Liquidity is a measure of how easily a particular security can be bought and sold, and how high the transaction costs associated with such purchases will be. Many trading desks had sharply curtailed capital in the aftermath of last year's leverage fiasco, and were considerably less aggressive in adding to their security inventories. This cautiousness on the part of dealers to make markets in many types of securities--particularly in advance of Y2K--limited the potential price appreciation for bonds, particularly those considered to be less liquid. In light of overall reduced liquidity in the market, the liquidity of individual securities became a top priority for investors.


                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)

U.S. Government Agency Obligations                                       40.5%
Collateralized Mortgage Obligations                                      20.0%
Asset-Backed Securities                                                  19.5%
Finance & Insurance                                                       6.3%
Retailing & Wholesale                                                     3.2%


How would you describe the investment strategy over the past year?

The Fund's investment strategy was two-fold. We emphasized total return and income by actively managing the Fund's duration, and by taking advantage of the changing yield relationships provided by mortgage-backed and asset-backed securities, investment grade corporate bonds and high yield bonds. The Fund had a long duration when interest rates fell, increasing portfolio sensitivity to interest rate changes and improving total return. We then shortened the Fund's duration in May, maintaining a defensive stance through the end of the fiscal period. A shorter duration enhanced price stability as interest rates rose.

We also took advantage of shifting yield relationships caused by the market's changing conditions, which made a positive contribution to total return. We reduced holdings in Treasuries toward the end of 1998, tilting the Fund's positions toward mortgage-backed securities, investment grade corporate bonds and high yield securities. At that time, market conditions had stabilized and yield advantages were at attractive levels. The new asset allocation benefited performance when these sectors outperformed U.S. Treasuries when yield relationships returned to more normal historical standards. We found particularly good relative value in "BB"-rated bonds. The yield advantage increased dramatically for "BB"-rated bonds versus bonds rated "BBB" because many investors are restricted to buying investment grade credits, reducing the investment audience for "BB"-rated securities. The Fund's high yield holdings are thoroughly analyzed and constantly monitored by our staff of investment professionals.


                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

                                Coupon             Maturity
                                ------             --------
FNMA                              6.0%             4/1/2014           5.8%
FHLMC                             6.0%             6/1/2006           5.7%
Citicorp Mtge. Secs. Inc.        6.52%           11/25/2022           4.0%
U.S. Treasury                    5.25%            5/15/2004           3.5%
Notes
FNMA                              6.0%             3/1/2014           2.9%
GNMA                             6.38%            4/20/2022           2.8%
FNMA                              7.0%             8/1/2029           2.7%
Perpetual Savings Bank
Collat. Strip Interest           6.97%             3/1/2020           2.7%
Glendale Federal
Savings Bank                     6.49%           10/25/2009           2.7%
FHLMC                            6.23%             5/1/2014           2.5%

                                   EVERGREEN
                           Short-Duration Income Fund
                          Portfolio Manager Interview

What is your outlook?

At current levels, we think bonds have very attractive relative value and offer the potential for solid returns longer term. "Real" interest rates--the rate earned by the investor in excess of inflation--is high by historical standards. The value is enhanced further by current yield advantages provided by mortgage-backed securities and corporate bonds.

Near term, however, we believe that interest rates could rise. Heavy new supply has weighed on bond prices, as issuers come to market prior to Y2K. Further, we think the Federal Reserve Board still could need to raise short-term interest rates by draining some of the liquidity it provided last year. We would not be surprised to see short-term rates reach the 6% area. In our opinion, such a move would have a negative effect on stock prices and slow economic growth. Much of the economy's strength has come from consumer spending, which has been fueled by the "wealth effect" of rising stock prices. Historically, consumer spending accounts for two-thirds of the economy's growth. In our opinion, a correction in stock prices would dampen the "wealth effect" and curb consumer spending. We think rates in this range also would slow the housing market by reducing mortgage activity. A slower economy with continued low inflation should improve market sentiment and, combined with the market's attractive relative value, give a substantial lift to bond prices.

                                   EVERGREEN
                             Capital Balanced Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                Year Ended September 30,
                                                -----------------------------
                                                    1999         1998 (a)
CLASS A
Net asset value, beginning of period            $       13.69   $     13.69
                                                -------------   -----------
Income from investment operations
Net investment income                                    0.29             0
Net realized and unrealized gains or losses on
 securities and futures contracts                        1.44             0
                                                -------------   -----------
Total from investment operations                         1.73             0
                                                -------------   -----------
Distributions to shareholders from
Net investment income                                   (0.22)            0
Net realized gains                                      (0.05)            0
                                                -------------   -----------
Total distributions to shareholders                     (0.27)            0
                                                -------------   -----------
Net asset value, end of period                  $       15.15   $     13.69
                                                -------------   -----------
Total return*                                           12.67%         0.00%
Ratios and supplemental data
Net assets, end of period (thousands)           $     138,686   $     3,534
Ratios to average net assets
 Expenses**                                              1.50%         1.35%+
 Net investment income                                   1.83%         1.52%+
Portfolio turnover rate                                   140%           89%

                                 Year Ended September 30,
                         -------------------------------------------      Period Ended
                           1999    1998 (c)  1997    1996   1995 (d)  December 31, 1994 (e)
CLASS B (b)
Net asset value,
 beginning of period     $  13.69   $17.61  $16.28  $14.85   $12.44          $12.50
                         --------   ------  ------  ------   ------          ------
Income from investment
 operations
Net investment income        0.17     0.45    0.43    0.42     0.36            0.22
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts       1.45     1.43    3.35    2.09     2.08           (0.09)
                         --------   ------  ------  ------   ------          ------
Total from investment
 operations                  1.62     1.88    3.78    2.51     2.44            0.13
                         --------   ------  ------  ------   ------          ------
Distributions to
 shareholders from
Net investment income       (0.14)   (0.71)  (0.43)  (0.48)   (0.03)          (0.19)
Net realized gains          (0.05)   (5.09)  (2.02)  (0.60)       0               0
                         --------   ------  ------  ------   ------          ------
Total distributions to
 shareholders               (0.19)   (5.80)  (2.45)  (1.08)   (0.03)          (0.19)
                         --------   ------  ------  ------   ------          ------
Net asset value, end of
 period                  $  15.12   $13.69  $17.61  $16.28   $14.85          $12.44
                         --------   ------  ------  ------   ------          ------
Total return*               11.87%   11.86%  26.09%  18.00%   19.28%           1.00%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $218,816   $5,645  $4,102  $3,825   $3,210          $2,911
Ratios to average net
 assets
 Expenses**                  2.23%    0.52%   0.50%   0.50%    0.50%+          0.50%+
 Net investment income       1.05%    2.63%   2.78%   2.83%    3.26%+          3.32%+
Portfolio turnover rate       140%      89%     80%    103%      65%             71%

(a) For the period from September 16, 1998 (commencement of class operations) to September 30, 1998.
(b) Effective October 18, 1999, shareholders of Mentor Balanced Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of Evergreeen Capital Balanced Fund. Additionally, the accounting and perfor-mance history of Class B shares of Mentor Balanced Portfolio was redesignated as that of Class C shares of Evergreen Capital Balanced Fund.
(c) Prior to September 16, 1998, all shareholders of the Balanced Fund were Class B shareholders. On September 16, 1998 shares of Class B were con-verted to Class Y shares.
(d) For the period from January 1, 1995 to September 30, 1995.
(e) For the period from June 21, 1994 (commencement of operations) to December 31,1994.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Capital Balanced Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                Year Ended September 30,
                                                ------------------------------
                                                  1999         1998 (a) (b)
CLASS Y
Net asset value, beginning of period            $      13.69     $      13.69
                                                ------------     ------------
Income from investment operations
Net investment income                                   0.19             0.01
Net realized and unrealized gains or losses on
 securities and futures contracts                       1.57            (0.01)
                                                ------------     ------------
Total from investment operations                        1.76                0
                                                ------------     ------------
Distributions to shareholders from
Net investment income                                  (0.28)               0
Net realized gains                                     (0.05)               0
                                                ------------     ------------
Total distributions to shareholders                    (0.33)               0
                                                ------------     ------------
Net asset value, end of period                  $      15.12     $      13.69
                                                ------------     ------------
Total return                                           12.91%            0.00%
Ratios and supplemental data
Net assets, end of period (thousands)           $         26     $      3,642
Ratios to average net assets
 Expenses*                                              1.14%            1.10%+
 Net investment income                                  1.59%            2.31%+
Portfolio turnover rate                                  140%              89%

(a) For the period from September 16, 1998 (commencement of class operations) to September 30, 1998.
(b) Prior to September 16, 1998, all shareholders of the Balanced Fund were Class B shareholders. On September 16, 1998 shares of Class B were con-verted to Class Y shares.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Capital Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                        Year Ended September 30,
                                ----------------------------------------------
                                  1999       1998     1997     1996     1995
CLASS A
Net asset value, beginning of
 period                         $  22.71   $  22.42  $ 19.36  $ 16.02  $ 14.88
                                --------   --------  -------  -------  -------
Income from investment
 operations
Net investment income (loss)       (0.05)     (0.10)   (0.02)    0.11     0.02
Net realized and unrealized
 gains or losses on securities
 and futures contracts              4.27       2.34     5.87     3.73     2.91
                                --------   --------  -------  -------  -------
Total from investment
 operations                         4.22       2.24     5.85     3.84     2.93
                                --------   --------  -------  -------  -------
Distributions to shareholders
 from
Net investment income                  0      (0.01)       0        0        0
Net realized gains                 (2.55)     (1.94)   (2.79)   (0.50)   (1.79)
                                --------   --------  -------  -------  -------
Total distributions to
 shareholders                      (2.55)     (1.95)   (2.79)   (0.50)   (1.79)
                                --------   --------  -------  -------  -------
Net asset value, end of period  $  24.38   $  22.71  $ 22.42  $ 19.36  $ 16.02
                                --------   --------  -------  -------  -------
Total return*                      20.21%     10.72%   34.78%   24.63%   20.18%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $285,690   $145,117  $65,703  $31,889  $29,852
Ratios to average net assets
 Expenses**                         1.39%      1.34%    1.41%    1.43%    1.87%
 Net investment income             (0.21%)     0.06%    0.53%    0.51%    0.27%
Portfolio turnover rate               82%       104%      64%      98%     157%

                                  Year Ended September 30,
                         --------------------------------------------------
                           1999       1998       1997      1996      1995
CLASS B (a)
Net asset value,
 beginning of period     $  21.72   $  21.68   $  18.92   $ 15.79   $ 14.80
                         --------   --------   --------   -------   -------
Income from investment
 operations
Net investment income
 (loss)                     (0.22)     (0.08)         0     (0.04)     0.25
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts       4.02       2.07       5.55      3.67      2.53
                         --------   --------   --------   -------   -------
Total from investment
 operations                  3.80       1.99       5.55      3.63      2.78
                         --------   --------   --------   -------   -------
Distributions to
 shareholders from
Net investment income           0      (0.01)         0         0         0
Net realized gains          (2.55)     (1.94)     (2.79)    (0.50)    (1.79)
                         --------   --------   --------   -------   -------
Total distributions to
 shareholders               (2.55)     (1.95)     (2.79)    (0.50)    (1.79)
                         --------   --------   --------   -------   -------
Net asset value, end of
 period                  $  22.97   $  21.72   $  21.68   $ 18.92   $ 15.79
                         --------   --------   --------   -------   -------
Total return*               19.08%      9.86%     33.88%    23.64%    19.26%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $253,281   $196,751   $113,587   $68,213   $57,648
Ratios to average net
 assets
 Expenses**                  2.14%      2.09%      2.16%     2.18%     2.56%
 Net investment income      (0.96%)    (0.70%)    (0.22%)   (0.24%)   (0.41%)
Portfolio turnover rate        82%       104%        64%       98%      157%

(a) Effective October 25, 1999, shareholders of Mentor Capital Growth Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of Evergreen Capital Growth Fund. Additionally, the accounting and perfor-mance history of Class B shares of Mentor Capital Growth Portfolio was redesignated as that of Class C shares of Evergreen Capital Growth Fund.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Capital Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                Year Ended September 30,
                                                ----------------------------
                                                   1999         1998 (a)
CLASS Y
Net asset value, beginning of period            $      22.74   $      20.81
                                                ------------   ------------
Income from investment operations
Net investment income                                      0           0.02
Net realized and unrealized gains or losses on
 securities and futures contracts                       4.31           2.16
                                                ------------   ------------
Total from investment operations                        4.31           2.18
                                                ------------   ------------
Distributions to shareholders from
Net realized gains                                     (2.55)         (0.25)
                                                ------------   ------------
Total distributions to shareholders                    (2.55)         (0.25)
                                                ------------   ------------
Net asset value, end of period                  $      24.50   $      22.74
                                                ------------   ------------
Total return                                           20.57%         10.56%
Ratios and supplemental data
Net assets, end of period (thousands)           $          1   $          1
Ratios to average net assets
 Expenses*                                              1.14%          1.09%+
 Net investment income                                  0.08%          0.38%+
Portfolio turnover rate                                   82%           104%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Capital Income and Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Year Ended September 30,
                                  --------------------------------------------
                                    1999     1998     1997     1996     1995
CLASS A
Net asset value, beginning of
 period                           $  19.54  $ 20.60  $ 19.16  $ 17.13  $ 15.27
                                  --------  -------  -------  -------  -------
Income from investment
 operations
Net investment income                 0.51     0.51     0.44     0.37     0.40
Net realized and unrealized
 gains or losses on securities
 and futures contracts                0.98     0.60     3.39     2.75     2.14
                                  --------  -------  -------  -------  -------
Total from investment operations      1.49     1.11     3.83     3.12     2.54
                                  --------  -------  -------  -------  -------
Distributions to shareholders
 from
Net investment income                (0.51)   (0.51)   (0.47)   (0.35)   (0.43)
Net realized gains                   (0.98)   (1.66)   (1.92)   (0.74)   (0.25)
                                  --------  -------  -------  -------  -------
Total distributions to
 shareholders                        (1.49)   (2.17)   (2.39)   (1.09)   (0.68)
                                  --------  -------  -------  -------  -------
Net asset value, end of period    $  19.54  $ 19.54  $ 20.60  $ 19.16  $ 17.13
                                  --------  -------  -------  -------  -------
Total return*                         7.85%    5.81%   22.11%   19.13%   17.24%
Ratios and supplemental data
Net assets, end of period
 (thousands)                      $108,815  $98,794  $63,509  $24,210  $19,888
Ratios to average net assets
 Expenses**                           1.37%    1.32%    1.35%    1.36%    1.69%
 Net investment income                2.59%    2.70%    2.63%    2.08%    2.53%
Portfolio turnover rate                126%      40%      75%      72%      62%

                                         Year Ended September 30,
                                ----------------------------------------------
                                  1999      1998      1997     1996     1995
CLASS B (a)
Net asset value, beginning of
 period                         $  19.53  $  20.59  $  19.18  $ 17.14  $ 15.28
                                --------  --------  --------  -------  -------
Income from investment
 operations
Net investment income               0.37      0.37      0.34     0.23     0.28
Net realized and unrealized
 gains or losses on securities
 and futures contracts              0.98      0.59      3.35     2.76     2.14
                                --------  --------  --------  -------  -------
Total from investment
 operations                         1.35      0.96      3.69     2.99     2.42
                                --------  --------  --------  -------  -------
Distributions to shareholders
 from
Net investment income              (0.38)    (0.36)    (0.36)   (0.21)   (0.31)
Net realized gains                 (0.98)    (1.66)    (1.92)   (0.74)   (0.25)
                                --------  --------  --------  -------  -------
Total distributions to
 shareholders                      (1.36)    (2.02)    (2.28)   (0.95)   (0.56)
                                --------  --------  --------  -------  -------
Net asset value, end of period  $  19.52  $  19.53  $  20.59  $ 19.18  $ 17.14
                                --------  --------  --------  -------  -------
Total return*                       7.06%     5.01%    21.24%   18.26%   16.32%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $136,593  $143,846  $107,816  $66,548  $46,678
Ratios to average net assets
 Expenses**                         2.11%     2.07%     2.10%    2.13%    2.43%
 Net investment income              1.83%     1.95%     1.87%    1.32%    1.78%
Portfolio turnover rate              126%       40%       75%      72%      62%

(a) Effective October 25, 1999, shareholders of Mentor Income and Growth Port-folio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respec-tively, of Evergreen Capital Income and Growth Fund. Additionally, the ac-counting and performance history of Class B shares of Mentor Income and Growth Portfolio was redesignated as that of Class C shares of Evergreen Capital Income and Growth Fund.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Capital Income and Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Year Ended September 30,
                                                ----------------------------
                                                    1999         1998 (a)
CLASS Y
Net asset value, beginning of period            $      19.54   $      18.75
                                                ------------   ------------
Income from investment operations
Net investment income                                   0.59           0.54
Net realized and unrealized gains or losses on
 securities and futures contracts                       0.97           0.82
                                                ------------   ------------
Total from investment operations                        1.56           1.36
                                                ------------   ------------
Distributions to shareholders from
Net investment income                                  (0.17)         (0.54)
Net realized gains                                     (0.98)         (0.03)
                                                ------------   ------------
Total distributions to shareholders                    (1.15)         (0.57)
                                                ------------   ------------
Net asset value, end of period                  $      19.95   $      19.54
                                                ------------   ------------
Total return                                            8.21%          7.29%
Ratios and supplemental data
Net assets, end of period (thousands)           $          1   $          1
Ratios to average net assets
 Expenses*                                              1.02%          1.07%+
 Net investment income                                  2.93%          3.15%+
Portfolio turnover rate                                  126%            40%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                       Year Ended September 30,
                         -------------------------------------------------
                          1999      1998       1997      1996     1995 (a)
CLASS A
Net asset value,
 beginning of period     $ 14.60   $ 19.94   $  18.47   $ 16.08   $ 13.37
                         -------   -------   --------   -------   -------
Income from investment
 operations
Net investment income
 (loss)                    (0.12)    (0.12)     (0.17)    (0.10)    (0.01)
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts      2.07     (4.03)      4.19      4.23      2.72
                         -------   -------   --------   -------   -------
Total from investment
 operations                 1.95     (4.15)      4.02      4.13      2.71
                         -------   -------   --------   -------   -------
Distributions to
 shareholders from
Net realized gains         (0.56)    (1.19)     (2.55)    (1.74)        0
                         -------   -------   --------   -------   -------
Total distributions to
 shareholders              (0.56)    (1.19)     (2.55)    (1.74)        0
                         -------   -------   --------   -------   -------
Net asset value, end of
 period                  $ 15.99   $ 14.60   $  19.94   $ 18.47   $ 16.08
                         -------   -------   --------   -------   -------
Total return*              13.90%   (22.08%)    25.81%    29.15%    20.27%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $92,229   $77,720   $105,033   $40,272   $20,368
Ratios to average net
 assets
 Expenses**                 1.30%     1.26%      1.28%     1.28%     1.36%+
 Net investment income     (0.71%)   (0.56%)    (0.67%)   (0.39%)   (0.65%)+
Portfolio turnover rate      108%       88%        77%      105%       70%

                                       Year Ended September 30,
                         ----------------------------------------------------       Year Ended
                           1999       1998       1997       1996     1995 (c)    December 31, 1994
CLASS B (b)
Net asset value,
 beginning of period     $  14.18   $  19.53   $  18.29   $  16.05   $  12.15        $  13.78
                         --------   --------   --------   --------   --------        --------
Income from investment
 operations
Net investment income
 (loss)                     (0.25)     (0.23)     (0.22)     (0.17)     (0.13)          (0.15)
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts       2.02      (3.93)      4.01       4.15       4.03           (0.47)
                         --------   --------   --------   --------   --------        --------
Total from investment
 operations                  1.77      (4.16)      3.79       3.98       3.90           (0.62)
                         --------   --------   --------   --------   --------        --------
Distributions to
 shareholders from
Net realized gains          (0.56)     (1.19)     (2.55)     (1.74)         0           (1.01)
                         --------   --------   --------   --------   --------        --------
Total distributions to
 shareholders               (0.56)     (1.19)     (2.55)     (1.74)         0           (1.01)
                         --------   --------   --------   --------   --------        --------
Net asset value, end of
 period                  $  15.39   $  14.18   $  19.53   $  18.29   $  16.05        $  12.15
                         --------   --------   --------   --------   --------        --------
Total return*               13.01%    (22.62%)    24.66%     28.18%     32.10%          (4.48%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $334,484   $383,188   $506,230   $371,578   $246,326        $190,126
Ratios to average net
 assets
 Expenses**                  2.05%      2.01%      2.03%      2.03%      2.08%+          2.01%
 Net investment income      (1.45%)    (1.30%)    (1.42%)    (1.13%)    (1.20%)+        (1.20%)
Portfolio turnover rate       108%        88%        77%       105%        70%             77%

(a) For the period from June 5, 1995 (commencement of class operations) to Sep-tember 30, 1995.
(b) Effective October 18, 1999, shareholders of Mentor Growth Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of Evergreen Growth Fund. Additionally, the accounting and performance history of Class B shares of Mentor Growth Portfolio was redesignated as that of Class C shares of Evergreen Growth Fund.
(c) For the nine months ended September 30, 1995. The Fund changed its fiscal year end from December 30 to September 30, effective September 30, 1995.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Year Ended September 30,
                                                -----------------------------
                                                    1999          1998 (a)
CLASS Y
Net asset value, beginning of period            $      14.63   $      18.12
                                                ------------   ------------
Income from investment operations
Net investment income (loss)                           (0.07)         (0.02)
Net realized and unrealized gains or losses on
 securities and futures contracts                       2.05          (3.28)
                                                ------------   ------------
Total from investment operations                        1.98          (3.30)
                                                ------------   ------------
Distributions to shareholders from
Net realized gains                                     (0.56)         (0.19)
                                                ------------   ------------
Total distributions to shareholders                    (0.56)         (0.19)
                                                ------------   ------------
Net asset value, end of period                  $      16.05   $      14.63
                                                ------------   ------------
Total return                                           14.08%         18.36%
Ratios and supplemental data
Net assets, end of period (thousands)           $     35,427   $     25,353
Ratios to average net assets
 Expenses*                                              1.05%          1.01%+
 Net investment income                                 (0.47%)        (0.04%)+
Portfolio turnover rate                                  108%            88%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                High Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                 Year Ended September 30,
                                                ---------------------------
                                                    1999        1998 (a)
CLASS A
Net asset value, beginning of period            $      10.92  $     12.00
                                                ------------  -----------
Income from investment operations
Net investment income                                   1.04         0.24
Net realized and unrealized gains or losses on
 securities and futures contracts                      (0.58)       (1.04)
                                                ------------  -----------
Total from investment operations                        0.46        (0.80)
                                                ------------  -----------
Distributions to shareholders from
Net investment income                                  (1.09)       (0.28)
                                                ------------  -----------
Total distributions to shareholders                    (1.09)       (0.28)
                                                ------------  -----------
Net asset value, end of period                  $      10.29  $     10.92
                                                ------------  -----------
Total return*                                           4.07%       (6.75)%
Ratios and supplemental data
Net assets, end of period (thousands)           $    146,179  $    50,887
Ratios to average net assets
 Expenses**                                             1.11%        0.60%+
 Net investment income                                  9.00%        7.36%+
Portfolio turnover rate                                   79%          27%

                                                Year Ended September 30,
                                                ---------------------------
                                                    1999        1998 (a)
CLASS B (b)
Net asset value, beginning of period            $      10.91  $     12.00
                                                ------------  -----------
Income from investment operations
Net investment income                                   0.97         0.22
Net realized and unrealized gains or losses on
 securities and futures contracts                      (0.57)       (1.05)
                                                ------------  -----------
Total from investment operations                        0.40        (0.83)
                                                ------------  -----------
Distributions to shareholders from
Net investment income                                  (1.02)       (0.26)
                                                ------------  -----------
Total distributions to shareholders                    (1.02)       (0.26)
                                                ------------  -----------
Net asset value, end of period                  $      10.29  $     10.91
                                                ------------  -----------
Total return*                                           3.64%       (6.95)%
Ratios and supplemental data
Net assets, end of period (thousands)           $    107,565  $    62,869
Ratios to average net assets
 Expenses**                                             1.58%        1.10%+
 Net investment income                                  8.53%        6.87%+
Portfolio turnover rate                                   79%          27%

(a) For the period from June 23, 1998 (commencement of operations) to September 30, 1998.
(b) Effective October 18, 1999, shareholders of Mentor High Income Portfolio Class A and Class B shares became owners of that number of full and frac-tional shares of Class A and Class C shares, respectively, of Evergreen High Income Fund. Additionally, the accounting and performance history of Class B shares of Mentor High Income Portfolio was redesignated as that of Class C shares of Evergreen High Income Fund.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Muncipal Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Year Ended September 30,
                                  --------------------------------------------
                                   1999      1998     1997     1996     1995
CLASS A
Net asset value, beginning of
 period                           $ 15.99   $ 15.50  $ 15.04  $ 14.92  $ 14.42
                                  -------   -------  -------  -------  -------
Income from investment
 operations
Net investment income                0.69      0.66     0.81     0.82     0.81
Net realized and unrealized
 gains or losses on securities
 and futures contracts              (1.24)     0.59     0.49     0.12     0.51
                                  -------   -------  -------  -------  -------
Total from investment operations    (0.55)     1.25     1.30     0.94     1.32
                                  -------   -------  -------  -------  -------
Distributions to shareholders
 from
Net investment income               (0.69)    (0.76)   (0.81)   (0.82)   (0.82)
Net realized gains                      0         0    (0.03)       0        0
                                  -------   -------  -------  -------  -------
Total distributions to
 shareholders                       (0.69)    (0.76)   (0.84)   (0.82)   (0.82)
                                  -------   -------  -------  -------  -------
Net asset value, end of period    $ 14.75   $ 15.99  $ 15.50  $ 15.04  $ 14.92
                                  -------   -------  -------  -------  -------
Total return*                       (3.60%)    8.24%    8.89%    6.46%    9.46%
Ratios and supplemental data
Net assets, end of period
 (thousands)                      $57,456   $51,757  $29,394  $17,558  $20,460
Ratios to average net assets
 Expenses**                          1.16%     1.17%    1.22%    1.24%    1.43%
 Net investment income               4.38%     4.63%    5.09%    5.47%    5.56%
Portfolio turnover rate               146%       62%      59%      46%      43%

                                            Year Ended September 30,
                                  --------------------------------------------
                                   1999      1998     1997     1996     1995
CLASS B (a)
Net asset value, beginning of
 period                           $ 15.94   $ 15.49  $ 15.05  $ 14.95  $ 14.43
                                  -------   -------  -------  -------  -------
Income from investment
 operations
Net investment income                0.60      1.30     0.71     0.75     0.74
Net realized and unrealized
 gains or losses on securities
 and futures contracts              (1.21)    (0.14)    0.52     0.11     0.52
                                  -------   -------  -------  -------  -------
Total from investment operations    (0.61)     1.16     1.23     0.86     1.26
                                  -------   -------  -------  -------  -------
Distributions to shareholders
 from
Net investment income               (0.60)    (0.71)   (0.71)   (0.76)   (0.74)
Net realized gains                      0         0    (0.08)       0        0
                                  -------   -------  -------  -------  -------
Total distributions to
 shareholders                       (0.60)    (0.71)   (0.79)   (0.76)   (0.74)
                                  -------   -------  -------  -------  -------
Net asset value, end of period    $ 14.73   $ 15.94  $ 15.49  $ 15.05  $ 14.95
                                  -------   -------  -------  -------  -------
Total return*                       (3.93%)    7.70%    8.33%    5.87%    9.01%
Ratios and supplemental data
Net assets, end of period
 (thousands)                      $51,146   $59,351  $44,272  $37,191  $39,493
Ratios to average net assets
 Expenses**                          1.66%     1.67%    1.72%    1.74%    1.92%
 Net investment income               3.89%     4.13%    4.60%    4.95%    5.07%
Portfolio turnover rate               146%       62%      59%      46%      43%

(a) Effective October 18, 1999, shareholders of Mentor Municipal Income Portfo-lio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respec-tively, of Evergreen Municipal Income Fund. Additionally, the accounting and performance history of Class B shares of Mentor Municipal Income Port-folio was redesignated as that of Class C shares of Evergreen Municipal In-come Fund.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Muncipal Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Year Ended September 30,
                                                -----------------------------
                                                   1999          1998 (a)
CLASS Y
Net asset value, beginning of period            $      16.00    $      15.51
                                                ------------    ------------
Income from investment operations
Net investment income                                   0.83            1.39
Net realized and unrealized gains or losses on
 securities and futures contracts                      (1.37)          (0.23)
                                                ------------    ------------
Total from investment operations                       (0.54)           1.16
                                                ------------    ------------
Distributions to shareholders from
Net investment income                                  (0.22)          (0.67)
                                                ------------    ------------
Total distributions to shareholders                    (0.22)          (0.67)
                                                ------------    ------------
Net asset value, end of period                  $      15.24    $      16.00
                                                ------------    ------------
Total return                                           (3.36%)          7.51%
Ratios and supplemental data
Net assets, end of period (thousands)           $          1    $          1
Ratios to average net assets
 Expenses*                                              0.89%           0.92%+
 Net investment income                                  4.78%           5.66%+
Portfolio turnover rate                                  146%             62%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Quality Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Year Ended September 30,
                                  --------------------------------------------
                                    1999     1998     1997     1996     1995
CLASS A
Net asset value, beginning of
 period                           $  13.61  $ 13.18  $ 12.91  $ 13.29  $ 12.75
                                  --------  -------  -------  -------  -------
Income from investment
 operations
Net investment income                 0.79     0.79     0.97     0.89     0.84
Net realized and unrealized
 gains or losses on securities
 and futures contracts               (1.18)    0.47     0.26    (0.37)    0.61
                                  --------  -------  -------  -------  -------
Total from investment operations     (0.39)    1.26     1.23     0.52     1.45
                                  --------  -------  -------  -------  -------
Distributions to shareholders
 from
Net investment income                (0.79)   (0.83)   (0.96)   (0.90)   (0.91)
                                  --------  -------  -------  -------  -------
Total distributions to
 shareholders                        (0.79)   (0.83)   (0.96)   (0.90)   (0.91)
                                  --------  -------  -------  -------  -------
Net asset value, end of period    $  12.43  $ 13.61  $ 13.18  $ 12.91  $ 13.29
                                  --------  -------  -------  -------  -------
Total return*                       (2.89%)    9.95%    9.86%    4.09%   11.82%
Ratios and supplemental data
Net assets, end of period
 (thousands)                      $103,794  $94,279  $53,176  $21,092  $24,472
Ratios to average net assets
 Expenses**                           1.05%    1.05%    1.05%    1.05%    1.32%
 Net investment income                6.08%    5.73%    7.01%    6.84%    6.73%
Portfolio turnover rate                171%     114%     100%     254%     368%

                                        Year Ended September 30,
                                ---------------------------------------------
                                 1999       1998     1997     1996     1995
CLASS B (a)
Net asset value, beginning of
 period                         $ 13.61   $  13.18  $ 12.93  $ 13.31  $ 12.76
                                -------   --------  -------  -------  -------
Income from investment
 operations
Net investment income              0.71       0.72     0.86     0.84     0.79
Net realized and unrealized
 gains or losses on securities
 and futures contracts            (1.16)      0.48     0.30    (0.38)    0.61
                                -------   --------  -------  -------  -------
Total from investment
 operations                       (0.45)      1.20     1.16     0.46     1.40
                                -------   --------  -------  -------  -------
Distributions to shareholders
 from
Net investment income             (0.73)     (0.77)   (0.91)   (0.84)   (0.85)
                                -------   --------  -------  -------  -------
Total distributions to
 shareholders                     (0.73)     (0.77)   (0.91)   (0.84)   (0.85)
                                -------   --------  -------  -------  -------
Net asset value, end of period  $ 12.43   $  13.61  $ 13.18  $ 12.93  $ 13.31
                                -------   --------  -------  -------  -------
Total return*                     (3.34%)     9.46%    9.29%    3.57%   11.33%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $97,403   $112,901  $75,046  $58,239  $62,155
Ratios to average net assets
 Expenses**                        1.55%      1.55%    1.55%    1.55%    1.74%
 Net investment income             5.57%      5.22%    6.51%    6.36%    6.24%
Portfolio turnover rate             171%       114%     100%     254%     368%

(a) Effective October 18, 1999, shareholders of Mentor Quality Income Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of Evergreen Quality Income Fund. Additionally, the accounting and perfor-mance history of Class B shares of Mentor Quality Income Portfolio was redesignated as that of Class C shares of Evergreen Quality Income Fund.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Quality Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Year Ended September 30,
                                                ----------------------------
                                                   1999         1998 (a)
CLASS Y
Net asset value, beginning of period            $      13.69   $      13.20
                                                ------------   ------------
Income from investment operations
Net investment income                                   0.84           0.78
Net realized and unrealized gains or losses on
 securities and futures contracts                      (1.20)          0.39
                                                ------------   ------------
Total from investment operations                       (0.36)          1.17
                                                ------------   ------------
Distributions to shareholders from
Net investment income                                  (0.24)         (0.68)
                                                ------------   ------------
Total distributions to shareholders                    (0.24)         (0.68)
                                                ------------   ------------
Net asset value, end of period                  $      13.09   $      13.69
                                                ------------   ------------
Total return                                          (2.63%)          8.94%
Ratios and supplemental data
Net assets, end of period (thousands)           $          1   $          1
Ratios to average net assets
 Expenses*                                              0.80%          0.80%+
 Net investment income                                  6.30%          7.09%+
Portfolio turnover rate                                  171%           114%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Short-Duration Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Year Ended September 30,
                                  --------------------------------------------
                                    1999     1998     1997     1996   1995 (a)
CLASS A
Net asset value, beginning of
 period                           $  12.74  $ 12.62  $ 12.50  $12.68   $12.74
                                  --------  -------  -------  ------   ------
Income from investment
 operations
Net investment income                 0.68     0.70     0.77    0.82     0.22
Net realized and unrealized
 gains or losses on securities
 and futures contracts               (0.51)    0.15     0.12   (0.23)   (0.03)
                                  --------  -------  -------  ------   ------
Total from investment operations      0.17     0.85     0.89    0.59     0.19
                                  --------  -------  -------  ------   ------
Distributions to shareholders
 from
Net investment income                (0.71)   (0.73)   (0.77)  (0.77)   (0.25)
                                  --------  -------  -------  ------   ------
Total distributions to
 shareholders                        (0.71)   (0.73)   (0.77)  (0.77)   (0.25)
                                  --------  -------  -------  ------   ------
Net asset value, end of period    $  12.20  $ 12.74  $ 12.62  $12.50   $12.68
                                  --------  -------  -------  ------   ------
Total return*                         1.38%    6.98%    7.33%   4.80%    1.51%
Ratios and supplemental data
Net assets, end of period
 (thousands)                      $116,886  $93,135  $27,619  $7,450   $1,002
Ratios to average net assets
 Expenses**                           0.88%    0.86%    0.86%   0.86%    0.71%+
 Net investment income                5.29%    5.24%    6.00%   5.90%    4.10%+
Portfolio turnover rate                218%     171%      75%    411%     126%

                                 Year Ended September 30,
                         --------------------------------------------        Year Ended
                          1999     1998     1997     1996    1995 (c)   December 31, 1994 (d)
CLASS B (b)
Net asset value,
 beginning of period     $ 12.75  $ 12.62  $ 12.50  $ 12.67  $ 12.18           $ 12.50
                         -------  -------  -------  -------  -------           -------
Income from investment
 operations
Net investment income       0.62     0.66     0.73     0.73     0.59              0.41
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts     (0.50)    0.16     0.12    (0.17)    0.52             (0.29)
                         -------  -------  -------  -------  -------           -------
Total from investment
 operations                 0.12     0.82     0.85     0.56     1.11              0.12
                         -------  -------  -------  -------  -------           -------
Distributions to
 shareholders from
Net investment income      (0.66)   (0.69)   (0.73)   (0.73)   (0.62)            (0.44)
                         -------  -------  -------  -------  -------           -------
Total distributions to
 shareholders              (0.66)   (0.69)   (0.73)   (0.73)   (0.62)            (0.44)
                         -------  -------  -------  -------  -------           -------
Net asset value, end of
 period                  $ 12.21  $ 12.75  $ 12.62  $ 12.50  $ 12.67           $ 12.18
                         -------  -------  -------  -------  -------           -------
Total return*               0.99%    6.68%    6.96%    4.53%    9.22%             0.95%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $44,074  $53,908  $27,089  $24,517  $19,871           $17,144
Ratios to average net
 assets
 Expenses**                 1.19%    1.16%    1.16%    1.16%    1.20%+            1.29%+
 Net investment income      5.00%    4.94%    5.70%    5.60%    5.04%+            4.90%+
Portfolio turnover rate      218%     171%      75%     411%     126%              166%

(a) For the period from June 16, 1995 (commencement of class operations) to September 30, 1995.
(b) Effective October 25, 1999, shareholders of Mentor Short-Duration Income Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, re-spectively, of Evergreen Short-Duration Income Fund. Additionally, the ac-counting and performance history of Class B shares of Mentor Short-Duration Income Portfolio was redesignated as that of Class C shares of Evergreen Short-Duration Income Fund.
(c) For the period from January 1, 1995 to September 30, 1995. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1996.
(d) For the period from April 29, 1994 (commencement of class operations) to December 31, 1994.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Short-Duration Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                Year Ended September 30,
                                                ------------------------
                                                  1999++        1998 (a)
CLASS Y
Net asset value, beginning of period            $      12.79   $      12.57
                                                ------------   ------------
Income from investment operations
Net investment income                                   0.88           0.67
Net realized and unrealized gains or losses on
 securities and futures contracts                      (0.67)          0.16
                                                ------------
Total from investment operations                        0.21           0.83
                                                ------------   ------------
Distributions to shareholders from
Net investment income                                  (0.20)         (0.61)
                                                ------------   ------------
Total distributions to shareholders                    (0.20)         (0.61)
                                                ------------   ------------
Net asset value, end of period                  $      12.80   $      12.79
                                                ------------   ------------
Total return                                            1.63%          6.64%
Ratios and supplemental data
Net assets, end of period (thousands)           $          1   $          1
Ratios to average net assets
 Expenses *                                             0.62%          0.61%+
 Net investment income                                  5.46%          6.10%+
Portfolio turnover rate                                  218%           171%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
++  Calulation based on average shares outstanding.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Capital Balanced Fund
                            Schedule of Investments
                               September 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 46.2%
             Advertising & Related
              Services - 2.0%
     174,670 Interpublic Group of Companies, Inc. ...............   $  7,183,304
                                                                    ------------
             Banks - 4.3%
     102,766 Charter One Financial, Inc. (b).....................      2,376,455
       2,901 M&T Bank Corp. .....................................      1,331,559
     173,100 SouthTrust Corp. ...................................      6,209,962
     140,495 Wells Fargo Co. (b).................................      5,567,114
                                                                    ------------
                                                                      15,485,090
                                                                    ------------
             Building, Construction & Furnishings - 0.8%
     134,985 Sherwin Williams Co. ...............................      2,826,248
                                                                    ------------
             Business Equipment &
              Services - 7.9%
     174,800 Automatic Data Processing, Inc. ....................      7,800,450
     128,645 * Computer Sciences Corp. ..........................      9,045,352
     162,100 First Data Corp. ...................................      7,112,137
     156,600 * SunGard Data Systems, Inc. (b)....................      4,120,538
                                                                    ------------
                                                                      28,078,477
                                                                    ------------
             Communication Systems & Services - 1.7%
      84,585 * MCI WorldCom, Inc. ...............................      6,079,547
                                                                    ------------
             Diversified Companies - 2.5%
      86,645 Tyco International Ltd. (b).........................      8,946,096
                                                                    ------------
             Finance & Insurance - 4.1%
      45,860 American Express Co. ...............................      6,173,903
     103,910 Federal National Mortgage Assoc. (b)................      6,513,858
      70,880 Washington Mutual, Inc. ............................      2,073,240
                                                                    ------------
                                                                      14,761,001
                                                                    ------------
             Food & Beverage Products - 3.0%
     150,000 Albertsons, Inc. ...................................      5,934,375
     145,000 Philip Morris Companies, Inc. ......................      4,957,187
                                                                    ------------
                                                                      10,891,562
                                                                    ------------
             Healthcare Products &
              Services - 5.9%
     108,890 Bristol-Myers Squibb Co. ...........................      7,350,075
      80,205 Johnson & Johnson...................................      7,368,834
     367,970 * Tenet Healthcare Corp. ...........................      6,462,473
                                                                    ------------
                                                                      21,181,382
                                                                    ------------
             Industrial Specialty Products & Services - 2.0%
      94,435 Illinois Tool Works, Inc............................      7,041,310
                                                                    ------------
             Information Services & Technology - 4.7%
     108,000 Intel Corp. ........................................      8,025,750
      93,050 * Sun Microsystems, Inc. ...........................      8,653,650
                                                                    ------------
                                                                      16,679,400
                                                                    ------------
             Manufacturing - Distributing - 2.4%
     245,935 Sysco Corp. ........................................      8,623,096
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Paper & Packaging - 1.5%
     104,600 Kimberly-Clark Corp. ..............................   $  5,491,500
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 2.5%
     113,600 * AMFM, Inc. (b)...................................      6,915,400
      24,800 Omnicom Group, Inc. ...............................      1,963,850
                                                                   ------------
                                                                      8,879,250
                                                                   ------------
             Transportation - 0.9%
     174,272 Werner Enterprises, Inc. ..........................      3,071,544
                                                                   ------------
             Total Common Stocks (cost $143,773,335)............    165,218,807
                                                                   ------------
  Principal
   Amount                                                             Value
 ASSET-BACKED SECURITIES - 5.0%
 $    16,825 AFG Receivables Trust, Series 1997-A Cl. B
              6.65%, 10/15/2002.................................         16,872
   1,000,000 Capital Auto Receivables Asset, Series 1999-2 Cl.
              A4
              6.30%, 10/15/1999.................................      1,001,285
   2,900,000 Capital One Master Trust, Series 1998-4 Cl. A
              5.43%, 1/15/2007..................................      2,792,917
   1,691,872 Continental Airlines Trust, Series 1997-1A
              7.461%, 4/1/2015..................................      1,646,251
      25,000 CS First Boston Mortgage Securities Corp., Series
              1996-2 Cl. A6
              7.18%, 2/25/2018..................................         24,910
             Discover Card Master Trust I:
   1,125,000 Series 1998-7 Cl. A,
             5.60%, 5/16/2006...................................      1,083,516
   2,025,000 Series 1996-3 Cl. A,
             6.05%, 8/18/2008...................................      1,957,658
   2,500,000 EQCC Home Equity Loan Trust, Series 1999-2 Cl. A6F
              6.685%, 2/25/2010.................................      2,434,137
   1,200,000 Ford Credit Auto Owner Trust, Series 1999-C Cl. A4
              6.08%, 9/16/2002..................................      1,197,006
   1,500,000 Key Auto Finance Trust, Series 1999-1 Cl. A3
              5.63%, 7/15/2003..................................      1,487,093
   1,700,000 Northwest Airlines Trust, Series 1999-2 Cl. B
              7.95%, 3/1/2015...................................      1,687,501
   2,500,000 Saxon Asset Securities Trust, Series 1999-2 Cl. Af6
              6.415%, 3/25/2014.................................      2,378,555
             Union Acceptance Corp.:
     250,000 Series 1998-D,
             5.75%, 6/9/2003....................................        248,791
      45,000 Series 1997-A Cl. A3,
             6.48%, 5/10/2004...................................         44,909
                                                                   ------------
             Total Asset-Backed Securities (cost $18,524,831)...     18,001,401
                                                                   ------------

                                   EVERGREEN
                             Capital Balanced Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                             Value

 CORPORATE BONDS - 9.2%
             Banks - 0.0%
 $    60,000 Norwest Corp.
              6.80%, 5/15/2002..................................   $     60,419
                                                                   ------------
             Diversified Companies - 0.4%
   1,500,000 Rothmans Nederland Holdings BV
              6.875%, 5/6/2008..................................      1,409,777
                                                                   ------------
             Finance & Insurance - 1.6%
   1,500,000 Associates Corp. of North America 6.25%,
              11/1/2008.........................................      1,414,170
   1,250,000 Ford Motor Credit Co.
              5.80%, 1/12/2009..................................      1,137,487
     300,000 General Electric Capital Corp.
              6.29%, 12/15/2007.................................        300,166
   1,580,000 Goldman Sachs Group, Inc.
              6.65%, 5/15/2009..................................      1,505,024
   1,450,000 Household Finance Corp.
              6.40%, 6/17/2008..................................      1,363,310
     100,000 Toyota Motor Credit Corp.
              5.625%, 11/13/2003................................         96,452
                                                                   ------------
                                                                      5,816,609
                                                                   ------------
             Food & Beverage Products - 0.9%
   1,500,000 Kroger Co.
              7.25%, 6/1/2009...................................      1,467,561
   1,800,000 Pepsi Bottling Holdings, Inc.
              5.625%, 2/17/2009.................................      1,619,048
                                                                   ------------
                                                                      3,086,609
                                                                   ------------
             Healthcare Products &
              Services - 0.1%
     330,000 SmithKline Beecham Corp.
              6.625%, 10/1/2001.................................        333,041
                                                                   ------------
             Information Services & Technology - 1.0%
   1,800,000 IBM Corp. (b)
              6.50%, 1/15/2028..................................      1,651,469
   2,000,000 Sun Microsystems, Inc.
              7.65%, 8/15/2009..................................      2,030,640
                                                                   ------------
                                                                      3,682,109
                                                                   ------------
             Oil/Energy - 1.1%
   1,400,000 Atlantic Richfield Co.
              5.90%, 4/15/2009..................................      1,302,323
   1,800,000 Conoco, Inc.
              6.35%, 4/15/2009..................................      1,716,021
   1,000,000 Enron Corp.
              6.725%, 11/17/2008................................        955,788
                                                                   ------------
                                                                      3,974,132
                                                                   ------------
             Retailing & Wholesale - 0.4%
   1,500,000 Wal-Mart Stores, Inc. 6.875%, 8/10/2009............      1,505,222
                                                                   ------------
             Sovereign Government - 0.3%
   1,150,000 Quebec Province Canada 7.50%, 9/15/2029............      1,150,840
                                                                   ------------

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Telecommunication Services & Equipment - 1.4%
 $ 1,540,000 Cable & Wireless Communication 6.625%, 3/6/2005....   $  1,554,214
   1,500,000 Lucent Technologies, Inc. 6.45%, 3/15/2029.........      1,352,265
   2,000,000 Tyco International Group SA 6.875%, 9/5/2002.......      2,005,108
                                                                   ------------
                                                                      4,911,587
                                                                   ------------
             Utilities - Electric - 1.2%
   2,000,000 Alabama Power Co. 7.125%, 8/15/2004................      2,016,272
             Georgia Power Co.:
   1,500,000 5.50%, 12/1/2005...................................      1,400,668
   1,000,000 6.00%, 3/1/2000....................................      1,000,833
                                                                   ------------
                                                                      4,417,773
                                                                   ------------
             Utilities - Telephone - 0.5%
   1,850,000 Sprint Capital Corp. 6.90%, 5/1/2019...............      1,722,898
                                                                   ------------
             Utilities - 0.3%
   1,000,000 PSI Energy, Inc. 6.00%, 12/14/2001.................        977,601
                                                                   ------------
             Total Corporate Bonds (cost $34,032,642)...........     33,048,617
                                                                   ------------

   Shares                                                             Value

 UNIT INVESTMENT TRUST - 1.3%
             Finance & Insurance - 1.3%
      36,000 S&P 500 Depositary Receipt (SPDR Trust)
              (cost $4,605,660).................................      4,635,000
                                                                   ------------
  Principal
   Amount                                                             Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.0%
             U.S. Treasury Notes & Bonds - 3.6%
             U.S. Treasury Bonds:
 $ 1,700,000 5.25%, 11/15/2028 (b)..............................      1,474,220
     500,000 6.00%, 2/15/2026...................................        476,875
   9,350,000 6.50%, 11/15/2026 (b)(c)...........................      9,501,937
   1,250,000 U.S. Treasury Notes 6.00%, 8/15/2009...............      1,260,157
                                                                   ------------
                                                                     12,713,189
                                                                   ------------

                                   EVERGREEN
                             Capital Balanced Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                              Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - continued
             U.S. Government Agency Obligations - 24.4%
 $ 2,250,000 Federal Home Loan Bank 7.00%, 9/22/2004.............   $  2,242,062
             Federal National Mortgage Assoc.:
   3,687,244 6.00%, 8/1/2014.....................................      3,548,087
  10,400,000 6.50%, 4/1/2014.....................................     10,227,673
   4,750,000 6.625%, 9/15/2009...................................      4,733,693
  31,336,000 7.00%, 9/1/2014 - 8/1/2029..........................     31,113,297
  25,000,000 7.50%, 9/1/2029.....................................     25,105,277
  10,716,191 Government National Mortgage Assoc.
             6.50%, 5/15/2009 - 4/15/2029........................     10,321,154
                                                                    ------------
                                                                      87,291,243
                                                                    ------------
             Total U.S. Government & Agency Obligations
              (cost $99,334,674).................................    100,004,432
                                                                    ------------

   Shares                                                              Value

 SHORT-TERM INVESTMENTS - 18.0%
             Mutual Fund Shares - 6.4%
  22,733,449 Navigator Prime Portfolio (d).......................     22,733,449
                                                                    ------------

  Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - continued
             Repurchase Agreement - 11.6%
 $41,410,701 State Street Bank & Trust Co., purchased 9/30/1999,
              5.28%, maturing 10/1/1999, maturity value
              $41,416,775 (cost $41,410,701) (a)................   $ 41,410,701
                                                                   ------------
             Total Short-Term Investments (cost $64,144,150)....     64,144,150
                                                                   ------------

             Total Investments -(cost $364,415,292)......   107.7%  385,052,407
             Other Assets and Liabilities - net..........    (7.7)  (27,523,995)
                                                            -----  ------------
             Net Assets..................................   100.0% $357,528,412
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
(b) All or a portion of this security is on loan.
(c) All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open future contracts.
(d) Represents investment in cash collateral received for securities on loan.
*   Non-income producing security.

 FUTURES CONTRACTS - SHORT POSITIONS

                  Number of    Initial Contract      Value at            Net
  Expiration      Contracts         Amount      September 30, 1999 Unrealized Loss
 ---------------------------------------------------------------------------------
  December
   1999        87 5 Yr. T-Note    $9,389,204        $9,436,786        ($47,582)
  December
   1999        43 2 Yr. T-Note     8,894,954         8,923,841         (28,887)
                                                                      --------
                                                                      ($76,469)
                                                                      ========

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Capital Growth Fund
                            Schedule of Investments
                               September 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 92.3%
             Advertising & Related
              Services - 4.4%
     575,600 Interpublic Group of Companies, Inc. ...............   $ 23,671,550
                                                                    ------------
             Banks - 7.2%
     512,500 SouthTrust Corp. ...................................     18,385,938
     519,800 Wells Fargo Co. ....................................     20,597,075
                                                                    ------------
                                                                      38,983,013
                                                                    ------------
             Building, Construction & Furnishings - 2.9%
     754,600 Sherwin Williams Co. ...............................     15,799,438
                                                                    ------------
             Business Equipment &
              Services - 16.3%
     515,000 Automatic Data Processing, Inc. ....................     22,981,875
     376,150 * Computer Sciences Corp. ..........................     26,448,047
     467,000 First Data Corp ....................................     20,489,625
     675,000 * SunGard Data Systems, Inc. (b) ...................     17,760,937
                                                                    ------------
                                                                      87,680,484
                                                                    ------------
             Communication Systems & Services - 3.3%
     245,750 * MCI WorldCom, Inc. ...............................     17,663,281
                                                                    ------------
             Diversified Companies - 4.6%
     241,600 Tyco International Ltd. ............................     24,945,200
                                                                    ------------
             Finance & Insurance - 10.1%
     156,500 American Express Co. ...............................     21,068,812
     304,600 Federal National Mortgage Assoc. ...................     19,094,613
     483,640 Washington Mutual, Inc. ............................     14,146,470
                                                                    ------------
                                                                      54,309,895
                                                                    ------------
             Food & Beverage Products - 6.4%
     462,500 Albertsons, Inc. ...................................     18,297,656
     470,000 Philip Morris Companies, Inc. ......................     16,068,125
                                                                    ------------
                                                                      34,365,781
                                                                    ------------
             Healthcare Products &
              Services - 11.3%
     311,500 Bristol-Myers Squibb Co. ...........................     21,026,250
     220,600 Johnson & Johnson...................................     20,267,625
   1,131,000 * Tenet Healthcare Corp. (b)........................     19,863,188
                                                                    ------------
                                                                      61,157,063
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Industrial Specialty Products & Services - 3.9%
     283,700 Illinois Tool Works, Inc. .........................   $ 21,153,381
                                                                   ------------
             Information Services &
              Technology - 8.1%
     300,210 Intel Corp. .......................................     22,309,356
     227,700 * Sun Microsystems, Inc. ..........................     21,176,100
                                                                   ------------
                                                                     43,485,456
                                                                   ------------
             Manufacturing - Distributing - 4.9%
     756,500 Sysco Corp. .......................................     26,524,781
                                                                   ------------
             Paper & Packaging - 3.1%
     318,400 Kimberly-Clark Corp. ..............................     16,716,000
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 4.3%
     379,750 * AMFM, Inc. (b)...................................     23,117,281
                                                                   ------------
             Transportation - 1.5%
     446,312 Werner Enterprises, Inc. ..........................      7,866,249
                                                                   ------------
             Total Common Stocks
              (cost $427,362,541)...............................    497,438,853
                                                                   ------------
 SHORT-TERM INVESTMENTS - 8.7%
             Mutual Fund Shares - 0.7%
   3,687,316 Navigator Prime Portfolio (c)......................      3,687,316
                                                                   ------------
  Principal
   Amount                                                             Value
             Repurchase Agreement - 8.0%
 $43,350,457 State Street Bank & Trust Co., purchased 9/30/1999,
              5.28%, maturing 10/1/1999, maturity value
              $43,356,815 (cost $43,350,457) (a)................     43,350,457
                                                                   ------------
             Total Short-Term Investments
              (cost $47,037,773)................................     47,037,773
                                                                   ------------

             Total Investments -
              (cost $474,400,314)........................   101.0%  544,476,626
             Other Assets and Liabilities - net..........    (1.0)   (5,504,008)
                                                            -----  ------------
             Net Assets..................................   100.0% $538,972,618
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
(b) All or a portion of this security is on loan.
(c) Represents investment in cash collateral received for securities on loan.
*   Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Capital Income and Growth Fund
                            Schedule of Investments
                               September 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 49.6%
            Advertising & Related
             Services - 1.7%
    104,000 Interpublic Group of Companies, Inc. ................   $  4,277,000
                                                                    ------------
            Automotive Equipment & Manufacturing - 1.3%
     62,200 Ford Motor Co........................................      3,121,662
                                                                    ------------
            Banks - 4.6%
     73,500 SouthTrust Corp. ....................................      2,636,812
    100,900 U.S. Bancorp.........................................      3,045,919
     39,000 Wachovia Corp. (b)...................................      3,066,375
     65,000 Wells Fargo Co. .....................................      2,575,625
                                                                    ------------
                                                                      11,324,731
                                                                    ------------
            Building, Construction & Furnishings - 1.0%
    113,400 Sherwin Williams Co. ................................      2,374,313
                                                                    ------------
            Business Equipment &
             Services - 7.0%
    110,000 Automatic Data Processing, Inc.......................      4,908,750
     70,000 * Computer Sciences Corp. ...........................      4,921,875
     91,000 First Data Corp. ....................................      3,992,625
    130,000 * SunGard Data Systems, Inc. ........................      3,420,625
                                                                    ------------
                                                                      17,243,875
                                                                    ------------
            Communication Systems & Services - 1.3%
     43,000 * MCI WorldCom, Inc. ................................      3,090,625
                                                                    ------------
            Diversified Companies - 2.1%
     51,000 Tyco International Ltd...............................      5,265,750
                                                                    ------------
            Finance & Insurance - 6.2%
     29,000 American Express Co. (b).............................      3,904,125
     92,550 Citigroup, Inc. .....................................      4,072,200
     77,600 Federal National Mortgage
             Assoc. (b)..........................................      4,864,550
     80,000 Washington Mutual, Inc. (b)..........................      2,340,000
                                                                    ------------
                                                                      15,180,875
                                                                    ------------
            Food & Beverage Products - 2.6%
     92,900 Albertsons, Inc......................................      3,675,356
     77,000 Philip Morris Companies, Inc. .......................      2,632,438
                                                                    ------------
                                                                       6,307,794
                                                                    ------------
            Healthcare Products &
             Services - 6.2%
     65,000 Bristol-Myers Squibb Co. ............................      4,387,500
     45,500 Johnson & Johnson....................................      4,180,312
     61,000 Pharmacia & Upjohn, Inc..............................      3,027,125
    207,000 * Tenet Healthcare Corp..............................      3,635,438
                                                                    ------------
                                                                      15,230,375
                                                                    ------------
            Industrial Specialty Products & Services - 1.5%
     50,000 Illinois Tool Works, Inc.............................      3,728,125
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
            Information Services & Technology - 5.5%
     57,000 Intel Corp. .........................................   $  4,235,812
     28,800 International Business Machines Corp. (b)............      3,495,600
     61,000 * Sun Microsystems, Inc. ............................      5,673,000
                                                                    ------------
                                                                      13,404,412
                                                                    ------------
            Manufacturing - Distributing - 2.1%
    143,600 Sysco Corp...........................................      5,034,975
                                                                    ------------
            Oil Field Services - 1.4%
    118,800 Baker Hughes, Inc. ..................................      3,445,200
                                                                    ------------
            Paper & Packaging - 1.4%
     66,000 Kimberly-Clark Corp. ................................      3,465,000
                                                                    ------------
            Printing, Publishing, Broadcasting &
             Entertainment - 1.7%
     70,000 * AMFM, Inc. (b).....................................      4,261,250
                                                                    ------------
            Transportation - 0.6%
     85,000 Werner Enterprises, Inc. ............................      1,498,125
                                                                    ------------
            Utilities - Telephone - 1.4%
     69,300 SBC Communications, Inc. ............................      3,538,631
                                                                    ------------
            Total Common Stocks
             (cost $116,374,004).................................    121,792,718
                                                                    ------------

 Principal
   Amount                                                             Value

 ASSET-BACKED SECURITIES - 2.2%
 $1,300,000 American Express Credit Account, Series 1999 2Nctf
             Cl. A
             5.95%, 12/15/2006..................................      1,267,585
  1,800,000 Capital Auto Receivables Asset, Series 1999-2 Cl. A4
             6.30%, 5/15/2004...................................      1,802,313
  1,250,000 Discover Card Master Trust I, Series 1998-7 Cl. A
             5.60%, 5/16/2006...................................      1,203,906
  1,000,000 Ford Credit Auto Owner Trust, Series 1999-C Cl. A4
             6.08%, 9/16/2002...................................        997,505
                                                                   ------------
            Total Asset-Backed Securities
             (cost $5,258,396)..................................      5,271,309
                                                                   ------------
 CORPORATE BONDS - 12.4%
            Aerospace & Defense - 1.0%
  2,500,000 Raytheon Co.
             6.45%, 8/15/2002...................................      2,480,538
                                                                   ------------
            Banks - 0.1%
    250,000 Chase Manhattan Corp.
             7.75%, 11/1/1999...................................        250,420
                                                                   ------------
            Finance & Insurance - 2.4%
  1,000,000 Allstate Corp. 6.75%, 5/15/2018.....................        909,455
  2,500,000 Associates Corporation North America 5.75%,
             11/1/2003..........................................      2,407,677

                                   EVERGREEN
                         Capital Income and Growth Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                              Value
 CORPORATE BONDS - continued
             Finance & Insurance - continued
 $ 1,500,000 Household Finance Corp.
              7.20%, 7/15/2006...................................   $  1,499,550
     500,000 Security Benefit Life Co.
              8.75%, 5/15/2016...................................        488,700
     785,000 United States West Capital Funding, Inc.
              6.875%, 7/15/2028..................................        701,129
                                                                    ------------
                                                                       6,006,511
                                                                    ------------
             Food & Beverage Products - 1.0%
   2,500,000 Kroger Co.
              7.25%, 6/1/2009....................................      2,445,935
                                                                    ------------
             Information Services & Technology - 1.6%
   2,500,000 International Business Machines
              6.50%, 1/15/2028...................................      2,293,707
   1,500,000 Sun Microsystems, Inc.
              7.65%, 8/15/2009...................................      1,522,980
                                                                    ------------
                                                                       3,816,687
                                                                    ------------
             Oil/Energy - 1.0%
   2,500,000 Atlantic Richfield Co.
              5.90%, 4/15/2009...................................      2,325,577
     250,000 Pacific Gas & Electric Co.
              5.93%, 10/8/2003...................................        243,696
                                                                    ------------
                                                                       2,569,273
                                                                    ------------
             Retailing & Wholesale - 1.0%
   1,000,000 Gap, Inc.
              6.90%, 9/15/2007...................................        995,226
   1,500,000 Wal-Mart Stores, Inc.
              6.875%, 8/10/2009..................................      1,505,221
                                                                    ------------
                                                                       2,500,447
                                                                    ------------
             Sovereign Government - 2.0%
   2,500,000 Province of Ontario, Canada
              7.75%, 6/4/2002....................................      2,579,350
   2,500,000 Quebec Province, Canada
              5.75%, 2/15/2009...................................      2,282,950
                                                                    ------------
                                                                       4,862,300
                                                                    ------------
             Telecommunication Services & Equipment - 0.5%
   1,250,000 Lucent Technologies, Inc.
              6.45%, 3/15/2029...................................      1,126,888
                                                                    ------------
             Thrift Institutions - 0.2%
     250,000 Great Western Financial Corp.
              6.375%, 7/1/2000...................................        250,688
     250,000 Home Svgs America, Irwindale California
              6.00%, 11/1/2000...................................        248,328
                                                                    ------------
                                                                         499,016
                                                                    ------------
             Utilities - Electric - 0.8%
   1,000,000 Duke Energy Co.
              6.00%, 12/1/2028...................................        814,466
     250,000 Florida Power & Light Co.
              5.375%, 4/1/2000...................................        249,622
     250,000 Southwestern Public Service Co.
              6.875%, 12/1/1999..................................        250,451

  Principal
   Amount                                                             Value
 CORPORATE BONDS - continued
             Utilities - Electric - continued
 $   500,000 System Energy Resources, Inc.
              7.71%, 8/1/2001...................................   $    507,250
     250,000 Union Electric Co.
              6.75%, 10/15/1999.................................        250,088
                                                                   ------------
                                                                      2,071,877
                                                                   ------------
             Utilities - Telephone - 0.8%
   2,000,000 Worldcom, Inc.
              6.95%, 8/15/2028..................................      1,866,392
                                                                   ------------
             Total Corporate Bonds (cost $31,249,108)...........     30,496,284
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.0%
             U.S. Treasury Bonds - 2.0%
   5,600,000 U.S. Treasury Bonds
              5.25%, 11/15/2028 (b).............................      4,856,253
                                                                   ------------
             U.S. Government Agency Obligations - 24.0%
             Federal National Mortgage Assoc.
   2,591,036 6.00%, 8/1/2014....................................      2,493,250
   5,950,000 6.50%, 4/1/2014....................................      5,851,409
   3,360,000 6.625%, 9/15/2009..................................      3,348,465
  13,695,703 7.00%, 9/1/2014 - 8/1/2029.........................     13,636,129
  20,000,000 7.50%, 9/1/2029 - 10/1/2029........................     20,084,200
             Government National Mortgage Assoc.
   4,997,101 6.00%, 12/15/2028..................................      4,642,507
   6,212,287 6.50%, 7/15/2014 - 6/15/2028.......................      5,983,442
   2,925,433 7.00%, 1/15/2024 - 7/15/2024.......................      2,885,530
                                                                   ------------
                                                                     58,924,932
                                                                   ------------
             Total U.S. Government & Agency Obligations
              (cost $63,843,424)................................     63,781,185
                                                                   ------------

   Shares                                                             Value
 SHORT-TERM INVESTMENTS - 15.1%
             Mutual Fund Shares - 5.5%
  13,385,847 Navigator Prime Portfolio (c)......................     13,385,847
                                                                   ------------
  Principal
   Amount                                                             Value
             Repurchase Agreement - 9.6%
 $23,655,068 State Street Bank & Trust Co., purchased 9/30/1999,
              5.28%, maturing 10/1/1999, maturity value
              $23,658,537
              (cost $23,655,068) (a)............................     23,655,068
                                                                   ------------
             Total Short-Term Investments (cost $37,040,915)....     37,040,915
                                                                   ------------

             Total Investments -
              (cost $253,765,847)........................   105.3%  258,382,411
             Other Assets and Liabilities - net..........    (5.3)  (12,972,562)
                                                            -----  ------------
             Net Assets..................................   100.0% $245,409,849
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. govern-ment and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
(b) All or a portion of this security is on loan.
(c) Represents investment in cash collateral received for securities on loan.
*   Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Growth Fund
                            Schedule of Investments
                               September 30, 1999


   Shares                                                          Value
 COMMON STOCKS - 91.1%
             Advertising & Related Services - 1.7%
      83,350 * Lamar Advertising Co. Cl. A (b)...............   $  4,125,825
     106,289 * Outdoor Systems, Inc. ........................      3,799,832
                                                                ------------
                                                                   7,925,657
                                                                ------------
             Banks - 2.9%
      88,250 Commerce Bancorp, Inc. .........................      3,662,375
     285,784 National Commerce Bancorp.......................      6,278,317
      40,950 U.S. Trust Corp. ...............................      3,291,356
                                                                ------------
                                                                  13,232,048
                                                                ------------
             Building, Construction & Furnishings - 0.3%
      57,850 * Shaw Group, Inc. .............................      1,298,009
                                                                ------------
             Business Equipment & Services - 9.6%
     199,000 AHL Services, Inc. (b)..........................      5,186,437
     175,925 Butler International, Inc. .....................      1,539,344
     119,450 C&D Technologies................................      4,337,528
     105,550 Circle International Group, Inc. ...............      2,157,178
     232,374 Concord EFS, Inc. ..............................      4,792,714
      51,200 Corporate Executive Board Co. ..................      2,086,400
      83,500 * CSG System International, Inc. ...............      2,288,422
     240,400 Heidrick & Struggles International, Inc. .......      4,582,625
     198,250 Imax Corp. (b)..................................      3,965,000
     199,022 Nova Corp. (b)..................................      4,975,550
      76,300 Polycom, Inc. ..................................      3,636,172
     380,150 Sensormatic Electronics Corp. (b)...............      4,823,153
                                                                ------------
                                                                  44,370,523
                                                                ------------
             Communication Systems & Services - 6.7%
     112,600 Exar Corp. .....................................      4,215,463
      41,000 Focal Communications Corp. .....................      1,050,625
     219,550 Kemet Corp. ....................................      7,018,739
      65,050 Nielsen Media Research, Inc. ...................      2,419,047
     201,750 * Pinnacle Holdings, Inc. ......................      5,270,719
      75,800 Powerwave Technologies, Inc. ...................      3,654,981
     117,900 Westwood One, Inc. (b)..........................      5,320,237
      47,150 * Winstar Communications, Inc. (b)..............      1,841,797
                                                                ------------
                                                                  30,791,608
                                                                ------------
             Consumer Products & Services - 3.5%
     119,000 * Action Performance Companies, Inc. (b)........      2,506,438
     175,550 Chattem, Inc. ..................................      3,873,072
      88,150 Jakks Pacific, Inc. ............................      3,305,625
     160,750 Rent-Way, Inc. (b)..............................      3,054,250
     152,625 SCP Pool Corp. .................................      3,586,687
                                                                ------------
                                                                  16,326,072
                                                                ------------
             Electrical Equipment & Services - 11.6%
     134,700 Asyst Technologies, Inc. (b)....................      4,445,100
     186,000 * Atmel Corp. (b)...............................      6,289,125
     135,650 Atmi, Inc. (b)..................................      5,061,441
     225,140 * Benchmark Electronics, Inc. (b)...............      7,950,256
      59,750 * Black Box Corp. (b)...........................      3,136,875

   Shares                                                            Value
 COMMON STOCKS - continued
             Electrical Equipment & Services - continued
     280,650 Cypress Semiconductor Corp. ......................   $  6,033,975
     303,300 * Parlex Corp. ...................................      4,663,237
     111,100 Photronic, Inc. ..................................      2,492,806
     178,950 Power One, Inc. (b)...............................      4,563,225
      91,000 * PRI Automation, Inc. (b)........................      3,287,375
      69,900 Radisys Corp. ....................................      2,743,575
     201,000 * Sipex Corp. ....................................      2,876,813
                                                                  ------------
                                                                    53,543,803
                                                                  ------------
             Electronic Equipment & Services - 4.2%
      67,450 Alpha Industries, Inc. ...........................      3,804,602
     315,300 Cerprobe Corp. ...................................      1,497,675
      51,500 CTS Corp. ........................................      2,961,250
     257,350 International Rectifier Corp. ....................      3,924,587
     189,600 Memc Electronic Materials, Inc. (b)...............      2,607,000
     104,300 Micrel, Inc. (b)..................................      4,524,012
                                                                  ------------
                                                                    19,319,126
                                                                  ------------
             Finance & Insurance - 1.4%
      35,410 Markel Corp. .....................................      6,446,833
                                                                  ------------
             Food & Beverage Products - 1.9%
     262,000 * United States Foodservice (b)...................      4,716,000
     104,000 Wild Oats Markets, Inc. (b).......................      4,108,000
                                                                  ------------
                                                                     8,824,000
                                                                  ------------
             Healthcare Products & Services - 8.7%
     121,250 Bindley Western Industries, Inc. .................      1,735,391
     226,100 * Brookdale Living Communities, Inc. .............      3,250,187
      90,850 * Chirex, Inc. ...................................      2,345,066
      54,550 * Dendrite International, Inc. (b)................      2,577,488
     124,300 Medicis Pharmaceutical Corp. .....................      3,542,550
      99,600 * MedQuist, Inc. .................................      3,330,375
     148,000 Molecular Devices Corp. ..........................      4,070,000
     140,100 Pharmaceutical Product Development, Inc.  (b).....      1,900,106
      42,100 Priority Healthcare Corp. Cl. A...................      1,299,837
     142,150 Priority Healthcare Corp. Cl. B...................      4,388,881
     353,300 Province Healthcare Co. ..........................      4,062,950
     261,100 United Payors & United Providers..................      4,601,887
      94,750 * Wesley Jessen Visioncare, Inc. .................      2,955,016
                                                                  ------------
                                                                    40,059,734
                                                                  ------------
             Industrial Specialty Products & Services - 0.5%
      54,000 * Dionex Corp. ...................................      2,308,500
                                                                  ------------
             Information Services & Technology - 10.4%
      53,200 * Applied Micro Circuits Corp. ...................      3,032,400
     106,900 Bea Systems, Inc. (b).............................      3,774,906
     206,450 Braun Consulting, Inc. (b)........................      3,432,231
     119,300 Burr-Brown Corp. .................................      4,712,350
     271,200 * Corsair Communications, Inc. ...................      1,915,350
     106,350 Datastream Systems, Inc. .........................      1,395,844
      34,900 Factset Research Systems Inc. (b).................      1,984,938

                                   EVERGREEN
                                  Growth Fund
                       Schedule of Investments(continued)
                               September 30, 1999


   Shares                                                             Value
 COMMON STOCKS - continued
             Information Services & Technology - continued
     165,900 Galileo Technology Ltd. ...........................   $  4,147,500
     220,400 * Mecon, Inc. .....................................      1,405,050
      39,750 * Network Appliance, Inc. .........................      2,847,094
     282,600 Newgen Results Corp. ..............................      3,073,275
     278,350 Peerless Systems Corp. ............................      3,688,137
     109,700 Remedy Corp. ......................................      3,112,738
      17,250 * Sandisk Corp. ...................................      1,124,484
      54,350 Verity, Inc. ......................................      3,739,959
     111,300 Visual Networks, Inc. .............................      4,723,294
                                                                   ------------
                                                                     48,109,550
                                                                   ------------
             Oil/Energy - 1.7%
     189,200 Basin Exploration, Inc. ...........................      4,540,800
      19,050 Evergreen Resources ...............................        458,391
     128,550 Precision Drilling Corp. (b).......................      2,980,753
                                                                   ------------
                                                                      7,979,944
                                                                   ------------
             Oil Field Services - 5.6%
     209,050 * Core Laboratories NV (b).........................      3,932,753
     110,450 Ensign Resource Group, Inc. .......................      2,439,327
     166,400 * Global Industries Ltd. ..........................      1,352,000
     229,200 Gulf Islands Fabrication, Inc. ....................      3,022,575
     181,350 Hanover Compressor Co. (b).........................      5,769,197
     132,250 National Oilwell, Inc. (b).........................      2,173,859
     402,700 Pride International, Inc. (b)......................      5,713,306
     177,400 Trico Marine Services, Inc. .......................      1,474,638
                                                                   ------------
                                                                     25,877,655
                                                                   ------------
             Pharmaceuticals - 0.1%
      14,350 King Pharmaceuticals, Inc. (b) ....................        502,250
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 6.0%
     121,050 Cadmus Communications Corp. .......................      1,346,681
     120,450 Citadel Communications Corp. ......................      4,110,357
     114,400 Cox Radio, Inc. Cl. A..............................      6,806,800
      69,350 Cumulus Media, Inc. ...............................      2,266,878
     119,600 * Emmis Broadcasting Corp. Cl. A...................      7,901,075
      89,150 * Entercom Communications Corp. (b)................      3,209,400
     199,550 Medialink Worldwide, Inc. .........................      2,095,275
                                                                   ------------
                                                                     27,736,466
                                                                   ------------
             Retailing & Wholesale - 6.7%
     258,500 Copart, Inc. ......................................      4,766,094
      53,395 Dollar General Corp. ..............................      1,648,570
     126,725 Dollar Tree Stores, Inc. (b).......................      5,061,080

   Shares                                                             Value
 COMMON STOCKS - continued
             Retailing & Wholesale - continued
     291,150 Family Dollar Stores, Inc. ........................   $  6,150,544
     152,050 * Men's Wearhouse, Inc. ...........................      3,269,075
     171,750 Papa John's International, Inc. (b)................      7,084,687
     160,450 Ruby Tuesday, Inc. ................................      3,128,775
                                                                   ------------
                                                                     31,108,825
                                                                   ------------
             Telecommunication Services & Equipment - 4.8%
     104,500 * Advanced Fibre Communications....................      2,325,125
      61,900 * CapRock Communications Corp. (b).................      1,439,175
      50,700 Commonwealth Telephone Enterprises.................      2,230,800
     200,650 CTC Communications Corp. ..........................      3,298,184
     249,400 Digital Microwave Corp. ...........................      3,912,462
     262,500 * ITC DeltaCom, Inc. ..............................      7,218,750
     165,050 Precision Response Corp. ..........................      2,021,863
                                                                   ------------
                                                                     22,446,359
                                                                   ------------
             Transportation - 2.8%
     141,700 Carey International, Inc. .........................      3,542,500
      75,900 Expeditores International Washington, Inc. ........      2,435,916
     106,100 Forward Air Corp. .................................      2,506,612
     212,325 * Mesaba Holdings, Inc. ...........................      2,494,819
     176,425 * MotivePower Industries, Inc. ....................      1,940,675
                                                                   ------------
                                                                     12,920,522
                                                                   ------------
             Total Common Stocks
              (cost $353,956,917)...............................    421,127,484
                                                                   ------------
 SHORT-TERM INVESTMENTS - 24.8%
             Mutual Fund Shares - 16.0%
  74,111,928 Navigator Prime Portfolio (c)...                        74,111,928
                                                                   ------------
  Principal
   Amount                                                             Value
             Repurchase Agreement - 8.8%
 $40,429,320 State Street Bank & Trust Co., purchased 9/30/1999,
              5.28%, maturing 10/1/1999, maturity value
              $40,435,250
              (cost $40,429,320) (a)............................     40,429,320
                                                                   ------------
             Total Short-Term Investments (cost $114,541,248)...    114,541,248
                                                                   ------------

             Total Investments -
              (cost $468,498,165)........................   115.9%  535,668,732
             Other Assets and
              Liabilities - net..........................   (15.9)  (73,529,009)
                                                            -----  ------------
             Net Assets..................................   100.0% $462,139,723
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
(b) All or a portion of this security is on loan.
(c) Represents investment in cash collateral received for securities on loan.
*   Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                High Income Fund
                            Schedule of Investments
                               September 30, 1999

  Principal
   Amount                                                              Value

 CORPORATE BONDS - 85.9%
             Advertising & Related Services - 0.8%
 $ 2,000,000 Ackerley Group, Inc.,
              Sr. Sub. Note,
              9.00%, 1/15/2009...................................   $  1,927,500
                                                                    ------------
             Aerospace & Defense - 2.5%
             Atlas Air, Inc.,
             Sr. Note:
   1,250,000 9.375%, 11/15/2006..................................      1,181,250
   1,350,000 10.75%, 8/1/2005....................................      1,356,750
   2,250,000 Compass Aerospace Corp., Sr. Sub. Note,
              10.125%, 4/15/2005 (a).............................      1,971,563
   2,000,000 K & F Inds., Inc.,
              Sr. Sub. Note, Ser. B,
              9.25%, 10/15/2007..................................      1,950,000
                                                                    ------------
                                                                       6,459,563
                                                                    ------------
             Automotive Equipment & Manufacturing - 3.2%
   2,000,000 Budget Group, Inc.,
              Sr. Note,
              9.125%, 4/1/2006...................................      1,770,000
   2,000,000 Dura Operating Corp.,
              Sr. Sub. Note,
              9.00%, 5/1/2009 (a)................................      1,860,000
   1,500,000 Hayes Wheels Int'l., Inc.,
              Sr. Sub. Note, Ser. B,
              9.125%, 7/15/2007..................................      1,417,500
   2,000,000 Oxford Automotive, Inc., Sr. Sub. Note,
              10.125%, 6/15/2007.................................      1,850,000
   2,000,000 Universal Compression, Inc.,
              Sr. Note,
              9.875%, 2/15/2008..................................      1,200,000
                                                                    ------------
                                                                       8,097,500
                                                                    ------------
             Building, Construction & Furnishings - 1.9%
   1,000,000 Cathay Int'l. Ltd.,
              Sr. Note,
              13.00%, 4/15/2008 (a) .............................        515,000
   2,000,000 Del Webb Corp.,
              Sr. Sub. Debs.,
              10.25%, 2/15/2010..................................      1,850,000
     750,000 Schuler Homes, Inc.,
              Sr. Note,
              9.00%, 4/15/2008...................................        680,625
   2,000,000 Splitrock Services, Inc.,
              Sr. Note, Ser. B,
              11.75%, 7/15/2008..................................      1,810,000
                                                                    ------------
                                                                       4,855,625
                                                                    ------------
             Cable/Other Video Distribution - 0.4%
   1,000,000 Classic Cable, Inc.,
              Sr. Sub. Note,
              9.375%, 8/1/2009 (a)...............................        970,000
                                                                    ------------

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Chemical & Agricultural Products - 1.8%
 $ 3,000,000 Agriculture Minerals & Chemicals, Sr. Note,
              10.75%, 9/30/2003.................................   $  1,425,000
   1,700,000 Huntsman ICI Chemicals, Inc., Sr. Sub. Note,
              10.125%, 7/1/2009 (a).............................      1,674,500
   1,750,000 United Inds. Corp.,
              Sr. Sub. Note,
              9.875%, 4/1/2009 (a)..............................      1,513,750
                                                                   ------------
                                                                      4,613,250
                                                                   ------------
             Commercial Services - 2.5%
   1,000,000 AEP Industries,
              Sr. Sub. Note,
              9.875%, 11/15/2007................................        950,000
     600,000 Anchor Lamina, Inc.,
              Sr. Sub. Note,
              9.875%, 2/1/2008..................................        519,000
   2,600,000 Biovail Corp. Int'l.,
              Sr. Note,
              10.875%, 11/15/2005...............................      2,697,500
   1,000,000 Building One Services Corp.,
              Sr. Sub. Note,
              10.50%, 5/1/2009..................................        927,500
   1,250,000 Group Maintenance America Corp.,
              Sr. Sub. Note,
              9.75%, 1/15/2009..................................      1,228,125
                                                                   ------------
                                                                      6,322,125
                                                                   ------------
             Communication Systems & Services - 15.0%
   1,000,000 Airgate PCS, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 13.50%),
              0.00%, 10/1/2009 (b)..............................        550,000
   1,000,000 Cadmus Communications Corp., Sr. Sub. Note,
              9.75%, 6/1/2009...................................      1,001,250
   1,000,000 Capstar Broadcasting Partners, Sr. Disc. Note,
              12.75%, 2/1/2009..................................        845,000
   4,000,000 Century Communications Corp., Sr. Disc. Note, Step
              Bond, (Eff. Yield 8.85%),
              0.00%, 1/15/2008 (b)..............................      1,740,000
   1,500,000 Chancellor Media Corp.,
              Sr. Sub. Note,
              9.00%, 10/1/2008..................................      1,526,250
             Charter Communications Holdings, Sr. Note:
   1,300,000 8.25%, 4/1/2007 (a)................................      1,220,375
   1,200,000 8.625%, 4/1/2009 (a)...............................      1,140,000
     400,000 Citadel Broadcasting Co., Sr. Sub. Note,
              9.25%, 11/15/2008.................................        394,000
   1,500,000 Crown Castle Int'l. Corp., Sr. Disc. Note, Step
              Bond, (Eff. Yield 10.74%),
              0.00%, 11/15/2007 (b).............................      1,050,000

                                   EVERGREEN
                                High Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                               Value

 CORPORATE BONDS - continued
             Communication Systems & Services - continued
 $ 1,500,000 Diamond Cable Communications, Sr. Disc. Note, Step
              Bond, (Eff. Yield 10.29%),
              0.00%, 12/15/2005 (b)...............................   $  1,342,500
   1,175,000 Frontiervision Holdings LP, Sr. Disc. Note, Step
              Bond, (Eff. Yield 9.98%),
              0.00%, 9/15/2007 (b)................................        998,750
   3,500,000 Intermedia Communications, Inc., Sr. Disc. Note, Step
              Bond, (Eff. Yield 11.08%),
              0.00%, 5/15/2006 (b)................................      2,800,000
             Level 3 Communications, Inc.:
   2,000,000 Sr. Disc. Note, Step Bond,
             (Eff. Yield 10.58%),
             0.00%, 12/1/2008 (b).................................      1,132,500
   1,000,000 Sr. Note,
             9.125%, 5/1/2008.....................................        908,750
   1,900,000 Metromedia Fiber Network, Inc., Sr. Note,
              10.00%, 11/15/2008..................................      1,843,000
   1,500,000 Metronet Communications Corp., Sr. Disc. Note, Step
              Bond, (Eff. Yield 9.87%),
              0.00%, 6/15/2008 (b)................................      1,170,000
   2,000,000 Microcell Telecommunications, Inc., Sr. Disc. Note,
              Step Bond, Ser. B, (Eff. Yield 11.42%),
              0.00%, 6/1/2006 (b).................................      1,680,000
             Nextel Communications, Inc.:
   2,000,000 Sr. Disc. Note,
             9.75%, 8/15/2004.....................................      2,027,500
   2,000,000 Sr. Disc. Note, Step Bond, (Eff. Yield 10.67%),
             0.00%, 9/15/2007 (b).................................      1,490,000
   1,000,000 Sr. Secd. Note,
             12.00%, 11/1/2008....................................      1,120,000
   1,950,000 Nextlink Communications, Inc., Sr. Note,
              10.75%, 6/1/2009....................................      1,964,625
     700,000 Northland Cable Television, Inc., Sr. Sub. Note,
              10.25%, 11/15/2007..................................        701,750
   2,000,000 NTL Communications Corp., Sr. Disc. Note, Step Bond,
              (Eff. Yield 11.09%),
              0.00%, 10/1/2008 (b)................................      1,365,000
   1,000,000 Paging Network, Inc.,
              Sr. Sub. Note,
              8.875%, 2/1/2006....................................        285,000
   2,000,000 Price Communications Wireless, Inc., Sr. Sub. Note,
              11.75%, 7/15/2007...................................      2,195,000
   2,000,000 Startec Global Communications Corp., Sr. Note,
              12.00%, 5/15/2008...................................      1,820,000
   3,000,000 United Int'l. Holdings, Inc.,
              Sr. Secd. Note, Step Bond,
              (Eff. Yield 10.39%)
              0.00%, 2/15/2008....................................      1,826,250

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Communication Systems & Services - continued
             Worldwide Fiber, Inc.:
 $ 1,000,000 Sr. Note,
             12.50%, 12/15/2005.................................   $  1,017,500
   1,000,000 Sr. Note,
             12.00%, 8/1/2009 (a)...............................        985,000
                                                                   ------------
                                                                     38,140,000
                                                                   ------------
             Consumer Products & Services - 7.7%
   2,100,000 Amazon.com, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 10.08%),
              0.00%, 5/1/2008 (b)...............................      1,375,500
   1,500,000 Decision One Holdings Corp.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 12.11%),
              0.00%, 8/1/2008 (b)...............................         13,125
   2,500,000 Musicland Group, Inc.,
              Sr. Sub. Note,
              9.875%, 3/15/2008.................................      2,312,500
   2,000,000 Nationsrent, Inc.,
              Sr. Sub. Note,
              10.375%, 12/15/2008...............................      1,985,000
   1,150,000 Outsourcing Services Group, Inc.,
              Sr. Sub. Note, Ser. B, 10.875%, 3/1/2006..........      1,063,750
   2,500,000 Pantry, Inc.,
              Gtd. Note,
              10.25%, 10/15/2007................................      2,506,250
   2,000,000 Pinnacle Holdings, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 10.10%),
              0.00%, 3/15/2008 (b)..............................      1,150,000
   2,500,000 Premier Graphics, Inc.,
              Sr. Gtd. Note,
              11.50%, 12/1/2005.................................      2,325,000
   2,000,000 Sleepmaster LLC,
              Sr. Sub. Note,
              11.00%, 5/15/2009 (a).............................      2,005,000
             Verio, Inc.,
              Sr. Note:
   1,500,000 10.375%, 4/1/2005..................................      1,496,250
   1,000,000 11.25%, 12/1/2008..................................      1,027,500
   2,400,000 Weight Watchers Int'l., Inc., Sr. Sub. Note,
              13.00%, 10/1/2009 (a).............................      2,400,000
                                                                   ------------
                                                                     19,659,875
                                                                   ------------
             Diversified Companies - 1.1%
   1,000,000 Blount, Inc.,
              Sr. Note,
              13.00%, 8/1/2009 (a)..............................      1,036,250
   2,450,000 Pioneer Amers Acquisition Corp., Sr. Secd. Note,
              Ser. B, 9.25%, 6/15/2007..........................      1,886,500
                                                                   ------------
                                                                      2,922,750
                                                                   ------------
             Education - 0.4%
   1,250,000 La Petite Academy, Inc.,
              Sr. Note, Ser. B,
              10.00%, 5/15/2008.................................      1,056,250
                                                                   ------------

                                   EVERGREEN
                                High Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                              Value

 CORPORATE BONDS - continued
             Electrical Equipment & Services - 0.2%
 $   500,000 Integrated Electrical Services, Sr. Sub. Note,
              9.375%, 2/1/2009...................................   $    492,500
                                                                    ------------
             Electronic Equipment & Services - 0.9%
   2,000,000 CHS Electronics, Inc.,
              Sr. Note,
              9.875%, 4/15/2005..................................        310,000
   2,000,000 Fairchild Semiconductor Corp.,
              Sr. Sub. Note,
              10.375%, 10/1/2007 (a).............................      1,995,000
                                                                    ------------
                                                                       2,305,000
                                                                    ------------
             Finance & Insurance - 0.7%
   1,500,000 Aetna Inds., Inc.,
              Sr. Note,
              11.875%, 10/1/2006.................................      1,693,125
                                                                    ------------
             Food & Beverage Products - 3.3%
   2,500,000 Agrilink Foods, Inc.,
              Sr. Sub. Note,
              11.875%, 11/1/2008.................................      2,212,500
   2,625,000 Del Monte Foods Co.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 10.51%),
              0.00%, 12/15/2007 (b)..............................      1,995,000
   2,500,000 Luiginos, Inc.,
              Sr. Sub. Note,
              10.00%, 2/1/2006...................................      2,350,000
   2,000,000 Vlasic Foods Int'l., Inc.,
              Sr. Sub. Note,
              10.25%, 7/1/2009 (a)...............................      1,810,000
                                                                    ------------
                                                                       8,367,500
                                                                    ------------
             Gaming - 5.9%
   2,375,000 Argosy Gaming Co.,
              Sr. Sub. Note,
              10.75%, 6/1/2009 (a)...............................      2,461,094
   1,500,000 Coast Hotels & Casinos, Inc., Sr. Sub. Note,
              9.50%, 4/1/2009....................................      1,417,500
   1,500,000 Hollywood Casino Corp., Sr. Secd. Note,
              11.25%, 5/1/2007 (a)...............................      1,515,000
   2,225,000 Hollywood Park, Inc.,
              Sr. Sub. Note, Ser. B,
              9.50%, 8/1/2007....................................      2,180,500
   1,000,000 Horseshoe Gaming LLC, Sr. Sub. Note,
              8.625%, 5/15/2009 (a)..............................        955,000
   2,125,000 Isle Capri Casinos, Inc.,
              Sr. Sub. Note,
              8.75%, 4/15/2009...................................      1,960,312
   1,500,000 Majestic Star Casino LLC, Sr. Secd. Note,
              10.875%, 7/1/2006 (a)..............................      1,477,500

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Gaming - continued
             Premier Parks, Inc.,
 $ 3,000,000  Sr. Disc. Note, Step Bond, (Eff. Yield 9.55%),
              0.00%, 4/1/2008 (b)...............................   $  1,920,000
   1,000,000 Sr. Note,
             9.75%, 6/15/2007...................................        975,000
                                                                   ------------
                                                                     14,861,906
                                                                   ------------
             Hospitals/Nursing Homes/
              Healthcare - 3.2%
   1,400,000 Lifepoint Hospitals Holdings, Inc.,
              Sr. Sub. Note,
              10.75%, 5/15/2009 (a).............................      1,393,000
   2,500,000 Oxford Health Plans, Inc.,
              Sr. Note,
              11.00%, 5/15/2005 (a).............................      2,493,750
   2,500,000 Tenet Healthcare Corp.,
              Sr. Sub. Note,
              8.625%, 1/15/2007.................................      2,387,500
   2,000,000 Triad Hospitals Holdings,
              11.00%, 5/15/2009.................................      1,990,000
                                                                   ------------
                                                                      8,264,250
                                                                   ------------
             Industrial Specialty Products & Services - 1.9%
   1,000,000 American Plumbing & Mechanical Co., Sr. Sub. Note,
              11.625%, 10/15/2008 (a)...........................        895,000
   1,000,000 Hydrochemical Industrial Services, Inc., Sr. Sub.
              Note, Ser. B, 10.375%, 8/1/2007...................        875,000
   1,000,000 Intersil Corp.,
              Sr. Sub. Note,
              13.25%, 8/15/2009.................................      1,042,500
   2,000,000 Muzak LLC/Muzak Finance Corp., Sr. Sub. Note,
              9.875%, 3/15/2009 (a).............................      1,910,000
                                                                   ------------
                                                                      4,722,500
                                                                   ------------
             Iron & Steel - 0.6%
   1,500,000 Ucar Global Enterprises, Inc., Sr. Sub. Note,
              12.00%, 1/15/2005.................................      1,569,375
                                                                   ------------
             Machinery - Diversified - 1.4%
   2,000,000 Terex Corp.,
              Sr. Sub. Note,
              8.875%, 4/1/2008..................................      1,890,000
   2,000,000 W.R. Carpenter North America, Inc., Sr. Sub. Note,
              10.625%, 6/15/2007................................      1,680,000
                                                                   ------------
                                                                      3,570,000
                                                                   ------------
             Manufacturing - Distributing - 2.8%
   2,000,000 Decora Inds., Inc.,
              Sr. Secd. Note,
              11.00%, 5/1/2005..................................      1,820,000
   1,500,000 Delta Mills, Inc.,
              Sr. Note, Ser. B,
              9.625%, 9/1/2007..................................      1,177,500

                                   EVERGREEN
                                High Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Manufacturing -
              Distributing - continued
 $ 2,500,000 Tekni Plex, Inc.,
              Sr. Sub. Note, Ser. B,
              11.25%, 4/1/2007..................................   $  2,625,000
   1,475,000 Venture Holdings Trust,
              Sr. Note,
              11.00%, 6/1/2007 (a)..............................      1,452,875
                                                                   ------------
                                                                      7,075,375
                                                                   ------------
             Oil/Energy - 4.9%
   1,000,000 Canadian Forest Oil Ltd., Sr. Sub. Note,
              8.75%, 9/15/2007..................................        967,500
             Cross Timbers Oil Co.,
              Sr. Sub. Note, Ser. B:
   1,120,000 8.75%, 11/1/2009...................................      1,083,600
   1,000,000 9.25%, 4/1/2007....................................        992,500
   1,200,000 Eott Energy Partners LP,
              Sr. Note,
              11.00%, 10/1/2009.................................      1,212,000
   1,500,000 Forest Oil Corp.,
              Sub. Gtd. Note,
              10.50%, 1/15/2006.................................      1,552,500
   1,000,000 Houston Exploration Co., Sr. Sub. Note,
              8.625%, 1/1/2008..................................        975,000
   2,000,000 Pride Petroleum Services, Inc., Sr. Note,
              9.375%, 5/1/2007..................................      2,020,000
   2,600,000 Swift Energy Co.,
              Sr. Sub. Note,
              10.25%, 8/1/2009..................................      2,613,000
   1,000,000 Tesoro Petroleum Corp., Sr. Sub. Note, Ser. B,
              9.00%, 7/1/2008...................................        985,000
                                                                   ------------
                                                                     12,401,100
                                                                   ------------
             Paper & Packaging - 2.3%
   2,000,000 Pacific Papers, Inc.,
              Sr. Note,
              10.00%, 3/15/2009.................................      2,040,000
   1,750,000 Packaging Corp. America, Sr. Sub. Note,
              9.625%, 4/1/2009 (a)..............................      1,776,250
   2,000,000 Repap New Brunswick, Inc., Sr. Secd. Note, 1st
              Priority,
              9.00%, 6/1/2004...................................      1,920,000
                                                                   ------------
                                                                      5,736,250
                                                                   ------------
             Pharmaceuticals - 1.4%
     525,000 Express Scripts, Inc.,
              Sr. Note,
              9.625%, 6/15/2009.................................        535,500
   3,000,000 King Pharmaceuticals, Inc., Sr. Sub. Note,
              10.75%, 2/15/2009.................................      3,105,000
                                                                   ------------
                                                                      3,640,500
                                                                   ------------
             Real Estate - 0.8%
   2,000,000 Intrawest Corp.,
              Sr. Note,
              9.75%, 8/15/2008..................................      1,930,000
                                                                   ------------

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Retailing & Wholesale - 4.7%
 $ 2,000,000 Big 5 Corp.,
              Sr. Note, Ser. B,
              10.875%, 11/15/2007...............................   $  1,975,000
   1,250,000 Community Distributors, Inc., Sr. Note, Ser. B,
              10.25%, 10/15/2004................................      1,071,875
   1,500,000 French Fragrances, Inc.,
              Sr. Note, Ser. B,
              10.375%, 5/15/2007................................      1,432,500
   2,500,000 K Mart Corp.,
              Debentures,
              7.95%, 2/1/2023...................................      2,272,960
   2,000,000 Owens & Minor, Inc.,
              Sr. Sub. Note,
              10.875%, 6/1/2006.................................      2,030,000
   1,500,000 Pathmark Stores, Inc.,
              Sub. Note,
              11.625%, 6/15/2002................................      1,477,500
   1,635,000 Phar Mor, Inc.,
              Note,
              11.72%, 9/11/2002.................................      1,618,650
                                                                   ------------
                                                                     11,878,485
                                                                   ------------
             Telecommunication Services & Equipment - 10.8%
   1,000,000 Allegiance Telecom, Inc.,
              Sr. Note,
              12.875%, 5/15/2008................................      1,085,000
     500,000 American Cellular Corp.,
              Sr. Note,
              10.50%, 5/15/2008.................................        516,250
   2,000,000 AMSC Acquisition, Inc.,
              Sr. Note,
              12.25%, 4/1/2008..................................      1,430,000
   2,350,000 Centennial Cellular Operating Co., Sr. Sub. Note,
              10.75%, 12/15/2008................................      2,455,750
   2,000,000 Filtronic Plc,
              Sr. Note,
              10.00%, 12/1/2005 (a).............................      1,955,000
   2,000,000 Hermes Europe Railtel BV,
              Sr. Note,
              11.50%, 8/15/2007.................................      2,025,000
   1,770,000 ICG Holdings, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 12.32%),
              0.00%, 5/1/2006 (b)...............................      1,354,050
   1,200,000 Insight Midwest LP,
              Sr. Note,
              9.75%, 10/1/2009 (a)..............................      1,209,000
   1,650,000 KMC Telecom Holdings, Inc.,
              Sr. Note,
              13.50%, 5/15/2009 (a).............................      1,625,250
   2,000,000 McLeod USA, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 9.75%),
              0.00%, 3/1/2007 (b)...............................      1,585,000
   1,000,000 Omnipoint Corp.,
              Sr. Note,
              11.50%, 9/15/2009 (a).............................      1,035,000

                                   EVERGREEN
                                High Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                              Value

 CORPORATE BONDS - continued
             Telecommunication Services & Equipment - continued
             Primus Telecommunications Group, Sr. Note:
 $   750,000 11.25%, 1/15/2009...................................   $    712,500
   1,000,000 11.75%, 8/1/2004....................................        980,000
             PSINet, Inc.:
             Sr. Note,
   2,000,000 11.50%, 11/1/2008...................................      2,025,000
   1,000,000 11.00%, 8/1/2009 (a)................................        992,500
             Sprint Spectrum LP:
   1,000,000 Sr. Disc. Note, Step Bond,
             (Eff. Yield 9.80%),
             0.00%, 8/15/2006 (b) ...............................        925,000
   1,000,000 Sr. Note,
             11.00%, 8/15/2006...................................      1,125,000
             Telewest Communications PLC,
              Sr. Disc. Note, Step Bond:
   1,500,000 (Eff. Yield 11.09%),
             0.00%, 10/1/2007 (b)................................      1,346,250
     500,000 (Eff. Yield 9.55%),
             0.00%, 4/15/2009 (a)(b).............................        305,000
   4,000,000 Triton PCS, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 12.57%),
              0.00%, 5/1/2008 (b)................................      2,710,000
                                                                    ------------
                                                                      27,396,550
                                                                    ------------
             Textile & Apparel - 1.8%
     200,000 Consoltex Group,
              Sr. Sub. Note, Ser. B,
              11.00%, 10/1/2003..................................        201,000
   1,000,000 Panolam Inds. Int'l., Inc.,
              Sr. Sub. Note,
              11.50%, 2/15/2009 (a)..............................      1,005,000
   1,500,000 Simmons Co.,
              Sr. Sub. Note,
              10.25%, 3/15/2009..................................      1,485,000
   2,000,000 Supreme Int'l. Corp.,
              Sr. Sub. Note,
              12.25%, 4/1/2006...................................      1,970,000
                                                                    ------------
                                                                       4,661,000
                                                                    ------------
             Transportation - 1.0%
   1,000,000 American Commercial Lines LLC,
              Sr. Note,
              10.25%, 6/30/2008..................................        987,500
   1,335,000 Greyhound Lines, Inc.,
              Sr. Note, Ser. B,
              11.50%, 4/15/2007..................................      1,503,911
                                                                    ------------
                                                                       2,491,411
                                                                    ------------
             Total Corporate Bonds
              (cost $230,528,488)................................    218,081,265
                                                                    ------------

  Principal
   Amount                                                              Value

 YANKEE OBLIGATIONS - 0.9%
              Communication Systems & Services - 0.9%
 $ 2,500,000  Clearnet Communications, Inc.,
               Sr. Disc. Note, Step Bond,
               (Eff. Yield 13.65%),
               0.00%, 12/15/2005 (b) (cost $2,355,839)...........   $  2,368,750
                                                                    ------------
   Shares                                                              Value

 WARRANTS - 0.1%
              Commercial Services - 0.1%
       2,000* Splitrock Services, Inc., .........................        144,000
                                                                    ------------
              Communication Systems & Services - 0.0%
       2,000* Startec Global Communications Corp.................          2,000
                                                                    ------------
              Telecommunication Services & Equipment - 0.0%
       2,000* American Mobile Satellite Corp., ..................         79,000
                                                                    ------------
              Total Warrants
               (cost $33,218)....................................        225,000
                                                                    ------------
 COMMON STOCKS - 0.6%
              Communication Systems & Services - 0.6%
      64,002* Price Communications Wireless, Inc.,
               (cost $819,062)...................................      1,604,050
                                                                    ------------
 PREFERRED STOCKS - 0.5%
              Telecommunication Services & Equipment - 0.5%
      11,170* Rural Cellular Corp.
               (cost $898,635)...................................      1,139,340
                                                                    ------------

  Principal
   Amount                                                              Value

 SHORT-TERM INVESTMENTS - 11.2%
             Repurchase Agreement -
               11.2%
 $28,330,545 State Street Bank &
              Trust Co.,
              5.28%, purchased
              9/30/1999, maturing
               10/1/1999
              maturity value
              $28,334,700
              (cost $28,330,545)
              (c).........................................            28,330,545
                                                                    ------------

              Total Investments -
               (cost $262,965,787)........................    99.2%  251,748,950
              Other Assets and
               Liabilities - net..........................     0.8     1,994,796
                                                             -----  ------------
              Net Assets..................................   100.0% $253,743,746
                                                             =====  ============

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.
(b) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(c) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
*   Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Municipal Income Fund
                            Schedule of Investments
                               September 30, 1999

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 99.2%
             Alaska - 1.4%
 $ 1,580,000 Alaska Hsg. Fin. Corp. RB, Ser. A2, 5.75%,
              6/1/2024..........................................   $  1,533,295
                                                                   ------------
             Arizona - 1.4%
   1,430,000 Pima Cnty., AZ
              IDRB, Lease Obl.,
              7.25%, 7/15/2010, (FSA)...........................      1,551,235
                                                                   ------------
             California - 6.5%
   2,500,000 Alameda Corridor Trans. Auth. RB, Ser. 1999A,
              (Eff. Yield 5.26%)
              0.00%, 10/1/2033, (MBIA) (a)......................        338,525
   1,070,000 California Statewide CDA, Spl. Assmt., RB, United
              Air Lines Inc. Proj., 5.625%, 10/1/2034...........        978,226
   1,915,000 East Bay, CA
              Muni. Util. Dist. Wst. Wtr. RB, Refunding Sub.,
              4.75%, 6/1/2021, (FGIC)...........................      1,672,963
   1,000,000 Fontana, CA
              COP, Refunding Proj.,
              5.00%, 9/1/2017, (AMBAC)..........................        931,590
   1,000,000 San Diego, CA
              Unified Sch. Dist. GO, Ser. A,
              (Eff. Yield 5.30%)
              0.00%, 7/1/2019, (FGIC) (a).......................        319,180
   1,000,000 San Francisco, CA
              City & Cnty. RB, Int'l. Arpt. Proj., Ser. 8A,
              6.30%, 5/1/2025, (FGIC)...........................      1,038,870
   2,000,000 Univ. of CA RB, Multiple Purpose Proj., Ser. C,
              4.75%, 9/1/2016, (AMBAC)..........................      1,809,580
                                                                   ------------
                                                                      7,088,934
                                                                   ------------
             Colorado - 5.5%
     405,000 Colorado HFA, SFHRB, Ser. A3, 7.00%, 11/1/2024.....        422,338
             Denver, CO, City & Cnty., Arpt. RB:
   1,000,000 Ser. D,
             7.75%, 11/15/2013..................................      1,176,490
   1,555,000 Unrefunded Balance, Ser. A, 8.50%, 11/15/2023......      1,647,305
   3,000,000 Jefferson Cnty., CO RB 5.00%, 11/1/2018, (FGIC)....      2,751,060
                                                                   ------------
                                                                      5,997,193
                                                                   ------------
             Connecticut - 0.9%
   1,000,000 Connecticut Dev. Auth. Wtr. Facs. RB, Bridgeport
              Hydraulic Proj., 6.15%, 4/1/2035..................      1,011,490
                                                                   ------------
             District of Columbia - 0.8%
   1,000,000 District Columbia GO, Ser. B, 5.25%, 6/1/2026,
              (FSA).............................................        902,000
                                                                   ------------
             Florida - 1.2%
   1,250,000 Hillsborough Cnty., FL
              IDA PCRB, Tampa Elec. Co. Proj.,
              6.25%, 12/1/2034, (MBIA)..........................      1,307,737
                                                                   ------------

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Georgia - 2.3%
 $1,500,000 George L. Smith, GA
             World Congress Ctr. Auth. RB, Domed Stadium Proj.,
             5.50%, 7/1/2020, (MBIA)............................   $  1,384,800
  1,000,000 Monroe Cnty., GA
             IDA PCRB, Oglethorpe Pwr. Corp. Scherer,
             6.75%, 1/1/2010....................................      1,100,870
                                                                   ------------
                                                                      2,485,670
                                                                   ------------
            Idaho - 2.7%
            Idaho HFA SFHRB:
  2,000,000 Sr. Ser. E2,
            5.70%, 7/1/2019, (FHA)..............................      1,958,080
  1,000,000 Sr. Ser. G2,
            6.00%, 7/1/2029.....................................      1,001,460
                                                                   ------------
                                                                      2,959,540
                                                                   ------------
            Illinois - 9.2%
    970,000 Broadview, IL
             Tax Increment RB, Sr. Lien,
             8.25%, 7/1/2013 (b)................................      1,116,305
  2,475,000 Chicago Heights, IL
             Mtge. RB, Ser. B,
             (Eff. Yield 7.375%)
             0.00%, 6/1/2009 (a)................................      1,258,909
  2,000,000 Chicago, IL, O'Hare Intl. Arpt. Spl. Fac. RB, United
             Air Lines Proj., Ser. B,
             5.20%, 4/1/2011....................................      1,874,840
  2,000,000 Chicago, IL, Capital Appreciation GO
             (Eff. Yield 6.90%)
             0.00%, 7/1/2016, (AMBAC) (a).......................        706,100
  1,000,000 Illinois Hlth. Facs. Auth. RB, Midwest Physician
             Group Ltd., 5.50%, 11/15/2019......................        890,630
  2,000,000 Kane Cnty., IL
             Sch. Dist. No. 129 GO, Aurora West Side Proj.,
             5.50%, 2/1/2011, (FGIC)............................      2,029,160
            Metropolitan Pier & Exposition, IL Auth. RB:
  1,950,000 McCormick Plan Expansion:
            (Eff. Yield 6.75%)
            0.00%, 6/15/2021, (FGIC) (a)........................        541,944
  1,000,000 5.50%, 12/15/2024, (FGIC)...........................        952,810
  1,650,000 St. Clair Cnty., IL
             Pub. Bldg. RB, Capital Appreciation, Ser. B,
             (Eff. Yield 5.95%)
             0.00%, 12/1/2016, (FGIC) (a).......................        613,585
                                                                   ------------
                                                                      9,984,283
                                                                   ------------
            Indiana - 0.3%
  1,000,000 Indiana Trans. Fin. Auth. Hwy. RB, Ser. A,
             (Eff. Yield 6.25%)
             0.00%, 6/1/2017, (AMBAC) (a).......................        361,930
                                                                   ------------
            Iowa - 0.6%
    625,000 Iowa Student Loan Liquidity Corp. RB, Ser. I, (Gtd.
             Student Loans)
             6.95%, 3/1/2006....................................        655,800
                                                                   ------------

                                   EVERGREEN
                             Municipal Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Kentucky - 1.4%
 $1,400,000 Kenton Cnty., KY
             Arpt. Board, Arpt. RB, Spl. Facs. Delta Airlines
             Proj., 7.50%, 2/1/2020.............................   $  1,484,784
                                                                   ------------
            Louisiana - 1.8%
  2,000,000 New Orleans, LA
             GO, Refunding,
             5.50%, 12/1/2021...................................      1,969,640
                                                                   ------------
            Maine - 0.6%
    575,000 Maine Hsg. Auth. Mtge. Purchase RB, Ser. C2,
             6.875%, 11/15/2023.................................        597,822
                                                                   ------------
            Massachusetts - 3.1%
            Massachusetts HFA SFHRB:
    960,000  Ser. 59,
             5.40%, 6/1/2020, (MBIA)............................        904,128
  1,500,000 Ser. 73,
            5.90%, 12/1/2019, (FSA).............................      1,502,055
  1,000,000 Massachusetts Hlth. & Edl. Fac. Auth. RB, St. Mem.
             Med. Ctr., Ser. A, 6.00%, 10/1/2023................        923,720
                                                                   ------------
                                                                      3,329,903
                                                                   ------------
            Michigan - 1.6%
  1,000,000 Muskegon Cnty., MI
             Bldg. Auth. RB, Refunding,
             4.70%, 9/1/2014, (AMBAC)...........................        903,220
  1,000,000 Wayne Charter Cnty., MI
             Arpt. RB, Detroit Metropolitan Wayne Cnty. Arpt.
             Proj.,
             5.00%, 12/1/2028...................................        860,550
                                                                   ------------
                                                                      1,763,770
                                                                   ------------
            Minnesota - 0.6%
    750,000 Marshall, MN
             Med. Ctr. Gross RB, Weiner Mem. Med. Ctr. Proj.,
             6.00%, 11/1/2028...................................        700,328
                                                                   ------------
            Mississippi - 2.1%
            Mississippi Business Fin. Corp. PCRB, Sys. Energy
  1,500,000  Resources Inc. Proj.: 5.875%, 4/1/2022.............      1,394,985
  1,000,000 5.90%, 5/1/2022.....................................        932,770
                                                                   ------------
                                                                      2,327,755
                                                                   ------------
            Montana - 2.1%
  2,355,000 Montana Hsg. Board SFHRB, Ser. A2, 5.65%,
             12/1/2020..........................................      2,284,162
                                                                   ------------
            Nebraska - 3.1%
  2,560,000 American Pub. Energy Agcy. NE Gas Supply RB, NE Pub.
             Gas Agcy. Proj., Ser. A,
             4.375%, 6/1/2010, (AMBAC)..........................      2,378,803
  1,000,000 Nebraska Pub. Gas Agcy. Supply RB, Ser. A,
             5.00%, 4/1/2000....................................      1,004,160
                                                                   ------------
                                                                      3,382,963
                                                                   ------------

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Nevada - 2.1%
 $2,000,000 Clark Cnty., NV
             IDRB, NV Pwr. Co. Proj., Ser. B,
             5.90%, 10/1/2030...................................   $  1,881,240
    395,000 Henderson, NV
             Local Impt. Dist. RB, No. T4, Ser. A,
             8.50%, 11/1/2012...................................        408,146
                                                                   ------------
                                                                      2,289,386
                                                                   ------------
            New Hampshire - 0.8%
    890,000 New Hampshire Higher Edl. & Fac. RB, Daniel Webster
             College Issue, 6.10%, 7/1/2009.....................        868,186
                                                                   ------------
            New Jersey - 2.7%
            New Jersey EDA RB:
  1,000,000 Arbor Glen Proj., Ser. A, 6.00%, 5/15/2028..........        939,020
  1,000,000 Continental Airlines, Inc. Proj., 6.25%, 9/15/2019..        979,880
  1,040,000 Ocean Cnty., NJ
             Util. Auth. Wst. Wtr. RB, Ser. A,
             4.00%, 1/1/2008....................................        969,072
                                                                   ------------
                                                                      2,887,972
                                                                   ------------
            New Mexico - 1.5%
  1,750,000 New Mexico Edl. Assistance Foundation RB, Ser. C1,
             (Gtd. Student Loans)
             5.50%, 11/1/2010 ..................................      1,657,040
                                                                   ------------
            New York - 7.8%
    455,000 Clifton Springs, NY
             Hosp. & Clinic RB, Refunding,
             8.00%, 1/1/2020....................................        495,277
  1,000,000 Metro Trans. Auth. NY Svcs. RB, Transport Facs.
             Proj., Ser. 7, 4.75%, 7/1/2019.....................        858,510
  2,005,000 Nassau Cnty., New York GO, General Impt., Ser. B,
             5.25%, 6/1/2015....................................      1,940,419
            New York City, NY GO:
     60,000 Prerefunded, Ser. H, 7.20%, 2/1/2013................         64,644
  1,500,000 Ser. L,
            5.625%, 8/1/2007....................................      1,562,925
    120,000 Unrefunded Balance, Ser. H, 7.20%, 2/1/2013.........        127,613
  1,000,000 New York Dormitory Auth. RB, Secd. Hosp. Wyckoff
             Hts. Proj., 5.20%, 2/15/2014.......................        949,460
  1,000,000 New York Mtge. Agcy. RB, Ser. 69, 5.50%, 10/1/2028..        940,800
  1,500,000 Port Auth. NY & NJ RB 5.875%, 9/15/2015, (FGIC).....      1,522,335
                                                                   ------------
                                                                      8,461,983
                                                                   ------------
            North Carolina - 2.2%
  1,000,000 North Carolina, Eastern Muni. Pwr. Agcy., Pwr. Sys
             RB, Ser. A, 5.70%, 1/1/2013, (MBIA)................      1,020,770

                                   EVERGREEN
                             Municipal Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            North Carolina - continued
            Sampson Area Dev. Corp. NC RB: 4.70%, 6/1/2014,
 $1,000,000  (MBIA).............................................   $    904,250
    500,000 4.75%, 6/1/2024, (MBIA).............................        422,310
                                                                   ------------
                                                                      2,347,330
                                                                   ------------
            North Dakota - 0.9%
  1,000,000 Devils Lake, ND
             Hlth. Care Facs. RB, Refunding & Impt. Lake Region
             Lutheran Proj.,
             6.10%, 10/1/2023...................................        924,390
                                                                   ------------
            Ohio - 1.9%
  1,000,000 Cuyahoga Cnty., OH
             Hlth. Care Facs. RB, Refunding Benjamin Rose
             Institute Proj.,
             5.50%, 12/1/2028...................................        882,880
  1,260,000 Toledo Lucas Cnty., OH
             Port Auth. RB, Northwest OH Bond Fund Superior,
             5.40%, 5/15/2019...................................      1,154,437
                                                                   ------------
                                                                      2,037,317
                                                                   ------------
            Oklahoma - 0.5%
    540,000 Oklahoma City, OK
             Indl. & Cultural Facs. RB, Trigen Proj.,
             6.75%, 9/15/2017...................................        541,080
                                                                   ------------
            Oregon - 2.2%
  1,000,000 Klamath Falls, OR
             Elec. RB, Refunding Sr. Lien Klamath Cogen Proj.,
             6.00%, 1/1/2025....................................        946,550
  1,550,000 Multnomah Cnty., OR,
             COP, Ser. A,
             4.125%, 8/1/2007...................................      1,471,663
                                                                   ------------
                                                                      2,418,213
                                                                   ------------
            Pennsylvania - 1.9%
  1,000,000 Pennsylvania EDA Solid Wst. Disposal RB, USG Corp.
             Proj., 6.00%, 6/1/2031.............................        962,940
  1,075,000 Philadelphia, PA
             Hosp. & Higher Edl. Facs. RB, Temple Univ. Proj.,
             6.50%, 11/15/2008..................................      1,101,606
                                                                   ------------
                                                                      2,064,546
                                                                   ------------
            Rhode Island - 0.3%
    286,000 West Warwick, RI
             GO, Ser. A,
             7.30%, 7/15/2008...................................        308,874
                                                                   ------------
            South Dakota - 0.9%
  1,000,000 South Dakota Hsg. Dev. Auth. RB, Refunding
             Homeownership Mtge., Ser. G,
             5.95%, 5/1/2020....................................        996,420
                                                                   ------------

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Tennessee - 1.5%
 $1,500,000 Memphis Shelby Cnty., TN
             Arpt. Auth. RB, Federal Express Corp. Proj.,
             7.875%, 9/1/2009...................................   $  1,612,035
                                                                   ------------
            Texas - 12.6%
  1,000,000 Abilene, TX
             Hlth. Facs. Dev. RB, Sears Methodist Retirement
             Proj.,
             5.90%, 11/15/2025..................................        922,630
  2,000,000 Alliance Arpt. Auth., Inc., TX
             Spl. Facs. RB, Federal Express Corp. Proj.,
             6.375%, 4/1/2021...................................      2,017,560
  2,000,000 Brazos River Auth., TX
             RB, Refunding Houston Inds. Proj.,
             4.90%, 10/1/2015, (MBIA)...........................      1,837,500
    416,000 Brazos, TX
             Higher Ed. Auth. Inc. RB,
             Sub. Ser. C2,
             (Gtd. Student Loans)
             7.10%, 11/1/2004...................................        435,178
  1,000,000 Dallas Fort Worth, TX
             Int'l. Arpt. Fac. RB, American Airlines, Inc.
             Proj.,
             7.25%, 11/1/2030...................................      1,065,140
  2,000,000 Fort Worth, TX
             Higher Ed. Fin. Corp. RB, TX Christian Proj.,
             5.00%, 3/15/2027, (AMBAC)..........................      1,749,360
  1,000,000 Houston, TX
             Wtr. & Swr. Sys. RB, Jr. Lien, Ser. A,
             6.20%, 12/1/2025, (MBIA)...........................      1,083,180
  1,000,000 Lufkin, TX
             Hlth. Facs. Dev. Corp. RB, Mem. Hlth. Sys. of East
             TX, 5.70%, 2/15/2028...............................        910,070
            Matagorda Cnty., TX
             Navigation Dist. No. 1 RB:
  2,000,000 Houston Lighting Pwr. Co., 5.125%, 11/1/2028,
            (AMBAC).............................................      1,788,200
  1,000,000 Reliant Energy Proj., 5.95%, 5/1/2030...............        943,500
  1,000,000 Texas GO, Veterans Hsg. Assistance Program Fund,
             Ser. A, 5.65%, 12/1/2017...........................        978,820
                                                                   ------------
                                                                     13,731,138
                                                                   ------------
            Utah - 1.6%
    230,000 Bountiful, UT
             Hosp. RB, South Davis Community Hosp.,
             9.50%, 12/15/2018..................................        274,899
            Utah HFA SFHRB:
    425,000 Ser. A,
            7.20%, 1/1/2027, (FHA)..............................        439,675
  1,000,000 Sub. Ser. C2, Cl. II,
            5.75%, 7/1/2021, (FHA)..............................        978,060
                                                                   ------------
                                                                      1,692,634
                                                                   ------------

                                   EVERGREEN
                             Municipal Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Vermont - 1.4%
 $1,500,000 Vermont EDA RB, Wake Robin Corp. Proj., Ser. A,
             6.30%, 3/1/2033, (ACA).............................   $  1,495,740
                                                                   ------------
            Virginia - 0.8%
    800,000 Metropolitan Washington DC Arpt. Auth. RB, Ser. A,
             6.625%, 10/1/2019, (MBIA)..........................        846,272
                                                                   ------------
            Washington - 0.9%
  1,000,000 Washington HFA SFHRB, Ser. 4A, 5.40%, 12/1/2024,
             (GNMA/FNMA)........................................        938,530
                                                                   ------------
            West Virginia - 2.0%
  2,000,000 Harrison Cnty., WV
             Solid Wst. Disposal RB, West PA Pwr. Co. Proj.,
             6.75%, 8/1/2024, (AMBAC)...........................      2,141,380
                                                                   ------------
            Wisconsin - 3.5%
  1,500,000 Wisconsin Hlth. & Edl. Facs. RB, Franciscan Sisters
             Christian Proj., 5.50%, 2/15/2028..................      1,318,965
  2,500,000 Wisconsin Hsg. & EDA RB, Ser. G, 5.75%, 4/1/2030....      2,423,175
                                                                   ------------
                                                                      3,742,140
                                                                   ------------
            Total Municipal Obligations (cost $109,254,300).....    107,682,840
                                                                   ------------

   Shares                                                              Value

 SHORT-TERM INVESTMENTS - 1.1%
            Mutual Fund Shares - 0.2%
    232,586 Federated Municipal Obligation Fund..................   $    232,586
                                                                    ------------
 Principal
   Amount                                                              Value
            Alabama - 0.9%
 $1,000,000 Stevenson, AL
             IDRB, The Mead Corp. Proj.,
             4.00%, 10/1/1999,
             (LOC: Toronto Dominion Bank)........................      1,000,000
                                                                    ------------
            Total Short-Term Investments
             (cost $1,232,586)...................................      1,232,586
                                                                    ------------

            Total Investments -
             (cost $110,486,886).........................   100.3%  108,915,426
            Other Assets and
             Liabilities - net...........................    (0.3)     (312,141)
                                                            -----  ------------
            Net Assets...................................   100.0% $108,603,285
                                                            =====  ============

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce risk associated with such economic developments, at September 30, 1999, 46.7% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. At September 30, 1999, the Fund had securities backed by bond insurance of the following financial institutions representing more than 5% of net assets:

FGIC 13.2%
AMBAC 11.8%
MBIA 9.3%

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accrues until its maturity date.
(b) All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open future contracts.

Summary of Abbreviations:
ACA  American Capital Access
AMBAC American Municipal Bond Assurance Corporation
CDA  Community Development Authority
COP  Certificates of Participation
EDA  Environmental Development Authority
FGIC Financial Guaranty Insurance Corporation
FHA  Federal Housing Authority
FNMA Federal National Mortgage Association
FSA  Financial Security Assurance Corporation
GNMA Government National Mortgage Association
GO   General Obligation
HFA  Housing Finance Authority
IDA  Industrial Development Authority
IDRB Industrial Development Revenue Bond
LOC  Letter of Credit
MBIA Municipal Bond Investors Assurance Corporation
PCRB Pollution Control Revenue Bond
RB   Revenue Bond
SFHRB Single Family Housing Revenue Bond

 FUTURES CONTRACTS - SHORT POSITIONS

                                       Initial Contract      Value at      Unrealized
  Expiration     Number of Contracts        Amount      September 30, 1999    Gain
 ------------------------------------------------------------------------------------
  December
   1999        48 Municipal Bond Index    $5,407,497        $5,389,500      $17,997

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Quality Income Fund
                            Schedule of Investments
                               September 30, 1999

  Principal
   Amount                                                           Value

 ASSET-BACKED SECURITIES - 13.9%
             Advanta Mtge. Loan Trust:
  $  811,090 Ser. 1993-3, Class A-5,
             5.55%, 1/25/2025.................................   $    782,925
     563,144 Ser. 1993-4, Class A-2,
             5.55%, 3/25/2010.................................        553,540
     678,826 AFG Receivables Trust,
              7.00%, 2/15/2003................................        679,868
   2,535,000 Capital One Master Trust,
              5.43%, 1/15/2007................................      2,441,395
   6,500,000 CS First Boston Mtge. Secs. Corp., Ser. 1996-2,
              Class A-6,
              7.18%, 2/25/2018................................      6,476,567
   3,005,000 Discover Card Master Trust I,
              Ser. 1998-7, Class A,
              5.60%, 5/16/2006................................      2,894,191
             Equifax Credit Corp. Home Equity Loan Trust:
   1,026,838 Ser. 1994-1, Class B,
             5.75%, 3/15/2009.................................      1,010,536
   2,370,000 Ser. 1998-2, Class A-F,
             6.159%, 4/15/2008................................      2,300,097
     225,470 Fifth Third Bank Auto Grantor Trust,
              6.20%, 9/15/2001................................        225,715
   2,700,000 First USA Credit Card Master Trust,
              5.28%, 9/18/2006................................      2,571,467
   3,900,000 Green Tree Fin. Corp.,
              Ser. 1999-A, Class A-5,
              6.13%, 2/15/2019................................      3,791,560
   4,000,000 JCP Master Credit Card Trust,
              5.50%, 6/15/2007................................      3,849,820
     416,074 Old Stone Credit Corp. Home Equity Loan Trust,
              Ser. 1993-1, Class B-1,
              6.00%, 3/15/2008................................        416,043
                                                                 ------------
             Total Asset-Backed Securities
              (cost $28,702,767)..............................     27,993,724
                                                                 ------------
 CORPORATE BONDS - 28.2%
             Airlines - 1.0%
   2,000,000 Northwest Airlines,
              Ser. 1999-2, Class B,
              7.95%, 3/1/2015.................................      1,985,295
                                                                 ------------
             Automotive Equipment & Manufacturing - 1.5%
   3,000,000 Daimler Chrysler AG,
              Guaranteed Note,
              6.90%, 9/1/2004 (c).............................      3,014,229
                                                                 ------------
             Cable/Other Video Distribution - 1.7%
   1,400,000 Century Communications Corp.,
              Sr. Note,
              9.50%, 8/15/2000................................      1,407,000
     750,000 CSC Holdings, Inc.,
              Sr. Sub. Note,
              9.875%, 5/15/2006 (c)...........................        785,625
   1,100,000 Rogers Cablesystems Ltd.,
              Sr. Secd. Note, Ser. B,
              10.00%, 3/15/2005...............................      1,182,500
                                                                 ------------
                                                                    3,375,125
                                                                 ------------

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Chemical & Agricultural
              Products - 0.3%
  $  550,000 Lyondell Chemical Co.,
              Sr. Secd. Note, Ser. B,
              9.875%, 5/1/2007..................................   $    547,938
                                                                   ------------
             Consumer Products & Services - 0.5%
   1,000,000 Playtex Prods. Inc.,
              Sr. Note, Ser. B,
              8.875%, 7/15/2004 (c).............................      1,007,500
                                                                   ------------
             Communication Systems &
              Services - 8.0%
     625,000 Adelphia Communications Corp.,
              Sr. Note,
              9.875%, 3/1/2005..................................        639,062
   1,200,000 Chancellor Media Corp.,
              Sr. Sub. Note,
              9.00%, 10/1/2008..................................      1,221,000
   1,200,000 Charter Communications Holdings,
              Sr. Note,
              8.625%, 4/1/2009 (a)..............................      1,140,000
     430,000 Intermedia Communications, Inc.,
              Sr. Note,
              8.60%, 6/1/2008...................................        370,875
     750,000 JCAC Inc., Sr. Sub. Note,
              10.125%, 6/15/2006................................        806,250
   3,000,000 Lucent Technologies, Inc., Deb.,
              6.45%, 3/15/2029..................................      2,704,530
   1,400,000 McLeod USA, Inc., Sr. Note,
              9.25%, 7/15/2007..................................      1,407,000
   1,120,000 Metromedia Fiber Network Inc.,
              Sr. Note,
              10.00%, 11/15/2008................................      1,086,400
     420,000 Microcell Telecommunications, Inc., Sr. Disc. Note,
              Ser. B,
              14.00%, 6/1/2006..................................        352,800
     750,000 Nextel Communications, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 10.97%),
              0.00%, 9/15/2007 (c)(e) ..........................        558,750
   1,250,000 Rogers Cantel, Inc.,
              Sr. Sub. Note,
              8.80%, 10/1/2007..................................      1,281,250
             Sprint Capital Corp.:
   2,000,000 Note,
             6.90%, 5/1/2019....................................      1,862,592
   3,000,000 Note (c),
             6.125%, 11/15/2008.................................      2,787,900
                                                                   ------------
                                                                     16,218,409
                                                                   ------------
             Electronic Equipment &
              Services - 0.4%
     800,000 Amkor Technologies, Inc.,
              Sr. Note,
              9.25%, 5/1/2006 (a)...............................        798,000
                                                                   ------------
             Finance & Insurance - 5.1%
   3,000,000 CIT Group, Inc.,
              5.91%, 11/23/2005.................................      2,819,655
   2,200,000 Goldman Sachs Group, Inc., Note,
              6.65%, 5/15/2009..................................      2,095,604

                                   EVERGREEN
                              Quality Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Finance & Insurance - continued
  $1,300,000 Household Fin. Corp., Note,
              6.40%, 6/17/2008 (c)..............................   $  1,222,278
   2,000,000 Principal Finl. Group Australia, Guaranteed Sr.
              Note,
              8.20%, 8/15/2009 (a)..............................      2,021,394
   2,000,000 Salomon, Inc., Note,
              7.30%, 5/15/2002..................................      2,039,824
                                                                   ------------
                                                                     10,198,755
                                                                   ------------
             Food & Beverage Products - 1.6%
   1,250,000 Canandaigua Brands Inc.,
              Sr. Note,
              8.625%, 8/1/2006..................................      1,231,250
   2,000,000 Kroger Co., Sr. Note,
              7.25%, 6/1/2009 (a)...............................      1,956,748
                                                                   ------------
                                                                      3,187,998
                                                                   ------------
             Gaming - 0.6%
     600,000 Casino Magic Louisiana Corp.,
              Mtge. Note, Ser. B,
              13.00%, 8/15/2003.................................        679,500
     500,000 Isle Capri Casinos, Inc.,
              Sr. Sub. Note,
              8.75%, 4/15/2009..................................        461,250
                                                                   ------------
                                                                      1,140,750
                                                                   ------------
             Information Services &
              Technology - 1.0%
   2,000,000 Sun Microsystems, Inc.,
              Sr. Note,
             7.65%, 8/15/2009 (c)...............................      2,030,640
                                                                   ------------
             Leisure & Tourism - 0.2%
     480,000 Cinemark USA, Inc.,
              Sr. Sub. Note, Ser. D,
              9.625%, 8/1/2008..................................        415,200
                                                                   ------------
             Oil/Energy - 4.4%
   3,000,000 Alabama Power Co.,
              Sr. Warrants,
              7.125%, 8/15/2004.................................      3,024,408
     900,000 CMS Energy Corp., Sr. Note,
              6.75%, 1/15/2004..................................        846,373
   4,000,000 Enron Corp.,
              6.725%, 11/17/2008................................      3,823,152
     250,000 Eott Energy Partners LP,
              Sr. Note,
              11.00%, 10/1/2009.................................        252,500
     500,000 Ocean Energy, Inc.,
              Sr. Sub. Note, Ser. B,
              8.375%, 7/1/2008 (c)..............................        485,000
     550,000 Pride Petroleum Svcs., Inc.,
              Sr. Note,
              9.375%, 5/1/2007..................................        555,500
                                                                   ------------
                                                                      8,986,933
                                                                   ------------
             Retailing & Wholesale - 1.9%
   1,145,000 Randall's Food Mkts. Inc.,
              Sr. Sub. Note, Ser. B,
              9.375%, 7/1/2007..................................      1,253,775

  Principal
   Amount                                                              Value

 CORPORATE BONDS - continued
             Retailing & Wholesale - continued
  $2,500,000 Wal-Mart Stores, Inc., Note,
              6.875%, 8/10/2009..................................   $  2,508,702
                                                                    ------------
                                                                       3,762,477
                                                                    ------------
             Total Corporate Bonds
              (cost $57,893,906).................................     56,669,249
                                                                    ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 19.2%
             Bank America Mtge. Secs., Inc.:
   2,040,281 Ser. 1999-3, Sub. Class B-1,
             6.25%, 5/25/2014....................................      1,906,326
     952,787 Ser. 1999-3, Sub. Class B-2,
             6.25%, 5/25/2014....................................        876,752
   1,046,915 Ser. 1998-3,
             6.50%, 7/25/2013....................................      1,000,225
   2,744,935 Chase Mtge. Fin. Trust,
              Ser. 1993-L, Class 2-M,
              7.00%, 10/25/2024..................................      2,679,509
             General Electric Capital Mtge. Svcs., Inc.:
   1,706,169 Ser. 1993-18, Class B-1,
             6.00%, 2/25/2009....................................      1,644,448
   4,750,000 Ser. 1999-H, Class A-7,
             6.265%, 4/25/2029...................................      4,525,539
   1,098,789 Ser. 1998-11, Class 3-M,
             6.50%, 6/25/2013....................................      1,052,711
     700,375 Ser. 1998-1, Class M,
             6.75%, 1/25/2013....................................        681,329
   1,207,359 Key Auto Fin. Trust,
              Ser. 1997-2, Class A-4,
              6.15%, 10/15/2001..................................      1,209,430
             Nationsbanc Montgomery Funding:
   2,999,261 Ser. 1998-5, Class B,
             6.00%, 11/25/2013...................................      2,757,809
   2,569,864 Ser. 1998-4,
             6.25%, 10/25/2028...................................      2,251,722
             Norwest Asset Secs. Corp.:
   6,062,113 Ser. 1998-22,
             6.25%, 9/25/2028....................................      5,528,789
   1,659,002 Class M,
             7.00%, 9/25/2011....................................      1,642,454
             Prudential Home Mtge. Security:
   1,119,935 Ser. 1996-4, Class B-1,
             6.50%, 4/25/2026....................................      1,053,643
   3,633,761 Ser. 1995-7, Class M,
             7.00%, 11/25/2025...................................      3,549,068
   1,434,674 Ser. 1995-5, Class B-1,
             7.25%, 9/25/2025 (a)................................      1,408,590
   2,529,809 Ser. 1995-5, Class M,
             7.25%, 9/25/2025....................................      2,487,649
   2,500,000 Saxon Asset Securities Trust,
              Ser. 1999-2, Class A-6,
              6.415%, 3/25/2014..................................      2,378,556
                                                                    ------------

             Total Collateralized Mortgage Obligations
              (cost $39,947,831).................................     38,634,549
                                                                    ------------

                                   EVERGREEN
                              Quality Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                              Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 38.1%
             U.S. Government Agency Obligations - 38.1%
             Federal Home Loan Mortgage Corp:
 $ 6,493,261 6.00%, 3/15/2009....................................   $  6,088,334
   8,633,540 6.50%, 11/15/2008 - 7/25/2018.......................      8,308,902
             Federal National Mortgage Assoc:
   3,197,380 6.00%, 12/1/2013 (f)................................      3,058,134
   7,942,826 6.50%, 9/25/2008 - 5/18/2028........................      7,745,928
  29,955,673 7.00%, 9/1/2014 - 8/1/2029 (g)......................     29,609,860
   9,000,000 7.50%, 12/1/2099 (h)................................      9,135,000
             Government National Mortgage Assoc:
   2,060,805 6.00%, 3/15/2029....................................      1,913,478
   1,885,879 6.125%, 12/15/2001..................................      1,913,564
   1,245,632 6.50%, 7/15/2014....................................      1,224,083
     542,800 6.875%, 4/20/2022...................................        551,409
   7,274,876 7.00%, 12/15/2008 - 12/15/2028......................      7,192,572
                                                                    ------------
             Total U.S. Government & Agency Obligations
              (cost $77,341,765).................................     76,741,264
                                                                    ------------

   Shares                                                              Value

 PREFERRED STOCK - 1.8%
   4,350,000 Home Ownership Funding
              (cost $3,796,225)..................................      3,593,126
                                                                    ------------
  Principal
   Amount                                                              Value

 RESIDUAL INTERESTS (a) - 3.5%
             Capital Mtge. Funding I, Inc.:
 $    11,874 1999-1, 10/20/2022..................................        338,453
      12,907 1999-2, 10/20/2023..................................        343,937
      13,438 1999-3, 12/20/2027..................................        352,052
      20,896 1999-6, 11/20/2022..................................        369,365
             General Mtge. Securities II, Inc.:
       5,752 1995-1, 1997, 6/25/2020.............................        241,249
       3,300 1995-4, 1998, 6/25/2023.............................        273,932
       8,024 1997-4, 1998, 5/20/2022.............................        367,229
      14,717 1997-5, 7/20/2023...................................        549,505
      18,228 1998-1, 10/20/2024..................................        492,135
      23,724 1998-2, 10/20/2024..................................        370,974
      24,990 1998-5, 9/20/2021...................................        551,414
      35,016 1999-1, 8/20/2024...................................        525,467

  Principal
   Amount                                                             Value

 RESIDUAL INTERESTS (a) - continued
             National Mtge. Funding I, Inc.:
 $    23,324 1999-2, 1/20/2022..................................   $    375,412
      10,899 1998-3, 1/20/2023..................................        394,399
      44,156 1998-4, 5/20/2023..................................        516,789
      25,580 1998-6, 7/20/2022..................................        541,606
      24,266 1998-8, 5/20/2024..................................        411,412
                                                                   ------------
             Total Residual Interests
              (cost $8,465,563).................................      7,015,330
                                                                   ------------
 YANKEE OBLIGATIONS - 2.5%
             Communication Systems & Services - 0.2%
     550,000 Clearnet Communications, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 13.54%),
              0.00%, 12/15/2005 (e).............................        521,125
                                                                   ------------
             Finance & Insurance - 2.3%
   2,525,000 Ford Capital BV,
              9.875%, 5/15/2002.................................      2,719,821
   2,000,000 Rothmans Nederland Holdings BV,
              6.875%, 5/6/2008..................................      1,879,702
                                                                   ------------
                                                                      4,599,523
                                                                   ------------
             Total Yankee Obligations
              (cost $5,191,051).................................      5,120,648
                                                                   ------------

   Shares                                                             Value

 SHORT-TERM INVESTMENTS - 4.6%
             Mutual Fund Shares - 2.8%
   5,605,710 Navigator Prime Portfolio (d)......................      5,605,710
                                                                   ------------
  Principal
   Amount                                                             Value

             Repurchase Agreement - 1.8%
 $ 3,601,471 State Street Bank & Trust Co.,
              5.28%, purchased 9/30/1999, maturing 10/01/1999,
              maturity value $3,601,999 (cost $3,601,471) (b)...      3,601,471
                                                                   ------------
             Total Short-Term Investments
              (cost $9,207,181).................................      9,207,181
                                                                   ------------

             Total Investments -
              (cost $230,546,289)........................   111.8%  224,975,071
             Other Assets and Liabilities - net..........   (11.8)  (23,777,255)
                                                            -----  ------------
             Net Assets -................................   100.0% $201,197,816
                                                            =====  ============

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.
(b) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
(c) All or a portion of this security is currently on loan.
(d) Represents investment in cash collateral received for securities on loan.
(e) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(f) All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open future contracts.
(g) All or a portion of the principal amount of this security was pledged as collateral for open mortgage dollar roll agreement.
(h) Security acquired under mortgage dollar roll agreement.

FUTURES CONTRACTS-SHORT POSITIONS

               Number of     Initial Contract      Value at            Net
Expiration     Contracts          Amount      September 30, 1999 Unrealized Loss
 -------------------------------------------------------------------------------
December
 1999       22  5 Yr. T-Note    $2,375,875        $2,386,312        ($10,437)
December
 1999       32  2 Yr. T-Note     6,619,500         6,641,000         (21,500)
                                                                    --------
                                                                    ($31,937)
                                                                    ========

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Short-Duration Income Fund
                            Schedule of Investments
                               September 30, 1999

  Principal
   Amount                                                               Value

 ASSET-BACKED SECURITIES - 19.5%
 $   516,192 Advanta Home Equity Loan Trust,
              Ser. 1993-2, Class A-2,
              6.15%, 10/25/2009...................................   $    507,729
             Advanta Mtge. Loan Trust,
              Ser. 1993-3, Class A-3:
     267,486 4.75%, 11/25/2009....................................        265,053
     225,352 5.55%, 3/25/2010.....................................        221,509
     169,191 AFC Mtge. Loan Trust,
              6.60%, 2/25/2027....................................        168,647
             AFG Receivables Trust:
     139,793 Ser. 1996-B, Class B,
             7.05%, 4/15/2001 (a).................................        139,928
     729,089 Ser. 1997-A, Class A,
             6.35%, 10/15/2002....................................        729,239
      67,883 Ser. 1997-B, Class A,
             6.20%, 2/15/2003.....................................         67,752
     509,120 Ser. 1997-B, Class C,
             7.00%, 2/15/2003 (a).................................        509,901
   2,000,000 Capital One Master Trust,
              Ser. 1998-4, Class A,
              5.43%, 1/15/2007....................................      1,926,150
   4,000,000 CS First Boston Mtge. Secs. Corp., Ser. 1996-2, Class
              A-6,
              7.18%, 2/25/2018....................................      3,985,580
   2,000,000 Discover Card Master Trust I,
              Ser. 1998-7, Class A,
              5.60%, 5/16/2006....................................      1,926,250
             Equifax Credit Corp. Home Equity Loan Trust:
     326,465 Ser. 1994-1, Class B,
             5.75%, 3/15/2009.....................................        321,283
   3,006,750 Ser. 1998-2, Class A-6F,
             6.159%, 4/15/2008....................................      2,918,066
   1,225,000 Ser. 1999-2, Class A-6F,
             6.685%, 2/25/2010....................................      1,192,727
     112,851 Fifth Third Bank Auto Grantor Trust, Ser. 1996,
              6.20%, 9/15/2001....................................        112,973
   3,575,000 JCP Master Credit Card Trust,
              Ser. E, Class A,
              5.50%, 6/15/2007....................................      3,440,776
   3,000,000 MMCA Auto Owner Trust,
              Ser. 1999-1, Class A-3,
              5.50%, 7/15/2005....................................      2,976,555
     187,239 Old Stone Credit Corp. Home Equity Loan Trust, Ser.
              1993-2, Class B-1,
              6.20%, 6/15/2008....................................        185,793
             Olympic Automobile Receivables Trust:
     244,209 Ser. 1994-B, Class A2,
             6.85%, 6/15/2001.....................................        244,469
     407,684 Ser. 1995-B, Class A2,
             7.35%, 10/15/2001....................................        408,203
   4,000,000 The Money Store Home Equity Loan Trust, Ser. 1994-A,
              Class A-4,
              6.275%, 12/15/2022..................................      3,955,940
             Union Acceptance Corp. Auto Trust:
     434,228 Ser. 1996-B, Class A,
             6.45%, 7/9/2003......................................        435,225
     430,000 Ser. 1997-A,
             6.48%, 5/10/2004.....................................        429,129

  Principal
   Amount                                                            Value

 ASSET-BACKED SECURITIES - continued
             Union Acceptance Corp. Auto Trust -continued
 $ 1,937,251 Ser. 1997-B, Class A-2,
             6.70%, 6/8/2003...................................   $  1,943,964
   2,400,000 Ser. 1998-D,
             5.75%, 6/9/2003...................................      2,388,396
                                                                  ------------
             Total Asset-Backed Securities
              (cost $31,900,826)...............................     31,401,237
                                                                  ------------
 CORPORATE BONDS - 17.8%
             Cable/Other Video Distribution - 1.3%
   1,207,000 Century Communications Corp.,
              Sr. Note,
              9.50%, 8/15/2000.................................      1,213,035
   1,000,000 CMS Energy Corp.,
              Sr. Note,
              6.75%, 1/15/2004.................................        940,415
                                                                  ------------
                                                                     2,153,450
                                                                  ------------
             Chemical & Agricultural
              Products - 0.3%
     550,000 Lyondell Chemical Co.,
              Sr. Secd. Note, Ser. B,
              9.875%, 5/1/2007.................................        547,938
                                                                  ------------
             Communication Systems &
              Services - 2.1%
   1,000,000 Adelphia Communications Corp.,
              Sr. Note,
              7.50%, 1/15/2004.................................        947,500
   1,250,000 JCAC, Inc.,
              Sr. Sub. Note,
              10.125%, 6/15/2006...............................      1,343,750
   1,000,000 Nextel Communications, Inc.,
              Sr. Disc. Note,
              9.75%, 8/15/2004.................................      1,013,750
                                                                  ------------
                                                                     3,305,000
                                                                  ------------
             Consumer Products & Services - 0.6%
   1,000,000 Playtex Prods., Inc.,
              Sr. Note, Ser. B,
              8.875%, 7/15/2004................................      1,007,500
                                                                  ------------
             Diversified Companies - 1.1%
   1,800,000 Tyco Int'l. Group S.A.,
              Note,
              6.875%, 9/5/2002 (a).............................      1,804,597
                                                                  ------------
             Electronic Equipment &
              Services - 0.4%
     600,000 Amkor Technologies, Inc.,
              Sr. Note,
              9.25%, 5/1/2006 (a)..............................        598,500
                                                                  ------------
             Finance & Insurance - 4.6%
   1,000,000 Associates Corp. North America,
              Note,
              7.875%, 9/30/2001................................      1,026,168
     750,000 CSC Holdings, Inc.,
              Sr. Sub. Note,
              9.875%, 5/15/2006................................        785,625
   2,250,000 General Motors Acceptance Corp., Note,
              6.875%, 7/15/2001................................      2,272,700

                                   EVERGREEN
                           Short-Duration Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

 Principal
   Amount                                                              Value

 CORPORATE BONDS - continued
            Finance & Insurance - continued
            Salomon, Inc.:
 $1,000,000 Note,
            7.30%, 5/15/2002.....................................   $  1,019,912
  2,250,000 Sr. Note,
            7.25%, 5/1/2001......................................      2,283,372
                                                                    ------------
                                                                       7,387,777
                                                                    ------------
            Gaming - 0.7%
  1,000,000 Casino Magic Louisiana Corp.,
             Mtge.,
             Note, Ser. B,
             13.00%, 8/15/2003...................................      1,132,500
                                                                    ------------
            Information Services &
             Technology - 1.3%
  2,000,000 Sun Microsystems, Inc.,
             Sr. Note,
             7.00%, 8/15/2002....................................      2,013,334
                                                                    ------------
            Leisure & Tourism - 0.5%
    950,000 Cinemark USA, Inc.,
             Sr. Sub. Note, Ser. D,
             9.625%, 8/1/2008....................................        821,750
                                                                    ------------
            Oil/Energy - 1.7%
    200,000 Eott Energy Partners LP,
             Sr. Note,
             11.00%, 10/1/2009...................................        202,000
    550,000 Pride Petroleum Svcs., Inc.,
             Sr. Note,
             9.375%, 5/1/2007....................................        555,500
  2,000,000 PSI Energy Inc.,
             Note,
             6.00%, 12/14/2001...................................      1,955,202
                                                                    ------------
                                                                       2,712,702
                                                                    ------------
            Retailing & Wholesale - 3.2%
    925,000 Randal's Food Mkts., Inc.,
             Sr. Sub. Note, Ser. B,
             9.375%, 7/1/2007....................................      1,012,875
  1,500,000 Shoppers Food Warehouse Corp.,
             Sr. Note,
             9.75%, 6/15/2004....................................      1,612,500
  2,500,000 Wal-Mart Stores, Inc.,
             Note,
             6.15%, 8/10/2001....................................      2,501,307
                                                                    ------------
                                                                       5,126,682
                                                                    ------------
            Total Corporate Bonds
             (cost $29,046,194)..................................     28,611,730
                                                                    ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 20.0%
            Chase Mtge. Fin. Trust:
    394,404 Ser. 1999-S3, Class B-1,
            6.25%, 3/25/2014.....................................        359,494
  1,239,558 Ser. 1999-S3, Class M,
            6.25%, 3/25/2014.....................................      1,166,517
  6,335,957 Citicorp Mtge. Secs. Inc.,
             Ser. 1992-18, Class A-1,
             6.52%, 11/25/2022...................................      6,466,533
  2,118,833 DLJ Mtge. Acceptance Corp.,
             Ser. 1991-3, Class A-1,
             6.59%, 2/20/2021....................................      2,082,082

  Principal
   Amount                                                             Value

 COLLATERALIZED MORTGAGE OBLIGATIONS - continued
 $ 2,300,000 First USA Credit Card Master Trust, Ser. 1998-9,
              Class A,
              5.28%, 9/18/2006..................................   $  2,190,509
             Glendale Federal Savings Bank:
   4,262,585 Ser. 1990-1, Class A,
             6.49%, 10/25/2029..................................      4,289,284
   2,167,554 Ser. 1990-3, Class A-1,
             6.84%, 3/25/2030...................................      2,143,267
   3,100,000 Green Tree Fin. Corp.,
              Ser. 1999-A, Class A-5,
              6.13%, 2/15/2019..................................      3,013,804
   3,219,624 Key Auto Fin. Trust,
              Ser. 1997-2, Class A-4,
              6.15%, 10/15/2001.................................      3,225,145
   4,329,526 Perpetual Savings Bank, Structured Asset Secs.
              Corp. Trust,
              Ser. 1990-1, Class 1,
              6.97%, 3/1/2020...................................      4,296,297
   2,887,163 Saxon Mtge. Secs. Corp.,
              Ser. 1995-1, Class 1,
              7.15%, 4/25/2025..................................      2,911,406
                                                                   ------------
             Total Collateralized Mortgage Obligations
              (cost $32,366,887)................................     32,144,338
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 40.5%
             U.S. Treasury Notes - 3.5%
             U.S. Treasury Notes:
   5,700,000 5.25%, 5/15/2004...................................      5,571,750
                                                                   ------------
             U.S. Government Agency Obligations - 37.0%
             Federal Home Loan Mortgage
              Corp.:
   9,459,827 6.00%, 6/1/2006....................................      9,195,709
   3,982,142 6.23%, 5/1/2014....................................      4,007,695
   3,178,937 6.50%, 9/1/2006....................................      3,140,853
             Federal National Mortgage
              Assoc.:
  14,584,741 6.00%, 3/1/2014 - 4/1/2014.........................     14,034,313
  10,606,461 7.00%, 9/1/2010 - 8/1/2029.........................     10,543,858
     108,583 10.00%, 6/1/2005...................................        113,776
             Government National Mortgage Assoc.:
   4,283,334 6.00%, 11/15/2013 - 12/15/2013.....................      4,117,954
   5,461,338 6.125%, 10/20/2022 - 12/20/2022....................      5,541,510
   4,521,851 6.375%, 4/20/2022..................................      4,593,568
   3,352,728 6.625%, 7/20/2022 - 9/20/2023......................      3,405,038
     843,487 7.00%, 12/15/2008..................................        845,233
                                                                   ------------
                                                                     59,539,507
                                                                   ------------
             Total U.S. Government & Agency Obligations
              (cost $65,798,318)................................     65,111,257
                                                                   ------------
 RESIDUAL INTERESTS (a) - 1.5%
             General Mtge. Securities II, Inc.:
       2,675 1997-4, 1998, 5/20/2022............................        121,441
      12,152 1998-1, 10/20/2024.................................        328,090
      26,262 1999-1, 8/20/2024..................................        394,100
      17,493 1999-2, 1/20/2022..................................        281,559

                                   EVERGREEN
                           Short-Duration Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

 Principal
   Amount                                                          Value

 RESIDUAL INTERESTS (a) - continued
            National Mtge. Funding I, Inc.:
 $   16,177 1998-8, 5/20/2024................................   $    276,459
     42,076 1999-4, 1/20/2023................................        530,925
     39,423 1999-5, 7/20/2023................................        553,528
                                                                ------------
            Total Residual Interests
             (cost $2,945,585)...............................      2,486,102
                                                                ------------
 YANKEE OBLIGATIONS - 3.3%
            Cable/Other Video Distribution - 1.1%
  1,700,000 Rogers Cablesystems Ltd.,
             Sr. Secd. Note, Ser. B,
             10.00%, 3/15/2005...............................      1,827,500
                                                                ------------
            Communication Systems & Services - 0.5%
    850,000 Clearnet Communications, Inc.,
             Sr. Disc. Note, Step Bond,
             (Eff. Yield 12.13%)
             0.00%, 12/15/2005 (b)...........................        805,375
                                                                ------------

 Principal
   Amount                                                             Value

 YANKEE OBLIGATIONS - continued
            Finance & Insurance - 1.7%
 $2,525,000 Ford Capital BV,
             Deb.,
             9.875%, 5/15/2002..................................   $  2,719,822
                                                                   ------------
            Total Yankee Obligations
             (cost $5,422,125)..................................      5,352,697
                                                                   ------------
 SHORT-TERM INVESTMENTS - 1.1%
            Repurchase Agreement - 1.1%
  1,804,424 State Street Bank & Trust Co.,
             5.28%, purchased 9/30/1999, maturing 10/1/1999,
             maturity value $1,804,689 (cost $1,804,424) (c)....      1,804,424
                                                                   ------------

             Total Investments -
              (cost $169,284,359).........................   103.7%  166,911,785
             Other Assets and
              Liabilities - net...........................    (3.7)  (5,950,638)
                                                             -----  ------------
             Net Assets...................................   100.0% $160,961,147
                                                             =====  ============

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.
(b) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(c) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
             Equity and Fixed Income Funds (formerly Mentor Funds)
                      Statements of Assets and Liabilities
                               September 30, 1999

                                                         Capital
                               Capital      Capital     Income and
                               Balanced      Growth       Growth       Growth
                                 Fund         Fund         Fund         Fund
 -------------------------------------------------------------------------------
Assets
 Identified cost of
  securities...............  $323,004,591 $431,049,857 $230,110,779 $428,068,845
 Repurchase agreements at
  amortized cost...........    41,410,701   43,350,457   23,655,068   40,429,320
 Net unrealized gains or
  losses on securities.....    20,637,115   70,076,312    4,616,564   67,170,567
 -------------------------------------------------------------------------------
 Market value of
  securities...............   385,052,407  544,476,626  258,382,411  535,668,732
 Cash......................             0            0          141            0
 Receivable for securities
  sold.....................     4,112,072    6,120,268            0    3,784,568
 Receivable for Fund shares
  sold.....................       745,757      501,769      123,663       50,573
 Dividends and interest
  receivable...............     1,665,792      456,183    1,122,402       61,784
 Deferred organization
  expenses.................             0            0            0            0
 Prepaid expenses and other
  assets...................        64,760       34,737       22,947       43,740
 -------------------------------------------------------------------------------
 Total assets..............   391,640,788  551,589,583  259,651,564  539,609,397
 -------------------------------------------------------------------------------
Liabilities
 Distributions payable.....             0            0            0            0
 Payable for securities
  purchased................    10,498,619    7,373,854            0    2,008,587
 Payable for Fund shares
  redeemed.................       837,292    1,554,611      854,746    1,347,897
 Deferred mortgage dollar
  roll income payable......             0            0            0            0
 Payable for reverse
  repurchase agreements....             0            0            0            0
 Payable for securities on
  loan.....................    22,733,449    3,687,316   13,385,847   74,111,928
 Payable for mortgage
  dollar roll..............             0            0            0            0
 Payable for daily
  variation margin on open
  futures contracts........        42,688            0            0            0
 Due to custodian bank.....             0            0            0            0
 Accrued expenses and other
  liabilities..............           328        1,184        1,122        1,262
 -------------------------------------------------------------------------------
 Total liabilities.........    34,112,376   12,616,965   14,241,715   77,469,674
 -------------------------------------------------------------------------------
Net assets.................  $357,528,412 $538,972,618 $245,409,849 $462,139,723
 -------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital...........  $330,560,987 $465,630,652 $223,798,393 $374,305,296
 Undistributed
  (overdistributed) net
  investment income or
  loss.....................        20,038            0            0            0
 Accumulated net realized
  gains or losses on
  securities and
  futures contracts........     6,386,741    3,265,654   16,994,892   20,663,819
 Net unrealized gains on
  securities and futures
  contracts................    20,560,646   70,076,312    4,616,564   67,170,608
 -------------------------------------------------------------------------------
Total net assets...........  $357,528,412 $538,972,618 $245,409,849 $462,139,723
 -------------------------------------------------------------------------------
Net assets consists of
 Class A...................  $138,686,469 $285,690,223 $108,815,447 $ 92,228,603
 Class B...................   218,816,199  253,281,072  136,593,245  334,484,299
 Class Y...................        25,744        1,323        1,157   35,426,821
 -------------------------------------------------------------------------------
Total net assets...........  $357,528,412 $538,972,618 $245,409,849 $462,139,723
 -------------------------------------------------------------------------------
Shares outstanding
 Class A...................     9,151,723   11,718,143    5,568,885    5,768,901
 Class B...................    14,469,304   11,024,546    6,999,329   21,737,662
 Class Y...................         1,703           54           58    2,207,033
 -------------------------------------------------------------------------------
Net asset value per share
 Class A...................  $      15.15 $      24.38 $      19.54 $      15.99
 -------------------------------------------------------------------------------
 Class A--Offering price
  based on sales charge....  $      16.07 $      25.87 $      20.73 $      16.97
 -------------------------------------------------------------------------------
 Class B...................  $      15.12 $      22.97 $      19.52 $      15.39
 -------------------------------------------------------------------------------
 Class Y...................  $      15.12 $      24.50 $      19.95 $      16.05
 -------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
             Equity and Fixed Income Funds (formerly Mentor Funds)
                      Statements of Assets and Liabilities
                               September 30, 1999

                              High       Municipal      Quality     Short-Duration
                             Income        Income        Income         Income
                              Fund          Fund          Fund           Fund
 ---------------------------------------------------------------------------------
Assets
 Identified cost of
  securities............  $234,635,242  $110,486,886  $226,944,818   $167,479,935
 Repurchase agreements
  at amortized cost.....    28,330,545             0     3,601,471      1,804,424
 Net unrealized gains on
  securities............   (11,216,837)   (1,571,460)   (5,571,218)    (2,372,574)
 ---------------------------------------------------------------------------------
 Market value of
  securities............   251,748,950   108,915,426   224,975,071    166,911,785
 Cash...................             0         1,343           907              0
 Receivable for
  securities sold.......        32,750     2,436,887       623,513         34,224
 Receivable for Fund
  shares sold...........       575,246        27,841       397,241        130,873
 Dividends and interest
  receivable............     6,119,271     1,894,329     2,322,327      1,593,692
 Deferred organization
  expenses..............        13,037             0             0          9,259
 Prepaid expenses and
  other assets..........       136,818        62,369       162,752         49,148
 ---------------------------------------------------------------------------------
  Total assets..........   258,626,072   113,338,195   228,481,811    168,728,981
 ---------------------------------------------------------------------------------
Liabilities
 Distributions payable..     2,010,036       386,040       972,239        746,321
 Payable for securities
  purchased.............     2,400,000     3,967,581       958,524        200,000
 Payable for Fund shares
  redeemed..............       463,584       348,885       583,483        205,558
 Deferred mortgage
  dollar roll income
  payable...............             0             0        12,220              0
 Payable for reverse
  repurchase
  agreements............             0             0    10,003,028      6,564,948
 Payable for securities
  on loan...............             0             0     5,605,710              0
 Payable for mortgage
  dollar roll...........             0             0     9,129,375              0
 Payable for daily
  variation margin on
  open futures
  contracts.............             0        25,500        16,406              0
 Due to custodian bank..           213             0             0            326
 Accrued expenses and
  other liabilities.....         8,493         6,904         3,010         50,681
 ---------------------------------------------------------------------------------
  Total liabilities.....     4,882,326     4,734,910    27,283,995      7,767,834
 ---------------------------------------------------------------------------------
Net assets..............  $253,743,746  $108,603,285  $201,197,816   $160,961,147
 ---------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital........  $280,553,185  $113,070,780  $226,794,868   $166,649,350
 Undistributed
  (overdistributed) net
  investment income or
  loss..................    (2,010,036)     (354,075)     (972,239)      (746,321)
 Accumulated net
  realized gains on
  securities and futures
  contracts.............   (13,582,566)   (2,559,957)  (19,021,658)    (2,569,308)
 Net unrealized gains on
  securities and futures
  contracts.............   (11,216,837)   (1,553,463)   (5,603,155)    (2,372,574)
 ---------------------------------------------------------------------------------
Total net assets........  $253,743,746  $108,603,285  $201,197,816   $160,961,147
 ---------------------------------------------------------------------------------
Net assets consists of
 Class A................  $146,179,228  $ 57,456,295  $103,793,931   $116,886,218
 Class B................   107,564,518    51,145,969    97,402,838     44,073,867
 Class Y................             0         1,021         1,047          1,062
 ---------------------------------------------------------------------------------
Total net assets........  $253,743,746  $108,603,285  $201,197,816   $160,961,147
 ---------------------------------------------------------------------------------
Shares outstanding
 Class A................    14,200,357     3,896,157     8,351,828      9,580,772
 Class B................    10,448,961     3,472,523     7,837,510      3,609,532
 Class Y................             0            67            80             83
 ---------------------------------------------------------------------------------
Net asset value per
 share
 Class A................  $      10.29  $      14.75  $      12.43   $      12.20
 ---------------------------------------------------------------------------------
 Class A--Offering price
  based on sales
  charge................  $      10.80  $      15.49  $      13.05   $      12.32
 ---------------------------------------------------------------------------------
 Class B................  $      10.29  $      14.73  $      12.43   $      12.21
 ---------------------------------------------------------------------------------
 Class Y................            --  $      15.24  $      13.09   $      12.80
 ---------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                            Statements of Operations
                         Year Ended September 30, 1999

                                                         Capital
                                Capital     Capital    Income and
                               Balanced     Growth       Growth       Growth
                                 Fund        Fund         Fund         Fund
 -------------------------------------------------------------------------------
Investment income
 Dividends (net of foreign
  withholding taxes of $0,
  $0, $36,407, and $1,261,
  respectively).............  $ 1,573,116 $ 4,715,103  $ 3,243,007  $   529,238
 Securities lending income..      115,962      47,858       88,553      432,703
 Interest...................    8,056,698   1,274,313    7,189,972    2,116,893
 -------------------------------------------------------------------------------
Total investment income.....    9,745,776   6,037,274   10,521,532    3,078,834
 -------------------------------------------------------------------------------
Expenses
 Advisory fee...............    2,216,232   4,069,089    2,001,452    3,600,834
 Distribution and service
  fees......................    2,221,946   3,159,378    1,807,959    4,057,806
 Administrative services
  fees......................      367,370     650,694      334,638      637,352
 Transfer agent fee.........      435,200     509,095      411,719      845,912
 Trustees' fees and
  expenses..................        5,328      10,562        6,540       16,022
 Printing and postage
  expenses..................      218,701      88,465       36,103      119,726
 Custodian fee..............       82,005     107,413       53,001      109,233
 Registration and filing
  fees......................      181,604      79,323       69,586       17,374
 Professional fees..........       59,665      27,290       12,921       40,815
 Organization expenses......            0           0            0            0
 Other......................       97,274     287,304       46,160       14,064
 -------------------------------------------------------------------------------
 Total expenses.............    5,885,325   8,988,613    4,780,079    9,459,138
  Fee waivers...............            0           0            0            0
 -------------------------------------------------------------------------------
 Net expenses...............    5,885,325   8,988,613    4,780,079    9,459,138
 -------------------------------------------------------------------------------
 Net investment income
  (loss)....................    3,860,451  (2,951,339)   5,741,453   (6,380,304)
 -------------------------------------------------------------------------------
Net realized and unrealized
 gains or losses on
 securities and
 futures contracts
 Net realized gains or
  losses on:
 Securities.................    7,191,289   6,966,212   18,940,632   21,528,448
 Futures contracts..........            0           0            0            0
 -------------------------------------------------------------------------------
 Net realized gains or
  losses on securities and
  futures contracts.........    7,191,289   6,966,212   18,940,632   21,528,448
 -------------------------------------------------------------------------------
 Net change in unrealized
  gains or losses on
  securities and
  futures contracts.........    5,962,995  63,612,291   (6,082,843)  50,477,009
 -------------------------------------------------------------------------------
 Net realized and unrealized
  gains or losses on
  securities and
  futures contracts.........   13,154,284  70,578,503   12,857,789   72,005,457
 -------------------------------------------------------------------------------
 Net increase in net assets
  resulting from
  operations................  $17,014,735 $67,627,164  $18,599,242  $65,625,153
 -------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                            Statements of Operations
                         Year Ended September 30, 1999

                              High       Municipal     Quality     Short-Duration
                             Income       Income        Income         Income
                              Fund         Fund          Fund           Fund
 --------------------------------------------------------------------------------
Investment income
 Dividends (net of
  foreign withholding
  taxes of $0, $0, $0,
  and $0, respective-
  ly)...................  $          0  $         0  $    144,975   $         0
 Securities lending
  income................             0            0        18,603             0
 Interest (a)...........    23,684,944    6,733,358    14,786,226    11,218,934
 --------------------------------------------------------------------------------
Total investment
 income.................    23,684,944    6,733,358    14,949,804    11,218,934
 --------------------------------------------------------------------------------
Expenses
 Advisory fee...........     1,635,473      729,071     1,258,891       906,876
 Distribution and
  service fees..........     1,078,822      596,230     1,058,124       610,596
 Administrative services
  fees..................       222,888      121,471       209,815       181,548
 Transfer agent fee.....       186,633      115,868       240,192       197,477
 Trustees' fees and
  expenses..............         4,905        2,987         4,330         4,152
 Printing and postage
  expenses..............        38,275       14,170        24,733        18,509
 Custodian fee..........        87,268       33,405        31,164        33,329
 Registration and filing
  fees..................        64,568       70,767       168,883        12,290
 Professional fees......        31,301        9,793        34,915         8,484
 Organization expenses..         4,449            0             0         7,337
 Other..................        16,045        3,607        15,878        13,119
 --------------------------------------------------------------------------------
 Total expenses.........     3,370,627    1,697,369     3,046,925     1,993,717
  Fee waivers...........      (308,131)           0      (312,164)     (230,905)
 --------------------------------------------------------------------------------
 Net expenses...........     3,062,496    1,697,369     2,734,761     1,762,812
 --------------------------------------------------------------------------------
 Net investment income..    20,622,448    5,035,989    12,215,043     9,456,122
 --------------------------------------------------------------------------------
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts
 Net realized gains or
  losses on:
  Securities............   (13,493,851)  (1,268,792)   (4,581,576)   (2,567,317)
  Futures contracts.....             0      712,881      (307,773)     (106,091)
 --------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and futures
  contracts.............   (13,493,851)    (555,911)   (4,889,349)   (2,673,408)
 --------------------------------------------------------------------------------
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts.............    (1,893,351)  (9,175,621)  (14,077,222)   (4,282,494)
 --------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and futures
  contracts.............   (15,387,202)  (9,731,532)  (18,966,571)   (6,955,902)
 --------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............  $  5,235,246  $(4,695,543) $ (6,751,528)  $ 2,500,220
 --------------------------------------------------------------------------------

(a) Net of interest expense of $0, $0, $2,331,502, and $281,846, respectively, related to reverse repurchase agreements.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                      Statements of Changes in Net Assets
                         Year Ended September 30, 1999

                                                         Capital
                            Capital        Capital      Income and
                            Balanced       Growth         Growth        Growth
                              Fund          Fund           Fund          Fund
 ----------------------------------------------------------------------------------
Operations
 Net investment income
  (loss)................  $  3,860,451  $  (2,951,339) $  5,741,453  $  (6,380,304)
 Net realized gains or
  losses on securities
  and futures
  contracts.............     7,191,289      6,966,212    18,940,632     21,528,448
 Net change in
  unrealized gains or
  losses on securities
  and
  futures contracts.....     5,962,995     63,612,291    (6,082,843)    50,477,009
 ----------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............    17,014,735     67,627,164    18,599,242     65,625,153
 ----------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
  Class A...............    (1,667,411)             0    (2,977,681)             0
  Class B...............    (2,118,036)             0    (2,835,751)             0
  Class Y...............          (912)             0           (10)             0
 Net realized gains
  Class A...............      (206,847)   (16,362,218)   (4,931,114)    (2,988,098)
  Class B...............      (736,381)   (23,300,909)   (7,248,972)   (15,033,436)
  Class Y...............          (655)          (125)          (54)    (1,016,636)
 ----------------------------------------------------------------------------------
  Total distributions to
   shareholders.........    (4,730,242)   (39,663,252)  (17,993,582)   (19,038,170)
 ----------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................   190,802,847    289,520,215    48,128,352    543,766,956
 Payment for shares
  redeemed..............   (84,513,846)  (159,195,434)  (61,742,682)  (632,970,382)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........     3,532,642     38,814,981    15,777,543     18,495,507
 Net asset value of
  shares issued in
  acquisition...........   222,601,303              0             0              0
 ----------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions...   332,422,946    169,139,762     2,163,213    (70,707,919)
 ----------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets..............   344,707,439    197,103,674     2,768,873    (24,120,936)
Net assets
  Beginning of period...    12,820,973    341,868,944   242,640,976    486,260,659
 ----------------------------------------------------------------------------------
  End of period.........  $357,528,412  $ 538,972,618  $245,409,849  $ 462,139,723
 ----------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income or
 loss...................  $     20,038  $           0  $          0  $           0
 ----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                      Statements of Changes in Net Assets
                         Year Ended September 30, 1999

                              High       Municipal       Quality     Short-Duration
                             Income        Income        Income          Income
                              Fund          Fund          Fund            Fund
 ----------------------------------------------------------------------------------
Operations
 Net investment income..  $ 20,622,448  $  5,035,989  $  12,215,043  $   9,456,122
 Net realized gains or
  losses on securities
  and futures
  contracts.............   (13,493,851)     (555,911)    (4,889,349)    (2,673,408)
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts.............    (1,893,351)   (9,175,621)   (14,077,222)    (4,282,494)
 ----------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............     5,235,246    (4,695,543)    (6,751,528)     2,500,220
 ----------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income..
  Class A...............   (13,172,505)   (2,771,545)    (6,334,342)    (7,224,733)
  Class B...............    (9,182,508)   (2,268,587)    (6,056,792)    (2,740,563)
  Class Y...............             0           (10)           (19)            (3)
 Net realized gains
  Class A...............             0             0              0       (110,579)
  Class B...............             0             0              0        (46,577)
  Class Y...............             0             0              0             (1)
 ----------------------------------------------------------------------------------
 Total distributions to
  shareholders..........   (22,355,013)   (5,040,142)   (12,391,153)   (10,122,456)
 ----------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................   188,593,421    35,564,410    111,477,462    126,350,364
 Payment for shares
  redeemed..............   (41,516,220)  (31,211,348)  (106,436,056)  (112,171,940)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........    10,030,172     2,876,771      8,117,826      7,360,520
 Net asset value of
  shares issued in
  acquisition...........             0             0              0              0
 ----------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions.........   157,107,373     7,229,833     13,159,232     21,538,944
 ----------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets..............   139,987,606    (2,505,852)    (5,983,449)    13,916,708
Net assets
  Beginning of period...   113,756,140   111,109,137    207,181,265    147,044,439
 ----------------------------------------------------------------------------------
  End of period.........  $253,743,746  $108,603,285  $ 201,197,816  $ 160,961,147
 ----------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income
 (loss).................  $ (2,010,036) $   (354,075) $    (972,239) $    (746,321)
 ----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                      Statements of Changes in Net Assets
                         Year Ended September 30, 1998

                                                       Capital
                            Capital      Capital      Income and
                           Balanced       Growth        Growth        Growth
                             Fund          Fund          Fund          Fund
 --------------------------------------------------------------------------------
Operations
 Net investment income..  $   110,202  $ (1,099,960) $  4,930,518  $  (6,962,845)
 Net realized gains on
  securities and futures
  contracts.............      822,291    45,438,253    10,845,766     37,565,972
 Net change in
  unrealized losses on
  securities and futures
  contracts.............     (583,942)  (32,273,002)   (5,423,416)  (173,567,460)
 --------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      348,551    12,065,291    10,352,868   (142,964,333)
 --------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
  Class A...............            0       (29,728)   (2,350,498)             0
  Class B...............            0       (52,910)   (2,488,039)             0
  Class Y...............     (159,807)            0           (29)             0
 Net realized gains
  Class A...............            0    (5,934,313)   (5,325,307)    (6,599,466)
  Class B...............            0   (10,484,517)   (8,807,307)   (31,307,757)
  Class Y...............   (1,140,442)          (12)           (1)           (10)
 --------------------------------------------------------------------------------
 Total distributions to
  shareholders..........   (1,300,249)  (16,501,480)  (18,971,181)   (37,907,233)
 --------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................    9,280,672   220,347,637   101,090,596    313,753,597
 Payment for shares
  redeemed..............     (910,125)  (69,421,744)  (39,059,107)  (294,819,420)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........    1,300,249    16,089,732    17,902,342     36,935,409
 --------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions.........    9,670,796   167,015,625    79,933,831     55,869,586
 --------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets..............    8,719,098   162,579,436    71,315,518   (125,001,980)
Net assets
  Beginning of period...    4,101,875   179,289,508   171,325,458    611,262,639
 --------------------------------------------------------------------------------
  End of period.........  $12,820,973  $341,868,944  $242,640,976  $ 486,260,659
 --------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income......  $    18,259             0  $     91,952              0
 --------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                      Statements of Changes in Net Assets
                         Year Ended September 30, 1998

                              High       Municipal      Quality     Short-Duration
                             Income        Income        Income         Income
                            Fund (a)        Fund          Fund           Fund
 ---------------------------------------------------------------------------------
Operations
 Net investment income..  $  1,818,180  $  4,054,279  $  9,334,606   $  5,167,036
 Net realized gains or
  losses on securities
  and futures
  contracts.............       (88,715)      (41,138)      713,191        325,954
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts.............    (9,323,486)    3,077,428     6,558,180      1,608,387
 ---------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............    (7,594,021)    7,090,569    16,605,977      7,101,377
 ---------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
  Class A...............    (1,040,534)   (1,979,908)   (4,831,082)    (3,203,099)
  Class B...............    (1,178,956)   (2,308,071)   (5,431,749)    (2,394,223)
  Class Y...............             0           (43)          (51)           (49)
 Net realized gains
  Class A...............             0             0             0              0
  Class B...............             0             0             0              0
  Class Y...............             0             0             0              0
 ---------------------------------------------------------------------------------
 Total distributions to
  shareholders..........    (2,219,490)   (4,288,022)  (10,262,882)    (5,597,371)
 ---------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................   126,286,107    45,477,369   106,644,051    169,053,248
 Payment for shares
  redeemed..............    (3,998,009)  (13,461,719)  (40,705,601)   (82,572,822)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........     1,281,553     2,625,084     6,677,759      4,352,285
 ---------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions..........   123,569,651    34,640,734    72,616,209     90,832,711
 ---------------------------------------------------------------------------------
 Total increase in net
  assets................   113,756,140    37,443,281    78,959,304     92,336,717
Net assets
 Beginning of period....            --    73,665,856   128,221,961     54,707,722
 ---------------------------------------------------------------------------------
 End of period..........  $113,756,140  $111,109,137  $207,181,265   $147,044,439
 ---------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income
 (loss).................  $   (371,874) $   (349,922) $   (923,573)  $   (512,293)
 ---------------------------------------------------------------------------------

(a) For the period from June 23, 1998 (commencement of operations) to September 30, 1998.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
             Equity and Fixed Income Funds (formerly Mentor Funds)
                     Combined Notes to Financial Statements

1. ORGANIZATION

Evergreen Equity and Fixed Income Funds (formerly Mentor Funds) consist of Ev-ergreen Capital Balanced Fund ("Capital Balanced Fund") (formerly Mentor Bal-anced Portfolio), Evergreen Capital Growth Fund ("Capital Growth Fund") (for-merly Mentor Capital Growth Portfolio), Evergreen Capital Income and Growth Fund ("Capital Income and Growth Fund") (formerly Mentor Income and Growth Portfolio), Evergreen Growth Fund ("Growth Fund") (formerly Mentor Growth Port-folio), Evergreen High Income Fund ("High Income Fund") (formerly Mentor High Income Portfolio), Evergreen Municipal Income Fund ("Municipal Income Fund") (formerly Mentor Municipal Income Portfolio), Evergreen Quality Income Fund ("Quality Income Fund") (formerly Mentor Quality Income Portfolio) and Ever-green Short-Duration Income Fund ("Short-Duration Income Fund") (formerly Men-tor Short-Duration Income Portfolio), (collectively, the "Funds"). Each Fund was a diversified series of a Massachusetts business trust, an open-end manage-ment investment company organized on January 20, 1992 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds changed their form of organization to diversified series of various Evergreen Delaware business trusts as of the following dates: October 15, 1999 for the Capital Balanced Fund, Growth Fund, High Income Fund, Municipal Income Fund, and Qual-ity Income Fund; October 22, 1999 for the Capital Income and Growth Fund, Capi-tal Growth Fund and Short-Duration Income Fund. (See Note 10 and Additional Information.)

Until the date of the approved share classes restructuring (see Note 10), the Funds offered Class A, Class B, and, except for High Income Fund, Class Y shares. Class A shares were sold with a maximum front-end sales charge of 5.75% for Capital Balanced Fund, Capital Growth Fund, Capital Income and Growth Fund, and Growth Fund; 4.75% for High Income Fund, Municipal Income Fund and Quality Income Fund; and 1.00% for Short-Duration Income Fund, payable at the time of purchase. Class B shares were sold subject to a contingent deferred sales charge that was payable upon redemption and decreased depending on how long the shares have been held. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares were sold only to certain institutional investors and high net-worth in-dividual investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on an established securities exchange or included on the Nasdaq National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS and other secu-rities traded in the over-the-counter market for which there has been no sale are valued at the mean between the last reported bid and asked price.

Corporate bonds, municipal bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an independent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various rela-tionships between similar securities, which are generally recognized by insti-tutional traders. In evaluating the fair value of a Fund's municipal bonds an independent pricing service uses a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of is-sue.

Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Otherwise, securities for which market quota-

                                   EVERGREEN
                         Equity and Fixed Income Funds
               Combined Notes to Financial Statements (continued)

tions are not readily available or valuations are not available from an inde-pendent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Mutual Fund shares held as short term investments are valued at net asset val-ue. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund, other than Municipal Income Fund, may invest in repurchase agree-ments. The custodian holds securities pledged as collateral for repurchase agreements in a segregated account on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment ad-visor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Reverse Repurchase Agreements
To obtain short-term financing, each Fund, except for Growth Fund, may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competi-tive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated ac-count with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securi-ties to be repurchased by the Fund may be delayed or limited.

D. Dollar Roll Transactions
Each of the Funds, except for the Growth Fund and Municipal Income Fund, may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. In a dollar-roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are re-purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histo-ries.

E. Residual Interests
Capital Balanced Fund, High Income Fund, Quality Income Fund and Short-Duration Income Fund may invest in mortgage security residual interests ("residuals"). A residual is a derivative security, which is any investment that derives its value from an underlying security, asset, or market index. The Funds' invest-ments in residuals are primarily in securities issued by proprietary mortgage trusts. While these entities have been highly leveraged, often having indebted-ness of up to 95% of their total value, the Funds have not incurred any indebt-edness in the course of making these residual investments; nor have the Funds' assets been pledged to secure the indebtedness of the issuing structure or the Funds' investment in the residuals. In consideration of the risk associated with investment in residual securities, it is the Funds' policy to limit their exposure at the time of purchase to no more than 20% of their total assets.

F. Interest-Rate Swaps
Capital Balanced Fund, High Income Fund, Quality Income Fund and Short-Duration Income Fund may invest in interest-rate swap transactions. An interest-rate swap is a contract between two parties on a specified principal amount, re-ferred to as the notional principal, for a specified period. In the most common instance, a swap involves the exchange of streams of variable and fixed-rate interest payments. During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market the value of the swap. When the swap is terminated, the Fund will record a realized gain or loss.

                                   EVERGREEN
                         Equity and Fixed Income Funds
               Combined Notes to Financial Statements (continued)


G. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Each Fund, other than Growth Fund and Municipal Income Fund, may invest in securities principally traded in foreign markets. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain or loss resulting from changes in foreign currency exchange rates is a component of net unrealized gains or losses on securities and foreign currency related transactions. Net realized foreign currency gain or loss on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign cur-rency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually re-ceived. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain or loss on securities.

H. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts ("variation mar-gin") as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

I. Forward Foreign Currency Exchange Contracts
The Funds that may invest in foreign securities may enter into forward foreign currency exchange contracts ("forward contracts") to settle Fund purchases and sales of securities denominated in a foreign currency and to hedge certain for-eign currency assets or liabilities. Forward contracts are recorded at the for-ward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain or loss on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations un-der the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

J. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions on the trade date and will segregate with the custodian qualifying assets having a value suffi-cient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K. Securities Lending
In order to generate income and to offset expenses, each Fund, except Municipal Income Fund, may lend portfolio securities to brokers, dealers and other finan-cial organizations. The Funds' investment advisor will monitor the creditwor-thiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, includ-ing accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash col-lateral received in Fund securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connection with such loans.

L. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income and capital gains realized on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

M. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

N. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly to all shareholders invested in High Income Fund, Municipal Income Fund, Quality Income Fund and Short-Duration Income Fund. Dividends are de-clared and paid quarterly to all shareholders invested in the Capital Balanced Fund and Capital Income and Growth Fund; and annually to all shareholders in-vested in Capital Growth Fund and Growth Fund. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to sharehold-ers are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The differences between financial statement amounts avail-able for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for dollar roll transac-tions, residual interests, Futures contracts, principal retirements on certain asset backed securities and certain repurchases of securities sold at a loss. To the extent these differences are permanent in nature, such amounts are re-classified within the components of net assets.

O. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution and Service Plans for each class.

P. Organization Expenses
Organization expenses for High Income Fund and Short-Duration Income Fund are being amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares out-standing at the time of the redemption.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Mentor Investment Advisors, LLC ("Mentor Advisors"), a wholly-owned subsidiary of First Union Corporation ("First Union"), serves as the investment advisor for each Fund.

Mentor Advisors receives for its services an investment advisory fee that is calculated daily and paid monthly based on the average daily net assets of each Fund as follows:

                                                                 Annual
                                                              Advisory Fee
                                                              ------------
         Capital Balanced Fund...............................     0.75%
         Capital Growth Fund.................................     0.80
         Capital Income and Growth Fund......................     0.75
         Growth Fund.........................................     0.70
         High Income Fund....................................     0.70
         Municipal Income Fund...............................     0.60
         Quality Income Fund.................................     0.60
         Short-Duration Income Fund..........................     0.50

Prior to June 14, 1999, Van Kampen American Capital Management, Inc. served as the sub-advisor to High Income Fund and Municipal Income Fund and was paid by Mentor Advisors for its services. Prior to July 1, 1999, Wellington Management Company LLC served as the sub-advisor to Capital Income and Growth Fund and was paid by Mentor Advisors for its services.

Each investment advisor may from time to time voluntarily waive some or their entire investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion. During the year ended September 30, 1999, the amount of investment advisory fees waived for certain Funds by the investment advisor and the impact on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                                Fees   % of Average Daily
                                               Waived      Net Assets
                                              ------- -----------------
         High Income Fund.................... $269,733        0.12%
         Quality Income Fund.................  312,164        0.15
         Short-Duration Income Fund..........   49,357        0.03

Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, serves as the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. EIS is entitled to a fee at an annual rate based on the average daily net assets of each Fund as follows:

                                                            Administrative
                                                                 Fee
                                                            --------------
         Capital Balanced Fund.............................      0.15%
         Capital Growth Fund...............................      0.15
         Capital Income and Growth Fund....................      0.15
         Growth Fund.......................................      0.15
         High Income Fund..................................      0.10
         Municipal Income Fund.............................      0.10
         Quality Income Fund...............................      0.10
         Short-Duration Income Fund........................      0.10

Prior to June 14, 1999, Mentor Investment Group, LLC ("Mentor"), a wholly-owned subsidiary of First Union, provided administrative personnel and services for each Fund at the same rates indicated above. Prior to April 1, 1999, the fees paid to Mentor for administrative services by the Capital Balanced Fund, Capi-tal Growth Fund, Capital Income and Growth Fund and Growth Fund were 0.10% of each Fund's average daily net assets.

For the year ended September 30, 1999, the Funds paid or accrued to EIS and Mentor, the following amounts for administrative services:

                                                          EIS     Mentor
                                                        -------  --------
         Capital Balanced Fund......................... $150,798 $216,572
         Capital Growth Fund...........................  253,350  397,344
         Capital Income and Growth Fund................  224,781  109,857
         Growth Fund...................................  218,689  418,663
         High Income Fund..............................   74,245  148,643
         Municipal Income Fund.........................   34,925   86,546
         Quality Income Fund...........................   56,686  153,129
         Short-Duration Income Fund....................   52,226  129,322

During the year ended September 30, 1999, the High Income Fund and Short-Dura-tion Income Fund waived $38,398 and $181,548, respectively, in administrative expenses, representing 0.02% and 0.10%, respectively, of the average daily net assets of each Fund.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. Prior to September 13, 1999, Boston Financial Data Services, Inc. served as each Fund"s transfer and disbursing agent.

For the year ended September 30, 1999, the Funds paid or accrued the following amounts to ESC:

                                                                 ESC
                                                               ------
         Capital Balanced Fund...........................     $35,182
         Capital Growth Fund.............................      44,276
         Capital Income and Growth Fund..................      24,599
         Growth Fund.....................................      52,616
         High Income Fund................................       8,727
         Municipal Income Fund...........................       5,228
         Quality Income Fund.............................      14,126
         Short-Duration Income Fund......................      11,108

4. DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

Mentor Distributors, LLC ("Mentor Distributors") serves as principal under-writer to the Funds. Mentor Distributors is a wholly owned subsidiary of BISYS
Fund Service, Inc.

Each Fund has adopted a Distribution Plan (the "Distribution Plan") under Rule
12b-1 of the 1940 Act for its Class B shares. To compensate Mentor Distributors for the services it provides and for the expenses it incurred under the Distri-bution Plan, Class B shares of the Funds paid a distribution fee, which was ac-crued daily and paid monthly at the following annual rates for each Fund:

                                                          Distribution Fee
                                                          ----------------
         Capital Balanced Fund...........................       0.75%
         Capital Growth Fund.............................       0.75
         Capital Income and Growth Fund..................       0.75
         Growth Fund.....................................       0.75
         High Income Fund................................       0.50
         Municipal Income Fund...........................       0.50
         Quality Income Fund.............................       0.50
         Short-Duration Income Fund......................       0.30

Each Fund has also adopted a Shareholder Servicing Plan (the "Service Plan") with Mentor Distributors with respect to Class A and Class B shares of each Fund. Under the Service Plan, financial institutions will enter into share-holder service agreements with the Funds to provide administrative support services to their customers who from time to time might be owners of record or beneficial owners of Class A or Class B shares of one or more Funds. In return for providing these support services, a financial institution might receive payments from one or more Funds at an annual rate of 0.25% of the average daily net assets of the Class A or Class B shares of the particular Fund or Funds beneficially owned by the financial institution's customers for whom it was a holder of record or with whom it had a servicing relationship.

During the year ended September 30, 1999, amounts paid or accrued to Mentor Distributors pursuant to the Distribution and Service Plans were as follows:

                                 Shareholder   Shareholder  Distribution
                                Servicing Fee Servicing Fee     Fee
                                   Class A       Class B      Class B
                                ------------ ----------- -----------
         Capital Balanced
          Fund.................   $240,418      $495,382     $1,486,146
         Capital Growth Fund...    642,323       629,264      1,887,791
         Capital Income and
          Growth Fund..........    286,877       380,270      1,140,812
         Growth Fund...........    251,717       951,522      2,854,567
         High Income Fund......    340,268       243,829        494,725
         Municipal Income
          Fund.................    157,398       146,277        292,555
         Quality Income Fund...    257,763       266,787        533,574
         Short-Duration Income
          Fund.................    322,468       130,967        157,161

The Distribution Plan and Service Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective November 16, 1998, the Capital Balanced Fund acquired substantially all the assets and assumed the liabilities of Mentor Strategy Portfolio ("Strategy Portfolio") in exchange for Class A, Class B and Class Y shares of the Capital Balanced Fund. The acquisition was accomplished by a tax-free ex-change of the respective shares of the Capital Balanced Fund for the net assets of the Strategy Portfolio. The net assets acquired amounted to $222,601,303. The acquired net assets consisted primarily of the portfolio securities and futures contracts with unrealized appreciation (depreciation) of $15,536,901 and ($1,142,275), respectively. The aggregate net assets of the Capital Bal-anced Fund immediately after the acquisition were $255,551,169.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an authorized unlimited number of shares of beneficial interest. Shares of beneficial interest of the Funds are currently divided into Class A, Class B and Class Y. Transactions in shares of the Funds were as follows:

Capital Balanced Fund

                                         Year Ended September 30,
                               -----------------------------------------------
                                        1999                     1998
                               ------------------------  ---------------------
                                 Shares       Amount      Shares     Amount
 ------------------------------------------------------------------------------
Class A
Shares sold..................   9,086,010  $143,511,236   258,246  $ 3,577,935
Shares redeemed..............  (1,949,361)  (30,839,772)        0            0
Shares issued in reinvestment
 of distributions............      89,104     1,341,038         0            0
Shares issued in acquisition
 of Mentor Strategy
 Portfolio...................   1,667,724    24,198,670         0            0
 ------------------------------------------------------------------------------
Net increase.................   8,893,477   138,211,172   258,246    3,577,935
 ------------------------------------------------------------------------------
Class B
Shares sold..................   3,086,070    47,290,308   412,403    5,702,737
Conversion of Class B Shares
 to Class Y shares...........           0             0  (273,416)  (3,350,117)
Shares redeemed..............  (3,307,503)  (49,837,695)  (48,378)    (810,125)
Shares issued in reinvestment
 of distributions............     146,658     2,190,038    88,886    1,300,249
Shares issued in acquisition
 of Mentor Strategy
 Portfolio...................  14,131,685   198,402,633         0            0
 ------------------------------------------------------------------------------
Net increase.................  14,056,910   198,045,284   179,495    2,842,744
 ------------------------------------------------------------------------------
Class Y (a)
Shares sold..................          89         1,303         0            0
Conversion of Class B Shares
 to Class Y shares...........           0             0   273,416    3,350,117
Shares redeemed..............    (264,603)   (3,836,379)   (7,305)    (100,000)
Shares issued in reinvestment
 of distributions............         106         1,566         0            0
 ------------------------------------------------------------------------------
Net increase (decrease)......    (264,408)   (3,833,510)  266,111    3,250,117
 ------------------------------------------------------------------------------
Net increase.................              $332,422,946            $ 9,670,796

 -------------------------------------------------------------------------------

Capital Growth Fund

                                      Year Ended September 30,
                          ---------------------------------------------------
                                    1999                      1998
                          -------------------------  ------------------------
                            Shares       Amount        Shares       Amount
 -----------------------------------------------------------------------------
Class A
Shares sold..............  8,969,729  $ 218,527,291   5,110,051  $121,415,173
Shares redeemed.......... (4,384,818)  (107,572,611) (1,926,775)  (45,709,577)
Shares issued in
 reinvestment of
 distributions...........    741,724     16,054,923     278,288     5,833,664
 -----------------------------------------------------------------------------
Net increase.............  5,326,635    127,009,603   3,461,564    81,539,260
 -----------------------------------------------------------------------------
Class B
Shares sold..............  3,100,435     70,992,924   4,375,173    98,931,464
Shares redeemed.......... (2,242,187)   (51,622,823) (1,063,324)  (23,712,167)
Shares issued in
 reinvestment of
 distributions...........  1,106,815     22,759,933     507,715    10,256,056
 -----------------------------------------------------------------------------
Net increase.............  1,965,063     42,130,034   3,819,564    85,475,353
 -----------------------------------------------------------------------------
Class Y (b)
Shares sold..............          0              0          48         1,000
Shares redeemed..........          0              0           0             0
Shares issued in
 reinvestment of
 distributions...........          5            125           1            12
 -----------------------------------------------------------------------------
Net increase.............          5            125          49         1,012
 -----------------------------------------------------------------------------
Net increase.............             $ 169,139,762              $167,015,625

 -------------------------------------------------------------------------------
(a) For the period from September 16, 1998 (commencement of class operations) to September 30, 1998.
(b) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.

Capital Income and Growth Fund

                                      Year Ended September 30,
                           --------------------------------------------------
                                    1999                      1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class A
Shares sold...............  1,535,653  $ 30,363,881   2,515,923  $ 49,323,113
Shares redeemed........... (1,369,583)  (27,336,486)   (915,370)  (18,005,450)
Shares issued in
 reinvestment of
 distributions............    347,798     6,756,517     371,373     7,153,831
 -----------------------------------------------------------------------------
Net increase..............    513,868     9,783,912   1,971,926    38,471,494
 -----------------------------------------------------------------------------
Class B
Shares sold...............    922,461    17,764,471   2,642,784    51,766,483
Shares redeemed........... (1,753,193)  (34,406,196) (1,074,795)  (21,053,657)
Shares issued in
 reinvestment of
 distributions............    465,134     9,020,962     559,471    10,748,481
 -----------------------------------------------------------------------------
Net increase (decrease)...   (365,598)   (7,620,763)  2,127,460    41,461,307
 -----------------------------------------------------------------------------
Class Y (a)
Shares sold...............          0             0          53         1,000
Shares redeemed...........          0             0           0             0
Shares issued in
 reinvestment of
 distributions............          3            64           2            30
 -----------------------------------------------------------------------------
Net increase..............          3            64          55         1,030
 -----------------------------------------------------------------------------
Net increase..............             $  2,163,213              $ 79,933,831

 -------------------------------------------------------------------------------

Growth Fund

                                      Year Ended September 30,
                         ------------------------------------------------------
                                   1999                        1998
                         --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
 -------------------------------------------------------------------------------
Class A
Shares sold.............  31,738,871  $ 498,194,431   12,016,618  $ 210,103,016
Shares redeemed......... (31,503,018)  (497,861,464) (12,306,743)  (213,035,017)
Shares issued in
 reinvestment of
 distributions..........     209,823      2,939,628      346,751      6,474,795
 -------------------------------------------------------------------------------
Net increase............     445,676      3,272,595       56,626      3,542,794
 -------------------------------------------------------------------------------
Class B
Shares sold.............   2,136,351     27,314,195    4,138,131     73,047,883
Shares redeemed.........  (8,496,928)  (122,872,448)  (4,698,527)   (80,890,251)
Shares issued in
 reinvestment of
 distributions..........   1,070,622     14,539,245    1,667,456     30,460,604
 -------------------------------------------------------------------------------
Net increase
 (decrease).............  (5,289,955)   (81,019,008)   1,107,060     22,618,236
 -------------------------------------------------------------------------------
Class Y (a)
Shares sold.............   1,189,938     18,258,330    1,786,672     30,602,698
Shares redeemed.........    (788,128)   (12,236,470)     (53,808)      (894,152)
Shares issued in
 reinvestment of
 distributions..........      72,358      1,016,634            1             10
 -------------------------------------------------------------------------------
Net increase............     474,168      7,038,494    1,732,865     29,708,556
 -------------------------------------------------------------------------------
Net increase
 (decrease).............              $ (70,707,919)              $  55,869,586

 -------------------------------------------------------------------------------

High Income Fund

                                  Year Ended               Period Ended
                              September 30, 1999      September 30, 1998 (b)
                            ------------------------  -----------------------
                              Shares       Amount      Shares       Amount
 -----------------------------------------------------------------------------
Class A
Shares sold................ 11,606,611  $127,776,306  4,775,208  $ 56,602,255
Shares redeemed............ (2,587,728)  (28,057,661)  (168,561)   (1,889,222)
Shares issued in
 reinvestment of
 distributions.............    523,286     5,731,421     51,541       580,207
 -----------------------------------------------------------------------------
Net increase...............  9,542,169   105,450,066  4,658,188    55,293,240
 -----------------------------------------------------------------------------
Class B
Shares sold................  5,534,821    60,817,115  5,890,307    69,683,852
Shares redeemed............ (1,241,203)  (13,458,559)  (190,546)   (2,108,787)
Shares issued in
 reinvestment of
 distributions.............    393,141     4,298,751     62,441       701,346
 -----------------------------------------------------------------------------
Net increase...............  4,686,759    51,657,307  5,762,202    68,276,411
 -----------------------------------------------------------------------------
Net increase...............             $157,107,373             $123,569,651

 -------------------------------------------------------------------------------
(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
(b) For the period from June 23, 1998 (commencement of class operations) to September 30, 1998.

Municipal Income Fund

                                       Year Ended September 30,
                             ------------------------------------------------
                                      1999                     1998
                             ------------------------  ----------------------
                               Shares       Amount      Shares      Amount
 -----------------------------------------------------------------------------
Class A
Shares sold.................  1,730,028  $ 27,697,748  1,688,990  $25,509,509
Shares redeemed............. (1,167,496)  (18,298,845)  (423,337)  (6,641,364)
Shares issued in
 reinvestment of
 distributions..............     95,949     1,495,527     75,715    1,188,701
 -----------------------------------------------------------------------------
Net increase................    658,481    10,894,430  1,341,368   20,056,846
 -----------------------------------------------------------------------------
Class B
Shares sold.................    505,740     7,866,662  1,208,341   18,966,860
Shares redeemed.............   (844,406)  (12,912,503)  (436,001)  (6,820,355)
Shares issued in
 reinvestment of
 distributions..............     88,642     1,381,234     91,662    1,436,340
 -----------------------------------------------------------------------------
Net increase (decrease).....   (250,024)   (3,664,607)   864,002   13,582,845
 -----------------------------------------------------------------------------
Class Y (a)
Shares sold.................          0             0         64        1,000
Shares redeemed.............          0             0          0            0
Shares issued in
 reinvestment of
 distributions..............          0            10          3           43
 -----------------------------------------------------------------------------
Net increase................          0            10         67        1,043
 -----------------------------------------------------------------------------
Net increase................             $  7,229,833             $33,640,734

 -------------------------------------------------------------------------------

Quality Income Fund

                                      Year Ended September 30,
                           --------------------------------------------------
                                    1999                      1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class A
Shares sold...............  6,870,812  $ 86,944,421   4,256,782  $ 56,191,423
Shares redeemed........... (5,746,275)  (71,969,150) (1,597,720)  (21,178,895)
Shares issued in
 reinvestment of
 distributions............    300,159     3,883,017     233,015     3,077,659
 -----------------------------------------------------------------------------
Net increase..............  1,424,696    18,858,288   2,892,077    38,090,187
 -----------------------------------------------------------------------------
Class B
Shares sold...............  1,882,214    24,533,041   3,811,046    50,451,628
Shares redeemed........... (2,669,108)  (34,466,906) (1,478,885)  (19,526,706)
Shares issued in
 reinvestment of
 distributions............    327,045     4,234,809     272,551     3,600,049
 -----------------------------------------------------------------------------
Net increase (decrease)...   (459,849)   (5,699,056)  2,604,712    34,524,971
 -----------------------------------------------------------------------------
Class Y (a)
Shares sold...............          0             0          76         1,000
Shares redeemed...........          0             0           0             0
Shares issued in
 reinvestment of
 distributions............          0             0           4            51
 -----------------------------------------------------------------------------
Net increase..............          0             0          80         1,051
 -----------------------------------------------------------------------------
Net increase..............             $ 13,159,232              $ 72,616,209

 -------------------------------------------------------------------------------
(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.

Short-Duration Income Fund

                                      Year Ended September 30,
                           --------------------------------------------------
                                    1999                      1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class A
Shares sold...............  8,743,015  $109,426,581   9,921,692  $124,978,729
Shares redeemed........... (6,891,134)  (85,442,151) (4,997,458)  (62,897,886)
Shares issued in
 reinvestment of
 distributions............    415,576     5,165,194     200,895     2,525,409
 -----------------------------------------------------------------------------
Net increase..............  2,267,457    29,149,624   5,125,129    64,606,252
 -----------------------------------------------------------------------------
Class B
Shares sold...............  1,353,089    16,923,783   3,500,465    44,073,519
Shares redeemed........... (2,148,019)  (26,729,789) (1,563,684)  (19,674,936)
Shares issued in
 reinvestment of
 distributions............    175,996     2,195,326     145,226     1,826,827
 -----------------------------------------------------------------------------
Net increase (decrease)...   (618,934)   (7,610,680)  2,082,007    26,225,410
 -----------------------------------------------------------------------------
Class Y (a)
Shares sold...............          0             0          79         1,000
Shares redeemed...........          0             0           0             0
Shares issued in
 reinvestment of
 distributions............          0             0           4            49
 -----------------------------------------------------------------------------
Net increase..............          0             0          83         1,049
 -----------------------------------------------------------------------------
Net increase..............             $ 21,538,944              $ 90,832,711

 -------------------------------------------------------------------------------
(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended September 30, 1999:

                                        Cost of Purchases        Proceeds from Sales
                                    ------------------------ ------------------------
                                        U.S.       Non-U.S.       U.S.       Non-U.S.
                                     Government   Government   Government   Government
                                    ----------- ---------- ---------- -----------
         Capital Balanced
          Fund...........           $324,124,906 $317,474,616 $220,169,427 $150,656,567
         Capital Growth
          Fund...........                      0  485,192,062            0  390,571,941
         Capital Income and Growth
          Fund...........            128,359,577  198,430,306  122,751,166  217,073,220
         Growth Fund.....                      0  516,201,245            0  576,320,792
         High Income
          Fund...........                      0  308,383,817            0  165,849,562
         Municipal Income
          Fund...........                      0  178,602,438            0  170,912,646
         Quality Income
          Fund...........            229,795,325  223,837,300  440,523,399   64,354,626
         Short-Duration
          Income Fund....            304,466,078  140,005,551  353,250,418   56,318,659

Short-Duration Income Fund and Quality Income Fund had the following reverse repurchase agreement outstanding at September 30, 1999:

                          Repurchase                                Interest Maturity
                            Amount            Counterparty            Rate     Date
                          ---------- --------------------------- ------ --------
         Quality Income
          Fund........... $10,003,028 State Street Bank & Trust Co.   5.45%  10/6/1999
         Short-Duration
          Income Fund....   6,564,948 State Street Bank & Trust Co.   5.20   10/6/1999

During the year ended September 30, 1999, Capital Balanced Fund, Quality Income Fund and Short-Duration Income Fund entered into reverse repurchase agreements. The average daily balance, weighted average interest rate and maximum amount outstanding under these agreements were as follows:

                                Average Daily   Weighted      Maximum
                                   Balance       Average       Amount
                                 Outstanding  Interest Rate Outstanding*
                                ------------ ----------- -----------
         Capital Balanced
          Fund.................  $    62,378      1.75%     $ 2,846,968
         Quality Income Fund...   21,559,331      4.90       81,054,844
         Short-Duration Income
          Fund.................    8,739,347      4.56       22,005,806

            -------
            * The Maximum Amount Outstanding under reverse repurchase agree-
              ments includes accrued interest.

At September 30, 1999, Quality Income Fund had a dollar roll agreements out-standing as follows:

         Dollar Roll                                 Interest  Maturity
         Amount                      Counterparty      Rate      Date
         ----------------------- ---------------- ------ ---------
         $9,095,625.............. Piper Jaffray Inc.   7.50%  10/16/1999

During the year ended September 30, 1999, Capital Balanced Fund, Capital Income and Growth Fund, Quality Income Fund and Short-Duration Income Fund earned in-come on mortgage dollar roll transactions as follows:

                                                      Income Earned on
                                                  Dollar Roll Transactions
                                                  ------------------------
         Capital Balanced Fund...................         $70,313
         Capital Income and Growth Fund..........          56,451
         Quality Income Fund.....................          18,450
         Short-Duration Income Fund..............          44,801

The Funds loaned securities during the year ended September 30, 1999 to certain brokers who paid the Fund a negotiated lender's fee. These fees are included in interest income. At September 30, 1999, the value of securities on loan and the value of collateral were as follows:

                           Value of Securities on Loan Value of Collateral
                           -------------------------- ------------------
         Capital Balanced
          Fund...........          $22,502,324             $22,733,449
         Capital Growth
          Fund...........            3,710,844               3,687,316
         Capital Income
          and Growth
          Fund...........           13,251,295              13,385,847
         Growth Fund.....           71,648,214              74,111,928
         Quality Income
          Fund...........            5,488,562               5,605,710

On September 30, 1999, the composition of unrealized appreciation and deprecia-tion on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

                                         Gross         Gross     Net Unrealized
                                       Unrealized   Unrealized    Appreciation
                           Tax Cost   Appreciation Depreciation  (Depreciation)
                         ----------- ---------- ----------- -------------
         Capital
          Balanced
          Fund.......... $364,494,014 $29,044,073  $ (8,485,680) $  20,558,393
         Capital Growth
          Fund..........  474,404,827  94,015,303   (23,943,504)    70,071,799
         Capital Income
          and Growth
          Fund..........  253,769,604  12,142,042    (7,529,235)     4,612,807
         Growth Fund....  469,866,310  91,391,664   (25,589,242)    65,802,422
         High Income
          Fund..........  262,966,662   3,177,339   (14,395,051)  (11,217,712)
         Municipal
          Income Fund...  110,486,886   1,626,259    (3,197,719)   (1,571,460)
         Quality Income
          Fund..........  230,458,983     456,333    (5,940,245)   (5,483,912)
         Short-Duration
          Income Fund...  169,441,212     473,157    (3,002,584)   (2,529,427)

As of September 30, 1999, the Funds had capital loss carryovers for federal in-come tax purposes as follows:

                                                                       Expiration
                                             ---------------------------------------------------------------
                                Capital Loss    2002       2003       2004       2005      2006      2007
                                 Carryover   --------- -------- -------- -------- ------ ---------
       High Income Fund........ $ 1,128,619  $        0 $        0 $        0 $        0 $      0 $1,128,619
       Municipal Income Fund...   1,920,439           0      8,142  1,616,817          0  295,480
       Quality Income Fund.....  13,907,548   3,547,591  7,326,035  1,708,773  1,325,149        0

Capital (Currency) losses incurred after October 31, within a Fund's fiscal year, are deemed to arise on the first business day of the Fund's following fiscal year. The High Income Fund, Municipal Income Fund, Quality Income Fund and Short-Duration Income Fund have incurred and will elect to defer post Octo-ber (currency) losses of $12,453,072, $621,521, $5,233,354 and $2,726,161, re-
spectively.

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with their custodian as of June 14, 1999, and with ESC on September 13, 1999, whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The Funds did not receive any fee credits for the year ended September 30, 1999.

9. FINANCING AGREEMENTS

On August 6, 1999 the Evergreen Equity and Fixed Income Funds became party to a credit agreement between Evergreen Funds and a group of banks (the "Lenders"). Under this agreement, effective for all other Evergreen Funds on July 27, 1999, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility is allocated, under the terms of the financing agreement, among the Lenders. The credit facility is ac-cessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or as general working capital as permitted by each Fund's bor-rowing restrictions. Borrowings under this facility are assessed interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused portion of the revolving credit commitment. The com-mitment fee is allocated to all Funds. For its assistance in arranging this fi-nancing agreement, First Union Capital Markets Corp. was paid a one-time ar-rangement fee of $250,000. State Street Bank & Trust Co. serves as paying agent for the Funds, and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds. During the year ended September 30, 1999 the Funds had no borrowings under this agreement.

10. SUBSEQUENT EVENTS (unaudited)

Acquisition of EVEREN by First Union
On April 26, 1999, First Union announced an agreement to acquire EVEREN Capital Corporation ("EVEREN"). As part of this acquisition Mentor would be combined with the Evergreen mutual funds complex and Mentor Funds would convert from a series of a Massachusetts business trust to various Evergreen Delaware business trusts. On October 1, 1999, the acquisition of EVEREN by First Union was completed.

Special Meetings of Shareholders
Special meetings of the Mentor Funds shareholders were held on October 15, 1999 for the Capital Balanced Fund, Growth Fund, High Income Fund, Municipal Income Fund, and Quality Income Fund, and on October 22, 1999 for the Capital Growth Fund, Capital Income and Growth Fund, and Short-Duration Income Fund. (See Ad-ditional Information.)

Class Restructuring
Upon approval by shareholders of each Fund on the conversion of the Mentor Funds to various series of Evergreen Delaware business trusts, the shareholders of Class A, Class B and Class Y of the Mentor Funds became owners of that num-ber of full and fractional shares of Class A, Class C and Class Y shares, re-spectively, of the corresponding Evergreen Equity and Fixed Income Funds. In addition, effective October 18, 1999 for the Capital Balanced Fund, Growth Fund, High Income Fund, and Quality Income Fund; October 25, 1999 for the Capi-tal Growth Fund, each of the Funds added a new class of shares designated as Class B, and High Income Fund added Class Y shares.

Class A shares of the Funds are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. The distribu-tion fee is paid by the Funds at an annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of the Class A, Class B and Class C shares, re-spectively. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent de-ferred sales charge ("CDSC") payable on shares redeemed within one year after the month of purchase. Holders of Class C shares received in the conversion are subject to the schedule of CDSC applicable to Class B shares of the former Men-tor Funds. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional in-vestors or Class Y shareholders of record of certain other Funds managed by First Union and its affiliates as of December 30, 1994.

                          Independent Auditors' Report

The Board of Trustees and Shareholders
Evergreen Equity Trust
Evergreen Fixed Income Trust
Evergreen Municipal Trust
(formerly Mentor Funds)

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen Capital Balanced Fund (for-merly Mentor Balanced Portfolio), Evergreen Capital Growth Fund (formerly Men-tor Capital Growth Portfolio), Evergreen Capital Income and Growth Fund (for-merly Mentor Income and Growth Portfolio), Evergreen Growth Fund (formerly Men-tor Growth Portfolio), portfolios of the Evergreen Equity Trust, and Evergreen High Income Fund (formerly Mentor High Income Portfolio), Evergreen Quality In-come Fund (formerly Mentor Quality Income Portfolio), Evergreen Short-Duration Income Fund (formerly Mentor Short-Duration Income Portfolio), portfolios of the Evergreen Fixed Income Trust, and Evergreen Municipal Income Fund (formerly Mentor Municipal Income Portfolio), a portfolio of Evergreen Municipal Trust (all Trusts formerly Mentor Funds), as of September 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years of periods in the five-year pe-riod ended September 30, 1999. These financial statements and financial high-lights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Sep-tember 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Capital Balanced Fund, Evergreen Capital Growth Fund, Evergreen Capital Income and Growth Fund, Evergreen Growth Fund, Evergreen High Income Fund, Evergreen Quality Income Fund, Evergreen Short-Duration Income Fund and Evergreen Municipal Income Fund as of September 30, 1999, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with generally accepted accounting principles.

                                            /s/ KPMG LLP

Boston, Massachusetts
November 5, 1999

                       Additional Information (unaudited)

DISTRIBUTIONS TO SHAREHOLDERS

On November 1, 1999 the following Funds declared net investment income divi-dends, payable on November 2, 1999 to shareholders of record on November 1, 1999:

                                                    Class C
                                Class A Class B (former Class B) Class Y
                                ------ ----- -------------- ------
         High Income Fund.....   $0.09   $0.09       $0.08        $0.09
         Municipal Income
          Fund................    0.06       0        0.05         0.07
         Quality Income Fund..    0.07    0.06        0.06         0.07
         Short-Duration Income
          Fund................    0.06       0        0.06         0.07

These distributions are not reflected in the accompanying financial statements.

SPECIAL MEETINGS OF SHAREHOLDERS

Special meetings of the Mentor Funds shareholders were held on October 15, 1999 for the Capital Balanced Fund, Capital Income and Growth Fund, Growth Fund, High Income Fund, Municipal Income Fund, Quality Income Fund and Short-Duration Income Fund, and on October 22, 1999 for the Capital Growth Fund to approve each Fund's conversion into a series of an Evergreen Delaware business trust and other related matters. Shareholders of record on August 17, 1999 were enti-tled to notice of and to vote at the meetings and any adjournments thereof. The record date shares and the number of shares voted and represented at the meet-ings were as follows:

                                                        Shares Voted as
                               Total                     Percentage of
                            Record Date                Total Record Date
                           Share Position Shares Voted      Shares
                           ------------- ---------- ----------------
         Capital Balanced
          Fund...........    23,922,217    12,187,097        50.94%
         Capital Growth
          Fund...........    23,394,963    11,828,888        50.56%
         Capital Income
          and Growth
          Fund...........    13,103,400     7,452,701        56.88%
         Growth Fund.....    31,252,368    16,241,039        51.97%
         High Income
          Fund...........    24,989,893    12,604,633        50.44%
         Municipal Income
          Fund...........     7,718,454     4,610,379        59.73%
         Quality Income
          Fund...........    16,037,390     9,605,132        59.89%
         Short-Duration
          Income Fund....    15,022,761     9,404,050        62.60%

During each of the special meetings the shareholders of the Funds voted the following:

1. To approve an Agreement and Plan of Conversion and Termination providing for the conversion of each of the above-named Funds into a corresponding series of Evergreen Delaware business trust;

2. To approve the proposed changes of the Fund's investment objectives from fundamental to non-fundamental;

3. To approve the proposed changes to the Fund's investment restrictions (for Short-Duration Income Fund this vote was designated as vote number 2 on the shareholders' proxy cards):
  3A.Diversification
  3B.Concentration
  3C.Senior securities
  3D.Borrowing
  3E.Underwriting
  3F.Real Estate
  3G.Commodities
  3H.Lending
  3I. To reclassify as non-fundamental certain fundamental restrictions that are no longer required to be fundamental:
    3I(i).Short sales
    3I(ii).Margin purchases

    3I(iii).Pledging
    3I(iv).Restricted securities
    3I(v).Unseasoned issuers
    3I(vi).Illiquid securities
    3I(vii).Officers' and directors' ownership of securities
    3I(viii).Control of management
    3I(ix).Joint trading
    3I(x).Other investment companies
    3I(xi).Oil, gas and minerals
    3I(xii).Foreign securities
    3I(xiii).Warrants

4. To transact any other business that may properly come before the meeting or any adjournment thereof (for Capital Income and Growth Fund and Municipal Income Fund this vote was designated as vote number 5 on the shareholders' voting cards).

The results were as follows:

Capital Balanced Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  10,994,733   90.22%
AGAINST.................     348,910    2.86%
ABSTAIN.................     843,454    6.92%
TOTAL...................  12,187,097  100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  10,909,586   89.52%
AGAINST.................     388,502    3.19%
ABSTAIN.................     889,009    7.29%
TOTAL...................  12,187,097  100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  10,905,238  89.48%   336,515    2.76%   945,344    7.76%
3B. .................  10,905,199  89.48%   336,554    2.76%   945,344    7.76%
3C. .................  10,894,243  89.39%   347,510    2.85%   945,344    7.76%
3D. .................  10,864,360  89.15%   377,393    3.10%   945,344    7.76%
3E. .................  10,892,480  89.38%   349,273    2.87%   945,344    7.76%
3F. .................  10,875,315  89.24%   366,438    3.01%   945,344    7.76%
3G. .................  10,866,717  89.17%   375,036    3.08%   945,344    7.76%
3H. .................  10,879,211  89.27%   362,542    2.97%   945,344    7.76%
3I(i). ..............  10,893,042  89.38%   348,711    2.86%   945,344    7.76%
3I(ii). .............  10,892,031  89.37%   349,722    2.87%   945,344    7.76%
3I(iii). ............  10,898,547  89.43%   343,206    2.82%   945,344    7.76%
3I(iv). .............  10,893,828  89.39%   347,925    2.85%   945,344    7.76%
3I(v). ..............  10,893,828  89.39%   347,925    2.85%   945,344    7.76%
3I(vi). .............  10,890,301  89.36%   351,452    2.88%   945,344    7.76%
3I(vii). ............  10,889,042  89.35%   352,711    2.89%   945,344    7.76%
3I(viii). ...........  10,893,755  89.39%   347,998    2.86%   945,344    7.76%
3I(ix). .............  10,899,333  89.43%   342,420    2.81%   945,344    7.76%
3I(x). ..............  10,899,333  89.43%   342,420    2.81%   945,344    7.76%
3I(xi). .............  10,899,333  89.43%   342,420    2.81%   945,344    7.76%
3I(xii). ............  10,896,592  89.41%   345,161    2.83%   945,344    7.76%
3I(xiii). ...........  10,909,327  89.52%   332,426    2.73%   945,344    7.76%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  11,034,747   90.55%
AGAINST.................     235,770    1.93%
ABSTAIN.................     916,580    7.52%
TOTAL...................  12,187,097  100.00%

Capital Growth Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  10,630,330   89.87%
AGAINST.................     405,804    3.43%
ABSTAIN.................     792,754    6.70%
TOTAL...................  11,828,888  100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  10,545,591   89.15%
AGAINST.................     474,312    4.01%
ABSTAIN.................     808,985    6.84%
TOTAL...................  11,828,888  100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  10,540,789  89.11%   399,374    3.38%   888,725    7.51%
3B. .................  10,531,371  89.03%   408,792    3.46%   888,725    7.51%
3C. .................  10,538,320  89.09%   401,843    3.40%   888,725    7.51%
3D. .................  10,532,404  89.04%   407,759    3.45%   888,725    7.51%
3E. .................  10,539,383  89.10%   400,780    3.39%   888,725    7.51%
3F. .................  10,534,491  89.06%   405,672    3.43%   888,725    7.51%
3G. .................  10,522,752  88.96%   417,411    3.53%   888,725    7.51%
3H. .................  10,528,667  89.01%   411,496    3.48%   888,725    7.51%
3I(i). ..............  10,534,592  89.06%   405,571    3.43%   888,725    7.51%
3I(ii). .............  10,532,514  89.04%   407,649    3.45%   888,725    7.51%
3I(iii). ............  10,532,775  89.04%   407,388    3.44%   888,725    7.51%
3I(iv). .............  10,534,795  89.06%   405,368    3.43%   888,725    7.51%
3I(v). ..............  10,534,942  89.06%   405,221    3.43%   888,725    7.51%
3I(vi). .............  10,529,745  89.02%   410,418    3.47%   888,725    7.51%
3I(vii). ............  10,535,657  89.07%   404,506    3.42%   888,725    7.51%
3I(viii). ...........  10,536,127  89.07%   404,036    3.42%   888,725    7.51%
3I(ix). .............  10,536,163  89.07%   404,000    3.42%   888,725    7.51%
3I(x). ..............  10,535,992  89.07%   404,171    3.42%   888,725    7.51%
3I(xi). .............  10,536,249  89.07%   403,914    3.41%   888,725    7.51%
3I(xii). ............  10,536,153  89.07%   404,010    3.42%   888,725    7.51%
3I(xiii). ...........  10,541,990  89.12%   398,173    3.37%   888,725    7.51%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  10,696,920   90.43%
AGAINST.................     285,472    2.41%
ABSTAIN.................     846,496    7.16%
TOTAL...................  11,828,888  100.00%

Capital Income and Growth Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  6,620,618    88.84%
AGAINST.................    330,476     4.43%
ABSTAIN.................    501,607     6.73%
TOTAL...................  7,452,701   100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  6,665,453    89.44%
AGAINST.................    300,698     4.03%
ABSTAIN.................    486,550     6.53%
TOTAL...................  7,452,701   100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  6,710,597   90.04%   254,043    3.41%   488,061    6.55%
3B. .................  6,710,348   90.04%   254,292    3.41%   488,061    6.55%
3C. .................  6,703,616   89.95%   261,024    3.50%   488,061    6.55%
3D. .................  6,706,503   89.99%   258,137    3.46%   488,061    6.55%
3E. .................  6,707,785   90.00%   256,855    3.45%   488,061    6.55%
3F. .................  6,696,672   89.86%   267,968    3.60%   488,061    6.55%
3G. .................  6,703,089   89.94%   261,551    3.51%   488,061    6.55%
3H. .................  6,706,320   89.99%   258,320    3.47%   488,061    6.55%
3I(i). ..............  6,702,543   89.93%   262,097    3.52%   488,061    6.55%
3I(ii). .............  6,707,752   90.00%   256,888    3.45%   488,061    6.55%
3I(iii). ............  6,702,825   89.94%   261,815    3.51%   488,061    6.55%
3I(iv). .............  6,708,034   90.01%   256,606    3.44%   488,061    6.55%
3I(v). ..............  6,708,034   90.01%   256,606    3.44%   488,061    6.55%
3I(vi). .............  6,702,496   89.93%   262,144    3.52%   488,061    6.55%
3I(vii). ............  6,703,715   89.95%   260,925    3.50%   488,061    6.55%
3I(viii). ...........  6,708,034   90.01%   256,606    3.44%   488,061    6.55%
3I(ix). .............  6,707,752   90.00%   256,888    3.45%   488,061    6.55%
3I(x). ..............  6,708,034   90.01%   256,606    3.44%   488,061    6.55%
3I(xi). .............  6,708,034   90.01%   256,606    3.44%   488,061    6.55%
3I(xii). ............  6,702,825   89.94%   261,815    3.51%   488,061    6.55%
3I(xiii). ...........  6,708,034   90.01%   256,606    3.44%   488,061    6.55%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  6,670,205    89.50%
AGAINST.................    301,630     4.05%
ABSTAIN.................    480,866     6.45%
TOTAL...................  7,452,701   100.00%

Growth Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  14,895,816   91.72%
AGAINST.................     541,540    3.33%
ABSTAIN.................     803,683    4.95%
TOTAL...................  16,241,039  100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  14,804,165   91.16%
AGAINST.................     634,137    3.90%
ABSTAIN.................     802,737    4.94%
TOTAL...................  16,241,039  100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  14,793,159  91.09%   555,808    3.42%   892,072    5.49%
3B. .................  14,789,499  91.06%   559,468    3.44%   892,072    5.49%
3C. .................  14,790,192  91.07%   558,775    3.44%   892,072    5.49%
3D. .................  14,772,975  90.96%   575,992    3.55%   892,072    5.49%
3E. .................  14,787,626  91.05%   561,341    3.46%   892,072    5.49%
3F. .................  14,761,844  90.89%   587,123    3.62%   892,072    5.49%
3G. .................  14,757,964  90.87%   591,003    3.64%   892,072    5.49%
3H. .................  14,761,461  90.89%   587,506    3.62%   892,072    5.49%
3I(i). ..............  14,771,461  90.95%   577,506    3.56%   892,072    5.49%
3I(ii). .............  14,775,676  90.98%   573,291    3.53%   892,072    5.49%
3I(iii). ............  14,776,563  90.98%   572,404    3.52%   892,072    5.49%
3I(iv). .............  14,779,578  91.00%   569,389    3.51%   892,072    5.49%
3I(v). ..............  14,782,407  91.02%   566,560    3.49%   892,072    5.49%
3I(vi). .............  14,778,607  91.00%   570,360    3.51%   892,072    5.49%
3I(vii). ............  14,784,662  91.03%   564,305    3.47%   892,072    5.49%
3I(viii). ...........  14,784,304  91.03%   564,663    3.48%   892,072    5.49%
3I(ix). .............  14,786,029  91.04%   562,938    3.47%   892,072    5.49%
3I(x). ..............  14,786,029  91.04%   562,938    3.47%   892,072    5.49%
3I(xi). .............  14,784,919  91.03%   564,048    3.47%   892,072    5.49%
3I(xii). ............  14,782,977  91.02%   565,990    3.48%   892,072    5.49%
3I(xiii). ...........  14,789,803  91.06%   559,164    3.44%   892,072    5.49%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  15,002,311   92.38%
AGAINST.................     370,883    2.28%
ABSTAIN.................     867,845    5.34%
TOTAL...................  16,241,039  100.00%

High Income Fund



Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  11,564,156   91.75%
AGAINST.................     385,038    3.05%
ABSTAIN.................     655,439    5.20%
TOTAL...................  12,604,633  100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  11,551,119   91.64%
AGAINST.................     367,058    2.91%
ABSTAIN.................     686,456    5.45%
TOTAL...................  12,604,633  100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  11,648,084  92.41%   269,758    2.14%   686,791    5.45%
3B. .................  11,648,084  92.41%   269,758    2.14%   686,791    5.45%
3C. .................  11,644,985  92.39%   272,857    2.16%   686,791    5.45%
3D. .................  11,642,623  92.37%   275,219    2.18%   686,791    5.45%
3E. .................  11,648,084  92.41%   269,758    2.14%   686,791    5.45%
3F. .................  11,646,949  92.40%   270,893    2.15%   686,791    5.45%
3G. .................  11,639,174  92.34%   278,668    2.21%   686,791    5.45%
3H. .................  11,642,739  92.37%   275,103    2.18%   686,791    5.45%
3I(i). ..............  11,650,689  92.43%   267,153    2.12%   686,791    5.45%
3I(ii). .............  11,644,459  92.38%   273,383    2.17%   686,791    5.45%
3I(iii). ............  11,645,635  92.39%   272,207    2.16%   686,791    5.45%
3I(iv). .............  11,646,542  92.40%   271,300    2.15%   686,791    5.45%
3I(v). ..............  11,649,225  92.42%   268,617    2.13%   686,791    5.45%
3I(vi). .............  11,649,225  92.42%   268,617    2.13%   686,791    5.45%
3I(vii). ............  11,648,802  92.42%   269,040    2.13%   686,791    5.45%
3I(viii). ...........  11,651,308  92.44%   266,534    2.11%   686,791    5.45%
3I(ix). .............  11,651,308  92.44%   266,534    2.11%   686,791    5.45%
3I(x). ..............  11,651,308  92.44%   266,534    2.11%   686,791    5.45%
3I(xi). .............  11,651,308  92.44%   266,534    2.11%   686,791    5.45%
3I(xii). ............  11,649,225  92.42%   268,617    2.13%   686,791    5.45%
3I(xiii). ...........  11,651,308  92.44%   266,534    2.11%   686,791    5.45%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  11,826,369   93.83%
AGAINST.................     190,649    1.51%
ABSTAIN.................     587,615    4.66%
TOTAL...................  12,604,633  100.00%

Municipal Income Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  4,210,871    91.33%
AGAINST.................     94,439     2.05%
ABSTAIN.................    305,069     6.62%
TOTAL...................  4,610,379   100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  4,154,796    90.12%
AGAINST.................    128,272     2.78%
ABSTAIN.................    327,311     7.10%
TOTAL...................  4,610,379   100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3B. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3C. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3D. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3E. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3F. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3G. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3H. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(i). ..............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(ii). .............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(iii). ............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(iv). .............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(v). ..............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(vi). .............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(vii). ............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(viii). ...........  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(ix). .............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(x). ..............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(xi). .............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(xii). ............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(xiii). ...........  4,172,540   90.50%    96,931    2.10%   340,908    7.39%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  4,137,428    89.75%
AGAINST.................    106,685     2.31%
ABSTAIN.................    366,266     7.94%
TOTAL...................  4,610,379   100.00%

Quality Income Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  8,744,290    91.04%
AGAINST.................    275,788     2.87%
ABSTAIN.................    585,054     6.09%
TOTAL...................  9,605,132   100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  8,747,045    91.07%
AGAINST.................    232,637     2.42%
ABSTAIN.................    625,450     6.51%
TOTAL...................  9,605,132   100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  8,749,090   91.09%   202,285    2.11%   653,756    6.81%
3B. .................  8,747,677   91.07%   203,698    2.12%   653,756    6.81%
3C. .................  8,746,448   91.06%   204,927    2.13%   653,756    6.81%
3D. .................  8,741,284   91.01%   210,091    2.19%   653,756    6.81%
3E. .................  8,741,944   91.01%   209,431    2.18%   653,756    6.81%
3F. .................  8,734,969   90.94%   216,406    2.25%   653,756    6.81%
3G. .................  8,744,549   91.04%   206,826    2.15%   653,756    6.81%
3H. .................  8,742,143   91.02%   209,232    2.18%   653,756    6.81%
3I(i). ..............  8,741,828   91.01%   209,547    2.18%   653,756    6.81%
3I(ii). .............  8,743,750   91.03%   207,625    2.16%   653,756    6.81%
3I(iii). ............  8,744,064   91.04%   207,311    2.16%   653,756    6.81%
3I(iv). .............  8,743,750   91.03%   207,625    2.16%   653,756    6.81%
3I(v). ..............  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(vi). .............  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(vii). ............  8,749,206   91.09%   202,169    2.10%   653,756    6.81%
3I(viii). ...........  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(ix). .............  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(x). ..............  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(xi). .............  8,749,206   91.09%   202,169    2.10%   653,756    6.81%
3I(xii). ............  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(xiii). ...........  8,749,771   91.09%   201,604    2.10%   653,756    6.81%

Vote 4.
                 Shares Voted % Voted % of Total
                 ----------- ----- ---------
FOR.............  8,846,098    92.10%   55.16%
AGAINST.........    197,970     2.06%    1.23%
ABSTAIN.........    561,064     5.84%    3.50%
TOTAL...........  9,605,132   100.00%   59.89%

Short-Duration Income Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  7,510,210    76.92%
AGAINST.................  1,529,577    15.66%
ABSTAIN.................    724,797     7.42%
TOTAL...................  9,764,584   100.00%

Vote 2.--N/A

Vote 3.
                     Shares Voted   %    Shares Voted   %    Shares Voted   %
                         FOR      Voted    AGAINST    Voted    ABSTAIN    Voted
                     ----------- ---- ---------- ---- ---------- ----
3A. ................  7,508,794   76.90%  1,502,932   15.39%   752,858    7.71%
3B. ................  7,508,794   76.90%  1,502,932   15.39%   752,858    7.71%
3C. ................  7,508,794   76.90%  1,502,932   15.39%   752,858    7.71%
3D. ................  7,502,468   76.83%  1,509,258   15.46%   752,858    7.71%
3E. ................  7,508,794   76.90%  1,502,932   15.39%   752,858    7.71%
3F. ................  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3G. ................  7,504,493   76.85%  1,507,233   15.44%   752,858    7.71%
3H. ................  7,508,794   76.90%  1,502,932   15.39%   752,858    7.71%
3I(i). .............  7,503,748   76.85%  1,507,978   15.44%   752,858    7.71%
3I(ii). ............  7,503,748   76.85%  1,507,978   15.44%   752,858    7.71%
3I(iii). ...........  7,503,748   76.85%  1,507,978   15.44%   752,858    7.71%
3I(iv). ............  7,503,748   76.85%  1,507,978   15.44%   752,858    7.71%
3I(v). .............  7,503,748   76.85%  1,507,978   15.44%   752,858    7.71%
3I(vi). ............  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(vii). ...........  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(viii). ..........  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(ix). ............  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(x). .............  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(xi). ............  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(xii). ...........  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(xiii). ..........  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  7,490,714    76.71%
AGAINST.................  1,520,990    15.58%
ABSTAIN.................    752,880     7.71%
TOTAL...................  9,764,584   100.00%

In addition, Capital Income and Growth Fund, Municipal Income Fund and Short-Duration Income Fund shareholders voted to approve a Plan of Reorganization whereby each Fund will transfer all of its assets and have its identified lia-bilities assumed by another Evergreen fund in exchange for shares of the ac-quiring Evergreen fund as follows:

         Acquired Fund                         Acquiring Fund
    Capital Income and                  Capital Balanced Fund
    Growth Fund                         Evergreen Municipal Bond
    Municipal Income Fund               Fund
    Short-Duration Income               Evergreen Short-Intermedi-
    Fund                                ate Bond Fund

The shareholders of Capital Income and Growth Fund, Municipal Income Fund and Short-Duration Income Fund voted to approve the Plan of Reorganization during the meetings held on October 22, 1999, October 15, 1999 and October 29, 1999, respectively.

For Capital Income and Growth Fund and Municipal Income Fund this vote was des-ignated as vote number 4 and for Short-Duration Income Fund this vote was des-ignated as vote number 3 on the shareholders' voting cards. The results of the vote were as follows:

Capital Income and Growth Fund

Vote
                      Shares Voted % of Voted
                      ----------- ---------
FOR..................  6,756,644     90.66%
AGAINST..............    230,077      3.09%
ABSTAIN..............    465,980      6.25%
TOTAL................  7,452,701    100.00%

Municipal Income Fund

Vote
                      Shares Voted % of Voted
                      ----------- ---------
FOR..................  4,155,092     90.12%
AGAINST..............     87,960      1.91%
ABSTAIN..............    367,327      7.97%
TOTAL................  4,610,379    100.00%

Short-Duration Income Fund

Vote
                      Shares Voted % of Voted
                      ----------- ---------
FOR..................  7,514,233     76.96%
AGAINST..............  1,524,681     15.61%
ABSTAIN..............    725,670      7.43%
TOTAL................  9,764,584    100.00%

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisor and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisor is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any ad-verse impact on the Funds from this problem.

FEDERAL TAX STATUS OF DISTRIBUTIONS

Pursuant to section 852 of the Internal Revenue code, the Funds have designated the following amounts as long-term capital gain distributions for the fiscal year ended September 30, 1999:

                                                            Aggregate  Per Share
                                                           ---------- --------
Capital Balanced Fund..................................... $   755,106  $0.050
Capital Growth Fund.......................................  27,486,789   2.630
Capital Income and Growth Fund............................   9,316,482   0.980
Growth Fund...............................................  19,038,170   0.560
Short-Duration Income Fund................................      70,058   0.005

For corporate shareholders, the following percentages of ordinary income divi-dends paid during the fiscal year ended September 30, 1999 qualified for the dividends received deduction:

Capital Balanced Fund.................................................... 39.61%
Capital Income and Growth Fund........................................... 27.10

For the fiscal year ended September 30, 1999, the percentage representing the portion of distributions from net investment income exempt form Federal income taxes, other than alternative minimum tax, for Municipal Income Fund is 98.45%

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Municipal Income Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund
Quality Income Fund
Short-Duration Income Fund
High Income Fund

Balanced
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund
Capital Balanced Fund
Capital Income and Growth Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Growth Fund
Capital Growth Fund
Select Special Equity Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com
28585                                                              551386  11/99

[LOGO OF EVERGREEN FUNDS]                              -------------
                                                         BULK RATE
                                                       U.S. POSTAGE
                                                           PAID
200 Berkeley Street                                    PERMIT NO. 19
Boston, MA 02116                                        HUDSON, MA
                                                       -------------

                            Evergreen Foundation Fund
                               Pro Forma Combining
                             Schedule of Investments
                         September 30, 1999 (Unaudited)


                                                            Foundation Fund        Capital Balanced Fund     Pro - Forma Combined
                                                       -------------------------   ----------------------   -----------------------
                                                       Principal /      Market     Principal /   Market     Principal /     Market
                                                         Shares         Value       Shares       Value        Shares        Value
                                                       ----------    ----------   ----------   ----------   ----------   ----------
COMMON STOCKS                                   61.7%
Advertising & Related Services                   0.2%
     Interpublic Group of Companies, Inc.                                           174,670     $7,183,304    174,670    $7,183,304
                                                                                               -----------              -----------

Aerospace & Defense                              0.5%
     Boeing Co.                                           247,600     $10,553,950                             247,600    10,553,950
     United Technologies Corp.                             92,530       5,488,186                              92,530     5,488,186
                                                                     ------------                                       -----------
                                                                       16,042,136                                        16,042,136
Automotive Equipment & Manufacturing             0.9%
     Daimler Chrysler AG                                  344,066      23,891,083                             344,066    23,891,083
     Delphi Automotive Systems Corp.                       90,860       1,459,439                              90,860     1,459,439
     General Motors Corp.                                 110,000       6,923,125                             110,000     6,923,125
                                                                     ------------                                       -----------
                                                                       32,273,647                                        32,273,647
Banks                                            2.4%
     Bank One Corp.                                       117,923       4,105,194                             117,923     4,105,194
     BankAmerica Corp.                                    179,539       9,998,078                             179,539     9,998,078
     BankBoston Corp.                                     668,600      29,000,525                             668,600    29,000,525
     Charter One Financial, Inc. (b)                                                102,766      2,376,455    102,766     2,376,455
     M&T Bank Corp.                                                                   2,901      1,331,559      2,901     1,331,559
     National City Corp.                                  366,160       9,771,895                             366,160     9,771,895
     Seacoast Banking Corp. of Florida, Cl. A              70,000       2,060,625                              70,000     2,060,625
     SouthTrust Corp.                                                               173,100      6,209,962    173,100     6,209,962
     SunTrust Banks, Inc.                                 184,280      12,116,410                             184,280    12,116,410
     Wells Fargo Co. (b)                                                            140,495      5,567,114    140,495     5,567,114
                                                                      -----------              -----------              -----------
                                                                       67,052,727               15,485,090               82,537,817
Building, Construction & Furnishings             0.1%
     Sherwin Williams Co.                                                           134,985      2,826,248    134,985     2,826,248
                                                                                               -----------              -----------

Business Equipment & Services                    1.3%
     Automatic Data Processing, Inc.                       98,000       4,373,250   174,800      7,800,450    272,800    12,173,700
     Computer Sciences Corp.                              106,200       7,467,188   128,645      9,045,352    234,845    16,512,540
*    First Data Corp.                                                               162,100      7,112,137    162,100     7,112,137
     SunGard Data Systems, Inc. (b)                                                 156,600      4,120,538    156,600     4,120,538
*    Xerox Corp.                                          120,000       5,032,500                             120,000     5,032,500
                                                                      -----------              -----------              -----------
                                                                       16,872,938               28,078,477               44,951,415
Capital Goods                                    0.2%
     Caterpillar, Inc.                                    156,000       8,550,750                             156,000     8,550,750
                                                                     ------------                                       -----------
Chemical & Agricultural Products                 1.8%
     Air Products & Chemicals, Inc.                        40,000       1,162,500                              40,000     1,162,500
     Du Pont (E.I.) De Nemours & Co.                      575,400      35,027,475                             575,400    35,027,475
     Monsanto Co.                                         280,800      10,021,050                             280,800    10,021,050
     Nalco Chemical Co.                                    45,000       2,272,500                              45,000     2,272,500
     Pioneer Hi-Bred International, Inc.                  174,000       6,927,375                             174,000     6,927,375
     PPG Industries, Inc.                                 105,800       6,348,000                             105,800     6,348,000
     Praxair, Inc.                                         40,000       1,840,000                              40,000     1,840,000
                                                                     ------------                                       -----------
                                                                       63,598,900                                        63,598,900
Communication Systems & Services                 3.3%
     Cisco Systems, Inc.                                  816,200      55,960,712                             816,200    55,960,712
     Lucent Technologies, Inc.                            643,870      41,771,066                             643,870    41,771,066
     MCI WorldCom, Inc.                                   170,900      12,283,438    84,585      6,079,547    255,485    18,362,985
                                                                      -----------              -----------              -----------
                                                                      110,015,216                6,079,547              116,094,763
Consumer Products & Services                     0.9%
     Gillette Co.                                         218,000       7,398,375                             218,000     7,398,375
     Procter & Gamble Co.                                 251,451      23,573,531                             251,451    23,573,531
                                                                     ------------                                       -----------
                                                                       30,971,906                                        30,971,906
Diversified Companies                            1.2%
     Tyco International Ltd.                              334,586      34,546,004                             334,586    34,546,004
     Tyco International Ltd. (b)                                                     86,645      8,946,096     86,645     8,946,096
                                                                      -----------              -----------              -----------
                                                                       34,546,004                8,946,096               43,492,100
Electrical Equipment & Services                  3.0%
     Applied Power, Inc., Cl. A                           130,000       3,948,750                             130,000     3,948,750
     Emerson Electric Co.                                 254,300      16,068,581                             254,300    16,068,581
     General Electric Co.                                 612,400      72,607,675                             612,400    72,607,675

                                                            Foundation Fund        Capital Balanced Fund     Pro - Forma Combined
                                                       -------------------------   ----------------------   -----------------------
                                                       Principal /      Market     Principal /   Market     Principal /     Market
                                                         Shares         Value       Shares       Value        Shares        Value
                                                       ----------    ----------   ----------   ----------   ----------   ----------
     Motorola, Inc.                                       127,500      11,220,000                             127,500    11,220,000
                                                                     ------------                                      ------------
                                                                      103,845,006                                       103,845,006
Finance & Insurance                              7.2%
     AFLAC, Inc.                                          100,000       4,187,500                             100,000    4,187,500
     Allstate Corp.                                       144,000       3,591,000                             144,000    3,591,000
     American Express Co.                                 263,000      35,406,375    45,860      6,173,903    308,860   41,580,278
     American International Group, Inc.                   367,612      31,959,268                             367,612   31,959,268
     Berkshire Hathaway Inc.                                4,600       8,537,600                               4,600    8,537,600
     Citigroup, Inc.                                      437,625      19,255,500                             437,625   19,255,500
     Countrywide Credit Industries, Inc.                  158,350       5,106,788                             158,350    5,106,788
     Federal Home Loan Mortgage Corp.                      84,000       4,368,000                              84,000    4,368,000
     Federal National Mortgage Assoc.                     718,000      45,009,625                             718,000   45,009,625
     Federal National Mortgage Assoc. (b)                                           103,910      6,513,858    103,910    6,513,858
     Household International, Inc.                        370,055      14,848,457                             370,055   14,848,457
     Marsh & McLennan Co., Inc.                           354,100      24,255,850                             354,100   24,255,850
     Merrill Lynch & Co., Inc.                            407,400      27,372,187                             407,400   27,372,187
     MGIC Investment Corp.                                169,800       8,107,950                             169,800    8,107,950
     Raymond James Financial, Inc.                        312,975       6,239,939                             312,975    6,239,939
     Washington Mutual, Inc.                                                         70,880      2,073,240     70,880    2,073,240
                                                                     ------------              -----------            ------------
                                                                      238,246,039               14,761,001             253,007,040
Food & Beverage Products                         2.7%
     Albertsons, Inc.                                                               150,000      5,934,375    150,000    5,934,375
     Anheuser Busch Companies, Inc.                       182,000      12,751,375                             182,000   12,751,375
     Bestfoods                                            240,000      11,640,000                             240,000   11,640,000
     Campbell Soup Co.                                    111,000       4,342,875                             111,000    4,342,875
     Coca Cola Co.                                        439,400      21,118,662                             439,400   21,118,662
     Conagra, Inc.                                        206,900       4,668,181                             206,900    4,668,181
     McDonald's Corp.                                     242,000      10,406,000                             242,000   10,406,000
     Pepsico, Inc.                                        250,000       7,562,500                             250,000    7,562,500
     Philip Morris Companies, Inc.                        274,000       9,367,375   145,000      4,957,187    419,000   14,324,562
     Tricon Global Restaurants, Inc.                        3,000         122,813                               3,000      122,813
                                                                     ------------              -----------            ------------
                                                                       81,979,781               10,891,562              92,871,343
Forest Products                                  0.1%
     Willamette Industries, Inc.                           90,000       3,881,250                              90,000    3,881,250
                                                                     ------------                                     ------------
Healthcare Products & Services                   6.7%
     Abbott Laboratories                                  431,400      15,853,950                             431,400   15,853,950
     American Home Products Corp.                         243,600      10,109,400                             243,600   10,109,400
     Baxter International, Inc.                            70,000       4,217,500                              70,000    4,217,500
     Bristol-Myers Squibb Co.                             350,400      23,652,000   108,890      7,350,075    459,290   31,002,075
     Glaxo Wellcome Plc, ADR                               29,400       1,528,800                              29,400    1,528,800
     Guidant Corp.                                        137,100       7,351,988                             137,100    7,351,988
     IMS Health, Inc.                                      40,000         912,500                              40,000      912,500
     Johnson & Johnson                                    205,500      18,880,312    80,205      7,368,834    285,705   26,249,146
     Lilly (Eli) & Co.                                    312,524      20,001,536                             312,524   20,001,536
     McKesson HBOC, Inc.                                  198,680       5,761,720                             198,680    5,761,720
     Medtronic, Inc.                                      297,200      10,550,600                             297,200   10,550,600
     Merck & Co., Inc.                                    538,516      34,902,568                             538,516   34,902,568
     PE Corp-PE Biosystems Group                          324,000      23,409,000                             324,000   23,409,000
     Pfizer, Inc.                                         253,500       9,110,156                             253,500    9,110,156
     Schering-Plough Corp.                                314,000      13,698,250                             314,000   13,698,250
*    Tenet Healthcare Corp.                                                         367,970      6,462,473    367,970    6,462,473
     Warner-Lambert Co.                                   227,400      15,093,675                             227,400   15,093,675
                                                                     ------------              -----------            ------------
                                                                      215,033,955               21,181,382             236,215,337
Industrial Specialty Products & Services         1.0%
     Corning, Inc.                                        143,000       9,804,438                             143,000    9,804,438
     Honeywell, Inc.                                      108,000      12,021,750                             108,000   12,021,750
     Illinois Tool Works, Inc.                             63,700       4,749,631    94,435      7,041,310    158,135   11,790,941
                                                                     ------------              -----------            ------------
                                                                       26,575,819                7,041,310              33,617,129

Information Services & Technology               12.7%
     America Online, Inc.                                 161,000      16,744,000                             161,000   16,744,000
     Analog Devices, Inc.                                 162,566       8,331,507                             162,566    8,331,507
     BMC Software, Inc.                                   100,000       7,156,250                             100,000    7,156,250
     Compaq Computer Corp.                                520,133      11,930,551                             520,133   11,930,551
     Computer Associates International, Inc.              106,000       6,492,500                             106,000    6,492,500
     Dell Computer Corp.                                  600,000      25,087,500                             600,000   25,087,500
     EMC Corp.                                            216,000      15,430,500                             216,000   15,430,500
     Hewlett-Packard Co.                                  342,800      31,537,600                             342,800   31,537,600
     Intel Corp.                                        1,619,200     120,326,800   108,000      8,025,750  1,727,200  128,352,550
     International Business Machines Corp.                480,000      58,260,000                             480,000   58,260,000
     Microsoft Corp.                                      980,000      88,751,250                             980,000   88,751,250

                                                            Foundation Fund        Capital Balanced Fund     Pro - Forma Combined
                                                       -------------------------   ----------------------   -----------------------
                                                       Principal /      Market     Principal /   Market     Principal /     Market
                                                         Shares         Value       Shares       Value        Shares        Value
                                                       ----------    ----------   ----------   ----------   ----------   ----------
*    Sun Microsystems, Inc.                               428,000      39,804,000    93,050      8,653,650    521,050   48,457,650
                                                                     ------------              -----------            ------------
                                                                      429,852,458               16,679,400             446,531,858
Manufacturing - Distributing                     0.2%
     Sysco Corp.                                                                    245,935      8,623,096    245,935    8,623,096
                                                                                               -----------             -----------

Oil & Energy                                     2.6%
     Atlantic Richfield Co.                               100,000       8,862,500                             100,000    8,862,500
     BP Amoco Plc                                         105,054      11,641,296                             105,054   11,641,296
     Chevron Corp.                                        153,000      13,578,750                             153,000   13,578,750
     Consolidated Natural Gas Co.                          66,000       4,116,750                              66,000    4,116,750
     Equitable Resources, Inc.                            289,000      10,927,813                             289,000   10,927,813
     Exxon Corp.                                          246,400      18,711,000                             246,400   18,711,000
     Mobil Corp.                                          141,800      14,286,350                             141,800   14,286,350
     Texaco, Inc.                                         125,000       7,890,625                             125,000    7,890,625
                                                                     ------------                                     ------------
                                                                       90,015,084                                       90,015,084
Oil Field Services                               0.6%
     Baker Hughes, Inc.                                    83,430       2,419,470                              83,430    2,419,470
     Halliburton Co.                                      167,600       6,871,600                             167,600    6,871,600
     Schlumberger Ltd.                                    187,800      11,702,288                             187,800   11,702,288
                                                                     ------------                                     ------------
                                                                       20,993,358                                       20,993,358
Printing, Publishing, Broadcasting &
Entertainment                                    1.7%
     CBS Corp.                                            128,620       5,948,675                             128,620    5,948,675
     Cox Communications, Inc., Cl. A                      154,500       6,450,375                             154,500    6,450,375
     Disney (Walt) Co.                                    387,479      10,026,019                             387,479   10,026,019
     Kimberly-Clark Corp.                                  93,000       4,882,500   104,600      5,491,500    197,600   10,374,000
     New York Times Co., Cl. A                             40,000       1,500,000                              40,000    1,500,000
     Time Warner, Inc.                                    243,800      14,810,850                             243,800   14,810,850
*    AMFM, Inc. (b)                                                                 113,600      6,915,400    113,600    6,915,400
     Omnicom Group, Inc.                                                             24,800      1,963,850     24,800    1,963,850
                                                                     ------------              -----------            ------------
                                                                       43,618,419               14,370,750              57,989,169
Real Estate                                      0.3%
     Marriott International, Inc., Cl. A                  235,000       7,681,563                             235,000    7,681,563
     Sunstone Hotel Investors, Inc. REIT                  186,700       1,633,625                             186,700    1,633,625
                                                                     ------------                                     ------------
                                                                        9,315,188                                        9,315,188
Retailing & Wholesale                            3.0%
     Bed Bath & Beyond, Inc.                              255,000       8,909,063                             255,000    8,909,063
     Costco Wholesale Corp.                                91,000       6,552,000                              91,000    6,552,000
     Dayton Hudson Corp.                                   82,400       4,949,150                              82,400    4,949,150
     Home Depot, Inc.                                     399,000      27,381,375                             399,000   27,381,375
     Lowe's Companies, Inc.                               216,000      10,530,000                             216,000   10,530,000
     Safeway, Inc.                                         95,000       3,615,938                              95,000    3,615,938
     W.W. Grainger, Inc.                                  110,100       5,291,681                             110,100    5,291,681
     Wal-Mart Stores, Inc.                                779,000      37,051,187                             779,000   37,051,187
                                                                     ------------                                     ------------
                                                                      104,280,394                                      104,280,394

Telecommunications Services & Equipment          1.5%
     Global Crossing Ltd.                               1,255,215      33,263,197                           1,255,215   33,263,197
     Qwest Communications International, Inc.             253,000       7,479,313                             253,000    7,479,313
     Univision Communications, Inc., Cl. A                 33,165       2,698,802                              33,165    2,698,802
     Vodafone Airtouch Public Ltd., ADR                    34,000       8,083,500                              34,000    8,083,500
                                                                     ------------                                     ------------
                                                                       51,524,812                                       51,524,812
Transportation                                   0.9%
     Burlington Northern Santa Fe Corp.                    75,000       2,062,500                              75,000    2,062,500
     Union Pacific Corp.                                  524,000      25,184,750                             524,000   25,184,750
     Werner Enterprises, Inc.                                                       174,272      3,071,544    174,272    3,071,544
                                                                     ------------              -----------            ------------
                                                                       27,247,250                3,071,544              30,318,794
Utilities - Electric                             1.0%
     Central Hudson Gas & Electric Corp.                  360,100      14,178,937                             360,100   14,178,937
     Eastern Utilities Associates                         104,300       3,115,962                             104,300    3,115,962
     Energy East Corp.                                    276,800       6,574,000                             276,800    6,574,000
     PacifiCorp                                           200,000       4,025,000                             200,000    4,025,000
     Public Service Enterprise Group, Inc.                 47,500       1,834,688                              47,500    1,834,688
     Southern Co.                                         154,000       3,965,500                             154,000    3,965,500
                                                                     ------------                                     ------------
                                                                       33,694,087                                       33,694,087
Utilities - Gas                                  0.2%
     Keyspan Corp.                                        276,636       7,918,706                             276,636    7,918,706
                                                                     ------------                                     ------------
Utilities - Telephone                            3.7%
     ALLTEL Corp.                                          72,766       5,120,907                              72,766    5,120,907
     AT&T Corp.                                           580,000      25,230,000                             580,000   25,230,000
     Bell Atlantic Corp.                                  348,080      23,430,135                             348,080   23,430,135
     GTE Corp.                                            311,400      23,938,875                             311,400   23,938,875

                                                            Foundation Fund        Capital Balanced Fund     Pro - Forma Combined
                                                       -------------------------   ----------------------   -----------------------
                                                       Principal /      Market     Principal /   Market     Principal /     Market
                                                         Shares         Value       Shares       Value        Shares        Value
                                                       ----------    ----------   ----------   ----------   ----------   ----------
     Sprint Corp.                                         702,000      38,083,500                             702,000    38,083,500
     Sprint Corp. (PCS Group)                             175,500      13,085,719                             175,500    13,085,719
                                                                   --------------                                     -------------
                                                                      128,889,136                                       128,889,136

                                                                   --------------             ------------            -------------
Total Common Stocks                                                 1,996,834,966              165,218,807            2,162,053,773
     (pro forma combined cost $1,393,111,172)                      --------------             ------------            -------------


RIGHTS                                           0.0%
Telecommunication Services & Equipment - 0.0%
     TALK.com, Inc.                                         5,300               0                               5,300             0
     (pro forma combined cost $0)                                  --------------                                     -------------


ASSET-BACKED SECURITIES                          0.5%
     AFG Receivables Trust, Series 1997-A Cl. B
     6.65%, 10/15/2002                                                               16,825         16,872     16,825        16,872
     Capital Auto Receivables Asset, Series
     1999-2 Cl. A4 6.30%, 10/15/1999                                              1,000,000      1,001,285  1,000,000     1,001,285
     Capital One Master Trust, Series 1998-4 Cl. A
     5.43%, 1/15/2007                                                             2,900,000      2,792,917  2,900,000     2,792,917
     Continental Airlines Trust, Series 1997-1A
     7.461%, 4/1/2015                                                             1,691,872      1,646,251  1,691,872     1,646,251
     CS First Boston Mortgage Securities Corp.,
     Series 1996-2 Cl. A6 7.18%, 2/25/2018                                           25,000         24,910     25,000        24,910
     Discover Card Master Trust I
     Series 1998-7 Cl. A, 5.60%, 5/16/2006                                        1,125,000      1,083,516  1,125,000     1,083,516
     Series 1996-3 Cl. A, 6.05%, 8/18/2008                                        2,025,000      1,957,658  2,025,000     1,957,658
     EQCC Home Equity Loan Trust, Series 1999-2 Cl. A6F
     6.685%, 2/25/2010                                                            2,500,000      2,434,137  2,500,000     2,434,137
     Ford Credit Auto Owner Trust, Series 1999-C Cl. A4
     6.08%, 9/16/2002                                                             1,200,000      1,197,006  1,200,000     1,197,006
     Key Auto Finance Trust, Series 1999-1 Cl. A3
     5.63%, 7/15/2003                                                             1,500,000      1,487,093  1,500,000     1,487,093
     Northwest Airlines Trust, Series 1999-2 Cl. B
     7.95%, 3/1/2015                                                              1,700,000      1,687,501  1,700,000     1,687,501
     Saxon Asset Securities Trust, Series 1999-2 Cl. Af6
     6.415%, 3/25/2014                                                            2,500,000      2,378,555  2,500,000     2,378,555
     Union Acceptance Corp.
     Series 1998-D, 5.75%, 6/9/2003                                                 250,000        248,791    250,000       248,791
     Series 1997-A Cl. A3, 6.48%, 5/10/2004                                          45,000         44,909     45,000        44,909
                                                                                              ------------              -----------
Total Asset-Backed Securities                                                                   18,001,401               18,001,401
(pro forma combined cost $18,524,831)                                                         ------------              -----------

CONVERTIBLE DEBENTURES                           0.1%
Business Equipment & Services                    0.0%
     Personnel Group of America, Inc.
     5.75%, 07/01/2004                                    800,000         596,000                             800,000       596,000
                                                                   --------------                                     -------------
Environmental Services                           0.0%
     Waste Management, Inc.
     4.00%, 02/12/2002                                    100,000          89,500                             100,000        89,500
                                                                   --------------                                     -------------
Industrial Specialty Products & Services         0.1%
     Robbins & Myers, Inc.
     6.50%, 09/01/2003                                  2,100,000       1,756,125                           2,100,000     1,756,125
     Simula, Inc.
     8.00%, 05/01/2004                                    750,000         548,438                             750,000       548,438
                                                                   --------------                                     -------------
                                                                        2,304,563                                         2,304,563
Retailing & Wholesale                            0.0%
     Home Depot, Inc.
     3.25%, 10/01/2001                                    500,000       1,483,125                             500,000     1,483,125
                                                                   --------------                                     -------------
                                                                   --------------                                     -------------
Total Convertible Debentures                                            4,473,188                                         4,473,188
(pro forma combined cost $4,280,000)                               --------------                                     -------------

CORPORATE BONDS & NOTES                          2.4%
Automotive Equipment & Manufacturing             0.7%
     Daimler Chrysler AG
     6.90%, 09/01/2004                                 25,000,000      25,118,575                          25,000,000    25,118,575
                                                                   --------------                                     -------------
Banks                                            0.0%
     Norwest Corp.

                                                            Foundation Fund        Capital Balanced Fund     Pro - Forma Combined
                                                       -------------------------   ----------------------   -----------------------
                                                       Principal /      Market     Principal /   Market     Principal /     Market
                                                         Shares         Value       Shares       Value        Shares        Value
                                                       ----------    ----------   ----------   ----------   ----------   ----------
     6.80%, 5/15/2002                                                                 60,000        60,419      60,000       60,419
                                                                                                ----------               ----------
Chemical & Agricultural Products                 0.0%
     Arco Chemical Co.
     10.25%, 11/01/2010                                   210,000         216,441                              210,000      216,441
                                                                      -----------                                        ----------
Diversified Companies                            0.0%
     Rothmans Nederland Holdings BV
     6.875%, 5/6/2008                                                              1,500,000     1,409,777   1,500,000    1,409,777
                                                                                                ----------               ----------
Finance & Insurance                              0.2%
     Associates Corp. of North America
     6.25%, 11/1/2008                                                              1,500,000     1,414,170   1,500,000    1,414,170
     Chrysler Financial Corp.
     6.95%, 03/25/2002                                    500,000         507,876                              500,000      507,876
     Ford Motor Credit Co.
     5.80%, 1/12/2009                                                              1,250,000     1,137,487   1,250,000    1,137,487
     General Electric Capital Corp.
     6.29%, 12/15/2007                                                               300,000       300,166     300,000      300,166
     Goldman Sachs Group, Inc.
     6.65%, 5/15/2009                                                              1,580,000     1,505,024   1,580,000    1,505,024
     Household Finance Corp.
     6.40%, 6/17/2008                                                              1,450,000     1,363,310   1,450,000    1,363,310
     Toyota Motor Credit Corp.
     5.625%, 11/13/2003                                                              100,000        96,452     100,000       96,452
                                                                      -----------               ----------               ----------
                                                                          507,876                5,816,609                6,324,485
Food & Beverage Products                         0.1%
     Kroger Co.
     7.25%, 6/1/2009                                                               1,500,000     1,467,561   1,500,000    1,467,561
     Pepsi Bottling Holdings, Inc.
     5.625%, 2/17/2009                                                             1,800,000     1,619,048   1,800,000    1,619,048
                                                                                                ----------               ----------
                                                                                                 3,086,609                3,086,609
Healthcare Products & Services                   0.0%
     SmithKline Beecham Corp.
     6.625%, 10/1/2001                                                               330,000       333,041     330,000      333,041
                                                                                                ----------               ----------
Information Services & Technology                0.1%
     IBM Corp. (b)
     6.50%, 1/15/2028                                                              1,800,000     1,651,469   1,800,000    1,651,469
     Sun Microsystems, Inc.
     7.65%, 8/15/2009                                                              2,000,000     2,030,640   2,000,000    2,030,640
                                                                                                ----------               ----------
                                                                                                 3,682,109                3,682,109
Oil / Energy                                     0.1%
     Atlantic Richfield Co.
     5.90%, 4/15/2009                                                              1,400,000     1,302,323   1,400,000    1,302,323
     Conoco, Inc.
     6.35%, 4/15/2009                                                              1,800,000     1,716,021   1,800,000    1,716,021
     Enron Corp.
     6.725%, 11/17/2008                                                            1,000,000       955,788   1,000,000      955,788
                                                                                                ----------               ----------
                                                                                                 3,974,132                3,974,132
Retailing & Wholesale                            0.8%
     Wal-Mart Stores, Inc.
     6.88%, 08/10/2009                                 25,000,000      25,087,025  1,500,000     1,505,222  26,500,000   26,592,247
                                                                      -----------               ----------               ----------
Sovereign Government                             0.0%
     Quebec Province Canada
     7.50%, 9/15/2029                                                              1,150,000     1,150,840   1,150,000    1,150,840
                                                                                                ----------               ----------
Telecommunication Services & Equipment           0.1%
     Cable & Wireless Communication
     6.625%, 3/6/2005                                                              1,540,000     1,554,214   1,540,000    1,554,214
     Lucent Technologies, Inc.
     6.45%, 3/15/2029                                                              1,500,000     1,352,265   1,500,000    1,352,265
     Tyco International Group SA
     6.875%, 9/5/2002                                                              2,000,000     2,005,108   2,000,000    2,005,108
                                                                                                ----------               ----------
                                                                                                 4,911,587                4,911,587
Utilities - Electric                             0.1%
     Alabama Power Co.
     7.125%, 8/15/2004                                                             2,000,000     2,016,272   2,000,000    2,016,272
     Georgia Power Co.
     5.50%, 12/1/2005                                                              1,500,000     1,400,668   1,500,000    1,400,668
     6.00%, 3/1/2000                                                               1,000,000     1,000,833   1,000,000    1,000,833
                                                                                                ----------               ----------

                                                            Foundation Fund        Capital Balanced Fund     Pro - Forma Combined
                                                       -------------------------   ----------------------   -----------------------
                                                       Principal /      Market     Principal /   Market     Principal /     Market
                                                         Shares         Value       Shares       Value        Shares        Value
                                                       ----------    ----------   ----------   ----------   ----------   ----------
                                                                                                 4,417,773                4,417,773
Utilities - Telephone                            0.0%
     Sprint Capital Corp.
     6.90%, 5/1/2019                                                                1,850,000    1,722,898   1,850,000    1,722,898
                                                                                                ----------              -----------
Utilities                                        0.0%
     PSI Energy, Inc.
     6.00%, 12/14/2001                                                              1,000,000      977,601   1,000,000      977,601
                                                                                                ----------              -----------
                                                                    -------------               ----------              -----------
Total Corporate Bonds & Notes                                          50,929,917               33,048,617               83,978,534
(pro forma combined cost $84,824,820)                               -------------               ----------              -----------

UNIT INVESTMENT TRUST                            0.1%
Finance & Insurance                              0.1%
     S&P 500 Depositary Receipt (Spiders)                                              36,000    4,635,000      36,000    4,635,000

                                                                                                ----------              -----------
Total Unit Investment Trust                                                                      4,635,000                4,635,000
(pro forma combined cost $4,605,660)                                                            ----------              -----------

U.S. GOVERNMENT & AGENCY OBLIGATIONS            26.0%
U.S. Government Agency Obligations               5.5%
     Federal Home Loan Bks
     7.00%, 9/22/2004                                                               2,250,000    2,242,062   2,250,000    2,242,062
                                                                                                ----------              -----------
     Federal Home Loan Mortgage Corp.
     6.44%, 01/28/2000                                    500,000         501,361                              500,000      501,361
                                                                     ------------                                       -----------
     Federal National Mortgage Assoc.
     5.94%, 12/12/2005                                    500,000         479,991                              500,000      479,991
     6.00%, 8/1/2014                                                                3,687,244    3,548,087   3,687,244    3,548,087
     6.21%, 08/06/2038                                  1,250,000       1,137,689                            1,250,000    1,137,689
     6.50%, 4/1/2014                                                               10,400,000   10,227,673  10,400,000   10,227,673
     6.625%, 9/15/2009                                                              4,750,000    4,733,693   4,750,000    4,733,693
     7.00%, 8/1/2029                                                               15,085,999   14,841,196  15,085,999   14,841,196
     7.00%, 9/1/2014                                                               16,250,001   16,272,101  16,250,001   16,272,101
     7.50%, 9/1/2029                                                               25,000,000   25,105,277  25,000,000   25,105,277
                                                                     ------------               ----------              -----------
                                                                        1,617,680               74,728,027               76,345,707
     Government National Mortgage Assoc.
     6.50%, 5/15/2009                                                                  78,864       77,789      78,864       77,789
     6.50%, 7/15/2014                                                               2,541,089    2,497,128   2,541,089    2,497,128
     6.50%, 4/15/2029                                                               8,096,238    7,746,237   8,096,238    7,746,237
                                                                                                ----------              -----------
                                                                                                10,321,154               10,321,154
     Tennessee Valley Authority
     7.25%, 07/15/2043                                  8,000,000       7,801,728                            8,000,000    7,801,728
     7.85%, 06/15/2044                                 10,000,000       9,994,500                           10,000,000    9,994,500
                                                                     ------------                                       -----------
                                                                       17,796,228                                        17,796,228
U.S. Treasury Obligations                       32.6%
     U.S. Treasury Bonds
     6.00%, 02/15/2026                                 38,000,000      36,242,500     500,000      476,875  38,500,000   36,719,375
     6.25%, 08/15/2023                                 40,000,000      39,362,520                           40,000,000   39,362,520
     7.13%, 02/15/2023                                 25,000,000      27,140,625                           25,000,000   27,140,625
     7.25%, 05/15/2016                                 49,500,000      53,521,875                           49,500,000   53,521,875
     7.25%, 08/15/2022                                 23,000,000      25,264,074                           23,000,000   25,264,074
     8.00%, 11/15/2021                                 10,000,000      11,818,750                           10,000,000   11,818,750
     8.13%, 05/15/2021                                 25,000,000      29,828,125                           25,000,000   29,828,125
     8.13%, 08/15/2019                                 50,000,000      59,218,750                           50,000,000   59,218,750
     8.38%, 08/15/2008                                 30,000,000      32,353,140                           30,000,000   32,353,140
     8.50%, 02/15/2020                                 10,000,000      12,284,380                           10,000,000   12,284,380
     10.63%, 08/15/2015                                 1,000,000       1,410,625                            1,000,000    1,410,625
                                                                     ------------               ----------              -----------
                                                                      328,445,364                  476,875              328,922,239
     U.S. Treasury Bonds (b)
     5.25%, 11/15/2028                                                              1,700,000    1,474,220   1,700,000    1,474,220
     6.50%, 11/15/2026                                                              9,350,000    9,501,937   9,350,000    9,501,937
                                                                                                ----------              -----------
                                                                                                10,976,157               10,976,157
     U.S. Treasury Notes
     5.25%, 08/15/2003                                125,000,000     122,578,125                          125,000,000  122,578,125
     5.50%, 05/15/2009                                 25,000,000      24,179,700                           25,000,000   24,179,700
     5.88%, 11/15/1999                                  2,000,000       2,003,126                            2,000,000    2,003,126
     5.88%, 02/15/2000                                    350,000         351,094                              350,000      351,094
     5.88%, 09/30/2002                                 75,000,000      75,304,725                           75,000,000   75,304,725
     5.88%, 11/15/2005                                 50,000,000      49,687,500                           50,000,000   49,687,500
     6.00%, 10/15/1999                                    500,000         500,469                              500,000      500,469

                                                         Foundation Fund        Capital Balanced Fund     Pro - Forma Combined
                                                    -------------------------   ----------------------   -------------------------
                                                    Principal /      Market     Principal /   Market /   Principal /       Market
                                                      Shares         Value       Shares       Value        Shares          Value
                                                    ----------    ----------   ----------   ----------   ----------     ----------
     6.00%, 08/15/2009                                                          1,250,000    1,260,157    1,250,000      1,260,157
     6.13%, 09/30/2000                               1,000,000     1,006,563                              1,000,000      1,006,563
     6.13%, 08/15/2007                              75,000,000    75,117,225                             75,000,000     75,117,225
     6.38%, 01/15/2000                                 500,000       501,875                                500,000        501,875
     6.50%, 05/31/2001                                 900,000       912,094                                900,000        912,094
     6.50%, 08/31/2001                             100,000,000   101,531,300                            100,000,000    101,531,300
     6.50%, 08/15/2005                               1,130,000     1,156,485                              1,130,000      1,156,485
     6.63%, 03/31/2002                               1,000,000     1,021,250                              1,000,000      1,021,250
     6.88%, 05/15/2006                                 500,000       521,875                                500,000        521,875
     7.50%, 11/15/2001                               3,235,000     3,353,281                              3,235,000      3,353,281
     7.50%, 02/15/2005                                 600,000       641,438                                600,000        641,438
     7.75%, 11/30/1999                                 700,000       703,719                                700,000        703,719
                                                              --------------              ------------              --------------
                                                                 461,071,844                 1,260,157                 462,332,001

                                                              --------------              ------------              --------------
Total U.S. Government & Agency Obligation                        809,432,477               100,004,432                 909,436,909
(pro forma combined cost $903,138,211)                        --------------              ------------              --------------

SHORT-TERM INVESTMENTS                        9.6%
Mutual Funds                                  0.6%
     Navigator Prime Portfolio (c)                                             22,733,449   22,733,449   22,733,449     22,733,449
                                                                                          ------------              --------------
Repurchase Agreements                         9.0%
     State Street Bank & Trust Co.(a)              $271,335,000   271,335,000  $41,410,701  $41,410,701 $312,745,701   312,745,701
                                                               --------------              ------------             --------------
                                                               --------------              ------------             --------------
Total Short-Term Investments                                      271,335,000                64,144,150                335,479,150
(pro forma combined cost $335,479,150)                         --------------              ------------             --------------

                                                               --------------              ------------             --------------
Total Investments                                               3,133,005,548               385,052,407              3,518,057,955
(pro forma combined cost $2,743,963,844)    100.4%

Other Assets and Liabilities - net           (0.4%)                12,864,220               (27,523,995)               (14,659,775)
                                            -----

                                                               --------------              ------------             --------------
Net Assets                                  100.0%             $3,145,869,768              $357,528,412             $3,503,398,180
                                            =====              ==============              ============             ==============


*    Non-income producing security.
(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
(b)  All or a portion of this security is on loan.
(c)  Represents investment in cash collateral received for securities on loan.

Summary of Abbreviations:
ADR - American Depository Receipt
REIT - Real Estate Investment Trust



FUTURES CONTRACTS - SHORT POSITIONS+
                             Number of           Initial Contract          Value at              Net
Expiration                   Contracts                Amount          September 30, 1999     Unrealized Loss
-------------------------------------------------------------------------------------------------------------
December 1999             87 5 Yr. T-Note          $9,389,204            $9,436,786            ($47,582)
December 1999             43 2 Yr. T-Note           8,894,954             8,923,841             (28,887)
                                                                                               ---------
                                                                                               ($76,469)
                                                                                               =========

+  Open futures contracts held by Capital Balanced Fund and Pro Forma Combined.

              See Notes to Pro Forma Combining Financial Statements

                           Evergreen Foundation Fund
                              Pro Forma Combining
                      Statement of Assets and Liabilities
                        September 30, 1999 (Unaudited)

                                                                   Foundation            Capital                        Pro Forma
                                                                      Fund           Balanced Fund   Adjustments        Combined
                                                                 --------------      -------------   -----------        --------
===================================================================================================================================
Assets
    Identified cost of securities                               $ 2,108,213,552    $   323,004,591                 $ 2,431,218,143
    Repurchase agreements at amortized cost                         271,335,000         41,410,701                     312,745,701
    Net unrealized gain on securities                               753,456,996         20,637,115                     774,094,111
                                                                ---------------    ---------------                 ---------------
    Market value of securities                                    3,133,005,548        385,052,407                   3,518,057,955
    Receivable for securities sold                                    3,380,663          4,112,072                       7,492,735
    Receivable for Fund shares sold                                   3,240,685            745,757                       3,986,442
    Dividends and interest receivable                                10,862,920          1,665,792                      12,528,712
    Prepaid expenses and other assets                                    62,482             64,760                         127,242
-----------------------------------------------------------------------------------------------------------------------------------
       Total assets                                               3,150,552,298        391,640,788                   3,542,193,086
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities
    Payable for securities purchased                                          -         10,498,619                      10,498,619
    Payable for Fund shares redeemed                                  1,783,726            837,292                       2,621,018
    Payable for securities on loan                                            -         22,733,449                      22,733,449
    Payable for daily variation margin on open
      futures contracts                                                       -             42,688                          42,688
    Due to custodian bank                                               142,031                  -                         142,031
    Advisory fee payable                                              1,954,077                  -                       1,954,077
    Distribution Plan expenses payable                                  352,848                  -                         352,848
    Accrued expenses and other liabilities                              449,848                328                         450,176
-----------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                              4,682,530         34,112,376                      38,794,906
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                      $ 3,145,869,768    $   357,528,412                 $ 3,503,398,180
===================================================================================================================================


===================================================================================================================================
Net assets represented by
    Paid-in capital                                             $ 2,343,245,133    $   330,560,987                 $ 2,673,806,120
    Undistributed net investment income                                  90,566             20,038                         110,604
    Accumulated net realized gains on securities,
       futures and foreign currency related transactions             49,077,073          6,386,741                      55,463,814
    Net unrealized gains on securities
       and foreign currency related transactions                    753,456,996         20,560,646                     774,017,642
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $ 3,145,869,768    $   357,528,412                 $ 3,503,398,180
===================================================================================================================================
Net assets consist of
       Class A                                                  $   416,795,978    $   138,686,469                 $   555,482,447
       Class B                                                    1,475,686,368        218,816,199                   1,694,502,567
       Class C                                                       67,946,045                  -                      67,946,045
       Class Y                                                    1,185,441,377             25,744                   1,185,467,121
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $ 3,145,869,768    $   357,528,412                 $ 3,503,398,180
===================================================================================================================================
Shares outstanding
       Class A                                                       19,870,139          9,151,723  (2,540,070) (1)     26,481,792
       Class B                                                       70,700,136         14,469,304  (3,985,830) (1)     81,183,610
       Class C                                                        3,255,896                  -           -           3,255,896
       Class Y                                                       56,503,666              1,703        (476) (1)     56,504,893
===================================================================================================================================
Net asset value per share
===================================================================================================================================
       Class A                                                  $         20.98    $         15.15                 $         20.98
===================================================================================================================================
       Class A - Offering price
         (based on sales charge of 4.75%)                       $         22.03    $         16.07                 $         22.03
===================================================================================================================================
       Class B                                                  $         20.87    $         15.12                 $         20.87
===================================================================================================================================
       Class C                                                  $         20.87                  -                 $         20.87
===================================================================================================================================
       Class Y                                                  $         20.98    $         15.12                 $         20.98
===================================================================================================================================


(1) Adjustment represents change in shares outstanding as a result of merger transaction.

                          See Notes to Pro Forma Combining Financial Statements.

                           Evergreen Foundation Fund
                              Pro Forma Combining
                            Statement of Operations
               For the Year Ended September 30, 1999 (Unaudited)

                                                                                        Capital       Pro Forma         Pro Forma
                                                                  Foundation Fund   Balanced Fund   Adjustments         Combined
                                                                  ---------------   -------------   -----------        -----------
Investment income
   Dividends (net of foreign withholding taxes)                   $    37,326,399  $    1,573,116  $         -     $    38,899,515
   Interest                                                            64,166,656       8,172,660            -          72,339,316
-----------------------------------------------------------------------------------------------------------------------------------
          Total investment income                                     101,493,055       9,745,776            -         111,238,831
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
   Advisory fee                                                        23,218,845       2,216,232     (110,752) (1)     25,324,325
   Distribution Plan expenses                                          15,841,458       2,221,946                       18,063,404
   Transfer agent fee                                                   5,732,986         435,200      166,284  (2)      6,334,470
   Administrative services fees                                                 -         367,370     (367,370) (2)              -
   Trustees' fees and expenses                                            103,341           5,328        3,940  (3)        112,609
   Printing and postage expenses                                          250,483         218,701     (196,192) (3)        272,992
   Custodian fee                                                          874,922          82,005        1,958  (2)        958,885
   Registration and filing fees                                           117,541         181,604     (174,508) (3)        124,637
   Professional fees                                                       32,701          59,665      (57,492) (4)         34,874
   Organization expenses                                                   17,958               -            -              17,958
   Other                                                                  120,636          97,274      (84,825) (3)        133,085
-----------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                  46,310,871       5,885,325     (818,957)         51,377,239
   Less:  Fee credits                                                    (147,551)              -            -            (147,551)
-----------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                    46,163,320       5,885,325     (818,957)         51,229,688
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                               55,329,735       3,860,451      818,957          60,009,143
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gains or losses on securities,
 futures contracts and foreign currency related transactions
   Net realized gains or losses on:
       Securities                                                      44,070,596       7,191,289            -          51,261,885
       Foreign currency related transactions                               (9,750)              -            -              (9,750)
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gains or losses on securities, futures contracts
      and foreign currency related transactions                        44,060,846       7,191,289            -          51,252,135
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized gains or losses on securities, futures
      contracts and foreign currency related transactions             238,126,046       5,962,995            -         244,089,041
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains on securities,
    futures contracts and foreign currency related transactions       282,186,892      13,154,284            -         295,341,176
-----------------------------------------------------------------------------------------------------------------------------------

      Net increase in net assets resulting from operations           $337,516,627     $17,014,735     $818,957        $355,350,319
-----------------------------------------------------------------------------------------------------------------------------------

(1) Adjustment to reflect advisory fees for the combined fund based on the advisory fee rates in place for the period for the acquiring fund.

(2) Adjustment to reflect fees for the combined fund under the Foundation Fund's respective service agreements in place for the period; Capital Balanced Fund was formerly a Mentor Fund.

(3) Adjustment to reflect expenses for the combined fund based on Foundation Fund's expense structure for the period; Capital Balanced Fund was formerly a Mentor Fund.

(4) Adjustment to reflect audit, tax and legal fees for the combined fund for the period.

            See Notes to Pro Forma Combining Financial Statements.

Evergreen Foundation Fund
Notes to Pro Forma Combining Financial Statements
September 30, 1999 (Unaudited)

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Combining Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen Foundation Fund ("Foundation Fund") and Evergreen Capital Balanced Fund ("Capital Balanced Fund") at September 30, 1999 and for the respective periods then ended.

     The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Capital Balanced Fund. The Reorganization provides for the acquisition of all assets and the identified liabilities of Capital Balanced Fund by Foundation Fund, in exchange for Class A, Class B, Class C and Class Y shares of Foundation Fund. Thereafter, there will be a distribution of Class A, Class B, Class C and Class Y shares of Foundation Fund to the respective shareholders of Capital Balanced Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Capital Balanced Fund will become the owners of that number of full and fractional Class A, Class B, Class C and Class Y shares of Foundation Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of Capital Balanced Fund as of the close of business immediately prior to the date that Capital Balanced Fund net assets are exchanged for Class A, Class B, Class C and Class Y shares of Foundation Fund.

     The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

     The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Capital Balanced Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Foundation Fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class A, Class B, Class C and Class Y shares of Foundation Fund which would have been issued at September 30, 1999 in connection with the proposed Reorganization. Shareholders of Capital Balanced Fund would receive Class A, Class B, Class C and Class Y shares of Foundation Fund based on conversion ratios determined on September 30, 1999. The conversion ratios are calculated by dividing the net asset value of Capital Balanced Fund by the net asset value per share of the respective class of Foundation Fund.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by determining the expense rates based on the combined average assets of the two funds and applying those rates to the average assets of the Foundation Fund for the twelve months ended September 30, 1999 and to the average net assets of the Capital Balanced Fund for the twelve months ended September 30, 1999. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.




                             EVERGREEN EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

     The response to this item is incorporated by reference to the sub- caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.


Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Equity Trust's Registration Statement on Form N-1A filed on October 8, 1997. Registration No. 333-37453 ("Form N-1A Registration Statement")

2.   Bylaws. Incorporated by reference to the Form N-1A Registration Statement.

3.   Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Evergreen Equity Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and VIII.

6(a).Investment Advisory Agreement between Evergreen Asset Management Corp. and
     Evergreen Equity Trust. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 4 filed on March 12, 1998. Registration No. 333-36047.

6(b).Sub-Advisory  Agreement between Evergreen Asset Management Corp. and Lieber
     & Company. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 9 filed on October 1, 1998. Registration
     No. 333-36047.

7(a).Underwriting Agreement between Evergreen  Distributor,  Inc. and Evergreen
     Equity Trust for Classes A, B, C and Y. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 4 filed on March 12, 1998. Registration No. 333-36047.

7(b).Specimen Copy of Dealer Agreement for Class A , Class B and Class C shares used by Evergreen Distributor, Inc. Incorporated by reference to the Form N-1A Registration Statement.

8. Form of Deferred Compensation Plan. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 1 filed on November 10, 1997. Registration No. 333-36047.

9. Agreement between State Street Bank and Trust Company and Evergreen Equity Trust. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 4 filed on March 12, 1998. Registration
     No. 333-36047.

10. Rule 12b-1 Distribution Plan. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 4 filed on March 12, 1998. Registration No. 333-36047.

11. Opinion and Consent of Sullivan & Worcester LLP. Incorporated by reference to Evergreen Equity Trust's Registration Statement to Form N-14 filed on April 11, 2000.

12.  Tax Opinion and Consent of Sullivan & Worcester LLP.  Filed herewith.

13.  Not applicable.

14. Consent of KPMG LLP. Incorporated by reference to Evergreen Equity Trust's Registration Statement to Form N-14 filed on April 11, 2000.

15.  Not applicable.

16.  Not applicable.

17. Powers of Attorney. Incorporated by reference to Evergreen Equity Trust's Registration Statement to Form N-14 filed on April 11, 2000.

18.  Proxy Card. Filed herewith.

19.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a apart of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 18th day of May, 2000.

                                         EVERGREEN EQUITY TRUST

                                         By: /s/ Carol Kosel
                                             -----------------------------
                                             Name:  Carol Kosel*
                                             Title: Treasurer


     As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 18th day of May, 2000.


/s/William M. Ennis                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
----------------------------            -----------------------------     --------------------------------
William M. Ennis*                       Laurence B. Ashkin*               Charles A. Austin III*
President (Principal Financial and      Trustee                           Trustee
      Accounting Officer)

/s/ K. Dun Gifford                      /s/ Arnold H. Dreyfuss            /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         Arnold H. Dreyfuss*               William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/ Leroy Keith, Jr.                    /s/ Thomas L. McVerry              /s/ Michael S. Scofield
----------------------------            -----------------------------      --------------------------------
Leroy Keith, Jr.*                       Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/Gerald M. McDonnell                  /s/ Russell A. Salton, III MD      /s/ Louis W. Moelchert, Jr.
----------------------------            ------------------------------     -------------------------------
Gerald M. McDonell*                     Russell A. Salton, III MD*         Louis W. Moelchert, Jr.*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Richard K. Wagoner             /s/ Carol Kosel
----------------------------            ------------------------------     -------------------------------
David M. Richardson*                    Richard K. Wagoner*                Carol Kosel*
Trustee                                 Trustee                            Treasurer

/s/ Richard J. Shima
----------------------------
Richard J. Shima*
Trustee


*By: /s/ Beth K. Werths
----------------------------
Beth K. Werths
Attorney-in-Fact


     *Beth K. Werths, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.

                              INDEX TO EXHIBITS

Exhibit
Letter         Exhibit
-------        -------
12.            Tax Opinion of Sullivan & Worcester LLP
18.            Proxy Card